April 28, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

 RE: Midland National Life Separate Account C

         File Number 333-176870 – LiveWell Variable Annuity

Commissioners:

On behalf of Midland National Life Insurance Company (“Midland National”), we are filing electronically herewith under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 Post-Effective Amendment No. 15 to the above-referenced registration statement and Amendment No. 139 to the registration statement under the Investment Company Act of 1940 (“Amendment”).

This Amendment is being filed to:

•         respond to the oral comments of the Commission staff (“staff”) on the registration statement, which the staff provided to Midland National’s counsel by telephone on April 15, 2020,

•         include required financial statements in the registration statement,

•         include information filed via 497 throughout the year,

•         include name changes made by the fund companies,

•         include information regarding owner control and the SECURE Act, and

•         include any exhibits required by Form N-4 that were not previously filed.

We have submitted under separate cover a letter detailing Midland National’s responses to the staff comments and changes made to the registration statement.  Midland National represents that the Amendment effects no other material changes to the registration statement.

Acceleration of Effectiveness of the Registration Statement

As stated in our prior correspondence regarding the Amendment, we request that the registration statement be declared effective as of May 1, 2020.

If you have any comments or questions about this filing, please contact the undersigned or Richard T. Choi of Carlton Fields, P.A. at 202-965-8127 or RChoi@carltonfields.com.

Sincerely,

/s/ Jason L Bradshaw

Jason L. Bradshaw

Senior Compliance Consultant

cc:        Richard T. Choi

            Carlton Fields, P.A.

As filed with the Securities and Exchange Commission on April 28, 2020
Registration Nos. 333-176870
811-07772

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	o
Pre-Effective Amendment No.	o
Post-Effective Amendment No. 15	x
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	o
ACT OF 1940
Amendment No. 139	x

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
(Exact Name of Registrant)

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

One Sammons Plaza, Sioux Falls, SD 57193
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code:
(605) 335-5700

Name and Address of Agent for Service:	Copy to:

Brian Hansen	Richard T. Choi, Esq.
Senior Vice President, General Counsel & Secretary	Carlton Fields, P.A.
Midland National Life Insurance Company	1025 Thomas Jefferson Street, NW Suite 400 West
Sammons Financial Group	Washington, DC 20007-5208
4350 Westown Parkway
West Des Moines, IA 50266

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:
o	Immediately upon filing pursuant to paragraph (b) of Rule 485
o	On	pursuant to paragraph (b) of Rule 485
x	60 days after filing pursuant to paragraph (a) of Rule 485

o	On	pursuant to paragraph (a) of Rule 485

Title of securities being registered:
LiveWell Variable Annuity
Individual Flexible Premium Variable Annuity Contracts.

LiveWell Variable Annuity Prospectus

May 1, 2020

An Individual Flexible Premium Deferred Variable Annuity

issued by: Midland National Life Insurance Company

through the Midland National Life Separate Account C

This prospectus describes what you should know before purchasing the LiveWell Variable Annuity Contract.  Please read this prospectus carefully and keep it for future reference.

The LiveWell Variable Annuity (the “Contract”) is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other savings needs.  The minimum initial premium for a Contract is $10,000.

The investment options available under your Contract are listed on the following pages.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of each investment option.

Replacing an existing annuity with the Contract may not be of financial benefit to you.  Your existing annuity may be subject to fees or penalties on surrender.  Compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

We pay compensation to broker/dealers whose registered representatives sell the Contract.  See “Distribution of the Contracts” for additional information about the compensation we pay.

A Statement of Additional Information (“SAI”) about the Contract and the Midland National Life Separate Account C, dated May 1, 2020 has been filed with the Securities and Exchange Commission (“SEC”).  The SAI is available free of charge by accessing the SEC’s Internet website (www.sec.gov) or upon request, free of charge, by writing to us at our Customer Service Center, Midland National Life Insurance Company, P.O. Box 758547, Topeka, Kansas 66675-8547 or by calling our Customer Service Center toll-free (866) 747-3421.  The table of contents of the SAI is included at the end of this prospectus and is incorporated herein by reference.  The SEC maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

You may allocate your premiums to the Separate Account investment options (see Definitions) that invest in a specified mutual fund (“portfolio”).  The investment options invest in the following series funds or trusts:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Delaware VIP® Trust	Legg Mason Partners Variable Income Trust
The Alger Portfolios	DWS Variable Insurance Portfolios	Lord Abbett Series Fund, Inc.
AB Variable Products Series Fund, Inc.	Federated Hermes Insurance Series	MFS Variable Insurance Trust
ALPS Variable Investment Trust	Fidelity® Variable Insurance Products	MFS Variable Insurance Trust II
American Century Variable Portfolios, Inc.	Franklin Templeton Variable Insurance Products Trust	MFS Variable Insurance Trust III
American Funds Insurance Series®	Guggenheim Variable Insurance Funds	Northern Lights Variable Trust
BlackRock Variable Series Funds, Inc.	Ivy Variable Insurance Portfolios	PIMCO Variable Insurance Trust
Calvert Variable Products, Inc.	Janus Aspen Series	Pioneer Variable Contracts Trust
Calvert Variable Series, Inc.	John Hancock Variable Insurance Trust	Royce Capital Fund
Columbia Funds Variable Insurance Trust	Lazard Retirement Series, Inc.	T. Rowe Price
Columbia Funds Variable Series Trust II	Legg Mason Partners Variable Equity Trust	VanEck VIP Trust

Your accumulation value in the investment options will increase or decrease based on investment performance of the mutual fund portfolios.  You bear this risk.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolios available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by contacting our Customer Service Center at (866) 747-3421.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by contacting the Customer Service Center at the toll-free number referenced immediately above. Your election to receive reports in paper will apply to all portfolios available under your Contract.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CONTRACT DESCRIBED IN THIS PROSPECTUS IS NOT A BANK DEPOSIT, NOT AN OBLIGATION OF A BANK, AND IS NOT GUARANTEED BY A BANK.  THIS CONTRACT IS NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THE CONTRACT INVOLVES INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

The Separate Account investment options (the “subaccounts”) currently available under your Contract are:

1. AB VPS Dynamic Asset Allocation Portfolio B	40. Columbia Variable Portfolio - Select Large-Cap Value Fund Class 2
2. AB VPS Small/Mid Cap Value Portfolio B	41. Columbia Variable Portfolio - Seligman Global Tech Fund Class 2
3. Alger Capital Appreciation Portfolio Class S	42. Columbia Variable Portfolio - Strategic Income Fund Class 2
4. ALPS | Alerian Energy Infrastructure Portfolio Class III	43. Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2
5. ALPS | Red Rocks Listed Private Equity Class III	44. DWS Alternative Asset Allocation VIP-B
6. American Century VP Balanced Fund II	45. DWS Equity 500 Index VIP-B
7. American Century VP Income & Growth Fund II	46. DWS Small Cap Index VIP-B
8. American Century VP Inflation Protection Fund II	47. DWS Small Mid Cap Value VIP-B
9. American Century VP Mid Cap Value Fund II	48. Eaton Vance VT Floating-Rate Income Fund
10. American Century VP Ultra Fund II	49. Federated Hermes High Income Bond II Service
11. American Century VP Value Fund II	50. Federated Hermes Kaufmann Fund II Service
12. American Funds IS Asset Allocation Fund Class 4	51. Federated Hermes Managed Volatility II Service
13. American Funds IS Blue Chip Income and Growth Fund Class 4	52. Fidelity® VIP Contrafund® Portfolio Service Class 2
14. American Funds IS Capital Income Builder® Class 4	53. Fidelity® VIP Emerging Markets Portfolio Service Class 2
15. American Funds IS Global Growth and Income Fund Class 4	54. Fidelity® VIP FundsManager 50% Portfolio Service Class 2
16. American Funds IS Global Growth Fund Class 4	55. Fidelity® VIP FundsManager 70% Portfolio Service Class 2
17. American Funds IS Global Small Capitalization Fund Class 4	56. Fidelity® VIP FundsManager 85% Portfolio Service Class 2
18. American Funds IS Growth Fund Class 4	57. Fidelity® VIP Growth Opportunities Portfolio Service Class 2
19. American Funds IS Growth-Income Fund Class 4	58. Fidelity® VIP High Income Portfolio Service Class 2
20. American Funds IS International Fund Class 4	59. Fidelity® VIP International Capital Appreciation Portfolio Service Class 2
21. American Funds IS International Growth and Income Fund Class 4	60. Fidelity® VIP Mid Cap Portfolio Service Class 2
22. American Funds IS New World Fund® Class 4	61. Fidelity® VIP Real Estate Portfolio Service Class 2
23. American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	62. Fidelity® VIP Strategic Income Portfolio Service Class 2
24. American Funds IS Ultra-Short Bond Fund Class 4	63. Franklin Income VIP Fund Class 2
25. BlackRock Basic Value V.I. Fund Class III	64. Franklin Mutual Global Discovery VIP Fund Class 2
26. BlackRock Equity Dividend V.I. Fund Class III	65. Franklin Mutual Shares VIP Fund Class 2
27. BlackRock Global Allocation V.I. Fund Class III	66. Franklin Rising Dividends VIP Fund Class 2
28. BlackRock 60/40 Target Allocation ETF V.I. Fund	67. Guggenheim VIF Global Managed Futures Strategy Fund
29. BlackRock Large Cap Focus Growth V.I. Fund Class III	68. Guggenheim VIF Long Short Equity Fund
30. Calvert VP SRI Balanced Portfolio	69. Guggenheim VIF Multi-Hedge Strategies Fund
31. Calvert VP SRI Mid Cap Portfolio	70. Guggenheim VIF Small Cap Value Fund Series Q
32. ClearBridge Variable Dividend Strategy Portfolio Class II	71. Invesco Oppenheimer Discovery Mid Cap Growth/VA Service Class
33. ClearBridge Variable Large Cap Growth II	72. Invesco Oppenheimer Global Fund/VA Service Class
34. ClearBridge Variable Mid Cap Portfolio Class II	73. Invesco Oppenheimer International Growth Fund/VA Service Class
35. ClearBridge Variable Small Cap Growth Portfolio Class II	74. Invesco Oppenheimer Main Street Fund/VA Service Class
36. Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	75. Invesco Oppenheimer Main Street Small Cap Fund/VA Service Class
37. Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	76. Invesco Oppenheimer Total Return Bond Fund/VA Service Class
38. Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	77. Ivy VIP Energy
39. Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	78. Ivy VIP Global Bond

Separate Account investment options continued on next page.

79. Ivy VIP Growth	108. MFS VIT II Technology Portfolio Service Class
80. Ivy VIP High Income	109. MFS VIT III Global Real Estate Service Class
81. Ivy VIP International Core Equity	110. MFS VIT New Discovery Series Service Class
82. Ivy VIP Mid Cap Growth	111. MFS VIT Utilities Series Service Class
83. Ivy VIP Natural Resources	112. PIMCO VIT All Asset Portfolio Advisor Class
84. Ivy VIP Science and Technology	113. PIMCO VIT CommodityRealReturn® Strategy Portfolio Advisor Class
85. Ivy VIP Small Cap Core	114. PIMCO VIT Dynamic Bond Portfolio Advisor Class
86. Ivy VIP Small Cap Growth	115. PIMCO VIT Emerging Markets Bond Portfolio Advisor Class
87. Janus Henderson Balanced Portfolio Service Shares	116. PIMCO Global Managed Asset Allocation Portfolio
88. Janus Henderson Enterprise Portfolio Service Shares	117. PIMCO VIT High Yield Portfolio Advisor Class
89. Janus Henderson Flexible Bond Portfolio Service Shares	118. PIMCO VIT Income Portfolio Advisor Class
90. Janus Henderson Global Research Portfolio Service Shares	119. PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class
91. Janus Henderson Global Technology and Innovation Portfolio Service Shares	120. PIMCO VIT Low Duration Portfolio Advisor Class
92. Janus Henderson Mid Cap Value Portfolio Service Shares	121. PIMCO VIT Real Return Portfolio Advisor Class
93. Janus Henderson Overseas Portfolio Service Shares	122. PIMCO VIT Short-Term Portfolio Advisor Class
94. John Hancock VIT Financial Industries Trust Series II	123. PIMCO VIT Total Return Portfolio Advisor Class
95. John Hancock VIT Select Bond Trust Series II	124. Pioneer Bond VCT Portfolio Class II
96. John Hancock VIT Strategic Income Opportunities Trust Series II	125. Pioneer Equity Income VCT Portfolio Class II
97. Lazard Retirement Global-Dynamic Multi Asset Portfolio Service Shares	126. Pioneer Strategic Income VCT Portfolio Class II
98. Lazard Retirement International Equity Portfolio Service Shares	127. Royce Capital Fund - Small-Cap Portfolio Service Class
99. Lord Abbett Series Fund Bond Debenture Portfolio VC	128. Rydex VIF S&P 500 Pure Growth Fund
100. Lord Abbett Series Fund Developing Growth Portfolio VC	129. T. Rowe Price Blue Chip Growth Portfolio-II
101. Lord Abbett Series Fund Fundamental Equity Portfolio VC	130. T. Rowe Price Health Sciences Portfolio-II
102. Lord Abbett Series Fund Short Duration Income Portfolio VC	131. Templeton Developing Markets VIP Fund Class 2
103. MFS VIT II Blended Research Core Equity Portfolio Service Class	132. Templeton Foreign VIP Fund Class 2
104. MFS VIT II Corporate Bond Portfolio Service Class	133. Templeton Global Bond VIP Fund Class 2
105. MFS VIT II Emerging Markets Equity Portfolio Service Class	134. VanEck VIP Global Hard Assets Fund S
106. MFS VIT II Global Tactical Allocation Portfolio Service Class	135. Western Asset Core Bond Plus VIT Portfolio Class II
107. MFS VIT II International Intrinsic Value Portfolio	136. Western Asset Variable Global High Yield Bond Portfolio Class II

\

These investment options are open to new premiums and investment transfers.  More information, including information regarding “closed” investment options, can be found in the appendices. “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS” highlights each subaccount’s investment objectives and adviser.

If you have received a summary prospectus for any of the investment options available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information, shown on the front of the portfolio’s summary prospectus.

DEFINITIONS

SUMMARY

Features of LiveWell Variable Annuity

Your “Free Look” Right

Your Accumulation Value

Flexible Premium Payments

Investment Choices

Transfers

Frequent or Disruptive Transfers

Optional Value Endorsement

Surrenders and Partial Withdrawals

Administrative Procedures

Risk of Increases in Fees and Charges

Death Benefit

Fees and Expenses

Contract Owner Transaction Expenses

Periodic Charges Other Than Portfolio Expenses

Range of Annual Operating Expenses for the Portfolios1

Expense Examples

Financial Information

Charges and Fees

Sales Charges

Mortality and Expense Risk Charge

Asset Based Administration Charge

Quarterly Contract Maintenance Fee

Third-Party Registered Investment Adviser Fee

State Premium Taxes

Enhanced Death Benefit Endorsement Charge

Optional Value Endorsement Fee Reduction

ADDITIONAL INFORMATION ABOUT LIVEWELL VARIABLE ANNUITY

Suitability of the Contract

Other Products

Inquiries and Correspondence

Electronic Account Information

State Variations

Our Separate Account C and Its Investment Options

Amounts in Our Separate Account

We Own the Assets of Our Separate Account

Our Right to Change How We Operate Our Separate Account

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Free Look

Tax-Free “Section 1035” Exchanges

Premium Payments

Allocation of Premium Payments

Changing Your Premium Allocation Percentages

Your Accumulation Value

Transfers of Accumulation Value

Transfer Limitations

Surrenders and Partial Withdrawals

Systematic Withdrawals

Dollar Cost Averaging

Portfolio Rebalancing

Death Benefit

Enhanced Death Benefit Endorsement

Optional Value Endorsement

Free Withdrawal Amount

CHARGES, FEES AND DEDUCTIONS

Mortality and Expense Risk Charge

Asset Based Administration Charge

Enhanced Death Benefit Endorsement Charge

Quarterly Contract Maintenance Fee

Transfer Charge

Charges in the Portfolios

State Premium Taxes

Other Taxes

Optional Value Endorsement

Surrender Charges for the Optional Value Endorsement

FEDERAL TAX STATUS

Introduction

Annuity Contracts in General

Qualified and Non-Qualified Contracts

Minimum Distribution Rules and Eligible Rollover Distributions

Diversification and Distribution Requirements

Owner Control

Surrenders and Partial Withdrawals

Multiple Contracts

Withholding

Annuity Payments

Partial Annuitization

Investment Income Surtax

Definition of Spouse under Federal Law

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

Taxation of Death Benefit Proceeds

Transfers, Assignments or Exchange of Contracts

Possible Tax Law Changes

Federal Estate, Gift and Generation-Skipping Transfer Taxes

Annuity Purchases by Residents of Puerto Rico

Foreign Tax Credits

Maturity Date

Electing an Annuity Payment Option

Fixed Payment Options

Payment Options

ADDITIONAL INFORMATION

Midland National Life Insurance Company

Our Financial Condition

Portfolio Voting Rights

How We Determine Your Voting Shares

Voting Privileges of Participants in Other Companies

Our Reports to Owners

Contract Periods, Anniversaries

Dividends

Change of Address Notification

Modification to Your Contract

Your Beneficiary

Assigning Your Contract

When We Pay Proceeds from This Contract

Distribution of the Contracts

Regulation

Cybersecurity Risks

Catastrophic Events

Legal Proceedings

STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS

Investment Policies of the Portfolios

Availability of the Portfolios

APPENDIX B – ENHANCED DEATH BENEFIT ENDORSEMENT EXAMPLES

APPENDIX C – STATE VARIATIONS

APPENDIX D – CONDENSED FINANCIAL INFORMATION

DEFINITIONS

For your convenience, below is a glossary of the special terms we use in this prospectus.  These terms are generally in bold face type throughout this document.

Accumulation Unit means the units credited to each investment option in the Separate Account before the maturity date.

Accumulation value means the sum of the amounts you have in the investment option(s) of our Separate Account under your in force Contract. This may also be referred to as account value.

Annuitant means the person whose life is used to determine the amount and duration of any annuity payments involving life contingencies. The annuitant may not be changed during the annuitant’s lifetime.

Annuitization means an election of an annuity payment option.

Annuitize means an election to receive regular income payments from your Contract under one of the annuity payment options.  An election to annuitize your Contract may be irrevocable.  If you elect to annuitize your Contract, you will no longer be able to exercise any liquidity (e.g., withdrawal or surrender) provision that may have previously been available.

Base Contract means the Contract without an Optional Value Endorsement (or any other optional endorsements) included.

Beneficiary means the person or persons to whom the Contract’s death benefit will be paid in the event of the death of the owner.

Business Day means any day the New York Stock Exchange is open for regular trading.  Our business day ends when the New York Stock Exchange closes for regular trading generally 3:00 p.m. Central Time.

Contract Anniversary means the same date in each Contract year as the issue date.

Contract Month means a month that starts on the same date as the issue date in each month.  For this purpose, if the issue date is not a calendar date in every month, then we look forward to the first day of the next calendar month.  For example, assume a Contract is issued on January 31st; subsequent Contract months will begin on the first day of each month (March 1, March 31, May 1, May 31, etc.).

Contract Quarter means a three-month period that starts on the same date as the issue date in each three-month period.  For this purpose, if the issue date is not a calendar date in every month, then we look forward to the first day of the next calendar month.  For example, assume a Contract is issued on January 31st; Contract quarters will begin on the first day of each quarter (May 1, July 31, and October 31).

Contract Year means a year that starts on the issue date or on each Contract anniversary thereafter.

Customer Service Center means where you must send correspondence, service or transaction requests, and inquiries to P.O. Box 758547 Topeka, Kansas, 66675-8547 or via fax (866) 511-7038. The toll free telephone number is (866) 747-3421. Please note: Premium payments must be sent to P.O. Box 758546, Topeka, Kansas, 66675-8546. The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001. This should only be used for mail delivered via a courier.

Death Benefit means the amount that we will pay to the beneficiary in the event of the death of the owner if the Contract is still in force.  The amount of the death benefit will be calculated based on the greater of (a) accumulation value or (b) net premiums paid on the business day that our Customer Service Center receives the required documentation in good order.

Gain means the difference, if any, between your accumulation value and the total premiums received less any reduction for partial withdrawals on a dollar for dollar basis.

Good Order means all of the information necessary to process a transaction, as we determine in our discretion.  Transaction requests will generally be processed on the business day they are received at the Customer Service Center as long as the request is in good order. For more detailed information see “Administrative Procedures” on page 10.

Gross Premium means (1) if you do not elect an Optional Value Endorsement, your premium payment(s) before any partial withdrawals; and (2) if you do elect an Optional Value Endorsement, this means your premium payments before any partial withdrawals and any surrender charges.

Investment Option means an option or division of our Separate Account which invests exclusively in one share class of one investment portfolio of a Trust or Fund.  Usage of the term subaccount(s) and Investment Division shall have the same meaning as Investment Option(s) throughout this prospectus.

Issue Age means the age of the owner on the last birthday before the issue date.

Issue Date means the date the Contract goes into effect and from which Contract anniversaries, Contract months, Contract quarters, and Contract years are determined.

Maturity Date means the date, specified in your Contract, on which income payments will begin.  The earliest possible maturity date is the 1st Contract anniversary at which time you may annuitize your full accumulation value.  The maximum maturity date is the Contract anniversary immediately following the annuitant’s 115th birthday.

Net Premium means (1) if you do not elect an Optional Value Endorsement, total premiums received less any reductions for partial withdrawals on a pro-rata basis; and (2) if you do elect an Optional Value Endorsement, this means total premiums received less any reductions for partial withdrawals and less applicable surrender charges on a pro-rata basis.

Owner means the person(s) or entity that is named in the application or on the latest change filed with us who is entitled to exercise all rights and privileges provided in the Contract.

Payee means the person who is entitled to receive annuity payments after annuitization.  On or after the maturity date, the owner will be the payee.  The beneficiary is the payee of the proceeds at the death of the Owner, if the date of death is prior to the maturity date.

Principal Office means Midland National Life Insurance Company’s principal place of business located at 4350 Westown Parkway, West Des Moines, IA  50266.  Please note: You must send all correspondence, service or transaction requests, inquiries, and premium payments to our Customer Service Center.

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to us.

Remaining Premium means if you elect the Optional Value Endorsement, the premium payments made less the partial withdrawals taken and less any surrender charges on a dollar for dollar basis.

Separate Account means the Midland National Life Separate Account C which receives and invests your premiums under the Contract.  Our Separate Account is divided into subaccounts.

Subaccount means an option or division of our Separate Account which invests exclusively in one share class of one investment portfolio of a Trust or Fund.  Usage of the term subaccount(s) and Investment Division shall have the same meaning as Investment Option(s) throughout this prospectus.

Surrender Value means (1) if you do not elect an Optional Value Endorsement, the Separate Account accumulation value on the date of surrender less the quarterly Contract maintenance fee and any state premium tax, if applicable; and (2) if you do elect an Optional Value Endorsement, this means the Separate Account accumulation value on the date of surrender less any applicable surrender charge,   quarterly Contract maintenance fee and any state premium tax, if applicable. This may also be referred to as cash surrender value.

Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m., Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day.  Midland National reserves the right to revise the definition of valuation period as needed in accordance with applicable federal securities laws and regulations.

Written Notice means a notice or request submitted in a written form satisfactory to us, that is signed by the owner and received by us at our Customer Service Center in good order at P.O. Box 758547, Topeka, Kansas 66675-8547 or via fax (866) 511-7038. The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001.

SUMMARY

In this prospectus “we,” “our,” “us,” “Midland National,” and “Company” mean Midland National Life Insurance Company.  “you” and “your” mean the owner of the Contract.  We refer to the person who is covered by the Contract as the “annuitant,” because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the Contract. The detailed information appearing later in this prospectus further explains the following summary.  Please read this entire prospectus, your Contract and the SAI for more detailed information.  The prospectus discloses all material features and benefits of the Contract. Unless otherwise indicated, the description of the Contract in this prospectus assumes that the Contract is in force.

Features of LiveWell Variable Annuity

The LiveWell Variable Annuity, a flexible premium deferred variable annuity, described in this prospectus provides for accumulation of assets (the “accumulation value”) and payment of annuity payments.  The Contract is designed to aid individuals in long-term planning for retirement or other long-term purposes.

The Contract is available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (“Non-Qualified Contract”) and for retirement plans which do qualify for those tax advantages (“Qualified Contract”).  This Contract does not offer any additional tax benefits when purchased under a qualified plan.  See “Suitability of the Contract” on page 17 for more detailed information.

Replacing an existing annuity with the Contract may not be of financial benefit to you.  Your existing annuity may be subject to fees or penalties on surrender.  Compare the fees, charges, coverage provisions and limitations, if any, of your existing annuity with those of the Contract described in this prospectus before replacing an existing annuity.

This Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.  You should not buy this Contract:

•         if you are looking for a short-term investment; or

•         if you cannot risk getting back less money than you put in.

Your “Free Look” Right

You can examine the Contract and return it to us for any reason within ten (10) days after you receive it for a refund of the accumulation value (which may be more or less than the premium payments you paid), or if greater and required by your state, the original amount of your premium payment.  Longer free look periods apply in some states and in certain situations.  See “Free Look” on page 21 for more details.

Your Accumulation Value

Your accumulation value depends on:

•         the amount and frequency of premium payments,

•         the selected subaccounts’ investment experience,

•         partial withdrawals, and

•         charges and deductions.

You bear the investment risk under the Contract.  There is no minimum guaranteed accumulation value and you could lose accumulation value invested in this Contract.

Flexible Premium Payments

You may pay premiums whenever you want, prior to annuitization, and in whatever amount you want, within certain limits and subject to our ability to refuse any premiums.  The minimum initial premium for a Contract is $10,000.  You may make additional payments of $1,000 or more at any time after the free-look period.  By current company practice, we will also accept additional payments via automatic bank draft in amounts of $100 or more per month.

Unless you receive approval from us, the maximum amount of premium you can pay into this Contract prior to the maturity date is $2,000,000.  Also, an initial or additional premium that would cause the contract value of all annuities that you maintain with Midland National to exceed $5,000,000 requires our prior approval.  This limit is calculated for each annuitant or owner and is based on all active annuity contracts.

Investment Choices

You allocate your accumulation value to the investment options of our Separate Account available under this Contract.  Currently, we do not limit the maximum number of investment options. However, we reserve the right to limit the maximum number of investment options invested in at any one time.

For a full description of the investment options, see the portfolios’ prospectuses or summary prospectuses, which accompany this prospectus.  See “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS” on page 47 for more information.

Each investment option pays a different investment management or advisory fee and has different operating expenses.  More detail concerning each investment options’ fees and expenses is contained in the prospectus provided by the fund company.

We allocate your premiums and investment allocations to the investment options you choose.  The value of your Contract will fluctuate daily during the accumulation period depending on the investment options you have chosen; you bear the investment risk.

Transfers

We currently do not charge for transfers between investment options, but reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active dollar cost averaging (“DCA”) or automatic rebalancing programs. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law or pursuant to our agreements with the underlying portfolios.  We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner we deem appropriate for some, all, or specific owners.  See “Transfer Limitations” on page 23 for more information. Your ability to make transaction requests may be limited as to the time, frequency and dollar amount when using a third-party investment adviser.

Frequent or Disruptive Transfers

Frequent, large, programmed, or short-term transfers among the investment options can cause risks with adverse effects for other owners (and beneficiaries and portfolios).  These risks and harmful effects include:

•         dilution of the interests of long-term investors in an investment option if transfers into the option are made at unit values that are priced below the true value or transfers out of the investment option are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

•         an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and

•         increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment options of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Individuals or organizations that use market-timing strategies and make frequent transfers should not purchase the Contract.

Optional Value Endorsement

If you elect the Optional 5-, 6- or 7-Year Value Endorsement, then you will be subject to a 5-, 6- or 7-year declining surrender charge for each premium payment, but in exchange we will reduce the Separate Account annual expenses by -0.10%, 0.15% or -0.20%, respectively, which is a percentage of the average daily accumulation value.  This reduces the total daily charge of the LiveWell Variable Annuity Contract when you elect the Optional Value Endorsement; see “Fees and Expenses” below.  Electing this endorsement will benefit owners who do not surrender the Contract or take partial withdrawals, in excess of the annual free withdrawal amount, during the surrender charge period.  The Optional Value Endorsement may only be elected at issue (i.e., when you first purchase the Contract). The maximum issue age for the Optional Value Endorsement is 85 (the owner’s age). For detailed information regarding this endorsement see “Optional Value Endorsement” on page 29.

Surrenders and Partial Withdrawals

You may generally withdraw all or part of your surrender value at any time, before annuity payments begin.  Withdrawals, also known as partial withdrawals, will reduce your net premium and accumulation value which will affect the death benefit on this Contract.  See “Surrenders and Partial Withdrawals” on page 24 for more information.  The amount you request (plus any surrender charge, if applicable) will be deducted from your accumulation value. We will also deduct a quarterly Contract maintenance fee, as applicable.  You may take a surrender in a lump sum or choose to elect an income through annuitization that will continue as long as you live or for some other period you elect.  See “Free Withdrawal Amount” on page 30 for more information.

If you elect the Optional Value Endorsement, then we will deduct  surrender charges for partial withdrawals or full surrenders (including annuitizations). Partial withdrawals will reduce your net premium, remaining premium and accumulation value as well as the death benefit on this Contract.  See “Surrenders and Partial Withdrawals” on page 24 for more information. We will impose applicable surrender charges on any surrender or partial withdrawal in excess of the free withdrawal amount available under the Optional Value Endorsement, (including surrenders to begin annuity payments).

If you do not elect the Optional Value Endorsement and have only the base contract, then we will not deduct surrender charges for partial withdrawals, full surrenders and annuitizations.

You may also elect a systematic withdrawal option.  See “Systematic Withdrawals” on page 25.

A partial withdrawal or surrender (including withdrawals to pay third-party investment advisers) may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 ½.  Under Non-Qualified Contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income.  See “FEDERAL TAX STATUS” on page 35, and “Electing an Annuity Payment Option” on page 39.  Surrenders from Contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means at our Customer Service Center, subject to our administrative procedures, which vary depending on the type of service requested and may require proper completion of certain forms, providing appropriate identifying information and/or other administrative requirements.  We will process your request at the accumulation unit value next determined after you have met all administrative requirements in good order.

Good order means that all of the information necessary to process a transaction is provided. This includes any required forms are accurately filled out and that we have all the signatures and other information we require, including written notice and proper notification, as we determine in our discretion. To the extent applicable, this information and documentation generally includes your completed application or service form, the Contract number, the transaction amount (in dollars or percentages as applicable), the full names of and allocations to and/or from the investment options affected by the requested transaction, the signatures of all owners, exactly as registered on the Contract, social security number or taxpayer I.D. and any other information or supporting documentation that we may require.  Please sign and date all of your requests. With respect to purchase requests, good order also generally includes receipt of sufficient funds by us to effect the purchase.  We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

For transactions submitted by telephone, facsimile or internet, the transaction must be completed in good order prior to the close of regular trading of the New York Stock Exchange, generally 3:00 p.m. Central Time.

Risk of Increases in Fees and Charges

Certain fees and charges assessed against the Contract are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum levels for newly issued contracts. Fees and changes may not be changed after a contract has been issued. Note:  The fees and charges assessed under your Contract are set at the current levels in effect on the issue date and may not be changed for the life of your Contract.

Death Benefit

The LiveWell Variable Annuity Contract pays a death benefit when the owner dies before the maturity date, if the Contract is still in force.  The death benefit is equal to the greatest of (a) the accumulation value, at the time we receive due proof of death, an election of how the death benefit is to be paid, and any other documents or forms required in good order, (b) net premiums, at the time we receive due proof of death, an election of how the death benefit is to be paid, and any other information required or (c) if elected, the enhanced minimum death benefit value. Net premiums referenced in (b) above are reduced on a proportionate basis, not on a dollar for dollar basis, for partial withdrawals.  The reduction for the partial withdrawal will result in lower net premiums versus calculating on a dollar for dollar basis, if a partial withdrawal is taken when the net premiums before the withdrawal are greater than the accumulation value. See “Enhanced Death Benefit Endorsement” on page “28”.

If the owner dies on or after the maturity date, then any remaining guaranteed amounts, other than the amount payable to, or for the benefit of, the owner’s surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the owner’s death.  Other rules relating to distributions at death apply to Qualified Contracts.  State premium taxes may also be deducted from all death benefit proceeds. See “Death Benefit” on page 27 for more information.

Fees and Expenses

The following tables list the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses

The first set of tables list the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer accumulation value between investment options.  State premium taxes may also be deducted.

Base Contract Owner Transaction Expenses	Charge
Sales Load Imposed on Premiums	None
Surrender Charge (as a percentage of premiums withdrawn)	None
State Premium Tax[1]	0% to 3.5%
Transfer Charge[2]	$15

Contract Owner Transaction Expenses with Optional Value Endorsement	Charge
Sales Load Imposed on Premiums	None
Surrender Charge (as a percentage of premiums withdrawn)	8.0%[3]
State Premium Tax[1]	0% to 3.5%
Transfer Charge[2]	$15

1State premium tax is based on current resident state and varies by state.  If applicable in your state, it is generally payable upon full surrender, death, maturity or annuitization.

2 Currently the charge is $0, but we reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year.

3The maximum surrender charge will vary depending on the Optional Value Endorsement you may choose at the time of application. The 8% surrender charge applies if you elect the 7-year Optional Value Endorsement and a 7% initial surrender charge applies for the 5-year and 6-year Optional Value Endorsement.  If you do not elect an Optional Value Endorsement there is no surrender charge.

Periodic Charges Other Than Portfolio Expenses

The next tables list the fees and expenses that you may pay periodically during the time that you own the Contract, not including portfolio company fees and expenses.

The following are tables for Contracts without the Enhanced Death Benefit Endorsement.

Base Contract (without Optional Value Endorsement & Enhanced Death Benefit Endorsement)
	Guaranteed Maximum	Current Charge
Contract Maintenance Fee (Annual Rate)[1]	$60	$40

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.50%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Total Separate Account Annual Expenses for Base Contract	2.25%	1.35%

Contract with Optional 5-Year Value Endorsement (without Enhanced Death Benefit Endorsement)
	Guaranteed Maximum	Current Charge
Contract Maintenance Fee (Annual Rate)[1]	$60	$40

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.50%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Optional Value Endorsement (Annual Expense Reduction)[3]	0.00%	-0.10%

Total Separate Account Annual Expenses with Optional 5-Year Value Endorsement	2.25%	1.25%

Contract with Optional 6-Year Value Endorsement (without Enhanced Death Benefit Endorsement)
	Guaranteed Maximum	Current Charge
Contract Maintenance Fee (Annual Rate)[1]	$60	$40

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.50%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Optional Value Endorsement (Annual Expense Reduction)[3]	0.00%	-0.15%

Total Separate Account Annual Expenses with Optional 6-Year Value Endorsement	2.25%	1.20%

Contract with Optional 7-Year Value Endorsement (without Enhanced Death Benefit Endorsement)
	Guaranteed Maximum	Current Charge
Contract Maintenance Fee (Annual Rate)[1]	$60	$40

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.50%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Optional Value Endorsement (Annual Expense Reduction)[3]	0.00%	-0.20%

Total Separate Account Annual Expenses with Optional 7-Year Value Endorsement	2.25%	1.15%

The following are tables for Contracts with the Enhanced Death Benefit Endorsement.

Base Contract with Enhanced Death Benefit Endorsement (without Optional Value Endorsement)
	Guaranteed Maximum	Current Charge
Contract Maintenance Fee (Annual Rate)[1]	$60	$40

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.50%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Enhanced Death Benefit Endorsement	0.75%	0.30%

Total Separate Account Annual Expenses with Enhanced Death Benefit Endorsement	2.25%	1.65%

Contract with Optional 5-Year Value Endorsement & Enhanced Death Benefit Endorsement
	Guaranteed Maximum	Current Charge
Contract Maintenance Fee (Annual Rate)[1]	$60	$40

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.50%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Optional Value Endorsement (Annual Expense Reduction)[3]	0.00%	-0.10%
Enhanced Death Benefit Endorsement	0.75%	0.30%

Total Separate Account Annual Expenses with Optional 5-Year Value Endorsement & with Enhanced Death Benefit Endorsement	3.00%	1.55%

Contract with Optional 6-Year Value Endorsement & Enhanced Death Benefit Endorsement
	Guaranteed Maximum	Current Charge
Contract Maintenance Fee (Annual Rate)[1]	$60	$40

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.50%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Optional Value Endorsement (Annual Expense Reduction)[3]	0.00%	-0.15%
Enhanced Death Benefit Endorsement	0.75%	0.30%

Total Separate Account Annual Expenses with Optional 6-Year Value Endorsement & with Enhanced Death Benefit Endorsement	3.00%	1.50%

Contract with Optional 7-Year Value Endorsement & Enhanced Death Benefit Endorsement
	Guaranteed Maximum	Current Charge
Contract Maintenance Fee (Annual Rate)[1]	$60	$40

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.50%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Optional Value Endorsement (Annual Expense Reduction)[3]	0.00%	-0.20%
Enhanced Death Benefit Endorsement	0.75%	0.30%

Total Separate Account Annual Expenses with Optional 7-Year Value Endorsement & with Enhanced Death Benefit Endorsement	3.00%	1.45%

Note: Once we issue your Contract, current rates for periodic charges (including the Optional Value Endorsement Annual Expense Reduction) are guaranteed for the life of the Contract.

1Currently the annual amount is $40 and may not exceed $60 annually. The quarterly fee is collected on each Contract quarter anniversary, on or before the maturity date, and on full surrender. We reserve the right to change this fee, however, it will not exceed $60 annually.  If your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary or full surrender, no Contract maintenance fee is charged.

The quarterly Contract maintenance fee is reflected in the examples below by a method intended to show the annual impact of the quarterly Contract maintenance fee that is currently assessed for Contracts with an accumulation value of less than $50,000. In the examples, the quarterly Contract maintenance fee is approximated for an “average” Contract with an initial premium of $100,000 as an annual asset charge of 0.06% (based on the maximum $60 annualized charge) or 0.04% (based on the current $40 annualized charge).

2This charge is a percentage of the accumulation value in each investment option.  This annual charge is deducted daily.

3The expense reduction for the 6-Year Value Endorsement is -0.20% for Contracts purchased before May 1, 2017.

For information concerning compensation paid for the sale of Contracts, see “Distribution of the Contracts” on page 44.

Range of Annual Operating Expenses for the Portfolios1

The next item shows the lowest and highest total operating expenses charged by the portfolios that you may pay periodically during the time you own the Contract, based on the expenses for the portfolios for the year ended December 31, 2019 (expenses that are deducted from portfolios assets, including management fees, distribution, and/or service (12b-1) fees and other expenses).  Expenses may be higher or lower in the future.  More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolios.

Total Annual Portfolio Operating Expenses	Lowest	Highest
Range of total annual operating expenses before waivers and expense reimbursements	0.70%	2.21%
Range of total annual operating expenses after waivers and expense reimbursements	0.64%	2.02%

1The portfolio expenses used to prepare this table were provided to us by the fund company(ies). We have not independently verified such information of unaffiliated investment options. The expenses are those incurred as of the fiscal year ending December 31, 2019. Current or future expenses may be higher or lower than those shown.

Expense Examples

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include owner transaction expenses, quarterly Contract maintenance fee based on the annualized fee, Separate Account annual expenses, and portfolio operating expenses (for the year ended December 31, 2019).

The examples assume that you invest $10,000 in the Contract for the time periods indicated.  The Examples also assume that your investment has a 5% return each year.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 1: This example assumes that the highest charges that can be imposed once the contract is issued (i.e., 1.55% separate account annual expenses and $10 quarterly contract maintenance fee based on the annualized fee) highest level of portfolio expenses (without waivers of fees or expenses), with the Optional 5-Year Value Endorsement and the Enhanced Death Benefit Endorsement.

(1)    If you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,048	$1,714	$2,395	$4,339

(2)    If you do NOT surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$418	$1,264	$2,125	$4,339

Example 2: The highest charges that can be imposed once the contract is issued (i.e., 1.65% separate account annual expenses and $10 quarterly contract maintenance fee based on the annualized fee), the Enhanced Death Benefit Endorsement and the highest level of portfolio expenses (without waiver of fees or expenses), without the Optional Value Endorsement.

(1) If you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$428	$1,293	$2,170	$4,421

(2) If you do NOT surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$428	$1,293	$2,170	$4,421

Example 3: Current charge levels (i.e., 1.45% separate account annual expenses and $10 quarterly contract maintenance fee based on the annualized fee) lowest level of portfolio expenses (without waivers of fees or expenses), with the Optional 7-Year Value Endorsement and Enhanced Death Benefit Endorsement.

(1)    If you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$979	$1,334	$1,716	$2,886

(2)    If you do NOT surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$259	$794	$1,356	$2,886

Example 4: Current charge levels (i.e., 1.35% separate account annual expenses and $10 quarterly contract maintenance fee based on the annualized fee) lowest level of portfolio expenses (without waivers of fees or expenses), without the Optional Value Endorsement and Enhanced Death Benefit Endorsement.

(1)    If you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$249	$764	$1,306	$2,787

(2)    If you do NOT surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$249	$764	$1,306	$2,787

The examples do not reflect state premium taxes (which may range up to 3.5%, depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses.  Actual expenses may be greater or lower than those shown.  The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

Financial Information

Our financial statements and financial statements for the Separate Account are in the SAI.  You may obtain a free copy of the SAI by checking the appropriate box on the application form, calling us toll-free at (866) 747-3421, faxing us at (866) 511-7038, or writing us at our Customer Service Center, Midland National Life Insurance Company,  P.O. Box 758547, Topeka, Kansas 66675-8547.

Condensed Financial Information for the investment options is in “APPENDIX C – CONDENSED FINANCIAL INFORMATION” on page 65 to this prospectus.

Charges and Fees

Sales Charges

Sales charges are not deducted from premium payments, and there are no surrender charges unless you elect the Optional Value Endorsement.  If you elect the Optional Value Endorsement, then a surrender charge of up to 8% will be assessed against those premium payments subject to a surrender charge when they are withdrawn, including surrenders and partial withdrawals to effect an annuity and systematic withdrawals. The amount of any applicable surrender charge depends on the Optional Value Endorsement you choose, and the number of Contract years between the premium payment and the withdrawal.  See “Surrender Charges for the Optional Value Endorsement” on page 32.

Mortality and Expense Risk Charge

We deduct a 1.00% per annum charge against all accumulation values held in the Separate Account for assuming the mortality and expense risks and other risks under the Contract.  We reserve the right to increase this charge; however, it will not exceed 1.50% per annum. (See “Mortality and Expense Risk Charge” on page 30.)

Asset Based Administration Charge

We currently deduct an asset based administration charge of 0.35% per annum against all accumulation values held in the Separate Account.  We reserve the right to increase this charge; however, it will not exceed 0.75% per annum.  (See “CHARGES, FEES AND DEDUCTIONS” on page 30.)

Quarterly Contract Maintenance Fee

In addition, we currently deduct a quarterly Contract maintenance fee of $10 from each Contract.  This fee is collected on each Contract quarter anniversary, on or before the maturity date, and on full surrender.  We reserve the right to increase this charge; however, it will not exceed $60 per Contract year or $15 per Contract quarter.  If your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary date or at the time of a full surrender, no quarterly Contract maintenance fee is charged.  If your accumulation value ever becomes insufficient to pay this charge, then your Contract will terminate without value. (See “CHARGES, FEES AND DEDUCTIONS” on page 30.)

Third-Party Registered Investment Adviser Fee

You may elect to have a third-party registered investment adviser, in connection with allocations among the investment options. Midland National does not endorse any advisers, nor do we provide investment advice. You can request that we take withdrawals from your Contract to pay the advisory fees provided we have received documentation from you and your adviser.  Any such withdrawal may be taxable, and prior to age 59 ½ may be subject to a 10% penalty tax.  You should consult a tax adviser.  Your ability to make transaction requests may be limited as to the time, frequency and dollar amount when using a third-party investment adviser. The IRS has held in private letter rulings that the payment of investment advisor fees from a non-qualified annuity contract or a tax-qualified contract need not be considered a distribution for income tax purposes if certain requirements are met. You should consult a tax adviser.

State Premium Taxes

We reserve the right to deduct the amount of any state premium taxes levied by a state or any government entity from your surrender value at surrender and from your accumulation value at death, maturity or annuitization.  (See “State Premium Taxes” on page 31).

Enhanced Death Benefit Endorsement Charge

We deduct a 0.30% per annum charge against all accumulation values held in the Separate Account. Once we issue your Contract, the change is guaranteed for the life of the Contract. See “CHARGES, FEES AND DEDUCTIONS” on page 30.

Optional Value Endorsement Fee Reduction

When you elect the Optional 5-, 6- or 7-Year Value Endorsement, you will be subject to a 5-, 6- or 7-year declining surrender charge, but in exchange we will reduce your LiveWell Variable Annuity Separate Account annual expenses by 0.10% (from 1.35% to 1.25%), 0.15% (from 1.35% to 1.20%) or 0.20% (from 1.35% to 1.15%), respectively. See “CHARGES, FEES AND DEDUCTIONS” on page 30.  This reduction will lower the total fees deducted from your Separate Account accumulation value. For more detailed information see “Optional Value Endorsement” on page 29.

We reserve the right to lower the amount of this fee reduction, but in no event will the amount of the fee reduction be less than 0.00%. The amount of the fee reduction is set at the time the endorsement is elected—i.e., at Contract issue, and will remain in effect until the Contract is terminated. We will not change the amount of the fee reduction for in force Contracts.

ADDITIONAL INFORMATION ABOUT LIVEWELL VARIABLE ANNUITY

Suitability of the Contract

Because of the fees and expenses and possible loss of principal, the Contracts are not appropriate for short-term investment (especially if you elect an Optional Value Endorsement due to the surrender charge schedule).  In addition, Non-Qualified Contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as 401(k) plans.  The tax-deferred feature of the Contract is most favorable to those in high tax brackets.  The tax-deferred feature is not necessary for a tax-qualified plan.  In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments make the Contract appropriate for their purposes.  Before purchasing a Contract for use in a qualified plan, you should obtain competent tax advice both as to the tax treatment of the Contract and the suitability of the investment for your particular situation.

This Contract is not designed for resale or speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This Contract may not be traded on any stock exchange or secondary market.  By purchasing this Contract, you represent and warrant that you are not purchasing or intending to use this Contract, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

Other Products

We may offer other variable annuity contracts through our Separate Account that also invest in some of the same portfolios.  These annuity contracts may have different charges and may offer different benefits.  We encourage you to carefully consider the costs and benefits of the Contract to ensure that it is consistent with your personal investment goals and needs.  To obtain more information about these annuity contracts, contact your registered representative, or call us at (866) 747-3421.

Inquiries and Correspondence

If you have any questions about your Contract or need to make changes, then contact the registered representative who sold you the Contract, or contact us at our Customer Service Center:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone : (866) 747-3421 (toll-free)

Fax : (866) 511-7038 (toll-free)

You currently may send correspondence and transaction requests to us at the above Customer Service Center address or by facsimile or telephone at the numbers listed above. Our service representatives are available between the hours of 7:30 a.m. and 5:00 p.m. Monday through Friday  (Central Standard Time), excluding holidays and any day the New York Stock Exchange is not open.  Any requests for partial withdrawals, transfers, and surrenders sent to another number or address may not be considered received at our Customer Service Center and will not receive that day’s price.  The procedures we follow for facsimile requests include a written confirmation sent directly to you following any transaction request.  We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.  We may revoke facsimile, internet and telephone transaction privileges at any time for some or all owners.  The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001.

The procedures we follow for transactions initiated by telephone may include requirements that callers identify themselves and the owner by name, social security number, date of birth of the annuitant or an owner, or other identifying information.  We disclaim any liability for losses resulting from unauthorized or allegedly unauthorized facsimile, internet or telephone requests that we believe to be genuine.  We may record all telephone requests.  There are risks associated with requests made by facsimile (possible falsification of faxed documents by others), internet or telephone (possible falsification of owner identity) when the original signed request is not sent to our Customer Service Center.  You bear those risks.

Facsimile, internet, and telephone correspondence and transaction requests may not always be available.  Facsimile, internet, and telephone systems can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay our receipt of your request.  If you are experiencing problems, you should mail your correspondence and transaction request to our Customer Service Center.

Electronic Account Information

You may elect to receive prospectuses, transaction confirmations, reports and other communications in electronic format, instead of receiving paper copies of these documents. The electronic delivery service is subject to various terms and conditions, including a requirement that you promptly notify us of any change in your e-mail address, in order to avoid any disruption of deliveries to you. You may elect to discontinue e-Delivery at any time and may also request paper copies of any documents by contacting our Customer Service Center. You may obtain more information and assistance at www.srslivewell.com or by writing us at our mailing address P.O. Box 758547, Topeka, Kansas 66675-8547 or by telephone at (866) 747-3421.

State Variations

Certain provisions of the Contracts may be different than the general description in this prospectus, and certain options may not be available, because of legal restrictions in your state.  See your Contract for specific variations since any such variations will be included in your Contract or endorsements attached to your Contract.  See your registered representative or contact our Customer Service Center for additional information that may be applicable to your state. For more information see “APPENDIX B – STATE VARIATIONS” on page 61. All material state variations are disclosed in Appendix B to this prospectus.

Our Separate Account C and Its Investment Options

The Separate Account is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law.  It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940.  This registration does not involve any SEC supervision of its management or investment contracts.  The Separate Account is divided into subaccounts, called investment options, each of which invests exclusively in shares of one investment portfolio of a Trust or Fund.  You may allocate part or all of your premiums to any of the investment options of our Separate Account available under this Contract (some restrictions may apply).

You will find information about the portfolios currently available under your Contract in “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS”.  Appendix A includes information about investment objectives and advisers. Appendix A also includes information about “closed” investment options.

Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge).  More detailed information about the portfolios and their investment objectives, policies, risks, charges, expenses and other aspects of their operations, appear in their prospectuses and in each portfolio’s Statement of Additional Information.  You should read the portfolios’ prospectuses carefully before investing, allocating or transferring money to any portfolio.  You can receive a current copy of a prospectus (or summary prospectus) for each of the portfolios by contacting your registered representative or by calling our Customer Service Center at (866) 747-3421 or writing to our Customer Service Center, Midland National Life Insurance Company, P.O. Box 758547, Topeka, Kansas 66675-8547.

The portfolios, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates.  These payments may be derived, in whole or in part, from the fees disclosed in the portfolios’ prospectuses including investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each portfolio.  owners, through their indirect investment in the portfolios, bear the costs of these fees.  The amount of these payments may be substantial, may vary between portfolios, and generally are based on a percentage of the assets in the portfolios that are attributable to the Contracts and other variable insurance products issued by Midland National.  These percentages currently range up to 0.50% annually.  Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, issuing, marketing, and administering the Contracts, and, that we incur in our role as intermediary, in promoting and marketing the portfolios.  Midland National and its affiliates may profit from these payments.

Amounts in Our Separate Account

The amount you have in each investment option is represented by the value of the accumulation units.  The value you have in an investment option is the accumulation unit value times the number of accumulation units credited to you.  Amounts allocated, transferred or added to the investment options are used to purchase accumulation units.  Accumulation units of an investment option are purchased when you allocate premiums or transfer amounts to that option.  Accumulation units are sold or redeemed when you make a surrender, partial withdrawal or transfer amounts from an investment option, and to pay the death benefit when the owner dies.  We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment option by dividing the dollar amount of the transaction by the investment option’s accumulation unit value at the end of that day, if it is a business day. If it is not a business day, we will use the unit value on the next business day.  The number of accumulation units credited to you will not vary because of changes in accumulation unit values.

The accumulation units of each investment option have different accumulation unit values.  We determine accumulation unit values for the investment options at the end of each business day.  The accumulation unit value for each investment option is initially set at $10.00.  Accumulation unit values fluctuate with the investment performance of the corresponding portfolios.  Accumulation unit values reflect investment income, the portfolios’ realized and unrealized capital gains and losses, and the portfolios’ expenses.  The accumulation unit values also reflect the daily asset charges we deduct from our Separate Account currently at an effective annual rate of 1.35% or (1.15% (7-year), 1.20% (6-year) or 1.25% (5-year) when the Optional Value Endorsement is elected, 1.65% when the Enhanced Death Benefit Endorsement is elected, 1.45% (7-year), 1.50% (6-year) or 1.55% (5-year) when the Optional Value Endorsement and the Enhanced Death Benefit Endorsement, are elected) of the accumulation value in the Separate Account.  Additional information about the accumulation unit values is contained in the SAI.

We Own the Assets of Our Separate Account

We own the assets of our Separate Account and use them to support your Contract and other variable annuity contracts.  We may permit charges owed to us to stay in the Separate Account.  Thus, we may also participate proportionately in the Separate Account.  These accumulated amounts belong to us and we may transfer them from the Separate Account to our general account.  The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of our other business.  The obligations under the Contracts are our obligations.  The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses.  Under certain unlikely circumstances, one investment option of the Separate Account may be liable for claims relating to the operations of another investment option.

Our Right to Change How We Operate Our Separate Account

We have the right to modify how we operate the Separate Account.  In making any changes, we may not seek approval of owners (unless approval is required by law).  We have the right to:

•         add investment options to, or remove investment options from our Separate Account;

•         combine two or more investment options within our Separate Account;

•         withdraw assets relating to our variable annuities from one investment option and put them into another. However, if required, we would first seek approval from the Securities and Exchange Commission;

•         eliminate a portfolio’s shares and substitute shares of another portfolio or another open-end, registered investment company.  This may happen if the portfolio’s shares are no longer available for investment or, if in our judgment, further investment in the portfolio is inappropriate in view of the Separate Account’s purposes.  However, if required, we would first seek approval from the Securities and Exchange Commission and the insurance regulator where the Contract is delivered;

•         end the registration of our Separate Account under the Investment Company Act of 1940;

•         operate our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of “interested persons” of Midland under the Investment Company Act of 1940); and

•         operate our Separate Account or one or more of the investment options in any other form the law allows, including a form that allows us to  make direct investments.  In addition, we may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change to any investment option, then you will be notified.  We may, for example, cause the investment option to invest in another mutual fund other than or in addition to the current portfolios.

If automatic allocations (such as premiums automatically deducted from your bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment option that is removed or no longer available, and if you do not give us other instructions, then any amounts that would have gone into the removed or closed investment option will be allocated to a Money Market Fund  investment option.

If you are enrolled in a dollar cost averaging, automatic rebalancing, automatic premiums, or a comparable program while an underlying investment option merger, substitution or liquidation takes place, unless otherwise noted in a communication from us, your accumulation value invested in such investment option will be transferred automatically to the designated surviving investment option in the case of mergers, the replacement investment option in the case of substitutions, and an available Money Market Fund in the case of investment option liquidations. your DCA or automatic rebalancing enrollment instructions will be automatically updated to reflect the surviving investment option, the replacement investment option or a Money Market Fund for any continued and future transfers or premium payments.

You may want to transfer the amount in that investment option as a result of changes we have made.  If you do wish to transfer the amount you have in that investment option to another investment option of our Separate Account, then you may do so, without charge, by writing to our Customer Service Center.  At the same time, you may also change how your premiums are allocated.

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Any person wishing to purchase a Contract may submit an application form and an initial premium payment of at least $10,000.  The sale must take place through a representative who is licensed, registered and authorized to sell the Contract.  The maximum issue age for the Contract is 90 (the owner’s age).

If your application is complete and in good order (see “Administrative Procedures” on page 10), then we will accept or reject it within two business days of receipt.  If the application is incomplete, then we will attempt to complete it within five business days.  If it is not complete at the end of this period (or cannot be accepted for some other reason), then we will inform you of the reason for the delay and the premium payment will be returned immediately unless you let us keep the premium until the application is complete.  Your initial premium is held in a non-interest bearing suspense account (which is part of our general account) until your Contract is issued or your premium is refunded.  While your premium is in that account, your premium is not protected from claims of our general creditors.

We will allocate your initial premium payment according to your instructions if we receive it or accept your application (whichever is later) at our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time).  We will then price the accumulation units purchased with your premium payment at the unit value determined at the close of that valuation period.  If we receive your initial premium payment or accept your application (whichever is later) after the close of regular trading on the New York Stock Exchange, we will credit accumulation units at the unit value determined at the close of the next valuation period.

There may be delays in our receipt of applications that are outside of our control because of the failure of the selling registered representative to forward the application to us promptly, or because of delays in their broker dealer determining that the Contract is suitable for you.  Any such delays will affect when your Contract can be issued and when your premium payment is allocated among investment options of our Separate Account.

We may offer other variable annuity contracts that have different death benefits, contract features, and optional benefits.  However, these other contracts also have different charges that would affect your investment performance and accumulation value.  To obtain more information about these other contracts, contact our Customer Service Center.

Free Look

You may cancel your Contract within your ten (10) day Free Look period.  We deem the Free Look period to expire 10 days after you have received your Contract.  Some states and situations may require a longer Free Look period.  To cancel your Contract, you need to return your Contract and any other documentation that we may require, in good order, to the registered representative who sold it to you or to our Customer Service Center.  If you cancel your Contract, then we will return:

•         The accumulation value (which may be more or less than the premium payments you paid), or

•         If greater and required by your state, your premiums minus any partial withdrawals.

Tax-Free “Section 1035” Exchanges

You can generally exchange one non-qualified annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code.  Before making an exchange, you should compare both annuities carefully.  Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, there may be a surrender charge on this Contract,  and other charges may be higher (or lower) and the benefits may be different.  You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you purchase the Contract in exchange for an existing annuity contract from another company, we may not receive your premium payment from the other company for a substantial period of time after you sign the application and send it to us, and we cannot credit your premium to the Contract until we receive it.

If you are considering a partial exchange of an annuity contract, you should consider the conditions described by Revenue Procedure 2011-38, effective for transfers that are completed on or after October 24, 2011. Under Revenue Procedure 2011-38: (1) the period of time after which cash can be withdrawn from either contract is 180 days beginning on the date of the transfer and (2) annuity payments that satisfy the newly enacted partial annuitization rule under Section 72(a)(2) of the Code will not be treated as a distribution from either the old or new contract.

You should consult with and rely upon a tax adviser if you are considering a contract exchange.

Premium Payments

You can make additional premium payments at any time prior to annuitization and in whatever amount you want, within certain limits and subject to our right to refuse any premiums. Your initial investment must be at least $10,000.  You may make additional payments of $1,000 or more at any time after the free-look period.  By current company practice, we will also accept additional payments via automatic bank draft in amounts of $100 or more per month.  Unless you receive approval from us, the maximum amount of premium you can pay into this Contract prior to the maturity date is $2,000,000.  In addition, an initial or additional premium that would cause the accumulation value or total value of all annuities that you maintain with Midland National to exceed $5,000,000 requires our prior approval.  This limit is calculated for each annuitant or owner and is based on all active annuity contracts.

Premium payments will be credited as of the end of the valuation period in which they are received by us, in good order. Investments after the initial premium payment may be made at any time up to the maturity date. We may refuse to accept certain forms of premium payments (e.g., third party checks, traveler’s checks, money orders).  We reserve the right to accept or reject any premium payment or form of payment. If we exercise our right to reject and/or place limitations on the acceptance and allocation of additional premiums, you may be unable or limited in your ability to increase your accumulation value through additional premiums, which, in turn, will affect the amounts that may be applied to an annuity payout option or toward any death benefit paid.

The mailing address to send premium payments to us is: Midland National Life Insurance Company, P.O. Box 758546, Topeka, Kansas 66675-8546.

Allocation of Premium Payments

You will specify your desired premium allocation on the Contract’s application form.  Your instructions in your application will dictate how to allocate your premiums.  Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in your application will apply to all other premiums you pay, unless you change subsequent premium allocations by providing us with written instructions.  We reserve the right to limit the number of investment options in which you can allocate your premiums or accumulation value.

Changing Your Premium Allocation Percentages

You may change the allocation percentages of your premiums by writing to our Customer Service Center and telling us what changes you wish to make.  We may offer other means to make this type of request with proper authorization and verification. These changes will affect transactions as of the date we receive your request at our Customer Service Center.  Changing your allocation instructions will not change the way your existing accumulation value is allocated among the investment options. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless you specify otherwise.  (See “Dollar Cost Averaging” on page 26).

Your Accumulation Value

Your accumulation value is the sum of your amounts in the various investment options.  Your accumulation value will vary daily to reflect the investment performance of the investment option(s) you select, any premium payments, partial withdrawals, surrenders, and charges assessed in connection with the Contract.   Transaction charges are made on the effective date of the transaction.  Charges against our Separate Account are reflected daily.

There is no guaranteed minimum accumulation value for amounts allocated to the investment options of our Separate Account.  You bear the investment risk.  An investment option’s performance will cause your accumulation value to go up or down each valuation period.

Transfers of Accumulation Value

You generally may transfer amounts among the investment options prior to maturity date, unless otherwise noted.  The minimum transfer amount is $100 or 100% of the investment option if less than $100.  The minimum amount does not have to come from or be transferred to just one investment option.  The only requirement is that the total amount transferred that day equals the transfer minimum.

Completed transfer requests received at our Customer Service Center in good order before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the unit value determined at the close of that valuation period.  If we receive your completed transfer request in good order after the close of a valuation period, we will process the transfer request at the unit value determined at the close of the next valuation period.

For information regarding telephone or facsimile requests, see “Inquiries and Correspondence” on page 17.  Transfers may be delayed under certain circumstances.  See “When We Pay Proceeds from This Contract” on page 43. We currently do not charge for transfers between investment options, but reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.

We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner we deem appropriate for some, all or specific owners.

Transfer Limitations

Frequent, large, programmed or short-term transfers among investment options, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by owners.  In particular, such transfers may dilute the value of the portfolios’ shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios.  In order to try to protect our owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing and excessive trading policies and procedures (the “Market Timing Procedures”).  Our Market Timing Procedures are designed to detect and prevent frequent or short-term transfer activity among the investment options of the Separate Account that may adversely affect other owners or portfolio shareholders.

More specifically, currently our Market Timing Procedures are intended to detect potentially harmful trading or transfer activity by monitoring for excessive trading.  We currently define excessive trading as:

•         More than one purchase and sale of the same investment option within a 60-calendar day period, commonly referred to as a “round trip”.  Two or more “round trips” involving the same investment option within a 60-calendar day period is considered excessive trading.

•         Six round-trips involving the same investment option within a twelve month period.

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters.  We will review those transfers (and other transfers in the same Contract) to determine if, in our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful.  We will honor and process the second transfer request, but if we believe that the activity is potentially harmful, we will suspend that Contract’s transfer privileges and we will not accept another transfer request telephonically or electronically (fax, internet, etc.) for 14 business days.  We will attempt to inform the owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their telephone and electronic transfer privilege is suspended for 14 days.  If we do not succeed in reaching the owner or registered representative by phone, we will send a letter by first class mail to the owner’s address of record.

We reserve the right to apply our market timing procedures to all of the investment options available under the Contracts, including those investment options that invest in portfolios that affirmatively permit frequent and short-term trading in other variable annuity contracts offered by us or other insurance companies.  Therefore, if you allocate premiums or your accumulation value to this type of investment option, you may indirectly bear the effects of market timing or other frequent trading. These portfolios might not be appropriate for long-term investors.  For a complete description of each portfolios’ trading policies, review each portfolios’ prospectus.

In addition to our own market timing procedures, managers of the investment portfolios might contact us if they believe or suspect that there is market timing or other potentially harmful trading, and if so we will take appropriate action to protect others.  In particular, we may, and we reserve the right to, reverse a potentially harmful transfer.  If so, we will inform the owner and/or registered representative. You will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, we reserve the right to delay or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers.  If this occurs, we will attempt to contact you by telephone for further instructions.  If we are unable to contact you within 5 business days after We have been advised that your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment option.  You should also be aware that as required by Rule 22c-2 under the 1940 Act, We have entered into information sharing agreements with each of the fund companies whose portfolios are offered through the Contract.  Trading information of an owner is shared under these agreements as necessary for the fund companies to monitor portfolio trading and may include personal contract information, including names and social security numbers or other tax identification numbers.  As a result of this information sharing, a fund company may direct us to restrict an owner’s transactions if the fund company determines that the owner has violated the portfolio’s excessive/frequent trading policy.  This could include the fund company directing us to reject any allocations of premium or Contract value to the portfolio or all portfolios within the fund family.  We are contractually obligated to comply with all restrictions imposed by the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).  We may change our parameters to monitor for a different number of transfers with different time periods, and we may include other factors such as the size of transfers made by owners within given periods of time, as well as the number of “round trip” transfers into and out of particular investment options for purposes of applying the parameters used to detect potential market timing and other potentially harmful activity.  We may aggregate transfers made in two or more Contracts that We believe are connected (for example, two Contracts with the same owner, or owned by spouses, or owned by different partnerships, trusts, or corporations that are under common control, etc.).

We do not include transfers made pursuant to the DCA program and portfolio rebalancing program in these limitations. We may vary our market timing procedures from investment option to investment option, and may be more restrictive with regard to certain investment options than others.  We may not always apply these detection methods to investment options investing in portfolios that, in our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.  Currently, We do not intend to apply these frequent trading detection methods or restrictions to portfolios that are open for frequent transfers, indicated by an “*” in the list shown on page 2 of this prospectus.

We reserve the right to place restrictions on the methods of implementing transfers for all owners that we believe might otherwise engage in trading activity that is harmful to others.  For example, we might only accept transfers by original “wet” owner signature conveyed through the U.S. mail (that is, we can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means, or overnight courier service). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection.  Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations.  In addition, the terms of the contract may also limit our ability to restrict or deter harmful transfers.  Furthermore, the identification of owners determined to be engaged in transfer activity that may adversely affect other owners or portfolios’ shareholders involves judgments that are inherently subjective.  Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect every potential market timer. Some market timers may get through our controls undetected and may cause dilution in unit value to others. We apply our Market Timing Procedures consistently to all owners without special arrangement, waiver, or exception.  We may vary our Market Timing Procedures among our other variable insurance products to account for differences in various factors, such as operational systems and Contract provisions.  In addition, because other insurance companies and/or retirement plans may invest in the portfolios, we cannot guarantee that the portfolios will not suffer harm from frequent, programmed large, or short-term transfers among investment options of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Surrenders and Partial Withdrawals

You may withdraw all or part of your surrender value by sending us a written request at our Customer Service Center in good order.  The surrender value is the Separate Account accumulation value minus any quarterly Contract maintenance fees, if applicable, and any applicable surrender charge, if you elect one of the Optional Value Endorsements. In some states a state premium tax charge may also be deducted.  Surrenders may be restricted by a retirement plan under which you are covered.  Partial withdrawals must be made in amounts of $1,000 or more (except for systematic withdrawals described below) and cannot reduce your accumulation value to less than $500.  If a partial withdrawal results in your accumulation value becoming less than $500, then the entire surrender value must be withdrawn.  A full surrender request, regardless of the accumulation value, must be submitted in writing. We reserve the right to change this process at any time. For a full surrender, you must send in your Contract with your surrender request or sign a lost contract statement.

You may request partial withdrawals up to $25,000 via telephone, four times a calendar year per Contract, provided prior written authorization has been received by our Customer Service Center. You will be required to verify personally identifiable information at the time you request a partial withdrawal. If there are joint owners, both owners must be on the telephone at the time of request.

Telephone authorization will remain in effect until we receive written notification from you to terminate this authorization. If the Contract has joint owners, both owners are required to sign the written notification to terminate telephone authorization. We, at our sole discretion, may discontinue this program at any time. There are some restrictions on telephone partial withdrawals; please call our Customer Service Center with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We reserve the right to restrict, suspend or eliminate the use of, or modify the requirements for making, telephone partial withdrawals at any time.

Any required tax withholding and surrender charges, if applicable, will be deducted from the amount paid.  In addition, upon full surrender a quarterly Contract maintenance fee, if applicable, (and possibly a state premium tax charge) may also be subtracted.

Completed surrender or partial withdrawal requests received in good order at our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If we receive your completed surrender or partial withdrawal request in good order after the close of a valuation period, we will process the surrender request at the unit value determined at the close of the next valuation period.

We will generally pay the surrender or partial withdrawal amount from the Separate Account within seven days after we receive a properly completed surrender or partial withdrawal request in good order.  See “Administrative Procedures” on page 10. We may defer payment for more than seven days when:

•         trading on the New York Stock Exchange is restricted as defined by the SEC;

•         the New York Stock Exchange is closed (other than customary weekend and holiday closing);

•         an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an investment option;

•         for such other periods as the SEC may by order permit for the protection of owners; or

•         your premium check has not cleared your bank.

See “When We Pay Proceeds from This Contract” on page 43.

If we defer payment for 30 or more days, then during the period of deferment, we will pay interest at the rate required by the jurisdiction in which this Contract is delivered.

Unless you specify otherwise, your partial withdrawal will be deducted from all investment options in the same proportion as your accumulation value bears to each investment option.

Surrenders and partial withdrawals will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Surrenders and partial withdrawals may be restricted under certain qualified contracts. You should consult with and rely on your tax advisor before making a surrender or partial withdrawal. See “FEDERAL TAX STATUS” on page 35.

Systematic Withdrawals

The systematic withdrawal feature allows you to have a portion of the accumulation value withdrawn automatically.  These payments can be made only: (1) while the owner is living, (2) before the maturity date, and (3) after the Free Look period.  You may elect this option by sending a properly completed service form to our Customer Service Center.  You may designate the systematic withdrawal amount and the period for systematic withdrawal payments.  You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See your Contract for details on systematic withdrawal options and when each begins.

If you have elected the Optional 5-Year Value Endorsement, then a surrender charge of up to 7% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 5 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” on page 30 for more information.

If you have elected the Optional 6-Year Value Endorsement, then a surrender charge of up to 7% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. The surrender charge is assessed in the first 6 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” on page 30 for more information.

If you have elected the Optional 7-Year Value Endorsement, then a surrender charge of up to 8% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 8 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” on page 30 for more information.

If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then we will process your withdrawal at the unit value determined at the close of the next valuation period.  The deduction caused by the systematic withdrawal will be allocated proportionately to your accumulation value in the investment options.

You can stop or modify the systematic withdrawals by sending us a written notice.  A proper written notice must include the consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100.  Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis.  We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100.  Upon payment, we reduce your accumulation value by an amount equal to the payment proceeds.  In no event will the payment of a systematic withdrawal exceed the surrender value.  The Contract will automatically terminate if a systematic withdrawal causes the Contract’s surrender value to equal zero.

To the extent, if any, that there is gain in the Contract, systematic withdrawals generally are included in the owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 ½.  Additional terms and conditions for the systematic withdrawal program are set forth in your Contract and in the application for the program.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options. your accumulation value must be at least $10,000 to initiate the DCA program.  The minimum monthly amount to be transferred using DCA is $100.

This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time.  This plan of investing does not insure a profit or protect against a loss in declining markets.

Only one active DCA program is allowed at a time.  You must complete the proper request form and send it (in good order) to our Customer Service Center, and there must be a sufficient amount in the DCA source account.  The  source account must have a minimum of $1200 beginning balance to start a DCA program. For any DCA, the minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account.   The DCA request form will specify:

•         the DCA source account from which transfers will be made,

•         the total monthly amount to be transferred to the other investment options, and

•         how that monthly amount is to be allocated among the investment options.

Once you elect DCA, additional premiums can be allocated to the DCA source account by sending them in with a DCA request form or written instructions.  Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless you specify otherwise.  All amounts in the DCA source account will be available for transfer under the DCA program.

If it is requested when the Contract is issued, then DCA will start on the Contract anniversary of the second Contract month.  If it is requested after issue, then DCA will start on the Contract anniversary of the next Contract month after the request is received.  DCA will not begin until the end of the free look period.

You may stop the DCA program at any time by sending us written notice.  We reserve the right to end the DCA program by sending you one month’s notice.  You may not elect a DCA program with the Portfolio Rebalancing option.

We do not charge any specific fees for you to participate in a DCA program.

Portfolio Rebalancing

The Portfolio Rebalancing program allows owners to have us automatically reset the percentage of accumulation value allocated to each investment option to a pre-set percentage level on a quarterly, semi-annual, or annual basis.  The Portfolio Rebalancing program is not available when there is an active DCA program on the Contract. If you elect this option, then on the Contract anniversary date, we will transfer the amounts needed to “rebalance” the accumulation value to your specified percentages.  Rebalancing may result in transferring amounts from an investment option earning a relatively high return to one earning a relatively low return. Your accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.

Portfolio rebalancing will remain in effect until we receive your written termination request.  We reserve the right to end the portfolio rebalancing program by sending you one month’s notice.  Contact us at our Customer Service Center to elect the portfolio rebalancing program.

There is no charge for portfolio rebalancing transfers.

Death Benefit

If the owner dies before the maturity date and while the Contract is still in force, we will pay the death benefit to the beneficiary once we receive (at our Customer Service Center) satisfactory proof of the owner’s death, an election of how the death benefit is to be paid, and any other documents or forms required all in good order.  Once you choose a Death Benefit, you cannot change it.

For non-qualified contracts, if an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death.

Spousal Continuation is available only if the spouse (1) was married to the deceased owner, as recognized by Federal law, as of the date of the deceased owner’s death, and (2) is the sole primary beneficiary. A surviving  spouse may choose to treat the Contract as his/her own Contract. If your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the death benefit. This amount would be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings.

If the sole beneficiary is not the spouse, the surviving joint owner will be the designated primary beneficiary and any other beneficiaries on record will be treated as contingent beneficiaries.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.

The amount of the death benefit will be calculated based on the greater of (a) accumulation value or (b) net premiums paid or (c) if elected, the enhanced death benefit value on the business day that our Customer Service Center receives a complete death benefit claim, which includes all of the following in good order: (a) proof of death acceptable to us, (b) an election of how the death benefit is to be paid, and (c) any other documents or forms that we require. If there are multiple beneficiaries, each beneficiary will receive their proportional share of the death proceeds as of the date we receive an election of how that beneficiary’s portion of the death benefit  is to be paid (or if later, when all good order requirements are met). Payment will include interest to the extent required by law. Net premiums referenced in (b) above are reduced on a proportionate basis, not on a dollar for dollar basis, for partial withdrawals.  The reduction for a partial withdrawal will result in lower net premiums versus calculating on a dollar for dollar basis, if a partial withdrawal is taken when the net premiums before the withdrawal are greater than the accumulation value. See “Enhanced Death Benefit Endorsement” on page “28”.

After the date on which we receive an original death certificate or a copy of the death certificate via facsimile, the beneficiary has the option of transferring the accumulation value to a money market investment option before the date on which the first complete death benefit claim is received. If there are multiple beneficiaries then they all must join in such a transfer request.

If the owner dies on or after the maturity date, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the owner’s death. Other rules relating to distributions at death apply to Qualified Contracts.

If any owner is a non-natural person, the death benefit is paid upon the death of an annuitant.

If joint owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.

Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult your registered representative if you have questions.  State premium taxes may be deducted from the death benefit proceeds.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable.  For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the owner last resided, as shown on our books and records, or to our state of domicile.  This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim the death benefit with the proper documentation.  To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.  Such updates should be communicated in writing, by telephone, or other approved electronic means at our Customer Service Center.

Enhanced Death Benefit Endorsement

You may elect this endorsement only at the time of application. The maximum owners issue age for this endorsement is age 80, for joint owners, the issue age is the oldest of the joint owners and for a non-natural owner the issue age is based on the age of the annuitant.

If you elect the Enhanced Death Benefit Endorsement, each Contract anniversary after the first Contract year an annual step-up value be calculated and becomes the new Enhanced Death Benefit Endorsement value for that Contract year. The Enhanced Death Benefit Endorsement value steps up to the greatest of:

a.       The accumulation value or,

b.       net premium; or

c.       the annual step-up value from the most recent prior Contract anniversary, adjusted for any additional premiums and partial withdrawals.

The greatest of (1), (2) or (3) becomes the new Enhanced Death Benefit Endorsement value for that Contract year. The endorsement effectively sets the Enhanced Death Benefit value at the highest Contract anniversary accumulation value achieved during the step-up process period up to the current period, if no partial withdrawals were taken and no additional premiums were made.

The step-up process stops at the earlier of the age of 85 or death of the owner (or oldest owner for jointly owned Contracts). If the owner is a non-natural owner then the step-up stops at the earliest of age 85 or death of annuitant. After the step-up process stops, the Enhanced Death Benefit Endorsement value will continue to be increased for any additional premiums, and reduced pro-rata for any withdrawals. See “APPENDIX B – ENHANCED DEATH BENEFIT ENDORSEMENT EXAMPLES” on page “61” for more information.

There currently is a charge of 0.30% per annum charge, prorated and charged daily, against all accumulation values held in the Separate Account for this endorsement.  You will incur this charge even during periods when the endorsement would pay no benefit. If the Contract to which this endorsement is attached is terminated, the daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract.

The initial Enhanced Death Benefit Endorsement value, at the time the Contract is issued, is equal to the initial premium(s) of the Contract that the endorsement is attached. On each Contract anniversary, the Enhanced Death Benefit Endorsement value will be reviewed for the annual step-up. The value of the step-up will be the greatest of:

1)      the accumulation value;

2)      the base Contract’s death benefit; or

3)      the Enhanced Death Benefit Endorsement value immediately prior to the Contract anniversary.

The step-up process stops at the earlier of the age of 85 or death of the owner (or oldest owner for jointly owned Contracts). If the owner is a non-natural owner then the step-up stops at the earliest of age 85 or death of annuitant.

Any partial withdrawals, including required minimum distributions, will reduce the Enhanced Death Benefit Endorsement by the same proportion the accumulation value was reduced by the partial withdrawal.

See “APPENDIX B – ENHANCED DEATH BENEFIT ENDORSEMENT EXAMPLES” on page “61” for more information.

This endorsement will terminate:

1)      upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;

2)      change in ownership including spousal continuation;

3)      the accumulation value reaches zero;

4)      if you surrender or annuitize your Contract; or

5)      on the date the Contract to which the endorsement is attached.

If the Contract to which this endorsement is attached is terminated, the daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract.

The Enhanced Death Benefit Endorsement value is only available as a death benefit and is not part of the accumulation value, surrender value or available for withdrawal.

Optional Value Endorsement

If you elect the Optional 5-, 6- or 7-Year Value Endorsement on your application, you elect to add a 5-, 6- or 7-year surrender charge period (the number of years the surrender charge remains in effect as applied to each premium payment).  In exchange for a 5-, 6- or 7-year declining surrender charge for each premium payment, we will reduce the Separate Account annual expenses by 0.10% (5-year), 0.15% (6-year) or 0.20% (7-year) which is a percentage of the average daily accumulation value. See “Fees and Expenses” on page 11. This reduction will lower the total fees deducted from your Separate Account accumulation value. Electing this endorsement will benefit owners who do not surrender the Contract or take partial withdrawals, in excess of the annual free withdrawal amount, during the surrender charge period.

We reserve the right to lower the amount of this fee reduction, but in no event will the amount of the fee reduction be less than 0.00%. The amount of the fee reduction is set at the time the endorsement is elected—i.e., at Contract issue, and will remain in effect until the Contract is terminated. We will not change the amount of the fee reduction for in force Contracts.

You can only elect this endorsement when you purchase the Contract, (on your application). Once the endorsement is elected you cannot terminate the endorsement. The maximum issue age for the Optional Value Endorsement is 85 (the owner’s age).

The surrender charge schedules for the Optional Value Endorsement are as follows:

Length of Time From Each Premium Payment (Number of Years)	5-Year Value Endorsement (As a Percentage of Premium Withdrawn)	6-Year Value Endorsement (As a Percentage of Premium Withdrawn)	7-Year Value Endorsement (As a Percentage of Premium Withdrawn)
0	7%	7%	8%
1	6%	6%	7%
2	5%	5%	6%
3	4%	4%	5%
4	3%	3%	4%
5	0%	2%	3%
6	0%	0%	2%
7+	0%	0%	0%

No surrender charge will be assessed upon:

            (a)        payment of death benefits;

            (b)        exercise of the free look right;

            (c)        withdrawal  less than or equal to the free withdrawal amount.

Free Withdrawal Amount

Even if you elect an Optional Value Endorsement you may withdraw up to 10% of your remaining premiums (premiums paid less partial withdrawals on a dollar for dollar basis) each Contract year without incurring a surrender charge. We will allow the free withdrawal amount to be taken in multiple withdrawals each Contract year.  The free withdrawal amount is determined at the beginning of each Contract year on the Contract anniversary. If the free withdrawal amount is not withdrawn or if less than 10% is withdrawn, the amount not taken during the Contract year will not be carried over to subsequent years. A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding. See “FEDERAL TAX STATUS” on page 35.

Please note: Owners who have the base contract only (without an Optional Value Endorsement) can make withdrawals at any time in any amount without imposition of a surrender charge.

Amounts withdrawn under the Contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. The free withdrawal provision pertaining to the IRS minimum distribution will be calculated solely on the accumulation value of this Contract.  Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free withdrawal amount.

If the total withdrawals exceed the free withdrawal amount, then surrender charges are applied on the withdrawal amount in excess of the free withdrawal amount. Before taking a withdrawal, you should consult a tax advisor to consider the tax consequences of a withdrawal on your variable annuity contract. See “FEDERAL TAX STATUS” on page 35.

CHARGES, FEES AND DEDUCTIONS

Mortality and Expense Risk Charge

We deduct a daily charge for mortality and expense risks currently at an effective annual rate to 1.00% of the accumulation value in the Separate Account.  We reserve the right to increase this charge; however, it will not exceed 1.50% per annum.  The investment option’s accumulation unit values reflect this charge.  We expect to profit from this charge.  We may use the profit for any purpose including paying distribution expenses.  However, the level of this charge is guaranteed for the life of the Contract and may not be increased after the Contract is issued.

The mortality risk we bear arises, in part, from our obligation to make monthly annuity payments regardless of how long the annuitant or any individual may live.  These payments are guaranteed in accordance with the annuity tables and other provisions contained in your Contract.  This assures you that neither the longevity of the annuitant , nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the Contract.  Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement.  The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value.  We also assume the risk that other expense charges may be insufficient to cover the actual expenses we incur.

Asset Based Administration Charge

We currently deduct a daily charge for asset based administration expenses at an effective annual rate of 0.35% of the accumulation values in the Separate Account.  We reserve the right to increase this charge; however, it will not exceed 0.75% per annum.  We deduct this charge proportionally from each investment option.  This charge is for our record keeping and other expenses incurred in maintaining the Contracts.  However, the level of this charge is guaranteed for the life of the Contract and may not be increased after the Contract is issued.

Enhanced Death Benefit Endorsement Charge

We currently deduct a daily charge for the Enhanced Death Benefit Endorsement at an effective annual rate of 0.30% of the accumulation values in the Separate Account. We deduct this charge proportionally from each investment option. However, this charge is guaranteed for the life of the Contract and may not be increased after the Contract is issued.

Quarterly Contract Maintenance Fee

We deduct a quarterly Contract maintenance fee of $10.  This fee is collected on each Contract quarter anniversary on or before the maturity date, and on surrender.  We reserve the right to increase this charge; however, it will not exceed $15 per Contract quarter.  If your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary or at full surrender, no quarterly Contract maintenance fee is charged.  If your accumulation value ever becomes insufficient to pay this charge, then your Contract will terminate without value.

Transfer Charge

We reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. By current company practice we do not assess this charge. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.

Charges in the Portfolios

The fund companies charge their portfolios for managing investments and providing services.  The portfolios may also pay operating expenses.  Each portfolio’s charges and expenses vary. See the prospectus provided by the fund company for more information.

In addition, certain investment options may impose liquidity fees and redemption fees on certain transactions (pursuant to SEC rules 2a-7 and 22c-2 under the Investment Company Act of 1940). Any such fees will be passed through and charged to the applicable owners.

State Premium Taxes

Midland National reserves the right to deduct premium taxes from your surrender value at full surrender, death, maturity or annuitization a charge for any state premium taxes levied by a state or any other government entity.  State premium taxes currently levied by certain jurisdictions vary from 0% to 3.5% and is based on your current residence state.  This range is subject to change.  The states currently participating in this premium tax practice are California, Maine, Nevada, South Dakota, West Virginia, Wyoming and the territory of Puerto Rico.  These states and jurisdictions are subject to change.

Other Taxes

At the present time, we do not make any charges to the Separate Account for any federal, state, or local taxes (other than state premium taxes) that we incur which may be attributable to such Separate Account or to the Contracts.  We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

Optional Value Endorsement

If you elect the Optional 5-, 6- or 7-Year Value Endorsement,  we will reduce your LiveWell Variable Annuity Separate Account annual expenses by 0.10% (5-year from 1.35% per year to 1.25%), 0.15% (6-year from 1.35% per year to 1.20%) or 0.20% (7-year from 1.35% per year to 1.15%) in exchange for a 5-, 6- or 7-year declining surrender charge.  See “Fees and Expenses” on page  11. This reduction will lower the total fees deducted from your total Separate Account accumulation value. For more detailed information see “Optional Value Endorsement” on page 29.

We reserve the right to lower the amount of this fee reduction, but in no event will the amount of the fee reduction be less than 0.00%. The amount of the fee reduction is set at the time the endorsement is elected—i.e., at Contract issue, and will remain in effect until the Contract is terminated. We will not change the amount of the fee reduction for in force Contracts.

Surrender Charges for the Optional Value Endorsement

If you elect the Optional Value Endorsement, we will deduct applicable surrender charges from any surrender or partial withdrawal of premiums (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free withdrawal amount.  This charge partially reimburses us for the costs of selling and distributing this Contract.  These include commissions and the costs of preparing sales literature and printing prospectuses.  If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from our surplus that may be, in part, derived from mortality and expense risk charges (described above).

The surrender charge will be based on the length of time between premium payments and partial withdrawals or surrender.  When determining the applicable surrender charge, the amount subject to a surrender charge will be deducted from premium payments on a First-In, First-Out (FIFO) basis. When calculating surrender charges, earnings are defined as the excess of the accumulation value over the sum of remaining premiums. Any withdrawals will be allocated to remaining premiums first on a FIFO basis and second to earnings, if any.  In determining what the surrender charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

For purposes of calculating surrender charges, we assume that surrenders and partial withdrawals are made in the following order:

1)      First from premium payments no longer subject to a surrender charge;

2)      Then from the free withdrawal amount on a FIFO basis;

3)      Then from premium payments subject to a surrender charge on a FIFO basis; and

4)      Earnings, if any.

The length of time between each premium payment and surrender or withdrawal determines the amount of the surrender charge applied to that respective premium payment.  Premium payments are considered withdrawn in the order that they were received.

The surrender charge schedule for the Optional Value Endorsements are as follows:

Length of Time From Each Premium Payment (Number of Years)	5-Year Value Endorsement (As a Percentage of Premium Withdrawn)	6-Year Value Endorsement (As a Percentage of Premium Withdrawn)	7-Year Value Endorsement (As a Percentage of Premium Withdrawn)
0	7%	7%	8%
1	6%	6%	7%
2	5%	5%	6%
3	4%	4%	5%
4	3%	3%	4%
5	0%	2%	3%
6	0%	0%	2%
7+	0%	0%	0%

No surrender charge will be assessed upon:

            (a)        payment of death benefits;

            (b)        exercise of the free look right;

            (c)        withdrawal less than or equal to the free withdrawal amount.

The surrender value cannot be greater than the accumulation value, but in no event will it be less than the minimum required by the laws of the state in which this Contract is delivered. At the time of withdrawal, if your accumulation value is less than your remaining premium, the surrender charge will still be assessed (measured by) against the full remaining premium  amount.

Amounts withdrawn under the Contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. The free withdrawal provision pertaining to the IRS minimum distribution will be calculated solely on the accumulation value of this Contract.  Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free withdrawal amount.

The following examples are provided to help you better understand how the surrender charges are assessed to premium payments with the Optional Value Endorsement.

Example 1: A Contract with the Optional Value Endorsement with a single premium of $100,000, no additional premium payments and there are no partial withdrawals taken. In this example, the $10,000 shown in the calculations below is the free withdrawal amount.  The surrender charge amount for a full surrender of this Contract, in the applicable time period (the first column)  is given in the second column of the table below.

Length of Time From Premium Payment to Full Surrender (Number of Years)	5-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $10,000) * 4% = $3,600
4 – 5	($100,000 - $10,000) * 3% = $2,700
5+	($100,000 - $10,000) * 0% = $0

Length of Time From Premium Payment to Full Surrender (Number of Years)	6-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $10,000) * 4% = $3,600
4 – 5	($100,000 - $10,000) * 3% = $2,700
5 – 6	($100,000 - $10,000) * 2% = $1,800
6 +	($100,000 - $10,000) * 0% = $0

Length of Time From Premium Payment to Full Surrender (Number of Years)	7-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 8% = $7,200
1 – 2	($100,000 - $10,000) * 7% = $6,300
2 – 3	($100,000 - $10,000) * 6% = $5,400
3 – 4	($100,000 - $10,000) * 5% = $4,500
4 – 5	($100,000 - $10,000) * 4% = $3,600
5 – 6	($100,000 - $10,000) * 3% = $2,700
6 – 7	($100,000 - $10,000) * 2% = $1,800
7 +	($100,000 - $10,000) * 0% = $0

Please note that these surrender charges apply even if the accumulation value has declined to less than premium of $100,000 due to poor investment performance (and fees and expenses), since the charge is a percentage of the premium deemed withdrawn, not a percentage of the accumulation value withdrawn.

Example 2: A Contract with the Optional Value Endorsement with an initial premium of $100,000.  An additional premium of $50,000 is made on the 3nd Contract anniversary.  If there are no additional premiums beyond the two premiums stated, and there are no partial withdrawals taken, then the surrender charge amount for a full surrender of this Contract, in the applicable time period (the first column), is given in the second column of the table below.

Length of Time From Contract Issue to Full Surrender (Number of Years)	5-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
4 – 5	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
5 – 6	($100,000) * 0% + ($50,000 - $5,000) * 5% = $2,250
6 – 7	($100,000) * 0% + ($50,000 - $5,000) * 4% = $2,000
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,500
8+	($100,000) * 0% + ($50,000) * 0% = $0

Length of Time From Contract Issue to Full Surrender (Number of Years)	6-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
4 – 5	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
5 – 6	($100,000 - $15,000) * 2% + ($50,000 - $0) * 5% = $4,200
6 – 7	($100,000) * 0% + ($50,000 - $5,000) * 4% = $1,800
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,350
8 – 9	($100,000) * 0% + ($50,000 - $5,000) * 2% = $900
9+	($100,000) * 0% + ($50,000) * 0% = $0

Length of Time From Contract Issue to Full Surrender (Number of Years)	7-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 8% = $7,200
1 – 2	($100,000 - $10,000) * 7% = $6,300
2 – 3	($100,000 - $10,000) * 6% = $5,400
3 – 4	($100,000 - $15,000) * 5% + ($50,000 - $0) * 8% = $8,250
4 – 5	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
5 – 6	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
6 – 7	($100,000 - $15,000) * 2% + ($50,000 - $0) * 5% = $4,200
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 4% = $1,800
8 – 9	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,350
9 – 10	($100,000) * 0% + ($50,000 - $5,000) * 2% = $900
10+	($100,000) * 0% + ($50,000) * 0% = $0

FEDERAL TAX STATUS

Introduction

NOTE:  We have prepared the following information on federal income taxes as a general discussion of the subject.  It is not intended as tax advice to any individual.  No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the Contract.  You should consult your own tax advisor about your own circumstances.  We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuities are a way of setting aside money for future needs like retirement.  Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally you will not be taxed on the gain, if any, on the money held in your annuity contract until you take the money out.  This is referred to as tax deferral.  There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract – qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of your Contract until a distribution occurs – either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a Non-Qualified Contract, the contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the account value over the investment in the Contract during the taxable year must generally be included in income. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

Qualified and Non-Qualified Contracts

If you invest in a variable annuity as part of an individual retirement plan, your annuity is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below.  There is additional information about qualified contracts in the SAI.

•         Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the annuity.  Distributions from an IRA are generally subject to tax and, if made before age 59½, may be subject to a 10% penalty tax.

•         Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.  The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Distributions that are rolled over to another IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit.  This limit does not apply to direct trustee-to-trustee transfers or conversions of an IRA to a Roth IRA.

Minimum Distribution Rules and Eligible Rollover Distributions

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions.  If you are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit may need to be included in calculating the amount required to be distributed. Consult with and rely upon your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon your tax advisor before electing this option.  Please refer to the SAI for detailed information on when distributions must begin from qualified contracts and how death benefit proceeds must be distributed.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity.  The annuity must also meet certain distribution requirements at the death of the annuitant or an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI.  Midland National may modify the contract to attempt to maintain favorable tax treatment.

Owner Control

In certain circumstances, a variable contract owner may be considered the owner of the assets of a segregated account, such as the Separate Account, if the IRS deems the owner to possess “ownership” in those assets, such as the ability to exercise investment control over the assets. If the contract owner is deemed to have "investor control" over the underlying investment options, then the contract owner will be taxed currently on income and recognized gains under the Contract. The IRS has issued Revenue Ruling 2003-91 providing a safe harbor when the facts of the ruling are present.  The ruling goes on to state that whether a contract owner has sufficient investor control over the assets depends on the facts and circumstances. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment. However, there is no assurance that such modifications would be successful.

Surrenders and Partial Withdrawals

If you make a partial withdrawal from a Non-Qualified Contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from your premium payments.  When you make a partial withdrawal, you are taxed on the amount of the surrender that is gain.  If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceed the “investment in the contract,” which is generally your premiums paid (adjusted for any prior partial withdrawals that came out of the premiums). Withdrawals from Non-Qualified Contracts to pay third party registered investment advisor fees are treated as taxable withdrawals.  Different rules apply for annuity payments and under Qualified Contracts.  See “Annuity Payments” below.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan.  The “investment in the contract” generally equals the amount of your non-deductible premium payments.  In many cases, the “investment in the contract” under a Qualified Contract can be zero.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty.  The amount of the penalty is equal to 10% of the amount that is includable in income.  Some surrenders will be exempt from the penalty.  In general, in the case of a distribution from a Non-Qualified Contract, this includes any amount:

•         paid on or after the taxpayer reaches age 59½;

•         paid after an owner dies;

•         paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•         paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•         paid under an immediate maturity; or

•         which come from premium payments made prior to August 14, 1982.

Special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult your tax adviser with regard to exceptions from the penalty tax.

Multiple Contracts

All nonqualified deferred contracts that are issued by Midland National (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Withholding

Distributions from Qualified and Non-Qualified Contracts are generally subject to withholding for your federal income tax liability.  The withholding rate varies according to the type of distribution and your tax status except with respect to eligible rollover distributions, as described above. You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for Non-Qualified and certain Qualified Contracts, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined by dividing the “investment in the contract” on the maturity date by the total expected value of the annuity payments for the term of the payments.  This is the percentage of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income.  Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If, after annuitization , annuity payments stop because an annuitant  has died, the excess (if any) of the “investment in the contract” as of the annuitization over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last taxable year.

Partial Annuitization

If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.  None of the payment options under the Contract are intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Investment Income Surtax

Distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the investment income tax on investment income.  Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts.   Please consult a tax advisor for more information.

Definition of Spouse under Federal Law

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit.  All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law.  The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages  recognized under state law will be recognized for federal law purposes.  Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law.  Consult a tax advisor for more information on this subject.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons.  Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies.  In addition, such distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of the annuitant (only if the owner is a non-natural person) or an owner. Generally, such amounts should be includable in the income of the recipient:

•         if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

•         if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts

A transfer of ownership or absolute assignment of a Contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion.  An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Transfers of Non-Qualified Contracts for less than full and adequate consideration by the owner at the time of such transfer, will trigger taxable income on the gain in the Contract, with the transferee getting a step-up in basis for the amount included in the owner’s income.  This provision does not apply to transfers between spouses or transfers incident to a divorce.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise.  You should consult a tax advisor with respect to legal developments and their effect on the Contract.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate.  Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary.  Consult with and rely on an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner.  Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain portfolios to foreign jurisdictions to the extent permitted under Federal tax law.

Maturity Date

The maturity date is the date on which income payments will begin under the annuity option you have selected.  The earliest possible maturity date under the Contract is the 1st Contract anniversary at which time you may annuitize your full accumulation value (less any state premium taxes).  The maximum maturity date is the Contract anniversary immediately following the annuitant’s 115th birthday.  You may change the maturity date to an earlier Contract anniversary by sending written notice to our Customer Service Center.  We must receive your written notice at least 30 days prior to the original maturity date. The selection of a maturity date at the annuitant’s advanced age could have tax consequences so you should consult a tax adviser.

If you have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date you may:

1.       take the accumulation value, less any state premium tax and any surrender charge, in one lump sum, or

2.       convert the accumulation value, less any state premium tax and any surrender charge,  into an annuity payable to the payee under one of the payment options as described below.

Electing an Annuity Payment Option

You may apply the proceeds of a surrender to affect an annuity payment option.  Unless you choose otherwise, on the maturity date your accumulation value (less any state premium taxes and any surrender charge) will be applied to a 10 year certain and life fixed annuity payment option.  The first monthly annuity payment will be made within one month after the maturity date.

Only fixed payment options are available. Variable payment options are not available under this Contract. Fixed payment options are obligations of the insurer’s general account and are subject to the insurer’s claims-paying ability.

Currently, the payment options are only available if the proceeds applied are $2,000 or more and the annual payment is more than $240.  We reserve the right to change the payment frequency so that payments are at least $100.

The annuitant’s actual age will affect each payment amount for annuity payment options involving life income.  The amount of each annuity payment to older annuitants will be greater than for younger annuitants because payments to older annuitants are expected to be fewer in number.  For annuity payment options that do not involve life payment, the length of the payment period will affect the amount of each payment.  With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that we would otherwise pay to that person’s estate if that person died.   The person who is entitled to receive payment may change the beneficiary at any time.

Annuity payment options will be subject to our rules at the time of selection.  We must approve any arrangements that involve a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee.  Also, the details of all arrangements will be subject to our rules at the time the arrangements take effect.  This includes:

•         rules on the minimum amount we will pay under an option;

•         minimum amounts for installment payments, surrender or commutation rights (your rights to receive payments over time, for which we may offer you a lump sum payment);

•         the naming of people who are entitled to receive payment and their beneficiaries; and

•         the ways of proving age, gender, and survival.

You must elect the payment option at least 30 days before the maturity date.

If your Contract is a Qualified Contract, payment options without a life contingency may not satisfy minimum required distribution rules.  Consult a tax advisor before electing such an option.

Fixed Payment Options

Payments under the fixed options are not affected by the investment experience of any investment option.  The accumulation value (less any state premium taxes and any surrender charge) as of the maturity date will be applied to the fixed option selected.  We guarantee interest under the fixed options at a rate of 1.00% a year.  We may also credit interest under the fixed payment options at a rate that is above the 1.00% guaranteed rate (this is at our complete discretion).  Thereafter, interest or payments are fixed according to the annuity option chosen.

Payment Options

The following four payout options are available:

1.       Income for Specified Period: We pay installments for a specified period of 5 to 20 years.  We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at our discretion). This option may not satisfy required minimum distribution rules for qualified contracts.  Consult a tax advisor before electing this option under a qualified contract. However, by current company practice we may offer other options.

2.       Income for a Specified Amount: We pay income of the specified amount until the principal and interest are exhausted.  The specified amount is subject to the limitation that principal and interest must be payable for at least 5 years and must be exhausted at the end of 20 years.

3.       Payment of Life Income: We will pay monthly income for life.  You may choose from 1 of 2 ways to receive the income:

a.       Life Annuity: We will pay monthly income for life.  With a life annuity payment option, payments will only be made as long as the annuitant is alive.  Therefore, if the annuitant dies after the first payment, then only one payment will be made.

b.       Life Annuity With Certain Period: We will pay equal monthly payments for either 120 or 240 guaranteed payments, and then for as long as the annuitant is living thereafter. The period certain options are 10 and 20 years. However, by current company practice we may offer other options.

4.       Joint and Survivor Income: We will make monthly payments until the last surviving payee’s death.  Therefore, if both payees die after the first payment, then only one payment will be made.  The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old at the time of the first monthly payment.

ADDITIONAL INFORMATION

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company.  We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company.”  We were reincorporated as a stock life insurance company, in 1909.  Our name “Midland” was adopted in 1925.  We were redomesticated to Iowa in 1999.  We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands.  Our Principal Office address is:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Please note all inquiries, correspondence and premium payments should be sent to our Customer Service Center.

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas.  Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our Financial Condition

As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of our general account to our owners.  We monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments.  It is important to note, however, that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations.  These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, as well as the loss in market value of those investments.  We may also experience liquidity risk if our General Account assets cannot be readily converted into cash to meet obligations to our owners or to provide collateral necessary to finance our business operations.

We encourage both existing and prospective owners to read and understand our financial statements, which are included in the Statement of Additional Information ("SAI").  You can obtain a free copy of the SAI by writing to us at our Customer Service Center, calling us at (866) 747-3421, or faxing us at (866) 511-7038.  The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001.

Portfolio Voting Rights

We invest the assets of our Separate Account investment options in shares of the portfolios.  Midland National is the legal owner of the shares and has the right to vote on certain matters.  Among other things, we may vote:

•         to elect the Funds’ or Trust’s Board of Directors/Trustees,

•         to ratify the selection of independent auditors for the portfolios,

•         on any other matters described in the portfolios’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

•         in some cases, to change the investment objectives and contracts.

Even though we own the shares, we may give you the opportunity to tell us how to vote the number of shares that are allocated to your Contract.

The funds companies will determine if and how often shareholder meetings are held.  As we receive notice of these meetings, we will ask for your voting instructions.  The portfolios are not required to and generally do not hold a meeting in any given year.

If we do not receive instructions in time from all owners, then we currently intend to vote those shares in the same proportion as we vote shares for which we have received instructions in that portfolio.  We currently intend to vote any portfolio shares that we alone are entitled to vote in the same proportions that owners vote. The effect of this proportional voting is that a small number of owners may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the portfolio in our own right or to restrict owner voting, then we may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the portfolios in which your accumulation value has been invested.  We determine your voting shares in each investment option by dividing the amount of your accumulation value allocated to that investment option by the net asset value of one share of the corresponding portfolio. This is determined as of the record date set by the Fund’s/Trust’s Board of Directors/Trustees for the shareholders meeting.

If you have a voting interest, then we will provide you proxy material and a form for giving us voting instructions.  In certain cases, we may disregard instructions relating to changes in the portfolio’s adviser or the investment adviser contracts of the portfolios.

Voting Privileges of Participants in Other Companies

Other insurance companies own shares in the portfolios to support their variable life insurance and variable annuity products.  We do not foresee any disadvantage to this.  Nevertheless, each Fund’s/Trust’s Board of Directors/Trustees will monitor events to identify conflicts that may arise and determine appropriate action.  If we disagree with any portfolio action, then we will see that appropriate action is taken to protect our owners.  If we ever believe that any of the portfolios are so large as to materially impair its investment performance, then we will examine other investment options.

Our Reports to Owners

We send you a quarterly report within 31 days after the end of each calendar quarter showing the Contract accumulation value, surrender value, and the death benefit as of the end of the calendar quarter.  The report will also show the allocation of your accumulation value and reflects amounts deducted from or added to the accumulation value since the last report.

Confirmation notices will be sent to you for premiums, partial withdrawals, surrenders, transfers of amounts between investment options and certain other financial transactions within 5 business days of processing.

You have 30 days to notify our Customer Service Center of any errors or discrepancies. You must notify us of any errors within 30 days of the reporting. We will review and potentially correct any errors. In the absence of such notice, you shall be deemed to have accepted the reported transaction(s) and relieved us of any related claim or liability.

We also currently intend to send you semi-annual reports with financial information on the portfolios.

Contract Periods, Anniversaries

We measure Contract years, Contract months, Contract quarters, and Contract anniversaries from the issue date shown on your Contract’s information page.  Each Contract month, Contract quarter and Contract year begins on the same day in each month, quarter and year respectively.  For this purpose, if that date is not a calendar date in every month, then we look forward to the first day of the next calendar month.

Dividends

We do not pay any dividends on the variable annuity Contract described in this prospectus.

Change of Address Notification

To protect you from fraud and theft, we may verify any changes in address you request by sending a confirmation of the change to both your old and new addresses.  We may also call you to verify the change of address.

Modification to Your Contract

Upon notice to you, we may modify your Contract to:

(a)    permit the Contract or the Separate Account to comply with any applicable law or regulation issued by a government agency;

(b)    assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

(c)    reflect a change in the operation of the Separate Account; or

(d)    provide additional investment options.

In the event of such modifications, we will make an appropriate endorsement to the Contract.

Your Beneficiary

You name your beneficiary in your Contract application.  The beneficiary is entitled to the death benefit of the Contract.  A beneficiary is revocable unless otherwise stated in the beneficiary designation.  You may change a revocable beneficiary during the owner’s lifetime.  We must receive written notice (signed and dated) informing us of the change.  Upon receipt and acceptance at our Customer Service Center, a change takes effect as of the date that the written notice is recorded by us.  We will not be liable for any payment made before we receive and accept the written notice.  If no primary beneficiary is living when the owner dies, the death benefit will be paid to the contingent beneficiary, if any.  If no beneficiary is living when the owner dies, then we will pay the death benefit to the owner’s estate.

If the sole beneficiary is not the spouse, the surviving joint owner will be the designated primary beneficiary and any other beneficiaries on record will be treated as contingent beneficiaries.

Assigning Your Contract

You may assign your rights in a Non-Qualified Contract.  You must send a copy of the assignment to our Customer Service Center.  The assignment does not take effect until we accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the state insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We are not responsible for the validity of the assignment or for any payment we make or any action we take before we record notice of the assignment.  An absolute assignment is a change of ownership.  There may be tax consequences.

This Contract is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This Contract may not be traded on any stock exchange or secondary market.

When We Pay Proceeds from This Contract

We will generally pay any death benefits, withdrawals, or surrenders within seven days after receiving the required form(s) in good order at our Customer Service Center.

We may delay payment or transfers for one or more of the following reasons:

•         We cannot determine the amount of the payment,

•         the New York Stock Exchange is closed,

•         trading in securities has been restricted by the SEC,

•         an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an investment option,

•         The SEC by order permits us to delay payment to protect our owners, or

•         Your premium check(s) have not cleared your bank.

If, pursuant to SEC rules, any portfolio suspends payment of redemption proceeds including, in the case of a money market fund investment option, in connection with liquidation of the underlying portfolio or as a result of portfolio liquidity levels then we will delay payment of any transfer (including a transfer under a DCA program), partial withdrawal, surrender, or death benefit from the corresponding investment option until the suspension of redemptions is lifted or the portfolio pays redemption proceeds.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner’s account.  If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments.  If a Contract or investment option is frozen, the applicable accumulation value would be moved to a special segregated interest bearing account and held in that account until we receive instructions from the appropriate federal regulator.  We may also be required to provide information about you and your Contract to the government agencies and departments.

Distribution of the Contracts

We have entered into a distribution agreement with our affiliate, Sammons Financial Network, LLC (“Sammons Financial Network”) for the distribution and sale of the Contracts.  Sammons Financial Network is a Delaware limited liability company and its principal office is located at 4546 Corporate Drive, Suite 100, West Des Moines, IA 50266.  Sammons Financial Network is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company.  Sammons Financial Network may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the Contracts.  We pay commissions to Sammons Financial Network for sales of the Contracts.

Sales commissions may vary, but the maximum commission payable in the first year for contract sales with the optional value endorsement is up to 6.50%.  If you do not elect an Optional Value Endorsement we will pay up to 1.00% of premium payments and a 1.00% trail commission is also paid starting in the second year of the Contract based on the accumulation value. Where lower commissions may be  paid on premium payments, we may also pay trail commissions. We may also pay additional amounts and reimburse additional expenses of Sammons Financial Network based on various factors.

We also pay for Sammons Financial Network’s operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Financial Network’s management team; advertising expenses; and all other expenses of distributing the Contracts.

Sammons Financial Network pays selling firms all or a portion of the commissions received for their sales of  the Contract.  Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with Sammons Financial Network.

Non-cash items that we and Sammons Financial Network may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs.  Those programs may also include other types of cash and non-cash compensation and other benefits.  Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

In addition to ordinary commissions, Sammons Financial Network operating and other expenses and non-cash items, we provide payments to certain third parties for training, product development, marketing and development efforts with selling firms, and other wholesaling and relationship management services.  It is possible that these third parties, or their personnel, may also act as your registered investment advisor providing advice with respect to portfolio allocations in the Contract.  Please be certain to review your registered investment advisor’s Form ADV Part 2A and 2B carefully for disclosure about their compensation and conflicts of interest in connection with the Contracts.   Also note that your investment advisor could also be the broker-dealer, or a registered representative of the broker-dealer, who sold you the Contract; in that case, they would also receive commissions and other compensation for selling you the Contract, in addition to any investment advisory fees that you pay to your registered investment advisor (either directly or through partial withdrawals  of your accumulation value in the Contract).

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the Contract: (a) the mortality and expense risks charge; (b) asset based administration charges, and (c) payments, if any, received from the investment options, their distributors, service providers and/or managers.  Commissions and other incentives or payments described above are not charged directly to you or the Separate Account but they are reflected in the fees and charges that you do pay directly or indirectly.

Regulation

We are regulated and supervised by the Iowa Insurance Department.  We are subject to the insurance laws and regulations in every jurisdiction where we sell insurance and annuity contracts.  The provisions of this Contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on our operations and finances to insurance officials in all the jurisdictions where we sell insurance and annuity contracts.  The officials are responsible for reviewing our reports to be sure that we are financially sound and are complying with the applicable laws and regulations.  We are also subject to various federal securities laws and regulations.

Cybersecurity Risks

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities.  Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyberattacks.  These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption, and unauthorized release of confidential customer information.  Such systems failures and cyberattacks affecting us, Sammons Financial Network, LLC, the underlying portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your accumulation value.  For instance, cyberattacks may:  interfere with our processing of Contract transactions, including the processing internet transactions or with the underlying portfolios; impact our ability to calculate accumulation unit values; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage.  Cybersecurity risks may also impact the issuers of securities in which the underlying portfolios invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying portfolios or our service providers will avoid losses affecting your Contract due to cyberattacks or information security breaches in the future.

Catastrophic Events

Catastrophic event risks such as terrorist attacks, floods, severe storms or hurricanes, computer cyber-terrorism, or a pandemic disease like the novel coronavirus known as COVID-19, could have a material and adverse effect on our business in several respects by:

•         causing long-term interruptions in our service and the services provided by our significant vendors;

•         creating economic uncertainty, and reducing or halting economic activity;

•         disrupting the financial markets and adversely affecting the value, volatility, and liquidity of securities and other instruments;

•         increasing mortality or mortality risks that could adversely affect our claims experience, the actuarial assumptions that underlie our insurance products, and the costs of reinsurance.

The extent to which these types of catastrophic events, including the recent COVID-19 pandemic, may impact our business, results of operations, financial condition, liquidity, or prospects will depend on future developments that are highly uncertain and cannot be predicted.

Legal Proceedings

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits.  In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made.  Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Separate Account, on the ability of Sammons Financial Network, LLC to perform under its distribution agreement, or on the ability of the Company to meet its obligations under the Contract.

STATEMENT OF ADDITIONAL INFORMATION

A free copy of the SAI is available which contains more details concerning the subjects discussed in this prospectus.  You can get this SAI by checking the appropriate box on the application form, by writing our Customer Service Center, or by calling our Customer Service Center’s Toll Free number at 1-866-747-3421.  The following is the Table of Contents for the SAI:

APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS

The Separate Account has a number of investment options, each of which invests in the shares of a corresponding portfolio. More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations appear in the portfolio prospectuses.

Certain portfolios may invest substantially all of their assets in other mutual funds.  As a result, you will pay fees and expenses at both portfolio levels.  This will reduce your investment return.  These arrangements are referred to as "funds of funds" or "master-feeder funds."  Funds of funds or master-feeder structures may have higher expenses than portfolios that invest directly in debt or equity securities.

Certain portfolios invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. Alternative investment strategies may be riskier than traditional investment strategies and may involve leverage or use various complex hedging techniques, like options and derivatives. These alternative investments create a mix of strategies that offers potential diversification benefits beyond traditional investment strategies.

Certain portfolios may employ volatility management strategies to provide for downside protection during sharp downward movements in equity markets.  The cost of these hedging strategies could limit the upside participation of the portfolio in rising equity markets relative to other portfolios.  There is no guarantee that a portfolio using a volatility management strategy can achieve or maintain its optimal risk targets, and the portfolio may not perform as expected.

You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Investment Policies of the Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies.  No one can promise that any portfolio will meet its investment objective.  A portfolio’s objectives and policies affect its returns and risks.  Each investment option’s performance depends on the experience of the corresponding portfolio.  You bear the risk that the underlying portfolios you have allocated amounts to will not meet their investment objectives.  The objectives of the portfolios are as follows:

Portfolio	Investment Objective	Investment Adviser
AB Variable Product Series Fund, Inc.
AB VPS Dynamic Asset Allocation Portfolio B	Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Small Cap Growth Portfolio[1]	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS Small/Mid Cap Value Portfolio B	Seeks long-term growth of capital.	AllianceBernstein L.P.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer Global Fund/VA Service Class	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer International Growth Fund/VA Service Class	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer Main Street Fund/VA Service Class	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer Main Street Small Cap Fund/VA Service Class	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer Total Return Bond Fund/VA Service Class	Seeks total return.	Invesco Advisers, Inc.
The Alger Portfolios
Alger Capital Appreciation Portfolio Class S	Seeks long-term capital appreciation.	Fred Alger Management, Inc.
ALPS Variable Investment Trust
ALPS | Alerian Energy Infrastructure Portfolio Class III	Seeks investment results that correspond generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
ALPS | Red Rocks Listed Private Equity Class III	Seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.	ALPS Advisors, Inc.; Red Rocks Capital LLC serves as sub-adviser
American Century Variable Portfolios, Inc.
American Century VP Balanced Fund II	Seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	American Century Investment Management, Inc.
American Century VP Income & Growth Fund II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Inflation Protection Fund II	Seeks long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Management, Inc.
American Century VP Mid Cap Value Fund II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Ultra Fund II	Seeks long-term capital growth.	American Century Investment Management, Inc.
American Century VP Value Fund II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Funds Insurance Series®
American Funds IS Asset Allocation Fund Class 4	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Management CompanySM
American Funds IS Blue Chip Income and Growth Fund Class 4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Management CompanySM
American Funds IS Capital Income Builder® Class 4

The fund has two primary investment objectives.  It seeks (1) to provide a level of current income that exceeds the average yield on US stocks generally and (2) to provide a growing stream of income over the years.  The fund’s secondary objective is to provide growth of capital.

Capital Research and Management CompanySM
American Funds IS Global Growth Fund Class 4	Seeks to provide long-term growth of capital.	Capital Research and Management CompanySM
American Funds IS Global Growth and Income Fund Class 4	Seeks to provide long-term growth of capital while providing current income.	Capital Research and Management CompanySM
American Funds IS Global Small Capitalization Fund Class 4	Seeks to provide long-term growth of capital.	Capital Research and Management CompanySM
American Funds IS Growth Fund Class 4	Seeks to provide growth of capital.	Capital Research and Management CompanySM
American Funds IS Growth-Income Fund Class 4	Seeks to achieve long-term growth of capital and income.	Capital Research and Management CompanySM
American Funds IS International Fund Class 4	Seeks to provide long-term growth of capital.	Capital Research and Management CompanySM
American Funds IS International Growth and Income Fund Class 4	Seeks to provide long-term growth of capital while providing current income.	Capital Research and Management CompanySM
American Funds IS New World Fund® Class 4	Seeks long-term capital appreciation.	Capital Research and Management CompanySM
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	Seeks to provide a high level of current income consistent with preservation of capital.	Capital Research and Management CompanySM
American Funds IS Ultra-Short Bond Fund Class 4	Seeks to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.	Capital Research and Management CompanySM
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Fund[4] Class III	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Basic Value V.I. Fund Class III	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Capital Appreciation V.I. Fund[4] Class III	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I. Fund Class III	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund Class III	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock 60/40 Target Allocation ETF V.I. Fund Formerly BlackRock iShares® Dynamic Allocation V.I. Fund Class III	Seeks to provide total return.	BlackRock Advisors, LLC
BlackRock Large Cap Focus Growth V.I. Fund Class III	Seeks long-term capital growth.	BlackRock Advisors, LLC
Calvert Variable Products, Inc.
Calvert VP S&P 500 Index Portfolio[2]	Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.	Calvert Research and Management; Ameritas Investment Partners, Inc. serves as sub-adviser
Calvert Variable Series, Inc.
Calvert VP SRI Balanced Portfolio	Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.	Calvert Research and Management
Calvert VP SRI Mid Cap Portfolio	Seeks to provide long-term capital appreciation by investing primarily in a portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.	Calvert Research and Management
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Contrarian Core Fund Class 2	Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Management Investment Advisers, LLC
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2	Seeks to provide shareholders with a high level of current income and, as a secondary objective, growth of income and capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Emerging Markets Bond Fund Class 2	Seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - High Yield Bond Fund Class 2	Seeks to provide shareholders with a high level of current income as its primary objective and, as its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select Large-Cap Value Fund Class 2	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Seligman Global Tech Fund Class 2	Seeks to provide long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Strategic Income Fund Class 2	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2	Seeks to provide current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC
Delaware VIP® Trust Formerly First Investors Life Series Funds
Delaware VIP Covered Call Strategy Series[8] Formerly First Investors Life Series Covered Call Strategy Fund	Seeks long-term capital appreciation.	Delaware Management Company, a series of Macquarie Investment Management Business Trust
Delaware VIP International Series[8] Formerly First Investors Life Series International Fund	Seeks long-term capital growth.	Delaware Management Company, a series of Macquarie Investment Management Business Trust
Delaware VIP Opportunity Series[8] Formerly First Investors Life Series Opportunity Fund	Seeks long-term capital growth.	Delaware Management Company, a series of Macquarie Investment Management Business Trust
Delaware VIP Total Return Series[8] Formerly First Investors Life Series Total Return Fund	Seeks high, long-term total investment return consistent with moderate investment risk.	Delaware Management Company, a series of Macquarie Investment Management Business Trust
DWS Variable Insurance Portfolios
DWS Alternative Asset Allocation VIP-B	Seeks capital appreciation.	DWS Investment Management Americas Inc.; RREEF America L.L.C serves as sub-adviser
DWS CROCI® U.S. [4] VIP-B	Seeks to achieve a high rate of total return.	DWS Investment Management Americas Inc.
DWS Equity 500 Index VIP-B

Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500® Index"), which emphasizes stocks of large US companies.

DWS Investment Management Americas Inc.; Northern Trust Investments, Inc. serves as sub-adviser
DWS Global Small Cap[5] VIP-B	Seeks above-average capital appreciation over the long term.	DWS Investment Management Americas Inc.
DWS Small Cap Index VIP-B	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.	DWS Investment Management Americas Inc.; Northern Trust Investments, Inc. serves as sub-adviser
DWS Small Mid Cap Value VIP-B	Seeks long-term capital appreciation.	DWS Investment Management Americas Inc.
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund	Seeks to provide a high level of current income.	Eaton Vance Management
Federated Hermes Insurance Series
Federated Hermes High Income Bond II, Service Formerly Federated High Income Bond II Service	Seeks high current income.	Federated Equity Management Company
Federated Hermes Kaufmann Fund II, Service Formerly Federated Kaufmann Fund II Service	Seeks capital appreciation.	Federated Equity Management Company of Pennsylvania; Federated Global Investment Management Corp serves as sub-adviser
Federated Hermes Managed Volatility II, Service Formerly Federated Managed Volatility II Service	Seeks to achieve high current income and moderate capital appreciation.	Federated Global Investment Management Corp. (“Fed Global”) Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA)
Fidelity® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Emerging Markets Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	Seeks high total return.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	Seeks high total return.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	Seeks high total return.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Government Money Market Portfolio*,3 Service Class 2	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company (FMR); Fidelity Investments Money Management, Inc. (FIMM) and other affiliates serve as sub-advisers
Fidelity® VIP Growth Opportunities Portfolio Service Class 2	Seeks to provide capital growth.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP High Income Portfolio Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP International Capital Appreciation Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Overseas Portfolio[5] Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Real Estate Portfolio Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo, LLC (SelectCo); Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Strategic Income Portfolio Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.

Fidelity Management & Research Company (FMR); Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisors (UK) Limited (FIA(UK)) and other investment advisers serve as sub-advisers

Fidelity® VIP Value Strategies Portfolio[7] Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund Class 2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund Class 2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund Class 2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Templeton Developing Markets VIP Fund Class 2	Seeks long-term capital appreciation.	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund Class 2	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Guggenheim Variable Insurance Funds
Guggenheim VIF Global Managed Futures Strategy Fund	Seeks to generate positive total returns over time.	Guggenheim Investments (an affiliate of the Company)
Guggenheim VIF Long Short Equity Fund	Seeks long-term capital appreciation.	Guggenheim Investments (an affiliate of the Company)
Guggenheim VIF Multi-Hedge Strategies Fund	Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments (an affiliate of the Company)
Guggenheim VIF Small Cap Value Fund Series Q	Seeks long-term capital appreciation.	Guggenheim Investments (an affiliate of the Company)
Rydex VIF Biotechnology Fund[7]

Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

Guggenheim Investments (an affiliate of the Company)
Rydex VIF S&P 500 Pure Growth Fund

Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund's current benchmark is the S&P 500 Pure Growth Index.

Guggenheim Investments (an affiliate of the Company)
Rydex VIF S&P MidCap 400 Pure Growth Fund[7]

Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The fund's current benchmark is the S&P MidCap 400 Pure Growth Index.

Guggenheim Investments (an affiliate of the Company)
Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy[5]	Seeks to provide total return.	Ivy Investment Management Company
Ivy VIP Balanced[6]	Seeks to provide total return through a combination of capital appreciation and current income.	Ivy Investment Management Company
Ivy VIP Energy	Seeks to provide capital growth and appreciation.	Ivy Investment Management Company
Ivy VIP Global Bond	Seeks to provide a high level of current income. Capital appreciation is a secondary objective.	Ivy Investment Management Company
Ivy VIP Global Equity Income[5]	Seeks to provide total return.	Ivy Investment Management Company
Ivy VIP Global Growth[5]	Seeks to provide growth of capital.	Ivy Investment Management Company
Ivy VIP Growth	Seeks to provide growth of capital.	Ivy Investment Management Company
Ivy VIP High Income	Seeks to provide total return through a combination of high current income and capital appreciation	Ivy Investment Management Company
Ivy VIP International Core Equity	Seeks to provide capital growth and appreciation.	Ivy Investment Management Company
Ivy VIP Mid Cap Growth	Seeks to provide growth of capital.	Ivy Investment Management Company
Ivy VIP Natural Resources	Seeks to provide capital growth and appreciation.	Ivy Investment Management Company
Ivy VIP Science and Technology	Seeks to provide growth of capital.	Ivy Investment Management Company
Ivy VIP Small Cap Core	Seeks to provide capital appreciation.	Ivy Investment Management Company
Ivy VIP Small Cap Growth	Seeks to provide growth of capital.	Ivy Investment Management Company
Janus Aspen Series
Janus Henderson Balanced Portfolio Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC
Janus Henderson Enterprise Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Flexible Bond Portfolio Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC
Janus Henderson Global Research Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Global Technology and Innovation Portfolio Service Shares Formerly Janus Henderson Global Technology Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Mid Cap Value Portfolio Service Shares	Seeks capital appreciation.	Janus Capital Management LLC; Perkins Investment Management LLC serves as sub-adviser
Janus Henderson Overseas Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Research Portfolio[5] Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
John Hancock Variable Insurance Trust
John Hancock VIT Financial Industries Trust Series II	Seeks growth of capital.	John Hancock Investment Management Services, LLC; John Hancock Asset Management a division of Manulife Asset Management (US) LLC serves as sub-adviser
John Hancock VIT Fundamental All Cap Core Trust Series II7	Seeks long-term growth of capital.	John Hancock Investment Management Services, LLC; John Hancock Asset Management a division of Manulife Asset Management (US) LLC serves as sub-adviser
John Hancock VIT Select Bond Trust Series II	Seeks income and capital appreciation.	John Hancock Investment Management Services, LLC; John Hancock Asset Management a division of Manulife Asset Management (US) LLC serves as sub-adviser
John Hancock VIT Strategic Income Opportunities Trust Series II	Seeks a high level of current income.	John Hancock Investment Management Services, LLC; John Hancock Asset Management a division of Manulife Asset Management (US) LLC serves as sub-adviser
Lazard Retirement Series, Inc.
Lazard Retirement Global-Dynamic Multi Asset Portfolio Service Shares	Seeks total return.	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management LLC
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth[7] Class II	Seeks capital appreciation.

Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser.  (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

ClearBridge Variable Dividend Strategy Portfolio Class II	Seeks dividend income, growth of dividend income and long-term capital appreciation.

Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser.  (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

ClearBridge Variable Large Cap Growth II	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser.
ClearBridge Variable Mid Cap Portfolio Class II	Seeks long-term growth of capital.

Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser.  (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

ClearBridge Variable Small Cap Growth Portfolio Class II	Seeks long-term growth of capital.

Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser.  (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

Legg Mason Partners Variable Income Trust
Western Asset Core Bond Plus VIT Portfolio Class II

Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration within 30% of the average duration of the domestic bond market as a whole.

Legg Mason Partners Fund Advisor, LLC, investment manager; Western Asset Management Company, Western Asset Management Company Limited, Western Asset Management Company Ltd. and Western Asset Management Company Pte Ltd., sub-advisers

Western Asset Variable Global High Yield Bond Portfolio Class II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC, investment manager; Western Asset Management Company, Western Asset Management Company Limited & Western Asset Management Company Pte. Ltd., sub-advisers
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio[5] Class II

Seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The portfolio will seek to reduce volatility as a secondary objective.

Legg Mason Partners Fund Advisor, LLC, investment manager; QS Investors, LLC, Western Asset Management Company, sub-advisers
Lord Abbett Series Fund, Inc.
Lord Abbett Series Fund Bond Debenture Portfolio VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Developing Growth Portfolio VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Fundamental Equity Portfolio VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Short Duration Income Portfolio VC	Seeks a high level of income consistent with preservation of capital.	Lord, Abbett & Co. LLC
MFS® Variable Insurance Trust
MFS New Discovery Series Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS Utilities Series Service Class	Seeks total return.	Massachusetts Financial Services Company
MFS® Variable Insurance Trust II
MFS Blended Research Core Equity Portfolio Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS Corporate Bond Portfolio Service Class	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS Emerging Markets Equity Portfolio Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS Global Tactical Allocation Portfolio Service Class	Seeks total return.	Massachusetts Financial Services Company
MFS International Intrinsic Value Portfolio Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS Technology Portfolio Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® Variable Insurance Trust III
MFS VIT III Global Real Estate Service Class	Seeks total return.	Massachusetts Financial Services Company
Northern Lights Trust
Power Income VIT Fund[5] Class 2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co., LLC
Power Dividend Index VIT Fund[9] Class 1	Seeks total return from income and capital appreciation. Capital preservation is a secondary objective.	W.E. Donoghue & Co., LLC
PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio Advisor Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	Seeks maximum real return consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO Emerging Markets Bond Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Global Managed Asset Allocation Portfolio Formerly PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Management Company LLC
PIMCO High Yield Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Income Portfolio Advisor Class	Seeks maximum current income with long-term capital appreciation as a secondary objective.	Pacific Investment Management Company LLC
PIMCO Low Duration Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Real Return Portfolio Advisor Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Short-Term Portfolio Advisor Class	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Dynamic Bond Portfolio Advisor Class	Seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Variable Contracts Trust
Pioneer Bond VCT Portfolio Class II

Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The portfolio also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the portfolio.

Pioneer Investment Management, Inc.
Pioneer Equity Income VCT Portfolio Class II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Management, Inc.
Pioneer Fund VCT Portfolio Class II	Seeks reasonable income and capital growth.	Pioneer Investment Management, Inc.
Pioneer High Yield VCT[5] Portfolio Class II	Seeks to maximize total return through a combination of income and capital appreciation.	Pioneer Investment Management, Inc.
Pioneer Strategic Income VCT Portfolio Class II	Seeks a high level of current income.	Pioneer Investment Management, Inc.
The Prudential Series Fund
Prudential Series Fund Jennison 20/20 Focus Portfolio[3] Class II	Seeks long-term growth of capital.	PGIM Investments LLC
Prudential Series Fund Natural Resources Portfolio[6] Class II	Seeks long-term growth of capital.	PGIM Investments LLC
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio[6] Class II	Seeks long-term capital appreciation.	PGIM Investments LLC
Royce Capital Fund
Royce Capital Fund - Micro-Cap Portfolio[5] Service Class	Seeks long-term growth of capital.	Royce & Associates, LLC
Royce Capital Fund - Small-Cap Portfolio Service Class	Seeks long-term growth of capital.	Royce & Associates, LLC
T. Rowe Price
T. Rowe Price Blue Chip Growth Portfolio-II	Seeks to provide long-term capital growth; income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences Portfolio-II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
VanEck VIP Trust
VanEck VIP Global Hard Assets Fund S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation

*During periods of low interest rates, the yields of the money market investment option may become extremely low and possibly negative.

1This Investment Option was closed to new investors as of January 1, 2013. If you had money invested in this Investment Option as of the close of business on December 31, 2012, you may continue to make additional investments into the portfolio.  However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

2This Investment Option was closed to new investors as of May 1, 2014. If you had money invested in this Investment Option as of the close of business on April 30, 2014, you may continue to make additional investments into the portfolio.  However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

3This Investment Option was closed to new investors as of August 1, 2014. If you had money invested in this Investment Option as of the close of business on July 31, 2014, you may continue to make additional investments into the portfolio.  However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

4This Investment Option was closed to new investors as of August 3, 2015. If you had money invested in this Investment Option as of the close of business on July 31, 2015, you may continue to make additional investments into the portfolio.  However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

5This Investment Option was closed to new investors as of August 1, 2017. If you had money invested in this Investment Option as of the close of business on July 31, 2017, you may continue to make additional investments into the portfolio.  However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

6This Investment Option was closed to new investors as of April 30, 2018. If you had money invested in this Investment Option as of the close of business on April 30, 2018, you may continue to make additional investments into the portfolio.  However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

7This Investment Option was closed to new investors as of April 30, 2019. If you had money invested in this Investment Option as of the close of business on April 30, 2019, you may continue to make additional investments into the portfolio.  However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

8This Investment Option was closed to new investors as of October 4, 2019. If you had money invested in this Investment Option as of the close of business on October 4, 2019, you may continue to make additional investments into the portfolio. However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

9This Investment Option was closed to new investors as of May 1, 2020. If you had money invested in this Investment Option as of the close of business on May 1, 2020, you may continue to make additional investments into the portfolio. However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

The portfolios may make a material change in their investment policies.  In that case, we will send you notice of the change.  Within 60 days after you receive the notice, or within 60 days after the effective date of the change, if later, you may transfer any amount that you have in that investment option to another investment option. See “Transfers of Accumulation Value” on page 22.

The portfolios sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans.  We currently do not foresee any disadvantages to our owners arising from this use of the portfolios for this type of mixed and shared funding.  The funds companies will monitor for possible conflicts arising out of this practice.  If any such conflict or disadvantage does arise, we and/or the applicable fund companies may take appropriate action to protect your interests.

The portfolios available under the Contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual funds that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager.  Nevertheless, the investment performance and results of any of the portfolios that are available under the Contracts may be lower, or higher, than the investment results of such other (publicly available) mutual funds.  There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

The portfolios offered through the Contract are selected by Midland National based on several criteria, including asset class coverage, the alignment of investment objectives of a portfolio with our hedging strategy, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Of course, we also consider whether the portfolio’s adviser is an affiliate of ours. We also consider whether the portfolio, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for the sale of the policies. Another factor that we consider during the selection process is whether the portfolio or one of its service providers (e.g., the investment adviser or sub-advisers) will make payments to us or our affiliates in connection with certain administrative, marketing and support services, and the amount of any such payments, or whether affiliates of the funds can provide marketing and distribution support for sales of the Contracts.

You are responsible for choosing the investment options, and the amounts allocated to each, that are appropriate for your own individual circumstances and by your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you decisions regarding investment allocations should be carefully considered and periodically re-evaluated.

Other portfolios (or available classes) may have lower fees and better overall investment performance.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that are available to you, including each portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund company’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a portfolio. You should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the entire risk for the allocation of your premiums and accumulation value among the investment options whether or not you use the service of an adviser.  We are not responsible for any investment or other advice or services that you may receive.

You bear the risk of any decline in the accumulation value of your Contract resulting from the performance of the investment options you have chosen.

We do not recommend or endorse any particular portfolio or portfolios and we do not provide investment advice.

Availability of the Portfolios

We cannot guarantee that each portfolio will always be available for investment through the Contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in our judgment, further investment in any portfolio should become inappropriate, we may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

APPENDIX B – ENHANCED DEATH BENEFIT ENDORSEMENT EXAMPLES

Enhanced Death Benefit Value Examples

Enhanced death benefit value refers to the Enhanced Death Benefit Endorsements death benefit value. The enhanced death benefit value is only available as a death benefit and is not available as a surrender value.

The initial enhanced death benefit value on the Contract issue date is equal to the initial premium of the Contract that the endorsement is attached.

Example 1:

This example demonstrates the impact of the enhanced death benefit following a decline in the accumulation value due to  negative investment performance. During the enhanced death benefit step-up, on the contract anniversary, the accumulation value is $85,000, the base Contract death benefit is $85,000, and the enhanced death benefit value (prior to the step-up) is $95,000.

The enhanced death benefit value after the step-up on the contract anniversary would stay $95,000, as the current enhanced death benefit is the greater of:

1)      $85,000 accumulation value

2)      $85,000 base Contract death benefit

3)      $95,000 enhanced death benefit immediately prior to contract anniversary

Example 2:

During the enhanced death benefit step-up period, on the contract anniversary, the accumulation value is $100,000, the base Contracts death benefit is $80,000, and the enhanced death benefit current value (prior to the step-up) is $85,000.

The enhanced death benefit after the step-up on the contract anniversary would be $100,000 the accumulation value, which is the greater of:

1)      $100,000 accumulation value

2)      $80,000 base Contract death benefit

3)      $85,000 enhanced death benefit immediately prior to contract anniversary

Example 3:

After the enhanced death benefit step-up period has ended, on the contract anniversary, the accumulation value is $185,000, the base Contract death benefit is $110,000, and the enhanced death benefit value (prior to the step-up) is $115,000.

The enhanced death benefit value would not change and stay at $115,000. In this case, the step-up in the enhanced death benefit is no longer available, since the enhanced death benefit step-up period has ended.

Effects of a Partial Withdrawal on the Enhanced Death Benefit Value Examples

Any gross partial surrender amount(s), including required minimum distributions, will reduce the enhanced death benefit value by the same proportion as the reduction to the accumulation value.

Example 1:

A contract owner takes a partial withdrawal in the amount of $10,000. At the time of the partial withdrawal, prior to the partial withdrawal, the accumulation value is $100,000 and the enhanced death benefit value is $85,000.

After the partial withdrawal, the enhanced death benefit value is $76,500, which equals;

the enhanced death benefit prior to the withdrawal times one minus the withdrawal amount divided by the accumulation value prior to the withdrawal which equals $85,000 [enhanced death benefit prior to the withdrawal] times (1 – ($10,000 [withdrawal amount] divided by $100,000 [accumulation value prior to withdrawal[)) = $76,500. The accumulation value, after the partial withdrawal, is $90,000 = $100,000 - $10,000.

Example 2:

A contract owner takes a partial withdrawal in the amount of $10,000. At the time of the Partial Withdrawal, prior to the Partial Withdrawal, the accumulation value is $100,000 and the enhanced death benefit value is $200,000.

After the partial withdrawal, the enhanced death benefit value is $180,000, which equals;

the enhanced death benefit prior to the withdrawal times one minus the withdrawal amount divided by the accumulation value prior to the withdrawal which equals  $200,000 [enhanced death benefit prior to the withdrawal] times (1 – ($10,000 [withdrawal amount] divided by $100,000 [accumulation value prior to withdrawal])). The accumulation value, after the partial withdrawal, is $90,000 = $100,000 - $10,000.

Example 3:

A contract owner takes a partial withdrawal in the amount of $10,000. At the time of the partial withdrawal, prior to the partial withdrawal, the accumulation value is $100,000 and the enhanced death benefit value is $100,000. After the partial withdrawal, the enhanced death benefit value is $90,000, which equals; the enhanced death benefit prior to the withdrawal times one minus the withdrawal amount divided by the accumulation value prior to the withdrawal which equals $100,000 [enhanced death benefit prior to the withdrawal] times (1 – ($10,000 [withdrawal amount] divided by $100,000 [accumulation value prior to withdrawal])). The accumulation value, after the partial withdrawal, is $90,000 = $100,000 - $10,000.

Effects of Additional Premium on the Enhanced Death Benefit Value Examples

Each time any additional premium is received, the Enhanced Death Benefit Endorsement value will increase by the amount of the additional premium on dollar for dollar basis. This is true even after the annual step-up period has expired.

Example 1:

During the enhanced death benefit value step-up period, a contract owner makes an additional premium payment of $10,000. At the time of the premium payment, the enhanced death benefit value is $100,000. After the additional premium payment, the enhanced death benefit value is $110,000 = $100,000 + $10,000.

Example 2:

After the enhanced death benefit value step-up period has ended, a contract owner makes an additional premium payment of $10,000. At the time of the premium payment, the enhanced death benefit value is $100,000. After the additional premium payment, the enhanced death benefit value is $110,000 = $100,000 + $10,000.

APPENDIX C – STATE VARIATIONS

Certain contract features described in this Prospectus may vary or may not be available in your state. The state in which your Contract is issued governs whether or not certain features, riders, charges or fees are available or will vary under your Contract. These variations are reflected in your Contract and in riders or endorsements to your Contract.

This Appendix C contains an overview of state specific variations.

For Contracts issued in the state of Arizona, the following variations apply:

On written request we are required to provide within reasonable time, reasonable factual information regarding the benefits and provisions of your annuity.

If for any reason you are not satisfied with the annuity, you may return the annuity within 10 days or within 30 days if you are 65 years of age or older on the date of the application and receive a refund of the full Accumulation Value plus any fees or charges deducted from the Contract as of the date the returned Contract is received by the insurer or its insurance producer, or if greater and required by state law, premiums paid as of the date the returned Contract is received by the insured or insurance producer.

For Contracts issued in the state of California, the following variations apply:

For Owners in the state of California 60 years or older – the Free Look period is a 30-day period beginning on the day you receive your Contact. Your money will be placed in a fixed account or money market fund, unless you direct that premium to be invested in an underlying stock or bond fund portfolio during that 30-day period. If you do not direct that premium be invested in a stock or bond portfolio and you return the Contract within the 30-day period, you will be entitled to a refund of the premium and Contract fees. If you do direct that the premium be invested in a stock or bond portfolio during the 30-day period and you return the Contract during that period, you will be entitled to a refund of the Contract’s account value on the day the Contract is received by the insurance company or agent who sold you this Contract which could be less that the premium you paid for the Contract, plus any Contract fee paid. A return of the Contract after 30 days may result in a substantial penalty, known as a surrender charge, if you elect the Optional Value Endorsement.

For Contracts issued in the state of Connecticut, the following variations apply:

During the right to examine period if cancellation is made prior to delivery of the Contract we will refund all premiums paid.

Also, we currently define excessive/frequent trading as:  (a) two or more “round trips” involving the same investment option within a 60-calendar day period; or (b) six or more “round trips” involving the same investment option within a twelve month period.  “Round trip” means more than one purchase and sale of the same investment option within a 60-calendar day period. We reserve the right to revise our market timing procedures as we deem necessary or appropriate to more effectively detect and prevent market timing. Any exercise of our right to delay, restrict or reject trading activity will be applied equally and in a non-discriminatory manner to all owners.

For Contracts issued in the state of Florida, the following variations apply:

The cover page of the Contract contains a clear statement that death benefit and accumulation values will reflect the investment experience of our separate account, which may cause them to increase or decrease and are not guaranteed as to the fixed dollar amount.  To obtain additional Contract information and/or to receive assistance in resolving complaints, our 800 number is listed in a bold face type. We have omitted the right to limit investment options in which premiums are invested.

For Contracts issued in the state of Illinois, the following variations apply:

The cover page of the Contract includes contact information to contact us or the Illinois Department of Insurance should you have any complaints arise regarding your annuity.

Illinois Department of Insurance Consumer Division or Public Service Section Springfield, Illinois 62767	Midland National Life Insurance Company Annuity Division P.O. Box 79907 Des Moines, Iowa 50325-0985 Toll Free Telephone: 1-877-586-0244

For Contracts issued in the state of Montana, the following variations apply:

Death proceeds will be paid within 60 days of receiving due proof of the Owner’s death. If payment is made after the first 30 days, we agree to pay interest on the death proceeds from the 30th day until the date of payment. The interest will be at an annual interest rate determined by us not to be less than the rate required by the state of Montana.

Gender will not play a role in determining payout rates; any reference to gender has been removed.

The provisions of this Contract conform to the minimum requirements of Montana law and control over any conflicting statutes of any state in which you live on or after the Contract Effective Date.

APPENDIX D – CONDENSED FINANCIAL INFORMATION

The following tables of condensed financial information show accumulation unit values for each investment option for the period since the investment option started operation.  An accumulation unit value is the unit we use to calculate the value of your interest in a subaccount.  The tables below show two sets of accumulation unit values that reflect the current level of Separate Account annual expenses available under the Contract. One set of tables reflects the lowest Annual Asset Charge of 1.15% (for the 7-Year Optional Value Endorsement) and the other set reflects the Asset Charge of 1.35% (for the base contract with no endorsement). No condensed financial information is shown for contracts with the Enhanced Death Benefit Endorsement because the endorsement was not offered prior to the date of this Prospectus. Tables reflecting the other Annual Asset Charges are included in the SAI.

Table 1 - Base Contract with 7-Year Optional Value Endorsement – 1.15% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2018)	Accumulation Unit Value at End of Period (12/31/2019)	Number of Accumulation Units at End of Period
2019
AB VPS Dynamic Asset Allocation Portfolio B	$11.91	$13.57	20,612.12
AB VPS Small Cap Growth Portfolio B	$17.96	$24.14	1,018.48
AB VPS Small/Mid Cap Value Portfolio B	$16.51	$19.58	39,917.67
Alger Capital Appreciation Portfolio Class S	$20.30	$26.74	490,028.85
ALPS | Alerian Energy Infrastructure Portfolio Class III	$6.41	$7.63	89,279.43
ALPS | Red Rocks Listed Private Equity Class III	$10.39	$14.37	17,611.76
American Century VP Balanced Fund II	$10.00	$10.66	1,419.60
American Century VP Income & Growth Fund II	$10.00	$10.73	2,177.67
American Century VP Inflation Protection Fund II	$9.06	$9.75	74,900.07
American Century VP Mid Cap Value Fund II	$16.94	$21.60	374,515.73
American Century VP Ultra Fund II	$20.00	$26.59	35,574.88
American Century VP Value Fund II	$15.75	$19.76	922,174.86
American Funds IS Asset Allocation Fund Class 4	$11.80	$14.10	812,242.93
American Funds IS Blue Chip Income and Growth Fund Class 4	$12.27	$14.68	602,755.88
American Funds IS Capital Income Builder® Class 4	$9.94	$11.56	386,444.53
American Funds IS Global Growth and Income Fund Class 4	$11.30	$14.61	158,904.33
American Funds IS Global Growth Fund Class 4	$12.10	$16.13	170,464.88
American Funds IS Global Small Capitalization Fund Class 4	$10.61	$13.77	100,613.22
American Funds IS Growth Fund Class 4	$14.54	$18.75	432,601.98
American Funds IS Growth-Income Fund Class 4	$13.14	$16.35	585,146.45
American Funds IS International Fund Class 4	$10.05	$12.19	193,136.51
American Funds IS International Growth and Income Fund Class 4	$9.24	$11.18	123,650.73
American Funds IS New World Fund® Class 4	$9.35	$11.91	872,565.53
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.02	$10.42	1,019,814.02
American Funds IS Ultra-Short Bond Fund Class 4	$9.49	$9.51	229,269.45
BlackRock 60/40 Target Allocation ETF V.I. Fund Formerly BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$10.42	$12.49	120,846.10
BlackRock Advantage Large Cap Core V.I. Fund Class III	$17.59	$22.35	9,085.26
BlackRock Basic Value V.I. Fund Class III	$15.68	$19.15	73,170.27
BlackRock Capital Appreciation V.I. Fund Class III	$19.62	$25.52	25,867.05
BlackRock Equity Dividend V.I. Fund Class III	$16.32	$20.56	129,695.06
BlackRock Global Allocation V.I. Fund Class III	$11.79	$13.72	238,162.38
BlackRock Large Cap Focus Growth V.I. Fund Class III	$20.72	$27.11	62,754.57
Calvert VP S&P 500 Index Portfolio	$17.98	$23.31	3,988.97
Calvert VP SRI Balanced Portfolio	$9.70	$11.92	31,785.40
Calvert VP SRI Mid Cap Portfolio	$14.84	$19.27	45,911.16
ClearBridge Variable Aggressive Growth Portfolio Class II	$9.57	$11.80	16,432.31
ClearBridge Variable Dividend Strategy Portfolio Class II	$16.38	$21.27	192,870.43
ClearBridge Variable Large Cap Growth II	$10.78	$14.05	212,408.53
ClearBridge Variable Mid Cap Portfolio Class II	$15.43	$20.24	113,953.50
ClearBridge Variable Small Cap Growth Portfolio Class II	$18.15	$22.70	39,827.47
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$14.20	$18.65	50,378.06
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$12.91	$15.79	104,551.69
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$10.76	$11.92	185,759.56
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$11.21	$12.91	85,417.74
Columbia Variable Portfolio - Select Large-Cap Value Fund Class 2	$9.68	$12.10	16,034.07
Columbia Variable Portfolio - Seligman Global Tech Fund Class 2	$9.80	$15.01	49,530.81
Columbia Variable Portfolio - Strategic Income Fund Class 2 (added 5/1/2020)	-	-	-
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2	$10.01	$10.54	5,490.80
Delaware VIP Covered Call Strategy Series Formerly First Investors Life Series Covered Call Strategy Fund	$9.33	$11.19	2,815.93
Delaware VIP International Series Formerly First Investors Life Series International Fund	$11.31	$13.97	25,680.76
Delaware VIP Opportunity Series Formerly First Investors Life Series Opportunity Fund	$10.52	$13.54	383,808.08
Delaware VIP Total Return Series Formerly First Investors Life Series Total Return Fund	$11.35	$13.34	1,221.20
DWS Alternative Asset Allocation VIP-B	$9.47	$10.70	39,513.73
DWS CROCI® U.S. VIP-B	$13.06	$17.10	4,481.72
DWS Equity 500 Index VIP-B	$17.70	$22.87	307,350.61
DWS Global Small Cap VIP-B	$11.80	$14.12	9,300.23
DWS Small Cap Index VIP-B	$15.76	$19.46	55,688.30
DWS Small Mid Cap Value VIP-B	$13.87	$16.59	92,021.28
Eaton Vance VT Floating-Rate Income Fund	$11.24	$11.90	376,078.59
Federated Hermes High Income Bond II, Service Formerly Federated High Income Bond II, Service	$10.00	$10.39	0.00
Federated Hermes Kaufmann Fund II, Service Formerly Federated Kaufmann Fund II, Service	$10.00	$10.92	16,946.17
Federated Hermes Managed Volatility II, Service Formerly Federated Managed Volatility II, Service	$10.00	$10.72	1,064.92
Fidelity® VIP Contrafund® Portfolio Service Class 2	$17.34	$22.51	220,617.82
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$10.82	$13.82	68,592.55
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$12.64	$14.71	119,466.01
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$13.83	$16.74	76,427.37
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$14.84	$18.51	10,434.63
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.37	$9.43	85,184.18
Fidelity® VIP Growth Opportunities Portfolio Service Class 2	$10.00	$10.95	73,830.48
Fidelity® VIP High Income Portfolio Service Class 2	$12.02	$13.64	97,951.91
Fidelity® VIP International Capital Appreciation Portfolio Service Class 2 (added 5/1/2020)	-	-	-
Fidelity® VIP Mid Cap Portfolio Service Class 2	$15.27	$18.59	218,715.14
Fidelity® VIP Overseas Portfolio Service Class 2	$12.50	$15.75	23,703.70
Fidelity® VIP Real Estate Portfolio Service Class 2	$14.29	$17.37	314,684.15
Fidelity® VIP Strategic Income Portfolio Service Class 2	$11.23	$12.28	171,286.62
Fidelity® VIP Value Strategies Portfolio Service Class 2	$14.74	$19.54	53,247.49
Franklin Income VIP Fund Class 2	$12.51	$14.35	371,149.76
Franklin Mutual Global Discovery VIP Fund Class 2	$13.19	$16.22	100,545.14
Franklin Mutual Shares VIP Fund Class 2	$14.61	$17.70	88,548.82
Franklin Rising Dividends VIP Fund Class 2	$17.76	$22.69	217,993.09
Guggenheim VIF Global Managed Futures Strategy Fund	$8.07	$8.63	11,344.01
Guggenheim VIF Long Short Equity Fund	$11.24	$11.72	18,441.51
Guggenheim VIF Multi-Hedge Strategies Fund	$9.88	$10.25	56,262.36
Guggenheim VIF Small Cap Value Series Q	$13.74	$16.65	49,318.93
Invesco Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class Formerly Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$13.08	$17.98	38,540.89
Invesco Oppenheimer Global Fund/VA Service Class Formerly Oppenheimer Global Fund/VA Service Class	$11.44	$14.86	71,730.50
Invesco Oppenheimer International Growth Fund/VA Service Class Formerly Oppenheimer International Growth Fund/VA Service Class	$9.02	$11.41	261,148.94
Invesco Oppenheimer Main Street Fund/VA Service Class Formerly Oppenheimer Main Street Fund/VA Service Class	$11.73	$15.78	81,774.39
Invesco Oppenheimer Main Street Small Cap Fund/VA Service Class Formerly Oppenheimer Main Street Small Cap Fund/VA Service Class	$12.12	$14.63	102,650.64
Invesco Oppenheimer Total Return Bond Fund/VA Service Class Formerly Oppenheimer Total Return Bond Fund/VA Service Class	$10.34	$11.17	52,105.59
Ivy VIP Asset Strategy	$11.42	$13.75	48,802.03
Ivy VIP Balanced	$13.49	$16.29	119,206.42
Ivy VIP Energy	$5.71	$5.84	52,551.71
Ivy VIP Global Bond	$10.35	$11.20	25,225.09
Ivy VIP Global Equity Income	$14.55	$17.71	23,205.04
Ivy VIP Global Growth	$13.80	$17.19	26,294.79
Ivy VIP Growth	$20.79	$28.07	38,785.17
Ivy VIP High Income	$11.31	$12.43	317,229.20
Ivy VIP International Core Equity	$12.01	$14.09	209,493.67
Ivy VIP Mid Cap Growth	$16.59	$22.63	126,818.50
Ivy VIP Natural Resources	$5.87	$6.36	30,851.61
Ivy VIP Science and Technology	$19.99	$29.54	118,151.39
Ivy VIP Small Cap Core	$17.34	$21.31	175,130.86
Ivy VIP Small Cap Growth	$15.11	$18.43	84,179.73
Janus Henderson Balanced Portfolio Service Shares	$15.54	$18.78	364,669.80
Janus Henderson Enterprise Portfolio Service Shares	$16.93	$22.63	226,828.28
Janus Henderson Flexible Bond Portfolio Service Shares	$10.56	$11.40	191,300.25
Janus Henderson Global Research Portfolio Service Shares	$15.43	$19.64	22,820.65
Janus Henderson Global Technology and Innovation Portfolio Service Shares Formerly Janus Henderson Global Technology Portfolio Service Shares	$24.44	$34.99	40,773.27
Janus Henderson Mid Cap Value Portfolio Service Shares	$14.22	$18.29	59,356.62
Janus Henderson Overseas Portfolio Service Shares	$8.00	$10.02	11,095.30
Janus Henderson Research Portfolio Service Shares	$18.41	$24.61	5,676.05
John Hancock VIT Financial Industries Trust Series II	$8.37	$10.88	12,262.45
John Hancock VIT Fundamental All Cap Core Trust Series II	$8.77	$11.81	0.00
John Hancock VIT Select Bond Trust Series II	$10.09	$10.85	6,698.96
John Hancock VIT Strategic Income Opportunities Trust Series II	$9.50	$10.40	3,017.88
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$13.25	$15.42	29,658.64
Lazard Retirement International Equity Portfolio Service Shares	$11.60	$13.88	2,059.85
Lord Abbett Series Fund Bond Debenture Portfolio VC	$12.38	$13.88	401,302.52
Lord Abbett Series Fund Developing Growth Portfolio VC	$17.53	$22.83	34,008.12
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$15.77	$18.94	38,874.26
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.22	$10.61	470,106.23
MFS VIT II Blended Research Core Equity Portfolio Service Class	$11.15	$14.21	27,443.69
MFS VIT II Corporate Bond Portfolio Service Class	$10.68	$12.08	85,850.41
MFS VIT II Emerging Markets Equity Portfolio Service Class	$9.62	$11.43	73,588.28
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.94	$13.49	25,961.66
MFS VIT II International Value Portfolio Service Class	$16.32	$20.27	260,243.19
MFS VIT II Technology Portfolio Service Class	$22.75	$30.56	48,537.18
MFS VIT III Global Real Estate Service Class	$10.00	$10.94	12,363.16
MFS VIT New Discovery Portfolio Service Class	$16.44	$22.96	37,450.15
MFS VIT Utilities Portfolio Service Class	$14.84	$18.30	239,408.03
PIMCO All Asset Portfolio Advisor Class	$10.97	$12.12	45,491.44
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$4.62	$5.08	312,492.37
PIMCO Dynamic Bond Portfolio Advisor Class	$10.38	$10.76	57,317.70
PIMCO Emerging Markets Bond Portfolio Advisor Class	$11.23	$12.73	32,896.36
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$10.07	$11.64	690.04
PIMCO High Yield Portfolio Advisor Class	$12.49	$14.15	66,812.57
PIMCO Income Portfolio Advisor Class	$10.04	$10.77	173,762.81
PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class	$10.74	$11.35	21,864.48
PIMCO Low Duration Portfolio Advisor Class	$9.92	$10.20	480,739.94
PIMCO Real Return Portfolio Advisor Class	$9.41	$10.08	508,361.37
PIMCO Short-Term Portfolio Advisor Class	$10.13	$10.29	1,009,678.96
PIMCO Total Return Portfolio Advisor Class	$10.75	$11.50	405,668.26
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class	$9.43	$9.88	14,613.15
Pioneer Bond VCT Portfolio Class II	$11.11	$11.96	1,063,790.93
Pioneer Equity Income VCT Portfolio Class II	$17.45	$21.61	145,814.19
Pioneer Fund VCT Portfolio Class II	$17.90	$23.18	12,493.01
Pioneer High Yield VCT Portfolio Class II	$12.34	$13.94	26,040.55
Pioneer Strategic Income VCT Portfolio Class II	$11.19	$12.11	301,038.72
Power Dividend Index VIT Fund Class 1	$9.72	$9.33	36,524.30
Power Income VIT Fund Class 2	$9.63	$10.25	3,375.96
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$16.30	$20.69	0.00
Prudential Series Fund Natural Resources Portfolio Class II	$4.95	$5.39	39,013.97
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$15.02	$20.37	8,578.68
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$11.70	$13.36	5,756.58
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.00	$11.78	15,329.89
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.36	$15.64	208,907.19
Rydex VIF Biotechnology Fund	$18.56	$22.88	111,765.91
Rydex VIF S&P 500 Pure Growth Fund	$18.26	$22.85	67,406.96
Rydex VIF S&P MidCap 400 Pure Growth Fund	$13.05	$14.89	53,577.85
T. Rowe Price Blue Chip Growth Portfolio-II	$13.26	$16.99	614,607.73
T. Rowe Price Health Sciences Portfolio-II	$10.06	$12.80	391,686.73
Templeton Developing Markets Fund Class 2	$9.31	$11.66	37,098.22
Templeton Foreign VIP Fund Class 2	$10.59	$11.78	892,189.97
Templeton Global Bond VIP Fund Class 2	$10.50	$10.59	857,071.35
VanEck VIP Global Hard Assets Fund S	$5.47	$6.03	156,430.26
Western Asset Core Bond Plus Portfolio Class II	$10.19	$11.27	1,174,846.07
Western Asset Variable Global High Yield Bond Portfolio Class II	$12.02	$13.55	39,165.18

Table 2 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2018)	Accumulation Unit Value at End of Period (12/31/2019)	Number of Accumulation Units at End of Period
2019
AB VPS Dynamic Asset Allocation Portfolio B	$11.81	$13.43	183,187.68
AB VPS Small Cap Growth Portfolio B	$17.80	$23.88	1,851.96
AB VPS Small/Mid Cap Value Portfolio B	$16.37	$19.36	96,072.14
Alger Capital Appreciation Portfolio Class S	$20.13	$26.46	1,067,778.31
ALPS | Alerian Energy Infrastructure Portfolio Class III	$6.35	$7.54	128,680.48
ALPS | Red Rocks Listed Private Equity Class III	$10.32	$14.24	84,492.65
American Century VP Balanced Fund II	$10.00	$10.64	32,133.65
American Century VP Income & Growth Fund II	$10.00	$10.71	23,862.75
American Century VP Inflation Protection Fund II	$8.98	$9.64	162,275.45
American Century VP Mid Cap Value Fund II	$16.79	$21.37	873,493.47
American Century VP Ultra Fund II	$19.83	$26.30	71,401.84
American Century VP Value Fund II	$15.61	$19.55	1,927,958.77
American Funds IS Asset Allocation Fund Class 4	$11.69	$13.95	2,921,328.18
American Funds IS Blue Chip Income and Growth Fund Class 4	$12.16	$14.53	1,425,468.17
American Funds IS Capital Income Builder® Class 4	$9.86	$11.44	1,057,629.62
American Funds IS Global Growth and Income Fund Class 4	$11.21	$14.45	551,089.30
American Funds IS Global Growth Fund Class 4	$11.99	$15.96	506,456.56
American Funds IS Global Small Capitalization Fund Class 4	$10.52	$13.62	219,633.36
American Funds IS Growth Fund Class 4	$14.41	$18.54	1,013,450.54
American Funds IS Growth-Income Fund Class 4	$13.03	$16.18	1,496,366.63
American Funds IS International Fund Class 4	$9.96	$12.06	402,721.70
American Funds IS International Growth and Income Fund Class 4	$9.16	$11.06	452,177.57
American Funds IS New World Fund® Class 4	$9.27	$11.78	1,577,602.15
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$9.93	$10.31	357,485.75
American Funds IS Ultra-Short Bond Fund Class 4	$9.41	$9.41	877,581.45
BlackRock 60/40 Target Allocation ETF V.I. Fund Formerly BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$10.33	$12.35	143,464.52
BlackRock Advantage Large Cap Core V.I. Fund Class III	$17.43	$22.11	21,380.24
BlackRock Basic Value V.I. Fund Class III	$15.54	$18.94	97,951.95
BlackRock Capital Appreciation V.I. Fund Class III	$19.45	$25.24	10,334.11
BlackRock Equity Dividend V.I. Fund Class III	$16.18	$20.34	638,698.78
BlackRock Global Allocation V.I. Fund Class III	$11.69	$13.58	831,946.82
BlackRock Large Cap Focus Growth V.I. Fund Class III	$20.54	$26.82	141,352.41
Calvert VP S&P 500 Index Portfolio	$17.82	$23.06	15,661.87
Calvert VP SRI Balanced Portfolio	$9.69	$11.88	49,687.45
Calvert VP SRI Mid Cap Portfolio	$14.71	$19.06	67,851.08
ClearBridge Variable Aggressive Growth Portfolio Class II	$9.51	$11.70	72,777.96
ClearBridge Variable Dividend Strategy Portfolio Class II	$16.23	$21.04	853,272.47
ClearBridge Variable Large Cap Growth II	$10.75	$13.99	726,654.42
ClearBridge Variable Mid Cap Portfolio Class II	$15.30	$20.02	303,957.12
ClearBridge Variable Small Cap Growth Portfolio Class II	$17.99	$22.46	122,083.33
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$9.98	$18.45	141,299.54
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$14.08	$15.62	152,912.98
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$12.80	$11.79	414,056.58
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$10.66	$12.77	272,353.02
Columbia Variable Portfolio - Select Large-Cap Value Fund Class 2	$11.11	$12.04	94,017.17
Columbia Variable Portfolio - Seligman Global Tech Fund Class 2	$9.65	$14.94	110,455.20
Columbia Variable Portfolio - Strategic Income Fund Class 2 (added 5/1/2020)	-	-	-
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2	$9.77	$10.49	60,292.20
Delaware VIP Covered Call Strategy Series Formerly First Investors Life Series Covered Call Strategy Fund	$9.30	$11.14	6,155.84
Delaware VIP International Series Formerly First Investors Life Series International Fund	$11.21	$13.81	75,980.11
Delaware VIP Opportunity Series Formerly First Investors Life Series Opportunity Fund	$10.43	$13.39	496,209.27
Delaware VIP Total Return Series Formerly First Investors Life Series Total Return Fund	$11.25	$13.20	29,973.01
DWS Alternative Asset Allocation VIP-B	$9.38	$10.58	96,737.64
DWS CROCI® U.S. VIP-B	$12.94	$16.92	11,188.66
DWS Equity 500 Index VIP-B	$17.55	$22.62	907,117.61
DWS Global Small Cap VIP-B	$11.69	$13.97	20,061.92
DWS Small Cap Index VIP-B	$15.62	$19.25	214,239.67
DWS Small Mid Cap Value VIP-B	$13.75	$16.41	208,918.88
Eaton Vance VT Floating-Rate Income Fund	$11.14	$11.77	1,665,269.86
Federated Hermes High Income Bond II, Service Formerly Federated High Income Bond II, Service	$10.00	$10.37	17,900.84
Federated Hermes Kaufmann Fund II, Service Formerly Federated Kaufmann Fund II, Service	$10.00	$10.91	45,869.43
Federated Hermes Managed Volatility II, Service Formerly Federated Managed Volatility II, Service	$10.00	$10.71	1,360.06
Fidelity® VIP Contrafund® Portfolio Service Class 2	$17.19	$22.26	624,892.02
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$10.73	$13.67	218,489.17
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$12.53	$14.55	212,593.93
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$13.71	$16.56	112,012.40
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$14.71	$18.31	28,778.56
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.29	$9.33	319,474.96
Fidelity® VIP Growth Opportunities Portfolio Service Class 2	$10.00	$10.94	39,902.53
Fidelity® VIP High Income Portfolio Service Class 2	$11.91	$13.49	193,553.19
Fidelity® VIP International Capital Appreciation Portfolio Service Class 2 (added 5/1/2020)	-	-	-
Fidelity® VIP Mid Cap Portfolio Service Class 2	$15.14	$18.39	367,526.04
Fidelity® VIP Overseas Portfolio Service Class 2	$12.39	$15.58	41,038.52
Fidelity® VIP Real Estate Portfolio Service Class 2	$14.17	$17.18	782,339.08
Fidelity® VIP Strategic Income Portfolio Service Class 2	$11.13	$12.15	736,588.63
Fidelity® VIP Value Strategies Portfolio Service Class 2	$14.61	$19.33	114,457.45
Franklin Income VIP Fund Class 2	$12.40	$14.20	1,216,546.99
Franklin Mutual Global Discovery VIP Fund Class 2	$13.08	$16.04	331,906.08
Franklin Mutual Shares VIP Fund Class 2	$14.48	$17.51	299,876.14
Franklin Rising Dividends VIP Fund Class 2	$17.60	$22.44	683,459.95
Guggenheim VIF Global Managed Futures Strategy Fund	$8.00	$8.53	29,261.22
Guggenheim VIF Long Short Equity Fund	$11.14	$11.60	36,608.11
Guggenheim VIF Multi-Hedge Strategies Fund	$9.79	$10.14	140,464.02
Guggenheim VIF Small Cap Value Series Q	$13.62	$16.47	114,077.63
Invesco Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class Formerly Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$12.97	$17.78	91,825.79
Invesco Oppenheimer Global Fund/VA Service Class Formerly Oppenheimer Global Fund/VA Service Class	$11.34	$14.70	239,969.33
Invesco Oppenheimer International Growth Fund/VA Service Class Formerly Oppenheimer International Growth Fund/VA Service Class	$8.94	$11.29	674,358.23
Invesco Oppenheimer Main Street Fund/VA Service Class Formerly Oppenheimer Main Street Fund/VA Service Class	$11.63	$15.61	358,570.75
Invesco Oppenheimer Main Street Small Cap Fund/VA Service Class Formerly Oppenheimer Main Street Small Cap Fund/VA Service Class	$12.01	$14.47	208,081.87
Invesco Oppenheimer Total Return Bond Fund/VA Service Class Formerly Oppenheimer Total Return Bond Fund/VA Service Class	$10.25	$11.05	172,256.71
Ivy VIP Asset Strategy	$11.32	$13.60	286,469.26
Ivy VIP Balanced	$13.37	$16.11	373,775.82
Ivy VIP Energy	$5.66	$5.78	185,566.83
Ivy VIP Global Bond	$10.26	$11.08	73,129.40
Ivy VIP Global Equity Income	$14.42	$17.52	45,723.05
Ivy VIP Global Growth	$13.68	$17.00	22,239.78
Ivy VIP Growth	$20.60	$27.76	83,641.24
Ivy VIP High Income	$11.21	$12.30	776,364.12
Ivy VIP International Core Equity	$11.90	$13.94	318,627.93
Ivy VIP Mid Cap Growth	$16.45	$22.38	178,392.51
Ivy VIP Natural Resources	$5.82	$6.29	104,168.09
Ivy VIP Science and Technology	$19.81	$29.22	230,231.42
Ivy VIP Small Cap Core	$17.19	$21.08	365,097.59
Ivy VIP Small Cap Growth	$14.98	$18.23	239,209.77
Janus Henderson Balanced Portfolio Service Shares	$15.40	$18.58	1,778,245.26
Janus Henderson Enterprise Portfolio Service Shares	$16.79	$22.38	811,014.40
Janus Henderson Flexible Bond Portfolio Service Shares	$10.46	$11.28	347,022.79
Janus Henderson Global Research Portfolio Service Shares	$15.30	$19.43	25,123.87
Janus Henderson Global Technology and Innovation Portfolio Service Shares Formerly Janus Henderson Global Technology Portfolio Service Shares	$24.22	$34.61	111,274.88
Janus Henderson Mid Cap Value Portfolio Service Shares	$14.10	$18.09	121,582.11
Janus Henderson Overseas Portfolio Service Shares	$7.93	$9.91	35,218.15
Janus Henderson Research Portfolio Service Shares	$18.25	$24.34	16,285.14
John Hancock VIT Financial Industries Trust Series II	$8.35	$10.84	23,608.00
John Hancock VIT Fundamental All Cap Core Trust Series II	$8.76	$11.77	5,833.72
John Hancock VIT Select Bond Trust Series II	$10.08	$10.81	7,997.54
John Hancock VIT Strategic Income Opportunities Trust Series II	$9.49	$10.37	24,200.00
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$13.13	$15.26	55,994.55
Lazard Retirement International Equity Portfolio Service Shares	$11.50	$13.73	72,634.06
Lord Abbett Series Fund Bond Debenture Portfolio VC	$12.27	$13.73	1,188,303.36
Lord Abbett Series Fund Developing Growth Portfolio VC	$17.37	$22.59	91,183.88
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$15.63	$18.74	50,671.62
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.15	$10.52	1,338,395.04
MFS VIT II Blended Research Core Equity Portfolio Service Class	$11.08	$14.08	99,637.31
MFS VIT II Corporate Bond Portfolio Service Class	$10.58	$11.95	197,527.99
MFS VIT II Emerging Markets Equity Portfolio Service Class	$9.54	$11.31	221,786.59
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.83	$13.34	73,273.33
MFS VIT II International Value Portfolio Service Class	$16.18	$20.05	453,426.53
MFS VIT II Technology Portfolio Service Class	$22.55	$30.23	90,240.78
MFS VIT III Global Real Estate Service Class	$10.00	$10.93	18,480.51
MFS VIT New Discovery Portfolio Service Class	$16.29	$22.71	104,764.22
MFS VIT Utilities Portfolio Service Class	$14.71	$18.11	352,136.07
PIMCO All Asset Portfolio Advisor Class	$10.88	$11.99	289,778.11
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$4.58	$5.03	725,879.33
PIMCO Dynamic Bond Portfolio Advisor Class	$10.31	$10.66	177,517.86
PIMCO Emerging Markets Bond Portfolio Advisor Class	$11.13	$12.59	105,653.13
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.98	$11.51	48,784.69
PIMCO High Yield Portfolio Advisor Class	$12.38	$14.00	503,378.67
PIMCO Income Portfolio Advisor Class	$10.01	$10.72	2,867,254.38
PIMCO Low Duration Portfolio Advisor Class	$9.84	$10.09	1,857,094.94
PIMCO Real Return Portfolio Advisor Class	$9.33	$9.97	1,512,410.07
PIMCO Short-Term Portfolio Advisor Class	$10.05	$10.18	3,248,482.37
PIMCO Total Return Portfolio Advisor Class	$10.65	$11.38	2,744,038.16
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class	$9.34	$9.77	21,212.33
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class	$10.66	$11.25	149,846.14
Pioneer Bond VCT Portfolio Class II	$11.01	$11.83	2,717,739.90
Pioneer Equity Income VCT Portfolio Class II	$17.30	$21.37	449,407.58
Pioneer Fund VCT Portfolio Class II	$17.74	$22.93	17,415.52
Pioneer High Yield VCT Portfolio Class II	$12.23	$13.79	63,009.99
Pioneer Strategic Income VCT Portfolio Class II	$11.09	$11.98	768,716.24
Power Dividend Index VIT Fund Class 1	$9.69	$9.29	842,861.22
Power Income VIT Fund Class 2	$9.54	$10.14	74,055.28
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$16.16	$20.47	19,300.29
Prudential Series Fund Natural Resources Portfolio Class II	$4.90	$5.33	125,424.70
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$14.89	$20.15	9,711.19
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$11.59	$13.21	26,741.80
Royce Capital Fund - Micro-Cap Portfolio Service Class	$9.91	$11.65	25,117.95
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.24	$15.47	359,098.07
Rydex VIF Biotechnology Fund	$18.40	$22.63	144,981.26
Rydex VIF S&P 500 Pure Growth Fund	$18.10	$22.61	111,278.73
Rydex VIF S&P MidCap 400 Pure Growth Fund	$12.94	$14.73	49,530.18
T. Rowe Price Blue Chip Growth Portfolio-II	$13.17	$16.84	1,655,451.16
T. Rowe Price Health Sciences Portfolio-II	$10.00	$12.68	740,065.97
Templeton Developing Markets Fund Class 2	$9.23	$11.54	284,275.08
Templeton Foreign VIP Fund Class 2	$10.50	$11.65	2,211,673.08
Templeton Global Bond VIP Fund Class 2	$10.41	$10.48	2,038,516.32
VanEck VIP Global Hard Assets Fund S	$5.42	$5.96	90,967.28
Western Asset Core Bond Plus Portfolio Class II	$10.12	$11.17	4,661,790.41
Western Asset Variable Global High Yield Bond Portfolio Class II	$11.91	$13.40	49,713.80

Table 1 - Base Contract with 7-Year Optional Value Endorsement – 1.15% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2017)	Accumulation Unit Value at End of Period (12/31/2018)	Number of Accumulation Units at End of Period
2018
AB VPS Dynamic Asset Allocation Portfolio B	$13.01	$11.91	20,711.10
AB VPS Small Cap Growth Portfolio B	$18.37	$17.96	775.99
AB VPS Small/Mid Cap Value Portfolio B	$19.72	$16.51	34,210.24
Alger Capital Appreciation Portfolio Class S	$20.62	$20.30	517,253.13
ALPS | Alerian Energy Infrastructure Portfolio Class III	$8.00	$6.41	112,722.06
ALPS | Red Rocks Listed Private Equity Class III	$12.02	$10.39	12,456.94
American Century VP Inflation Protection Fund II	$9.43	$9.06	50,363.47
American Century VP Mid Cap Value Fund II	$19.69	$16.94	314,304.09
American Century VP Ultra Fund II	$20.11	$20.00	46,146.61
American Century VP Value Fund II	$17.56	$15.75	877,365.06
American Funds IS Asset Allocation Fund Class 4	$12.54	$11.80	802,623.81
American Funds IS Blue Chip Income and Growth Fund Class 4	$13.63	$12.27	533,557.27
American Funds IS Capital Income Builder® Class 4	$10.85	$9.94	351,383.47
American Funds IS Global Growth and Income Fund Class 4	$12.69	$11.30	175,462.50
American Funds IS Global Growth Fund Class 4	$13.48	$12.10	124,134.68
American Funds IS Global Small Capitalization Fund Class 4	$12.04	$10.61	102,838.38
American Funds IS Growth Fund Class 4	$14.78	$14.54	403,597.26
American Funds IS Growth-Income Fund Class 4	$13.58	$13.14	555,944.36
American Funds IS International Fund Class 4	$11.74	$10.05	211,438.48
American Funds IS International Growth and Income Fund Class 4	$10.56	$9.24	104,574.51
American Funds IS New World Fund® Class 4	$11.03	$9.35	833,906.02
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.09	$10.02	707,741.15
American Funds IS Ultra-Short Bond Fund Class 4	$9.49	$9.49	241,669.87
BlackRock Advantage Large Cap Core V.I. Fund Class III	$18.83	$17.59	18,837.87
BlackRock Basic Value V.I. Fund Class III	$17.26	$15.68	78,685.43
BlackRock Capital Appreciation V.I. Fund Class III	$19.44	$19.62	33,101.38
BlackRock Equity Dividend V.I. Fund Class III	$17.83	$16.32	119,401.06
BlackRock Global Allocation V.I. Fund Class III	$12.91	$11.79	279,876.54
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$11.12	$10.42	28,460.68
BlackRock Large Cap Focus Growth V.I. Fund Class III	$20.40	$20.72	34,231.54
Calvert VP S&P 500 Index Portfolio	$19.09	$17.98	4,617.22
Calvert VP SRI Balanced Portfolio (Added May 1, 2018)	$10.00	$9.70	21,499.30
Calvert VP SRI Mid Cap Portfolio	$15.71	$14.84	39,163.85
ClearBridge Variable Aggressive Growth Portfolio Class II	$10.59	$9.57	13,185.93
ClearBridge Variable Dividend Strategy Portfolio Class II	$17.44	$16.38	169,913.10
ClearBridge Variable Large Cap Growth II	$10.93	$10.78	162,321.30
ClearBridge Variable Mid Cap Portfolio Class II	$17.91	$15.43	105,687.84
ClearBridge Variable Small Cap Growth Portfolio Class II	$17.79	$18.15	24,273.84
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$15.81	$14.20	47,808.24
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$13.89	$12.91	83,146.03
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$11.75	$10.76	194,247.14
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$11.81	$11.21	91,836.65
Columbia Variable Portfolio Select Large-Cap Value Fund Class 2	$11.18	$9.68	14,568.73
Columbia Variable Portfolio Seligman Global Tech Fund Class 2	$10.82	$9.80	18,792.01
Columbia Variable Portfolio US Government Mortgage Fund Class 2	$9.97	$10.01	110.02
DWS Alternative Asset Allocation VIP-B	$10.56	$9.47	57,956.21
DWS CROCI® U.S. VIP-B	$14.79	$13.06	4,558.87
DWS Equity 500 Index VIP-B	$18.84	$17.70	270,362.02
DWS Global Small Cap VIP-B	$15.06	$11.80	6,785.29
DWS Small Cap Index VIP-B	$18.00	$15.76	55,166.58
DWS Small Mid Cap Value VIP-B	$16.77	$13.87	91,027.43
Eaton Vance VT Floating-Rate Income Fund	$11.38	$11.24	328,056.96
Fidelity® VIP Contrafund® Portfolio Service Class 2	$18.79	$17.34	202,305.87
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$13.38	$10.82	64,511.28
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$13.52	$12.64	110,750.52
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$15.15	$13.83	77,831.66
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$16.52	$14.84	20,527.14
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.35	$9.37	31,938.95
Fidelity® VIP High Income Portfolio Service Class 2	$12.62	$12.02	53,042.53
Fidelity® VIP Mid Cap Portfolio Service Class 2	$18.13	$15.27	204,329.82
Fidelity® VIP Overseas Portfolio Service Class 2	$14.88	$12.50	24,661.60
Fidelity® VIP Real Estate Portfolio Service Class 2	$15.46	$14.29	286,534.22
Fidelity® VIP Strategic Income Portfolio Service Class 2	$11.69	$11.23	171,076.06
Fidelity® VIP Value Strategies Portfolio Service Class 2	$18.07	$14.74	57,045.91
First Investors Life Series Covered Call Strategy Fund	$10.48	$9.33	2,788.41
First Investors Life Series International Fund	$13.02	$11.31	27,496.68
First Investors Life Series Opportunity Fund	$12.58	$10.52	419,513.79
First Investors Life Series Total Return Fund	$12.44	$11.35	1,600.80
Franklin Income VIP Fund Class 2	$13.22	$12.51	357,605.32
Franklin Mutual Global Discovery VIP Fund Class 2	$15.03	$13.19	103,468.04
Franklin Mutual Shares VIP Fund Class 2	$16.25	$14.61	89,583.14
Franklin Rising Dividends VIP Fund Class 2	$18.92	$17.76	214,686.09
Guggenheim VIF Global Managed Futures Strategy Fund	$8.97	$8.07	11,478.85
Guggenheim VIF Long Short Equity Fund	$13.06	$11.24	15,912.56
Guggenheim VIF Multi-Hedge Strategies Fund	$10.52	$9.88	60,910.67
Guggenheim VIF Small Cap Value Series Q	$15.91	$13.74	48,520.90
Ivy VIP Asset Strategy	$12.22	$11.42	52,153.93
Ivy VIP Balanced	$14.11	$13.49	118,980.74
Ivy VIP Energy	$8.77	$5.71	51,536.66
Ivy VIP Global Bond	$10.49	$10.35	31,545.70
Ivy VIP Global Equity Income	$16.66	$14.55	23,923.48
Ivy VIP Global Growth	$14.90	$13.80	18,536.28
Ivy VIP Growth	$20.56	$20.79	39,150.91
Ivy VIP High Income	$11.69	$11.31	300,072.88
Ivy VIP International Core Equity	$14.78	$12.01	221,987.66
Ivy VIP Mid Cap Growth	$16.80	$16.59	114,241.66
Ivy VIP Natural Resources	$7.74	$5.87	19,327.31
Ivy VIP Science and Technology	$21.34	$19.99	111,940.96
Ivy VIP Small Cap Core	$19.60	$17.34	163,614.85
Ivy VIP Small Cap Growth	$15.94	$15.11	61,549.08
Janus Henderson Balanced Portfolio Service Shares	$15.65	$15.54	231,473.77
Janus Henderson Enterprise Portfolio Service Shares	$17.25	$16.93	196,400.30
Janus Henderson Flexible Bond Portfolio Service Shares	$10.82	$10.56	144,544.35
Janus Henderson Global Research Portfolio Service Shares	$16.80	$15.43	14,425.91
Janus Henderson Global Technology Portfolio Service Shares	$24.50	$24.44	36,590.26
Janus Henderson Global Unconstrained Bond Portfolio Service Shares	$10.07	$9.58	10,352.47
Janus Henderson Mid Cap Value Portfolio Service Shares	$16.70	$14.22	59,797.82
Janus Henderson Overseas Portfolio Service Shares	$9.53	$8.00	11,382.14
Janus Henderson Research Portfolio Service Shares	$19.17	$18.41	8,888.24
John Hancock VIT Financial Industries Trust Series II (Added May 1, 2018)	$10.00	$8.37	6,158.33
John Hancock VIT Fundamental All Cap Core Trust Series II (Added May 1, 2018)	$10.00	$8.77	0.00
John Hancock VIT Select Bond Trust Series II (Added May 1, 2018)	$10.00	$10.09	0.00
John Hancock VIT Strategic Income Opportunities Trust Series II (Added May 1, 2018)	$10.00	$9.50	3,017.88
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$14.34	$13.25	32,994.36
Lazard Retirement International Equity Portfolio Service Shares	$13.63	$11.60	2,435.62
Lord Abbett Series Fund Bond Debenture Portfolio VC	$13.05	$12.38	396,530.37
Lord Abbett Series Fund Developing Growth Portfolio VC	$16.91	$17.53	50,034.17
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$17.37	$15.77	42,619.16
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.22	$10.22	282,838.46
MFS VIT II Blended Research Core Equity Portfolio Service Class	$12.26	$11.15	27,824.42
MFS VIT II Corporate Bond Portfolio Service Class	$11.17	$10.68	73,483.67
MFS VIT II Emerging Markets Equity Portfolio Service Class	$11.34	$9.62	65,824.87
MFS VIT II Global Tactical Allocation Portfolio Service Class	$12.69	$11.94	27,939.53
MFS VIT II International Value Portfolio Service Class	$18.29	$16.32	230,901.83
MFS VIT II Technology Portfolio Service Class	$22.67	$22.75	51,050.55
MFS VIT New Discovery Portfolio Service Class	$16.92	$16.44	30,684.60
MFS VIT Utilities Portfolio Service Class	$14.89	$14.84	190,419.31
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$14.12	$13.08	25,052.67
Oppenheimer Global Fund/VA Service Class	$13.36	$11.44	92,875.36
Oppenheimer International Growth Fund/VA Service Class	$11.34	$9.02	175,552.96
Oppenheimer Main Street Fund/VA Service Class	$13.26	$11.73	107,143.63
Oppenheimer Main Street Small Cap Fund/VA Service Class	$13.34	$12.12	72,307.94
Oppenheimer Total Return Bond Fund/VA Service Class	$10.60	$10.34	44,299.42
PIMCO All Asset Portfolio Advisor Class	$11.74	$10.97	60,415.71
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$5.44	$4.62	336,342.80
PIMCO Dynamic Bond Portfolio Advisor Class Formerly PIMCO VIT Unconstrained Bond Portfolio Advisor Class	$10.40	$10.38	54,347.75
PIMCO Emerging Markets Bond Portfolio Advisor Class	$11.94	$11.23	34,079.19
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$10.79	$10.07	687.39
PIMCO High Yield Portfolio Advisor Class	$12.99	$12.49	58,722.15
PIMCO Income Portfolio Advisor Class	$10.13	$10.04	76,436.13
PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class Formerly PIMCO VIT Foreign Bond (USD-Hedged) Portfolio	$10.65	$10.74	20,582.04
PIMCO Low Duration Portfolio Advisor Class	$10.02	$9.92	476,047.99
PIMCO Real Return Portfolio Advisor Class	$9.74	$9.41	493,556.19
PIMCO Short-Term Portfolio Advisor Class	$10.11	$10.13	961,834.97
PIMCO Total Return Portfolio Advisor Class	$10.94	$10.75	353,873.31
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class Formerly PIMCO VIT Global Bond Portfolio (Unhedged) Advisor Class	$9.97	$9.43	14,179.64
Pioneer Bond VCT Portfolio Class II	$11.35	$11.11	1,014,051.66
Pioneer Equity Income VCT Portfolio Class II	$19.35	$17.45	130,572.20
Pioneer Fund VCT Portfolio Class II	$18.43	$17.90	12,606.42
Pioneer High Yield VCT Portfolio Class II	$13.00	$12.34	26,259.75
Pioneer Strategic Income VCT Portfolio Class II	$11.54	$11.19	261,815.34
Power Dividend Index VIT Fund Class 1	$10.69	$9.72	44,353.91
Power Income VIT Fund Class 2	$10.08	$9.63	777.76
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$17.49	$16.30	0.00
Prudential Series Fund Natural Resources Portfolio Class II	$6.13	$4.95	36,437.16
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$16.55	$15.02	8,946.62
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$12.76	$11.70	5,846.11
Royce Capital Fund - Micro-Cap Portfolio Service Class	$11.15	$10.00	14,430.17
Royce Capital Fund - Small-Cap Portfolio Service Class	$14.77	$13.36	215,153.24
Rydex VIF Biotechnology Fund	$20.74	$18.56	119,663.26
Rydex VIF S&P 500 Pure Growth Fund	$19.58	$18.26	80,828.33
Rydex VIF S&P MidCap 400 Pure Growth Fund	$15.50	$13.05	52,788.39
T. Rowe Price Blue Chip Growth Portfolio-II	$13.20	$13.26	446,357.38
T. Rowe Price Health Sciences Portfolio-II	$10.09	$10.06	298,644.03
Templeton Developing Markets Fund Class 2	$11.19	$9.31	51,164.13
Templeton Foreign VIP Fund Class 2	$12.67	$10.59	836,221.23
Templeton Global Bond VIP Fund Class 2	$10.42	$10.50	755,238.70
VanEck VIP Global Hard Assets Fund S	$7.73	$5.47	152,281.55
Western Asset Core Bond Plus Portfolio Class II	$10.59	$10.19	1,044,739.04
Western Asset Variable Global High Yield Bond Portfolio Class II	$12.69	$12.02	18,335.09

Table 2 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2017)	Accumulation Unit Value at End of Period (12/31/2018)	Number of Accumulation Units at End of Period
2018
AB VPS Dynamic Asset Allocation Portfolio B	$12.92	$11.81	54,169.88
AB VPS Small Cap Growth Portfolio B	$18.24	$17.80	1,742.86
AB VPS Small/Mid Cap Value Portfolio B	$19.59	$16.37	89,156.72
Alger Capital Appreciation Portfolio Class S	$20.48	$20.13	1,189,214.01
ALPS | Alerian Energy Infrastructure Portfolio Class III	$7.94	$6.35	128,625.20
ALPS | Red Rocks Listed Private Equity Class III	$11.96	$10.32	94,521.60
American Century VP Inflation Protection Fund II	$9.36	$8.98	154,745.27
American Century VP Mid Cap Value Fund II	$19.55	$16.79	765,443.19
American Century VP Ultra Fund II	$19.98	$19.83	80,670.60
American Century VP Value Fund II	$17.44	$15.61	1,834,463.77
American Funds IS Asset Allocation Fund Class 4	$12.46	$11.69	2,513,200.55
American Funds IS Blue Chip Income and Growth Fund Class 4	$13.54	$12.16	1,376,983.16
American Funds IS Capital Income Builder® Class 4	$10.77	$9.86	1,006,261.77
American Funds IS Global Growth and Income Fund Class 4	$12.61	$11.21	574,827.25
American Funds IS Global Growth Fund Class 4	$13.39	$11.99	409,886.54
American Funds IS Global Small Capitalization Fund Class 4	$11.96	$10.52	166,977.86
American Funds IS Growth Fund Class 4	$14.68	$14.41	960,095.51
American Funds IS Growth-Income Fund Class 4	$13.48	$13.03	1,206,294.29
American Funds IS International Fund Class 4	$11.66	$9.96	377,723.28
American Funds IS International Growth and Income Fund Class 4	$10.48	$9.16	401,151.26
American Funds IS New World Fund® Class 4	$10.96	$9.27	1,468,560.07
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.02	$9.93	259,536.80
American Funds IS Ultra-Short Bond Fund Class 4	$9.43	$9.41	902,393.50
BlackRock Advantage Large Cap Core V.I. Fund Class III	$18.70	$17.43	24,262.81
BlackRock Basic Value V.I. Fund Class III	$17.15	$15.54	124,868.31
BlackRock Capital Appreciation V.I. Fund Class III	$19.31	$19.45	12,289.31
BlackRock Equity Dividend V.I. Fund Class III	$17.71	$16.18	567,362.94
BlackRock Global Allocation V.I. Fund Class III	$12.82	$11.69	921,672.88
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$11.04	$10.33	79,804.68
BlackRock Large Cap Focus Growth V.I. Fund Class III	$20.26	$20.54	102,222.05
Calvert VP S&P 500 Index Portfolio	$18.96	$17.82	28,212.98
Calvert VP SRI Balanced Portfolio (Added May 1, 2018)	$10.00	$9.69	4,901.22
Calvert VP SRI Mid Cap Portfolio	$15.60	$14.71	59,900.69
ClearBridge Variable Aggressive Growth Portfolio Class II	$10.54	$9.51	76,296.79
ClearBridge Variable Dividend Strategy Portfolio Class II	$17.32	$16.23	472,279.18
ClearBridge Variable Large Cap Growth II	$10.92	$10.75	560,699.58
ClearBridge Variable Mid Cap Portfolio Class II	$17.78	$15.30	312,761.82
ClearBridge Variable Small Cap Growth Portfolio Class II	$17.67	$17.99	133,467.11
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$15.71	$9.98	13,236.90
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$13.80	$14.08	156,697.74
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$11.67	$12.80	156,858.18
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$11.73	$10.66	504,526.17
Columbia Variable Portfolio Select Large-Cap Value Fund Class 2	$11.18	$11.11	258,958.02
Columbia Variable Portfolio Seligman Global Tech Fund Class 2	$10.82	$9.65	78,096.43
Columbia Variable Portfolio US Government Mortgage Fund Class 2	$9.96	$9.77	79,023.00
DWS Alternative Asset Allocation VIP-B	$10.49	$9.38	123,040.27
DWS CROCI® U.S. VIP-B	$14.69	$12.94	14,996.76
DWS Equity 500 Index VIP-B	$18.71	$17.55	657,917.90
DWS Global Small Cap VIP-B	$14.95	$11.69	20,465.54
DWS Small Cap Index VIP-B	$17.88	$15.62	147,731.44
DWS Small Mid Cap Value VIP-B	$16.66	$13.75	239,355.99
Eaton Vance VT Floating-Rate Income Fund	$11.30	$11.14	1,756,901.98
Fidelity® VIP Contrafund® Portfolio Service Class 2	$18.66	$17.19	611,121.82
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$13.29	$10.73	225,418.63
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$13.42	$12.53	150,574.42
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$15.05	$13.71	76,226.91
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$16.40	$14.71	29,799.95
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.29	$9.29	242,353.71
Fidelity® VIP High Income Portfolio Service Class 2	$12.53	$11.91	141,678.66
Fidelity® VIP Mid Cap Portfolio Service Class 2	$18.00	$15.14	393,704.92
Fidelity® VIP Overseas Portfolio Service Class 2	$14.78	$12.39	53,654.41
Fidelity® VIP Real Estate Portfolio Service Class 2	$15.35	$14.17	671,282.41
Fidelity® VIP Strategic Income Portfolio Service Class 2	$11.61	$11.13	648,871.64
Fidelity® VIP Value Strategies Portfolio Service Class 2	$17.95	$14.61	130,071.71
First Investors Life Series Covered Call Strategy Fund	$10.48	$9.30	5,505.11
First Investors Life Series International Fund	$12.94	$11.21	75,333.54
First Investors Life Series Opportunity Fund	$12.50	$10.43	568,848.21
First Investors Life Series Total Return Fund	$12.35	$11.25	25,832.07
Franklin Income VIP Fund Class 2	$13.13	$12.40	1,172,525.15
Franklin Mutual Global Discovery VIP Fund Class 2	$14.93	$13.08	360,209.82
Franklin Mutual Shares VIP Fund Class 2	$16.14	$14.48	322,634.79
Franklin Rising Dividends VIP Fund Class 2	$18.80	$17.60	696,815.78
Guggenheim VIF Global Managed Futures Strategy Fund	$8.91	$8.00	34,869.83
Guggenheim VIF Long Short Equity Fund	$12.97	$11.14	23,350.49
Guggenheim VIF Multi-Hedge Strategies Fund	$10.45	$9.79	168,659.70
Guggenheim VIF Small Cap Value Series Q	$15.80	$13.62	121,477.89
Ivy VIP Asset Strategy	$12.13	$11.32	317,080.01
Ivy VIP Balanced	$14.01	$13.37	394,476.96
Ivy VIP Energy	$8.71	$5.66	134,813.87
Ivy VIP Global Bond	$10.42	$10.26	63,668.49
Ivy VIP Global Equity Income	$16.55	$14.42	50,913.85
Ivy VIP Global Growth	$14.80	$13.68	25,204.13
Ivy VIP Growth	$20.42	$20.60	82,097.08
Ivy VIP High Income	$11.61	$11.21	806,212.67
Ivy VIP International Core Equity	$14.68	$11.90	288,933.52
Ivy VIP Mid Cap Growth	$16.68	$16.45	171,195.41
Ivy VIP Natural Resources	$7.69	$5.82	85,192.75
Ivy VIP Science and Technology	$21.19	$19.81	216,914.52
Ivy VIP Small Cap Core	$19.46	$17.19	376,552.09
Ivy VIP Small Cap Growth	$15.84	$14.98	213,842.01
Janus Henderson Balanced Portfolio Service Shares	$15.55	$15.40	1,347,960.45
Janus Henderson Enterprise Portfolio Service Shares	$17.13	$16.79	708,176.07
Janus Henderson Flexible Bond Portfolio Service Shares	$10.75	$10.46	349,876.82
Janus Henderson Global Research Portfolio Service Shares	$16.69	$15.30	29,519.84
Janus Henderson Global Technology Portfolio Service Shares	$24.33	$24.22	99,463.43
Janus Henderson Mid Cap Value Portfolio Service Shares	$16.58	$14.10	115,667.66
Janus Henderson Overseas Portfolio Service Shares	$9.47	$7.93	35,506.77
Janus Henderson Research Portfolio Service Shares	$19.04	$18.25	16,510.49
John Hancock VIT Financial Industries Trust Series II (Added May 1, 2018)	$10.00	$8.35	7,340.49
John Hancock VIT Fundamental All Cap Core Trust Series II (Added May 1, 2018)	$10.00	$8.76	5,610.79
John Hancock VIT Select Bond Trust Series II (Added May 1, 2018)	$10.00	$10.08	384.54
John Hancock VIT Strategic Income Opportunities Trust Series II (Added May 1, 2018)	$10.00	$9.49	6,072.37
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$14.24	$13.13	74,327.36
Lazard Retirement International Equity Portfolio Service Shares	$13.54	$11.50	67,939.41
Lord Abbett Series Fund Bond Debenture Portfolio VC	$12.96	$12.27	1,002,258.79
Lord Abbett Series Fund Developing Growth Portfolio VC	$16.79	$17.37	93,862.73
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$17.25	$15.63	52,238.95
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.17	$10.15	1,323,337.56
MFS VIT II Blended Research Core Equity Portfolio Service Class	$12.20	$11.08	158,720.74
MFS VIT II Corporate Bond Portfolio Service Class	$11.10	$10.58	188,739.56
MFS VIT II Emerging Markets Equity Portfolio Service Class	$11.26	$9.54	190,643.07
MFS VIT II Global Tactical Allocation Portfolio Service Class	$12.60	$11.83	55,355.51
MFS VIT II International Value Portfolio Service Class	$18.16	$16.18	447,160.16
MFS VIT II Technology Portfolio Service Class	$22.52	$22.55	75,042.35
MFS VIT New Discovery Portfolio Service Class	$16.80	$16.29	69,387.62
MFS VIT Utilities Portfolio Service Class	$14.79	$14.71	344,417.94
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$14.03	$12.97	59,924.20
Oppenheimer Global Fund/VA Service Class	$13.27	$11.34	214,847.62
Oppenheimer International Growth Fund/VA Service Class	$11.27	$8.94	471,042.31
Oppenheimer Main Street Fund/VA Service Class	$13.17	$11.63	177,202.27
Oppenheimer Main Street Small Cap Fund/VA Service Class	$13.25	$12.01	293,741.51
Oppenheimer Total Return Bond Fund/VA Service Class	$10.53	$10.25	89,055.26
PIMCO All Asset Portfolio Advisor Class	$11.66	$10.88	325,092.97
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$5.41	$4.58	783,269.47
PIMCO Dynamic Bond Portfolio Advisor Class Formerly PIMCO VIT Unconstrained Bond Portfolio Advisor Class	$10.35	$10.31	147,961.85
PIMCO Emerging Markets Bond Portfolio Advisor Class	$11.86	$11.13	104,804.13
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$10.72	$9.98	43,458.15
PIMCO High Yield Portfolio Advisor Class	$12.90	$12.38	245,335.87
PIMCO Income Portfolio Advisor Class	$10.12	$10.01	2,262,705.33
PIMCO Low Duration Portfolio Advisor Class	$9.95	$9.84	1,846,429.80
PIMCO Real Return Portfolio Advisor Class	$9.68	$9.33	1,512,620.26
PIMCO Short-Term Portfolio Advisor Class	$10.04	$10.05	3,673,639.16
PIMCO Total Return Portfolio Advisor Class	$10.87	$10.65	2,766,468.96
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class Formerly PIMCO VIT Global Bond Portfolio (Unhedged) Advisor Class	$9.90	$9.34	22,277.33
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class Formerly PIMCO VIT Foreign Bond (USD-Hedged) Portfolio	$10.60	$10.66	119,776.73
Pioneer Bond VCT Portfolio Class II	$11.28	$11.01	2,572,755.56
Pioneer Equity Income VCT Portfolio Class II	$19.22	$17.30	405,801.27
Pioneer Fund VCT Portfolio Class II	$18.30	$17.74	20,145.63
Pioneer High Yield VCT Portfolio Class II	$12.91	$12.23	71,737.32
Pioneer Strategic Income VCT Portfolio Class II	$11.46	$11.09	782,930.58
Power Dividend Index VIT Fund Class 1	$10.68	$9.69	1,377,922.79
Power Income VIT Fund Class 2	$10.01	$9.54	109,756.48
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$17.37	$16.16	17,915.00
Prudential Series Fund Natural Resources Portfolio Class II	$6.09	$4.90	64,522.19
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$16.44	$14.89	19,160.40
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$12.67	$11.59	30,560.61
Royce Capital Fund - Micro-Cap Portfolio Service Class	$11.07	$9.91	29,831.52
Royce Capital Fund - Small-Cap Portfolio Service Class	$14.67	$13.24	407,703.36
Rydex VIF Biotechnology Fund	$20.60	$18.40	162,180.33
Rydex VIF S&P 500 Pure Growth Fund	$19.44	$18.10	98,582.06
Rydex VIF S&P MidCap 400 Pure Growth Fund	$15.40	$12.94	51,219.93
T. Rowe Price Blue Chip Growth Portfolio-II	$13.14	$13.17	1,313,031.16
T. Rowe Price Health Sciences Portfolio-II	$10.05	$10.00	650,887.18
Templeton Developing Markets Fund Class 2	$11.11	$9.23	327,713.10
Templeton Foreign VIP Fund Class 2	$12.58	$10.50	2,191,401.65
Templeton Global Bond VIP Fund Class 2	$10.35	$10.41	2,016,135.49
VanEck VIP Global Hard Assets Fund S	$7.68	$5.42	89,291.10
Western Asset Core Bond Plus Portfolio Class II	$10.54	$10.12	4,188,973.36
Western Asset Variable Global High Yield Bond Portfolio Class II	$12.60	$11.91	42,796.68

Table 1 - Base Contract with 7-Year Optional Value Endorsement – 1.15% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2016)	Accumulation Unit Value at End of Period (12/31/2017)	Number of Accumulation Units at End of Period
2017
AB VPS Dynamic Asset Allocation Portfolio B	$11.51	$13.01	15,794.48
AB VPS Real Estate Investment Portfolio B	$13.90	$14.62	82,773.61
AB VPS Small Cap Growth Portfolio B	$13.89	$18.37	711.00
AB VPS Small/Mid Cap Value Portfolio B	$17.68	$19.72	36,071.28
Alger Capital Appreciation Portfolio Class S	$15.95	$20.62	139,096.96
ALPS | Alerian Energy Infrastructure Portfolio Class III	$8.16	$8.00	98,901.80
ALPS | Red Rocks Listed Private Equity Class III	$9.73	$12.02	9,197.22
American Century VP Inflation Protection Fund II	$9.20	$9.43	39,792.97
American Century VP Mid Cap Value Fund II	$17.87	$19.69	228,438.90
American Century VP Ultra Fund II	$15.41	$20.11	31,036.01
American Century VP Value Fund II	$16.36	$17.56	1,287,866.74
American Funds IS Asset Allocation Fund Class 4	$10.94	$12.54	313,099.31
American Funds IS Blue Chip Income and Growth Fund Class 4	$11.82	$13.63	396,754.02
American Funds IS Capital Income Builder® Class 4	$9.74	$10.85	264,316.55
American Funds IS Global Growth Fund Class 4	$10.40	$13.48	51,219.19
American Funds IS Global Growth and Income Fund Class 4	$10.20	$12.69	110,387.16
American Funds IS Global Small Capitalization Fund Class 4	$9.69	$12.04	44,702.02
American Funds IS Growth Fund Class 4	$11.68	$14.78	53,780.12
American Funds IS Growth-Income Fund Class 4	$11.25	$13.58	115,294.83
American Funds IS International Fund Class 4	$9.01	$11.74	89,593.51
American Funds IS International Growth and Income Fund Class 4	$8.56	$10.56	45,722.22
American Funds IS New World Fund® Class 4	$8.65	$11.03	315,514.91
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.08	$10.09	377,354.15
American Funds IS Ultra-Short Bond Fund Class 4	$9.59	$9.49	302,871.27
BlackRock Advantage Large Cap Core V.I. Fund Class III	$15.62	$18.83	11,412.39
BlackRock Basic Value V.I. Fund Class III	$16.17	$17.26	80,584.93
BlackRock Equity Dividend V.I. Fund Class III	$15.48	$17.83	162,765.22
BlackRock Global Allocation V.I. Fund Class III	$11.48	$12.91	238,473.76
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$10.17	$11.30	46,644.62
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.80	$11.12	7,212.60
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$9.56	$11.48	19,582.46
BlackRock Large Cap Focus Growth V.I. Fund Class III	$15.97	$20.40	42,351.30
Calvert VP S&P 500 Index Portfolio	$15.90	$19.09	1,172.66
Calvert VP SRI Mid Cap Portfolio	$14.23	$15.71	17,410.38
ClearBridge Variable Aggressive Growth Portfolio Class II	$9.24	$10.59	3,981.59
ClearBridge Variable Dividend Strategy Portfolio Class II	$14.82	$17.44	147,538.51
ClearBridge Variable Large Cap Growth II (Added 8/1/17)	$10.00	$10.93	32,105.72
ClearBridge Variable Mid Cap Portfolio Class II	$16.09	$17.91	67,607.97
ClearBridge Variable Small Cap Growth Portfolio Class II	$14.52	$17.79	11,631.96
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$13.17	$15.81	32,281.64
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$12.31	$13.89	45,287.49
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$10.64	$11.75	251,291.25
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$11.25	$11.81	167,105.58
Columbia Variable Portfolio Select Large-Cap Value Fund Class 2 (Added 8/1/17)	$10.00	$11.18	3,742.10
Columbia Variable Portfolio Seligman Global Tech Fund Class 2 (Added 8/1/17)	$10.00	$10.82	4,125.70
Columbia Variable Portfolio US Government Mortgage Fund Class 2 (Added 8/1/17)	$10.00	$9.97	112.64
Deutsche Alternative Asset Allocation VIP-B	$9.98	$10.56	44,919.82
Deutsche CROCI® U.S. VIP-B	$12.22	$14.79	4,129.92
Deutsche Equity 500 Index VIP-B	$15.74	$18.84	394,568.32
Deutsche Global Small Cap VIP-B	$12.73	$15.06	6,784.52
Deutsche Small Cap Index VIP-B	$15.97	$18.00	63,443.75
Deutsche Small Mid Cap Value VIP-B	$15.40	$16.77	76,153.49
Eaton Vance VT Floating-Rate Income Fund	$11.13	$11.38	319,213.03
Fidelity® VIP Contrafund® Portfolio Service Class 2	$15.63	$18.79	94,088.88
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$9.20	$13.38	70,354.11
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$11.97	$13.52	120,519.73
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$12.89	$15.15	84,388.67
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$13.59	$16.52	27,427.53
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.42	$9.35	0.00
Fidelity® VIP High Income Portfolio Service Class 2	$11.94	$12.62	116,884.89
Fidelity® VIP Mid Cap Portfolio Service Class 2	$15.21	$18.13	97,372.96
Fidelity® VIP Overseas Portfolio Service Class 2	$11.58	$14.88	14,092.45
Fidelity® VIP Real Estate Portfolio Service Class 2	$15.07	$15.46	221,016.80
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.99	$11.69	141,720.94
Fidelity® VIP Value Strategies Portfolio Service Class 2	$15.35	$18.07	75,318.45
First Investors Life Series Covered Call Strategy Fund (Added 8/1/17)	$10.00	$10.48	0.00
First Investors Life Series International Fund	$9.91	$13.02	6,056.88
First Investors Life Series Opportunity Fund	$10.69	$12.58	309,560.11
First Investors Life Series Total Return Fund	$11.26	$12.44	867.82
Franklin Income VIP Fund Class 2	$12.20	$13.22	280,701.56
Franklin Mutual Global Discovery VIP Fund Class 2	$14.00	$15.03	73,193.58
Franklin Mutual Shares VIP Fund Class 2	$15.18	$16.25	72,893.01
Franklin Rising Dividends VIP Fund Class 2	$15.88	$18.92	122,540.16
Guggenheim VIF Global Managed Futures Strategy Fund	$8.35	$8.97	4,634.53
Guggenheim VIF Long Short Equity Fund	$11.50	$13.06	12,191.38
Guggenheim VIF Multi-Hedge Strategies Fund	$10.27	$10.52	30,086.62
Guggenheim VIF Small Cap Value Series Q	$15.52	$15.91	10,954.71
Ivy VIP Asset Strategy	$10.45	$12.22	102,224.39
Ivy VIP Balanced	$12.81	$14.11	221,578.14
Ivy VIP Energy	$10.16	$8.77	65,690.83
Ivy VIP Global Bond	$10.18	$10.49	73,080.50
Ivy VIP Global Equity Income Formerly Ivy VIP Dividend Opportunities	$14.59	$16.66	48,062.85
Ivy VIP Global Growth	$12.10	$14.90	27,957.11
Ivy VIP Growth	$16.08	$20.56	65,108.87
Ivy VIP High Income	$11.08	$11.69	887,165.26
Ivy VIP International Core Equity	$12.14	$14.78	139,351.91
Ivy VIP Mid Cap Growth	$10.45	$16.80	132,439.05
Ivy VIP Natural Resources	$7.60	$7.74	14,920.33
Ivy VIP Science and Technology	$16.34	$21.34	71,248.20
Ivy VIP Small Cap Core	$17.43	$19.60	159,131.99
Ivy VIP Small Cap Growth	$13.10	$15.94	70,117.49
Janus Henderson Balanced Portfolio Service Shares	$13.40	$15.65	78,576.13
Janus Henderson Enterprise Portfolio Service Shares	$13.73	$17.25	39,489.38
Janus Henderson Flexible Bond Portfolio Service Shares	$10.59	$10.82	66,117.35
Janus Henderson Global Research Portfolio Service Shares	$13.42	$16.80	4,942.08
Janus Henderson Global Technology Portfolio Service Shares	$17.10	$24.50	66,145.16
Janus Henderson Global Unconstrained Bond Portfolio Service Shares	$10.01	$10.07	11,968.31
Janus Henderson Mid Cap Value Portfolio Service Shares	$14.86	$16.70	56,999.96
Janus Henderson Overseas Portfolio Service Shares	$7.37	$9.53	3,715.25
Janus Henderson Research Portfolio Service Shares	$15.20	$19.17	5,380.35
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$12.04	$14.34	43,363.71
Lazard Retirement International Equity Portfolio Service Shares	$11.27	$13.63	2,560.99
Lord Abbett Series Fund Bond Debenture Portfolio VC	$12.09	$13.05	394,335.93
Lord Abbett Series Fund Developing Growth Portfolio VC	$13.16	$16.91	18,830.03
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$15.61	$17.37	37,561.28
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.11	$10.22	111,835.92
MFS VIT II Blended Research Core Equity Portfolio Service Class	$10.30	$12.26	5,863.35
MFS VIT II Corporate Bond Portfolio Service Class	$10.65	$11.17	78,403.83
MFS VIT II Emerging Markets Equity Portfolio Service Class	$8.33	$11.34	24,356.49
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.61	$12.69	39,342.01
MFS VIT II International Value Portfolio Service Class	$14.59	$18.29	124,291.79
MFS VIT II Technology Portfolio Service Class	$16.54	$22.67	45,649.10
MFS VIT New Discovery Portfolio Service Class	$13.55	$16.92	21,526.91
MFS VIT Utilities Portfolio Service Class	$13.15	$14.89	87,046.29
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$11.12	$14.12	3,460.51
Oppenheimer Global Fund/VA Service Class	$9.91	$13.36	19,872.62
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.50	$9.41	5,933.47
Oppenheimer International Growth Fund/VA Service Class	$9.07	$11.34	430,769.02
Oppenheimer Main Street Fund/VA Service Class	$11.57	$13.26	64,238.56
Oppenheimer Main Street Small Cap Fund/VA Service Class	$11.78	$13.34	31,627.41
Oppenheimer Total Return Bond Fund/VA Service Class	$10.28	$10.60	60,771.60
PIMCO All Asset Portfolio Advisor Class	$10.47	$11.74	71,902.98
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$5.40	$5.44	270,234.20
PIMCO Emerging Markets Bond Portfolio Advisor Class	$11.00	$11.94	31,448.81
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	$10.49	$10.65	11,469.36
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.29	$9.97	11,244.93
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.57	$10.79	1,106.41
PIMCO High Yield Portfolio Advisor Class	$12.34	$12.99	84,747.07
PIMCO Income Portfolio Advisor Class (Added 8/1/17)	$10.00	$10.13	40,574.76
PIMCO Low Duration Portfolio Advisor Class	$10.01	$10.02	426,271.21
PIMCO Real Return Portfolio Advisor Class	$9.52	$9.74	405,376.01
PIMCO Short-Term Portfolio Advisor Class	$9.99	$10.11	1,166,785.81
PIMCO Total Return Portfolio Advisor Class	$10.56	$10.94	348,900.72
PIMCO Unconstrained Bond Portfolio Advisor Class	$10.03	$10.40	63,442.51
Pioneer Bond VCT Portfolio Class II	$11.08	$11.35	1,029,646.81
Pioneer Equity Income VCT Portfolio Class II	$17.00	$19.35	62,429.67
Pioneer Fund VCT Portfolio Class II	$15.36	$18.43	9,733.36
Pioneer High Yield VCT Portfolio Class II	$12.28	$13.00	36,900.26
Pioneer Strategic Income VCT Portfolio Class II	$11.14	$11.54	250,204.51
Power Dividend Index VIT Fund Class 1 (Added 8/1/17)	$10.00	$10.69	14,194.53
Power Income VIT Fund Class 2	$9.98	$10.08	1,397.29
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.64	$17.49	0.00
Prudential Series Fund Natural Resources Portfolio Class II	$6.24	$6.13	8,938.50
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.73	$16.55	10,597.77
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$11.34	$12.76	5,738.71
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.74	$11.15	16,742.54
Royce Capital Fund - Small-Cap Portfolio Service Class	$14.21	$14.77	383,622.12
Rydex VIF Biotechnology Fund	$16.21	$20.74	29,187.36
Rydex VIF S&P 500 Pure Growth Fund	$15.92	$19.58	21,375.19
Rydex VIF S&P MidCap 400 Pure Growth Fund	$13.20	$15.50	12,086.17
T. Rowe Price Blue Chip Growth Portfolio-II	$9.83	$13.20	138,723.33
T. Rowe Price Health Sciences Portfolio-II	$8.02	$10.09	50,836.05
Templeton Developing Markets Fund Class 2	$8.06	$11.19	31,792.16
Templeton Foreign VIP Fund Class 2	$10.98	$12.67	640,110.66
Templeton Global Bond VIP Fund Class 2	$10.35	$10.42	422,174.74
VanEck VIP Global Hard Assets Fund S	$7.98	$7.73	54,300.38
Western Asset Core Bond Plus Portfolio Class II	$10.14	$10.59	1,610,769.98
Western Asset Variable Global High Yield Bond Portfolio Class II	$11.84	$12.69	23,767.24

Table 2 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2016)	Accumulation Unit Value at End of Period (12/31/2017)	Number of Accumulation Units at End of Period
2017
AB VPS Dynamic Asset Allocation Portfolio B	$11.45	$12.92	36,461.85
AB VPS Real Estate Investment Portfolio B	$13.84	$14.52	190,700.57
AB VPS Small Cap Growth Portfolio B	$13.82	$18.24	1,140.78
AB VPS Small/Mid Cap Value Portfolio B	$17.59	$19.59	64,868.61
Alger Capital Appreciation Portfolio Class S	$15.87	$20.48	319,678.83
ALPS | Alerian Energy Infrastructure Portfolio Class III	$8.12	$7.94	113,639.73
ALPS | Red Rocks Listed Private Equity Class III	$9.70	$11.96	107,001.47
American Century VP Inflation Protection Fund II	$9.15	$9.36	93,611.57
American Century VP Mid Cap Value Fund II	$17.78	$19.55	584,826.20
American Century VP Ultra Fund II	$15.34	$19.98	51,383.52
American Century VP Value Fund II	$16.28	$17.44	2,588,290.28
American Funds IS Asset Allocation Fund Class 4	$10.89	$12.46	1,164,307.50
American Funds IS Blue Chip Income and Growth Fund Class 4	$11.76	$13.54	1,016,215.27
American Funds IS Capital Income Builder® Class 4	$9.69	$10.77	930,362.96
American Funds IS Global Growth Fund Class 4	$10.35	$13.39	117,429.63
American Funds IS Global Growth and Income Fund Class 4	$10.15	$12.61	326,138.64
American Funds IS Global Small Capitalization Fund Class 4	$9.65	$11.96	46,694.34
American Funds IS Growth Fund Class 4	$11.63	$14.68	138,201.06
American Funds IS Growth-Income Fund Class 4	$11.19	$13.48	250,247.72
American Funds IS International Fund Class 4	$8.96	$11.66	125,208.21
American Funds IS International Growth and Income Fund Class 4	$8.52	$10.48	154,211.49
American Funds IS New World Fund® Class 4	$8.60	$10.96	496,469.80
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.03	$10.02	285,803.63
American Funds IS Ultra-Short Bond Fund Class 4	$9.54	$9.43	831,771.09
BlackRock Advantage Large Cap Core V.I. Fund Class III	$15.54	$18.70	17,815.72
BlackRock Basic Value V.I. Fund Class III	$16.09	$17.15	154,039.74
BlackRock Equity Dividend V.I. Fund Class III	$15.41	$17.71	646,311.84
BlackRock Global Allocation V.I. Fund Class III	$11.42	$12.82	870,819.03
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$10.12	$11.23	63,328.18
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.75	$11.04	52,949.06
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$9.51	$11.41	14,677.51
BlackRock Large Cap Focus Growth V.I. Fund Class III	$15.89	$20.26	118,939.76
Calvert VP S&P 500 Index Portfolio	$15.82	$18.96	4,945.74
Calvert VP SRI Mid Cap Portfolio	$14.16	$15.60	21,659.60
ClearBridge Variable Aggressive Growth Portfolio Class II	$9.21	$10.54	15,403.22
ClearBridge Variable Dividend Strategy Portfolio Class II	$14.75	$17.32	412,641.82
ClearBridge Variable Large Cap Growth II (Added 8/1/17)	$10.00	$10.92	102,818.87
ClearBridge Variable Mid Cap Portfolio Class II	$16.01	$17.78	184,383.51
ClearBridge Variable Small Cap Growth Portfolio Class II	$14.45	$17.67	71,236.18
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$13.10	$15.71	107,161.46
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$12.26	$13.80	93,478.33
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$10.59	$11.67	656,054.40
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$11.20	$11.73	518,060.73
Columbia Variable Portfolio Select Large-Cap Value Fund Class 2 (Added 8/1/17)	$10.00	$11.18	7,124.36
Columbia Variable Portfolio Seligman Global Tech Fund Class 2 (Added 8/1/17)	$10.00	$10.82	25,912.59
Columbia Variable Portfolio US Government Mortgage Fund Class 2 (Added 8/1/17)	$10.00	$9.96	2,658.11
Deutsche Alternative Asset Allocation VIP-B	$9.94	$10.49	115,040.78
Deutsche CROCI® U.S. VIP-B	$12.16	$14.69	14,869.94
Deutsche Equity 500 Index VIP-B	$15.66	$18.71	530,400.83
Deutsche Global Small Cap VIP-B	$12.67	$14.95	35,858.50
Deutsche Small Cap Index VIP-B	$15.89	$17.88	143,155.00
Deutsche Small Mid Cap Value VIP-B	$15.33	$16.66	202,477.31
Eaton Vance VT Floating-Rate Income Fund	$11.07	$11.30	1,928,506.46
Fidelity® VIP Contrafund® Portfolio Service Class 2	$15.56	$18.66	307,943.44
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$9.16	$13.29	211,539.52
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$11.91	$13.42	76,039.00
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$12.82	$15.05	64,539.52
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$13.53	$16.40	37,270.16
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.37	$9.29	1,903,208.05
Fidelity® VIP High Income Portfolio Service Class 2	$11.88	$12.53	576,251.67
Fidelity® VIP Mid Cap Portfolio Service Class 2	$15.14	$18.00	196,806.94
Fidelity® VIP Overseas Portfolio Service Class 2	$11.53	$14.78	38,914.81
Fidelity® VIP Real Estate Portfolio Service Class 2	$14.99	$15.35	555,873.07
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.94	$11.61	564,925.20
Fidelity® VIP Value Strategies Portfolio Service Class 2	$15.28	$17.95	182,306.15
First Investors Life Series Covered Call Strategy Fund[1]	$10.00	$10.48	0.00
First Investors Life Series International Fund	$9.86	$12.94	36,177.35
First Investors Life Series Opportunity Fund	$10.64	$12.50	429,282.68
First Investors Life Series Total Return Fund	$11.20	$12.35	30,805.25
Franklin Income VIP Fund Class 2	$12.14	$13.13	1,013,195.28
Franklin Mutual Global Discovery VIP Fund Class 2	$13.93	$14.93	268,577.10
Franklin Mutual Shares VIP Fund Class 2	$15.10	$16.14	276,919.40
Franklin Rising Dividends VIP Fund Class 2	$15.80	$18.80	443,104.93
Guggenheim VIF Global Managed Futures Strategy Fund	$8.31	$8.91	18,322.06
Guggenheim VIF Long Short Equity Fund	$11.44	$12.97	21,174.87
Guggenheim VIF Multi-Hedge Strategies Fund	$10.22	$10.45	90,444.25
Guggenheim VIF Small Cap Value Series Q	$15.45	$15.80	44,461.45
Ivy VIP Asset Strategy	$10.40	$12.13	465,094.37
Ivy VIP Balanced	$12.75	$14.01	804,806.49
Ivy VIP Energy	$10.11	$8.71	169,595.09
Ivy VIP Global Bond	$10.13	$10.42	90,551.93
Ivy VIP Global Equity Income Formerly Ivy VIP Dividend Opportunities	$14.52	$16.55	105,566.58
Ivy VIP Global Growth	$12.04	$14.80	48,829.26
Ivy VIP Growth	$16.00	$20.42	154,263.99
Ivy VIP High Income	$11.03	$11.61	3,043,954.60
Ivy VIP International Core Equity	$12.08	$14.68	209,156.19
Ivy VIP Mid Cap Growth	$13.32	$16.68	131,610.93
Ivy VIP Natural Resources	$7.57	$7.69	179,951.11
Ivy VIP Science and Technology	$16.26	$21.19	143,766.43
Ivy VIP Small Cap Core	$17.35	$19.46	401,941.73
Ivy VIP Small Cap Growth	$13.04	$15.84	193,442.72
Janus Henderson Balanced Portfolio Service Shares	$13.34	$15.55	334,914.56
Janus Henderson Enterprise Portfolio Service Shares	$13.66	$17.13	125,840.55
Janus Henderson Flexible Bond Portfolio Service Shares	$10.54	$10.75	265,808.35
Janus Henderson Global Research Portfolio Service Shares	$13.35	$16.69	9,577.83
Janus Henderson Global Technology Portfolio Service Shares	$17.02	$24.33	147,847.25
Janus Henderson Global Unconstrained Bond Portfolio Service Shares	$9.99	$10.02	84,972.95
Janus Henderson Mid Cap Value Portfolio Service Shares	$14.79	$16.58	118,940.35
Janus Henderson Overseas Portfolio Service Shares	$7.34	$9.47	13,076.03
Janus Henderson Research Portfolio Service Shares	$15.13	$19.04	11,415.68
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.98	$14.24	95,342.40
Lazard Retirement International Equity Portfolio Service Shares	$11.22	$13.54	76,900.22
Lord Abbett Series Fund Bond Debenture Portfolio VC	$12.03	$12.96	1,040,571.59
Lord Abbett Series Fund Developing Growth Portfolio VC	$13.10	$16.79	39,671.54
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$15.53	$17.25	42,542.92
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.08	$10.17	626,688.72
MFS VIT II Blended Research Core Equity Portfolio Service Class	$10.27	$12.20	29,955.41
MFS VIT II Corporate Bond Portfolio Service Class	$10.60	$11.10	232,785.17
MFS VIT II Emerging Markets Equity Portfolio Service Class	$8.29	$11.26	67,600.16
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.55	$12.60	55,537.37
MFS VIT II International Value Portfolio Service Class	$14.52	$18.16	273,141.13
MFS VIT II Technology Portfolio Service Class	$16.46	$22.52	86,067.10
MFS VIT New Discovery Portfolio Service Class	$13.48	$16.80	51,538.60
MFS VIT Utilities Portfolio Service Class	$13.09	$14.79	170,736.80
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$11.07	$14.03	8,950.36
Oppenheimer Global Fund/VA Service Class	$9.86	$13.27	68,404.04
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.45	$9.34	3,327.06
Oppenheimer International Growth Fund/VA Service Class	$9.03	$11.27	795,940.95
Oppenheimer Main Street Fund/VA Service Class	$11.51	$13.17	72,516.90
Oppenheimer Main Street Small Cap Fund/VA Service Class	$11.72	$13.25	87,827.00
Oppenheimer Total Return Bond Fund/VA Service Class	$10.23	$10.53	130,709.49
PIMCO All Asset Portfolio Advisor Class	$10.42	$11.66	344,843.06
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$5.37	$5.41	666,306.28
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.95	$11.86	60,709.72
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	$10.46	$10.60	58,879.49
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.24	$9.90	20,230.71
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.53	$10.72	34,060.10
PIMCO High Yield Portfolio Advisor Class	$12.28	$12.90	442,235.48
PIMCO Income Portfolio Advisor Class (Added 8/1/17)	$10.00	$10.12	513,952.99
PIMCO Low Duration Portfolio Advisor Class	$9.96	$9.95	1,476,787.61
PIMCO Real Return Portfolio Advisor Class	$9.47	$9.68	1,219,061.45
PIMCO Short-Term Portfolio Advisor Class	$9.95	$10.04	3,177,219.40
PIMCO Total Return Portfolio Advisor Class	$10.51	$10.87	2,422,965.77
PIMCO Unconstrained Bond Portfolio Advisor Class	$10.00	$10.35	151,328.16
Pioneer Bond VCT Portfolio Class II	$11.03	$11.28	2,284,291.20
Pioneer Equity Income VCT Portfolio Class II	$16.91	$19.22	191,140.79
Pioneer Fund VCT Portfolio Class II	$15.28	$18.30	30,076.03
Pioneer High Yield VCT Portfolio Class II	$12.23	$12.91	117,163.33
Pioneer Strategic Income VCT Portfolio Class II	$11.09	$11.46	909,982.45
Power Dividend Index VIT Fund Class 1 (Added 8/1/17)	$10.00	$10.68	174,238.16
Power Income VIT Fund Class 2	$9.93	$10.01	118,591.62
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.57	$17.37	12,883.81
Prudential Series Fund Natural Resources Portfolio Class II	$6.21	$6.09	21,442.83
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.66	$16.44	20,104.92
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$11.28	$12.67	29,619.31
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.68	$11.07	33,238.29
Royce Capital Fund - Small-Cap Portfolio Service Class	$14.14	$14.67	783,548.24
Rydex VIF Biotechnology Fund	$16.13	$20.60	43,318.61
Rydex VIF S&P 500 Pure Growth Fund	$15.84	$19.44	42,089.94
Rydex VIF S&P MidCap 400 Pure Growth Fund	$13.14	$15.40	19,329.89
T. Rowe Price Blue Chip Growth Portfolio-II	$9.80	$13.14	371,282.85
T. Rowe Price Health Sciences Portfolio-II	$8.00	$10.05	118,079.04
Templeton Developing Markets Fund Class 2	$8.02	$11.11	388,301.58
Templeton Foreign VIP Fund Class 2	$10.93	$12.58	1,695,400.10
Templeton Global Bond VIP Fund Class 2	$10.30	$10.35	1,245,351.00
VanEck VIP Global Hard Assets Fund S	$7.94	$7.68	35,520.27
Western Asset Core Bond Plus Portfolio Class II	$10.11	$10.54	5,099,262.45
Western Asset Variable Global High Yield Bond Portfolio Class II	$11.78	$12.60	76,664.96

Table 1 - Base Contract with 7-Year Optional Value Endorsement – 1.15% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2015)	Accumulation Unit Value at End of Period (12/31/2016)	Number of Accumulation Units at End of Period
2016
AB VPS Dynamic Asset Allocation Portfolio B	$11.26	$11.51	71,017.52
AB VPS Real Estate Investment Portfolio B	$13.10	$13.90	216,735.92
AB VPS Small Cap Growth Portfolio B	$13.23	$13.89	2,802.74
AB VPS Small/Mid Cap Value Portfolio B	$14.33	$17.68	101,490.85
Alger Capital Appreciation Portfolio Class S	$16.10	$15.95	433,058.35
ALPS | Alerian Energy Infrastructure Portfolio Class III	$5.86	$8.16	177,793.16
ALPS | Red Rocks Listed Private Equity Class III	$9.12	$9.73	27,269.40
American Century VP Inflation Protection Fund II	$8.91	$9.20	112,090.13
American Century VP Mid Cap Value Fund II	$14.73	$17.87	679,885.26
American Century VP Ultra Fund II	$14.94	$15.41	41,537.34
American Century VP Value Fund II	$13.76	$16.36	3,187,501.41
American Funds IS Asset Allocation Fund Class 4	$10.14	$10.94	894,211.21
American Funds IS Blue Chip Income and Growth Fund Class 4	$10.09	$11.82	1,047,861.29
American Funds IS Capital Income Builder® Class 4	$9.49	$9.74	831,361.54
American Funds IS Global Growth Fund Class 4	$10.48	$10.40	114,621.71
American Funds IS Global Growth and Income Fund Class 4	$9.64	$10.20	321,313.86
American Funds IS Global Small Capitalization Fund Class 4	$9.63	$9.69	68,063.17
American Funds IS Growth Fund Class 4	$10.82	$11.68	105,786.20
American Funds IS Growth-Income Fund Class 4	$10.23	$11.25	233,967.95
American Funds IS International Fund Class 4	$8.83	$9.01	128,803.00
American Funds IS International Growth and Income Fund Class 4	$8.56	$8.56	132,671.41
American Funds IS New World Fund® Class 4	$8.33	$8.65	611,343.83
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.09	$10.08	646,373.93
American Funds IS Ultra-Short Bond Fund Class 4	$9.74	$9.59	1,153,454.34
BlackRock Advantage Large Cap Core V.I. Fund Class III Formerly BlackRock Large Cap Core V.I. Fund Class III	$14.33	$15.62	27,020.52
BlackRock Basic Value V.I. Fund Class III	$13.89	$16.17	202,448.69
BlackRock Capital Appreciation V.I. Fund Class III	$14.98	$14.79	87,035.44
BlackRock Equity Dividend V.I. Fund Class III	$13.50	$15.48	571,275.46
BlackRock Global Allocation V.I. Fund Class III	$11.19	$11.48	1,064,997.60
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$9.68	$10.17	75,052.84
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.34	$9.80	36,689.26
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	$9.76	$9.97	52,764.92
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$8.86	$9.56	30,156.95
BlackRock Large Cap Focus Growth V.I. Fund Class III Formerly BlackRock Large Cap Growth V.I. Fund Class III	$15.02	$15.97	113,299.22
Calvert VP S&P 500 Index Portfolio	$14.41	$15.90	5,784.65
Calvert VP SRI Mid Cap Portfolio	$13.42	$14.23	35,818.43
ClearBridge Variable Aggressive Growth Portfolio Class II	$9.26	$9.24	22,530.43
ClearBridge Variable Dividend Strategy Portfolio Class II	$13.06	$14.82	307,592.01
ClearBridge Variable Mid Cap Portfolio Class II	$14.92	$16.09	152,973.11
ClearBridge Variable Small Cap Growth Portfolio Class II	$13.92	$14.52	59,371.29
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$12.29	$13.17	84,745.02
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$10.98	$12.31	136,316.66
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$9.69	$10.64	754,283.30
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$10.19	$11.25	637,739.72
Deutsche Alternative Asset Allocation VIP-B	$9.62	$9.98	166,368.45
Deutsche CROCI® U.S. VIP-B Formerly Deutsche Large Cap Value VIP-B	$12.96	$12.22	20,968.70
Deutsche Equity 500 Index VIP-B	$14.30	$15.74	692,357.95
Deutsche Global Small Cap VIP-B	$12.71	$12.73	38,933.76
Deutsche Small Cap Index VIP-B	$13.38	$15.97	164,075.76
Deutsche Small Mid Cap Value VIP-B	$13.38	$15.40	135,165.30
Eaton Vance VT Floating-Rate Income Fund	$10.33	$11.13	2,034,620.43
Fidelity® VIP Contrafund® Portfolio Service Class 2	$14.68	$15.63	304,222.69
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$9.04	$9.20	161,066.39
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$11.63	$11.97	201,874.19
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$12.43	$12.89	138,498.09
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$13.04	$13.59	50,976.41
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.52	$9.42	2,229,175.19
Fidelity® VIP High Income Portfolio Service Class 2	$10.58	$11.94	764,551.40
Fidelity® VIP Mid Cap Portfolio Service Class 2	$13.75	$15.21	259,909.45
Fidelity® VIP Overseas Portfolio Service Class 2	$12.37	$11.58	53,274.95
Fidelity® VIP Real Estate Portfolio Service Class 2	$14.45	$15.07	730,177.98
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.30	$10.99	532,420.97
Fidelity® VIP Value Strategies Portfolio Service Class 2	$14.21	$15.35	179,350.94
First Investors Life Series International Fund	$10.46	$9.91	11,278.31
First Investors Life Series Opportunity Fund	$9.99	$10.69	689,988.03
First Investors Life Series Total Return Fund	$10.68	$11.26	30,745.23
Franklin Income VIP Fund Class 2	$10.82	$12.20	1,014,188.34
Franklin Mutual Global Discovery VIP Fund Class 2	$12.63	$14.00	278,124.66
Franklin Mutual Shares VIP Fund Class 2	$13.23	$15.18	306,576.84
Franklin Rising Dividends VIP Fund Class 2	$13.84	$15.88	509,811.47
Guggenheim VIF Global Managed Futures Strategy Fund	$9.91	$8.35	29,517.75
Guggenheim VIF Long Short Equity Fund	$11.56	$11.50	29,492.25
Guggenheim VIF Multi-Hedge Strategies Fund	$10.44	$10.27	145,477.59
Guggenheim VIF Small Cap Value Series Q	$12.40	$15.52	68,234.01
Ivy VIP Asset Strategy	$10.85	$10.45	651,754.08
Ivy VIP Balanced	$12.70	$12.81	1,082,981.51
Ivy VIP Dividend Opportunities	$13.80	$14.59	153,539.48
Ivy VIP Energy	$7.64	$10.16	262,781.47
Ivy VIP Global Bond	$9.62	$10.18	148,447.72
Ivy VIP Global Growth	$12.63	$12.10	82,161.38
Ivy VIP Growth	$16.07	$16.08	208,144.63
Ivy VIP High Income	$9.65	$11.08	3,724,951.54
Ivy VIP International Core Equity	$12.15	$12.14	305,269.28
Ivy VIP Mid Cap Growth	$12.76	$10.45	651,754.08
Ivy VIP Natural Resources Formerly Ivy VIP Global Natural Resources	$6.21	$7.60	116,104.57
Ivy VIP Science and Technology	$16.28	$16.34	201,779.46
Ivy VIP Small Cap Core Formerly Ivy VIP Small Cap Value	$13.68	$17.43	457,605.41
Ivy VIP Small Cap Growth	$12.88	$13.10	242,548.87
Janus Henderson Balanced Portfolio Service Shares	$13.00	$13.40	323,233.52
Janus Henderson Enterprise Portfolio Service Shares	$12.39	$13.73	86,226.11
Janus Henderson Flexible Bond Portfolio Service Shares	$10.48	$10.59	341,644.12
Janus Henderson Global Research Portfolio Service Shares	$13.33	$13.42	14,375.93
Janus Henderson Global Technology Portfolio Service Shares	$15.19	$17.10	134,518.36
Janus Henderson Global Unconstrained Bond Portfolio Service Shares	$9.68	$10.01	95,007.44
Janus Henderson Mid Cap Value Portfolio Service Shares Formerly Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$12.66	$14.86	158,314.46
Janus Henderson Overseas Portfolio[5] Service Shares	$7.99	$7.37	16,159.85
Janus Henderson Research Portfolio Service Shares Formerly Janus Aspen Janus Portfolio Service Shares	$15.33	$15.20	16,444.76
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.79	$12.04	152,840.54
Lazard Retirement International Equity Portfolio Service Shares	$11.91	$11.27	43,048.66
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.91	$12.09	998,594.66
Lord Abbett Series Fund Developing Growth Portfolio VC	$13.67	$13.16	59,623.45
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$13.64	$15.61	77,791.10
Lord Abbett Series Fund Short Duration Income Portfolio VC	$9.89	$10.11	462,842.74
MFS VIT II Blended Research Core Equity Portfolio Service Class	$9.63	$10.30	10,605.16
MFS VIT II Corporate Bond Portfolio Service Class	$10.17	$10.65	227,632.33
MFS VIT II Emerging Markets Equity Portfolio Service Class	$7.73	$8.33	31,359.40
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.08	$11.61	66,251.48
MFS VIT II International Value Portfolio Service Class	$14.21	$14.59	289,643.08
MFS VIT II Technology Portfolio Service Class	$15.44	$16.54	141,621.65
MFS VIT New Discovery Portfolio Service Class	$12.60	$13.55	67,729.55
MFS VIT Utilities Portfolio Service Class	$11.96	$13.15	230,892.25
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$11.02	$11.12	11,019.18
Oppenheimer Global Fund/VA Service Class	$10.04	$9.91	29,063.95
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.28	$9.50	24,807.19
Oppenheimer International Growth Fund/VA Service Class	$9.44	$9.07	534,562.84
Oppenheimer Main Street Fund/VA Service Class	$10.52	$11.57	71,255.72
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.13	$11.78	100,137.48
Oppenheimer Total Return Bond Fund/VA Service Class Formerly Oppenheimer Core Bond Fund	$10.09	$10.28	248,780.54
PIMCO All Asset Portfolio Advisor Class	$9.38	$10.47	430,127.24
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$4.75	$5.40	896,054.79
PIMCO Emerging Markets Bond Portfolio Advisor Class	$9.83	$11.00	73,183.97
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	$9.98	$10.49	39,542.15
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.04	$9.29	32,869.63
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.32	$9.57	29,561.30
PIMCO High Yield Portfolio Advisor Class	$11.11	$12.34	412,742.24
PIMCO Low Duration Portfolio Advisor Class	$9.99	$10.01	1,762,411.55
PIMCO Real Return Portfolio Advisor Class	$9.16	$9.52	1,506,019.84
PIMCO Short-Term Portfolio Advisor Class	$9.89	$9.99	4,353,489.27
PIMCO Total Return Portfolio Advisor Class	$10.41	$10.56	2,589,129.38
PIMCO Unconstrained Bond Portfolio Advisor Class	$9.70	$10.03	181,032.16
Pioneer Bond VCT Portfolio Class II	$10.78	$11.08	2,652,195.79
Pioneer Equity Income VCT Portfolio Class II	$14.38	$17.00	139,701.32
Pioneer Fund VCT Portfolio Class II	$14.17	$15.36	25,308.08
Pioneer High Yield VCT Portfolio Class II	$10.92	$12.28	159,677.64
Pioneer Strategic Income VCT Portfolio Class II	$10.50	$11.14	917,803.49
Power Income VIT Fund Class 2	$9.67	$9.98	121,564.52
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.63	$13.64	18,431.40
Prudential Series Fund Natural Resources Portfolio Class II	$5.05	$6.24	29,560.53
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.38	$13.73	33,602.99
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$11.52	$11.34	40,798.36
Royce Capital Fund - Micro-Cap Portfolio Service Class	$9.10	$10.74	43,874.06
Royce Capital Fund - Small-Cap Portfolio Service Class	$11.93	$14.21	1,172,492.54
Rydex VIF Biotechnology Fund	$20.41	$16.21	76,029.36
Rydex VIF S&P 500 Pure Growth Fund	$15.70	$15.92	47,037.39
Rydex VIF S&P MidCap 400 Pure Growth Fund	$13.00	$13.20	26,076.72
T. Rowe Price Blue Chip Growth Portfolio-II	$9.89	$9.83	242,555.62
T. Rowe Price Health Sciences Portfolio-II	$9.09	$8.02	91,339.88
Templeton Developing Markets Fund Class 2	$6.94	$8.06	471,459.96
Templeton Foreign VIP Fund Class 2	$10.36	$10.98	2,031,836.62
Templeton Global Bond VIP Fund Class 2	$10.17	$10.35	1,558,314.12
VanEck VIP Global Hard Assets Fund S	$5.63	$7.98	100,112.65
Western Asset Core Bond Plus Portfolio Class II	$9.84	$10.14	3,345,131.71
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.38	$11.84	43,169.23

Table 2 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2015)	Accumulation Unit Value at End of Period (12/31/2016)	Number of Accumulation Units at End of Period
2016
AB VPS Dynamic Asset Allocation Portfolio B	$11.23	$11.45	71,017.52
AB VPS Real Estate Investment Portfolio B	$13.06	$13.84	216,735.92
AB VPS Small Cap Growth Portfolio B	$13.19	$13.82	2,802.74
AB VPS Small/Mid Cap Value Portfolio B	$14.29	$17.59	101,490.85
Alger Capital Appreciation Portfolio Class S	$16.05	$15.87	433,058.35
ALPS | Alerian Energy Infrastructure Portfolio Class III	$5.84	$8.12	177,793.16
ALPS | Red Rocks Listed Private Equity Class III	$9.11	$9.70	27,269.40
American Century VP Inflation Protection Fund II	$8.89	$9.15	112,090.13
American Century VP Mid Cap Value Fund II	$14.69	$17.78	679,885.26
American Century VP Ultra Fund II	$14.90	$15.34	41,537.34
American Century VP Value Fund II	$13.72	$16.28	3,187,501.41
American Funds IS Asset Allocation Fund Class 4	$10.11	$10.89	894,211.21
American Funds IS Blue Chip Income and Growth Fund Class 4	$10.06	$11.76	1,047,861.29
American Funds IS Capital Income Builder® Class 4	$9.47	$9.69	831,361.54
American Funds IS Global Growth Fund Class 4	$10.45	$10.35	114,621.71
American Funds IS Global Growth and Income Fund Class 4	$9.62	$10.15	321,313.86
American Funds IS Global Small Capitalization Fund Class 4	$9.60	$9.65	68,063.17
American Funds IS Growth Fund Class 4	$10.79	$11.63	105,786.20
American Funds IS Growth-Income Fund Class 4	$10.20	$11.19	233,967.95
American Funds IS International Fund Class 4	$8.80	$8.96	128,803.00
American Funds IS International Growth and Income Fund Class 4	$8.53	$8.52	132,671.41
American Funds IS New World Fund® Class 4	$8.30	$8.60	611,343.83
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.06	$10.03	646,373.93
American Funds IS Ultra-Short Bond Fund Class 4	$9.71	$9.54	1,153,454.34
BlackRock Advantage Large Cap Core V.I. Fund Class III Formerly BlackRock Large Cap Core V.I. Fund Class III	$14.29	$15.54	27,020.52
BlackRock Basic Value V.I. Fund Class III	$13.85	$16.09	202,448.69
BlackRock Capital Appreciation V.I. Fund Class III	$14.94	$14.72	87,035.44
BlackRock Equity Dividend V.I. Fund Class III	$13.46	$15.41	571,275.46
BlackRock Global Allocation V.I. Fund Class III	$11.16	$11.42	1,064,997.60
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$9.66	$10.12	75,052.84
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.31	$9.75	36,689.26
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	$9.74	$9.92	52,764.92
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$8.84	$9.51	30,156.95
BlackRock Large Cap Focus Growth V.I. Fund Class III Formerly BlackRock Large Cap Growth V.I. Fund Class III	$14.98	$15.89	113,299.22
Calvert VP S&P 500 Index Portfolio	$14.37	$15.82	5,784.65
Calvert VP SRI Mid Cap Portfolio	$13.38	$14.16	35,818.43
ClearBridge Variable Aggressive Growth Portfolio Class II	$9.25	$9.21	22,530.43
ClearBridge Variable Dividend Strategy Portfolio Class II	$13.03	$14.75	307,592.01
ClearBridge Variable Mid Cap Portfolio Class II	$14.88	$16.01	152,973.11
ClearBridge Variable Small Cap Growth Portfolio Class II	$13.88	$14.45	59,371.29
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$12.25	$13.10	84,745.02
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$10.95	$12.26	136,316.66
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$9.66	$10.59	754,283.30
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$10.16	$11.20	637,739.72
Deutsche Alternative Asset Allocation VIP-B	$9.59	$9.94	166,368.45
Deutsche CROCI® U.S. VIP-B Formerly Deutsche Large Cap Value VIP-B	$12.92	$12.16	20,968.70
Deutsche Equity 500 Index VIP-B	$14.26	$15.66	692,357.95
Deutsche Global Small Cap VIP-B	$12.68	$12.67	38,933.76
Deutsche Small Cap Index VIP-B	$13.35	$15.89	164,075.76
Deutsche Small Mid Cap Value VIP-B	$13.34	$15.33	135,165.30
Eaton Vance VT Floating-Rate Income Fund	$10.30	$11.07	2,034,620.43
Fidelity® VIP Contrafund® Portfolio Service Class 2	$14.64	$15.56	304,222.69
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$9.02	$9.16	161,066.39
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$11.60	$11.91	201,874.19
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$12.40	$12.82	138,498.09
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$13.00	$13.53	50,976.41
Fidelity® VIP Government Money Market Portfolio[4] Service Class 2	$9.50	$9.37	2,229,175.19
Fidelity® VIP High Income Portfolio Service Class 2	$10.55	$11.88	764,551.40
Fidelity® VIP Mid Cap Portfolio Service Class 2	$13.71	$15.14	259,909.45
Fidelity® VIP Overseas Portfolio Service Class 2	$12.33	$11.53	53,274.95
Fidelity® VIP Real Estate Portfolio Service Class 2	$14.41	$14.99	730,177.98
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.27	$10.94	532,420.97
Fidelity® VIP Value Strategies Portfolio Service Class 2	$14.17	$15.28	179,350.94
First Investors Life Series International Fund	$10.43	$9.86	11,278.31
First Investors Life Series Opportunity Fund	$9.96	$10.64	689,988.03
First Investors Life Series Total Return Fund	$10.65	$11.20	30,745.23
Franklin Income VIP Fund Class 2	$10.79	$12.14	1,014,188.34
Franklin Mutual Global Discovery VIP Fund Class 2	$12.59	$13.93	278,124.66
Franklin Mutual Shares VIP Fund Class 2	$13.19	$15.10	306,576.84
Franklin Rising Dividends VIP Fund Class 2	$13.80	$15.80	509,811.47
Guggenheim VIF Global Managed Futures Strategy Fund	$9.88	$8.31	29,517.75
Guggenheim VIF Long Short Equity Fund	$11.52	$11.44	29,492.25
Guggenheim VIF Multi-Hedge Strategies Fund	$10.41	$10.22	145,477.59
Guggenheim VIF Small Cap Value Series Q	$12.37	$15.45	68,234.01
Ivy VIP Asset Strategy	$10.82	$10.40	651,754.08
Ivy VIP Balanced	$12.67	$12.75	1,082,981.51
Ivy VIP Dividend Opportunities	$13.76	$14.52	153,539.48
Ivy VIP Energy	$7.62	$10.11	262,781.47
Ivy VIP Global Bond	$9.59	$10.13	148,447.72
Ivy VIP Global Growth	$12.59	$12.04	82,161.38
Ivy VIP Growth	$16.02	$16.00	208,144.63
Ivy VIP High Income	$9.62	$11.03	3,724,951.54
Ivy VIP International Core Equity	$12.12	$12.08	305,269.28
Ivy VIP Mid Cap Growth	$12.73	$13.32	266,102.04
Ivy VIP Natural Resources Formerly Ivy VIP Global Natural Resources	$6.20	$7.57	116,104.57
Ivy VIP Science and Technology	$16.23	$16.26	201,779.46
Ivy VIP Small Cap Core Formerly Ivy VIP Small Cap Value	$13.64	$17.35	457,605.41
Ivy VIP Small Cap Growth	$12.84	$13.04	242,548.87
Janus Henderson Balanced Portfolio Service Shares	$12.96	$13.34	323,233.52
Janus Henderson Enterprise Portfolio Service Shares	$12.35	$13.66	86,226.11
Janus Henderson Flexible Bond Portfolio Service Shares	$10.45	$10.54	341,644.12
Janus Henderson Global Research Portfolio Service Shares	$13.29	$13.35	14,375.93
Janus Henderson Global Technology Portfolio Service Shares	$15.15	$17.02	134,518.36
Janus Henderson Global Unconstrained Bond Portfolio Service Shares	$9.68	$9.99	95,007.44
Janus Henderson Mid Cap Value Portfolio Service Shares Formerly Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$12.62	$14.79	158,314.46
Janus Henderson Overseas Portfolio Service Shares	$7.97	$7.34	16,159.85
Janus Henderson Research Portfolio Service Shares Formerly Janus Aspen Janus Portfolio Service Shares	$15.29	$15.13	16,444.76
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.75	$11.98	152,840.54
Lazard Retirement International Equity Portfolio Service Shares	$11.88	$11.22	43,048.66
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.87	$12.03	998,594.66
Lord Abbett Series Fund Developing Growth Portfolio VC	$13.63	$13.10	59,623.45
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$13.60	$15.53	77,791.10
Lord Abbett Series Fund Short Duration Income Portfolio VC	$9.88	$10.08	462,842.74
MFS VIT II Blended Research Core Equity Portfolio Service Class	$9.62	$10.27	10,605.16
MFS VIT II Corporate Bond Portfolio Service Class	$10.14	$10.60	227,632.33
MFS VIT II Emerging Markets Equity Portfolio Service Class	$7.71	$8.29	31,359.40
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.05	$11.55	66,251.48
MFS VIT II International Value Portfolio Service Class	$14.17	$14.52	289,643.08
MFS VIT II Technology Portfolio Service Class	$15.39	$16.46	141,621.65
MFS VIT New Discovery Portfolio Service Class	$12.56	$13.48	67,729.55
MFS VIT Utilities Portfolio Service Class	$11.93	$13.09	230,892.25
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$10.99	$11.07	11,019.18
Oppenheimer Global Fund/VA Service Class	$10.01	$9.86	29,063.95
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.26	$9.45	24,807.19
Oppenheimer International Growth Fund/VA Service Class	$9.41	$9.03	534,562.84
Oppenheimer Main Street Fund/VA Service Class	$10.49	$11.51	71,255.72
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.10	$11.72	100,137.48
Oppenheimer Total Return Bond Fund/VA Service Class Formerly Oppenheimer Core Bond Fund	$10.06	$10.23	248,780.54
PIMCO All Asset Portfolio Advisor Class	$9.36	$10.42	430,127.24
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$4.74	$5.37	896,054.79
PIMCO Emerging Markets Bond Portfolio Advisor Class	$9.80	$10.95	73,183.97
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	$9.97	$10.46	39,542.15
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.01	$9.24	32,869.63
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.29	$9.53	29,561.30
PIMCO High Yield Portfolio Advisor Class	$11.08	$12.28	412,742.24
PIMCO Low Duration Portfolio Advisor Class	$9.96	$9.96	1,762,411.55
PIMCO Real Return Portfolio Advisor Class	$9.14	$9.47	1,506,019.84
PIMCO Short-Term Portfolio Advisor Class	$9.86	$9.95	4,353,489.27
PIMCO Total Return Portfolio Advisor Class	$10.38	$10.51	2,589,129.38
PIMCO Unconstrained Bond Portfolio Advisor Class	$9.69	$10.00	181,032.16
Pioneer Bond VCT Portfolio Class II	$10.75	$11.03	2,652,195.79
Pioneer Equity Income VCT Portfolio Class II	$14.34	$16.91	139,701.32
Pioneer Fund VCT Portfolio Class II	$14.13	$15.28	25,308.08
Pioneer High Yield VCT Portfolio Class II	$10.89	$12.23	159,677.64
Pioneer Strategic Income VCT Portfolio Class II	$10.47	$11.09	917,803.49
Power Income VIT Fund Class 2	$9.65	$9.93	121,564.52
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.59	$13.57	18,431.40
Prudential Series Fund Natural Resources Portfolio Class II	$5.04	$6.21	29,560.53
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.34	$13.66	33,602.99
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$11.49	$11.28	40,798.36
Royce Capital Fund - Micro-Cap Portfolio Service Class	$9.07	$10.68	43,874.06
Royce Capital Fund - Small-Cap Portfolio Service Class	$11.89	$14.14	1,172,492.54
Rydex VIF Biotechnology Fund	$20.35	$16.13	76,029.36
Rydex VIF S&P 500 Pure Growth Fund	$15.65	$15.84	47,037.39
Rydex VIF S&P MidCap 400 Pure Growth Fund	$12.97	$13.14	26,076.72
T. Rowe Price Blue Chip Growth Portfolio-II	$9.88	$9.80	242,555.62
T. Rowe Price Health Sciences Portfolio-II	$9.08	$8.00	91,339.88
Templeton Developing Markets Fund Class 2	$6.92	$8.02	471,459.96
Templeton Foreign VIP Fund Class 2	$10.34	$10.93	2,031,836.62
Templeton Global Bond VIP Fund Class 2	$10.14	$10.30	1,558,314.12
VanEck VIP Global Hard Assets Fund S	$5.61	$7.94	100,112.65
Western Asset Core Bond Plus Portfolio Class II	$9.83	$10.11	3,345,131.71
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.35	$11.78	43,169.23

Table 1 - Base Contract with Optional Value Endorsement – 1.15% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2014)	Accumulation Unit Value at End of Period (12/31/2015)	Number of Accumulation Units at End of Period
2015
AB VPS Dynamic Asset Allocation Portfolio B	$11.54	$11.26	49,355.62
AB VPS Real Estate Investment Portfolio B	$13.16	$13.10	126,808.13
AB VPS Small Cap Growth Portfolio B	$13.59	$13.23	1,473.61
AB VPS Small/Mid Cap Value Portfolio B	$15.37	$14.33	74,260.49
Alger Capital Appreciation Portfolio Class S	$15.38	$16.10	396,770.01
ALPS | Alerian Energy Infrastructure Portfolio Class III	$9.55	$5.86	116,145.08
ALPS | Red Rocks Listed Private Equity Class III	$10.00	$9.12	15,583.00
American Century VP Inflation Protection Fund II	$9.24	$8.91	107,969.63
American Century VP Mid Cap Value Fund II	$15.14	$14.73	434,337.03
American Century VP Ultra Fund II	$14.25	$14.94	34,321.48
American Century VP Value Fund II	$14.50	$13.76	2,554,682.97
American Funds IS Asset Allocation FundSM Class 4	$10.14	$10.14	400,904.79
American Funds IS Blue Chip Income and Growth FundSM Class 4	$10.54	$10.09	453,676.43
American Funds IS Capital Income BuilderSM Class 4	$9.78	$9.49	508,015.10
American Funds IS Global Growth FundSM Class 4	$9.94	$10.48	87,426.92
American Funds IS Global Growth and Income Fund SM Class 4	$9.91	$9.64	197,881.42
American Funds IS Global Small Capitalization FundSM Class 4	$9.74	$9.63	90,684.81
American Funds IS Growth FundSM Class 4	$10.27	$10.82	64,791.69
American Funds IS Growth-Income FundSM Class 4	$10.22	$10.23	106,873.27
American Funds IS International FundSM Class 4	$9.37	$8.83	86,771.68
American Funds IS International Growth and Income FundSM Class 4	$9.19	$8.56	85,294.42
American Funds IS New World Fund® Class 4	$8.72	$8.33	471,355.98
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	$10.08	$10.09	432,170.20
American Funds IS Ultra-Short Bond FundSM Class 4 Formerly American Funds IS Cash Management Fund	$9.93	$9.74	1,414,395.97
BlackRock Basic Value V.I. Fund Class III	$14.97	$13.89	185,904.75
BlackRock Capital Appreciation V.I. Fund Class III	$14.21	$14.98	99,756.71
BlackRock Equity Dividend V.I. Fund Class III	$13.76	$13.50	524,988.27
BlackRock Global Allocation V.I. Fund Class III	$11.43	$11.19	984,724.55
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$9.92	$9.68	61,289.39
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.84	$9.34	18,904.42
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	$10.02	$9.76	27,296.47
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$9.61	$8.86	25,830.74
BlackRock Large Cap Core V.I. Fund Class III	$14.46	$14.33	31,229.54
BlackRock Large Cap Growth V.I. Fund Class III	$14.82	$15.02	101,547.99
Calvert VP S&P 500 Index Portfolio	$14.44	$14.41	3,500.71
Calvert VP SRI Mid Cap Portfolio	$14.04	$13.42	55,232.22
ClearBridge Variable Aggressive Growth Portfolio Class II (Added July 31, 2015)	$10.00	$9.26	3,348.47
ClearBridge Variable Dividend Strategy Portfolio Class II	$13.83	$13.06	124,543.53
ClearBridge Variable Mid Cap Portfolio Class II Formerly ClearBridge Variable Mid Cap Core Portfolio	$14.80	$14.92	82,761.55
ClearBridge Variable Small Cap Growth Portfolio Class II	$14.76	$13.92	48,970.32
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$12.10	$12.29	49,802.06
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$11.44	$10.98	113,004.60
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$9.93	$9.69	661,087.49
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$10.46	$10.19	378,658.61
Deutsche Alternative Asset Allocation VIP-B	$10.41	$9.62	142,667.24
Deutsche Equity 500 Index VIP-B	$14.34	$14.30	402,397.63
Deutsche Global Small Cap VIP-B	$12.75	$12.71	36,003.20
Deutsche Large Cap Value VIP-B	$14.12	$12.96	19,896.17
Deutsche Small Cap Index VIP-B	$14.23	$13.38	65,262.08
Deutsche Small Mid Cap Value VIP-B	$13.84	$13.38	40,410.96
Eaton Vance VT Bond Fund Initial Class (Added July 31, 2015)	$10.00	$8.84	2,846.97
Eaton Vance VT Floating-Rate Income Fund	$15.18	$10.33	1,670,904.20
Eaton Vance VT Large-Cap Value Fund	$15.18	$14.82	78,046.75
Fidelity VIP Contrafund Portfolio Service Class 2	$14.79	$14.68	274,710.68
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.20	$9.04	109,436.55
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$11.77	$11.63	170,128.81
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$12.54	$12.43	111,797.21
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$13.14	$13.04	41,056.82
Fidelity VIP Government Money Market Portfolio Service Class 2 Formerly Fidelity VIP Money Market Portfolio	$9.63	$9.52	3,063,196.07
Fidelity VIP High Income Portfolio Service Class 2	$11.13	$10.58	282,996.68
Fidelity VIP Mid Cap Portfolio Service Class 2	$14.14	$13.75	237,991.82
Fidelity VIP Overseas Portfolio Service Class 2	$12.11	$12.37	103,181.96
Fidelity VIP Real Estate Portfolio Service Class 2	$14.12	$14.45	753,838.87
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.62	$10.30	430,042.46
Fidelity VIP Value Strategies Portfolio Service Class 2	$14.85	$14.21	143,873.56
First Investors Life Series International Fund	$10.23	$10.46	6,503.99
First Investors Life Series Opportunity Fund	$10.19	$9.99	507,260.31
First Investors Life Series Total Return Fund	$10.98	$10.68	21,791.57
Franklin Income VIP Fund Class 2	$11.78	$10.82	937,949.65
Franklin Mutual Global Discovery VIP Fund Class 2	$13.26	$12.63	251,348.29
Franklin Mutual Shares VIP Fund Class 2	$14.07	$13.23	278,242.20
Franklin Rising Dividends VIP Fund Class 2	$14.53	$13.84	411,812.80
Guggenheim VIF Global Managed Futures Strategy Fund	$10.18	$9.91	35,268.38
Guggenheim VIF Long Short Equity Fund	$11.55	$11.56	36,354.62
Guggenheim VIF Multi-Hedge Strategies Fund	$10.37	$10.44	131,097.55
Guggenheim VIF Small Cap Value Series Q	$13.43	$12.40	50,604.90
Ivy Funds VIP Asset Strategy	$11.97	$10.85	810,169.44
Ivy Funds VIP Balanced	$12.89	$12.70	711,195.78
Ivy Funds VIP Dividend Opportunities	$14.25	$13.80	138,371.67
Ivy Funds VIP Energy	$9.92	$7.64	169,362.47
Ivy Funds VIP Global Bond	$10.00	$9.62	129,441.36
Ivy Funds VIP Global Growth	$12.35	$12.63	77,428.95
Ivy Funds VIP Global Natural Resources	$8.10	$6.21	88,030.28
Ivy Funds VIP Growth	$15.17	$16.07	205,066.25
Ivy Funds VIP High Income	$10.44	$9.65	3,362,682.86
Ivy Funds VIP International Core Equity	$12.41	$12.15	279,171.98
Ivy Funds VIP Mid Cap Growth	$13.70	$12.76	240,132.34
Ivy Funds VIP Science and Technology	$16.95	$16.28	201,246.74
Ivy Funds VIP Small Cap Growth	$12.78	$12.88	322,279.02
Ivy Funds VIP Small Cap Value	$14.66	$13.68	383,316.34
Janus Aspen Balanced Portfolio Service Shares	$13.09	$13.00	262,692.37
Janus Aspen Enterprise Portfolio Service Shares	$12.07	$12.39	40,317.84
Janus Aspen Flexible Bond Portfolio Service Shares	$10.61	$10.48	259,294.06
Janus Aspen Global Research Portfolio Service Shares	$13.83	$13.33	17,270.36
Janus Aspen Global Technology Portfolio Service Shares	$14.69	$15.19	66,228.33
Janus Aspen Global Unconstrained Bond Portfolio[1] Service Shares	$10.00	$9.68	41,673.75
Janus Aspen Janus Portfolio Service Shares	$14.76	$15.33	13,402.53
Janus Aspen Overseas Portfolio Service Shares	$8.87	$7.99	15,128.01
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$13.30	$12.66	138,561.16
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.98	$11.79	136,097.83
Lazard Retirement International Equity Portfolio Service Shares	$11.85	$11.91	36,585.98
Lord Abbett Series Fund Bond Debenture Portfolio VC	$11.20	$10.91	772,107.65
Lord Abbett Series Fund Developing Growth Portfolio VC	$15.07	$13.67	83,035.18
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$14.29	$13.64	75,981.80
Lord Abbett Series Fund Short Duration Income Portfolio[1] VC	$10.00	$9.89	118,520.50
MFS VIT II Blended Research Core Equity Portfolio Service Class (Added July 31, 2015)	$10.00	$9.63	5,585.84
MFS VIT II Corporate Bond Portfolio Service Class	$10.34	$10.17	122,760.24
MFS VIT II Emerging Markets Equity Portfolio Service Class	$8.99	$7.73	30,390.43
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.49	$11.08	60,954.68
MFS VIT II International Value Portfolio Service Class	$13.52	$14.21	225,374.34
MFS VIT II Technology Portfolio Service Class	$14.13	$15.44	145,560.68
MFS VIT New Discovery Portfolio Service Class	$13.02	$12.60	63,276.02
MFS VIT Utilities Portfolio Service Class	$14.19	$11.96	209,927.10
Oppenheimer Core Bond Fund/VA Service Class	$10.13	$10.09	167,193.33
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$10.48	$11.02	12,932.44
Oppenheimer Global Fund/VA Service Class	$9.80	$10.04	26,685.72
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.75	$9.28	17,491.25
Oppenheimer International Growth Fund/VA Service Class	$9.26	$9.44	519,223.80
Oppenheimer Main Street Fund/VA Service Class	$10.91	$10.52	30,065.17
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.32	$10.13	66,454.27
PIMCO All Asset Portfolio Advisor Class	$10.45	$9.38	405,246.47
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$6.47	$4.75	884,393.54
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.18	$9.83	71,726.30
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class (Added July 31, 2015)	$10.00	$9.98	12,663.92
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.54	$9.04	39,757.71
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.45	$9.32	29,252.54
PIMCO High Yield Portfolio Advisor Class	$11.44	$11.11	308,838.53
PIMCO Low Duration Portfolio Advisor Class	$10.09	$9.99	1,193,155.24
PIMCO Real Return Portfolio Advisor Class	$9.53	$9.16	1,397,334.09
PIMCO Short-Term Portfolio Advisor Class	$9.90	$9.89	4,769,035.19
PIMCO Total Return Portfolio Advisor Class	$10.50	$10.41	2,871,785.43
PIMCO Unconstrained Bond Portfolio Advisor Class (Added July 31, 2015)	$10.00	$9.70	78,440.17
Pioneer Bond VCT Portfolio Class II	$10.90	$10.78	2,319,211.48
Pioneer Equity Income VCT Portfolio Class II	$14.52	$14.38	86,956.50
Pioneer Fund VCT Portfolio Class II	$14.39	$14.17	18,672.10
Pioneer High Yield VCT Portfolio Class II	$11.54	$10.92	142,413.43
Pioneer Strategic Income VCT Portfolio Class II	$10.79	$10.50	839,147.18
Power Income VIT Fund Class 2	$13.02	$9.67	185,533.66
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$14.52	$13.63	14,490.04
Prudential Series Fund Natural Resources Portfolio Class II	$7.19	$5.05	19,054.00
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.91	$13.38	40,472.55
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$12.33	$11.52	42,783.83
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.53	$9.10	45,398.30
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.71	$11.93	895,461.37
Rydex VIF Biotechnology Fund	$19.03	$20.41	109,138.50
Rydex VIF S&P 500 Pure Growth Fund	$15.71	$15.70	79,222.81
Rydex VIF S&P MidCap 400 Pure Growth Fund	$12.98	$13.00	47,354.03
T. Rowe Price Blue Chip Growth Portfolio-II (Added July 31, 2015)	$10.00	$9.89	89,460.08
T. Rowe Price Health Sciences Portfolio-II (Added July 31, 2015)	$10.00	$9.09	46,491.02
Templeton Developing Markets Fund Class 2	$8.73	$6.94	549,561.84
Templeton Foreign VIP Fund Class 2	$11.21	$10.36	1,746,130.81
Templeton Global Bond VIP Fund Class 2	$10.75	$10.17	1,383,118.66
Transparent Value Directional Allocation VI Portfolio Class II	$9.66	$9.28	16,501.83
VanEck VIP Global Hard Assets Fund S	$8.57	$5.63	63,072.98
Western Asset Variable Core Bond Plus Portfolio Class II (Added July 31, 2015)	$10.00	$9.84	1,097,807.50
Western Asset Variable Global High Yield Bond Portfolio Class II	$11.18	$10.38	46,406.80

Table 2 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2014)	Accumulation Unit Value at End of Period (12/31/2015)	Number of Accumulation Units at End of Period
2015
AB VPS Dynamic Asset Allocation Portfolio B	$11.54	$11.23	49,355.62
AB VPS Real Estate Investment Portfolio B	$13.15	$13.06	126,808.13
AB VPS Small Cap Growth Portfolio B	$13.58	$13.19	1,473.61
AB VPS Small/Mid Cap Value Portfolio B	$15.36	$14.29	74,260.49
Alger Capital Appreciation Portfolio Class S	$15.36	$16.05	396,770.01
ALPS | Alerian Energy Infrastructure Portfolio Class III	$9.54	$5.84	116,145.08
ALPS | Red Rocks Listed Private Equity Class III	$10.00	$9.11	15,583.00
American Century VP Inflation Protection Fund II	$9.24	$8.89	107,969.63
American Century VP Mid Cap Value Fund II	$15.12	$14.69	434,337.03
American Century VP Ultra Fund II	$14.24	$14.90	34,321.48
American Century VP Value Fund II	$14.49	$13.72	2,554,682.97
American Funds IS Asset Allocation FundSM Class 4	$10.13	$10.11	400,904.79
American Funds IS Blue Chip Income and Growth FundSM Class 4	$10.53	$10.06	453,676.43
American Funds IS Capital Income BuilderSM Class 4	$9.77	$9.47	508,015.10
American Funds IS Global Growth FundSM Class 4	$9.93	$10.45	87,426.92
American Funds IS Global Growth and Income Fund SM Class 4	$9.90	$9.62	197,881.42
American Funds IS Global Small Capitalization FundSM Class 4	$9.73	$9.60	90,684.81
American Funds IS Growth FundSM Class 4	$10.26	$10.79	64,791.69
American Funds IS Growth-Income FundSM Class 4	$10.21	$10.20	106,873.27
American Funds IS International FundSM Class 4	$9.37	$8.80	86,771.68
American Funds IS International Growth and Income FundSM Class 4	$9.19	$8.53	85,294.42
American Funds IS New World Fund® Class 4	$8.71	$8.30	471,355.98
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	$10.07	$10.06	432,170.20
American Funds IS Ultra-Short Bond FundSM Class 4 Formerly American Funds IS Cash Management Fund	$9.92	$9.71	1,414,395.97
BlackRock Basic Value V.I. Fund Class III	$14.96	$13.85	185,904.75
BlackRock Capital Appreciation V.I. Fund Class III	$14.20	$14.94	99,756.71
BlackRock Equity Dividend V.I. Fund Class III	$13.75	$13.46	524,988.27
BlackRock Global Allocation V.I. Fund Class III	$11.42	$11.16	984,724.55
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$9.91	$9.66	61,289.39
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.83	$9.31	18,904.42
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	$10.02	$9.74	27,296.47
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$9.60	$8.84	25,830.74
BlackRock Large Cap Core V.I. Fund Class III	$14.45	$14.29	31,229.54
BlackRock Large Cap Growth V.I. Fund Class III	$14.81	$14.98	101,547.99
Calvert VP S&P 500 Index Portfolio	$14.43	$14.37	3,500.71
Calvert VP SRI Mid Cap Portfolio	$14.03	$13.38	55,232.22
ClearBridge Variable Aggressive Growth Portfolio Class II (Added July 31, 2015)	$10.00	$9.25	3,348.47
ClearBridge Variable Dividend Strategy Portfolio Class II	$13.82	$13.03	124,543.53
ClearBridge Variable Mid Cap Portfolio Class II Formerly ClearBridge Variable Mid Cap Core Portfolio	$14.79	$14.88	82,761.55
ClearBridge Variable Small Cap Growth Portfolio Class II	$14.75	$13.88	48,970.32
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$12.09	$12.25	49,802.06
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$11.43	$10.95	113,004.60
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$9.93	$9.66	661,087.49
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$10.45	$10.16	378,658.61
Deutsche Alternative Asset Allocation VIP-B	$10.40	$9.59	142,667.24
Deutsche Equity 500 Index VIP-B	$14.33	$14.26	402,397.63
Deutsche Global Small Cap VIP-B	$12.74	$12.68	36,003.20
Deutsche Large Cap Value VIP-B	$14.11	$12.92	19,896.17
Deutsche Small Cap Index VIP-B	$14.22	$13.35	65,262.08
Deutsche Small Mid Cap Value VIP-B	$13.83	$13.34	40,410.96
Eaton Vance VT Bond Fund Initial Class (Added July 31, 2015)	$10.00	$8.83	2,846.97
Eaton Vance VT Floating-Rate Income Fund	$10.55	$10.30	1,670,904.20
Eaton Vance VT Large-Cap Value Fund	$15.17	$14.78	78,046.75
Fidelity VIP Contrafund Portfolio Service Class 2	$14.78	$14.64	274,710.68
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.19	$9.02	109,436.55
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$11.76	$11.60	170,128.81
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$12.53	$12.40	111,797.21
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$13.13	$13.00	41,056.82
Fidelity VIP Government Money Market Portfolio Service Class 2 Formerly Fidelity VIP Money Market Portfolio	$9.63	$9.50	3,063,196.07
Fidelity VIP High Income Portfolio Service Class 2	$11.12	$10.55	282,996.68
Fidelity VIP Mid Cap Portfolio Service Class 2	$14.13	$13.71	237,991.82
Fidelity VIP Overseas Portfolio Service Class 2	$12.10	$12.33	103,181.96
Fidelity VIP Real Estate Portfolio Service Class 2	$14.11	$14.41	753,838.87
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.61	$10.27	430,042.46
Fidelity VIP Value Strategies Portfolio Service Class 2	$14.84	$14.17	143,873.56
First Investors Life Series International Fund	$10.22	$10.43	6,503.99
First Investors Life Series Opportunity Fund	$10.18	$9.96	507,260.31
First Investors Life Series Total Return Fund	$10.97	$10.65	21,791.57
Franklin Income VIP Fund Class 2	$11.77	$10.79	937,949.65
Franklin Mutual Global Discovery VIP Fund Class 2	$13.24	$12.59	251,348.29
Franklin Mutual Shares VIP Fund Class 2	$14.06	$13.19	278,242.20
Franklin Rising Dividends VIP Fund Class 2	$14.52	$13.80	411,812.80
Guggenheim VIF Global Managed Futures Strategy Fund	$10.17	$9.88	35,268.38
Guggenheim VIF Long Short Equity Fund	$11.54	$11.52	36,354.62
Guggenheim VIF Multi-Hedge Strategies Fund	$10.36	$10.41	131,097.55
Guggenheim VIF Small Cap Value Series Q	$13.42	$12.37	50,604.90
Ivy Funds VIP Asset Strategy	$11.96	$10.82	810,169.44
Ivy Funds VIP Balanced	$12.88	$12.67	711,195.78
Ivy Funds VIP Dividend Opportunities	$14.24	$13.76	138,371.67
Ivy Funds VIP Energy	$9.92	$7.62	169,362.47
Ivy Funds VIP Global Bond	$9.99	$9.59	129,441.36
Ivy Funds VIP Global Growth	$12.34	$12.59	77,428.95
Ivy Funds VIP Global Natural Resources	$8.09	$6.20	88,030.28
Ivy Funds VIP Growth	$15.15	$16.02	205,066.25
Ivy Funds VIP High Income	$10.43	$9.62	3,362,682.86
Ivy Funds VIP International Core Equity	$12.40	$12.12	279,171.98
Ivy Funds VIP Mid Cap Growth	$13.69	$12.73	240,132.34
Ivy Funds VIP Science and Technology	$16.94	$16.23	201,246.74
Ivy Funds VIP Small Cap Growth	$12.77	$12.84	322,279.02
Ivy Funds VIP Small Cap Value	$14.65	$13.64	383,316.34
Janus Aspen Balanced Portfolio Service Shares	$13.08	$12.96	262,692.37
Janus Aspen Enterprise Portfolio Service Shares	$12.06	$12.35	40,317.84
Janus Aspen Flexible Bond Portfolio Service Shares	$10.60	$10.45	259,294.06
Janus Aspen Global Research Portfolio Service Shares	$13.82	$13.29	17,270.36
Janus Aspen Global Technology Portfolio Service Shares	$14.68	$15.15	66,228.33
Janus Aspen Global Unconstrained Bond Portfolio Service Shares (Added July 31, 2015)	$10.00	$9.68	41,673.75
Janus Aspen Janus Portfolio Service Shares	$14.75	$15.29	13,402.53
Janus Aspen Overseas Portfolio Service Shares	$8.86	$7.97	15,128.01
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$13.29	$12.62	138,561.16
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.97	$11.75	136,097.83
Lazard Retirement International Equity Portfolio Service Shares	$11.84	$11.88	36,585.98
Lord Abbett Series Fund Bond Debenture Portfolio VC	$11.19	$10.87	772,107.65
Lord Abbett Series Fund Developing Growth Portfolio VC	$15.05	$13.63	83,035.18
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$14.28	$13.60	75,981.80
Lord Abbett Series Fund Short Duration Income Portfolio VC (Added July 31, 2015)	$10.00	$9.88	118,520.50
MFS VIT II Blended Research Core Equity Portfolio Service Class (Added July 31, 2015)	$10.00	$9.62	5,585.84
MFS VIT II Corporate Bond Portfolio Service Class	$10.34	$10.14	122,760.24
MFS VIT II Emerging Markets Equity Portfolio Service Class	$8.99	$7.71	30,390.43
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.48	$11.05	60,954.68
MFS VIT II International Value Portfolio Service Class	$13.51	$14.17	225,374.34
MFS VIT II Technology Portfolio Service Class	$14.12	$15.39	145,560.68
MFS VIT New Discovery Portfolio Service Class	$13.01	$12.56	63,276.02
MFS VIT Utilities Portfolio Service Class	$14.18	$11.93	209,927.10
Oppenheimer Core Bond Fund/VA Service Class	$10.12	$10.06	167,193.33
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$10.48	$10.99	12,932.44
Oppenheimer Global Fund/VA Service Class	$9.79	$10.01	26,685.72
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.74	$9.26	17,491.25
Oppenheimer International Growth Fund/VA Service Class	$9.25	$9.41	519,223.80
Oppenheimer Main Street Fund/VA Service Class	$10.90	$10.49	30,065.17
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.31	$10.10	66,454.27
PIMCO All Asset Portfolio Advisor Class	$10.44	$9.36	405,246.47
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$6.46	$4.74	884,393.54
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.18	$9.80	71,726.30
PIMCO Foreign Bond (USD-Hedged) Portfolio[1] Advisor Class	$10.00	$9.97	12,663.92
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.53	$9.01	39,757.71
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.44	$9.29	29,252.54
PIMCO High Yield Portfolio Advisor Class	$11.43	$11.08	308,838.53
PIMCO Low Duration Portfolio Advisor Class	$10.08	$9.96	1,193,155.24
PIMCO Real Return Portfolio Advisor Class	$9.53	$9.14	1,397,334.09
PIMCO Short-Term Portfolio Advisor Class	$9.89	$9.86	4,769,035.19
PIMCO Total Return Portfolio Advisor Class	$10.49	$10.38	2,871,785.43
PIMCO Unconstrained Bond Portfolio Advisor Class (Added July 31, 2015)	$10.00	$9.69	78,440.17
Pioneer Bond VCT Portfolio Class II	$10.89	$10.75	2,319,211.48
Pioneer Equity Income VCT Portfolio Class II	$14.51	$14.34	86,956.50
Pioneer Fund VCT Portfolio Class II	$14.38	$14.13	18,672.10
Pioneer High Yield VCT Portfolio Class II	$11.53	$10.89	142,413.43
Pioneer Strategic Income VCT Portfolio Class II	$10.78	$10.47	839,147.18
Power Income VIT Fund Class 2	$10.03	$9.65	185,533.66
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.01	$13.59	14,490.04
Prudential Series Fund Natural Resources Portfolio Class II	$7.18	$5.04	19,054.00
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.90	$13.34	40,472.55
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$12.32	$11.49	42,783.83
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.52	$9.07	45,398.30
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.69	$11.89	895,461.37
Rydex VIF Biotechnology Fund	$19.01	$20.35	109,138.50
Rydex VIF S&P 500 Pure Growth Fund	$15.70	$15.65	79,222.81
Rydex VIF S&P MidCap 400 Pure Growth Fund	$12.97	$12.97	47,354.03
T. Rowe Price Blue Chip Growth Portfolio-II (Added July 31, 2015)	$10.00	$9.88	89,460.08
T. Rowe Price Health Sciences Portfolio-II (Added July 31, 2015)	$10.00	$9.08	46,491.02
Templeton Developing Markets Fund Class 2	$8.73	$6.92	549,561.84
Templeton Foreign VIP Fund Class 2	$11.20	$10.34	1,746,130.81
Templeton Global Bond VIP Fund Class 2	$10.74	$10.14	1,383,118.66
Transparent Value Directional Allocation VI Portfolio Class II	$9.65	$9.26	16,501.83
VanEck VIP Global Hard Assets Fund S	$8.57	$5.61	63,072.98
Western Asset Variable Core Bond Plus Portfolio Class II (Added July 31, 2015)	$10.00	$9.83	1,097,807.50
Western Asset Variable Global High Yield Bond Portfolio Class II	$11.17	$10.35	46,406.80

Table 1 - Base Contract with Optional Value Endorsement – 1.15% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (07/30/2014)	Accumulation Unit Value at End of Period (12/31/2014)	Number of Accumulation Units at End of Period
2014
Alger Capital Appreciation Portfolio Class S	$14.70	$15.38	198,215.83
AB VPS Dynamic Asset Allocation Portfolio B	$11.55	$11.54	38,218.77
AB VPS Real Estate Investment Portfolio B	$12.18	$13.16	55,848.37
AB VPS Small Cap Growth Portfolio B	$13.62	$13.59	802.54
AB VPS Small/Mid Cap Value Portfolio B	$14.95	$15.37	55,483.31
ALPS | Alerian Energy Infrastructure Portfolio Class III (Added July 30, 2014)	$10.00	$9.55	33,579.01
American Century VP Inflation Protection Fund II	$9.48	$9.24	74,311.92
American Century VP Mid Cap Value Fund II	$14.30	$15.14	290,008.09
American Century VP Ultra Fund II	$13.64	$14.25	21,972.53
American Century VP Value Fund II	$14.04	$14.50	1,231,859.16
American Funds IS Asset Allocation FundSM Class 4 (Added July 30, 2014)	$10.00	$10.14	29,175.33
American Funds IS Blue Chip Income and Growth FundSM Class 4 (Added July 30, 2014)	$10.00	$10.54	145,289.71
American Funds IS Cash Management FundSM Class 4 (Added July 30, 2014)	$10.00	$9.93	641,895.10
American Funds IS Capital Income BuilderSM Class 4	$10.00	$9.78	62,807.02
American Funds IS Global Growth FundSM Class 4 (Added July 30, 2014)	$10.00	$9.94	9,370.58
American Funds IS Global Growth and Income Fund SM Class 4 (Added July 30, 2014)	$10.00	$9.91	11,931.72
American Funds IS Global Small Capitalization FundSM Class 4 (Added July 30, 2014)	$10.00	$9.74	3,518.97
American Funds IS Growth FundSM Class 4 (Added July 30, 2014)	$10.00	$10.27	10,808.65
American Funds IS Growth-Income FundSM Class 4 (Added July 30, 2014)	$10.00	$10.22	20,264.37
American Funds IS International FundSM Class 4 (Added July 30, 2014)	$10.00	$9.37	14,186.91
American Funds IS International Growth and Income FundSM Class 4 (Added July 30, 2014)	$10.00	$9.19	5,683.71
American Funds IS New World Fund® Class 4 (Added July 30, 2014)	$10.00	$8.72	102,276.04
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4 (Added July 30, 2014)	$10.00	$10.08	33,685.74
BlackRock Basic Value V.I. Fund Class III	$14.80	$14.97	108,625.87
BlackRock Capital Appreciation V.I. Fund Class III	$13.38	$14.21	46,009.41
BlackRock Equity Dividend V.I. Fund Class III	$13.22	$13.76	315,919.77
BlackRock Global Allocation V.I. Fund Class III	$11.68	$11.43	514,994.78
BlackRock iShares® Alternative Strategies V.I. Fund Class III (Added July 30, 2014)	$10.00	$9.92	31,772.37
BlackRock iShares® Dynamic Allocation V.I. Fund Class III (Added July 30, 2014)	$10.00	$9.84	1,014.18
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III (Added July 30, 2014)	$10.00	$10.02	6,742.77
BlackRock iShares® Equity Appreciation V.I. Fund Class III (Added July 30, 2014)	$10.00	$9.61	1,249.91
BlackRock Large Cap Core V.I. Fund Class III	$13.79	$14.46	21,283.77
BlackRock Large Cap Growth V.I. Fund Class III	$14.00	$14.82	95,813.59
Calvert VP S&P 500 Index Portfolio	$13.78	$14.44	1,179.12
Calvert VP SRI Mid Cap Portfolio	$13.42	$14.04	8,965.81
ClearBridge Variable Dividend Strategy Portfolio Class II Formerly ClearBridge Variable Equity Income Portfolio	$13.12	$13.83	30,267.19
ClearBridge Variable Mid Cap Core Portfolio Class II	$14.32	$14.80	40,492.64
ClearBridge Variable Small Cap Growth Portfolio Class II	$13.85	$14.76	25,304.37
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$11.56	$12.10	15,255.47
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$11.27	$11.44	61,828.33
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$10.72	$9.93	338,548.00
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$10.55	$10.46	118,885.82
Deutsche Alternative Asset Allocation VIP-B	$10.68	$10.41	72,577.44
Deutsche Equity 500 Index VIP-B	$13.69	$14.34	111,798.12
Deutsche Global Small Cap VIP-B	$13.34	$12.75	34,976.64
Deutsche Large Cap Value VIP-B	$13.87	$14.12	16,036.93
Deutsche Small Cap Index VIP-B	$13.54	$14.23	39,502.38
Deutsche Small Mid Cap Value VIP-B	$13.62	$13.84	22,419.19
Eaton Vance VT Floating-Rate Income Fund	$10.69	$15.18	39,486.29
Eaton Vance VT Large-Cap Value Fund	$14.88	$15.18	39,486.29
Fidelity VIP Contrafund Portfolio Service Class 2	$14.19	$14.79	154,497.37
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.97	$10.20	62,755.96
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$11.69	$11.77	75,093.65
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$12.49	$12.54	12,026.96
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$13.10	$13.14	16,886.34
Fidelity VIP High Income Portfolio Service Class 2	$11.53	$11.13	141,548.20
Fidelity VIP Mid Cap Portfolio Service Class 2	$13.92	$14.14	134,014.99
Fidelity VIP Money Market Portfolio Service Class 2	$9.68	$9.63	5,157,828.26
Fidelity VIP Overseas Portfolio Service Class 2	$13.04	$12.11	29,652.88
Fidelity VIP Real Estate Portfolio Service Class 2	$13.10	$14.12	504,394.71
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.85	$10.62	303,412.25
Fidelity VIP Value Strategies Portfolio Service Class 2	$14.81	$14.85	75,533.00
First Investors Life Series International Fund	$10.81	$10.23	5,097.27
First Investors Life Series Opportunity Fund (Added July 30, 2014)	$10.00	$10.19	117,034.38
First Investors Life Series Total Return Fund	$10.86	$10.98	15,266.20
Franklin Income VIP Fund Class 2	$12.29	$11.78	659,806.01
Franklin Mutual Global Discovery VIP Fund Class 2	$13.42	$13.26	133,532.64
Franklin Mutual Shares VIP Fund Class 2	$14.19	$14.07	190,490.20
Franklin Rising Dividends VIP Fund Class 2	$13.83	$14.53	267,051.34
Guggenheim VIF Global Managed Futures Strategy Fund	$9.24	$10.18	10,740.77
Guggenheim VIF Long Short Equity Fund	$11.04	$11.55	9,272.87
Guggenheim VIF Multi-Hedge Strategies Fund	$10.11	$10.37	50,830.82
Guggenheim VIF Small Cap Value Series Q	$13.59	$13.43	36,129.65
Ivy Funds VIP Asset Strategy	$12.60	$11.97	533,290.83
Ivy Funds VIP Balanced	$12.52	$12.89	444,064.23
Ivy Funds VIP Dividend Opportunities	$13.78	$14.25	66,030.07
Ivy Funds VIP Energy	$12.95	$9.92	98,942.69
Ivy Funds VIP Global Bond	$10.38	$10.00	70,926.78
Ivy Funds VIP Global Growth	$12.92	$12.35	37,314.51
Ivy Funds VIP Global Natural Resources	$10.56	$8.10	34,481.16
Ivy Funds VIP Growth	$14.58	$15.17	59,688.65
Ivy Funds VIP High Income	$10.76	$10.44	1,936,974.88
Ivy Funds VIP International Core Equity	$13.23	$12.41	118,173.53
Ivy Funds VIP Mid Cap Growth	$13.00	$13.70	113,647.61
Ivy Funds VIP Science and Technology	$17.13	$16.95	121,906.88
Ivy Funds VIP Small Cap Growth	$12.54	$12.78	68,859.66
Ivy Funds VIP Small Cap Value	$14.19	$14.66	223,992.93
Janus Aspen Balanced Portfolio Service Shares	$12.75	$13.09	162,839.08
Janus Aspen Enterprise Portfolio Service Shares	$11.26	$12.07	15,114.98
Janus Aspen Flexible Bond Portfolio Service Shares	$10.56	$10.61	132,149.87
Janus Aspen Global Research Portfolio Service Shares	$13.71	$13.83	8,235.85
Janus Aspen Global Technology Portfolio Service Shares	$14.22	$14.69	11,190.52
Janus Aspen Janus Portfolio Service Shares	$13.81	$14.76	7,439.54
Janus Aspen Overseas Portfolio Service Shares	$10.50	$8.87	4,615.00
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$13.02	$13.30	98,327.97
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$12.15	$11.98	47,001.79
Lazard Retirement International Equity Portfolio Service Shares	$12.72	$11.85	26,168.66
Lord Abbett Series Fund Bond Debenture Portfolio VC	$11.29	$11.20	314,677.57
Lord Abbett Series Fund Developing Growth Portfolio VC	$14.34	$15.07	34,856.77
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$13.85	$14.29	33,045.96
MFS VIT II Corporate Bond Portfolio Service Class Formerly MFS VIT II Bond Portfolio	$10.29	$10.34	78,627.68
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.33	$8.99	16,079.86
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.60	$11.49	39,364.55
MFS VIT II International Value Portfolio Service Class	$14.04	$13.52	90,225.07
MFS VIT II Technology Portfolio Service Class	$13.60	$14.13	12,841.83
MFS VIT New Discovery Portfolio Service Class	$13.27	$13.02	29,198.16
MFS VIT Utilities Portfolio Service Class	$14.41	$14.19	124,306.51
Oppenheimer Core Bond Fund/VA Service Class (Added July 30, 2014)	$10.00	$10.13	37,255.43
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class (Added July 30, 2014)	$10.00	$10.48	331.31
Oppenheimer Global Fund/VA Service Class (Added July 30, 2014)	$10.00	$9.80	1,405.85
Oppenheimer Global Multi-Alternatives Fund/VA Service Class Formerly Oppenheimer Diversified Alternatives Fund (Added July 30, 2014)	$10.00	$9.75	10,422.89
Oppenheimer International Growth Fund/VA Service Class (Added July 30, 2014)	$10.00	$9.26	91,686.24
Oppenheimer Main Street Fund/VA Service Class (Added July 30, 2014)	$10.00	$10.91	22,933.35
Oppenheimer Main Street Small Cap Fund/VA Service Class (Added July 30, 2014)	$10.00	$10.32	419.84
PIMCO All Asset Portfolio Advisor Class	$11.14	$10.45	284,949.11
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$8.35	$6.47	893,408.48
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.88	$10.18	46,746.80
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.92	$9.54	23,210.11
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.65	$9.45	25,207.70
PIMCO High Yield Portfolio Advisor Class	$11.56	$11.44	284,359.84
PIMCO Low Duration Portfolio Advisor Class	$10.31	$10.09	510,356.66
PIMCO Real Return Portfolio Advisor Class	$9.91	$9.53	839,549.00
PIMCO Short-Term Portfolio Advisor Class	$9.95	$9.90	2,799,179.12
PIMCO Total Return Portfolio Advisor Class	$10.38	$10.50	3,059,182.21
Pioneer Bond VCT Portfolio Class II	$10.81	$10.90	634,858.98
Pioneer Equity Income VCT Portfolio Class II	$13.65	$14.52	39,709.30
Pioneer Fund VCT Portfolio Class II	$13.84	$14.39	8,697.93
Pioneer High Yield VCT Portfolio Class II	$12.17	$11.54	119,935.17
Pioneer Strategic Income VCT Portfolio Class II	$10.94	$10.79	478,058.90
Power Income VIT Fund Class 2	$10.40	$13.02	14,709.20
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.04	$14.52	39,709.30
Prudential Series Fund Natural Resources Portfolio Class II	$10.36	$7.19	12,171.95
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.10	$13.91	42,681.44
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.67	$10.53	23,031.73
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.17	$13.71	392,454.09
Rydex VIF Biotechnology Fund	$16.47	$19.03	42,958.39
Rydex VIF S&P 500 Pure Growth Fund	$15.52	$15.71	42,583.98
Rydex VIF S&P MidCap 400 Pure Growth Fund	$13.15	$12.98	13,975.03
Templeton Developing Markets Fund Class 2	$9.85	$8.73	449,080.01
Templeton Foreign VIP Fund Class 2	$12.99	$11.21	978,804.88
Templeton Global Bond VIP Fund Class 2	$10.97	$10.75	766,071.62
Transparent Value Directional Allocation VI Portfolio Class II (Added July 30, 2014)	$10.00	$9.66	12,031.93
Van Eck VIP Global Hard Assets Fund S	$12.03	$8.57	12,741.31
Western Asset Variable Global High Yield Bond Portfolio Class II	$12.02	$11.18	43,352.87
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II Formerly Legg Mason Dynamic Multi-Strategy VIT Portfolio	$12.30	$12.33	23,031.73

Table 2 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2013)	Accumulation Unit Value at End of Period (12/31/2014)	Number of Accumulation Units at End of Period
2014
Alger Capital Appreciation Portfolio Class S	$13.73	$15.36	198,215.83
AB VPS Dynamic Asset Allocation Portfolio B	$11.22	$11.54	38,218.78
AB VPS Real Estate Investment Portfolio B	$10.67	$13.15	55,848.37
AB VPS Small Cap Growth Portfolio B	$14.05	$13.58	802.55
AB VPS Small/Mid Cap Value Portfolio B	$14.29	$15.36	55,483.32
ALPS | Alerian Energy Infrastructure Portfolio Class III (Added July 30, 2014)	$10.00	$9.54	33,579.02
American Century VP Inflation Protection Fund II	$9.06	$9.24	74,311.92
American Century VP Mid Cap Value Fund II	$13.19	$15.12	290,008.10
American Century VP Ultra Fund II	$13.14	$14.24	21,972.54
American Century VP Value Fund II	$13.01	$14.49	1,231,859.17
American Funds IS Asset Allocation FundSM Class 4 (Added July 30, 2014)	$10.00	$10.13	29,175.33
American Funds IS Blue Chip Income and Growth FundSM Class 4 (Added July 30, 2014)	$10.00	$10.53	145,289.71
American Funds IS Cash Management FundSM Class 4 (Added July 30, 2014)	$10.00	$9.92	641,895.10
American Funds IS Capital Income BuilderSM Class 4	$10.00	$9.77	62,807.02
American Funds IS Global Growth FundSM Class 4 (Added July 30, 2014)	$10.00	$9.93	9,370.58
American Funds IS Global Growth and Income Fund SM Class 4 (Added July 30, 2014)	$10.00	$9.90	11,931.72
American Funds IS Global Small Capitalization FundSM Class 4 (Added July 30, 2014)	$10.00	$9.73	3,518.97
American Funds IS Growth FundSM Class 4 (Added July 30, 2014)	$10.00	$10.26	10,808.65
American Funds IS Growth-Income FundSM Class 4 (Added July 30, 2014)	$10.00	$10.21	20,264.37
American Funds IS International FundSM Class 4 (Added July 30, 2014)	$10.00	$9.37	14,186.91
American Funds IS International Growth and Income FundSM Class 4 (Added July 30, 2014)	$10.00	$9.19	5,683.71
American Funds IS New World Fund® Class 4 (Added July 30, 2014)	$10.00	$8.71	102,276.04
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4 (Added July 30, 2014)	$10.00	$10.07	33,685.74
BlackRock Basic Value V.I. Fund Class III	$13.83	$14.96	108,625.87
BlackRock Capital Appreciation V.I. Fund Class III	$13.26	$14.20	46,009.41
BlackRock Equity Dividend V.I. Fund Class III	$12.78	$13.75	315,919.77
BlackRock Global Allocation V.I. Fund Class III	$11.36	$11.42	514,994.78
BlackRock iShares® Alternative Strategies V.I. Fund Class III (Added July 30, 2014)	$10.00	$9.91	31,772.37
BlackRock iShares® Dynamic Allocation V.I. Fund Class III (Added July 30, 2014)	$10.00	$9.83	1,014.18
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III (Added July 30, 2014)	$10.00	$10.02	6,742.77
BlackRock iShares® Equity Appreciation V.I. Fund Class III (Added July 30, 2014)	$10.00	$9.60	1,249.91
BlackRock Large Cap Core V.I. Fund Class III	$13.07	$14.45	21,283.77
BlackRock Large Cap Growth V.I. Fund Class III	$13.17	$14.81	95,813.59
Calvert VP S&P 500 Index Portfolio	$13.30	$14.43	1,179.12
Calvert VP SRI Mid Cap Portfolio	$13.15	$14.03	8,965.81
ClearBridge Variable Dividend Strategy Portfolio Class II Formerly ClearBridge Variable Equity Income Portfolio	$12.34	$13.82	30,267.19
ClearBridge Variable Mid Cap Core Portfolio Class II	$13.90	$14.79	40,492.64
ClearBridge Variable Small Cap Growth Portfolio Class II	$14.40	$14.75	25,304.37
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$10.86	$12.09	15,255.47
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$10.55	$11.43	61,828.33
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$9.92	$9.93	338,548.00
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$10.23	$10.45	118,885.82
Deutsche Alternative Asset Allocation VIP-B	$10.21	$10.40	72,577.44
Deutsche Equity 500 Index VIP-B	$12.84	$14.33	111,798.12
Deutsche Global Small Cap VIP-B	$13.50	$12.74	34,976.64
Deutsche Large Cap Value VIP-B	$12.96	$14.11	16,036.93
Deutsche Small Cap Index VIP-B	$13.79	$14.22	39,502.38
Deutsche Small Mid Cap Value VIP-B	$13.34	$13.83	22,419.19
Eaton Vance VT Floating-Rate Income Fund	$10.63	$10.55	1,155,623.21
Eaton Vance VT Large-Cap Value Fund	$13.43	$15.17	39,486.29
Fidelity VIP Contrafund Portfolio Service Class 2	$13.41	$14.78	154,497.37
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.21	$10.19	62,755.96
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$11.36	$11.76	75,093.65
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$12.08	$12.53	12,026.96
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$12.67	$13.13	16,886.34
Fidelity VIP High Income Portfolio Service Class 2	$11.17	$11.12	141,548.20
Fidelity VIP Mid Cap Portfolio Service Class 2	$13.50	$14.13	134,014.99
Fidelity VIP Money Market Portfolio Service Class 2	$9.76	$9.63	5,157,828.26
Fidelity VIP Overseas Portfolio Service Class 2	$13.37	$12.10	29,652.88
Fidelity VIP Real Estate Portfolio Service Class 2	$11.02	$14.11	504,394.71
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.40	$10.61	303,412.25
Fidelity VIP Value Strategies Portfolio Service Class 2	$14.12	$14.84	75,533.00
First Investors Life Series International Fund	$10.12	$10.22	5,097.27
First Investors Life Series Opportunity Fund (Added July 30, 2014)	$10.00	$10.18	117,034.38
First Investors Life Series Total Return Fund	$10.49	$10.97	15,266.20
Franklin Income VIP Fund Class 2	$11.40	$11.77	659,806.01
Franklin Mutual Global Discovery VIP Fund Class 2	$12.70	$13.24	133,532.64
Franklin Mutual Shares VIP Fund Class 2	$13.31	$14.06	190,490.20
Franklin Rising Dividends VIP Fund Class 2	$13.54	$14.52	267,051.34
Guggenheim VIF Global Managed Futures Strategy Fund	$9.20	$10.17	10,740.77
Guggenheim VIF Long Short Equity Fund	$11.38	$11.54	9,272.87
Guggenheim VIF Multi-Hedge Strategies Fund	$10.03	$10.36	50,830.82
Guggenheim VIF Small Cap Value Series Q	$13.80	$13.42	36,129.65
Ivy Funds VIP Asset Strategy	$12.80	$11.96	533,290.83
Ivy Funds VIP Balanced	$12.14	$12.88	444,064.23
Ivy Funds VIP Dividend Opportunities	$13.14	$14.24	66,030.07
Ivy Funds VIP Energy	$11.24	$9.92	98,942.69
Ivy Funds VIP Global Bond	$10.10	$9.99	70,926.78
Ivy Funds VIP Global Growth	$9.43	$12.34	37,314.51
Ivy Funds VIP Global Natural Resources	$13.74	$8.09	34,481.16
Ivy Funds VIP Growth	$10.38	$15.15	59,688.65
Ivy Funds VIP High Income	$12.39	$10.43	1,936,974.88
Ivy Funds VIP International Core Equity	$12.39	$12.40	118,173.53
Ivy Funds VIP Mid Cap Growth	$12.87	$13.69	113,647.61
Ivy Funds VIP Science and Technology	$16.68	$16.94	121,906.88
Ivy Funds VIP Small Cap Growth	$12.74	$12.77	68,859.66
Ivy Funds VIP Small Cap Value	$13.87	$14.65	223,992.93
Janus Aspen Balanced Portfolio Service Shares	$12.25	$13.08	162,839.08
Janus Aspen Enterprise Portfolio Service Shares	$10.89	$12.06	15,114.98
Janus Aspen Flexible Bond Portfolio Service Shares	$10.26	$10.60	132,149.87
Janus Aspen Global Research Portfolio Service Shares	$13.07	$13.82	8,235.85
Janus Aspen Global Technology Portfolio Service Shares	$13.60	$14.68	11,190.52
Janus Aspen Janus Portfolio Service Shares	$13.26	$14.75	7,439.54
Janus Aspen Overseas Portfolio Service Shares	$10.22	$8.86	4,615.00
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$12.42	$13.29	98,327.97
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.81	$11.97	47,001.79
Lazard Retirement International Equity Portfolio Service Shares	$12.52	$11.84	26,168.66
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.87	$11.19	314,677.57
Lord Abbett Series Fund Developing Growth Portfolio VC	$14.71	$15.05	34,856.77
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$13.51	$14.28	33,045.96
MFS VIT II Corporate Bond Portfolio Service Class Formerly MFS VIT II Bond Portfolio	$9.92	$10.34	78,627.68
MFS VIT II Emerging Markets Equity Portfolio Service Class	$9.79	$8.99	16,079.86
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.16	$11.48	39,364.55
MFS VIT II International Value Portfolio Service Class	$13.54	$13.51	90,225.07
MFS VIT II Technology Portfolio Service Class	$14.25	$14.12	12,841.83
MFS VIT New Discovery Portfolio Service Class	$12.96	$13.01	29,198.16
MFS VIT Utilities Portfolio Service Class	$12.76	$14.18	124,306.51
Oppenheimer Core Bond Fund/VA Service Class (Added July 30, 2014)	$10.00	$10.12	37,255.43
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class (Added July 30, 2014)	$10.00	$10.48	331.31
Oppenheimer Global Fund/VA Service Class (Added July 30, 2014)	$10.00	$9.79	1,405.85
Oppenheimer Global Multi-Alternatives Fund/VA Service Class Formerly Oppenheimer Diversified Alternatives Fund (Added July 30, 2014)	$10.00	$9.74	10,422.89
Oppenheimer International Growth Fund/VA Service Class (Added July 30, 2014)	$10.00	$9.25	91,686.24
Oppenheimer Main Street Fund/VA Service Class (Added July 30, 2014)	$10.00	$10.90	22,933.35
Oppenheimer Main Street Small Cap Fund/VA Service Class (Added July 30, 2014)	$10.00	$10.31	419.84
PIMCO All Asset Portfolio Advisor Class	$10.54	$10.44	284,949.11
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$8.05	$6.46	893,408.48
PIMCO Emerging Markets Bond Portfolio Advisor Class	$8.05	$10.18	46,746.80
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.17	$9.53	23,210.11
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.46	$9.44	25,207.70
PIMCO High Yield Portfolio Advisor Class	$9.15	$11.43	284,359.84
PIMCO Low Duration Portfolio Advisor Class	$10.14	$10.08	510,356.66
PIMCO Real Return Portfolio Advisor Class	$9.38	$9.53	839,549.00
PIMCO Short-Term Portfolio Advisor Class	$9.97	$9.89	2,799,179.12
PIMCO Total Return Portfolio Advisor Class	$10.20	$10.49	3,059,182.21
Pioneer Bond VCT Portfolio Class II	$10.44	$10.89	634,858.98
Pioneer Equity Income VCT Portfolio Class II	$13.04	$14.51	39,709.30
Pioneer Fund VCT Portfolio Class II	$13.16	$14.38	8,697.93
Pioneer High Yield VCT Portfolio Class II	$11.72	$11.53	119,935.17
Pioneer Strategic Income VCT Portfolio Class II	$10.54	$10.78	478,058.90
Power Income VIT Fund Class 2	$10.28	$10.03	221,762.89
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$12.36	$13.01	14,709.20
Prudential Series Fund Natural Resources Portfolio Class II	$9.07	$7.18	12,171.95
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$12.91	$13.90	42,681.44
Royce Capital Fund - Micro-Cap Portfolio Service Class	$11.09	$10.52	35,915.66
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.49	$13.69	392,454.09
Rydex VIF Biotechnology Fund	$14.52	$19.01	42,958.39
Rydex VIF S&P 500 Pure Growth Fund	$14.15	$15.70	42,583.98
Rydex VIF S&P MidCap 400 Pure Growth Fund	$13.36	$12.97	13,975.03
Templeton Developing Markets Fund Class 2	$9.65	$8.73	449,080.01
Templeton Foreign VIP Fund Class 2	$12.78	$11.20	978,804.88
Templeton Global Bond VIP Fund Class 2	$10.69	$10.74	766,071.62
Transparent Value Directional Allocation VI Portfolio Class II (Added July 30, 2014)	$10.00	$9.65	12,031.93
Van Eck VIP Global Hard Assets Fund S	$10.77	$8.57	12,741.31
Western Asset Variable Global High Yield Bond Portfolio Class II	$11.49	$11.17	43,352.87
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II Formerly Legg Mason Dynamic Multi-Strategy VIT Portfolio	$11.74	$12.32	23,031.73

Table 1 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2012)	Accumulation Unit Value at End of Period (12/31/2013)	Number of Accumulation Units at End of Period
2013
Alger Capital Appreciation Portfolio Class S	$10.32	$13.73	78,132.55
AllianceBernstein VPS Dynamic Asset Allocation Portfolio B	$10.16	$11.22	25,913.09
AllianceBernstein VPS Real Estate Investment Portfolio B	$10.40	$10.67	32,192.79
AllianceBernstein VPS Small Cap Growth Portfolio B	$9.80	$14.05	1,153.61
AllianceBernstein VPS Small/Mid Cap Value Portfolio B	$10.52	$14.29	32,765.78
American Century VP Inflation Protection Fund II	$10.04	$9.06	39,801.04
American Century VP Mid Cap Value Fund II	$10.92	$13.19	80,457.67
American Century VP Ultra Fund II	$9.73	$13.14	8,947.53
American Century VP Value Fund II	$10.03	$13.01	303,731.43
BlackRock Basic Value V.I. Fund Class III	$10.19	$13.83	25,092.36
BlackRock Capital Appreciation V.I. Fund Class III	$10.08	$13.26	12,026.83
BlackRock Equity Dividend V.I. Fund Class III	$10.44	$12.78	167,038.11
BlackRock Global Allocation V.I. Fund Class III	$10.06	$11.36	214,205.86
BlackRock Large Cap Core V.I. Fund Class III	$9.94	$13.07	4,028.08
BlackRock Large Cap Growth V.I. Fund Class III	$9.99	$13.17	7,863.16
Calvert VP S&P 500 Index Portfolio	$10.28	$13.30	10,069.78
Calvert VP SRI Mid Cap Portfolio	$10.26	$13.15	5,235.81
ClearBridge Variable Equity Income Portfolio Class II	$9.95	$12.34	7,680.37
ClearBridge Variable Mid Cap Core Portfolio Class II	$10.28	$13.90	7,257.64
ClearBridge Variable Small Cap Growth Portfolio Class II	$9.95	$14.40	12,285.58
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2 (Added August 1, 2013)	$10.00	$10.86	1,656.87
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2 (Added August 1, 2013)	$10.00	$10.55	4,711.55
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2 (Added August 1, 2013)	$10.00	$9.92	63,423.83
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2 (Added August 1, 2013)	$10.00	$10.23	7,939.85
DWS Alternative Asset Allocation VIP Portfolio Class B	$10.28	$10.21	25,006.94
DWS Equity 500 Index VIP Class B	$9.89	$12.84	18,947.60
DWS Global Small Cap VIP Class B Formerly DWS Global Small Cap Growth VIP Class B	$10.08	$13.50	10,178.97
DWS Large Cap Value VIP Class B	$10.06	$12.96	3,873.17
DWS Small Cap Index VIP Class B	$10.11	$13.79	21,139.01
DWS Small Mid Cap Value VIP Class B	$10.03	$13.34	17,235.17
Eaton Vance VT Floating-Rate Income Fund	$10.37	$10.63	626,174.78
Eaton Vance VT Large-Cap Value Fund	$10.58	$13.43	12,965.18
Fidelity VIP Contrafund Portfolio Service Class 2	$10.38	$13.41	77,772.58
Fidelity VIP Emerging Markets Portfolio Service Class 2	$9.98	$10.21	29,483.30
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$10.04	$11.36	24,624.03
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$10.08	$12.08	2,226.08
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$10.07	$12.67	9,337.73
Fidelity VIP High Income Portfolio Service Class 2	$10.71	$11.17	81,745.70
Fidelity VIP Mid Cap Portfolio Service Class 2	$10.07	$13.50	52,187.19
Fidelity VIP Money Market Portfolio Service Class 2	$9.89	$9.76	8,842,912.66
Fidelity VIP Overseas Portfolio Service Class 2	$10.41	$13.37	4,321.72
Fidelity VIP Real Estate Portfolio Service Class 2	$10.99	$11.02	213,544.46
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.54	$10.40	158,102.60
Fidelity VIP Value Strategies Portfolio Service Class 2	$10.99	$14.12	40,139.50
First Investors Life Series International Fund (Added August 1, 2013)	$10.00	$10.12	431.99
First Investors Life Series Total Return Fund (Added August 1, 2013)	$10.00	$10.49	0.00
Franklin Income VIP Fund Class 2 Formerly Franklin Income Securities Fund Class 2	$10.14	$11.40	301,184.19
Franklin Mutual Global Discovery VIP Fund Class 2 Formerly Mutual Global Discovery Securities Fund Class 2	$10.09	$12.70	55,038.64
Franklin Mutual Shares VIP Fund Class 2 Formerly Mutual Shares Securities Fund Class 2	$10.52	$13.31	165,839.35
Franklin Rising Dividends VIP Fund Class 2 Formerly Franklin Rising Dividends Securities Fund Class 2	$10.58	$13.54	149,702.34
Guggenheim VIF Global Managed Futures Strategy Fund	$9.09	$9.20	6,274.16
Guggenheim VIF Long Short Equity Fund Formerly Guggenheim U.S. VT Long Short Momentum Fund	$9.82	$11.38	6,649.09
Guggenheim VIF Multi-Hedge Strategies Fund	$10.00	$10.03	15,877.07
Guggenheim VIF Small Cap Value Series Q	$10.22	$13.80	22,649.17
Ivy Funds VIP Asset Strategy	$10.37	$12.80	296,837.70
Ivy Funds VIP Balanced	$9.95	$12.14	178,500.62
Ivy Funds VIP Dividend Opportunities	$10.27	$13.14	28,494.93
Ivy Funds VIP Energy	$8.92	$11.24	56,906.22
Ivy Funds VIP Global Bond	$10.07	$10.10	21,638.89
Ivy Funds VIP Global Natural Resources	$8.87	$9.43	22,921.79
Ivy Funds VIP Growth	$10.20	$13.74	16,395.08
Ivy Funds VIP High Income (Added August 1, 2013)	$10.00	$10.38	363,842.93
Ivy Funds VIP International Core Equity	$10.05	$12.39	44,585.61
Ivy Funds VIP International Growth	$10.54	$12.39	10,087.44
Ivy Funds VIP Mid Cap Growth	$10.04	$12.87	62,342.17
Ivy Funds VIP Science and Technology	$10.81	$16.68	52,641.45
Ivy Funds VIP Small Cap Growth	$9.01	$12.74	38,880.75
Ivy Funds VIP Small Cap Value	$10.53	$13.87	70,120.53
Janus Aspen Balanced Portfolio Service Shares	$10.36	$12.25	46,826.33
Janus Aspen Enterprise Portfolio Service Shares	$10.00	$10.89	1,582.82
Janus Aspen Flexible Bond Portfolio Service Shares	$10.43	$10.26	44,641.81
Janus Aspen Global Research Portfolio Service Shares	$10.35	$13.07	2,590.50
Janus Aspen Global Technology Portfolio Service Shares	$10.18	$13.60	6,261.74
Janus Aspen Janus Portfolio Service Shares	$10.34	$13.26	784.68
Janus Aspen Overseas Portfolio Service Shares	$9.06	$10.22	1,544.21
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$10.00	$12.42	92,821.58
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares Formerly Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares	$10.02	$11.81	2,354.11
Lazard Retirement International Equity Portfolio Service Shares	$10.51	$12.52	1,285.32
Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.07	$11.74	1,844.76
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.19	$10.87	93,107.71
Lord Abbett Series Fund Developing Growth Portfolio VC	$9.52	$14.71	18,846.32
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.08	$13.51	13,937.17
MFS VIT II Bond Portfolio Service Class	$10.11	$9.92	21,233.65
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.49	$9.79	18,960.39
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.42	$11.16	30,029.88
MFS VIT II International Value Portfolio Service Class	$10.75	$13.54	63,761.98
MFS VIT II New Discovery Portfolio Service Class	$10.24	$14.25	23,491.16
MFS VIT II Technology Portfolio Service Class	$9.75	$12.96	2,909.42
MFS VIT II Utilities Portfolio Service Class	$10.75	$12.76	69,986.22
PIMCO All Asset Portfolio Advisor Class	$10.67	$10.54	156,058.20
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$9.56	$8.05	377,536.11
PIMCO Emerging Markets Bond Portfolio Advisor Class	$11.09	$8.05	377,536.11
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.48	$10.17	24,504.69
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class Formerly PIMCO Global Multi-Asset Portfolio Advisor Class	$10.07	$9.46	12,865.03
PIMCO High Yield Portfolio Advisor Class	$10.77	$9.15	23,302.62
PIMCO Low Duration Portfolio Advisor Class	$10.30	$10.14	278,778.90
PIMCO Real Return Portfolio Advisor Class	$10.48	$9.38	452,411.25
PIMCO Short-Term Portfolio Advisor Class	$10.06	$9.97	1,217,939.58
PIMCO Total Return Portfolio Advisor Class	$10.56	$10.20	1,368,745.14
Pioneer Bond VCT Portfolio Class II	$10.49	$10.44	322,757.48
Pioneer Equity Income VCT Portfolio Class II	$10.26	$13.04	18,029.46
Pioneer Fund VCT Portfolio Class II	$10.03	$13.16	5,335.68
Pioneer High Yield VCT Portfolio Class II	$10.63	$11.72	337,788.19
Pioneer Strategic Income VCT Portfolio Class II	$10.58	$10.54	184,126.42
Power Income VIT Fund Class 2	$9.96	$10.28	136,933.88
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$9.68	$12.36	11,214.08
Prudential Series Fund Natural Resources Portfolio Class II	$8.38	$9.07	3,623.89
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.23	$12.91	28,875.37
Royce Capital Fund - Micro-Cap Portfolio Service Class	$9.32	$11.09	13,740.27
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.17	$13.49	115,234.47
Rydex VIF Biotechnology Fund	$9.55	$14.52	10,195.11
Rydex VIF S&P 500 Pure Growth Fund	$10.15	$14.15	9,725.23
Rydex VIF S&P MidCap 400 Pure Growth Fund	$10.10	$13.36	5,824.90
Templeton Developing Markets Fund Class 2 Formerly Templeton Developing Markets Securities Fund Class 2	$9.88	$9.65	261,210.15
Templeton Foreign VIP Fund Class 2 Formerly Templeton Foreign Securities Fund Class 2	$10.53	$12.78	403,491.25
Templeton Global Bond VIP Fund Class 2 Formerly Templeton Global Bond Securities Fund Class 2	$10.66	$10.69	344,287.80
Van Eck VIP Global Hard Assets Fund S	$9.89	$10.77	4,560.36
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.99	$11.49	64,865.31

Table 1 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2011)	Accumulation Unit Value at End of Period (12/31/2012)	Number of Accumulation Units at End of Period
2012
Alger Capital Appreciation Portfolio Class S	$10.00	$10.32	5,393.27
AllianceBernstein VPS Dynamic Asset Allocation Portfolio B	$10.00	$10.16	612.13
AllianceBernstein VPS Real Estate Investment Portfolio B	$10.00	$10.40	1,939.92
AllianceBernstein VPS Small Cap Growth Portfolio B	$10.00	$9.80	0.00
AllianceBernstein VPS Small/Mid Cap Value Portfolio B	$10.00	$10.52	550.28
American Century VP Inflation Protection Fund II	$10.00	$10.04	6,908.04
American Century VP Mid Cap Value Fund II	$10.00	$10.92	63.31
American Century VP Ultra Fund II	$10.00	$9.73	0.00
American Century VP Value Fund II	$10.00	$10.03	70.38
BlackRock Basic Value V.I. Fund Class III	$10.00	$10.19	4,963.09
BlackRock Capital Appreciation V.I. Fund Class III	$10.00	$10.08	1,061.04
BlackRock Equity Dividend V.I. Fund Class III	$10.00	$10.44	23,742.31
BlackRock Global Allocation V.I. Fund Class III	$10.00	$10.06	34,229.43
BlackRock Large Cap Core V.I. Fund Class III	$10.00	$9.94	449.08
BlackRock Large Cap Growth V.I. Fund Class III	$10.00	$9.99	537.74
Calvert VP SRI Equity Portfolio	$10.00	$10.28	22.40
Calvert VP SRI Mid Cap Portfolio	$10.00	$10.26	233.93
ClearBridge Variable Equity Income Portfolio Class II	$10.00	$9.95	0.00
ClearBridge Variable Mid Cap Core Portfolio Class II	$10.00	$10.28	173.09
ClearBridge Variable Small Cap Growth Portfolio Class II	$10.00	$9.95	0.00
DWS Alternative Asset Allocation VIP Portfolio Class B	$10.00	$10.28	4,221.71
DWS Equity 500 Index VIP Class B	$10.00	$9.89	30.55
DWS Global Small Cap Growth VIP Class B	$10.00	$10.08	30.55
DWS Large Cap Value VIP Class B	$10.00	$10.06	0.00
DWS Small Cap Index VIP Class B	$10.00	$10.11	0.00
DWS Small Mid Cap Value VIP Class B	$10.00	$10.03	2,460.47
Eaton Vance VT Floating-Rate Income Fund	$10.00	$10.37	61,693.81
Eaton Vance VT Large-Cap Value Fund	$10.00	$10.58	2,236.10
Fidelity VIP Contrafund Portfolio Service Class 2	$10.00	$10.38	7,412.56
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.00	$9.98	688.58
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$10.00	$10.04	2,419.66
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$10.00	$10.08	0.00
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$10.00	$10.07	0.00
Fidelity VIP High Income Portfolio Service Class 2	$10.00	$10.71	32,974.12
Fidelity VIP Mid Cap Portfolio Service Class 2	$10.00	$10.07	3,565.08
Fidelity VIP Money Market Portfolio Service Class 2	$10.00	$9.89	1,130,153.67
Fidelity VIP Overseas Portfolio Service Class 2	$10.00	$10.41	0.00
Fidelity VIP Real Estate Portfolio Service Class 2	$10.00	$10.99	23,206.41
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.00	$10.54	33,104.21
Fidelity VIP Value Strategies Portfolio Service Class 2	$10.00	$10.99	5,139.01
Franklin Income Securities Fund Class 2	$10.00	$10.14	4,813.68
Franklin Rising Dividends Securities Fund Class 2	$10.00	$10.58	28,330.93
Guggenheim VT Global Managed Futures Strategy Fund	$10.00	$9.09	2,809.45
Guggenheim VT Multi-Hedge Strategies Fund	$10.00	$10.00	2,962.95
Guggenheim VT Small Cap Value Series Q	$10.00	$10.22	159.90
Guggenheim VT U.S. Long Short Momentum Fund	$10.00	$9.82	785.59
Ivy Funds VIP Asset Strategy	$10.00	$10.37	52,294.76
Ivy Funds VIP Balanced	$10.00	$9.95	0.00
Ivy Funds VIP Dividend Opportunities	$10.00	$10.27	3,041.83
Ivy Funds VIP Energy	$10.00	$8.92	703.78
Ivy Funds VIP Global Bond	$10.00	$10.07	928.37
Ivy Funds VIP Global Natural Resources	$10.00	$8.87	14,336.96
Ivy Funds VIP Growth	$10.00	$10.20	2,268.01
Ivy Funds VIP International Core Equity	$10.00	$10.05	2,268.01
Ivy Funds VIP International Growth	$10.00	$10.54	2,247.83
Ivy Funds VIP Mid Cap Growth	$10.00	$10.04	5,981.47
Ivy Funds VIP Science and Technology	$10.00	$10.81	2,487.54
Ivy Funds VIP Small Cap Growth	$10.00	$9.01	1,881.55
Ivy Funds VIP Small Cap Value	$10.00	$10.53	4,875.49
Janus Aspen Balanced Portfolio Service Shares	$10.00	$10.36	6,185.43
Janus Aspen Flexible Bond Portfolio Service Shares	$10.00	$10.43	10,667.75
Janus Aspen Global Research Portfolio Service Shares	$10.00	$10.35	58.35
Janus Aspen Global Technology Portfolio Service Shares	$10.00	$10.18	1,356.37
Janus Aspen Janus Portfolio Service Shares	$10.00	$10.34	0.00
Janus Aspen Overseas Portfolio Service Shares	$10.00	$9.06	0.00
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$10.00	$10.00	9,068.14
Lazard Retirement International Equity Portfolio Service Shares	$10.00	$10.51	0.00
Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares	$10.00	$10.02	0.00
Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.00	$10.07	0.00
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.00	$10.19	1,673.55
Lord Abbett Series Fund Developing Growth Portfolio VC	$10.00	$9.52	0.00
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.00	$10.08	0.00
MFS VIT II Bond Portfolio Service Class	$10.00	$10.11	802.58
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.00	$10.49	0.00
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.00	$10.42	9,499.38
MFS VIT II International Value Portfolio Service Class	$10.00	$10.75	5,023.58
MFS VIT II New Discovery Portfolio Service Class	$10.00	$10.24	396.20
MFS VIT II Technology Portfolio Service Class	$10.00	$9.75	197.49
MFS VIT II Utilities Portfolio Service Class	$10.00	$10.75	3,689.65
Mutual Global Discovery Securities Fund Class 2	$10.00	$10.09	99.95
Mutual Shares Securities Fund Class 2	$10.00	$10.52	20,164.58
PIMCO All Asset Portfolio Advisor Class	$10.00	$10.67	40,103.00
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$10.00	$9.56	31,144.36
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.00	$11.09	16,560.86
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.00	$10.48	13,407.39
PIMCO Global Multi-Asset Portfolio Advisor Class	$10.00	$10.07	5,796.98
PIMCO High Yield Portfolio Advisor Class	$10.00	$10.77	36,306.28
PIMCO Low Duration Portfolio Advisor Class	$10.00	$10.30	233,787.54
PIMCO Real Return Portfolio Advisor Class	$10.00	$10.48	75,875.06
PIMCO Short-Term Portfolio Advisor Class	$10.00	$10.06	105,820.26
PIMCO Total Return Portfolio Advisor Class	$10.00	$10.56	154,839.82
Pioneer Bond VCT Portfolio Class II	$10.00	$10.49	38,735.04
Pioneer Equity Income VCT Portfolio Class II	$10.00	$10.26	3,589.00
Pioneer Fund VCT Portfolio Class II	$10.00	$10.03	995.26
Pioneer High Yield VCT Portfolio Class II	$10.00	$10.63	59,480.24
Pioneer Strategic Income VCT Portfolio Class II	$10.00	$10.58	71,305.52
Power Income VIT Fund Class 2	$10.00	$9.96	10,738.99
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$10.00	$9.68	988.14
Prudential Series Fund Natural Resources Portfolio Class II	$10.00	$8.38	1,250.30
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.00	$10.23	5,399.33
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.00	$9.32	4,585.70
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.00	$10.17	9,991.62
Rydex VT Biotechnology Fund	$10.00	$9.55	38.71
Rydex VT S&P 500 Pure Growth Fund	$10.00	$10.15	27.44
Rydex VT S&P MidCap 400 Pure Growth Fund	$10.00	$10.10	407.55
Templeton Developing Markets Securities Fund Class 2	$10.00	$9.88	20,748.43
Templeton Foreign Securities Fund Class 2	$10.00	$10.53	29,049.14
Templeton Global Bond Securities Fund Class 2	$10.00	$10.66	41,085.87
Van Eck VIP Global Hard Assets Fund S	$10.00	$9.89	407.55
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.00	$10.99	18,856.69

The Statement of Additional Information (SAI) can provide you with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including more information about commissions and distribution expenses.  A free copy of the SAI can be obtained by contacting your registered representative or by contacting our Customer Service Center at:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone: (866) 747-3421

Facsimile: (866) 511-7038

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090.  Reports and other information about Midland National Life Insurance Company are also available on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, DC  20549-0102.

SEC File No. 811-07772

STATEMENT OF ADDITIONAL INFORMATION FOR THE
LiveWell VARIABLE ANNUITY CONTRACT

Flexible Premium Deferred Variable Annuity Contract

Issued by

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Through Midland National Life Separate Account C)

Our Customer Service Center:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone: (866) 747-3421 (toll-free)

Fax: (866) 511-7038 (toll-free)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the LiveWell Variable Annuity (“contract”) issued by Midland National Life Insurance Company. You may obtain a free copy of the Prospectus dated May 1, 2020, by contacting us at our Customer Service Center using the above address and phone numbers. Terms used in the current Prospectus for the contract are incorporated in this document.

This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the prospectuses for all of the portfolios currently available in the contract.

Dated  May 1, 2020

 THE CONTRACT

Entire Contract

Changes to the Contract

Incontestability

Misstatement of Age or Sex

Non-participating

Claims of Creditors

Minimum Benefits

Ownership

Assignment

Accumulation Unit Value

Annuity Payments

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Option Yield Calculation

Other Investment Option Yield Calculations

Standard Total Return Calculations

Cumulative Total Returns

Adjusted Historical Performance Data

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Required Distributions

Non-Natural Person owners

Diversification Requirements

Owner Control

Taxation of Qualified Contracts

DISTRIBUTION OF THE CONTRACTS

SAFEKEEPING OF ACCOUNT ASSETS

STATE REGULATION

RECORDS AND REPORTS

LEGAL MATTERS

EXPERTS

OTHER INFORMATION

CONDENSED FINANCIALS

FINANCIAL STATEMENTS

THE CONTRACT

Entire Contract

The entire contract between you and us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.

Changes to the Contract

No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of our officers. Only our President or Secretary may modify the contract.

We may change the contract without Your consent to conform to state or federal laws or regulations.  A change will be made by attaching an endorsement to the contract.

Incontestability

We will not contest the contract.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, we will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex.

Any underpayments made by us will be paid to the payee.  Any overpayments made by us will be charged against benefits falling due after adjustment.  All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.

Non-participating

The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.

Claims of Creditors

To the extent permitted by law, no benefits payable under the contract to a beneficiary or payee are subject to the claims of creditors.

Minimum Benefits

The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.

Ownership

The contract belongs to you.  You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:

1)      Any assignee of record with us;

2)      Any irrevocable beneficiary; and

3)      Any restricted ownership.

We must receive written notice informing us of any change, designation or revocation.  Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed.  However, we are not liable for payments made by us before we record the written notice.    A change of owner may have adverse tax consequences.

Assignment

An assignment may have adverse tax consequences.

You may assign the contract by giving us written notice.  The assignment does not take effect until we accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

This contract, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.

Accumulation Unit Value

We determine accumulation unit values for each investment option of our Separate Account at the end of each valuation period. The accumulation unit value for each investment division was initially set at $10.00.  The accumulation unit value for any business day is equal to the accumulation unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment option every valuation period by taking a) divided by b) minus c) where:

a)      Is the total of:

1)        The net asset value per share at the end of the current Valuation Period; plus

2)        Any dividend or capital gains per share reinvested during the current Valuation Period; plus

3)        Total accrued, but not yet reinvested, capital gains per share as of the current Valuation Period.

b)     Is the net asset value plus the total accrued but not yet reinvested capital gains per share as of the preceding Valuation Period.

c)     Is the Mortality and Expense Risk Charge plus the Asset Based Administration Charge for each day in the current Valuation Period.

We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that we would adjust unit values to reflect what happens to the portfolios, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment options.

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Option Yield Calculation

In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Fidelity VIP Government Money Market Fund  investment option (called “the money market investment option” for the purpose of this section) current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market investment option or on their respective portfolio securities. This current annualized yield is computed for each money market investment option by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the money market investment option at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual maintenance fee, the mortality and expense risk charge, administration charge, and income and expenses accrued during the period. Because of these deductions, the yield for the money market investment option of the Separate Account will be lower than the yield for the respective money market investment option or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the money market investment option for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market investment option normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market investment option’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market investment option or substitute funding vehicle, the types and quality of portfolio securities held by the money market investment option or substitute funding vehicle, and operating expenses. In addition, the yield figures are for the base contract only with no rider charges and do not reflect the effect of any surrender charge that may be applicable to a particular contract.

Other Investment Option Yield Calculations

Midland National may from time to time disclose the current annualized yield of one or more of the investment options (except the money market investment option) for 30-day periods. The annualized yield of an investment option refers to income generated by the investment option over a specified 30-day period. Because the yield is annualized, the yield generated by an investment option during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD = 2 [ (a – b + 1)6 – 1 ]

     cd

Where:  a =   net investment income earned during the period by the portfolio (or substitute funding vehicle) attributable to shares owned by the investment option.

              b =  expenses accrued for the period (net of reimbursements).

              c =   the average daily number of units outstanding during the period.

              d =  the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts.

Because of the charges and deductions imposed by the Separate Account the yield of the investment option will be lower than the yield for the corresponding portfolio. The yield on amounts held in the investment options normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment option’s actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Standard Total Return Calculations

Midland National may from time to time also disclose average annual total returns for one or more of the investment options for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T)n = ERV

Where:       P =        a hypothetical initial payment of $1,000

                   T =        average annual total return

                   n =        number of years

      ERV =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. This includes a contract charges factor that is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current $40  maintenance fee. This additional amount is based on an “average” Contract with an initial premium of $100,000 so it is calculated as $40, or 0.04%, annually. The standard average annual total return calculations assume the contract is surrendered.

Midland National may disclose average annual total returns in various ways, depicting whether the contract is surrendered or maintained in force.  Accordingly, Midland National may disclose the following types of average annual total return:

1.      The contract is surrendered and

2.      The contract is not surrendered.

Cumulative Total Returns

Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula.

CTR = [ERV/P] – 1

Where:     CTR = the cumulative total return net of investment option recurring charges for the period.

ERV = ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

                 P      =  an assumed initial payment of $1,000.

Midland National may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

Adjusted Historical Performance Data

Midland National may also disclose adjusted historical performance data for an investment option for periods before the investment option commenced operations, based on the assumption that the investment option was in existence before it actually was, and that the investment option had been invested in a particular portfolio that was in existence prior to the investment option’s commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment option will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a “contract charges” factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current $40 maintenance fee. This additional amount is based on an  average accumulation value of $20,000 so it is calculated as $40, or 0.20% annually. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment option. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value (“ERV”) of a hypothetical $1,000 initial payment in the investment option is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis.  Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code (“Code”).

We also accept “rollovers” from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to “roll-over” into an IRA. The Company differentiates between nonqualified contracts and IRAs to the extent necessary to comply with federal tax laws. In all events, a tax adviser should be consulted with and relied upon before you effect an exchange or a rollover.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any nonqualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner’s death, or (2) as Annuity payments which will begin within one year of that owner’s death and which will be made over the life of the owner’s “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary. The owner’s “designated beneficiary” is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner’s designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

Non-Natural Person owners

If a non-natural person (e.g., a corporation or a trust) owns a nonqualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.

Diversification Requirements

The Code requires that the investments of each investment option of the Separate Account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes.  It is intended that each investment option, through the fund company in which it invests, will satisfy these diversification requirements.

Owner Control

In some circumstances, owners of variable contracts who retain control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

Taxation of Qualified Contracts

The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract.  Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts and Annuities (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of a specific dollar amount or the amount of compensation includible in the individual’s gross income for the year.  The contributions may be deductible in whole or in part, depending on the individual’s income and whether the individual is a participant in a qualified plan.  Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits.  Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA.  A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other converted amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

The Setting Every Community Up for Retirement Enhancement Act of 2019 (the “Secure Act”) increases the beginning date for required minimum distributions from 70 ½ to 72.  This change only applies if you will attain age 70 1/2 on or after January 1, 2020.  All other requirements for the timing and calculation of required minimum distributions remain the same.  If you reached the age of 70 ½ prior to January 1, 2020, you are still required to use age 70 ½ as the beginning date for required minimum distributions.

The Secure Act also provides that in order to be treated as an annuity contract for tax purposes, a qualified contract must provide for owners who die after January 1, 2020 that any designated beneficiary who is not an “eligible designated beneficiary” must withdraw the entire account value by the end of the tenth year following the year of death.  This rule applies regardless of whether required minimum distributions have begun.  Eligible designated beneficiaries can withdraw the account value over their lives or a period not exceeding their life expectancies.  Eligible designated beneficiaries include (1) the surviving spouse of the owner; (2) a child who has not reached majority (any remaining portion of the account value must be distributed within 10 years after the date the child reaches majority); (3) a disabled beneficiary; (d) a chronically ill individual; and (e) any individual not described above who is not more than 10 years younger than the employee.

DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public on a continuous basis.  We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Financial Network, LLC. (“Sammons Financial Network”) serves as principal underwriter for the contracts.  Sammons Financial Network is a Delaware limited liability company and its principal office is located at 4546 Corporate Drive, Suite 100, West Des Moines, IA 50266.  Sammons Financial Network is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, which in turn is the ultimate parent company of Midland National Life Insurance Company.  Sammons Financial Network is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  Sammons Financial Network offers the contracts through its registered representatives.  Sammons Financial Network also may enter into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.  Registered representatives, who offer contracts, are appointed as insurance agents for Midland National Life Insurance Company.

A  distribution allowance is paid to Sammons Financial Network of 1.00% of total premiums received on LiveWell Variable Annuity. The distribution allowance is as follows:

Fiscal Year	Aggregate Amount of Distribution Allowance Paid to Sammons Financial Network *
2017	$3,131,061.83
2018	$3,306,926.60
2019	$3,081,637.45

*Represents an underwriting fee paid to Sammons Financial Network for  LiveWell Variable Annuity  under Separate Account C.

Sammons Financial Network, LLC. or its affiliates via expense sharing agreements will pay the advertising and sales expenses related to the distribution of the contracts.

We and/or Sammons Financial Network may pay certain selling firms additional amounts for:

•         participation in their marketing programs, which may include marketing services and increased access to their sales representatives;

•         sales promotions relating to the contracts;

•         costs associated with sales conferences and educational seminars for their sales representatives; and

•         other sales expenses incurred by them.

We may pay flat dollar amounts to certain selling firms. Our sales and marketing personnel may be permitted to attend selling firm’s annual, sales, and other conferences and/or may be given booth time, speaking time, or access to lists of the selling firm’s registered representatives.

We and/or Sammons Financial Network may make bonus payments to certain selling firms based on aggregate sales or persistency standards.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets. Records are maintained of all premiums and redemptions of portfolio shares held by each of the investment options.

STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Carlton Fields, P.A., Washington, D.C.

EXPERTS

The financial statements of Midland National Life Separate Account C at December 31, 2019, and for the periods disclosed in those financial statements, and the financial statements and schedules of Midland National Life Insurance Company at December 31, 2019 and 2018, and for the three years in the period ended December 31, 2019, appearing herein have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm.  The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

PricewaterhouseCoopers LLP

699 Walnut Street, Suite 1300

Des Moines, IA 50309

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

CONDENSED FINANCIALS

The following tables of condensed financial information show accumulation unit values for each investment option for the period since the investment option started operation.  An accumulation unit value is the unit we use to calculate the value of your interest in an investment option.  The tables showing the highest and lowest levels of Separate Account annual expenses available under the contract are located in the prospectus. No condensed financial information is shown for contracts with the Enhanced Death Benefit Endorsement because the endorsement was not offered prior to the date of the prospectus. The information for all other accumulation unit values are shown below.

Table 1 - Base Contract with 6-Year Optional Value Endorsement – 1.20% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2018)	Accumulation Unit Value at End of Period (12/31/2019)	Number of Accumulation Units at End of Period
2019
AB VPS Dynamic Asset Allocation Portfolio B	$9.82	$11.18	2,615.82
AB VPS Small Cap Growth Portfolio B	$11.44	$15.37	0.00
AB VPS Small/Mid Cap Value Portfolio B	$9.21	$10.92	2,225.41
Alger Capital Appreciation Portfolio Class S	$11.13	$14.66	38,958.30
ALPS | Alerian Energy Infrastructure Portfolio Class III	$7.81	$9.29	0.00
ALPS | Red Rocks Listed Private Equity Class III	$9.59	$13.25	366.56
American Century VP Balanced Fund II	$10.00	$10.65	0.00
American Century VP Income & Growth Fund II	$10.00	$10.72	0.00
American Century VP Inflation Protection Fund II	$9.74	$10.48	0.00
American Century VP Mid Cap Value Fund II	$9.22	$11.75	27,712.86
American Century VP Ultra Fund II	$11.48	$15.26	2,631.05
American Century VP Value Fund II	$9.55	$11.97	47,336.30
American Funds IS Asset Allocation Fund Class 4	$10.17	$12.15	51,699.02
American Funds IS Blue Chip Income and Growth Fund Class 4	$10.01	$11.98	57,901.12
American Funds IS Capital Income Builder® Class 4	$9.75	$11.33	2,670.54
American Funds IS Global Growth and Income Fund Class 4	$10.11	$13.06	6,735.30
American Funds IS Global Growth Fund Class 4	$10.22	$13.62	10,972.82
American Funds IS Global Small Capitalization Fund Class 4	$9.97	$12.92	2,352.47
American Funds IS Growth Fund Class 4	$11.11	$14.31	55,887.92
American Funds IS Growth-Income Fund Class 4	$10.86	$13.51	76,711.87
American Funds IS International Fund Class 4	$9.85	$11.94	1,318.24
American Funds IS International Growth and Income Fund Class 4	$9.78	$11.83	10,356.23
American Funds IS New World Fund® Class 4	$9.59	$12.21	36,839.84
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$9.85	$10.24	2,317.18
American Funds IS Ultra-Short Bond Fund Class 4	$9.93	$9.95	0.00
BlackRock 60/40 Target Allocation ETF V.I. Fund Formerly BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$10.13	$12.13	11,013.99
BlackRock Advantage Large Cap Core V.I. Fund Class III	$10.38	$13.19	0.00
BlackRock Basic Value V.I. Fund Class III	$9.83	$11.99	1,888.78
BlackRock Capital Appreciation V.I. Fund Class III	$11.65	$15.14	0.00
BlackRock Equity Dividend V.I. Fund Class III	$10.19	$12.83	13,153.22
BlackRock Global Allocation V.I. Fund Class III	$9.73	$11.32	5,711.00
BlackRock Large Cap Focus Growth V.I. Fund Class III	$11.57	$15.12	896.94
Calvert VP S&P 500 Index Portfolio	$10.58	$13.71	0.00
Calvert VP SRI Balanced Portfolio	$9.70	$11.91	0.00
Calvert VP SRI Mid Cap Portfolio	$10.11	$13.12	0.00
ClearBridge Variable Aggressive Growth Portfolio Class II	$9.48	$11.68	401.72
ClearBridge Variable Dividend Strategy Portfolio Class II	$10.47	$12.13	11,013.99
ClearBridge Variable Large Cap Growth II	$10.78	$13.19	0.00
ClearBridge Variable Mid Cap Portfolio Class II	$9.22	$11.99	1,888.78
ClearBridge Variable Small Cap Growth Portfolio Class II	$11.62	$15.14	0.00
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$9.98	$13.09	4,177.39
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$10.16	$12.42	8,055.33
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$9.53	$10.56	4,414.70
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$9.69	$11.15	0.00
Columbia Variable Portfolio - Select Large-Cap Value Fund Class 2	$9.67	$12.08	1,349.57
Columbia Variable Portfolio - Seligman Global Tech Fund Class 2	$9.79	$14.99	362.02
Columbia Variable Portfolio - Strategic Income Fund Class 2 (added 5/1/2020)	-	-	-
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2	$10.00	$10.53	0.00
Delaware VIP Covered Call Strategy Series Formerly First Investors Life Series Covered Call Strategy Fund	$9.32	$11.18	2,960.41
Delaware VIP International Series Formerly First Investors Life Series International Fund	$9.79	$12.08	0.00
Delaware VIP Opportunity Series Formerly First Investors Life Series Opportunity Fund	$9.26	$11.91	5,429.37
Delaware VIP Total Return Series Formerly First Investors Life Series Total Return Fund	$9.75	$11.45	0.00
DWS Alternative Asset Allocation VIP-B	$9.27	$10.47	0.00
DWS CROCI® U.S. VIP-B	$9.88	$12.93	0.00
DWS Equity 500 Index VIP-B	$10.53	$13.59	4,835.02
DWS Global Small Cap VIP-B	$8.71	$10.42	0.00
DWS Small Cap Index VIP-B	$9.53	$11.75	1,244.99
DWS Small Mid Cap Value VIP-B	$8.79	$10.51	7,718.62
Eaton Vance VT Floating-Rate Income Fund	$9.99	$10.57	2,842.27
Federated Hermes High Income Bond II, Service Formerly Federated High Income Bond II, Service	$10.00	$10.38	0.00
Federated Hermes Kaufmann Fund II, Service Formerly Federated Kaufmann Fund II, Service	$10.00	$10.92	0.00
Federated Hermes Managed Volatility II, Service Formerly Federated Managed Volatility II, Service	$10.00	$10.72	0.00
Fidelity® VIP Contrafund® Portfolio Service Class 2	$10.17	$13.20	3,605.15
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$9.96	$12.72	862.92
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$10.01	$11.64	0.00
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$9.99	$12.09	0.00
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$10.01	$12.48	0.00
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.97	$10.03	0.00
Fidelity® VIP Growth Opportunities Portfolio Service Class 2	$10.00	$10.95	0.00
Fidelity® VIP High Income Portfolio Service Class 2	$9.73	$11.03	288.96
Fidelity® VIP International Capital Appreciation Portfolio Service Class 2 (added 5/1/2020)	-	-	-
Fidelity® VIP Mid Cap Portfolio Service Class 2	$9.44	$11.49	11,461.95
Fidelity® VIP Overseas Portfolio Service Class 2	$9.48	$11.94	0.00
Fidelity® VIP Real Estate Portfolio Service Class 2	$9.43	$11.46	5,997.84
Fidelity® VIP Strategic Income Portfolio Service Class 2	$9.90	$10.83	4,084.65
Fidelity® VIP Value Strategies Portfolio Service Class 2	$8.98	$11.89	397.29
Franklin Income VIP Fund Class 2	$9.95	$11.41	4,262.89
Franklin Mutual Global Discovery VIP Fund Class 2	$9.01	$11.07	855.91
Franklin Mutual Shares VIP Fund Class 2	$9.22	$11.16	18,886.32
Franklin Rising Dividends VIP Fund Class 2	$10.50	$13.40	14,009.55
Guggenheim VIF Global Managed Futures Strategy Fund	$9.42	$10.06	605.34
Guggenheim VIF Long Short Equity Fund	$9.71	$10.13	0.00
Guggenheim VIF Multi-Hedge Strategies Fund	$9.58	$9.94	0.00
Guggenheim VIF Small Cap Value Series Q	$8.84	$10.71	1,629.92
Invesco Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class Formerly Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$10.62	$14.59	4,710.85
Invesco Oppenheimer Global Fund/VA Service Class Formerly Oppenheimer Global Fund/VA Service Class	$10.02	$13.01	3,320.98
Invesco Oppenheimer International Growth Fund/VA Service Class Formerly Oppenheimer International Growth Fund/VA Service Class	$8.86	$11.20	11,810.33
Invesco Oppenheimer Main Street Fund/VA Service Class Formerly Oppenheimer Main Street Fund/VA Service Class	$9.39	$12.75	27,976.49
Invesco Oppenheimer Main Street Small Cap Fund/VA Service Class Formerly Oppenheimer Main Street Small Cap Fund/VA Service Class	$9.79	$11.70	7,398.04
Invesco Oppenheimer Total Return Bond Fund/VA Service Class Formerly Oppenheimer Total Return Bond Fund/VA Service Class	$9.93	$10.72	668.79
Ivy VIP Asset Strategy	$10.28	$12.37	0.00
Ivy VIP Balanced	$10.05	$12.12	0.00
Ivy VIP Energy	$6.58	$6.73	8,053.97
Ivy VIP Global Bond	$10.00	$10.81	0.00
Ivy VIP Global Equity Income	$9.58	$11.66	0.00
Ivy VIP Global Growth	$10.37	$12.91	1,160.29
Ivy VIP Growth	$11.58	$15.62	1,099.71
Ivy VIP High Income	$9.89	$10.87	4,274.18
Ivy VIP International Core Equity	$8.96	$10.50	4,898.68
Ivy VIP Mid Cap Growth	$11.38	$15.51	1,880.68
Ivy VIP Natural Resources	$8.25	$8.92	0.00
Ivy VIP Science and Technology	$10.76	$15.90	6,933.53
Ivy VIP Small Cap Core	$9.62	$11.82	6,868.45
Ivy VIP Small Cap Growth	$10.68	$13.01	8,502.63
Janus Henderson Balanced Portfolio Service Shares	$10.95	$13.22	7,852.64
Janus Henderson Enterprise Portfolio Service Shares	$11.30	$15.09	39,232.04
Janus Henderson Flexible Bond Portfolio Service Shares	$9.84	$10.63	0.00
Janus Henderson Global Research Portfolio Service Shares	$10.37	$13.19	0.00
Janus Henderson Global Technology and Innovation Portfolio Service Shares Formerly Janus Henderson Global Technology Portfolio Service Shares	$11.97	$17.12	3,599.51
Janus Henderson Mid Cap Value Portfolio Service Shares	$9.29	$11.93	4,838.54
Janus Henderson Overseas Portfolio Service Shares	$9.51	$11.91	0.00
Janus Henderson Research Portfolio Service Shares	$10.74	$14.35	0.00
John Hancock VIT Financial Industries Trust Series II	$8.36	$10.87	5,694.52
John Hancock VIT Fundamental All Cap Core Trust Series II	$8.77	$11.80	0.00
John Hancock VIT Select Bond Trust Series II	$10.09	$10.84	0.00
John Hancock VIT Strategic Income Opportunities Trust Series II	$9.50	$10.39	0.00
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$10.27	$11.95	394.04
Lazard Retirement International Equity Portfolio Service Shares	$9.50	$11.36	0.00
Lord Abbett Series Fund Bond Debenture Portfolio VC	$9.90	$11.09	28,294.24
Lord Abbett Series Fund Developing Growth Portfolio VC	$12.13	$15.79	1,484.71
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$9.94	$11.94	5,653.79
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.02	$10.40	11,435.29
MFS VIT II Blended Research Core Equity Portfolio Service Class	$10.18	$12.97	2,253.54
MFS VIT II Corporate Bond Portfolio Service Class	$9.84	$11.13	845.40
MFS VIT II Emerging Markets Equity Portfolio Service Class	$9.99	$11.86	5,041.98
MFS VIT II Global Tactical Allocation Portfolio Service Class	$9.88	$11.16	0.00
MFS VIT II International Value Portfolio Service Class	$10.13	$12.58	9,830.37
MFS VIT II Technology Portfolio Service Class	$11.68	$15.68	4,191.50
MFS VIT III Global Real Estate Service Class	$10.00	$10.94	0.00
MFS VIT New Discovery Portfolio Service Class	$11.07	$15.45	1,586.71
MFS VIT Utilities Portfolio Service Class	$10.58	$13.05	6,268.77
PIMCO All Asset Portfolio Advisor Class	$9.98	$11.02	0.00
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$8.86	$9.75	0.00
PIMCO Emerging Markets Bond Portfolio Advisor Class	$9.68	$10.97	824.77
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.98	$11.53	0.00
PIMCO High Yield Portfolio Advisor Class	$9.83	$11.13	1,077.54
PIMCO Income Portfolio Advisor Class	$10.04	$10.75	45,587.67
PIMCO Low Duration Portfolio Advisor Class	$9.90	$10.17	17,244.18
PIMCO Real Return Portfolio Advisor Class	$9.73	$10.42	10,017.89
PIMCO Short-Term Portfolio Advisor Class	$10.09	$10.24	13,060.13
PIMCO Total Return Portfolio Advisor Class	$10.00	$10.70	36,997.04
PIMCO VIT Dynamic Bond Portfolio Advisor Class	$10.14	$10.50	2,137.71
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class	$9.85	$10.32	0.00
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class	$10.19	$10.76	401.92
Pioneer Bond VCT Portfolio Class II	$9.93	$10.69	38,360.11
Pioneer Equity Income VCT Portfolio Class II	$9.99	$12.36	31,417.39
Pioneer Fund VCT Portfolio Class II	$10.92	$14.14	0.00
Pioneer High Yield VCT Portfolio Class II	$9.70	$10.95	0.00
Pioneer Strategic Income VCT Portfolio Class II	$9.87	$10.68	25,230.25
Power Dividend Index VIT Fund Class 1	$9.71	$9.32	0.00
Power Income VIT Fund Class 2	$9.54	$10.16	0.00
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$10.80	$13.71	0.00
Prudential Series Fund Natural Resources Portfolio Class II	$8.70	$9.47	673.23
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$9.97	$13.50	0.00
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$9.84	$11.24	0.00
Royce Capital Fund - Micro-Cap Portfolio Service Class	$9.35	$11.02	0.00
Royce Capital Fund - Small-Cap Portfolio Service Class	$9.64	$11.28	3,443.61
Rydex VIF Biotechnology Fund	$9.91	$12.21	4,428.00
Rydex VIF S&P 500 Pure Growth Fund	$10.51	$13.14	0.00
Rydex VIF S&P MidCap 400 Pure Growth Fund	$9.22	$10.52	0.00
T. Rowe Price Blue Chip Growth Portfolio-II	$11.76	$15.05	46,555.68
T. Rowe Price Health Sciences Portfolio-II	$11.01	$13.99	13,774.89
Templeton Developing Markets Fund Class 2	$9.94	$12.44	532.46
Templeton Foreign VIP Fund Class 2	$9.02	$10.03	32,881.10
Templeton Global Bond VIP Fund Class 2	$9.79	$9.87	13,694.62
VanEck VIP Global Hard Assets Fund S	$7.58	$8.35	402.65
Western Asset Core Bond Plus Portfolio Class II	$9.88	$10.91	72,186.06
Western Asset Variable Global High Yield Bond Portfolio Class II	$9.73	$10.96	759.00

Table 2 - Base Contract with 5-Year Optional Value Endorsement – 1.25% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2018)	Accumulation Unit Value at End of Period (12/31/2019)	Number of Accumulation Units at End of Period
2019
AB VPS Dynamic Asset Allocation Portfolio B	$9.81	$11.17	24,239.67
AB VPS Small Cap Growth Portfolio B	$11.43	$15.35	0.00
AB VPS Small/Mid Cap Value Portfolio B	$9.21	$10.90	26,705.63
Alger Capital Appreciation Portfolio Class S	$11.12	$14.64	55,734.52
ALPS | Alerian Energy Infrastructure Portfolio Class III	$7.80	$9.27	11,647.94
ALPS | Red Rocks Listed Private Equity Class III	$9.58	$13.23	9,223.12
American Century VP Balanced Fund II	$10.00	$10.65	0.00
American Century VP Income & Growth Fund II	$10.00	$10.72	0.00
American Century VP Inflation Protection Fund II	$9.73	$10.46	0.00
American Century VP Mid Cap Value Fund II	$9.21	$11.73	46,260.34
American Century VP Ultra Fund II	$11.48	$15.24	4,735.61
American Century VP Value Fund II	$9.54	$11.96	149,591.53
American Funds IS Asset Allocation Fund Class 4	$10.16	$12.13	1,177,976.21
American Funds IS Blue Chip Income and Growth Fund Class 4	$10.01	$11.96	98,833.22
American Funds IS Capital Income Builder® Class 4	$9.74	$11.32	56,376.24
American Funds IS Global Growth and Income Fund Class 4	$10.10	$13.04	81,293.21
American Funds IS Global Growth Fund Class 4	$10.21	$13.60	74,220.45
American Funds IS Global Small Capitalization Fund Class 4	$9.96	$12.91	18,952.61
American Funds IS Growth Fund Class 4	$11.10	$14.29	152,421.16
American Funds IS Growth-Income Fund Class 4	$10.86	$13.49	124,915.59
American Funds IS International Fund Class 4	$9.84	$11.92	47,827.02
American Funds IS International Growth and Income Fund Class 4	$9.77	$11.81	31,931.44
American Funds IS New World Fund® Class 4	$9.58	$12.19	95,951.00
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$9.85	$10.22	17,587.27
American Funds IS Ultra-Short Bond Fund Class 4	$9.92	$9.93	60,931.66
BlackRock 60/40 Target Allocation ETF V.I. Fund Formerly BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$10.12	$12.11	2,403.74
BlackRock Advantage Large Cap Core V.I. Fund Class III	$10.37	$13.17	0.00
BlackRock Basic Value V.I. Fund Class III	$9.82	$11.98	5,959.80
BlackRock Capital Appreciation V.I. Fund Class III	$11.64	$15.12	0.00
BlackRock Equity Dividend V.I. Fund Class III	$10.18	$12.81	32,111.31
BlackRock Global Allocation V.I. Fund Class III	$9.72	$11.31	8,001.22
BlackRock Large Cap Focus Growth V.I. Fund Class III	$11.56	$15.10	29,730.53
Calvert VP S&P 500 Index Portfolio	$10.57	$13.69	11,159.20
Calvert VP SRI Balanced Portfolio	$9.70	$11.90	0.00
Calvert VP SRI Mid Cap Portfolio	$10.10	$13.10	0.00
ClearBridge Variable Aggressive Growth Portfolio Class II	$9.47	$11.67	3,813.98
ClearBridge Variable Dividend Strategy Portfolio Class II	$10.46	$13.57	11,836.03
ClearBridge Variable Large Cap Growth II	$10.77	$14.02	69,270.01
ClearBridge Variable Mid Cap Portfolio Class II	$9.21	$12.06	35,383.54
ClearBridge Variable Small Cap Growth Portfolio Class II	$11.61	$14.51	27,459.92
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$9.97	$13.08	22,576.68
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$10.15	$12.41	0.00
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$9.52	$10.54	4,518.44
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$9.68	$11.14	1,281.22
Columbia Variable Portfolio - Select Large-Cap Value Fund Class 2	$9.67	$12.07	1,644.75
Columbia Variable Portfolio - Seligman Global Tech Fund Class 2	$9.78	$14.97	7,122.16
Columbia Variable Portfolio - Strategic Income Fund Class 2 (added 5/1/2020)	-	-	-
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2	$10.00	$10.51	0.00
Delaware VIP Covered Call Strategy Series Formerly First Investors Life Series Covered Call Strategy Fund	$9.31	$11.16	0.00
Delaware VIP International Series Formerly First Investors Life Series International Fund	$9.78	$12.07	0.00
Delaware VIP Opportunity Series Formerly First Investors Life Series Opportunity Fund	$9.25	$11.89	6,609.52
Delaware VIP Total Return Series Formerly First Investors Life Series Total Return Fund	$9.74	$11.44	0.00
DWS Alternative Asset Allocation VIP-B	$9.26	$10.46	0.00
DWS CROCI® U.S. VIP-B	$9.87	$12.91	0.00
DWS Equity 500 Index VIP-B	$10.52	$13.58	62,226.28
DWS Global Small Cap VIP-B	$8.70	$10.41	0.00
DWS Small Cap Index VIP-B	$9.52	$11.74	4,539.25
DWS Small Mid Cap Value VIP-B	$8.78	$10.50	20,178.35
Eaton Vance VT Floating-Rate Income Fund	$9.98	$10.56	43,188.20
Federated Hermes High Income Bond II, Service Formerly Federated High Income Bond II, Service	$10.00	$10.38	15,518.01
Federated Hermes Kaufmann Fund II, Service Formerly Federated Kaufmann Fund II, Service	$10.00	$10.92	5,000.99
Federated Hermes Managed Volatility II, Service Formerly Federated Managed Volatility II, Service	$10.00	$10.72	0.00
Fidelity® VIP Contrafund® Portfolio Service Class 2	$10.17	$13.18	89,224.69
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$9.95	$12.70	10,976.93
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$10.00	$11.62	58,582.00
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$9.98	$12.07	6,673.13
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$10.01	$12.46	19,029.77
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.97	$10.02	0.00
Fidelity® VIP Growth Opportunities Portfolio Service Class 2	$10.00	$10.95	49,567.69
Fidelity® VIP High Income Portfolio Service Class 2	$9.72	$11.01	17,105.99
Fidelity® VIP International Capital Appreciation Portfolio Service Class 2 (added 5/1/2020)	-	-	-
Fidelity® VIP Mid Cap Portfolio Service Class 2	$9.43	$11.47	25,273.92
Fidelity® VIP Overseas Portfolio Service Class 2	$9.47	$11.93	0.00
Fidelity® VIP Real Estate Portfolio Service Class 2	$9.43	$11.45	20,053.06
Fidelity® VIP Strategic Income Portfolio Service Class 2	$9.89	$10.81	73,339.37
Fidelity® VIP Value Strategies Portfolio Service Class 2	$8.97	$11.88	4,301.47
Franklin Income VIP Fund Class 2	$9.94	$11.40	44,928.42
Franklin Mutual Global Discovery VIP Fund Class 2	$9.00	$11.06	7,682.85
Franklin Mutual Shares VIP Fund Class 2	$9.21	$11.15	10,476.74
Franklin Rising Dividends VIP Fund Class 2	$10.49	$13.38	49,573.36
Guggenheim VIF Global Managed Futures Strategy Fund	$9.41	$10.05	1,347.32
Guggenheim VIF Long Short Equity Fund	$9.70	$10.11	0.00
Guggenheim VIF Multi-Hedge Strategies Fund	$9.57	$9.93	395.15
Guggenheim VIF Small Cap Value Series Q	$8.83	$10.69	2,882.76
Invesco Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class Formerly Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$10.61	$14.57	9,815.99
Invesco Oppenheimer Global Fund/VA Service Class Formerly Oppenheimer Global Fund/VA Service Class	$10.01	$13.00	29,175.09
Invesco Oppenheimer International Growth Fund/VA Service Class Formerly Oppenheimer International Growth Fund/VA Service Class	$8.86	$11.19	65,148.38
Invesco Oppenheimer Main Street Fund/VA Service Class Formerly Oppenheimer Main Street Fund/VA Service Class	$9.38	$12.73	6,153.38
Invesco Oppenheimer Main Street Small Cap Fund/VA Service Class Formerly Oppenheimer Main Street Small Cap Fund/VA Service Class	$9.78	$11.68	33,429.45
Invesco Oppenheimer Total Return Bond Fund/VA Service Class Formerly Oppenheimer Total Return Bond Fund/VA Service Class	$9.92	$10.70	393.84
Ivy VIP Asset Strategy	$10.27	$12.35	2,888.11
Ivy VIP Balanced	$10.04	$12.11	796.17
Ivy VIP Energy	$6.58	$6.72	3,817.83
Ivy VIP Global Bond	$9.99	$10.80	118.50
Ivy VIP Global Equity Income	$9.57	$11.64	0.00
Ivy VIP Global Growth	$10.36	$12.89	631.50
Ivy VIP Growth	$11.57	$15.60	3,989.59
Ivy VIP High Income	$9.89	$10.86	26,644.38
Ivy VIP International Core Equity	$8.95	$10.49	23,141.64
Ivy VIP Mid Cap Growth	$11.37	$15.48	29,272.94
Ivy VIP Natural Resources	$8.24	$8.91	787.57
Ivy VIP Science and Technology	$10.75	$15.88	42,523.23
Ivy VIP Small Cap Core	$9.61	$11.80	50,684.37
Ivy VIP Small Cap Growth	$10.67	$13.00	18,407.15
Janus Henderson Balanced Portfolio Service Shares	$10.94	$13.21	100,428.76
Janus Henderson Enterprise Portfolio Service Shares	$11.29	$15.07	65,684.05
Janus Henderson Flexible Bond Portfolio Service Shares	$9.84	$10.61	2,008.34
Janus Henderson Global Research Portfolio Service Shares	$10.36	$13.17	2,509.52
Janus Henderson Global Technology and Innovation Portfolio Service Shares Formerly Janus Henderson Global Technology Portfolio Service Shares	$11.96	$17.10	15,546.51
Janus Henderson Mid Cap Value Portfolio Service Shares	$9.28	$11.92	11,340.42
Janus Henderson Overseas Portfolio Service Shares	$9.50	$11.89	2,368.59
Janus Henderson Research Portfolio Service Shares	$10.73	$14.33	0.00
John Hancock VIT Financial Industries Trust Series II	$8.36	$10.86	4,563.70
John Hancock VIT Fundamental All Cap Core Trust Series II	$8.76	$11.79	732.11
John Hancock VIT Select Bond Trust Series II	$10.09	$10.83	0.00
John Hancock VIT Strategic Income Opportunities Trust Series II	$9.50	$10.39	0.00
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$10.26	$11.93	8,981.95
Lazard Retirement International Equity Portfolio Service Shares	$9.49	$11.35	3,599.36
Lord Abbett Series Fund Bond Debenture Portfolio VC	$9.89	$11.07	73,932.53
Lord Abbett Series Fund Developing Growth Portfolio VC	$12.12	$15.77	5,847.59
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$9.94	$11.92	357.63
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.01	$10.39	33,449.64
MFS VIT II Blended Research Core Equity Portfolio Service Class	$10.18	$12.95	0.00
MFS VIT II Corporate Bond Portfolio Service Class	$9.83	$11.11	16,855.47
MFS VIT II Emerging Markets Equity Portfolio Service Class	$9.98	$11.84	47,119.65
MFS VIT II Global Tactical Allocation Portfolio Service Class	$9.87	$11.14	3,112.27
MFS VIT II International Value Portfolio Service Class	$10.12	$12.56	30,746.19
MFS VIT II Technology Portfolio Service Class	$11.67	$15.66	16,534.76
MFS VIT III Global Real Estate Service Class	$10.00	$10.93	0.00
MFS VIT New Discovery Portfolio Service Class	$11.06	$15.43	10,897.81
MFS VIT Utilities Portfolio Service Class	$10.57	$13.03	13,975.90
PIMCO All Asset Portfolio Advisor Class	$9.97	$11.00	0.00
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$8.85	$9.73	661.00
PIMCO Emerging Markets Bond Portfolio Advisor Class	$9.67	$10.95	20,911.56
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.84	$11.52	0.00
PIMCO High Yield Portfolio Advisor Class	$9.82	$11.11	12,923.49
PIMCO Income Portfolio Advisor Class	$10.03	$10.74	90,525.31
PIMCO Low Duration Portfolio Advisor Class	$9.89	$10.15	51,604.36
PIMCO Real Return Portfolio Advisor Class	$9.72	$10.40	28,093.50
PIMCO Short-Term Portfolio Advisor Class	$10.08	$10.23	118,429.97
PIMCO Total Return Portfolio Advisor Class	$9.99	$10.68	32,603.93
PIMCO VIT Dynamic Bond Portfolio Advisor Class	$10.13	$10.49	4,121.57
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class	$9.84	$10.30	0.00
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class	$10.18	$10.74	7,366.18
Pioneer Bond VCT Portfolio Class II	$9.92	$10.67	103,936.10
Pioneer Equity Income VCT Portfolio Class II	$9.98	$12.34	56,638.26
Pioneer Fund VCT Portfolio Class II	$10.91	$14.12	0.00
Pioneer High Yield VCT Portfolio Class II	$9.69	$10.94	0.00
Pioneer Strategic Income VCT Portfolio Class II	$9.86	$10.66	10,613.20
Power Dividend Index VIT Fund Class 1	$9.70	$9.31	6,004.88
Power Income VIT Fund Class 2	$9.53	$10.14	3,281.35
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$10.79	$13.69	0.00
Prudential Series Fund Natural Resources Portfolio Class II	$8.69	$9.46	483.70
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$9.96	$13.49	0.00
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$9.84	$11.22	0.00
Royce Capital Fund - Micro-Cap Portfolio Service Class	$9.35	$11.01	0.00
Royce Capital Fund - Small-Cap Portfolio Service Class	$9.63	$11.26	2,913.84
Rydex VIF Biotechnology Fund	$9.90	$12.19	13,645.43
Rydex VIF S&P 500 Pure Growth Fund	$10.50	$13.13	17,864.23
Rydex VIF S&P MidCap 400 Pure Growth Fund	$9.21	$10.50	5,532.49
T. Rowe Price Blue Chip Growth Portfolio-II	$11.75	$15.03	179,188.98
T. Rowe Price Health Sciences Portfolio-II	$11.00	$13.97	99,380.03
Templeton Developing Markets Fund Class 2	$9.93	$12.43	212.92
Templeton Foreign VIP Fund Class 2	$9.01	$10.02	82,055.57
Templeton Global Bond VIP Fund Class 2	$9.78	$9.86	67,756.10
VanEck VIP Global Hard Assets Fund S	$7.57	$8.34	579.89
Western Asset Core Bond Plus Portfolio Class II	$9.87	$10.90	170,047.74
Western Asset Variable Global High Yield Bond Portfolio Class II	$9.72	$10.95	1,047.45

Table 1 - Base Contract with 6-Year Optional Value Endorsement – 1.20% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2017)	Accumulation Unit Value at End of Period (12/31/2018)	Number of Accumulation Units at End of Period
2018
AB VPS Dynamic Asset Allocation Portfolio B	$10.73	$9.82	1,580.17
AB VPS Small Cap Growth Portfolio B	$11.71	$11.44	0.00
AB VPS Small/Mid Cap Value Portfolio B	$11.01	$9.21	2,013.93
Alger Capital Appreciation Portfolio Class S	$11.31	$11.13	31,441.90
ALPS | Alerian Energy Infrastructure Portfolio Class III	$9.75	$7.81	0.00
ALPS | Red Rocks Listed Private Equity Class III	$11.09	$9.59	384.28
American Century VP Inflation Protection Fund II	$10.14	$9.74	0.00
American Century VP Mid Cap Value Fund II	$10.72	$9.22	21,605.68
American Century VP Ultra Fund II	$11.56	$11.48	2,623.60
American Century VP Value Fund II	$10.65	$9.55	39,682.76
American Funds IS Asset Allocation Fund Class 4	$10.81	$10.17	41,534.24
American Funds IS Blue Chip Income and Growth Fund Class 4	$11.13	$10.01	42,142.03
American Funds IS Capital Income Builder® Class 4	$10.64	$9.75	2,733.42
American Funds IS Global Growth and Income Fund Class 4	$11.36	$10.11	3,857.51
American Funds IS Global Growth Fund Class 4	$11.39	$10.22	5,798.25
American Funds IS Global Small Capitalization Fund Class 4	$11.31	$9.97	2,333.64
American Funds IS Growth Fund Class 4	$11.30	$11.11	39,240.54
American Funds IS Growth-Income Fund Class 4	$11.23	$10.86	43,308.71
American Funds IS International Fund Class 4	$11.51	$9.85	1,975.32
American Funds IS International Growth and Income Fund Class 4	$11.18	$9.78	2,290.75
American Funds IS New World Fund® Class 4	$11.32	$9.59	21,536.99
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$9.92	$9.85	2,317.18
American Funds IS Ultra-Short Bond Fund Class 4	$9.94	$9.93	0.00
BlackRock Advantage Large Cap Core V.I. Fund Class III	$11.12	$10.38	0.00
BlackRock Basic Value V.I. Fund Class III	$10.82	$9.83	1,888.78
BlackRock Capital Appreciation V.I. Fund Class III	$11.31	$11.65	0.00
BlackRock Equity Dividend V.I. Fund Class III	$11.14	$10.19	4,677.75
BlackRock Global Allocation V.I. Fund Class III	$10.66	$9.73	5,646.91
BlackRock Large Cap Focus Growth V.I. Fund Class III	$11.39	$11.57	988.98
Calvert VP S&P 500 Index Portfolio	$11.24	$10.58	0.00
Calvert VP SRI Balanced Portfolio (Added as of May 1, 2018)	$10.00	$9.70	0.00
Calvert VP SRI Mid Cap Portfolio	$10.71	$10.11	0.00
ClearBridge Variable Aggressive Growth Portfolio Class II	$10.49	$9.48	0.00
ClearBridge Variable Dividend Strategy Portfolio Class II	$11.15	$10.47	9,911.64
ClearBridge Variable Large Cap Growth II	$10.93	$10.78	18,881.66
ClearBridge Variable Mid Cap Portfolio Class II	$10.70	$9.22	10,666.42
ClearBridge Variable Small Cap Growth Portfolio Class II	$11.40	$11.62	1,168.31
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$11.12	$9.98	3,915.35
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$10.94	$10.16	1,406.78
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$10.42	$9.53	4,722.96
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$10.21	$9.69	0.00
Columbia Variable Portfolio Select Large-Cap Value Fund Class 2	$11.18	$9.67	1,782.04
Columbia Variable Portfolio Seligman Global Tech Fund Class 2	$10.82	$9.79	362.02
Columbia Variable Portfolio US Government Mortgage Fund Class 2	$9.97	$10.00	0.00
DWS Alternative Asset Allocation VIP-B	$10.35	$9.27	0.00
DWS CROCI® U.S. VIP-B	$11.20	$9.88	0.00
DWS Equity 500 Index VIP-B	$11.21	$10.53	13,857.32
DWS Global Small Cap VIP-B	$11.13	$8.71	0.00
DWS Small Cap Index VIP-B	$10.89	$9.53	0.00
DWS Small Mid Cap Value VIP-B	$10.64	$8.79	6,068.50
Eaton Vance VT Floating-Rate Income Fund	$10.12	$9.99	5,055.45
Fidelity® VIP Contrafund® Portfolio Service Class 2	$11.03	$10.17	4,937.88
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$12.32	$9.96	878.30
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$10.71	$10.01	0.00
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$10.95	$9.99	0.00
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$11.15	$10.01	0.00
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.96	$9.97	0.00
Fidelity® VIP High Income Portfolio Service Class 2	$10.21	$9.73	0.00
Fidelity® VIP Mid Cap Portfolio Service Class 2	$11.21	$9.44	3,734.96
Fidelity® VIP Overseas Portfolio Service Class 2	$11.30	$9.48	0.00
Fidelity® VIP Real Estate Portfolio Service Class 2	$10.21	$9.43	3,380.94
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.31	$9.90	2,397.88
Fidelity® VIP Value Strategies Portfolio Service Class 2	$11.01	$8.98	397.69
First Investors Life Series Covered Call Strategy Fund (Added as of May 1, 2018)	$10.48	$9.32	2,960.41
First Investors Life Series International Fund	$11.28	$9.79	0.00
First Investors Life Series Opportunity Fund	$11.08	$9.26	5,598.19
First Investors Life Series Total Return Fund	$10.69	$9.75	0.00
Franklin Income VIP Fund Class 2	$10.52	$9.95	11,150.14
Franklin Mutual Global Discovery VIP Fund Class 2	$10.27	$9.01	8,023.35
Franklin Mutual Shares VIP Fund Class 2	$10.26	$9.22	9,693.92
Franklin Rising Dividends VIP Fund Class 2	$11.19	$10.50	8,721.62
Guggenheim VIF Global Managed Futures Strategy Fund	$10.48	$9.42	596.79
Guggenheim VIF Long Short Equity Fund	$11.29	$9.71	0.00
Guggenheim VIF Multi-Hedge Strategies Fund	$10.21	$9.58	0.00
Guggenheim VIF Small Cap Value Series Q	$10.25	$8.84	1,859.46
Ivy VIP Asset Strategy	$11.00	$10.28	0.00
Ivy VIP Balanced	$10.51	$10.05	0.00
Ivy VIP Energy	$10.12	$6.58	1,827.23
Ivy VIP Global Bond	$10.14	$10.00	0.00
Ivy VIP Global Equity Income	$10.98	$9.58	0.00
Ivy VIP Global Growth	$11.20	$10.37	1,187.62
Ivy VIP Growth	$11.45	$11.58	1,207.93
Ivy VIP High Income	$10.23	$9.89	4,085.49
Ivy VIP International Core Equity	$11.03	$8.96	3,089.69
Ivy VIP Mid Cap Growth	$11.52	$11.38	2,910.48
Ivy VIP Natural Resources	$10.87	$8.25	0.00
Ivy VIP Science and Technology	$11.49	$10.76	4,380.59
Ivy VIP Small Cap Core	$10.88	$9.62	7,090.65
Ivy VIP Small Cap Growth	$11.27	$10.68	3,905.74
Janus Henderson Balanced Portfolio Service Shares	$11.03	$10.95	7,623.54
Janus Henderson Enterprise Portfolio Service Shares	$11.51	$11.30	32,701.44
Janus Henderson Flexible Bond Portfolio Service Shares	$10.09	$9.84	0.00
Janus Henderson Global Research Portfolio Service Shares	$11.30	$10.37	0.00
Janus Henderson Global Technology Portfolio Service Shares	$12.00	$11.97	3,474.89
Janus Henderson Mid Cap Value Portfolio Service Shares	$10.91	$9.29	4,120.38
Janus Henderson Overseas Portfolio Service Shares	$11.34	$9.51	0.00
Janus Henderson Research Portfolio Service Shares	$11.18	$10.74	0.00
John Hancock VIT Financial Industries Trust Series II (Added as of May 1, 2018)	$10.00	$8.36	0.00
John Hancock VIT Fundamental All Cap Core Trust Series II (Added as of May 1, 2018)	$10.00	$8.77	0.00
John Hancock VIT Select Bond Trust Series II (Added as of May 1, 2018)	$10.00	$10.09	0.00
John Hancock VIT Strategic Income Opportunities Trust Series II (Added as of May 1, 2018)	$10.00	$9.50	0.00
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.12	$10.27	369.40
Lazard Retirement International Equity Portfolio Service Shares	$11.17	$9.50	0.00
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.44	$9.90	17,509.52
Lord Abbett Series Fund Developing Growth Portfolio VC	$11.71	$12.13	1,487.58
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.96	$9.94	2,409.79
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.03	$10.02	8,076.70
MFS VIT II Blended Research Core Equity Portfolio Service Class	$11.20	$10.18	2,256.42
MFS VIT II Corporate Bond Portfolio Service Class	$10.30	$9.84	886.26
MFS VIT II Emerging Markets Equity Portfolio Service Class	$11.77	$9.99	3,706.23
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.50	$9.88	0.00
MFS VIT II International Value Portfolio Service Class	$11.36	$10.13	9,212.00
MFS VIT II Technology Portfolio Service Class	$11.64	$11.68	3,587.07
MFS VIT New Discovery Portfolio Service Class	$11.40	$11.07	6,428.38
MFS VIT Utilities Portfolio Service Class	$10.62	$10.58	5,529.60
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$11.47	$10.62	0.00
Oppenheimer Global Fund/VA Service Class	$11.71	$10.02	5,174.99
Oppenheimer International Growth Fund/VA Service Class	$11.15	$8.86	6,616.64
Oppenheimer Main Street Fund/VA Service Class	$10.62	$9.39	4,879.63
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.78	$9.79	24,674.25
Oppenheimer Total Return Bond Fund/VA Service Class	$10.18	$9.93	675.27
PIMCO All Asset Portfolio Advisor Class	$10.68	$9.98	0.00
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$10.45	$8.86	0.00
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.30	$9.68	867.67
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$10.70	$9.98	0.00
PIMCO High Yield Portfolio Advisor Class	$10.23	$9.83	1,150.20
PIMCO Income Portfolio Advisor Class	$10.13	$10.04	36,452.72
PIMCO Low Duration Portfolio Advisor Class	$10.00	$9.90	16,457.98
PIMCO Real Return Portfolio Advisor Class	$10.08	$9.73	10,738.30
PIMCO Short-Term Portfolio Advisor Class	$10.07	$10.09	12,574.90
PIMCO Total Return Portfolio Advisor Class	$10.19	$10.00	12,386.49
PIMCO VIT Dynamic Bond Portfolio Advisor Class Formerly PIMCO VIT Unconstrained Bond Portfolio Advisor Class	$10.17	$10.14	2,134.61
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class Formerly PIMCO VIT Global Bond Portfolio (Unhedged) Advisor Class	$10.41	$9.85	0.00
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class Formerly PIMCO VIT Foreign Bond (USD-Hedged) Portfolio	$10.11	$10.19	419.07
Pioneer Bond VCT Portfolio Class II	$10.15	$9.93	35,883.35
Pioneer Equity Income VCT Portfolio Class II	$11.08	$9.99	26,533.22
Pioneer Fund VCT Portfolio Class II	$11.25	$10.92	0.00
Pioneer High Yield VCT Portfolio Class II	$10.22	$9.70	0.00
Pioneer Strategic Income VCT Portfolio Class II	$10.18	$9.87	24,634.80
Power Dividend Index VIT Fund Class 1	$10.68	$9.71	15,064.99
Power Income VIT Fund Class 2	$9.99	$9.54	0.00
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$11.60	$10.80	0.00
Prudential Series Fund Natural Resources Portfolio Class II	$10.79	$8.70	596.11
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.98	$9.97	0.00
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.74	$9.84	0.00
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.44	$9.35	0.00
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.66	$9.64	0.00
Rydex VIF Biotechnology Fund	$11.08	$9.91	4,105.83
Rydex VIF S&P 500 Pure Growth Fund	$11.27	$10.51	0.00
Rydex VIF S&P MidCap 400 Pure Growth Fund	$10.96	$9.22	0.00
T. Rowe Price Blue Chip Growth Portfolio-II	$11.71	$11.76	35,934.21
T. Rowe Price Health Sciences Portfolio-II	$11.05	$11.01	11,438.40
Templeton Developing Markets Fund Class 2	$11.95	$9.94	558.73
Templeton Foreign VIP Fund Class 2	$10.80	$9.02	29,780.31
Templeton Global Bond VIP Fund Class 2	$9.72	$9.79	11,571.29
VanEck VIP Global Hard Assets Fund S	$10.71	$7.58	402.65
Western Asset Core Bond Plus Portfolio Class II	$10.27	$9.88	87,928.92
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.28	$9.73	756.79

Table 2 - Base Contract with 5-Year Optional Value Endorsement – 1.25% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2017)	Accumulation Unit Value at End of Period (12/31/2018)	Number of Accumulation Units at End of Period
2018
AB VPS Dynamic Asset Allocation Portfolio B	$10.73	$9.81	792.05
AB VPS Small Cap Growth Portfolio B	$11.70	$11.43	0.00
AB VPS Small/Mid Cap Value Portfolio B	$11.01	$9.21	8,355.11
Alger Capital Appreciation Portfolio Class S	$11.31	$11.12	29,718.52
ALPS | Alerian Energy Infrastructure Portfolio Class III	$9.74	$7.80	1,024.36
ALPS | Red Rocks Listed Private Equity Class III	$11.09	$9.58	7,192.58
American Century VP Inflation Protection Fund II	$10.14	$9.73	0.00
American Century VP Mid Cap Value Fund II	$10.72	$9.21	29,840.41
American Century VP Ultra Fund II	$11.55	$11.48	4,760.57
American Century VP Value Fund II	$10.65	$9.54	107,130.99
American Funds IS Asset Allocation Fund Class 4	$10.81	$10.16	196,167.88
American Funds IS Blue Chip Income and Growth Fund Class 4	$11.13	$10.01	80,973.94
American Funds IS Capital Income Builder® Class 4	$10.64	$9.74	30,787.58
American Funds IS Global Growth and Income Fund Class 4	$11.35	$10.10	34,201.41
American Funds IS Global Growth Fund Class 4	$11.39	$10.21	42,149.83
American Funds IS Global Small Capitalization Fund Class 4	$11.31	$9.96	17,057.24
American Funds IS Growth Fund Class 4	$11.29	$11.10	105,410.77
American Funds IS Growth-Income Fund Class 4	$11.22	$10.86	109,530.60
American Funds IS International Fund Class 4	$11.51	$9.84	30,643.82
American Funds IS International Growth and Income Fund Class 4	$11.17	$9.77	23,014.31
American Funds IS New World Fund® Class 4	$11.31	$9.58	79,068.27
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$9.92	$9.85	30,641.76
American Funds IS Ultra-Short Bond Fund Class 4	$9.93	$9.92	29,546.52
BlackRock Advantage Large Cap Core V.I. Fund Class III	$11.12	$10.37	0.00
BlackRock Basic Value V.I. Fund Class III	$10.82	$9.82	5,607.72
BlackRock Capital Appreciation V.I. Fund Class III	$11.54	$11.64	0.00
BlackRock Equity Dividend V.I. Fund Class III	$11.54	$10.18	23,638.94
BlackRock Global Allocation V.I. Fund Class III	$11.13	$9.72	7,027.80
BlackRock Large Cap Focus Growth V.I. Fund Class III	$11.39	$11.56	30,030.63
Calvert VP S&P 500 Index Portfolio	$11.23	$10.57	0.00
Calvert VP SRI Balanced Portfolio (Added as of May 1, 2018)	$10.00	$9.70	0.00
Calvert VP SRI Mid Cap Portfolio	$10.70	$10.10	0.00
ClearBridge Variable Aggressive Growth Portfolio Class II	$10.49	$9.47	3,828.43
ClearBridge Variable Dividend Strategy Portfolio Class II	$11.15	$10.46	6,402.50
ClearBridge Variable Large Cap Growth II	$10.93	$10.77	55,860.39
ClearBridge Variable Mid Cap Portfolio Class II	$10.69	$9.21	36,953.58
ClearBridge Variable Small Cap Growth Portfolio Class II	$11.39	$11.61	26,454.52
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$11.11	$9.97	19,828.02
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$10.94	$10.15	135.43
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$10.41	$9.52	2,878.56
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$10.21	$9.68	0.00
Columbia Variable Portfolio Select Large-Cap Value Fund Class 2	$11.18	$9.67	487.29
Columbia Variable Portfolio Seligman Global Tech Fund Class 2	$10.82	$9.78	5,184.63
Columbia Variable Portfolio US Government Mortgage Fund Class 2	$9.96	$10.00	0.00
DWS Alternative Asset Allocation VIP-B	$10.34	$9.26	0.00
DWS CROCI® U.S. VIP-B	$11.19	$9.87	0.00
DWS Equity 500 Index VIP-B	$11.21	$10.52	50,615.63
DWS Global Small Cap VIP-B	$11.12	$8.70	0.00
DWS Small Cap Index VIP-B	$10.88	$9.52	3,949.79
DWS Small Mid Cap Value VIP-B	$10.63	$8.78	21,261.30
Eaton Vance VT Floating-Rate Income Fund	$10.12	$9.98	24,670.92
Fidelity® VIP Contrafund® Portfolio Service Class 2	$11.03	$10.17	27,177.67
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$12.32	$9.95	2,034.42
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$10.70	$10.00	1,890.34
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$10.95	$9.98	6,673.12
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$11.14	$10.01	13,862.46
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.95	$9.97	0.00
Fidelity® VIP High Income Portfolio Service Class 2	$10.21	$9.72	1,104.93
Fidelity® VIP Mid Cap Portfolio Service Class 2	$11.21	$9.43	18,866.06
Fidelity® VIP Overseas Portfolio Service Class 2	$11.29	$9.47	0.00
Fidelity® VIP Real Estate Portfolio Service Class 2	$10.20	$9.43	11,317.30
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.31	$9.89	17,626.21
Fidelity® VIP Value Strategies Portfolio Service Class 2	$11.01	$8.97	3,746.42
First Investors Life Series Covered Call Strategy Fund (Added as of May 1, 2018)	$10.48	$9.31	0.00
First Investors Life Series International Fund	$11.28	$9.78	0.00
First Investors Life Series Opportunity Fund	$11.07	$9.25	6,453.61
First Investors Life Series Total Return Fund	$10.68	$9.74	0.00
Franklin Income VIP Fund Class 2	$10.52	$9.94	32,584.94
Franklin Mutual Global Discovery VIP Fund Class 2	$10.27	$9.00	9,127.73
Franklin Mutual Shares VIP Fund Class 2	$10.26	$9.21	10,252.58
Franklin Rising Dividends VIP Fund Class 2	$11.19	$10.49	37,411.05
Guggenheim VIF Global Managed Futures Strategy Fund	$10.47	$9.41	1,626.10
Guggenheim VIF Long Short Equity Fund	$11.29	$9.70	0.00
Guggenheim VIF Multi-Hedge Strategies Fund	$10.21	$9.57	537.33
Guggenheim VIF Small Cap Value Series Q	$10.24	$8.83	2,043.72
Ivy VIP Asset Strategy	$11.00	$10.27	2,858.19
Ivy VIP Balanced	$10.51	$10.04	796.17
Ivy VIP Energy	$10.11	$6.58	1,910.48
Ivy VIP Global Bond	$10.14	$9.99	118.57
Ivy VIP Global Equity Income	$10.98	$9.57	0.00
Ivy VIP Global Growth	$11.20	$10.36	612.15
Ivy VIP Growth	$11.45	$11.57	1,853.66
Ivy VIP High Income	$10.23	$9.89	20,093.28
Ivy VIP International Core Equity	$11.03	$8.95	17,194.68
Ivy VIP Mid Cap Growth	$11.52	$11.37	29,228.70
Ivy VIP Natural Resources	$10.87	$8.24	730.67
Ivy VIP Science and Technology	$11.49	$10.75	19,485.27
Ivy VIP Small Cap Core	$10.88	$9.61	39,077.49
Ivy VIP Small Cap Growth	$11.27	$10.67	9,274.04
Janus Henderson Balanced Portfolio Service Shares	$11.03	$10.94	16,877.25
Janus Henderson Enterprise Portfolio Service Shares	$11.51	$11.29	58,153.90
Janus Henderson Flexible Bond Portfolio Service Shares	$10.09	$9.84	2,893.61
Janus Henderson Global Research Portfolio Service Shares	$11.29	$10.36	906.23
Janus Henderson Global Technology Portfolio Service Shares	$12.00	$11.96	7,759.52
Janus Henderson Mid Cap Value Portfolio Service Shares	$10.90	$9.28	6,416.76
Janus Henderson Overseas Portfolio Service Shares	$11.34	$9.50	2,368.59
Janus Henderson Research Portfolio Service Shares	$11.18	$10.73	0.00
John Hancock VIT Financial Industries Trust Series II (Added as of May 1, 2018)	$10.00	$8.36	3,709.21
John Hancock VIT Fundamental All Cap Core Trust Series II (Added as of May 1, 2018)	$10.00	$8.76	0.00
John Hancock VIT Select Bond Trust Series II (Added as of May 1, 2018)	$10.00	$10.09	0.00
John Hancock VIT Strategic Income Opportunities Trust Series II (Added as of May 1, 2018)	$10.00	$9.50	0.00
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.12	$10.26	6,182.77
Lazard Retirement International Equity Portfolio Service Shares	$11.17	$9.49	0.00
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.44	$9.89	46,062.39
Lord Abbett Series Fund Developing Growth Portfolio VC	$11.70	$12.12	1,112.47
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.96	$9.94	0.00
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.02	$10.01	46,758.66
MFS VIT II Blended Research Core Equity Portfolio Service Class	$11.20	$10.18	0.00
MFS VIT II Corporate Bond Portfolio Service Class	$10.29	$9.83	21,643.52
MFS VIT II Emerging Markets Equity Portfolio Service Class	$11.77	$9.98	18,889.04
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.50	$9.87	3,150.52
MFS VIT II International Value Portfolio Service Class	$11.36	$10.12	24,677.89
MFS VIT II Technology Portfolio Service Class	$11.64	$11.67	14,278.20
MFS VIT New Discovery Portfolio Service Class	$11.40	$11.06	9,750.02
MFS VIT Utilities Portfolio Service Class	$10.62	$10.57	5,414.71
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$11.47	$10.61	9,006.46
Oppenheimer Global Fund/VA Service Class	$11.70	$10.01	18,675.45
Oppenheimer International Growth Fund/VA Service Class	$11.15	$8.86	48,676.52
Oppenheimer Main Street Fund/VA Service Class	$10.62	$9.38	21,783.63
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.78	$9.78	5,133.79
Oppenheimer Total Return Bond Fund/VA Service Class	$10.18	$9.92	394.24
PIMCO All Asset Portfolio Advisor Class	$10.68	$9.97	138.87
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$10.45	$8.85	507.29
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.29	$9.67	2,063.72
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$10.70	$9.84	0.00
PIMCO High Yield Portfolio Advisor Class	$10.22	$9.82	1,896.61
PIMCO Income Portfolio Advisor Class (Added as of May 1, 2018)	$10.13	$10.03	46,001.96
PIMCO Low Duration Portfolio Advisor Class	$9.99	$9.89	32,871.18
PIMCO Real Return Portfolio Advisor Class	$10.08	$9.72	17,539.11
PIMCO Short-Term Portfolio Advisor Class	$10.07	$10.08	46,521.86
PIMCO Total Return Portfolio Advisor Class	$10.19	$9.99	15,781.60
PIMCO VIT Dynamic Bond Portfolio Advisor Class Formerly PIMCO VIT Unconstrained Bond Portfolio Advisor Class	$10.16	$10.13	4,040.64
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class Formerly PIMCO VIT Global Bond Portfolio (Unhedged) Advisor Class	$10.41	$9.84	0.00
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class Formerly PIMCO VIT Foreign Bond (USD-Hedged) Portfolio	$10.10	$10.18	3,630.56
Pioneer Bond VCT Portfolio Class II	$10.15	$9.92	78,111.30
Pioneer Equity Income VCT Portfolio Class II	$11.08	$9.98	51,695.42
Pioneer Fund VCT Portfolio Class II	$11.24	$10.91	0.00
Pioneer High Yield VCT Portfolio Class II	$10.22	$9.69	0.00
Pioneer Strategic Income VCT Portfolio Class II	$10.18	$9.86	10,328.25
Power Dividend Index VIT Fund Class 1	$10.68	$9.70	1,577.69
Power Income VIT Fund Class 2	$9.98	$9.53	3,308.49
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$11.59	$10.79	0.00
Prudential Series Fund Natural Resources Portfolio Class II	$10.79	$8.69	1,277.77
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.98	$9.96	0.00
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.74	$9.84	0.00
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.43	$9.35	0.00
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.66	$9.63	1,285.34
Rydex VIF Biotechnology Fund	$11.07	$9.90	13,254.72
Rydex VIF S&P 500 Pure Growth Fund	$11.27	$10.50	18,030.31
Rydex VIF S&P MidCap 400 Pure Growth Fund	$10.95	$9.21	5,532.73
T. Rowe Price Blue Chip Growth Portfolio-II	$11.70	$11.75	104,143.90
T. Rowe Price Health Sciences Portfolio-II	$11.04	$11.00	37,822.53
Templeton Developing Markets Fund Class 2	$11.94	$9.93	213.18
Templeton Foreign VIP Fund Class 2	$10.80	$9.01	61,103.23
Templeton Global Bond VIP Fund Class 2	$9.72	$9.78	34,934.27
VanEck VIP Global Hard Assets Fund S	$10.71	$7.57	1,269.53
Western Asset Core Bond Plus Portfolio Class II	$10.27	$9.87	130,158.44
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.27	$9.72	254.03

Table 1 - Base Contract with 6-Year Optional Value Endorsement – 1.20% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (5/1/2017)	Accumulation Unit Value at End of Period (12/31/2017)	Number of Accumulation Units at End of Period
2017
AB VPS Dynamic Asset Allocation Portfolio B	$10.00	10.73	1,307.71
AB VPS Real Estate Investment Portfolio B	$10.00	10.30	0.00
AB VPS Small Cap Growth Portfolio B	$10.00	11.71	0.00
AB VPS Small/Mid Cap Value Portfolio B	$10.00	11.01	526.60
Alger Capital Appreciation Portfolio Class S	$10.00	11.31	3,077.82
ALPS | Alerian Energy Infrastructure Portfolio Class III	$10.00	9.75	0.00
ALPS | Red Rocks Listed Private Equity Class III	$10.00	11.09	295.33
American Century VP Inflation Protection Fund II	$10.00	10.14	726.63
American Century VP Mid Cap Value Fund II	$10.00	10.72	5,672.97
American Century VP Ultra Fund II	$10.00	11.56	1,655.47
American Century VP Value Fund II	$10.00	10.65	26,361.67
American Funds IS Asset Allocation Fund Class 4	$10.00	10.81	9,332.17
American Funds IS Blue Chip Income and Growth Fund Class 4	$10.00	11.13	22,175.52
American Funds IS Capital Income Builder® Class 4	$10.00	10.64	1,926.53
American Funds IS Global Growth Fund Class 4	$10.00	11.39	527.39
American Funds IS Global Growth and Income Fund Class 4	$10.00	11.36	2,572.94
American Funds IS Global Small Capitalization Fund Class 4	$10.00	11.31	2,259.00
American Funds IS Growth Fund Class 4	$10.00	11.30	4,400.03
American Funds IS Growth-Income Fund Class 4	$10.00	11.23	7,399.22
American Funds IS International Fund Class 4	$10.00	11.51	2,714.77
American Funds IS International Growth and Income Fund Class 4	$10.00	11.18	3,435.37
American Funds IS New World Fund® Class 4	$10.00	11.32	7,144.52
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.00	9.92	49,500.61
American Funds IS Ultra-Short Bond Fund Class 4	$10.00	9.94	0.00
BlackRock Advantage Large Cap Core V.I. Fund Class III	$10.00	11.12	0.00
BlackRock Basic Value V.I. Fund Class III	$10.00	10.82	1,320.61
BlackRock Equity Dividend V.I. Fund Class III	$10.00	11.14	3,554.83
BlackRock Global Allocation V.I. Fund Class III	$10.00	10.66	233.61
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$10.00	10.55	0.00
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$10.00	10.81	0.00
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$10.00	11.23	0.00
BlackRock Large Cap Focus Growth V.I. Fund Class III	$10.00	11.39	276.15
Calvert VP S&P 500 Index Portfolio	$10.00	11.24	0.00
Calvert VP SRI Mid Cap Portfolio	$10.00	10.71	0.00
ClearBridge Variable Aggressive Growth Portfolio Class II	$10.00	10.49	0.00
ClearBridge Variable Dividend Strategy Portfolio Class II	$10.00	11.15	6,221.48
ClearBridge Variable Large Cap Growth II (Added as of 8/1/17)	$10.00	10.93	4,270.84
ClearBridge Variable Mid Cap Portfolio Class II	$10.00	10.70	6,377.15
ClearBridge Variable Small Cap Growth Portfolio Class II	$10.00	11.40	3,002.25
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$10.00	11.12	1,093.62
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$10.00	10.94	632.80
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$10.00	10.42	4,293.53
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$10.00	10.21	0.00
Columbia Variable Portfolio Select Large-Cap Value Fund Class 2 (Added as of 8/1/17)	$10.00	11.18	0.00
Columbia Variable Portfolio Seligman Global Tech Fund Class 2 (Added as of 8/1/17)	$10.00	10.82	0.00
Columbia Variable Portfolio US Government Mortgage Fund Class 2 (Added as of 8/1/17)	$10.00	9.97	0.00
Deutsche Alternative Asset Allocation VIP-B	$10.00	10.35	0.00
Deutsche CROCI® U.S. VIP-B	$10.00	11.20	0.00
Deutsche Equity 500 Index VIP-B	$10.00	11.21	9,029.90
Deutsche Global Small Cap VIP-B	$10.00	11.13	0.00
Deutsche Small Cap Index VIP-B	$10.00	10.89	0.00
Deutsche Small Mid Cap Value VIP-B	$10.00	10.64	2,785.63
Eaton Vance VT Floating-Rate Income Fund	$10.00	10.12	4,849.18
Fidelity® VIP Contrafund® Portfolio Service Class 2	$10.00	11.03	2,728.78
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$10.00	12.32	3,158.17
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$10.00	10.71	0.00
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$10.00	10.95	0.00
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$10.00	11.15	0.00
Fidelity® VIP Government Money Market Portfolio Service Class 2	$10.00	9.96	0.00
Fidelity® VIP High Income Portfolio Service Class 2	$10.00	10.21	0.00
Fidelity® VIP Mid Cap Portfolio Service Class 2	$10.00	11.21	204.59
Fidelity® VIP Overseas Portfolio Service Class 2	$10.00	11.30	0.00
Fidelity® VIP Real Estate Portfolio Service Class 2	$10.00	10.21	818.52
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.00	10.31	950.98
Fidelity® VIP Value Strategies Portfolio Service Class 2	$10.00	11.01	3,882.39
First Investors Life Series Covered Call Strategy Fund[1]	$10.00	10.48	2,663.52
First Investors Life Series International Fund	$10.00	11.28	0.00
First Investors Life Series Opportunity Fund	$10.00	11.08	2,498.22
First Investors Life Series Total Return Fund	$10.00	10.69	0.00
Franklin Income VIP Fund Class 2	$10.00	10.52	5,349.41
Franklin Mutual Global Discovery VIP Fund Class 2	$10.00	10.27	4,134.91
Franklin Mutual Shares VIP Fund Class 2	$10.00	10.26	3,880.89
Franklin Rising Dividends VIP Fund Class 2	$10.00	11.19	5,723.99
Guggenheim VIF Global Managed Futures Strategy Fund	$10.00	10.48	354.76
Guggenheim VIF Long Short Equity Fund	$10.00	11.29	0.00
Guggenheim VIF Multi-Hedge Strategies Fund	$10.00	10.21	0.00
Guggenheim VIF Small Cap Value Series Q	$10.00	10.25	92.17
Ivy VIP Asset Strategy	$10.00	11.00	0.00
Ivy VIP Balanced	$10.00	10.51	0.00
Ivy VIP Energy	$10.00	10.12	3,100.70
Ivy VIP Global Bond	$10.00	10.14	0.00
Ivy VIP Global Equity Income Formerly Ivy VIP Dividend Opportunities	$10.00	10.98	0.00
Ivy VIP Global Growth	$10.00	11.20	1,422.82
Ivy VIP Growth	$10.00	11.45	0.00
Ivy VIP High Income	$10.00	10.23	4,374.83
Ivy VIP International Core Equity	$10.00	11.03	1,237.19
Ivy VIP Mid Cap Growth	$10.00	11.52	696.70
Ivy VIP Natural Resources	$10.00	10.87	0.00
Ivy VIP Science and Technology	$10.00	11.49	696.35
Ivy VIP Small Cap Core	$10.00	10.88	2,785.77
Ivy VIP Small Cap Growth	$10.00	11.27	346.72
Janus Henderson Balanced Portfolio Service Shares	$10.00	11.03	1,719.14
Janus Henderson Enterprise Portfolio Service Shares	$10.00	11.51	3,993.76
Janus Henderson Flexible Bond Portfolio Service Shares	$10.00	10.09	1,220.51
Janus Henderson Global Research Portfolio Service Shares	$10.00	11.30	0.00
Janus Henderson Global Technology Portfolio Service Shares	$10.00	12.00	2,129.60
Janus Henderson Global Unconstrained Bond Portfolio Service Shares	$10.00	9.98	0.00
Janus Henderson Mid Cap Value Portfolio Service Shares	$10.00	10.91	1,355.40
Janus Henderson Overseas Portfolio Service Shares	$10.00	11.34	0.00
Janus Henderson Research Portfolio Service Shares	$10.00	11.18	0.00
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$10.00	11.12	297.34
Lazard Retirement International Equity Portfolio Service Shares	$10.00	11.17	2,338.49
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.00	10.44	11,483.76
Lord Abbett Series Fund Developing Growth Portfolio VC	$10.00	11.71	488.55
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.00	10.96	0.00
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.00	10.03	5,975.47
MFS VIT II Blended Research Core Equity Portfolio Service Class	$10.00	11.20	0.00
MFS VIT II Corporate Bond Portfolio Service Class	$10.00	10.30	745.31
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.00	11.77	307.70
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.00	10.50	54.69
MFS VIT II International Value Portfolio Service Class	$10.00	11.36	3,056.31
MFS VIT II Technology Portfolio Service Class	$10.00	11.64	1,174.74
MFS VIT New Discovery Portfolio Service Class	$10.00	11.40	3,301.01
MFS VIT Utilities Portfolio Service Class	$10.00	10.62	1,835.53
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$10.00	11.47	102.53
Oppenheimer Global Fund/VA Service Class	$10.00	11.71	318.75
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$10.00	9.87	0.00
Oppenheimer International Growth Fund/VA Service Class	$10.00	11.15	10,104.07
Oppenheimer Main Street Fund/VA Service Class	$10.00	10.62	1,130.57
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.00	10.78	5,399.25
Oppenheimer Total Return Bond Fund/VA Service Class	$10.00	10.18	814.58
PIMCO All Asset Portfolio Advisor Class	$10.00	10.68	0.00
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$10.00	10.45	75.04
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.00	10.30	622.30
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	$10.00	10.11	356.94
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.00	10.41	0.00
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$10.00	10.70	0.00
PIMCO High Yield Portfolio Advisor Class	$10.00	10.23	1,490.65
PIMCO Income Portfolio Advisor Class (Added as of 8/1/17)	$10.00	10.13	29,454.31
PIMCO Low Duration Portfolio Advisor Class	$10.00	10.00	9,500.28
PIMCO Real Return Portfolio Advisor Class	$10.00	10.08	9,552.57
PIMCO Short-Term Portfolio Advisor Class	$10.00	10.07	8,454.07
PIMCO Total Return Portfolio Advisor Class	$10.00	10.19	3,490.19
PIMCO Unconstrained Bond Portfolio Advisor Class	$10.00	10.17	1,714.17
Pioneer Bond VCT Portfolio Class II	$10.00	10.15	22,139.04
Pioneer Equity Income VCT Portfolio Class II	$10.00	11.08	5,371.75
Pioneer Fund VCT Portfolio Class II	$10.00	11.25	0.00
Pioneer High Yield VCT Portfolio Class II	$10.00	10.22	0.00
Pioneer Strategic Income VCT Portfolio Class II	$10.00	10.18	16,825.08
Power Dividend Index VIT Fund[1] Class 1	$10.00	10.68	9,527.80
Power Income VIT Fund Class 2	$10.00	9.99	0.00
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$10.00	11.60	0.00
Prudential Series Fund Natural Resources Portfolio Class II	$10.00	10.79	243.35
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.00	10.98	0.00
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.00	10.74	0.00
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.00	10.44	86.64
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.00	10.66	0.00
Rydex VIF Biotechnology Fund	$10.00	11.08	212.75
Rydex VIF S&P 500 Pure Growth Fund	$10.00	11.27	0.00
Rydex VIF S&P MidCap 400 Pure Growth Fund	$10.00	10.96	23.16
T. Rowe Price Blue Chip Growth Portfolio-II	$10.00	11.71	8,582.60
T. Rowe Price Health Sciences Portfolio-II	$10.00	11.05	2,513.14
Templeton Developing Markets Fund Class 2	$10.00	11.95	1,567.58
Templeton Foreign VIP Fund Class 2	$10.00	10.80	14,636.27
Templeton Global Bond VIP Fund Class 2	$10.00	9.72	4,181.77
VanEck VIP Global Hard Assets Fund S	$10.00	10.71	188.60
Western Asset Core Bond Plus Portfolio Class II	$10.00	10.27	121,230.99
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.00	10.28	0.00

Table 2 - Base Contract with 5-Year Optional Value Endorsement – 1.25% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (5/1/2017)	Accumulation Unit Value at End of Period (12/31/2017)	Number of Accumulation Units at End of Period
2017
AB VPS Dynamic Asset Allocation Portfolio B	$10.00	$10.73	0.00
AB VPS Real Estate Investment Portfolio B	$10.00	$10.29	0.00
AB VPS Small Cap Growth Portfolio B	$10.00	$11.70	0.00
AB VPS Small/Mid Cap Value Portfolio B	$10.00	$11.01	0.00
Alger Capital Appreciation Portfolio Class S	$10.00	$11.31	2,043.54
ALPS | Alerian Energy Infrastructure Portfolio Class III	$10.00	$9.74	1,087.52
ALPS | Red Rocks Listed Private Equity Class III	$10.00	$11.09	868.87
American Century VP Inflation Protection Fund II	$10.00	$10.14	0.00
American Century VP Mid Cap Value Fund II	$10.00	$10.72	3,912.88
American Century VP Ultra Fund II	$10.00	$11.55	0.00
American Century VP Value Fund II	$10.00	$10.65	40,254.72
American Funds IS Asset Allocation Fund Class 4	$10.00	$10.81	28,902.69
American Funds IS Blue Chip Income and Growth Fund Class 4	$10.00	$11.13	37,090.18
American Funds IS Capital Income Builder® Class 4	$10.00	$10.64	24,449.67
American Funds IS Global Growth Fund Class 4	$10.00	$11.39	8,450.05
American Funds IS Global Growth and Income Fund Class 4	$10.00	$11.35	17,777.95
American Funds IS Global Small Capitalization Fund Class 4	$10.00	$11.31	6,614.40
American Funds IS Growth Fund Class 4	$10.00	$11.29	10,906.10
American Funds IS Growth-Income Fund Class 4	$10.00	$11.22	13,676.51
American Funds IS International Fund Class 4	$10.00	$11.51	10,320.05
American Funds IS International Growth and Income Fund Class 4	$10.00	$11.17	8,412.94
American Funds IS New World Fund® Class 4	$10.00	$11.31	17,809.21
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.00	$9.92	14,346.91
American Funds IS Ultra-Short Bond Fund Class 4	$10.00	$9.93	9,740.63
BlackRock Advantage Large Cap Core V.I. Fund Class III	$10.00	$11.12	0.00
BlackRock Basic Value V.I. Fund Class III	$10.00	$10.82	2,398.60
BlackRock Equity Dividend V.I. Fund Class III	$10.00	$11.54	0.00
BlackRock Global Allocation V.I. Fund Class III	$10.00	$11.13	8,513.06
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$10.00	$10.66	4,072.99
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$10.00	$10.55	246.59
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$10.00	$11.23	1,301.04
BlackRock Large Cap Focus Growth V.I. Fund Class III	$10.00	$11.39	7,523.65
Calvert VP S&P 500 Index Portfolio	$10.00	$11.23	0.00
Calvert VP SRI Mid Cap Portfolio	$10.00	$10.70	0.00
ClearBridge Variable Aggressive Growth Portfolio Class II	$10.00	$10.49	914.03
ClearBridge Variable Dividend Strategy Portfolio Class II	$10.00	$11.15	2,723.36
ClearBridge Variable Large Cap Growth II (Added as of 8/1/17)	$10.00	$10.93	8,260.73
ClearBridge Variable Mid Cap Portfolio Class II	$10.00	$10.69	8,947.27
ClearBridge Variable Small Cap Growth Portfolio Class II	$10.00	$11.39	4,894.49
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$10.00	$11.11	1,260.10
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$10.00	$10.94	0.00
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$10.00	$10.41	3,369.72
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$10.00	$10.21	0.00
Columbia Variable Portfolio Select Large-Cap Value Fund Class 2 (Added as of 8/1/17)	$10.00	$11.18	0.00
Columbia Variable Portfolio Seligman Global Tech Fund Class 2 (Added as of 8/1/17)	$10.00	$10.82	0.00
Columbia Variable Portfolio US Government Mortgage Fund Class 2 (Added as of 8/1/17)	$10.00	$9.96	0.00
Deutsche Alternative Asset Allocation VIP-B	$10.00	$10.34	0.00
Deutsche CROCI® U.S. VIP-B	$10.00	$11.19	0.00
Deutsche Equity 500 Index VIP-B	$10.00	$11.21	6,409.30
Deutsche Global Small Cap VIP-B	$10.00	$11.12	0.00
Deutsche Small Cap Index VIP-B	$10.00	$10.88	972.20
Deutsche Small Mid Cap Value VIP-B	$10.00	$10.63	6,934.12
Eaton Vance VT Floating-Rate Income Fund	$10.00	$10.12	10,228.96
Fidelity® VIP Contrafund® Portfolio Service Class 2	$10.00	$11.03	3,214.79
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$10.00	$12.32	12,006.57
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$10.00	$10.70	1,500.97
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$10.00	$10.95	2,945.90
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$10.00	$11.14	8,056.69
Fidelity® VIP Government Money Market Portfolio Service Class 2	$10.00	$9.95	0.00
Fidelity® VIP High Income Portfolio Service Class 2	$10.00	$10.21	201.75
Fidelity® VIP Mid Cap Portfolio Service Class 2	$10.00	$11.21	3,292.44
Fidelity® VIP Overseas Portfolio Service Class 2	$10.00	$11.29	0.00
Fidelity® VIP Real Estate Portfolio Service Class 2	$10.00	$10.20	3,568.32
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.00	$10.31	14,618.60
Fidelity® VIP Value Strategies Portfolio Service Class 2	$10.00	$11.01	2,388.52
First Investors Life Series Covered Call Strategy Fund[1]	$10.00	$10.48	0.00
First Investors Life Series International Fund	$10.00	$11.28	0.00
First Investors Life Series Opportunity Fund	$10.00	$11.07	1,659.04
First Investors Life Series Total Return Fund	$10.00	$10.68	0.00
Franklin Income VIP Fund Class 2	$10.00	$10.52	7,057.94
Franklin Mutual Global Discovery VIP Fund Class 2	$10.00	$10.27	3,152.54
Franklin Mutual Shares VIP Fund Class 2	$10.00	$10.26	4,372.24
Franklin Rising Dividends VIP Fund Class 2	$10.00	$11.19	7,791.60
Guggenheim VIF Global Managed Futures Strategy Fund	$10.00	$10.47	1,086.63
Guggenheim VIF Long Short Equity Fund	$10.00	$11.29	0.00
Guggenheim VIF Multi-Hedge Strategies Fund	$10.00	$10.21	0.00
Guggenheim VIF Small Cap Value Series Q	$10.00	$10.24	238.21
Ivy VIP Asset Strategy	$10.00	$11.00	3,599.46
Ivy VIP Balanced	$10.00	$10.51	0.00
Ivy VIP Energy	$10.00	$10.11	1,968.12
Ivy VIP Global Bond	$10.00	$10.14	0.00
Ivy VIP Global Equity Income Formerly Ivy VIP Dividend Opportunities	$10.00	$10.98	0.00
Ivy VIP Global Growth	$10.00	$11.20	729.39
Ivy VIP Growth	$10.00	$11.45	0.00
Ivy VIP High Income	$10.00	$10.23	15,952.70
Ivy VIP International Core Equity	$10.00	$11.03	1,842.49
Ivy VIP Mid Cap Growth	$10.00	$11.52	322.34
Ivy VIP Natural Resources	$10.00	$10.87	1,574.93
Ivy VIP Science and Technology	$10.00	$11.49	2,523.99
Ivy VIP Small Cap Core	$10.00	$10.88	5,983.78
Ivy VIP Small Cap Growth	$10.00	$11.27	535.86
Janus Henderson Balanced Portfolio Service Shares	$10.00	$11.03	0.00
Janus Henderson Enterprise Portfolio Service Shares	$10.00	$11.51	3,756.80
Janus Henderson Flexible Bond Portfolio Service Shares	$10.00	$10.09	1,179.45
Janus Henderson Global Research Portfolio Service Shares	$10.00	$11.29	201.00
Janus Henderson Global Technology Portfolio Service Shares	$10.00	$12.00	3,436.66
Janus Henderson Global Unconstrained Bond Portfolio Service Shares	$10.00	$9.97	0.00
Janus Henderson Mid Cap Value Portfolio Service Shares	$10.00	$10.90	3,092.52
Janus Henderson Overseas Portfolio Service Shares	$10.00	$11.34	873.65
Janus Henderson Research Portfolio Service Shares	$10.00	$11.18	0.00
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$10.00	$11.12	0.00
Lazard Retirement International Equity Portfolio Service Shares	$10.00	$11.17	0.00
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.00	$10.44	11,719.65
Lord Abbett Series Fund Developing Growth Portfolio VC	$10.00	$11.70	0.00
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.00	$10.96	0.00
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.00	$10.02	37,689.45
MFS VIT II Blended Research Core Equity Portfolio Service Class	$10.00	$11.20	0.00
MFS VIT II Corporate Bond Portfolio Service Class	$10.00	$10.29	13,652.22
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.00	$11.77	1,079.95
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.00	$10.50	2,019.69
MFS VIT II International Value Portfolio Service Class	$10.00	$11.36	6,695.80
MFS VIT II Technology Portfolio Service Class	$10.00	$11.64	4,641.07
MFS VIT New Discovery Portfolio Service Class	$10.00	$11.40	5,550.77
MFS VIT Utilities Portfolio Service Class	$10.00	$10.62	2,030.58
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$10.00	$11.47	1,031.00
Oppenheimer Global Fund/VA Service Class	$10.00	$11.70	325.13
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$10.00	$9.87	0.00
Oppenheimer International Growth Fund/VA Service Class	$10.00	$11.15	104,621.85
Oppenheimer Main Street Fund/VA Service Class	$10.00	$10.62	3,400.03
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.00	$10.78	263.42
Oppenheimer Total Return Bond Fund/VA Service Class	$10.00	$10.18	393.76
PIMCO All Asset Portfolio Advisor Class	$10.00	$10.68	0.00
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$10.00	$10.45	760.04
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.00	$10.29	8,783.44
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	$10.00	$10.10	1,680.09
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.00	$10.41	0.00
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$10.00	$10.70	0.00
PIMCO High Yield Portfolio Advisor Class	$10.00	$10.22	838.87
PIMCO Income Portfolio Advisor Class (Added as of 8/1/17)	$10.00	$10.13	10,644.04
PIMCO Low Duration Portfolio Advisor Class	$10.00	$9.99	11,906.40
PIMCO Real Return Portfolio Advisor Class	$10.00	$10.08	7,064.05
PIMCO Short-Term Portfolio Advisor Class	$10.00	$10.07	10,517.98
PIMCO Total Return Portfolio Advisor Class	$10.00	$10.19	6,312.96
PIMCO Unconstrained Bond Portfolio Advisor Class	$10.00	$10.16	3,887.12
Pioneer Bond VCT Portfolio Class II	$10.00	$10.15	32,788.64
Pioneer Equity Income VCT Portfolio Class II	$10.00	$11.08	2,889.12
Pioneer Fund VCT Portfolio Class II	$10.00	$11.24	0.00
Pioneer High Yield VCT Portfolio Class II	$10.00	$10.22	0.00
Pioneer Strategic Income VCT Portfolio Class II	$10.00	$10.18	488.67
Power Dividend Index VIT Fund Class 1 (Added as of 8/1/17)	$10.00	$10.68	973.12
Power Income VIT Fund Class 2	$10.00	$9.98	3,110.09
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$10.00	$11.59	0.00
Prudential Series Fund Natural Resources Portfolio Class II	$10.00	$10.79	514.67
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.00	$10.98	0.00
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.00	$10.74	0.00
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.00	$10.43	0.00
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.00	$10.66	0.00
Rydex VIF Biotechnology Fund	$10.00	$11.07	500.67
Rydex VIF S&P 500 Pure Growth Fund	$10.00	$11.27	3,310.16
Rydex VIF S&P MidCap 400 Pure Growth Fund	$10.00	$10.95	1,369.24
T. Rowe Price Blue Chip Growth Portfolio-II	$10.00	$11.70	18,209.72
T. Rowe Price Health Sciences Portfolio-II	$10.00	$11.04	4,579.19
Templeton Developing Markets Fund Class 2	$10.00	$11.94	45.34
Templeton Foreign VIP Fund Class 2	$10.00	$10.80	17,778.81
Templeton Global Bond VIP Fund Class 2	$10.00	$9.72	9,794.29
VanEck VIP Global Hard Assets Fund S	$10.00	$10.71	467.78
Western Asset Core Bond Plus Portfolio Class II	$10.00	$10.27	107,785.37
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.00	$10.27	0.00

FINANCIAL STATEMENTS

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

FINANCIAL STATEMENTS – STATUTORY BASIS

FOR THE YEARS ENDED DECEMBER 31, 2019, 2018 and 2017

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

DECEMBER 31, 2019, 2018 and 2017

Page(s)
Report of Independent Auditors	1
Midland National Life Insurance Company
Financial Statements
Statements of Admitted Assets, Liabilities and Capital and Surplus- Statutory Basis	3

Statements of Operations- Statutory Basis	4

Statements of Changes in Capital and Surplus- Statutory Basis	5

Statements of Cash Flow- Statutory Basis	6

Notes to Statutory Financial Statements- Statutory Basis	7

Report of Independent Auditors

To the Board of Directors and Management of Midland National Life Insurance Company

We have audited the accompanying statutory financial statements of Midland National Life Insurance
Company (the “Company”), which comprise the statements of admitted assets, liabilities and capital and surplus – statutory basis as of December 31, 2019 and December 31, 2018, and the related statements of operations – statutory basis, changes in capital and surplus – statutory basis, and of cash flows – statutory basis for each of the three years in the period ended December 31, 2019.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division.
Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America.
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, 699 Walnut Street Suite 1300, Des Moines, IA 50309
T: (515) 246 3800, F: (515) 246 3811, www.pwc.com/us

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on
U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of
America, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 1.

April 17, 2020

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS - STATUTORY BASIS

AS OF DECEMBER 31, 2019 and 2018

(Dollars in Thousands, except par value)

2019	2018
ADMITTED ASSETS		
Bonds	$ 44,434,060	$ 43,410,083
Stocks		
Preferred	261,244	263,454
Common - subsidiaries	348,159	193,039
Common - other	266,377	184,384
Mortgage loans	4,538,436	4,523,275
Real estate	38,774	33,874
Policy loans	395,058	374,944
Cash, cash equivalents and short-term investments	494,409	673,346
Receivable for securities	4,835	1,960
Derivative instruments	321,814	297,198
Other invested assets	1,956,847	1,749,607
Total cash and invested assets	53,060,013	51,705,164
Policy premiums due, deferred or uncollected	164,952	155,866
Accrued investment income	411,378	406,994
Current federal income tax	116,918	168,054
Net deferred tax asset	264,147	206,226
Company owned life insurance	1,036,490	488,711
Other admitted assets	46,246	54,109
Separate account assets	5,316,107	4,729,579
Total admitted assets	$ 60,416,251	$ 57,914,703
LIABILITIES AND CAPITAL AND SURPLUS		
Liabilities for future policy benefits	$ 38,935,399	$ 37,541,225
Liabilities for deposit-type contracts	548,418	550,492
Policy and contract claims	161,253	171,060
Other policyholder funds	3,006	3,009
Total policyholder liabilities	39,648,076	38,265,786
Amounts payable for reinsurance	100,821	11,582
Interest maintenance reserve	41,232	56,942
Asset valuation reserve	496,408	446,901
Repurchase agreements, FHLB advances and collateral on derivative instruments	6,488,170	6,256,991
Payable for securities	97,691	89,342
Funds held under coinsurance	4,224,140	4,324,213
Derivative instruments	87,482	75,646
Accrued expenses and other liabilities	289,004	260,383
Separate account liabilities	5,090,796	4,555,709
Total liabilities	56,563,820	54,343,495
Capital and surplus		
Common stock - $1 par value; 2,549,439 shares authorized, issued, and outstanding	2,549	2,549
Surplus notes	837,000	837,000
Additional paid-in capital	618,927	618,927
Unassigned surplus	2,393,955	2,112,732
Total capital and surplus	3,852,431	3,571,208
Total liabilities and capital and surplus	$ 60,416,251	$ 57,914,703

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

STATEMENTS OF OPERATIONS – STATUTORY BASIS

FOR THE YEARS ENDED DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

2019	2018	2017
REVENUES			
Life insurance and annuity premiums and other considerations	$ 3,266,328	$ 3,701,003	$ 4,055,282
Net investment income	2,353,707	2,252,880	3,082,078
Commissions and expense allowances on reinsurance ceded	76,949	53,974	29,324
Amortization of interest maintenance reserve	28,652	19,540	48,741
Reserve adjustments on reinsurance ceded	(102,717)	159,419	176,910
Investment income ceded - funds withheld reinsurance	(225,489)	(242,236)	(360,550)
Other income	121,501	87,203	107,795
Total revenues	5,518,931	6,031,783	7,139,580
BENEFITS AND EXPENSES			
Life and annuity policy benefits	2,981,481	2,735,271	2,436,457
Increase in liabilities for future life and annuity policy benefits	1,394,173	2,048,680	3,192,060
Commissions	335,074	351,193	380,162
General expenses	220,706	248,132	222,634
Insurance taxes, licenses and fees	40,255	43,594	48,178
Net transfers to separate accounts	70,516	95,152	158,790
Total benefits and expenses	5,042,205	5,522,022	6,438,281
Net gain from operations before federal income taxes and net realized capital gains (losses)	476,726	509,761	701,299
Federal income tax expense	70,237	25,179	205,862
Net gain from operations before net realized capital gains (losses)	406,489	484,582	495,437
Net realized capital gains (losses)	(35,289)	(82,977)	50,357
Net income	$ 371,200	$ 401,605	$ 545,794

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS – STATUTORY BASIS

FOR THE YEARS ENDED DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

STATEMENTS OF CASH FLOW – STATUTORY BASIS

FOR THE YEARS ENDED DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

1.              NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES AND PROCEDURES

Organization

Midland National Life Insurance Company (“Midland National” or the “Company”) is a stock life insurance company domiciled in the state of Iowa.  The Company operates predominantly in the individual life and annuity business of the life insurance industry and is licensed to operate in 49 states, the District of Columbia, and several U.S. territories.  The Company is a wholly owned subsidiary of Sammons Financial Group, Inc. (“SFG”), which is a wholly owned subsidiary of Sammons Enterprises, Inc. (“SEI”). MNL Reinsurance Company (“MNL Re”), Solberg Reinsurance Company (“Solberg Re”) and Canal Reinsurance Company (“Canal Re”), subsidiaries of Midland National, are captive reinsurance companies domiciled in Iowa.  A fourth subsidiary, Midland National Services Corporation, LLC (“MNSC”), which was created as a wholly owned subsidiary of Midland National to hold agreed amounts for payment of credit facility fees and other amounts due under a credit facility agreement was dissolved on December 31, 2018 after the termination of the aforementioned credit facility.  The Company is affiliated through common ownership with North American Company for Life and Health Insurance (“North American”), Sammons Securities, Inc. (“Sammons Securities”), Sammons Financial Network, LLC (“SFN”), Sammons Institutional Group, Inc. (“SIG”) and Property Disposition, Inc. (“PDI”).

Basis of presentation

The Company is domiciled in Iowa and prepares its statutory basis financial statements in accordance with accounting practices prescribed or permitted by the Iowa Insurance Division. Prescribed statutory accounting practices ("SAP") include state laws, regulations and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (“NAIC”), including the NAIC Annual Statement Instructions, and the NAIC Accounting Practices and Procedures Manual (“NAIC SAP”).  The NAIC SAP was promulgated within a set of approved and published Statements of Statutory Accounting Principles (“SSAP”).  Permitted practices encompass all accounting practices not so prescribed.  The Company’s capital and surplus was adequate for regulatory purposes prior to the effect of the prescribed practices described below and would not have been subject to a risk-based capital triggering event. The Company’s financial statements reflect the following prescribed practices in 2019, 2018 and 2017:

a.                   Iowa Bulletin 07-06 – In 2006 the Commissioner of Insurance of the State of Iowa issued Bulletin 07-06 that allows a prescribed practice for Iowa domiciled companies.  This prescribed practice instructs insurance companies to use other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts.  Based on this prescribed practice the Company adopted Bulletin 07-06 in 2006 and presents the assets on its Bank-Owned Life Insurance (“BOLI”) Separate Account at book value.  The impact of applying this prescribed practice had no impact on 2019 statutory net income; however, Capital and Surplus as of December 31, 2019 is decreased by $191,482 as a result of this prescribed practice.  The impact of applying this prescribed practice had no impact on 2018 statutory net income; however, Capital and Surplus as of December 31, 2018 is decreased by $54,923 as a result of this prescribed practice.  The impact of applying this prescribed practice had no impact on 2017 statutory net income; however, Capital and Surplus as of December 31, 2017 is decreased by $118,294 as a result of this prescribed practice.

b.                   Iowa Administrative Code 191 – Chapter 97, “Accounting for Certain Derivative Instruments Used to Hedge the Growth in Interest Credited for Indexed Insurance Products and Accounting for the Indexed Insurance Products Reserve” (“IAC 191-97”). This prescribed practice allows insurance companies domiciled in Iowa to account for eligible derivative assets at amortized cost, if the insurance company can demonstrate it meets the criteria for an economic hedge.  Eligible derivative assets include call or put options that are purchased to hedge the growth in interest credited to an indexed product as a direct result of changes in the related external index or indices, or call or put options that are written to offset all or a portion of a purchased call or put option.  Other derivative instruments such as index futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for those instruments does not exist.  IAC 191-97 also prescribes that insurance companies determine indexed annuity reserve calculations based on the Guideline 35 Reserve assuming the fair value of the call option(s) associated with the current index term is zero, regardless of the observable market for such option(s).  At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. This prescribed accounting practice must be applied to both the indexed reserves and the call/put options used to hedge indexed insurance products.  The impact of applying this prescribed practice decreased the Company’s statutory net income for the year ended December 31, 2019 by $278,340 and the cumulative effect on Capital and Surplus at December 31, 2019 was a decrease of $216,158.  The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2018 by $124,181 and the cumulative effect on Capital and Surplus at December 31, 2018 was an increase of $62,182.  The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2017 by $4,261 and the cumulative effect on Capital and Surplus at December 31, 2017 was a decrease of $61,999.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

Under either the NAIC basis or the IAC 191-97, the Company elects to establish a voluntary reserve to offset the timing mismatch between the derivative instruments and the hedged liabilities, if that mismatch results in an increase in surplus. Under the IAC 191-97, a timing mismatch occurs related to the emergence of earnings. The impact of equity markets is reflected in investment income from futures during the policyholder’s contract years, but is not reflected in the reserve until the policy anniversary, at which time the index credit is applied to the account value. The voluntary reserve established as of December 31, 2019 is $102,324 which offsets the portion of investment income on futures that has been determined to represent earnings that will be used to fund index credits that have not yet been applied to policy account balances. This eliminates the timing mismatch of the assets and liabilities calculated in accordance with IAC 191-97.  Under the NAIC basis, a voluntary reserve of $318,482 would have been established as of December 31, 2019 to eliminate the timing mismatch of the assets and liabilities. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice resulted in a decrease to the Company’s statutory net income of $62,182 for the year ended December 31, 2019 and there was no cumulative impact to the Company’s Capital and Surplus at December 31, 2019. The voluntary reserve established as of December 31, 2018 is $0 as the timing mismatch between the futures and the hedged liabilities results in a $42,978 decrease to the Company's statutory net income and surplus under the prescribed practice.  Under the NAIC basis, a voluntary reserve of $0 would have been established as of December 31, 2018 as the timing mismatch between the futures and hedged liabilities would have resulted in a $105,160 decrease to the Company's statutory net income and surplus. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice resulted in an increase to the Company’s statutory net income of $62,182 for the year ended December 31, 2018 and increased the Company’s Capital and Surplus by $62,182 at December 31, 2018. The voluntary reserve established as of December 31, 2017 is $303,554 which offsets the portion of investment income on futures that has been determined to represent earnings that will be used to fund index credits that have not yet been applied to policy account balances. This eliminates the timing mismatch of the assets and liabilities calculated in accordance with IAC 191-97. Under the NAIC basis, a voluntary reserve of $365,553 would have been established as of December 31, 2017 to eliminate the timing mismatch of the assets and liabilities. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice had no impact on the Company’s statutory net income for the year ended December 31, 2017 and had no impact on the Company’s Capital and Surplus at December 31, 2017.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

c.                   Iowa Administrative Code 191 – Chapter 43, “Annuity Mortality Tables For Use in Determining Reserve Liabilities For Annuities” (“IAC 191-43”) allows a prescribed practice for Iowa domiciled companies. This prescribed practice allows insurance companies domiciled in Iowa to use the Annuity 2000 Mortality Table for determining the minimum standard of valuation for annuities issued during 2015.  SSAP 51 requires the 2012 Individual Annuity Reserving (“IAR”) Mortality Table for determining the minimum standard of valuation for annuities issued on or after January 1, 2015.  The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2019 by $1,641 and the cumulative effect on Capital and Surplus at December 31, 2019 was an increase of $53,976.  The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2018 by $11,911 and the cumulative effect on Capital and Surplus at December 31, 2018 was an increase of $52,335.  The impact of applying this prescribed practice decreased the Company’s statutory net income for the year ended December 31, 2017 by $2,488 and the cumulative effect on Capital and Surplus at December 31, 2017 was an increase of $40,424.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

The following table compares the Company’s statutory income and capital and surplus according to the NAIC practices to those prescribed by the State of Iowa:

The Company has coinsurance agreements with MNL Re, Solberg Re and Canal Re, which are affiliated limited purpose subsidiary life insurance companies.  The Company recognizes reserve credits under these agreements.  The reserve credits at MNL Re, Solberg Re and Canal Re, are supported by contingent note guarantees ("LLC Notes").  The LLC Notes held by MNL Re, Solberg Re and Canal Re, function in a manner similar to a standby letter of credit and which the Company is a beneficiary, are admitted assets under Iowa prescribed practice and the surplus generated by the prescribed practice has been retained in the carrying value of MNL Re, Solberg Re and Canal Re.  Under NAIC Accounting principles, the LLC Notes would be non-admitted assets.

The impact of applying this prescribed practice did not impact the Company’s statutory net income for the year ended December 31, 2019 but the cumulative effect on the Company's Capital and Surplus at December 31, 2019 was an increase of $1,899,476.  The impact of applying this prescribed practice did not impact the Company’s statutory net income for the year ended December 31, 2018 but the cumulative effect on the Company's Capital and Surplus at December 31, 2018 was an increase of $1,700,984.  The impact of applying this prescribed practice had no impact on the Company’s statutory net income for the year ended December 31, 2017, but the cumulative effect on the Company's Capital and Surplus at December 31, 2017 was an increase of $1,672,022.

If the Company had not used this prescribed practice, the result would not have triggered a regulatory event at the Company.

The Company’s investment in MNL Re, Solberg Re and Canal Re at December 31, 2019 was $62,514, $112,255 and $173,390, respectively. If the Company had not used this prescribed practice, the Company’s investment in MNL Re, Solberg Re and Canal Re at December 31, 2019, respectively, would have been negative $926,939, negative $499,764 and negative $124,614.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

SAP differs in some respects from accounting principles generally accepted in the United States (“GAAP”).  The more significant of these differences are as follows:

•         Acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies;

•         Policy reserves on traditional life products are based on statutory mortality and interest rates which may differ from reserves based on expected mortality, interest and withdrawals which include a provision for possible unfavorable deviation from such assumptions;

•         Policy reserves on universal life and investment products are based on discounting methodologies utilizing statutory interest rates rather than interest rates used to calculate full account values.  In addition, SAP requires additional reserves according to actuarial guidelines that are not required by GAAP;

•         Changes in deferred tax assets (“DTAs”) are recorded directly to surplus as opposed to being an item of income tax benefit or expenses for GAAP.  Admittance testing may result in a charge to surplus for non-admitted portions of DTAs;

•         An Interest Maintenance Reserve (“IMR”) liability is prescribed by the NAIC that reflects the net accumulated unamortized realized capital gains and losses, net of tax, attributable to changes in market interest rates.  Such gains and losses are deferred into the reserve when incurred, rather than recognized as gains or losses in the statement of operations, then amortized back into operations over the expected remaining period to maturity of the investment that was sold.  When cumulative capital losses exceed capital gains, a negative IMR liability occurs which is not admitted and is charged directly to unassigned surplus. There were no disallowed IMR liabilities recorded in 2019 and 2018;

•         An Asset Valuation Reserve (“AVR”) liability has been recorded in accordance with the formula prescribed by the NAIC which represents a provision for future impairments of bonds, equity securities, mortgage loans, real estate and other invested assets including temporary declines in the estimated realizable value of such investments.  Changes in the AVR reserve are charged directly to unassigned surplus;

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

•         Under SAP, certain assets designated as “non-admitted assets” are excluded from the statements of admitted assets, liabilities and capital and surplus and are charged directly to statutory unassigned surplus as follows:

Under GAAP, such assets would be recorded at their net realizable or book value;

•         For universal life and investment products, revenues consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; benefits consist of amounts incurred rather than the excess of the benefits incurred over the policy account value released;

•         Available-for-sale and trading bonds rated by the NAIC as five or higher are reported at amortized cost rather than fair value.  Available-for-sale and trading bonds rated by the NAIC as six are reported at the lower of cost or fair value with changes in fair value reported as a change in surplus.  Under GAAP reporting, available-for-sale and trading bonds are reported at fair value with changes in fair value presented as a component of other comprehensive income for available-for-sale securities and as a component of net income for trading securities;

•         Redeemable and perpetual preferred stocks rated four or higher are reported at amortized cost rather than fair value.  Redeemable and perpetual preferred stocks rated by the NAIC as five or lower are reported at the lower of cost or fair value with changes in fair value reported as a change in surplus.  Under GAAP, redeemable and perpetual preferred stocks are reported at fair value with changes in fair value presented as a component of other comprehensive income for redeemable preferred stocks and as a component of net income for perpetual preferred stocks;

•         Common stocks, other than common stocks of affiliates, are reported at fair value with changes in fair value reported as a change in surplus.  Under GAAP, common stocks, other than common stocks of affiliates, are reported at fair value with changes in fair value presented as a component of net income;

•         Common stock of subsidiaries is recorded based on the underlying audited statutory equity of the respective entity’s financial statements.  GAAP requires consolidation of subsidiaries;

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

•         The assets and liabilities for reinsurance transactions are generally recorded on a net basis versus a gross basis for GAAP;

•         In accordance with IAC 191-97, option derivative instruments that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices are carried on the statutory statements of admitted assets, liabilities and capital and surplus at amortized cost and any amortization or proceeds from terminated or expired options is reported in income.  Other derivative instruments, such as index futures that are used to hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices, are carried at fair value since an amortized cost for these instruments does not exist and the change in fair values is reported as income.  Other derivative instruments not qualifying for hedge accounting are carried at fair value with changes in the fair value being recorded directly to unassigned surplus.  Derivative instruments not qualifying for hedge accounting are carried on the GAAP balance sheet at fair value, with changes in fair value recognized through income.  Under GAAP, indexed life and annuity liabilities and funds withheld coinsurance treaties include embedded derivatives and the change in fair value of the embedded derivative is recognized through income;

•         Under SAP, the statements of cash flow reconcile to changes in cash, cash equivalents and short-term investments with original maturities of one year or less.  Under GAAP, the statements of cash flow reconcile to changes in cash;

•         Recognition of the changes in equity from limited partnership investments is recorded directly to surplus under SAP reporting purposes; whereas for GAAP reporting, the equity method reports the change in the equity value through earnings as a component of net investment income;

•         The Company, in accordance with GAAP, performs an analysis related to variable interest entities (“VIE”) on all entities with which it has a financial interest to determine if financial results require consolidation as a primary beneficiary of the VIE.  SAP reporting requirements do not require such an analysis;

•         Surplus notes issued by the Company are included in capital and surplus under SAP whereas GAAP reporting includes surplus notes in debt.

•         Under SAP, when total consideration received on securities called before their maturity is greater than the par value of that security, the excess of consideration received over par value is reported as net investment income, while the excess of par value over book value is report as realized capital gains.  Under GAAP reporting there is no such requirement to bifurcate total consideration between net investment income and realized capital gains/(losses).  As such, the Company recognizes the excess of total consideration received over book value as part of realized capital gains/(losses) for GAAP reporting purposes.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

The cumulative effects of the above differences on the statutory basis financial statements are as follows:

Other significant accounting policies are as follows:

Use of estimates

The preparation of financial statements in conformity with SAP requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities and disclosure of contingent assets and liabilities at the dates of the statements of admitted assets, liabilities and capital and surplus, and the reported amounts of revenues and benefits and expenses during the reporting periods.  Actual results could differ significantly from those estimates.

The most significant areas that require the use of management’s estimates relate to the determination of the fair values of financial assets and liabilities, derivatives and derivative instruments, impairments of securities, income taxes, and liabilities for future policy benefits.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

Fair value of financial assets, financial liabilities and financial instruments

Fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows.  Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially.  In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments.  Certain financial liabilities (including non-investment type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements.  Accordingly, the aggregate fair value amounts presented in Note 2 may not represent the underlying value to the Company.

The Company uses the following methods and assumptions in estimating the fair value of its financial instruments:

Investment securities

Fair value for bonds and preferred stocks is obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models.  Fair value is based on quoted market prices, where available.  For bonds and preferred stocks not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes.  When values are not available from pricing services or broker quotes, such as private placements including corporate securities, asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities, fair value may be estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.  The fair value of unaffiliated common stocks is based on quoted market prices, where available, and for those common stocks not actively traded, fair values are obtained from independent pricing services or internal fair value/cash flow models.

Mortgage loans

Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage.  Price changes derived from the monthly duration-adjustments are applied to the mortgage portfolio. Each modeled mortgage is assigned a spread corresponding to its risk profile.  These spreads are adjusted for current market conditions.  The discount rates used include internally generated illiquidity and default factors.

Cash, cash equivalents and short-term investments

Cash consists of deposits held by various commercial and custodial banks.  Cash equivalents consists of short-term highly liquid investments, which are readily convertible to cash.  Short-term investments primarily consist of fixed income securities acquired with less than one year to maturity.  The Company has deposits with certain financial institutions which exceed federally insured limits.  The Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of material loss.  Fair value approximates amortized cost due to the nature and short-term duration of cash, cash equivalents and short-term investments.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

Derivative instruments

Fair value for options is based on internal financial models or counterparty quoted prices.  Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value.  Fair value for interest rate swaps, interest rate floors and foreign currency forwards is based on exchange prices, broker quoted prices or fair values provided by the counterparties.

Other invested assets

Other invested assets consist of limited partnerships, limited liability companies, residual equity interests, collateral loans, surplus notes and reverse mortgages.  The carrying amounts for other invested assets other than collateral loans, surplus notes, residual equity interests and reverse mortgages, which are carried at amortized cost, represent the Company’s share of each entity’s underlying equity reported to the Company.  There is a limited market for these other invested assets and the fair value is determined based on inputs received from the entities.  Fair value of residual equity interests, surplus notes and collateral loans are obtained using the same techniques as investment securities.  Fair value for reverse mortgages are obtained using the same techniques as mortgage loans.

Company owned life insurance

The Company is the owner and beneficiary of life insurance policies reported at their cash surrender values pursuant to SSAP No. 21R in the statements of admitted assets, liabilities and capital and surplus.  The underlying investment characteristics of the investment vehicle are categorized as follows at December 31:

Investment-type insurance contracts

Fair value for the Company’s liabilities under investment-type insurance contracts is estimated using two methods.  For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value).  For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.  The reported value of the Company’s investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives which are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect credit risk and an additional provision for adverse deviation.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

Repurchase agreements, FHLB advances and collateral on derivative instruments

The fair value of the Company’s repurchase agreements is tied to the fair value of the underlying collateral securities.  The fair value of FHLB advances is estimated using a discounted cash flow calculation with the current interest rate at maturity of the contract.  The fair value of collateral on derivative instruments approximates the carrying value due to the short-term nature of the investment.  These investments primarily consist of cash and fixed income securities.

Investments and Investment Income

Bonds

Bonds not backed by other loans, loan-backed bonds, collateralized mortgage obligations (“CMOs”) and other structured securities are carried at amortized cost using the interest method, except for those bonds with an NAIC designation of six or those securities which have an other-than-temporary impairment, which are reported at the lower of amortized cost or fair value.

For CMOs and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When actual prepayments differ from anticipated prepayments, the effective yield is recalculated prospectively to reflect actual payments to date and anticipated future payments for loan backed securities under SSAP 43R. When actual prepayments differ from anticipated prepayments for highly rated CMO’s and mortgage-backed securities, the effective yield is recalculated retrospectively to reflect actual payments to date and anticipated future payments under SSAP 26R. This adjustment is included in net investment income. Included in this category are approximately $169,790 and $233,762 of mortgage-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2019 and 2018, respectively.  A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income.  At December 31, 2019 and 2018, 100% of the Company’s securities with sub-prime exposure are rated as investment grade.

Stocks

Preferred stocks are stated at cost except for those with an NAIC designation of four or lower which are stated at the lower of cost or fair value.

Investments in common stocks are stated at fair value, which is based on NAIC Securities Valuation Office (“SVO”) prices.  For common stocks without SVO prices, fair value is estimated using independent pricing services or internally developed pricing models.

Investment in common stocks of the affiliated insurance subsidiaries are valued at audited statutory capital and surplus.  The audited statutory capital and surplus of MNL Re, Solberg Re and Canal Re has not been reduced for prescribed practices allowed by the State of Iowa for reinsurance transactions entered into by MNL Re, Solberg Re and Canal Re with the Company and North American.  Refer to Note 8 for further discussion of the reinsurance transactions and prescribed practices for MNL Re, Solberg Re and Canal Re.  Undistributed earnings or losses of the subsidiary and unrealized appreciation or depreciation on common stocks are reflected as unrealized capital gains and losses directly in unassigned surplus.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

Mortgage loans

Mortgage loans consist principally of commercial mortgage loans and are carried at the adjusted unpaid balances.  The Company’s lending policies allow for primarily first-lien mortgages that generally do not exceed 77% of the fair market value of the property allowing for sufficient excess collateral to absorb losses should the Company be required to foreclose and take possession of the collateral.  The mortgage portfolio invests primarily in larger metropolitan areas across the U.S. and is diversified by type of property.  Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.  Interest income on non-performing loans is generally recognized on a cash basis.

Policy loans

Policy loans are carried at the unpaid principal balance to the extent it does not exceed the cash surrender value.  Amounts in excess of cash surrender value are non-admitted.

Cash, cash equivalents and short-term investments

Cash, cash equivalents and short-term investments are stated at cost and fixed income securities acquired with less than one year to maturity are stated at amortized cost.

Other invested assets

Other invested assets are comprised of limited partnerships, limited liability companies, residual equity interests, collateral loans, surplus notes and reverse mortgages.  Limited partnerships and limited liability companies are valued in accordance with SSAP No. 48, Joint Ventures, Partnerships, and Limited Liability Companies and SSAP No. 97, Investments in Subsidiary, Controlled, and Affiliated Entities, a Replacement of SSAP No. 88 that allow the Company to carry these interests based on the underlying tax or GAAP audited equity of the investee.  Residual equity interest, surplus notes and collateral loans are carried at amortized cost under SSAP No. 43R, SSAP No. 41R and SSAP No. 21R, respectively.  The reverse mortgages are first liens on the related residential properties located primarily in California and Florida.  These reverse mortgages are valued in accordance with SSAP No. 39, Reverse Mortgages that allow the Company to carry these securities at remaining principal balances.  Income on reverse mortgages is recognized using effective yield based on the contractual interest rate and anticipated repayment of the mortgage.

Other-than-temporary impairment losses

The Company reviews its investments to determine if declines in fair value are other-than-temporary.  If the fair value of a fixed income security is less than its amortized cost basis or an equity security is less than its original cost basis at the balance sheet date, the Company must assess whether the impairment is other-than-temporary.

The Company evaluates factors in its assessment of whether a decline in value is other-than-temporary. Some of the factors evaluated include the issuer’s ability to pay the amounts due according to the contractual terms of the investment, the length of time and magnitude by which the fair value is less than amortized cost, adverse conditions specifically related to the security, changes to the rating of the security by a rating agency, changes in the quality of underlying credit enhancements and changes in the fair value of the security subsequent to the balance sheet date.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

When an other-than-temporary impairment (“OTTI”) has occurred, the amount of the impairment charged against earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis.  If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings.  If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into an interest related loss and a non-interest related loss for loan-backed and structured securities.  The non-interest related loss is measured as the difference between the present value of cash flows expected to be collected from the loan-backed security and the loan-backed security’s amortized cost.  The amount of the non-interest related loss is recognized as a charge against earnings. The difference between the fair value of the impaired loan-backed security and the present value of cash flows expected to be collected is the interest related impairment.  For stocks, non loan-backed and other than structured securities the impairment is not bifurcated and is charged against earnings.

The Company uses a single best estimate of cash flows approach and uses the effective yield prior to the date of impairment to calculate the present value of cash flows.  The Company’s assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and collateralized debt obligations include collateral pledged, scheduled interest payments, default levels, delinquency rates and the level of nonperforming assets for the remainder of the investments’ expected term.  The Company’s assumptions for corporate and other fixed maturity securities include scheduled interest payments and an estimated recovery value, generally based on a percentage return of the current market value.

After other-than-temporary write-down, the new cost basis is the prior amortized cost less the non-interest related loss.  The adjusted cost basis is generally not adjusted for subsequent recoveries in fair value.  However, if the Company can reasonably estimate future cash flows after a write-down and the expected cash flows indicate some or all of the non-interest related loss will be recovered, the discount or reduced premium recorded is amortized over the remaining life of the security.  Amortization in this instance is computed using the prospective method and is determined based on the current estimate of the amount and timing of future cash flows.

For common and preferred stocks, OTTI has occurred when the Company determines that it does not have the ability or intent to hold the security until a recovery of the original cost or the Company determines that the security will not recover to original cost within a reasonable amount of time.  The Company determines what constitutes a reasonable amount of time on a security by security basis by considering all available evidence including the length of time and magnitude by which the fair value of the security is less than original cost.

Investment income

Investment income is recorded when earned and includes interest and dividends received and accrued, amortization of purchased premium and discounts on securities, certain proceeds from derivatives and equity earnings from limited partnerships. Investment expenses are reported as a reduction in investment income.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

Net realized investment gains (losses)

Realized capital gains and losses are determined on the basis of specific identification of the investments and are reported net of related federal income taxes and IMR.

Net unrealized investment gains (losses)

Unrealized capital gains and losses on bonds, preferred stocks, common stocks, derivatives that do not qualify for hedge accounting and other invested assets are reported as a component of surplus net of related income taxes.

See Note 3 for further discussion of the Company’s investments and investment income.

Derivatives and derivative instruments

Derivatives consist of options, futures, interest rate floors, interest rate swaps, and foreign currency forwards.  Futures are reported at the cash balances held in counterparty variation margin accounts, which equals fair value.  Options, interest rate floors, interest rate swaps and foreign currency forwards are reported at fair value, with the exception of call and put options which are carried in accordance with IAC191-97 as discussed in the prescribed practice footnote.

The Company uses derivative instruments to manage its fixed indexed and policy obligation interest guarantees and interest rate and credit risks applicable to its investments.  To mitigate these risks, the Company enters into interest rate swaps, interest rate floors, futures contracts and equity indexed call and put options.  To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction.  This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed.  To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item.  Effectiveness is evaluated on a retrospective and prospective basis.  The Company has no derivatives that qualify as effective hedges. The Company also uses foreign currency forwards to protect itself against currency fluctuations between trade and settlement dates on foreign financial instruments.

The agreements between the Company and its derivatives counterparties require the posting of collateral when the fair value of the derivative instruments exceeds the cost of the instruments.  Collateral posted by counterparties is reported in the statements of admitted assets, liabilities and capital and surplus as a component of cash, cash equivalents and short-term investments with a corresponding liability reported as a component of repurchase agreements, FHLB advances and collateral on derivative instruments.  Collateral posted by the Company is reported in the statements of admitted assets, liabilities, and capital and surplus as a component of other invested assets.

See Note 4 for further discussion of the Company’s derivatives and derivative instruments.

Accrued investment income

Accrued investment income consists of amounts due on invested assets.  It excludes amounts the Company does not expect to receive or is 90 days past due.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

Future policy benefits and policy and contract claims

Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that are intended to provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Iowa Insurance Division.

The liability for future policy benefits provides amounts adequate to discharge estimated future obligations on policies in force.  Reserves for life policies are computed principally by the Net Level Reserve Method and the Commissioners’ Reserve Valuation Method using interest rates ranging from 2.25% to 6.00% and mortality assumptions (primarily Commissioners' Standard Ordinary mortality tables 1941, 1958, 1980, 2001 and 2017) as prescribed by regulatory authorities.

The NAIC adopted revisions to Actuarial Guideline XXXVIII (“AG38”), effective December 31, 2012.  AG38 8D applies to policies issued July 1, 2005 to December 31, 2012 containing secondary guarantees with multiple sets of charges.  AG38 8D requires that for this business a company needs to calculate the reserve as it had as of December 31, 2011 (“2011 method”), as well as calculate the deterministic reserve as prescribed under the Valuation Manual (“VM method”) adopted by the NAIC on August 17, 2012, with prescribed changes to have projected asset yields and discount rates, and hold the greater of the two.  The Company has calculated its gross and net of reinsurance reserves under both methods described above and holds the greater of the two reserves calculated on both a gross and net basis.  The 2019 impact of performing the VM method calculations resulted in a gross reserve increase of $309,524 and a net reserve increase of $63,182 over what would have been calculated if only using the 2011 method.  The 2018 impact of performing the VM method calculations resulted in a gross reserve increase of $413,301 and a net reserve increase of $83,758 over what would have been calculated if only using the 2011 method.

Reserves for deferred annuities are computed on the basis of interest rates ranging from 2.50% to 8.75% and the reserves for immediate annuities range from 2.50% to 11.25%.

The liability for policy and contract claims includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience.  Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency.  Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.

Reinsurance

For annuity coinsurance and life insurance mortality reinsurance arrangements, reinsurance premiums, claims and claim adjustment expenses are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements.  To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk.  The Company generally reinsures with companies rated “A” or better by A.M. Best.  The Company monitors these ratings on an on-going basis as a reinsurer may be downgraded after an agreement has been entered.

The Company has coinsurance agreements with MNL Re, Solberg Re and Canal Re. Reinsurance premiums, claims and expenses and reserves under those agreements are accounted for in accordance with the terms of the reinsurance contracts.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

Premiums and related costs

Premiums are recognized as revenue over the premium-paying period.  Annuity considerations are recognized as revenue when received. Commissions and other costs applicable to the acquisition of policies are charged to operations as incurred.

Repurchase agreements

As part of its investment strategy, the Company enters into repurchase agreements to increase the Company’s investment return.  The Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the fair value of the underlying collateral securities.  Repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price.  These agreements are a bilateral trade agreement.

A majority of the Company’s repurchase agreement arrangements are for contractual terms of greater than one year.  As a result, the par value and fair value of the securities sold under agreement to repurchase can change during the term of the repurchase agreement due to amortization, pay downs and changes in fair values.  In situations where the underlying collateral subject to repurchase has a fair value greater or less than the contractual requirements under the repurchase agreement, the Company or counterparties are required to post additional collateral.  Generally, the amount advanced by the counterparty cannot be less than 95% of the fair value of the underlying collateral sold under the agreement to repurchase.

Income taxes

Under SSAP No. 101, income taxes incurred are charged or credited to net income based upon amounts estimated to be payable or recoverable for the current year.  The Company recognizes deferred income tax assets and liabilities for the expected future tax effects attributable to temporary differences between financial statement and tax return bases of assets and liabilities, based on enacted rates and other provisions of the tax laws.  All changes in deferred tax assets and liabilities are reported directly in surplus, including the effect of a change in tax laws or rates in the period in which such change is enacted.  Deferred tax assets are reduced by a valuation allowance if it is more likely than not that all or some portion of the deferred tax assets will not be realized.  The Company files a consolidated federal income tax return with its subsidiaries, MNL Re, Solberg Re and Canal Re.

If applicable, the Company’s liability for income taxes would include a liability for uncertain tax positions, interest and penalties which relate to tax years still subject to review by the IRS or other taxing jurisdictions.

See Note 13 for the Company’s SSAP No. 101 calculation.

Variable life and annuity products

A portion of the separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders.  The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company.  The Company reports these separate account assets at fair value; the underlying investment risks are assumed by the policyholders.  The fair value of the variable separate accounts assets are based on market quoted net asset values of the underlying mutual funds.  The Company records the related liabilities at amounts equal to the fair value of the underlying assets.  The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the statements of admitted assets, liabilities and capital and surplus.  The Company records the fees earned for administrative and contract holder services performed for the separate accounts in other income of the statements of operations.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

Bank owned life insurance products

Another portion of the separate accounts held by the Company relates to individual bank owned life insurance policies that are non-indexed with fixed guarantees.  These amounts are subject to limited discretionary withdrawal at book value without a market value adjustment.  The assets in this separate account are carried at book value in accordance with the prescribed practice promulgated by the State of Iowa.  The Company assumes the underlying risk for the performance of the assets in this separate account. The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the statements of admitted assets, liabilities and capital and surplus.

Accounting changes and correction of prior period errors

During 2019, the Company recorded a correction of error related to a block of Interest Only bonds. The amortization of the book value of these securities had been calculated incorrectly resulting in a cumulative overstatement of book value and overstatement of investment income related to amortization, which was corrected during 2019. The statements of changes in capital and surplus contains an adjustment of negative $21,994 in 2019 to correct this error.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

2.              FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying value and estimated fair value of the Company’s financial instruments are as follows:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

Other invested assets does not include investments accounted for under the equity method, which are carried at $945,383 and $823,198 on the statements of admitted assets, liabilities and capital and surplus at December 31, 2019 and 2018, respectively.

Included in various investment related line items in the Statements of Admitted Assets, Liabilities and Capital and Surplus are certain financial instruments carried at fair value.  Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stocks when carried at the lower of cost or fair value.

Fair value measurements

Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value guidance also establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value.  Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument.  Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis.  For some investments, market activity may be minimal or nonexistent and management’s determination of fair value is then based on the best information available in the circumstances and may incorporate management’s own assumptions, which involves a significant degree of judgment.

Investments for which market prices are not observable are generally private investments, securities valued using non-binding broker quotes, or securities with very little trading activity.  Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available.  If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used.  Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debt rating, credit default spreads, default rates and credit spreads applicable to the security sector.  These valuation methodologies involve a significant degree of judgment.

Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories:

Level 1 – Quoted prices are available in active markets that the Company has the ability to access for identical financial instruments as of the reporting date.  The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds, non-interest bearing cash, exchange traded futures and separate account assets.  As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

Level 2 – Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets.  Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes.  Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.  Financial instruments that are generally included in this category include corporate bonds, asset-backed securities, CMOs, short-term investments, less liquid and restricted equity securities and over-the-counter derivatives.

Level 3 – Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument.  These inputs may reflect the Company’s estimates of the assumptions that market participants would use in valuing the financial instruments.  Financial instruments that are included in this category generally include private corporate securities and collateralized debt obligations.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.  From time to time there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which the Company obtains the information.

The Company relies on third party pricing services and independent broker quotes to value bonds and equity securities.  The third party pricing services use discounted cash flow models or the market approach to value the securities when the securities are not traded on an exchange.  The following characteristics are considered in the valuation process:  benchmark yields, reported trades, issuer spreads, bids, offers, benchmark and comparable securities, estimated cash flows and prepayment speeds.

The Company performs both quantitative and qualitative analysis of the prices.  The review includes initial and ongoing review of the third party pricing methodologies, back testing of recent trades, and review of pricing trends and statistics.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

The following tables summarize the valuation of the Company’s financial instruments carried at fair value as presented in the statements of admitted assets, liabilities and capital and surplus, by the fair value hierarchy levels defined in the fair value measurements guidance.  Methods and assumptions used to determine the fair values are described in Note 1.

(a)       Fair values and changes in fair values of separate account assets generally accrue directly to policyholders and are not included in the Company’s revenues, benefits, expenses or surplus.  The amounts shown in the previous tables include only the assets for the variable life insurance and variable annuity separate accounts; the amounts exclude the assets for the bank owned life insurance separate accounts.

Included in bonds are those that have been impaired at the reporting date or NAIC 6 and are carried at fair value.  SVO valuations are used for some bonds when available.  SVO valuations are based upon publicly available prices for identical or similar assets or on valuation models or matrices using observable inputs.  Bonds not valued using SVO valuations are those that have been impaired but not designated as in default by the SVO.  Fair values for such securities may be determined utilizing unobservable inputs.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value are as follows:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

3.              INVESTMENTS AND INVESTMENT INCOME

Bond and stock investments

The admitted value, gross unrealized gains, gross unrealized losses and estimated fair value of investments in bonds and preferred stocks are as follows:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

The cost and admitted value of common stocks - subsidiaries and common stocks - other are as follows:

The admitted value and estimated fair value of investments in bonds, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

Gross unrealized losses

The Company’s gross unrealized losses and estimated fair value on its bonds and preferred stocks, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

At December 31, 2019, the Company held 10,772 positions in bonds and preferred stocks.  The table above includes 709 securities of 468 issuers as of December 31, 2019.  As of December 31, 2019, 94% of the unrealized losses on bonds were securities rated investment grade.  Investment grade securities are defined as those securities rated 1 or 2 by the SVO.  Preferred stocks in the above table consist primarily of non-redeemable preferred stocks.  At December 31, 2019, bonds and preferred stocks in an unrealized loss position had fair value equal to 98% of amortized cost.

The following summarizes the unrealized losses by investment category as of December 31, 2019.

U.S. government

The unrealized losses on U.S. government represent 3% of total unrealized losses at December 31, 2019.  The total unrealized losses in this category have decreased at December 31, 2019 compared to December 31, 2018.  The unrealized losses are applicable to securities with yields lower than the market yield available on similar securities at December 31, 2019.  The previous table indicates 93% of the unrealized losses have been in an unrealized loss position for twelve months or less.  Interest rates decreased during 2019 causing increases in the fair value of U.S. government and agencies bonds held compared to 2018.  The Company does not intend to sell and has the intent and ability to retain the investment until recovery of each security’s amortized cost; therefore, the securities in these categories are not considered to be other-than-temporarily impaired at December 31, 2019.

U.S. special revenue and special assessment obligations, non-guaranteed

The unrealized losses on U.S. special revenue and special assessment obligations, non-guaranteed, represent 9% of total unrealized losses at December 31, 2019.  The total unrealized losses in this category have decreased at December 31, 2019 compared to December 31, 2018.  The unrealized losses are applicable to securities with yields higher than the market yield available on similar securities at December 31, 2019.  The table indicates 77% of the unrealized losses have been in an unrealized loss position for twelve months or less. Yields decreased during 2019 causing increases in the fair values of investments of this category compared to 2018.  The Company does not intend to sell and has the intent and ability to retain the investment until recovery of each security’s amortized cost; therefore, the securities in these categories are not considered to be other-than-temporarily impaired at December 31, 2019.

Industrial and miscellaneous

The unrealized losses on industrial and miscellaneous, represent 77% of unrealized losses at December 31, 2019 and are primarily in corporate bonds, private asset backed securities and collateralized debt obligations backed by various consumer and commercial finance loans.  The unrealized losses in this category have decreased at December 31, 2019 compared to December 31, 2018.  The table indicates 13% of the unrealized losses have been in an unrealized loss position for twelve months or less. Yields decreased during 2019 causing increases in the fair values of bonds in this category compared to 2018.  The Company reviews its security positions with unrealized losses on an on-going basis and recognizes OTTI if evidence indicates a loss will be incurred.  In all other cases, if the Company does not intend to sell these securities prior to recovery and has the intent and ability to retain the investment until recovery of each security’s amortized cost, the security is not considered to be other-than-temporarily impaired.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

Bank loans

The unrealized losses on bank loans, represent 2% of unrealized losses at December 31, 2019.  The unrealized losses in this category have decreased at December 31, 2019 compared to December 31, 2018.  The table indicates 15% of the unrealized losses have been in an unrealized loss position for less than twelve months. The Company does not intend to sell and has the intent and ability to retain the investment until recovery of each security’s amortized cost; therefore, the securities in these categories are not considered to be other-than-temporarily impaired at December 31, 2019.

Parent, subsidiaries and affiliates

The unrealized losses on parent, subsidiaries and affiliates, represent 8% of unrealized losses at December 31, 2019.  The unrealized losses in this category have increased at December 31, 2019 compared to December 31, 2018.  The table indicates 14% of the unrealized losses have been in an unrealized loss position for less than twelve months. The Company does not intend to sell and has the intent and ability to retain the investment until recovery of each security’s amortized cost; therefore, the securities in these categories are not considered to be other-than-temporarily impaired at December 31, 2019.

Preferred stocks

This category, which represents 1% of unrealized losses at December 31, 2019, consists of perpetual and redeemable preferred stocks in the industrial and miscellaneous sector, primarily financial institutions.  The unrealized losses are the result of the decrease in overall financial sector market value in fourth quarter 2019, primarily banking and insurance institutions.  The Company reviews its security positions with unrealized losses on an on-going basis and recognizes OTTI if evidence indicates a loss will be incurred.  In all other cases, if the Company does not intend to sell these stocks prior to recovery and has the intent and ability to retain the investment until recovery of each stocks amortized cost, the security is not considered to be other-than- temporarily impaired.

Other-than-temporary impairments

As a result of the Company’s review of OTTI of investment securities, OTTI recognized on loan-backed securities is summarized in the following table:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

Net investment income and net realized capital gains (losses)

The major categories of net investment income reflected in the statements of operations are summarized as follows:

Investment expenses consist primarily of investment advisory fees, interest expense on repurchase agreements, interest expense on FHLB advances, interest on surplus notes, interest related to derivative collateral liabilities and other expenses related to the administration of investments.

The Company recognized $30,680 and $20,788 of net investment income for the years ended December 31, 2019 and 2018, respectively related to prepayment penalties or acceleration fees on bonds in the general account that were called.  The total number of called bonds in the general account were 42 and 51 for the years ended December 31, 2019 and 2018, respectively.

The Company recognized $806 and $815 of net investment income for the years ended December 31, 2019 and 2018, respectively related to prepayment penalties or acceleration fees on bonds in the separate account that were called.  The total number of called bonds in the separate account were 10 and 16 for the years ended December 31, 2019 and 2018, respectively.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

The major categories of net realized capital gains (losses) reflected in the statements of operations are summarized as follows:

Proceeds from the sale of investments in bonds and the gross gains and losses realized on these sales (excluding OTTI losses, maturities, calls, exchanges and prepayments) were as follows:

The gross realized gains (losses) on the bonds represent the difference between the proceeds from the sale of the bonds and the basis of the bonds, which is primarily amortized cost.

Mortgage loans

The following table summarizes the Company’s mortgage loans by property type:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

Mortgage loans by United States geographic locations are as follows:

The Company’s mortgage loans by origination year are as follows:

The Company has no outstanding commitments on mortgage loans at December 31, 2019.

Any loan delinquent on contractual payments over 90 days past due is considered non-performing.  At December 31, 2019 and 2018, there were no non-performing commercial mortgage loans that were over 90 days past due on contractual payments.

Mortgage loan equivalent ratings are based on the expected loss of the security rather than the probability of defaults.  Ratings are assessed by looking at the financial condition of the borrower to make required payments, including the value of the underlying collateral, the market in which the collateral is operating and the level of associated debt.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

Information regarding the Company’s credit quality indicators for its recorded investment in mortgage loans, gross of valuation allowances is as follows:

The Company acquired 24 new commercial mortgage loans in 2019 with interest rates ranging from 3.55% to 8.00%.

Information regarding the Company’s loan to value ratio for its recorded investment in mortgage loans, gross of valuation allowances is as follows:

The loan-to-value ratio is determined using the most recent appraised value.  Appraisals are updated periodically when there is an indication of a possible significant collateral decline or there are loan modifications or refinance requests.  A loan-to-value ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral.

The Company reviews its mortgage loans for impairment on an on-going basis.  It considers such factors as delinquency of payments, decreases in the value of underlying properties, the financial condition of the mortgagor and the impact of general economic conditions in the geographic areas of the properties collateralizing the mortgages.  Once the determination is made that a mortgage loan is impaired, the primary consideration used to determine the amount of the impairment is the fair market value of the underlying property.  The Company assumes it would receive the proceeds from the sale of the underlying property less sale expenses.  The Company maintains an allowance for mortgage loan losses.  The allowance is determined through an analysis of specific loans that are believed to have a higher risk of credit impairment.  The Company held an allowance of $1,196 and $1,329 at December 31, 2019 and 2018, respectively, but did not recognize any impairment on mortgage loans during 2019 and 2018.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

The Company did not restructure or take ownership of real estate in satisfaction of any mortgage loans during 2019 and 2018.  Real estate acquired through foreclosure is a component of real estate in the statement of admitted assets, liabilities, and capital and surplus.  Included in real estate are $0 and $15,000 at December 31, 2019 and 2018, respectively, of real estate acquired through foreclosure of mortgage loans (see Note 6).

Credit risk concentration

The Company generally strives to maintain a diversified invested assets portfolio.  Other than investments in U.S. governments and U.S. special revenue, the Company had no investments that exceeded 10% of the Company’s capital and surplus at December 31, 2019.

Restricted assets

The following assets are subject to applicable restrictions under each of the following areas:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

Other

FHLB

The Company is a member of FHLB of Des Moines. In order to maintain its membership and borrow funds, the Company is required to purchase FHLB equity securities.  As of December 31, 2019 and 2018, the Company owns common stock totaling $100,912, which is carried at cost.   Resale of these securities is restricted only to FHLB.  As a member of FHLB, the Company can borrow money provided that FHLB’s collateral and stock ownership requirements are met.  The maximum amount a member can borrow is equal to thirty percent of the Company’s asset balance as of the prior quarter end.  The interest rate and repayment terms differ depending on the type of advance and the term selected.  At December 31, 2019 and 2018, the Company had outstanding advances of $2,272,795 from FHLB (see Note 7).

Deposits with regulatory authorities

At December 31, 2019 and 2018, securities (primarily bonds) with admitted carrying values of $3,212 and $3,142 respectively, were on deposit with regulatory authorities as required by law.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

4.              DERIVATIVES AND DERIVATIVE INSTRUMENTS

The following table presents the notional amounts, amortized cost, estimated fair value and carrying value of derivatives:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

The following table presents the impact of derivatives on net investment income and change in unrealized capital gains (losses):

The Company accounts for its financial options, futures, interest rate, and credit default swaps, and other derivatives in accordance with SSAP 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions, except for those options accounted for in accordance with IAC 191-97, as discussed in Note 1.  Following is a discussion of the various derivatives used by the Company.

Options and futures

The Company has indexed annuity and indexed universal life products that provide for a guaranteed base return and a higher potential return tied to several major equity market indices.  In order to fund these benefits the Company purchases index options that compensate the Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation.  The Company also enters futures contracts to compensate it for increases in the same indices.  The Company classifies these options and futures as derivative instruments.

In accordance with IAC 191-97, the Company carries financial options at amortized cost and amortizes the cost of the index options against investment income over the term of the option, which is typically one year.  When the options mature, any value received by the Company is reflected as investment income.

The futures contracts have no initial cost and are marked to market daily.  That daily mark-to-market is settled through the Company’s variation margin accounts maintained with the counterparty.  The Company reports the change in the futures variation margin accounts as investment income.

The hedged annuity liabilities are reported in the statutory statements of admitted assets, liabilities and capital and surplus as a component of policyholder reserves in accordance with IAC 191-97 and credited indexed returns are reflected in the reserve as realized based on actual index performance.  The hedged life liabilities are reported in the statutory statements of admitted assets, liabilities and capital and surplus as a component of policyholder reserves equal to the implied fair value appreciation of the index options until the policy anniversary date.  At the anniversary date, the annuity and life policyholder account values are revalued with amounts credited to the policyholders recognized as a component of increase in aggregate reserves.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

The adoption of IAC 191-97 has resulted in a timing variance between the emergence of income on futures and the emergence of the reserve increase associated with the hedged liabilities.  The futures earnings are realized daily as they are earned, but the impact to the reserve of market appreciation does not occur until the policy anniversary.  To mitigate this variance, to the extent the variance accelerates earnings, the Company has set up a voluntary statutory reserve.  The amount of this reserve was $102,324 and $0 at December 31, 2019 and 2018, respectively, and is reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus.  The voluntary reserve is not reported at a value below zero.  Futures losses are recognized as incurred as a reduction in investment income.

Other derivative instruments

The Company has entered into interest rate floor and interest rate swap agreements to help manage its overall exposure to interest rate changes and credit events.  These other derivative instruments do not hedge specific assets or liabilities and as such are not accounted for under hedge accounting.  In accordance with SSAP 86, these swaps and floors are reported at fair value in the statements of admitted assets, liabilities and capital and surplus and changes in the fair value are reported as a change in unassigned surplus.  The Company recognized income (expense) on interest rate swaps through investment income. This income is received or paid on reset/settlement date and is accrued until the next reset date.

The Company has entered into foreign currency forwards to protect itself against currency fluctuations on foreign financial instruments.  These forwards are reported at fair value in the statements of admitted assets, liabilities, and capital and surplus and changes in fair value are reported as a component of change in unassigned surplus.

The following relates to interest rate swaps, interest rate floors and interest rate caps:

Collateral on derivatives

As a result of market value changes, certain financial institutions involved in the interest rate swap agreements and financial options deposit cash with the Company to collateralize these obligations.  The cash collateral and the amount that the Company was permitted to repledge were $302,379 and $48,978 at December 31, 2019 and 2018, respectively.  The obligation to repay the collateral is reflected in repurchase agreements, FHLB advances and collateral on derivatives in the statements of admitted assets, liabilities and capital and surplus.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

The Company generally limits its selection of counterparties that are obligated under its non-exchange traded derivative contracts to those with investment grade ratings.  As of December 31, 2019, no counterparty had more than 3% exposure to the fair value of the Company’s derivative contracts.  Entering into such agreements from financial institutions with long-standing performance records minimizes the credit risk.  The amounts of such exposure are essentially the net replacement cost or fair value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the financial institution.

5.              OFFSETTING OF ASSETS AND LIABILITIES

Certain of the Company’s derivative instruments are subject to enforceable master netting arrangements that provide for the net settlement of all derivative contracts between the Company and counterparty in the event of default or upon the occurrence of certain termination events.  Collateral support agreements are also in place requiring the Company or the counterparty to pledge collateral in the event minimum thresholds have been reached, typically related to the fair value of the outstanding derivatives.  Additionally, certain of the Company’s repurchase agreements provide for net settlement on termination of the agreement.

The Company reports derivative instruments and repurchase agreements on a gross basis within the statements of admitted assets, liabilities, and capital and surplus.

The tables below present the Company’s gross and net derivative instruments and gross and net repurchase agreements by asset and liabilities:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

6.              REAL ESTATE AND EQUIPMENT

The Company purchases and capitalizes various classes of assets in the regular course of its insurance operations.  These assets are amortized using the straight-line and accelerated declining balance methodologies over a specified period of years that varies with the class of asset that ranges from 3 years to 40 years.  The depreciation expense recorded in 2019, 2018 and 2017 was $27,200, $28,789 and $28,736, respectively.  Following is a summary of the capitalized assets (including the Company’s office buildings and real estate acquired in satisfaction of mortgage loans) and the related accumulated depreciation for the major classes of assets:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

The net admitted value of these assets is reflected in the following lines in the Company’s statements of admitted assets, liabilities and capital and surplus:

At December 31, 2019 and 2018, real estate consists of $38,774 and $18,874, respectively, for the Company’s offices and $0 and $15,000, respectively, of real estate acquired in satisfaction of mortgage loans.

The Company owned real estate at the end of 2018 which consisted of one commercial property that was foreclosed on in 2016. The Company recorded impairment losses net of reinsurance on the property of $6,000 and $7,004 in 2019 and 2018, respectively. In 2019, the Company subsequently sold the property for a gain of $78.

7.              FHLB ADVANCES

The Company is a member of FHLB of Des Moines.  In accordance with the FHLB membership agreement, the Company can be required to purchase FHLB common stock in order to borrow funds.  These borrowings are reported as FHLB advances in the statements of admitted assets, liabilities and capital and surplus.  The Company purchased $0 and $8,125 of additional common stock in 2019 and 2018, respectively.  The Company sold $0 and $6,360 of common stock in 2019 and 2018, respectively.  In addition, the Company has posted mortgage loans and agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowings as collateral.

The amount of FHLB stock held is as follows:

The Class A Membership Stock is not eligible for redemption.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

At December 31, 2019 and 2018, the Company had outstanding advances of $ $2,272,795.  It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB of Des Moines for use in general operations would be accounted for consistent with SSAP No. 15 as borrowed money.  The purpose of the advances is to complement the Company’s repurchase agreement program.  The advances are reported as a component of repurchase agreements, FHLB advances and collateral on derivatives in the statements of admitted assets, liabilities and capital and surplus.  The borrowings outstanding at December 31, 2019 is as follows:

Additionally, the Company has entered into borrowings commencing January and February of 2020 with maturity dates of January and February of 2023 and interest rates ranging from 1.75% to 2.03% to lock in future interest rates on our FHLB borrowing. Interest expense incurred during 2019, 2018 and 2017 was $48,817, $40,075 and $28,082, respectively, and is reported as a component of net investment income in the statement of operations.  The Company has determined the actual maximum borrowing capacity as $3,115,824.  The Company calculated this amount in accordance with limitations in the FHLB capital plan (e.g., current FHLB capital stock, limitations in the FHLB capital plan, current and potential acquisitions of FHLB capital stock, etc.).

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

The amount of collateral pledged to the FHLB is as follows:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

8.              REPURCHASE AGREEMENTS

The following tables summarizes the repurchase agreements accounted for as a secured borrowing for the Company:

Type of Repo Trades Used

Original (flow) & residual maturity

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

Securities sold under repo- secured borrowing

Securities sold under repo- secured borrowing by NAIC designation

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

Collateral received- secured borrowing

Cash and non-cash collateral received- secured borrowing by NAIC designation

Allocation of aggregate collateral by remaining contractual maturity

Allocation of aggregate collateral reinvested by remaining contractual maturity

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

Liability to return collateral- secured borrowing

In addition to the securities summarized in the maturity distribution above, the Company holds short-term investments representing the balance of the repurchase agreement liabilities.  The Master Repurchase Agreements with the various counterparties do not require the Company to invest the proceeds in securities with maturities matching the maturities of the repurchase agreement liabilities.  As previously stated, a majority of the Company’s repurchase agreements are for terms of greater than one year.  The Company has sufficient cash flows from operations and investment maturities, pay downs and calls to meet the repurchase obligations under the outstanding agreements.  In addition, the Company has the ability to sell securities to meet future repayment obligations under the agreements.

9.              REINSURANCE

The Company is involved in the cession and, to a lesser degree, assumption of life and annuity reinsurance with other companies.  Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:

Premiums and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded.  Policy benefit reserves and policy claims and benefits payable are reported net of the related reinsurance receivables.  These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

The Company is a party to a reinsurance agreement with North American.  In this indemnity agreement, the Company assumes 80% of all policies issued by North American on or after January 1, 2014 of specific annuity plans.  The Company recognized $43,733, $104,501 and $263,111 at December 31, 2019, 2018 and 2017, respectively, of premium under this agreement in the statement of operations.  The Company retrocedes 100% of this business to a third party reinsurer through a modified coinsurance agreement.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

The Company is a party to a modified coinsurance agreement with a third-party reinsurer.  This indemnity agreement covers 80% of all policies issued by the Company on or after January 1, 2014 of specific annuity plans along with 100% of the business the Company assumes from North American in the coinsurance agreement discussed in the previous paragraph.  In this agreement, the Company retains, on behalf of the reinsurer, assets equal to the statutory liabilities associated with the reinsured policies.  The Company recognized $3,003,696 and $2,958,786 at December 31, 2019 and 2018, respectively, of modified coinsurance reserves under this agreement in the statements of admitted assets, liabilities, and capital and surplus.

The Company is party to a reinsurance agreement providing for the coinsurance of 30% for certain policies that were acquired from an acquisition in 2002.  The reinsurer assumes 30% of the net premiums and benefits related to this block of business and reimburses the Company for various expenses related to this business through the expense allowances provided for in the agreement.  Reserve credits of $285,182 and $295,562 associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2019 and 2018, respectively.

The Company is a party to two funds withheld coinsurance agreements with a third-party reinsurer.  These are indemnity agreements that cover 50% of substantially all policies of specific annuity plans issued from January 1, 2002 through March 31, 2005, 60% of substantially all policies of specific annuity plans issued from April 1, 2005 through February 29, 2008 and 50% of substantially all policies of specific annuity plans issued from March 1, 2008 through November 30, 2013 of specific annuity plans.  In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory reserve associated with these policies.  A funds withheld liability of $3,380,688 and $3,681,324 is reflected as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2019 and 2018, respectively.

The Company is also a party to a coinsurance agreement with Guggenheim Life and Annuity Company (“GLAC”), an affiliate.  This is an indemnity agreement that covers 100% of all policies issued from January 1, 2008 through September 30, 2009 of specific annuity plans.  Reserve credits of $135,843 and $169,125, associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2019 and 2018, respectively.  In addition, reserve credits of $1,252 and $1,569 associated with this agreement are reported as a component of policy and contract claims in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2019 and 2018, respectively.

The Company is party to a coinsurance and yearly renewable term agreement with a third-party reinsurer that was effective on January 1, 2016. The Company ceded policies issued during 2016 for specific annuity plans.  Premiums ceded under this agreement of $15,687, $14,721 and $14,065 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the year ended December 31, 2019, 2018 and 2017, respectively.  Reserve credits of $107,123 and $88,874 associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2019 and 2018, respectively.  A funds withheld liability of $40,205 and $27,627 is reflected as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2019 and 2018, respectively.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

The Company has a coinsurance agreement with MNL Re, an affiliated limited purpose subsidiary life insurance company.  The agreement has subsequently been amended to extend the term and increase the life insurance policies covered under the agreement.  The Company ceded a defined block of permanent life insurance products to MNL Re.  The Company recognized reserve credits of $974,256 and $959,690 under this agreement on December 31, 2019 and 2018, respectively, which are reflected as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus.  The Company recognized $540,386 and $453,800 at December 31, 2019 and 2018, respectively, of funds held under coinsurance under this agreement in the statements of admitted assets, liabilities and capital and surplus.  The reserve credit was supported by a contingent note guarantee (“LLC Note”) with a balance of $433,870 and $505,890 for 2019 and 2018, respectively.  The LLC Note held by MNL Re, which functions in a manner similar to a standby letter of credit and which Midland National is a beneficiary, is an admitted asset under Iowa prescribed practice and the surplus generated by this prescribed practice has been retained in the carrying value of MNL Re.

On December 31, 2011, the Company entered into a coinsurance agreement with Solberg Re, an affiliated limited purpose subsidiary life insurance company.  The agreement has subsequently been amended to extend the term and increase the life insurance policies covered under the agreement.  The Company ceded a defined block of term life insurance to Solberg Re.  The Company received experience refunds related to this agreement of $12,105, $27,409 and $37,095 during the years ended December 31, 2019, 2018 and 2017, respectively.  The Company recognized reserve credits of $535,803 and $518,863 under this agreement on December 31, 2019 and 2018, respectively, which are reflected as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus.  The Company recognized $179,766 and $161,462 at December 31, 2019 and 2018, respectively, of funds held under coinsurance under this agreement which is reported as funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus.  The reserve credit was supported by an LLC Note with a balance of $356,037 and $357,400 for 2019 and 2018, respectively.  The LLC Note held by Solberg Re, which functions in a manner similar to a standby letter of credit and which Midland National is a beneficiary, is an admitted asset under Iowa prescribed practice and the surplus generated by this prescribed practice has been retained in the carrying value of Solberg Re.

On September 30, 2019, the Company entered into a coinsurance agreement with Canal Re, an affiliated limited purpose subsidiary life insurance company.  The Company ceded a defined block of term life insurance products to Canal Re.  The Company recognized reserve credit of $240,667 under this agreement on December 31, 2019, which is reflected as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus.  The Company recognized $83,095 at December 31, 2019, of funds held under coinsurance under this agreement which is reported as funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus.  The reserve credit was supported by an LLC Note with a balance of $157,571 for 2019.  The LLC Note held by Canal Re, which functions in a manner similar to a standby letter of credit and which Midland National is a beneficiary, is an admitted asset under Iowa prescribed practice and the surplus generated by this prescribed practice has been retained in the carrying value of Canal Re. The Company received a no objection letter from the Iowa Insurance Division related to the Company’s position to take reinsurance credit for reserves ceded under the reinsurance treaty, which does not transfer risk in some extreme mortality scenarios.

The estimated amount of the aggregate reduction in surplus (for agreements other than those under which the reinsurer may unilaterally cancel for reasons other than the nonpayment of premiums or other similar credits) for nonperformance or termination of all reinsurance agreements, by either party, is $873,143 as of December 31, 2019.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

10.          FUTURE POLICY BENEFITS AND POLICY PREMIUMS DUE, DEFERRED OR UNCOLLECTED

Reserves for life contracts and deposit-type contracts

The Company waives deduction of deferred fractional premiums upon death of the insured for policies effective before January 1, 1948, for which the Company does not return any portion of the premium paid beyond the date of death.  For policies without flexible premiums effective after December 31, 1947, the Company returns any portion of the final premium beyond the policy month of death.  Reserves include the excess of the surrender value over the reserve as otherwise computed.  Additional premiums plus the regular gross premium for the true age are charged for substandard lives.  Mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (50%) of the extra premium charge for the year for fixed premium plans and one-half of the extra risk charge for the month for flexible premium plans.

At December 31, 2019 and 2018, the Company had $19,833,836 and $19,617,294, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of Iowa.  At December 31, 2019 and 2018, reserves to cover the above insurance totaled $282,724 and $251,107, respectively, before reinsurance ceded.  The Company anticipates investment income as a factor in the calculations of its premium deficiency reserves.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

Analysis of annuity actuarial reserves and deposit liabilities by withdrawal characteristics

A portion of the Company’s liabilities for future policy benefits relate to liabilities established on a variety of products that are not subject to significant mortality and morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty.  The amount of reserves on these products, by withdrawal characteristics and the related percentage of the total, are summarized as follows at December 31:

Individual Annuities

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

Group Annuities

2019				
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal					
With market value adjustment	$ 2,633,236	$ -	$ -	$ 2,633,236	41%
At book value less current surrender charge of 5% or more	6,882	-	-	6,882	0%
At fair value - separate account non-guaranteed	-	-	-	-	0%
Total with market value adjustment	2,640,118	-	-	2,640,118	41%
At book value without adjustment (minimal or no charge or adjustment)	3,778,829	-	-	3,778,829	59%
Not subject to discretionary withdrawal	31,331	-	-	31,331	0%
Total (gross: direct + assumed	6,450,278	-	-	6,450,278	100%
Reinsurance ceded	1,526,864	-	-	1,526,864	
Total (gross - ceded)	$ 4,923,414	$ -	$ -	$ 4,923,414	
Amount included in book value less surrender charges above that will move to book value without adjustment in the year after the statement date:	$ 746				

	2018				
	Account	Account with	Account	Total	Percent
Subject to discretionary withdrawal					
With market value adjustment	$ 3,280,833	$ -	$ -	$ 3,280,833	46%
At book value less current surrender charge of 5% or more	7,859	-	-	7,859	0%
At fair value - separate account non-guaranteed	-	-	-	-	0%
Total with market value adjustment	3,288,692	-	-	3,288,692	46%
At book value without adjustment (minimal or no charge or adjustment)	3,824,636	-	-	3,824,636	54%
Not subject to discretionary withdrawal	32,061	-	-	32,061	0%
Total (gross: direct + assumed	7,145,389	-	-	7,145,389	100%
Reinsurance ceded	1,767,106	-	-	1,767,106	
Total (gross - ceded)	$ 5,378,283	$ -	$ -	$ 5,378,283	
Amount included in book value less surrender charges above that will move to book value without adjustment in the year after the statement date:	$ 202

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

Deposit-type Contracts

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

Analysis of life actuarial reserves by withdrawal characteristics

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

Policy premium due, deferred and uncollected

Gross premiums are amounts charged to the policyholder and recognized as income when due from policyholders under the terms of the insurance contract.  Net premiums are the amount calculated on the basis of the interest and mortality table used to calculate the policy reserves.  The difference between gross premium and net premium is referred to as loading and generally includes allowances for acquisition costs and other expenses, but also includes the differences in mortality and interest assumptions utilized for statutory reserving purposes.

Due, deferred and uncollected life insurance premiums (net of reinsurance ceded) are summarized as follows at December 31:

11.          SEPARATE ACCOUNTS

The Company has separate accounts for its variable life and annuity business and a portion of its bank owned life insurance business.  Information regarding the separate accounts of the Company is as follows:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

Following is a summary reconciliation of amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s NAIC separate account annual statements with the amounts reported as net transfers to separate accounts in the accompanying statements of operations for the years ended December 31:

The Company has variable annuities with guaranteed benefits including guaranteed death benefits and guaranteed living benefits.  The total maximum guarantee provided to the separate account associated with guaranteed death benefits of $48,744, $85,497, $47,313, $51,719 and $72,054 as of December 31, 2019, 2018, 2017, 2016 and 2015, respecitively.  The risk charges remitted to the general account associated with these guarantees was $512, $590, $638, $682 and $813 for 2019, 2018, 2017, 2016 and 2015, respectively.

12.          CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company has 2,549,439 common stock shares authorized, issued and outstanding.  The Company has no preferred stock outstanding.  Without prior approval of its domiciliary commissioner, dividends to shareholders is limited by the laws of the Company’s state of incorporation, Iowa, to $406,489 in 2020, an amount that is based on restrictions relating to the 2019 net gain from operations and statutory surplus.  Within these limitations, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to its stockholder.  The unassigned surplus of $2,393,955 is unrestricted and held for the benefit of the Company’s stockholder.

During 2019, the Company paid ordinary cash dividends in the amounts of $67,000 on March 29; $44,000 on June 30; $63,303 on September 30 and $48,003 on December 31, to its stockholder, SFG.

On October 25, 2013, the Company issued a surplus note to its parent, SFG, for $142,000.  This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus.  The surplus note bears annual interest at 7.5% payable in semi-annual installments.  The maturity date of the note is October 31, 2043.  Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division.  The Company incurred interest expense of $10,650 in 2019, 2018 and 2017.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

On December 30, 2014, the Company issued a surplus note to its parent, SFG, for $200,000.  This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus.  The surplus note bears annual interest at 7.0% payable in semi-annual installments.  The maturity date of the note is December 30, 2044.  Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division.  The Company incurred interest expense of $14,000 in 2019, 2018 and 2017.

On June 30, 2017, the Company issued a surplus note to its parent, SFG, for $295,000.  This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus.  The surplus note bears annual interest at 6.0% payable in semi-annual installments.  The maturity date of the note is June 30, 2047.  Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division.  The Company incurred interest expense of $17,700 in 2019, 2018, and $6,547 in 2017.

On December 30, 2017, the Company issued a surplus note to its parent, SFG, for $200,000.  This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus.  The surplus note bears an annual interest rate at 6.0% payable in semi-annual installments.  The maturity date of the note is December 30, 2047.  Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division.  The Company incurred interest expense of $12,000 in 2019 and 2018, and $0 in 2017.

13.          INCOME TAXES

The components of the net deferred tax asset recognized by the Company at December 31 are as follows:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

The impact of tax planning strategies at December 31 is as follows:

The Company’s tax-planning strategies do not include the use of reinsurance.

There are no deferred tax liabilities that have not been recognized.

Current income taxes incurred consist of the following major components at December 31:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

The components of deferred tax assets and deferred tax liabilities are as follows:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

The Tax Cuts and Jobs Act of 2017 (the Act), which was enacted on December 22, 2017, reduced the US federal corporate tax rate from 35% to 21%. Many provisions in the Act, including the change in corporate tax rate, took effect on January 1, 2018. SSAP No. 101 requires that the effects of a change in tax rate be recorded in the period in which the law is enacted. As of December 31, 2017, we made reasonable estimates of the effects of the tax law change on our deferred tax balances; however, we did not consider our accounting for the tax effects of the Act complete at that time as we had not performed all required computations or fully analyzed or interpreted certain provisions of the new law, including significant revisions to Internal Revenue Code (IRC) Section 807 – Rules for certain reserves. During the year ended December 31, 2018 our accounting for the effect of the Act was completed and although the amount of the reserve transition adjustment and the estimated reversal patterns of the related deductible temporary differences were revised, these revisions had no impact on the net admitted DTA reported as of December 31, 2017.

The provision for income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to income before income taxes.  The significant items causing this difference for the year ended December 31, 2019, are as follows:

At December 31, 2019, the Company had no operating loss or tax credit carryforwards available and has not made any deposits under Section 6603 of the Internal Revenue Code.

14.          EMPLOYEE BENEFIT PLANS

The Company provides certain postretirement health care and life insurance benefits for eligible active employees through health and welfare benefit plans. Substantially all employees working for the Company are eligible for those benefits at retirement.  The type and amount of benefit varies based on the plan in effect for a particular employee group.

The Company anticipates contributing $1,091 to its health care plan in 2020.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

The following table summarizes the assets, benefit obligations and other information related to these plans as of December 31, 2019 and 2018:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

Certain full-time employees of the Company are also eligible to participate in its ESOP benefit plan sponsored by SEI where the Company has no legal obligation for benefits under this plan.  Prior to 2010, the majority of SEI’s stock was held in the Charles A. Sammons 1987 Charitable Remainder Trust Number Two (“CRT”).  Prior to his death in 1988, Charles A Sammons, the founder of SEI, established the CRT.  The death of his widow, Elaine D. Sammons, in January 2009, initiated the process of settling the CRT.  In January 2010, the 7,664,402 shares of SEI stock held by the CRT were transferred to the ESOP as unallocated shares, which completed the settlement of the CRT.  As of December 31, 2019 the ESOP owns 100% of the outstanding stock of SEI.

Compensation expense is recognized as shares to participants are committed to be released.

The expense for 2019, 2018 and 2017 was $22,136, $24,241 and $21,325, respectively.

15.          OTHER RELATED PARTY TRANSACTIONS

The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefit and management services.  The Company was charged $34,493, $35,522 and $34,175 in 2019, 2018 and 2017, respectively, related to these contracts.

In 2013, the Company issued guaranteed investment contracts (“GICs”) to SEI for $102,000.  In 2016, the Company issued additional GICs of $100,000.  These contracts totaling $202,579 and $201,757 in 2019 and 2018, respectively, are included in liabilities for deposit type funds in the statements of admitted assets, liabilities and capital and surplus.  These contracts pay between 1.3% and 2.7% interest and mature in equal monthly installments for an additional one year period.  Each contract may be renewed for an additional one year period.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

The Company pays investment management fees to an affiliate, Guggenheim Partners Investment Management Inc. (“GPIM”).  SEI holds an indirect interest in Guggenheim.  During 2019, 2018 and 2017, the Company incurred fees of $44,239, $42,095 and $39,481, respectively, for these investment management services.  The fees are calculated based on the average fair value of invested assets under management multiplied by a contractual rate.

Guggenheim Commercial Real Estate Finance, LLC, (an indirect subsidiary of Guggenheim) provides commercial mortgage loan origination and servicing services for the Company.  The Company incurred expense of $8,109, $8,036 and $8,171 in 2019, 2018 and 2017, respectively, for these commercial mortgage services.  The fee is calculated monthly based on the outstanding principal balance of the commercial mortgage loans and real estate owned multiplied by a contractual rate.

At December 31, 2019, the Company holds an investment security issued by GPIM.  The security is reported in invested assets in the statements of admitted assets, liabilities, and capital and surplus at December 31, 2019 (3.50% interest, $52,972 par, $52,899 reported value, due 2023).  At December 31, 2018, the security was reported in invested assets in the statements of admitted assets, liabilities, and capital and surplus (3.50% interest, $53,569 par, $53,476 reported value, due 2023).

The Company holds $619,268 and $357,013 of investments in debt securities issued by affiliates which are reported in bonds in the statements of admitted assets, liabilities, and capital and surplus at December 31, 2019 and December 31, 2018, respectively.  The Company also holds $573,383 and $515,841 of limited partnership interests in affiliates which are reported in other invested assets in the statement of admitted assets, liabilities, and capital and surplus at December 31, 2019 and 2018, respectively.

The Company provided certain investment, accounting, policy administration and management services to North American.  The Company received reimbursements of $132,296, $134,271 and $115,044 in 2019, 2018 and 2017, respectively, for the costs incurred to render such services.

The Company provides certain insurance and noninsurance services to MNL Re.  The Company received reimbursements of $100 in each of 2019, 2018 and 2017 for the costs incurred to render such services.

The Company provides certain insurance and noninsurance services to Solberg Re.  The Company received reimbursements of $100 in each of 2019, 2018 and 2017 for the costs incurred to render such services.

The Company provides certain insurance and noninsurance services to Canal Re.  The Company did not receive any reimbursements in 2019 for the costs incurred to render such services.

The Company provided certain investment, accounting, payroll administration and management series to SIG for which it was reimbursed $5,527, $6,676 and $5,421 in 2019, 2018 and 2017, respectively, for costs incurred to render such services.

The Company provided certain investment, accounting, payroll administration and management series to SFN for which it was reimbursed $22,304, $26,134 and $30,915 in 2019, 2018 and 2017, respectively, for costs incurred to render such services.

The Company issued surplus notes payable to SFG.  The borrowings were $837,000 as of December 31, 2019 and 2018.  The Company paid interest to SFG in the amount of $54,350, $54,350 and $31,197 in 2019, 2018 and 2017, respectively.  See Note 12 for further discussion of these surplus notes.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

The Company is party to a reinsurance agreement with GLAC.  See Note 9 for further discussion of this transaction.

The Company is party to a coinsurance agreement with North American.  See Note 9 for further discussion on these transactions.

The Company is party to coinsurance agreements with MNL Re, Solberg Re and Canal Re.  See Note 9 for further discussion of these transactions.

16.          COMMITMENTS AND CONTINGENCIES

Limited partnership commitments

At December 31, 2019, the Company had outstanding capital commitments to limited partnerships of $374,525.

Lease commitments

The Company leases certain equipment and office space.  Rental expense on operating leases of $4,323, $4,468 and $4,553 were incurred in 2019, 2018 and 2017, respectively.  The approximate future minimum lease payments under these non-cancelable leases at December 31, 2019 are as follows:

Other contingencies

Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies.  The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements.  Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s own financial strength.

The Company has, in the normal course of business, claims and lawsuits filed against it.  In some cases the damages sought are substantially in excess of contractual policy benefits.  The Company believes these claims and lawsuits, either individually or in the aggregate, will not materially affect the Company’s financial position or results of operations.

17.          SUBSEQUENT EVENTS

The Company evaluated subsequent events through April 17, 2020, the date the financial statements were available to be issued. Subsequent to December 31, 2019, Novel Coronavirus (“COVID-19”) began spreading across the globe after originating in China. On March 11, 2020, the World Health Organization declared COVID-19 a global pandemic. COVID-19 has caused significant disruption to daily life as containment efforts have been undertaken creating economic, business and societal disruption and roiling financial markets. The Company is constantly monitoring its risk related to COVID-19 and any potential impacts to the Company. Potential impacts include:

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2019, 2018 and 2017

(Dollars in Thousands)

•      Impacts to the Company’s investment portfolio which could result in fair value changes and/or credit losses if economic conditions persist or worsen.  The Company anticipates recognizing other-than-temporary impairments for the first quarter of 2020.  In addition, the Company also anticipates a decrease in unrealized gains in its investment portfolio for the first quarter of 2020.  The Company is unable to estimate the impact at this time.

•      Spread compression on interest sensitive insurance products if there are sustained levels of the decline in interest rates.

•      Increase in death claims and/or mortality assumptions.  The Company anticipates mortality claims could be higher in 2020 as a result of COVID-19.  However, the data used to calculate the level of anticipated claims is constantly changing as new information is received from multiple sources including the US Government task force studying the potential national impacts.

•      Changes in policyholder behavior and/or assumptions.

•      Operational impacts could occur as a result of impacted employees, vendors and the business environment though no significant impacts have been observed through April 17, 2020.

•      Sales of new products could also be impacted as a result of significant reductions in travel and face-to-face interactions with potential customers though no significant impacts have been observed through April 17, 2020.

Impacts related to policyholder behavior, operational impacts and sales are not quantifiable at this time.

Additionally, on March 16, 2020, the Company executed two separate borrowings totaling an additional $800 million from the FHLB in order to provide additional liquidity if financial markets experience disruption or dislocation as the COVID-19 situation evolves.  The borrowings mature in March 2022 and March 2023 and carry an interest rate of 1.05% and 1.18%, respectively.

Midland National Life
Insurance Company
Separate Account C
Financial Statements
December 31, 2019 and 2018

Midland National Life Insurance Company
Separate Account C
Index

	Page(s)
Report of Independent Registered Public Accounting Firm	1-8
Financial Statements
Statements of Net Assets	9	–15
Statements of Operations	16	–22
Statements of Changes in Net Assets	23	–36
Notes to Financial Statements	37	–90

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Midland National Life Insurance Company and the Policyowners of Midland
National Life Insurance Company Separate Account C

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Midland
National Life Insurance Company Separate Account C (hereafter collectively referred to as the
“Subaccount”) indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Subaccounts as of December 31,
2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United
States of America.

Fidelity Variable Insurance Products-	American Century Variable Portfolios, Inc. - Large
Government Money Market Portfolio (1)	Company Value Fund (1)
Fidelity Variable Insurance Products- High	American Century Variable Portfolios, Inc. - Mid
Income Portfolio (1)	Cap Value Fund (1)
Fidelity Variable Insurance Products- Equity-	American Century Variable Portfolios, Inc. - Ultra
Income Portfolio (1)	Fund (1)
Fidelity Variable Insurance Products- Growth	MFS Variable Insurance Trust. - Research Series
Portfolio (1)	(1)
Fidelity Variable Insurance Products- Overseas	MFS Variable Insurance Trust. - Growth Series (1)
Portfolio (1)
Fidelity Variable Insurance Products- Mid Cap	MFS Variable Insurance Trust. - Investors Trust
Portfolio (1)	Series (1)
Fidelity Variable Insurance Products- Asset	MFS Variable Insurance Trust. - New Discovery
Manager Portfolio (1)	Series (1)
Fidelity Variable Insurance Products- Investment	MFS Variable Insurance Trust. - Corporate Bond
Grade Bond Portfolio (1)	Portfolio (1)
Fidelity Variable Insurance Products- Index 500	MFS Variable Insurance Trust. - Emerging
Portfolio (1)	Markets Equity Portfolio (1)
Fidelity Variable Insurance Products- Contrafund	MFS Variable Insurance Trust. - Technology
Portfolio (1)	Portfolio (1)
Fidelity Variable Insurance Products- Asset	MFS Variable Insurance Trust. - Global Tactical
Manager: Growth Portfolio (1)	Allocation Portfolio (1)
Fidelity Variable Insurance Products- Balanced	MFS Variable Insurance Trust. - International
Portfolio (1)	Intrinsic Value Portfolio (1)
Fidelity Variable Insurance Products- Growth &	MFS Variable Insurance Trust. - Utilities Series
Income Portfolio (1)	Portfolio (1)
Fidelity Variable Insurance Products- Growth	MFS Variable Insurance Trust. - Blended
Opportunities Portfolio (1)	Research Core Equity Portfolio (1)
Fidelity Variable Insurance Products- Value	MFS Variable Insurance Trust. - Global Real
Strategies Portfolio (1)	Estate Portfolio (7)

PricewaterhouseCoopers LLP, 699 Walnut Street Suite 1300, Des Moines, IA 50309
T: (515) 246 3800, F: (515) 246 3811, www.pwc.com/us

Fidelity Variable Insurance Products- Strategic	Lord Abbett Series Fund, Inc. - Growth & Income
Income Portfolio (1)	Portfolio (1)
Fidelity Variable Insurance Products- Emerging	Lord Abbett Series Fund, Inc. - Mid-Cap Stock
Markets Portfolio (1)	Portfolio (1)
Fidelity Variable Insurance Products- Real Estate	Lord Abbett Series Fund, Inc. - International
Portfolio (1)	Opportunities Portfolio (6)
Fidelity Variable Insurance Products- Funds	Lord Abbett Series Fund, Inc. - Bond-Debenture
Manager 50% Portfolio (1)	Portfolio (1)
Fidelity Variable Insurance Products- Funds	Lord Abbett Series Fund, Inc. - Fundamental
Manager 70% Portfolio (1)	Equity Portfolio (1)
Fidelity Variable Insurance Products- Funds	Lord Abbett Series Fund, Inc. - Developing
Manager 85% Portfolio (1)	Growth Portfolio (1)
Fidelity Variable Insurance Products-	Lord Abbett Series Fund, Inc. - Short Duration
Government Money Market Portfolio Service	Income Portfolio (1)
Class 2 (1)
American Century Variable Portfolios, Inc. -	Alger Fund – LargeCap Growth Portfolio (1)
Balanced Fund (1)
American Century Variable Portfolios, Inc. -	Alger Fund – MidCap Growth Portfolio (1)
Capital Appreciation Fund (1)
American Century Variable Portfolios, Inc. -	Alger Fund – Capital Appreciation Portfolio (1)
International Fund (1)
American Century Variable Portfolios, Inc. - Value	Alger Fund – SmallCap Growth Portfolio (1)
Fund (1)
American Century Variable Portfolios, Inc. -	Alger Fund – Capital Appreciation Portfolio Class
Income & Growth Fund (1)	S (1)
American Century Variable Portfolios, Inc. -	Calvert Variable Series, Inc. – Mid Cap Growth
Inflation Protection Fund (1)	Portfolio (1)
Calvert Variable Series, Inc. – S&P 500 Index	ProFunds VP- Asia 30 (1)
Portfolio (1)
Calvert Variable Series, Inc. – SRI Balanced	ProFunds VP- Banks (1)
Portfolio (1)
Invesco Variable Insurance Funds- Technology	ProFunds VP- Basic Materials (1)
Fund (1)
Invesco Variable Insurance Funds- Managed	ProFunds VP- Bear (1)
Volatility Fund (1)
Invesco Variable Insurance Funds- Diversified	ProFunds VP- Biotechnology (1)
Dividend Fund (1)
Invesco Variable Insurance Funds- Health Care	ProFunds VP- Bull (1)
Fund (1)
Invesco Variable Insurance Funds- Global Real	ProFunds VP- Consumer Goods (1)
Estate Fund (1)
Invesco Variable Insurance Funds- International	ProFunds VP- Consumer Services (1)
Growth Fund (1)
Invesco Variable Insurance Funds- Mid Cap Core	ProFunds VP- Dow 30 (1)
Equity Fund (1)
J.P. Morgan Series Trust II- Core Bond Portfolio	ProFunds VP- Emerging Markets (1)
(1)

2

J.P. Morgan Series Trust II- Small Cap Core	ProFunds VP- Europe 30 (1)
Portfolio (1)
Rydex Variable Trust-Nova Fund (1)	ProFunds VP- Falling U.S. Dollar (1)
Rydex Variable Trust- NASDAQ-100 Fund (1)	ProFunds VP- Financials (1)
Rydex Variable Trust- U.S. Government Money	ProFunds VP- Health Care (1)
Market Fund (1)
Rydex Variable Trust- Inverse S&P 500 Strategy	ProFunds VP- Industrials (1)
Fund (1)
Rydex Variable Trust- Inverse NASDAQ-100	ProFunds VP- International (1)
Strategy Fund (1)
Rydex Variable Trust- Inverse Government Long	ProFunds VP- Internet (1)
Bond Strategy Fund (1)
Rydex Variable Trust- Government Long Bond	ProFunds VP- Japan (1)
1.2x Strategy (1)
Rydex Variable Trust- NASDAQ-100 2x Strategy	ProFunds VP- Large-Cap Growth (1)
Fund (1)
Rydex Variable Trust- Inverse Dow 2x Strategy	ProFunds VP- Large-Cap Value (1)
Fund (1)
Rydex Variable Insurance Funds- Biotechnology	ProFunds VP- Large- Mid-Cap (1)
Fund (1)
Rydex Variable Insurance Funds- S&P 500 Pure	ProFunds VP- Large- Mid-Cap Growth (1)
Growth Fund (1)
Rydex Variable Insurance Funds- S&P MidCap	ProFunds VP- Large- Mid-Cap Value (1)
400 Pure Growth Fund (1)
Guggenheim Variable Insurance Funds - Long	ProFunds VP- Large- Government Money Market
Short Equity Fund (1)	(1)
Guggenheim Variable Insurance Funds - Multi-	ProFunds VP- Oil & Gas (1)
Hedge Strategies Fund (1)
Guggenheim Variable Insurance Funds - Global	ProFunds VP- NASDAQ-100 (1)
Managed Futures Strategy Fund (1)
Guggenheim Variable Insurance Funds - Small	ProFunds VP- Pharmaceuticals (1)
Cap Value Fund (1)
ProFunds VP- Access VP High Yield Fund (1)	ProFunds VP- Precious Metals (1)
ProFunds VP- Rising Rates Opportunity (1)	Janus Henderson Series- Research Portfolio (1)
ProFunds VP- Real Estate (1)	Janus Henderson Series- Enterprise Services
Portfolio (1)
ProFunds VP- Semiconductor (1)	Janus Henderson Series- Global Research
Portfolio (1)
ProFunds VP- Short Dow 30 (1)	Janus Henderson Series- Mid Cap Value Portfolio
(1)
ProFunds VP- Short Emerging Markets (1)	Janus Henderson Series- Balanced Portfolio (1)
ProFunds VP- Short International (1)	Janus Henderson Series- Flexible Bond Portfolio
(1)
ProFunds VP- Short Mid-Cap (1)	Janus Henderson Series- GI Unconstrained Bond
Portfolio (3)
ProFunds VP- Short NASDAQ-100 (1)	PIMCO Variable Insurance Trust- Total Return
Portfolio (1)

3

ProFunds VP- Short Small-Cap (1)	PIMCO Variable Insurance Trust- Low Duration
Portfolio (1)
ProFunds VP- Small-Cap (1)	PIMCO Variable Insurance Trust- High Yield
Portfolio (1)
ProFunds VP- Small-Cap Growth (1)	PIMCO Variable Insurance Trust- Real Return
Portfolio (1)
ProFunds VP- Small-Cap Value (1)	PIMCO Variable Insurance Trust- All Asset
Portfolio (1)
ProFunds VP- Technology (1)	PIMCO Variable Insurance Trust- Global
Managed Asset Allocation Portfolio (1)
ProFunds VP- Telecommunications (1)	PIMCO Variable Insurance Trust- Short-Term
Portfolio (1)
ProFunds VP- U.S. Government Plus (1)	PIMCO Variable Insurance Trust- Emerging
Markets Bond Portfolio (1)
ProFunds VP- UltraBull (1)	PIMCO Variable Insurance Trust- Global Bond
Opportunities Portfolio (1)
ProFunds VP- UltraMid-Cap (1)	PIMCO Variable Insurance Trust- Commodity
Real Return Strategy Portfolio (1)
ProFunds VP- UltraNASDAQ-100 (1)	PIMCO Variable Insurance Trust- International
Bond (USD-Hedged) Portfolio (1)
ProFunds VP- UltraShort Dow 30 (1)	PIMCO Variable Insurance Trust- Income Advisor
Portfolio (1)
ProFunds VP- UltraShort NASDAQ-100 (1)	Goldman Sachs Variable Insurance Trust- Small
Cap Equity Insights Fund (1)
ProFunds VP- UltraSmall-Cap (1)	Goldman Sachs Variable Insurance Trust- Large
Cap Value Fund (1)
ProFunds VP- Utilities (1)	Goldman Sachs Variable Insurance Trust- Mid
Cap Value Fund (1)
VanEck Worldwide Insurance Trust- Global Hard	Neuberger Berman Advisors Management Trust -
Assets Fund (1)	Mid-Cap Growth Portfolio (1)
VanEck Worldwide Insurance Trust- Emerging	Neuberger Berman Advisors Management Trust -
Markets Fund (1)	Mid-Cap Growth Portfolio (1)
VanEck Worldwide Insurance Trust-	BNY Mellon Variable Investment Fund-
Unconstrained Emerging Markets Bond Fund (1)	Appreciation Portfolio (1)
Janus Henderson Series- Global Technology	BNY Mellon Variable Investment Fund-
Portfolio (1)	International Value Portfolio (1)
Janus Henderson Series- Overseas Portfolio (1)	BNY Mellon Variable Investment Fund-
Sustainable U.S. Equity Portfolio (1)
Invesco Van Kampen Variable Insurance Fund -	Columbia Variable Portfolio - US Government
Growth and Income Portfolio (1)	Mortgage Portfolio (1)
Invesco Van Kampen Variable Insurance Fund -	DWS Variable Insurance Portfolios-Equity 500
Value Opportunities Fund (1)	Index Portfolio (1)
Invesco Van Kampen Variable Insurance Fund -	DWS Variable Insurance Portfolios- Small Cap
American Value Fund (1)	Index Portfolio (1)
Morgan Stanley Variable Institutional Funds-	DWS Variable Insurance Portfolios- Alternative
Emerging Markets Debt Portfolio (1)	Asset Allocation Portfolio (1)
Morgan Stanley Variable Institutional Funds-	DWS Variable Insurance Portfolios- Global Small
Emerging Markets Equity Portfolio (1)	Cap Portfolio (1)

4

Morgan Stanley Variable Institutional Funds-	DWS Variable Insurance Portfolios- Small Mid
Discovery Portfolio (1)	Cap Value Portfolio (1)
Morgan Stanley Variable Institutional Funds- U.S.	DWS Variable Insurance Portfolios- CROCI US
Real Estate Portfolio (1)	Portfolio (1)
Northern Lights Variable Trust- Power Income	Eaton Vance Variable Trust - Floating Rate
Fund (1)	Income Portfolio (1)
Northern Lights Variable Trust- Power Dividend	Delaware Variable Insurance Portfolios-Total
Index Fund (1)	Return Portfolio (1)
AB Variable Products Series-Real Estate	Delaware Variable Insurance Portfolios-
Investment Portfolio (4)	International Portfolio (1)
AB Variable Products Series- Dynamic Asset	Delaware Variable Insurance Portfolios-
Allocation Portfolio (1)	Opportunity Portfolio (1)
AB Variable Products Series- Small Cap Growth	Delaware Variable Insurance Portfolios- Covered
Portfolio (1)	Call Strategy Portfolio (1)
AB Variable Products Series- Small Mid Cap Value	Franklin Templeton Variable Insurance Products
Portfolio (1)	Trust- Mutual Shares Fund (1)
BlackRock Variable Series Fund, Inc- Basic Value	Franklin Templeton Variable Insurance Products
Fund (1)	Trust- Income Fund (1)
BlackRock Variable Series Fund, Inc- Capital	Franklin Templeton Variable Insurance Products
Appreciation Fund (1)	Trust-Global Bond Fund (1)
BlackRock Variable Series Fund, Inc- Advantage	Franklin Templeton Variable Insurance Products
Large Cap Core Fund (1)	Trust-Foreign Fund (1)
BlackRock Variable Series Fund, Inc- Global	Franklin Templeton Variable Insurance Products
Allocation Fund (1)	Trust- Developing Markets Fund (1)
BlackRock Variable Series Fund, Inc- Advantage	Franklin Templeton Variable Insurance Products
Large Cap Core Fund (1)	Trust-Mutual Global Discovery Fund (1)
BlackRock Variable Series Fund, Inc- Large Cap	Franklin Templeton Variable Insurance Products
Focus Growth Fund (1)	Trust-Rising Dividends Fund (1)
BlackRock Variable Series Fund, Inc- 60/40	Ivy Variable Insurance Portfolios- Asset Strategy
Target Allocation ETF Fund (1)	Portfolio (1)
BlackRock Variable Series Fund, Inc- Total	Ivy Variable Insurance Portfolios-Balanced
Return Portfolio (1)	Portfolio (1)
BlackRock Variable Series Fund, Inc- S&P 500	Ivy Variable Insurance Portfolios-Global Equity
Portfolio (1)	Income Portfolio (1)
BlackRock Variable Series Fund, Inc- iShares	Ivy Variable Insurance Portfolios-Energy Portfolio
Alternative Strategies Fund (2)	(1)
BlackRock Variable Series Fund, Inc- iShares	Ivy Variable Insurance Portfolios- Global Bond
Dynamic Fixed Income Fund (2)	Portfolio (1)
BlackRock Variable Series Fund, Inc- iShares	Ivy Variable Insurance Portfolios-Natural
Equity Appreciation Fund (2)	Resources Portfolio (1)
Columbia Variable Portfolio - Contrarian Core 2	Ivy Variable Insurance Portfolios-Growth
Portfolio (1)	Portfolio (1)
Columbia Variable Portfolio - Dividend	Ivy Variable Insurance Portfolios-High Income
Opportunity Portfolio (1)	Portfolio (1)
Columbia Variable Portfolio - Emerging Markets	Ivy Variable Insurance Portfolios- International
Bond Portfolio (1)	Core Equity Portfolio (1)
Columbia Variable Portfolio - High Yield Portfoli0	American Funds IS-Blue Chip Income and Growth
(1)	Fund (1)

5

Columbia Variable Portfolio - Select Large-Cap	American Funds IS-Ultra-Short Bond Fund (1)
Value Portfolio (1)
Columbia Variable Portfolio - Seligman Global	American Funds IS-Capital Income Builder Fund
Tech Portfolio (1)	(1)
Ivy Variable Insurance Portfolios-Global Growth	American Funds IS-Global Growth Fund (1)
Portfolio (1)
Ivy Variable Insurance Portfolios-Mid Cap Growth	American Funds IS-Global Growth and Income
Portfolio (1)	Fund (1)
Ivy Variable Insurance Portfolios-Science and	American Funds IS-Global Small Capitalization
Technology Portfolio (1)	Fund (1)
Ivy Variable Insurance Portfolios-Small Cap	American Funds IS-Growth Fund (1)
Growth Portfolio (1)
Ivy Variable Insurance Portfolios-Small Cap Core	American Funds IS-Growth-Income Fund (1)
Portfolio (1)
Lazard Retirement Series, Inc.- International	American Funds IS-International Fund (1)
Equity Portfolio (1)
Lazard Retirement Series, Inc.-Global Dynamic	American Funds IS-International Growth and
Multi Asset Portfolio (1)	Income Fund (1)
Legg Mason Partners Variable Equity Trust-	American Funds IS-New World Fund (1)
Western Asset Variable Global High Yield Bond
Portfolio (1)
Legg Mason Partners Variable Equity Trust-	American Funds IS-U.S. Government/AAA-Rated
ClearBridge Variable Mid Cap Portfolio (1)	Securities Fund (1)
Legg Mason Partners Variable Equity Trust-	Invesco Oppenheimer- Total Return Bond Fund
ClearBridge Variable Dividend Strategy Portfolio	(1)
(1)
Legg Mason Partners Variable Equity Trust-	Invesco Oppenheimer-Discovery Mid Cap Growth
ClearBridge Variable Small Cap Growth Portfolio	Fund (1)
(1)
Legg Mason Partners Variable Equity Trust-	Invesco Oppenheimer-Global Multi-Alternatives
ClearBridge Variable Aggressive Growth Portfolio	Fund (5)
(1)
Legg Mason Partners Variable Equity Trust-	Invesco Oppenheimer-Global Fund (1)
Western Asset Variable Core Bond Plus Portfolio
(1)
Legg Mason Partners Variable Equity Trust-	Invesco Oppenheimer-International Growth Fund
ClearBridge Variable Large Cap Growth Portfolio	(1)
(1)
QS Legg Mason Partners Variable Income Trust-	Invesco Oppenheimer-Main Street Fund (1)
Dynamic Multi Strategy Portfolio (1)
Pioneer Variable Contracts Trust-Fund Portfolio	Invesco Oppenheimer- Main Street Small Cap
(1)	Fund (1)
Pioneer Variable Contracts Trust-Bond Portfolio	T. Rowe Price- Blue Chip Growth Portfolio (1)
(1)
Pioneer Variable Contracts Trust- Strategic	T. Rowe Price- Health Sciences Portfolio (1)
Income Portfolio (1)
Pioneer Variable Contracts Trust-Equity Income	John Hancock Variable Insurance Trust-
Portfolio (1)	Financial Industries Portfolio (8)

6

Pioneer Variable Contracts Trust-High Yield	John Hancock Variable Insurance Trust-
Portfolio (1)	Fundamental All Cap Core Portfolio (8)
Prudential Series Funds-Jennison 20/20 Focus	John Hancock Variable Insurance Trust- Select
Portfolio (1)	Bond Portfolio (8)
Prudential Series Funds-Natural Resources	John Hancock Variable Insurance Trust- Strategic
Portfolio (1)	Income Opportunities Portfolio (8)
Prudential Series Funds-SP Prudential US	Federated- High Income Bond Portfolio (7)
Emerging Growth Portfolio (1)
Royce Capital Fund- Micro-Cap Portfolio (1)	Federated- Kaufmann Portfolio (7)
Royce Capital Fund-Small Cap Portfolio (1)	Federated- Managed Volatility Portfolio (7)
Alps Fund- Alerian Energy Infrastructure
Portfolio (1)
Alps Fund-Red Rocks Listed Private Equity
Portfolio (1)
American Funds IS- Asset Allocation Fund (1)

(1) Statements of operations for the year ended December 31, 2019, and statements of changes in net assets for the years ended December 31, 2019 and 2018.
(2) Statement of changes in net assets for the year ended December 31, 2018.
(3) Statement of operations for the period January 1, 2019 through March 1, 2019 (date of liquidation), and statement of changes in net assets for the period January 1, 2019 through March 1, 2019 and the year ended December 31, 2018.
(4) Statement of operations for the period January 1, 2019 through April 18, 2019 (date of liquidation), and statement of changes in net assets for the period January 1, 2019 through April 18, 2019 and the year ended December 31, 2018.
(5) Statement of operations for the period January 1, 2019 through April 29, 2019 (date of liquidation), and statement of changes in net assets for the period January 1, 2019 through April 29, 2019 and the year ended December 31, 2018.
(6) Statement of operations for the period January 1, 2019 through July 31, 2019 (date of liquidation), and statement of changes in net assets for the period January 1, 2019 through July 31, 2019 and the year ended December 31, 2018.
(7) Statements of net assets and statements of operations for the year ended December 31, 2019, and statements of changes in net assets for the period May 1, 2019 (date of introduction) through
December 31, 2019.
(8) Statements of net assets and statements of operations for the year ended December 31, 2019, and statements of changes in net assets for the year ended December 31, 2019 and the period May 1, 2018
(date of introduction) through December 31, 2018.

Basis for Opinions

These financial statements are the responsibility of Midland National Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the
Subaccounts based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

7

We conducted our audits of these financial statements in accordance with the standards of the PCAOB.
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

April 24, 2020

We have served as the auditor of one or more of the Subaccounts in Midland National Life Insurance
Company Separate Account C since 1993.

8

Midland National Life Insurance Company
Separate Account C
Financial Statements
December 31, 2019 and 2018

Midland National Life Insurance Company
Separate Account C
Index
----------------------------------------------------------------------------------------------------------------------

                                                                                                               Page(s)

Report of Independent Registered Public Accounting Firm............................................................1-8

Financial Statements

Statements of Net Assets..........................................................................................9-15

Statements of Operations.........................................................................................16-22

Statements of Changes in Net Assets..............................................................................23-36

Notes to Financial Statements....................................................................................37-90

                         Midland National Life Insurance Company
                                    Separate Account C
                                 Statements of Net Assets
                                    December 31, 2019
------------------------------------------------------------------------------------------

Assets:
    Investments in portfolio shares, at fair value (Note 1):          Shares               Cost             Net Assets
                                                                 -----------------   -----------------   -----------------
      Fidelity Variable Insurance Products
         Government Money Market Portfolio                              6,389,717         $ 6,389,717         $ 6,389,717
         High Income Portfolio                                          2,304,982          12,140,525          12,059,687
         Equity-Income Portfolio                                          306,238           6,583,247           7,166,866
         Growth Portfolio                                                  98,132           6,086,384           7,729,119
         Overseas Portfolio                                               286,361           5,587,517           6,565,374
         Mid Cap Portfolio                                                478,510          15,397,480          15,243,046
         Asset Manager Portfolio                                           78,681           1,179,364           1,184,709
         Investment Grade Bond Portfolio                                  263,971           3,361,905           3,418,470
         Index 500 Portfolio                                               67,839          15,180,750          21,551,004
         Contrafund Portfolio                                             933,083          30,452,551          33,859,564
         Asset Manager: Growth Portfolio                                   41,733             714,285             798,018
         Balanced Portfolio                                               155,763           2,646,311           2,994,631
         Growth & Income Portfolio                                         75,786           1,537,918           1,666,471
         Growth Opportunities Portfolio                                   101,299           4,125,738           4,894,768
         Value Strategies Portfolio                                       313,631           4,147,582           4,212,064
         Strategic Income Portfolio                                     1,048,539          11,894,800          11,890,430
         Emerging Markets Portfolio                                       321,958           3,571,867           4,085,653
         Real Estate Portfolio                                            987,555          18,622,499          19,207,943
         Funds Manager 50% Portfolio                                      452,294           5,467,507           5,531,550
         Funds Manager 70% Portfolio                                      261,214           3,166,516           3,215,544
         Funds Manager 85% Portfolio                                       78,466             935,271             957,280
         Government Money Market Portfolio Service Class 2              3,782,351           3,782,351           3,782,351
      American Century Variable
       Portfolios, Inc.
         Balanced Fund                                                    199,350           1,470,693           1,630,677
         Capital Appreciation Fund                                        146,415           2,192,357           2,336,783
         International Fund                                               318,085           3,359,483           3,652,645
         Value Fund                                                     5,437,767          55,036,870          63,837,412
         Income & Growth Fund                                             178,219           1,713,377           1,786,997
         Inflation Protection Fund                                        533,176           5,395,610           5,470,382
         Large Company Value Fund                                          35,143             538,181             581,962
         Mid Cap Value Fund                                             1,400,505          27,954,324          28,990,438
         Ultra Fund                                                       236,676           4,405,330           4,847,138
      MFS Variable Insurance Trust
         Research Series                                                   17,845             497,666             524,343
         Growth Series                                                     39,135           1,890,969           2,277,555
         Investors Trust Series                                             9,451             274,373             312,969
         New Discovery Series                                             313,201           5,724,021           5,768,564
         Corporate Bond Portfolio                                         339,300           3,891,923           3,996,954
         Emerging Markets Equity Portfolio                                236,301           3,792,568           3,967,495
         Technology Portfolio                                             227,845           4,192,148           4,536,402
         Global Tactical Allocation Portfolio                              87,522           1,353,321           1,362,722
         International Intrinsic Value Portfolio                          504,873          12,891,984          14,878,599
         Utilities Series Portfolio                                       318,924           9,382,777          11,022,016
         Blended Research Core Equity Portfolio                            34,684           1,757,138           1,822,295
         Global Real Estate Portfolio                                      18,167             331,612             337,178

        The accompanying notes are an integral part of these financial statements

                                            9

                         Midland National Life Insurance Company
                                    Separate Account C
                                 Statements of Net Assets
                                    December 31, 2019
------------------------------------------------------------------------------------------

Assets:
    Investments in portfolio shares, at fair value (Note 1):          Shares               Cost             Net Assets
                                                                 -----------------   -----------------   -----------------
      Lord Abbett Series Fund, Inc.
         Growth & Income Portfolio                                         47,799           1,621,608           1,652,412
         Mid-Cap Stock Portfolio                                           87,096           2,045,478           2,067,659
         International Opportunities Portfolio                                  -                   -                   -
         Bond-Debenture Portfolio                                       1,905,017          23,107,290          23,012,603
         Fundamental Equity Portfolio                                     106,259           1,810,967           1,757,521
         Developing Growth Portfolio                                       98,787           3,132,989           2,951,762
         Short Duration Income Portfolio                                1,368,462          19,716,715          19,527,957
      Alger Fund
         LargeCap Growth Portfolio                                         87,487           5,161,226           5,626,299
         MidCap Growth Portfolio                                          193,974           4,313,985           4,401,275
         Capital Appreciation Portfolio                                    43,485           3,356,582           3,519,221
         SmallCap Growth Portfolio                                         25,273             589,032             725,070
         Capital Appreciation Portfolio Class S                           563,510          40,424,826          42,742,263
      Calvert Variable Series, Inc.
         Mid Cap Growth Portfolio                                          84,092           2,683,493           2,765,780
         S&P 500 Index Portfolio                                            9,773           1,282,174           1,444,394
         SRI Balanced Portfolio                                           421,437             944,759             969,305
      Invesco Variable Insurance Funds
         Technology Fund                                                   44,004           1,046,208           1,198,233
         Managed Volatility Fund                                           71,396             847,720             886,021
         Diversified Dividend Fund                                         29,550             784,602             804,640
         Health Care Fund                                                  56,070           1,509,232           1,694,997
         Global Real Estate Fund                                           15,259             253,737             271,311
         International Growth Fund                                          8,156             301,146             313,835
         Mid Cap Core Equity Fund                                          24,869             302,771             295,438
      J.P. Morgan Series Trust II
         Core Bond Portfolio                                              184,965           2,023,331           2,079,002
         Small Cap Core Portfolio                                          94,933           2,087,617           2,187,263
      Rydex Variable Trust
         Nova Fund                                                          6,244             600,558             847,228
         NASDAQ-100 Fund                                                   27,443           1,096,857           1,340,877
         U.S. Government Money Market Fund                                124,031             124,032             124,031
         Inverse S&P 500 Strategy Fund                                        753              87,776              41,658
         Inverse NASDAQ-100 Strategy Fund                                     868              92,774              35,787
         Inverse Government Long Bond Strategy Fund                           131              12,584              11,198
         Government Long Bond 1.2x Strategy                                 3,651             127,800             124,669
         NASDAQ-100 2x Strategy Fund                                            -                   -                   -
         Inverse Dow 2x Strategy Fund                                           -                   -                   -
      Rydex Variable Insurance Funds
         Biotechnology Fund                                                63,882           5,093,085           6,058,557
         S&P 500 Pure Growth Fund                                          78,740           4,059,548           4,290,516
         S&P MidCap 400 Pure Growth Fund                                   43,832           1,638,317           1,585,408
      Guggenheim Variable Insurance Funds
         Long Short Equity Fund                                            59,629             876,268             825,276
         Multi-Hedge Strategies Fund                                       82,996           1,991,947           2,005,173
         Global Managed Futures Strategy Fund                              22,082             382,480             367,226
         Small Cap Value Fund                                              66,386           2,916,187           2,747,725

        The accompanying notes are an integral part of these financial statements

                                            10

                         Midland National Life Insurance Company
                                    Separate Account C
                                 Statements of Net Assets
                                    December 31, 2019
------------------------------------------------------------------------------------------

Assets:
    Investments in portfolio shares, at fair value (Note 1):          Shares               Cost             Net Assets
                                                                 -----------------   -----------------   -----------------
      ProFunds VP
         Access VP High Yield Fund                                          5,060             143,736             145,287
         Asia 30                                                            1,124              62,460              69,847
         Banks                                                              1,823              34,552              52,386
         Basic Materials                                                      386              23,204              24,969
         Bear                                                               2,060              78,661              54,539
         Biotechnology                                                      4,191             297,323             319,069
         Bull                                                              24,703           1,198,121           1,324,552
         Consumer Goods                                                     2,998             157,148             144,514
         Consumer Services                                                  1,387             100,609             115,044
         Dow 30                                                             4,972             144,235             140,000
         Emerging Markets                                                   2,096              54,559              60,942
         Europe 30                                                          2,778              64,644              65,288
         Falling U.S. Dollar                                                1,629              34,941              28,678
         Financials                                                         1,586              66,075              73,035
         Health Care                                                        4,145             300,961             310,528
         Industrials                                                        2,368             171,851             187,693
         International                                                      2,309              48,473              45,390
         Internet                                                           6,220             261,152             268,072
         Japan                                                                706              35,037              38,851
         Large-Cap Growth                                                  13,499             885,470             868,675
         Large-Cap Value                                                   11,979             535,260             570,190
         Mid-Cap                                                          124,639           2,967,002           2,977,627
         Mid-Cap Growth                                                     6,905             298,400             297,810
         Mid-Cap Value                                                      2,364              97,938              99,634
         Government Money Market                                        2,912,327           2,912,327           2,912,327
         Oil & Gas                                                          9,484             328,281             283,197
         NASDAQ-100                                                        13,262             581,623             685,380
         Pharmaceuticals                                                    2,438              89,188              83,608
         Precious Metals                                                   29,107             555,244             725,931
         Real Estate                                                        3,848             231,459             250,321
         Rising Rates Opportunity                                             945              49,722              36,098
         Semiconductor                                                      1,861             103,744             112,770
         Short Dow 30                                                          81               3,576               2,821
         Short Emerging Markets                                                 -                   -                   -
         Short International                                                  216               8,500               7,613
         Short Mid-Cap                                                        108               4,093               3,007
         Short NASDAQ-100                                                       8                 470                 243
         Short Small-Cap                                                      560               7,544               5,715
         Small-Cap                                                          8,029             267,656             284,232
         Small-Cap Growth                                                   6,170             219,747             221,210
         Small-Cap Value                                                    1,998              97,968              97,219
         Technology                                                         5,652             244,319             321,408
         Telecommunications                                                   159               5,533               5,006
         U.S. Government Plus                                               5,417             137,261             147,073
         UltraBull                                                         36,629             477,968             593,749
         UltraMid-Cap                                                       6,710             410,407             412,736
         UltraNASDAQ-100                                                    3,815             378,392             466,110
         UltraShort Dow 30                                                     64               8,257               1,890
         UltraShort NASDAQ-100                                                116              22,047               2,212
         UltraSmall-Cap                                                     5,902             127,983             139,999
         Utilities                                                          1,728              81,990              87,157

        The accompanying notes are an integral part of these financial statements

                                            11

                         Midland National Life Insurance Company
                                    Separate Account C
                                 Statements of Net Assets
                                    December 31, 2019
------------------------------------------------------------------------------------------

Assets:
    Investments in portfolio shares, at fair value (Note 1):          Shares               Cost             Net Assets
                                                                 -----------------   -----------------   -----------------
      VanEck Worldwide Insurance Trust
         Global Hard Assets Fund                                          300,404           6,907,809           5,651,543
         Emerging Markets Fund                                            107,172           1,387,057           1,622,587
         Unconstrained Emerging Markets Bond Fund                          53,027             428,927             461,861
      Janus Henderson Series
         Global Technology Portfolio                                      372,937           4,749,377           5,605,246
         Overseas Portfolio                                                15,307             426,410             488,302
         Research Portfolio                                                13,524             438,749             536,101
         Enterprise Services Portfolio                                    311,095          21,168,915          24,865,839
         Global Research Portfolio                                         17,537             849,998             969,267
         Mid Cap Value Portfolio                                          215,725           3,402,392           3,477,494
         Balanced Portfolio                                               990,964          36,487,853          41,323,181
         Flexible Bond Portfolio                                          538,454           6,788,873           6,994,524
         GI Unconstrained Bond Portfolio                                        -                   -                   -
      PIMCO Variable Insurance Trust
         Total Return Portfolio                                         4,542,321          49,168,032          50,056,375
         Low Duration Portfolio                                         2,479,387          25,276,469          25,289,738
         High Yield Portfolio                                           1,494,170          11,585,158          11,878,657
         Real Return Portfolio                                          1,702,616          21,319,760          21,521,058
         All Asset Portfolio                                              398,372           4,072,194           4,350,224
         Global Managed Asset Allocation Portfolio                         45,252             540,388             569,726
         Short-Term Portfolio                                           4,340,681          44,852,382          44,795,827
         Emerging Markets Bond Portfolio                                  150,687           1,914,014           1,987,562
         Global Bond Opportunities Portfolio                               30,990             358,568             351,738
         Commodity Real Return Strategy Portfolio                         808,045           6,213,435           5,244,209
         International Bond (USD-Hedged) Portfolio                        178,182           1,960,243           2,017,025
         Dynamic Bond Adv Portfolio                                       247,825           2,567,870           2,574,903
         Income Advisor Portfolio                                       3,133,240          33,272,985          34,058,314
      Goldman Sachs Variable Insurance Trust
         Small Cap Equity Insights Fund                                   128,540           1,658,704           1,622,180
         Large Cap Value Fund                                              26,691             238,240             245,289
         Mid Cap Value Fund                                               200,786           3,138,290           3,256,746
      Neuberger Berman Advisors Management Trust
         Mid-Cap Growth Portfolio                                          36,544             972,412             991,797
         AMT Mid Cap Intrinsic Value Portfolio                             21,685             378,684             347,181
      BNY Mellon Variable Investment Fund
         Appreciation Portfolio                                             8,451             327,149             357,379
         International Value Portfolio                                      1,043              11,507              12,552
         Sustainable U.S. Equity Portfolio                                  1,422              51,937              55,040
      Invesco Van Kampen Variable Insurance Fund
         Growth and Income Portfolio                                       31,013             601,942             591,115
         Value Opportunities Fund                                           4,626              29,013              25,814
         American Value Fund                                               10,015             164,285             157,644

        The accompanying notes are an integral part of these financial statements

                                            12

                         Midland National Life Insurance Company
                                    Separate Account C
                                 Statements of Net Assets
                                    December 31, 2019
------------------------------------------------------------------------------------------

Assets:
    Investments in portfolio shares, at fair value (Note 1):          Shares               Cost             Net Assets
                                                                 -----------------   -----------------   -----------------
      Morgan Stanley Variable Institutional Funds
         Emerging Markets Debt Portfolio                                    8,342              65,363              63,483
         Emerging Markets Equity Portfolio                                 13,150             196,485             209,484
         Discovery Portfolio                                                6,552              80,229              82,756
         U.S. Real Estate Portfolio                                         5,568             115,114             121,382
      Northern Lights Variable Trust
         Power Income Fund                                                 83,159             815,403             819,116
         Power Dividend Index Fund                                        552,017           8,397,790           8,225,059
      AB Variable Products Series
         Real Estate Investment Portfolio                                       -                   -                   -
         Dynamic Asset Allocation Portfolio                               227,501           2,872,056           3,039,410
         Small Cap Growth Portfolio                                         3,877              66,335              68,815
         Small Mid Cap Value Portfolio                                    166,881           3,219,302           2,957,126
      BlackRock Variable Series Fund, Inc.
         Basic Value Fund                                                 246,001           3,528,066           3,350,527
         Capital Appreciation Fund                                        118,076           1,018,604             920,991
         Equity Dividend Fund                                           1,366,919          15,777,626          16,238,995
         Global Allocation Fund                                         1,016,496          14,007,468          14,718,867
         Advantage Large Cap Core Fund                                     24,828             692,579             675,815
         Large Cap Focus Growth Fund                                      499,612           7,752,071           7,798,946
         60/40 Target Allocation ETF Fund                                 284,116           3,209,655           3,443,481
         Total Return Portfolio                                            91,287           1,094,683           1,101,828
         S&P 500 Portfolio                                                 54,080           1,264,227           1,335,784
      Columbia Variable Portfolio
         Contrarian Core 2 Portfolio                                      148,291           3,183,843           3,895,613
         Dividend Opportunity Portfolio                                   143,455           3,268,934           4,140,119
         Emerging Markets Bond Portfolio                                  748,269           7,123,455           7,190,869
         High Yield Portfolio                                             679,656           4,533,573           4,594,476
         Select Large-Cap Value Portfolio                                  50,392           1,205,089           1,362,084
         Seligman Global Tech Portfolio                                   118,612           2,238,716           2,505,080
         US Government Mortgage Portfolio                                  65,175             682,179             690,202
      DWS Variable Insurance Portfolios
         Equity 500 Index Portfolio                                     1,257,476          26,137,999          29,072,836
         Small Cap Index Portfolio                                        310,872           5,209,463           5,275,493
         Alternative Asset Allocation Portfolio                           108,447           1,382,487           1,446,683
         Global Small Cap Portfolio                                        41,950             426,405             411,529
         Small Mid Cap Value Portfolio                                    383,917           5,925,283           5,248,149
         CROCI US Portfolio                                                16,445             254,003             265,919
      Eaton Vance Variable Trust
         Floating Rate Income Portfolio                                 2,683,597          24,803,836          24,554,913
      Delaware Variable Insurance Portfolios
         Total Return Portfolio                                            28,822             377,607             411,863
         International Portfolio                                           56,330           1,326,258           1,408,252
         Opportunity Portfolio                                            614,483           9,583,724          11,982,424
         Covered Call Strategy Portfolio                                   10,697             122,915             133,172
      Franklin Templeton Variable Insurance Products Trust
         Mutual Shares Fund                                               379,966           7,404,152           7,147,158
         Income Fund                                                    1,455,648          22,355,681          23,159,363

        The accompanying notes are an integral part of these financial statements

                                            13

                         Midland National Life Insurance Company
                                    Separate Account C
                                 Statements of Net Assets
                                    December 31, 2019
------------------------------------------------------------------------------------------

Assets:
    Investments in portfolio shares, at fair value (Note 1):          Shares               Cost             Net Assets
                                                                 -----------------   -----------------   -----------------
         Global Bond Fund                                               1,956,478          32,116,786          31,244,957
         Foreign Fund                                                   2,687,152          38,340,930          37,432,029
         Developing Markets Fund                                          347,452           2,959,512           3,721,215
         Mutual Global Discovery Fund                                     380,260           7,286,574           7,050,017
         Rising Dividends Fund                                            783,061          20,114,061          21,134,814
      Ivy Variable Insurance Portfolios
         Asset Strategy Portfolio                                         484,487           4,257,425           4,602,673
         Balanced Portfolio                                               969,887           7,466,655           7,972,759
         Global Equity Income Portfolio                                   201,736           1,407,998           1,212,070
         Energy Portfolio                                                 364,911           1,565,796           1,459,571
         Global Bond Portfolio                                            215,768           1,051,374           1,093,855
         Natural Resources Portfolio                                      223,279             901,736             858,039
         Growth Portfolio                                                 308,127           3,350,685           3,490,002
         High Income Portfolio                                          3,986,366          13,920,465          13,827,906
         International Core Equity Portfolio                              491,195           7,889,202           7,688,531
         Global Growth Portfolio                                          238,501           1,085,274             853,071
         Mid Cap Growth Portfolio                                         578,999           6,721,705           7,345,062
         Science and Technology Portfolio                                 369,034           9,789,178          11,002,776
         Small Cap Growth Portfolio                                       713,717           6,951,080           6,262,869
         Small Cap Core Portfolio                                         882,957          13,827,650          12,108,958
      Lazard Retirement Series, Inc.
         International Equity Portfolio                                   102,857           1,155,759           1,066,624
         Global Dynamic Multi Asset Portfolio                             104,295           1,274,578           1,423,630
      Legg Mason Partners Variable Equity Trust
         Western Asset Variable Global High Yield Bond Portfolio          163,735           1,224,828           1,216,548
         ClearBridge Variable Mid Cap Portfolio                           398,671           8,038,492           8,962,113
         ClearBridge Variable Dividend Strategy Portfolio               1,069,308          21,260,004          22,541,018
         ClearBridge Variable Small Cap Growth Portfolio                  157,158           4,219,494           4,103,400
         ClearBridge Variable Aggressive Growth Portfolio                  39,605           1,052,042           1,094,690
         Western Asset Variable Core Bond Plus Portfolio               11,794,031          67,884,808          68,641,263
         ClearBridge Variable Large Cap Growth Portfolio                  482,465          12,932,265          14,416,052
      QS Legg Mason Partners Variable Income Trust
         Dynamic Multi Strategy Portfolio                                  31,587             397,005             430,218
      Pioneer Variable Contracts Trust
         Fund Portfolio                                                    45,749             738,689             688,984
         Bond Portfolio                                                 4,146,089          45,554,974          46,394,735
         Strategic Income Portfolio                                     1,285,194          12,989,526          13,237,496
         Equity Income Portfolio                                          818,142          18,208,826          13,842,968
         High Yield Portfolio                                             130,090           1,165,936           1,231,954
      Prudential Series Funds
         Jennison 20/20 Focus Portfolio                                    10,922             254,926             395,034
         Natural Resources Portfolio                                       37,972             920,127             890,071
         SP Prudential US Emerging Growth Portfolio                        21,081             268,175             370,390
      Royce Capital Fund
         Micro-Cap Portfolio                                               49,618             500,333             473,354
         Small Cap Portfolio                                            1,110,267           9,397,634           8,893,239
      Alps Fund
         Alerian Energy Infrastructure Portfolio                          196,378           1,818,998           1,759,551
         Red Rocks Listed Private Equity Portfolio                        103,401           1,387,561           1,583,062

        The accompanying notes are an integral part of these financial statements

                                            14

                         Midland National Life Insurance Company
                                    Separate Account C
                                 Statements of Net Assets
                                    December 31, 2019
------------------------------------------------------------------------------------------

Assets:
    Investments in portfolio shares, at fair value (Note 1):          Shares               Cost             Net Assets
                                                                 -----------------   -----------------   -----------------
      American Funds IS
         Asset Allocation Fund                                          2,836,017          64,086,351          67,128,532
         Blue Chip Income and Growth Fund                               2,523,133          33,857,172          33,582,903
         Ultra-Short Bond Fund                                            992,388          11,110,756          11,045,280
         Capital Income Builder Fund                                    1,609,089          15,987,447          17,233,347
         Global Growth Fund                                               374,090          10,800,726          11,989,570
         Global Growth and Income Fund                                    731,564          10,575,951          11,434,351
         Global Small Capitalization Fund                                 177,844           4,217,390           4,652,407
         Growth Fund                                                      376,295          27,781,086          29,881,613
         Growth-Income Fund                                               736,979          34,832,291          36,495,223
         International Fund                                               379,599           7,508,702           7,796,962
         International Growth and Income Fund                             382,327           6,383,660           6,885,708
         New World Fund                                                 1,201,025          26,378,605          30,590,094
         U.S. Government/AAA-Rated Securities Fund                      1,187,581          14,405,856          14,512,239
      Invesco Oppenheimer
         Total Return Bond Fund                                           319,325           2,463,105           2,497,124
         Discovery Mid Cap Growth Fund                                     32,658           2,426,097           2,537,512
         Global Multi-Alternatives Fund                                         -                   -                   -
         Global Fund                                                      119,572           5,096,503           5,016,048
         International Growth Fund                                      4,473,614          11,024,300          11,452,452
         Main Street Fund                                                 333,742           9,639,648           9,695,219
         Main Street Small Cap Fund                                       217,952           5,153,180           4,988,917
      T. Rowe Price
         Blue Chip Growth Portfolio                                     1,114,670          35,433,733          41,710,940
         Health Sciences Portfolio                                        336,585          14,397,452          15,981,066
      John Hancock Variable Insurance Trust
         Financial Industries Portfolio                                    35,867             479,300             500,705
         Fundamental All Cap Core Portfolio                                 3,155              74,390              77,274
         Select Bond Portfolio                                             11,525             160,217             159,157
         Strategic Income Opportunities Portfolio                          20,820             276,493             282,324
      Federated
         High Income Bond Portfolio                                        53,434             336,023             346,785
         Kaufmann Portfolio                                                34,800             699,142             740,188
         Managed Volatility Portfolio                                       2,305              24,513              25,983

        The accompanying notes are an integral part of these financial statements

                                            15

                         Midland National Life Insurance Company
                                    Separate Account C
                                 Statements of Operations
                               Year Ended December 31, 2019
------------------------------------------------------------------------------------------

                                                                                                  Administrative                                                                    Change in Net          Realized and Change     Net Increase (Decrease)
                                                                                    Investment     Expense and       Contract                 Net Investment   Net Realized    Unrealized Appreciation     in Unrealized Gains          in Net Assets
                                                      Dividend     Capital Gains      Income      Mortality and     Maintenance   Expenses    Income (Loss)   Gain (Loss) on      (Depreciation) on       (Losses) on Investments Resulting from Operations
                                                     Income (a)   Distributions (b) (c)=(a+b)    Expense Risk (d)   Charge (e)    (f)=(d+e)     (g)=(c-f)     Investments (h)      Investments (i)              (j)=(h+i)                 (k)=(g+j)
                                                     -----------  ----------------  -----------  -----------------  ------------  ----------  --------------  ---------------- ------------------------  ------------------------ --------------------------
Fidelity Variable Insurance Products
   Government Money Market Portfolio                  $ 128,633               $ -    $ 128,633           $ 80,821         $ 775    $ 81,596        $ 47,037               $ -                      $ -                       $ -                   $ 47,037
   High Income Portfolio                                591,787                 -      591,787            113,868           618     114,486         477,301           132,058                  294,827                   426,885                    904,186
   Equity-Income Portfolio                              131,502           484,299      615,801             96,748         2,061      98,809         516,992            21,140                1,067,451                 1,088,591                  1,605,583
   Growth Portfolio                                      16,132           471,341      487,473             98,234         4,788     103,022         384,451           583,374                1,026,194                 1,609,568                  1,994,019
   Overseas Portfolio                                    95,823           231,311      327,134             85,313           825      86,138         240,996           120,903                1,063,347                 1,184,250                  1,425,246
   Mid Cap Portfolio                                    100,093         1,589,803    1,689,896            191,960         1,859     193,819       1,496,077          (336,380)               1,593,836                 1,257,456                  2,753,533
   Asset Manager Portfolio                               19,374            44,388       63,762             16,233           518      16,751          47,011               624                  116,317                   116,941                    163,952
   Investment Grade Bond Portfolio                       90,023                 -       90,023             47,894           878      48,772          41,251            51,796                  175,324                   227,120                    268,371
   Index 500 Portfolio                                  348,632           263,140      611,772            242,467        17,961     260,428         351,344         1,639,130                2,579,614                 4,218,744                  4,570,088
   Contrafund Portfolio                                  80,698         3,381,732    3,462,430            408,853         5,401     414,254       3,048,176           128,422                4,426,798                 4,555,220                  7,603,396
   Asset Manager: Growth Portfolio                       11,328            38,564       49,892             10,647           485      11,132          38,760            20,196                   80,595                   100,791                    139,551
   Balanced Portfolio                                    45,446           124,857      170,303             36,206           499      36,705         133,598            36,488                  374,198                   410,686                    544,284
   Growth & Income Portfolio                             70,642           132,012      202,654             21,733         1,013      22,746         179,908            70,220                  165,940                   236,160                    416,068
   Growth Opportunities Portfolio                         2,309           268,108      270,417             47,451         1,195      48,646         221,771           270,182                  534,479                   804,661                  1,026,432
   Value Strategies Portfolio                            56,144           363,169      419,313             52,485           193      52,678         366,635          (134,960)                 885,398                   750,438                  1,117,073
   Strategic Income Portfolio                           367,890            87,105      454,995            135,956           793     136,749         318,246            18,975                  546,214                   565,189                    883,435
   Emerging Markets Portfolio                            52,121                 -       52,121             47,620           280      47,900           4,221           127,154                  736,036                   863,190                    867,411
   Real Estate Portfolio                                281,967           334,124      616,091            220,665         1,496     222,161         393,930          (123,205)               2,726,793                 2,603,588                  2,997,518
   Funds Manager 50% Portfolio                           78,093           325,977      404,070             53,679           228      53,907         350,163           (40,890)                 307,105                   266,215                    616,378
   Funds Manager 70% Portfolio                           34,780           301,831      336,611             35,363           403      35,766         300,845           (25,742)                 230,809                   205,067                    505,912
   Funds Manager 85% Portfolio                           10,078           166,574      176,652             11,479            56      11,535         165,117           (78,989)                 114,075                    35,086                    200,203
   Government Money Market Portfolio Service Class 2     64,904                 -       64,904             49,107           381      49,488          15,416                 -                        -                         -                     15,416
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                         20,930            29,335       50,265             18,388           158      18,546          31,719            14,313                  177,254                   191,567                    223,286
   Capital Appreciation Fund                                  -           322,927      322,927             31,940           661      32,601         290,326            29,069                  234,646                   263,715                    554,041
   International Fund                                    23,902           166,655      190,557             49,086           499      49,585         140,972            (5,728)                 609,467                   603,739                    744,711
   Value Fund                                         1,111,348         3,166,601    4,277,949            726,694         5,148     731,842       3,546,107           876,170                8,236,975                 9,113,145                 12,659,252
   Income & Growth Fund                                  30,365           140,358      170,723             28,411           233      28,644         142,079           (58,747)                 221,807                   163,060                    305,139
   Inflation Protection Fund                            127,625                 -      127,625             74,603           178      74,781          52,844           (46,560)                 400,392                   353,832                    406,676
   Large Company Value Fund                              12,763            12,604       25,367             12,653             -      12,653          12,714            18,116                   93,225                   111,341                    124,055
   Mid Cap Value Fund                                   468,538         2,440,765    2,909,303            325,175         1,730     326,905       2,582,398           (46,524)               3,229,280                 3,182,756                  5,765,154
   Ultra Fund                                                 -           505,971      505,971             75,391           175      75,566         430,405            66,913                  760,788                   827,701                  1,258,106
MFS Variable Insurance Trust
   Research Series                                        3,406            47,483       50,889              7,780           409       8,189          42,700             5,030                  101,759                   106,789                    149,489
   Growth Series                                              -           179,015      179,015             31,017           981      31,998         147,017           152,940                  318,756                   471,696                    618,713
   Investors Trust Series                                 1,832            17,244       19,076              4,009           150       4,159          14,917              (641)                  57,872                    57,231                     72,148
   New Discovery Series                                       -           926,374      926,374             63,080           881      63,961         862,413           240,740                  343,278                   584,018                  1,446,431
   Corporate Bond Portfolio                             118,966                 -      118,966             41,596         1,806      43,402          75,564             1,604                  304,107                   305,711                    381,275
   Emerging Markets Equity Portfolio                     13,000           106,368      119,368             41,641           220      41,861          77,507           (10,613)                 494,009                   483,396                    560,903
   Technology Portfolio                                       -           442,483      442,483             50,141           466      50,607         391,876           221,716                  474,733                   696,449                  1,088,325
   Global Tactical Allocation Portfolio                  31,400            28,329       59,729             14,722           105      14,827          44,902            (3,143)                  93,364                    90,221                    135,123
   International Intrinsic Value Portfolio              194,886           408,533      603,419            167,475           643     168,118         435,301           367,695                1,969,099                 2,336,794                  2,772,095
   Utilities Series Portfolio                           378,292            29,963      408,255            123,491           763     124,254         284,001           206,076                1,470,892                 1,676,968                  1,960,969
   Blended Research Core Equity Portfolio                29,560           179,590      209,150             29,017           133      29,150         180,000           (12,183)                 342,224                   330,041                    510,041
   Global Real Estate Portfolio                           3,595               694        4,289              1,237             3       1,240           3,049             1,280                    5,567                     6,847                      9,896

        The accompanying notes are an integral part of these financial statements

                                            16

                         Midland National Life Insurance Company
                                    Separate Account C
                                 Statements of Operations
                               Year Ended December 31, 2019
------------------------------------------------------------------------------------------

                                                                                                  Administrative                                                                    Change in Net          Realized and Change     Net Increase (Decrease)
                                                                                    Investment     Expense and       Contract                 Net Investment   Net Realized    Unrealized Appreciation     in Unrealized Gains          in Net Assets
                                                      Dividend     Capital Gains      Income      Mortality and     Maintenance   Expenses    Income (Loss)   Gain (Loss) on      (Depreciation) on       (Losses) on Investments Resulting from Operations
                                                     Income (a)   Distributions (b) (c)=(a+b)    Expense Risk (d)   Charge (e)    (f)=(d+e)     (g)=(c-f)     Investments (h)      Investments (i)              (j)=(h+i)                 (k)=(g+j)
                                                     -----------  ----------------  -----------  -----------------  ------------  ----------  --------------  ---------------- ------------------------  ------------------------ --------------------------
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                             25,980           105,346      131,326             20,843           571      21,414         109,912            14,149                  167,871                   182,020                    291,932
   Mid-Cap Stock Portfolio                               18,398            34,423       52,821             28,360           598      28,958          23,863            27,842                  350,692                   378,534                    402,397
   International Opportunities Portfolio                 56,330                 -       56,330             46,967            80      47,047           9,283        (1,218,332)               1,859,307                   640,975                    650,258
   Bond-Debenture Portfolio                             875,939                 -      875,939            265,225         1,510     266,735         609,204           (21,667)               1,606,707                 1,585,040                  2,194,244
   Fundamental Equity Portfolio                          21,240            43,185       64,425             20,624           126      20,750          43,675           (38,149)                 290,406                   252,257                    295,932
   Developing Growth Portfolio                                -           272,325      272,325             36,540           270      36,810         235,515            79,622                  288,563                   368,185                    603,700
   Short Duration Income Portfolio                      565,800                 -      565,800            212,892         1,061     213,953         351,847          (153,142)                 380,495                   227,353                    579,200
Alger Fund
   LargeCap Growth Portfolio                                  -           104,981      104,981             81,123           286      81,409          23,572            53,464                1,282,964                 1,336,428                  1,360,000
   MidCap Growth Portfolio                                    -           472,351      472,351             57,778           478      58,256         414,095           253,807                  287,077                   540,884                    954,979
   Capital Appreciation Portfolio                             -           382,271      382,271             48,571           655      49,226         333,045            48,776                  542,789                   591,565                    924,610
   SmallCap Growth Portfolio                                  -            38,449       38,449              9,898           202      10,100          28,349            (9,172)                 155,185                   146,013                    174,362
   Capital Appreciation Portfolio Class S                     -         4,942,018    4,942,018            513,136         3,529     516,665       4,425,353           318,722                5,996,137                 6,314,859                 10,740,212
Calvert Variable Series, Inc.
   Mid Cap Growth Portfolio                              10,547           198,680      209,227             31,641           115      31,756         177,471             9,000                  410,424                   419,424                    596,895
   S&P 500 Index Portfolio                               23,606            86,255      109,861             20,874            52      20,926          88,935            66,190                  201,028                   267,218                    356,153
   SRI Balanced Portfolio                                 5,775            13,293       19,068              5,034            24       5,058          14,010              (482)                  69,745                    69,263                     83,273
Invesco Variable Insurance Funds
   Technology Fund                                            -            95,833       95,833             16,236             -      16,236          79,597            27,630                  195,869                   223,499                    303,096
   Managed Volatility Fund                               11,784            32,923       44,707             12,876             -      12,876          31,831           (34,337)                 141,285                   106,948                    138,779
   Diversified Dividend Fund                             31,145            57,798       88,943             11,225            30      11,255          77,688            12,473                   78,306                    90,779                    168,467
   Health Care Fund                                         666            37,033       37,699             22,812            23      22,835          14,864           (99,911)                 509,588                   409,677                    424,541
   Global Real Estate Fund                               10,247               351       10,598              8,288             -       8,288           2,310             5,586                   32,957                    38,543                     40,853
   International Growth Fund                              2,895            14,551       17,446              6,027             -       6,027          11,419             2,370                   26,879                    29,249                     40,668
   Mid Cap Core Equity Fund                                 489            25,096       25,585              5,951             -       5,951          19,634           (13,726)                  44,804                    31,078                     50,712
J.P. Morgan Series Trust II
   Core Bond Portfolio                                   67,176                 -       67,176             32,755             -      32,755          34,421            39,188                   86,778                   125,966                    160,387
   Small Cap Core Portfolio                               7,648           220,924      228,572             27,972             -      27,972         200,600            19,617                  186,301                   205,918                    406,518
Rydex Variable Trust
   Nova Fund                                              9,172                 -        9,172             12,673             -      12,673          (3,501)           42,998                  234,586                   277,584                    274,083
   NASDAQ-100 Fund                                        1,476            26,686       28,162             18,117             -      18,117          10,045            38,519                  289,374                   327,893                    337,938
   U.S. Government Money Market Fund                      3,159                 -        3,159              4,157             -       4,157            (998)               (1)                       -                        (1)                      (999)
   Inverse S&P 500 Strategy Fund                            400                 -          400                760             -         760            (360)           (8,985)                  (4,101)                  (13,086)                   (13,446)
   Inverse NASDAQ-100 Strategy Fund                         224                 -          224                745             -         745            (521)           (7,604)                  (6,398)                  (14,002)                   (14,523)
   Inverse Government Long Bond Strategy Fund                 -                 -            -                378             -         378            (378)           (4,001)                     291                    (3,710)                    (4,088)
   Government Long Bond 1.2x Strategy                     3,473                 -        3,473              3,649             -       3,649            (176)           48,633                   10,037                    58,670                     58,494
   NASDAQ-100 2x Strategy Fund                                -                 -            -                  -             -           -               -                 -                        -                         -                          -
   Inverse Dow 2x Strategy Fund                               -                 -            -                  -             -           -               -                 -                        -                         -                          -
Rydex Variable Insurance Funds
   Biotechnology Fund                                         -           158,444      158,444             74,579           664      75,243          83,201            61,251                1,043,420                 1,104,671                  1,187,872
   S&P 500 Pure Growth Fund                                   -            88,768       88,768             49,902           431      50,333          38,435           132,754                  683,488                   816,242                    854,677
   S&P MidCap 400 Pure Growth Fund                            -                 -            -             19,564            74      19,638         (19,638)            9,174                  205,575                   214,749                    195,111
Guggenheim Variable Insurance Funds
   Long Short Equity Fund                                 3,785                 -        3,785              9,262            55       9,317          (5,532)           (4,425)                  41,424                    36,999                     31,467
   Multi-Hedge Strategies Fund                           48,364                 -       48,364             27,140           248      27,388          20,976             6,915                   50,842                    57,757                     78,733
   Global Managed Futures Strategy Fund                   3,310                 -        3,310              5,538            30       5,568          (2,258)          (27,045)                  35,916                     8,871                      6,613
   Small Cap Value Fund                                  20,964           155,632      176,596             33,614           248      33,862         142,734           (66,968)                 409,262                   342,294                    485,028

        The accompanying notes are an integral part of these financial statements

                                            17

                         Midland National Life Insurance Company
                                    Separate Account C
                                 Statements of Operations
                               Year Ended December 31, 2019
------------------------------------------------------------------------------------------

                                                                                                  Administrative                                                                    Change in Net          Realized and Change     Net Increase (Decrease)
                                                                                    Investment     Expense and       Contract                 Net Investment   Net Realized    Unrealized Appreciation     in Unrealized Gains          in Net Assets
                                                      Dividend     Capital Gains      Income      Mortality and     Maintenance   Expenses    Income (Loss)   Gain (Loss) on      (Depreciation) on       (Losses) on Investments Resulting from Operations
                                                     Income (a)   Distributions (b) (c)=(a+b)    Expense Risk (d)   Charge (e)    (f)=(d+e)     (g)=(c-f)     Investments (h)      Investments (i)              (j)=(h+i)                 (k)=(g+j)
                                                     -----------  ----------------  -----------  -----------------  ------------  ----------  --------------  ---------------- ------------------------  ------------------------ --------------------------
ProFunds VP
   Access VP High Yield Fund                              8,294                 -        8,294              4,543             -       4,543           3,751             3,430                   12,385                    15,815                     19,566
   Asia 30                                                  168                 -          168              1,930             -       1,930          (1,762)             (707)                  10,973                    10,266                      8,504
   Banks                                                    500                 -          500              1,190             -       1,190            (690)            2,995                   11,305                    14,300                     13,610
   Basic Materials                                          100               873          973                842             -         842             131             3,483                    1,536                     5,019                      5,150
   Bear                                                      61                 -           61              1,918             -       1,918          (1,857)           (5,562)                 (12,981)                  (18,543)                   (20,400)
   Biotechnology                                              -             1,145        1,145              7,749             -       7,749          (6,604)            7,447                   35,671                    43,118                     36,514
   Bull                                                   3,497            22,713       26,210             23,972             -      23,972           2,238            47,778                  168,706                   216,484                    218,722
   Consumer Goods                                         2,364            25,008       27,372              3,599             -       3,599          23,773            (7,720)                   8,334                       614                     24,387
   Consumer Services                                          -             7,086        7,086              3,563             -       3,563           3,523            11,903                   13,051                    24,954                     28,477
   Dow 30                                                   129                 -          129              2,901             -       2,901          (2,772)            4,415                   23,758                    28,173                     25,401
   Emerging Markets                                         318                 -          318              1,685             -       1,685          (1,367)            1,061                   12,250                    13,311                     11,944
   Europe 30                                              1,783                 -        1,783              1,401             -       1,401             382               226                    9,382                     9,608                      9,990
   Falling U.S. Dollar                                       13                 -           13                688             -         688            (675)           (2,600)                   1,888                      (712)                    (1,387)
   Financials                                               136             1,282        1,418              1,014             -       1,014             404             1,208                    9,740                    10,948                     11,352
   Health Care                                                -            45,877       45,877             10,332             -      10,332          35,545            (7,470)                  26,216                    18,746                     54,291
   Industrials                                                -            19,874       19,874              3,740             -       3,740          16,134             8,637                    7,289                    15,926                     32,060
   International                                            117                 -          117                989             -         989            (872)           (1,152)                   9,172                     8,020                      7,148
   Internet                                                   -             8,113        8,113             10,133             -      10,133          (2,020)           61,652                    2,370                    64,022                     62,002
   Japan                                                     61                 -           61                923             -         923            (862)            3,432                    5,058                     8,490                      7,628
   Large-Cap Growth                                           -           182,827      182,827             18,421             -      18,421         164,406               516                   13,148                    13,664                    178,070
   Large-Cap Value                                        5,044            52,173       57,217             10,561             -      10,561          46,656            (9,849)                  63,266                    53,417                    100,073
   Mid-Cap                                                  362                 -          362             45,762             -      45,762         (45,400)          274,211                   46,324                   320,535                    275,135
   Mid-Cap Growth                                             -            22,061       22,061              6,038             -       6,038          16,023           (10,302)                  50,566                    40,264                     56,287
   Mid-Cap Value                                            194             3,217        3,411              2,678             -       2,678             733            (7,971)                  28,511                    20,540                     21,273
   Government Money Market                               31,223                 -       31,223             91,741             -      91,741         (60,518)               (1)                       -                        (1)                   (60,519)
   Oil & Gas                                              4,732            11,219       15,951             11,331             -      11,331           4,620           (33,813)                  47,594                    13,781                     18,401
   NASDAQ-100                                                 -             5,308        5,308             18,565             -      18,565         (13,257)          102,939                  121,351                   224,290                    211,033
   Pharmaceuticals                                          944            13,751       14,695              2,999             -       2,999          11,696            (5,569)                   5,968                       399                     12,095
   Precious Metals                                          273                 -          273             18,748             -      18,748         (18,475)           59,637                  207,088                   266,725                    248,250
   Real Estate                                            4,715            10,290       15,005              7,469             -       7,469           7,536             3,686                   44,021                    47,707                     55,243
   Rising Rates Opportunity                                  74             1,762        1,836              1,127             -       1,127             709            (9,901)                  (1,221)                  (11,122)                   (10,413)
   Semiconductor                                            234             6,819        7,053              2,130             -       2,130           4,923             5,951                   14,073                    20,024                     24,947
   Short Dow 30                                               1                 -            1                 80             -          80             (79)              (67)                    (629)                     (696)                      (775)
   Short Emerging Markets                                     -                 -            -                  -             -           -               -                 -                        -                         -                          -
   Short International                                       43               210          253                339             -         339             (86)           (2,979)                    (133)                   (3,112)                    (3,198)
   Short Mid-Cap                                             10                 -           10                 85             -          85             (75)             (241)                    (706)                     (947)                    (1,022)
   Short NASDAQ-100                                           -                 -            -                 10             -          10             (10)              (43)                     (68)                     (111)                      (121)
   Short Small-Cap                                            8               668          676                390             -         390             286            (6,561)                   2,364                    (4,197)                    (3,911)
   Small-Cap                                                  -                 -            -              6,198             -       6,198          (6,198)           (4,093)                  52,673                    48,580                     42,382
   Small-Cap Growth                                           -            21,650       21,650              4,983             -       4,983          16,667            (9,801)                  32,667                    22,866                     39,533
   Small-Cap Value                                            -                 -            -              2,477             -       2,477          (2,477)             (875)                  19,739                    18,864                     16,387
   Technology                                                 -             6,364        6,364              7,196             -       7,196            (832)           21,650                   55,885                    77,535                     76,703
   Telecommunications                                       175                 -          175                216             -         216             (41)           (2,177)                   3,981                     1,804                      1,763
   U.S. Government Plus                                   1,507                 -        1,507              4,491             -       4,491          (2,984)           17,744                    3,991                    21,735                     18,751
   UltraBull                                              1,686                 -        1,686             12,937             -      12,937         (11,251)           (8,174)                 260,741                   252,567                    241,316
   UltraMid-Cap                                               -                 -            -             25,445             -      25,445         (25,445)          251,515                   33,806                   285,321                    259,876
   UltraNASDAQ-100                                            -                 -            -             11,281             -      11,281         (11,281)           (5,499)                 240,797                   235,298                    224,017
   UltraShort Dow 30                                         77               105          182                241             -         241             (59)           (6,126)                    (749)                   (6,875)                    (6,934)
   UltraShort NASDAQ-100                                     26                 -           26                173             -         173            (147)            3,990                   (1,226)                    2,764                      2,617
   UltraSmall-Cap                                             -                 -            -              5,505             -       5,505          (5,505)           28,743                   46,307                    75,050                     69,545
   Utilities                                              2,768            10,395       13,163              3,551             -       3,551           9,612             4,190                    7,951                    12,141                     21,753

        The accompanying notes are an integral part of these financial statements

                                            18

                         Midland National Life Insurance Company
                                    Separate Account C
                                 Statements of Operations
                               Year Ended December 31, 2019
------------------------------------------------------------------------------------------

                                                                                                  Administrative                                                                    Change in Net          Realized and Change     Net Increase (Decrease)
                                                                                    Investment     Expense and       Contract                 Net Investment   Net Realized    Unrealized Appreciation     in Unrealized Gains          in Net Assets
                                                      Dividend     Capital Gains      Income      Mortality and     Maintenance   Expenses    Income (Loss)   Gain (Loss) on      (Depreciation) on       (Losses) on Investments Resulting from Operations
                                                     Income (a)   Distributions (b) (c)=(a+b)    Expense Risk (d)   Charge (e)    (f)=(d+e)     (g)=(c-f)     Investments (h)      Investments (i)              (j)=(h+i)                 (k)=(g+j)
                                                     -----------  ----------------  -----------  -----------------  ------------  ----------  --------------  ---------------- ------------------------  ------------------------ --------------------------
VanEck Worldwide Insurance Trust
   Global Hard Assets Fund                                    -                 -            -             87,203           295      87,498         (87,498)         (402,277)               1,012,691                   610,414                    522,916
   Emerging Markets Fund                                  8,150            40,396       48,546             19,725             -      19,725          28,821            36,483                  344,837                   381,320                    410,141
   Unconstrained Emerging Markets Bond Fund               2,985                 -        2,985              7,300             -       7,300          (4,315)          (17,389)                  80,221                    62,832                     58,517
Janus Henderson Series
   Global Technology Portfolio                                -           326,814      326,814             59,515           441      59,956         266,858           260,157                1,003,255                 1,263,412                  1,530,270
   Overseas Portfolio                                     7,686                 -        7,686              5,583            70       5,653           2,033             9,458                   86,417                    95,875                     97,908
   Research Portfolio                                     1,465            49,527       50,992              6,151            52       6,203          44,789            18,597                   72,992                    91,589                    136,378
   Enterprise Services Portfolio                         11,376         1,295,600    1,306,976            276,516         1,686     278,202       1,028,774           706,183                3,968,379                 4,674,562                  5,703,336
   Global Research Portfolio                              7,707            54,496       62,203             10,883            85      10,968          51,235            41,138                  110,018                   151,156                    202,391
   Mid Cap Value Portfolio                               32,335           235,644      267,979             39,179           272      39,451         228,528            (6,536)                 529,469                   522,933                    751,461
   Balanced Portfolio                                   567,357           800,453    1,367,810            427,465         2,513     429,978         937,832           592,150                4,413,524                 5,005,674                  5,943,506
   Flexible Bond Portfolio                              162,572                 -      162,572             73,224         4,253      77,477          85,095           (46,487)                 365,264                   318,777                    403,872
   GI Unconstrained Bond Portfolio                        6,083                 -        6,083              1,809             6       1,815           4,268           (80,270)                  66,529                   (13,741)                    (9,473)
PIMCO Variable Insurance Trust
   Total Return Portfolio                             1,480,460                 -    1,480,460            717,097         7,844     724,941         755,519          (421,221)               2,846,375                 2,425,154                  3,180,673
   Low Duration Portfolio                               669,793                 -      669,793            333,542         2,019     335,561         334,232           (38,246)                 330,013                   291,767                    625,999
   High Yield Portfolio                                 464,019                 -      464,019            141,476           496     141,972         322,047            28,848                  718,911                   747,759                  1,069,806
   Real Return Portfolio                                325,867                 -      325,867            276,128         2,078     278,206          47,661          (113,813)               1,444,235                 1,330,422                  1,378,083
   All Asset Portfolio                                  124,076                 -      124,076             62,950           274      63,224          60,852             9,887                  365,998                   375,885                    436,737
   Global Managed Asset Allocation Portfolio             11,194                 -       11,194              6,840            41       6,881           4,313             1,365                   64,123                    65,488                     69,801
   Short-Term Portfolio                               1,037,403                 -    1,037,403            570,714         3,979     574,693         462,710           (45,931)                 167,006                   121,075                    583,785
   Emerging Markets Bond Portfolio                       77,266                 -       77,266             23,239            66      23,305          53,961            (3,639)                 165,395                   161,756                    215,717
   Global Bond Opportunities Portfolio                    8,117                 -        8,117              4,380            22       4,402           3,715              (886)                  12,907                    12,021                     15,736
   Commodity Real Return Strategy Portfolio             228,412                 -      228,412             68,164           667      68,831         159,581          (318,381)                 659,558                   341,177                    500,758
   International Bond (USD-Hedged) Portfolio             30,304            12,821       43,125             24,010           128      24,138          18,987             3,684                   68,301                    71,985                     90,972
   Dynamic Bond Adv Portfolio                            97,520                 -       97,520             30,270           189      30,459          67,061            26,717                  (18,393)                    8,324                     75,385
   Income Advisor Portfolio                             992,066                 -      992,066            388,323         1,314     389,637         602,429           (19,012)               1,327,129                 1,308,117                  1,910,546
Goldman Sachs Variable Insurance Trust
   Small Cap Equity Insights Fund                         7,620            33,523       41,143             27,718            25      27,743          13,400          (118,950)                 456,901                   337,951                    351,351
   Large Cap Value Fund                                   3,475             8,312       11,787              3,409             -       3,409           8,378           (65,660)                 115,947                    50,287                     58,665
   Mid Cap Value Fund                                    24,100           113,036      137,136             41,528             -      41,528          95,608           (22,817)                 701,815                   678,998                    774,606
Neuberger Berman Advisors Management Trust
   Mid-Cap Growth Portfolio                                   -            70,545       70,545             13,198             -      13,198          57,347            55,711                   87,010                   142,721                    200,068
   AMT Mid Cap Intrinsic Value Portfolio                  2,370            38,554       40,924              4,303             -       4,303          36,621           (14,098)                   7,116                    (6,982)                    29,639
BNY Mellon Variable Investment Fund
   Appreciation Portfolio                                 3,043            34,980       38,023              8,484             -       8,484          29,539             1,185                   60,876                    62,061                     91,600
   International Value Portfolio                            473                 -          473                432             -         432              41            (2,022)                   6,076                     4,054                      4,095
   Sustainable U.S. Equity Portfolio                        429             1,109        1,538              1,165             -       1,165             373             2,066                    8,778                    10,844                     11,217
Invesco Van Kampen Variable Insurance Fund
   Growth and Income Portfolio                            6,777            47,945       54,722             12,231             -      12,231          42,491           (16,051)                  79,729                    63,678                    106,169
   Value Opportunities Fund                                   -             5,160        5,160                989             -         989           4,171             3,513                    2,636                     6,149                     10,320
   American Value Fund                                      637            11,314       11,951              3,927             -       3,927           8,024            (3,316)                  24,010                    20,694                     28,718
Morgan Stanley Variable Institutional Funds
   Emerging Markets Debt Portfolio                        5,364                 -        5,364              2,725             -       2,725           2,639            (2,054)                  10,194                     8,140                     10,779
   Emerging Markets Equity Portfolio                      2,953            20,114       23,067              6,313             -       6,313          16,754           (15,285)                  35,485                    20,200                     36,954
   Discovery Portfolio                                        -            25,652       25,652              3,289             -       3,289          22,363            24,412                    9,164                    33,576                     55,939
   U.S. Real Estate Portfolio                             2,404             5,586        7,990              4,270             -       4,270           3,720             3,032                   15,218                    18,250                     21,970

        The accompanying notes are an integral part of these financial statements

                                            19

                         Midland National Life Insurance Company
                                    Separate Account C
                                 Statements of Operations
                               Year Ended December 31, 2019
------------------------------------------------------------------------------------------

                                                                                                  Administrative                                                                    Change in Net          Realized and Change     Net Increase (Decrease)
                                                                                    Investment     Expense and       Contract                 Net Investment   Net Realized    Unrealized Appreciation     in Unrealized Gains          in Net Assets
                                                      Dividend     Capital Gains      Income      Mortality and     Maintenance   Expenses    Income (Loss)   Gain (Loss) on      (Depreciation) on       (Losses) on Investments Resulting from Operations
                                                     Income (a)   Distributions (b) (c)=(a+b)    Expense Risk (d)   Charge (e)    (f)=(d+e)     (g)=(c-f)     Investments (h)      Investments (i)              (j)=(h+i)                 (k)=(g+j)
                                                     -----------  ----------------  -----------  -----------------  ------------  ----------  --------------  ---------------- ------------------------  ------------------------ --------------------------
Northern Lights Variable Trust
   Power Income Fund                                     19,548                 -       19,548             13,009           103      13,112           6,436             7,487                   47,750                    55,237                     61,673
   Power Dividend Index Fund                            229,012                 -      229,012            203,916           683     204,599          24,413        (1,495,874)                 806,941                  (688,933)                  (664,520)
AB Variable Products Series
   Real Estate Investment Portfolio                      21,441            60,044       81,485              5,605            33       5,638          75,847           (44,682)                 215,835                   171,153                    247,000
   Dynamic Asset Allocation Portfolio                    52,388             3,315       55,703             31,487           122      31,609          24,094            19,123                  188,399                   207,522                    231,616
   Small Cap Growth Portfolio                                 -             9,448        9,448                778             1         779           8,669             1,267                    5,545                     6,812                     15,481
   Small Mid Cap Value Portfolio                          8,683           299,909      308,592             34,055           153      34,208         274,384           (84,257)                 226,982                   142,725                    417,109
BlackRock Variable Series Fund, Inc.
   Basic Value Fund                                      68,367           271,972      340,339             42,147           205      42,352         297,987            49,505                  309,435                   358,940                    656,927
   Capital Appreciation Fund                                  -           155,494      155,494             11,736            49      11,785         143,709           (14,488)                 119,860                   105,372                    249,081
   Equity Dividend Fund                                 253,250         1,018,790    1,272,040            179,013         1,042     180,055       1,091,985           102,442                1,896,323                 1,998,765                  3,090,750
   Global Allocation Fund                               180,253           566,307      746,560            189,141         1,223     190,364         556,196           (27,168)               1,649,340                 1,622,172                  2,178,368
   Advantage Large Cap Core Fund                          7,165            35,083       42,248              8,783           101       8,884          33,364           (72,845)                 214,402                   141,557                    174,921
   Large Cap Focus Growth Fund                                -           770,636      770,636             76,548        10,935      87,483         683,153            44,595                  675,099                   719,694                  1,402,847
   60/40 Target Allocation ETF Fund                      60,564            31,464       92,028             28,940            80      29,020          63,008            69,025                  255,561                   324,586                    387,594
   Total Return Portfolio                                 9,778             3,781       13,559              5,976         4,954      10,930           2,629             2,764                    6,783                     9,547                     12,176
   S&P 500 Portfolio                                     23,658            68,377       92,035             11,240        11,179      22,419          69,616            (1,032)                 135,161                   134,129                    203,745
Columbia Variable Portfolio
   Contrarian Core 2 Portfolio                                -                 -            -             45,865           251      46,116         (46,116)          159,614                  831,550                   991,164                    945,048
   Dividend Opportunity Portfolio                             -                 -            -             46,901           329      47,230         (47,230)          212,330                  555,774                   768,104                    720,874
   Emerging Markets Bond Portfolio                      364,542                 -      364,542             97,638           806      98,444         266,098            54,386                  452,664                   507,050                    773,148
   High Yield Portfolio                                 232,501                 -      232,501             53,511           379      53,890         178,611            14,284                  377,895                   392,179                    570,790
   Select Large-Cap Value Portfolio                           -                 -            -             14,705            47      14,752         (14,752)           (2,579)                 269,686                   267,107                    252,355
   Seligman Global Tech Portfolio                             -           240,536      240,536             19,869           116      19,985         220,551           (50,624)                 458,895                   408,271                    628,822
   US Government Mortgage Portfolio                       1,625                 -        1,625              3,572             9       3,581          (1,956)              973                    8,628                     9,601                      7,645
DWS Variable Insurance Portfolios
   Equity 500 Index Portfolio                           335,270         1,004,184    1,339,454            295,621         5,923     301,544       1,037,910           202,639                4,329,438                 4,532,077                  5,569,987
   Small Cap Index Portfolio                             30,696           339,898      370,594             54,809           283      55,092         315,502           (35,158)                 555,194                   520,036                    835,538
   Alternative Asset Allocation Portfolio                60,230                 -       60,230             20,758           101      20,859          39,371             2,370                  158,524                   160,894                    200,265
   Global Small Cap Portfolio                                 -            19,360       19,360              4,470            44       4,514          14,846           (43,112)                  89,888                    46,776                     61,622
   Small Mid Cap Value Portfolio                         18,850           375,848      394,698             66,741           486      67,227         327,471          (266,231)                 849,346                   583,115                    910,586
   CROCI US Portfolio                                     4,511            23,106       27,617              3,438            36       3,474          24,143           (14,666)                  60,931                    46,265                     70,408
Eaton Vance Variable Trust
   Floating Rate Income Portfolio                     1,027,134                 -    1,027,134            314,432         2,378     316,810         710,324           (59,559)                 666,928                   607,369                  1,317,693
Delaware Variable Insurance Portfolios
   Total Return Portfolio                                 8,421             8,009       16,430              5,570            39       5,609          10,821             6,080                   46,916                    52,996                     63,817
   International Portfolio                               10,212           107,154      117,366             18,282            24      18,306          99,060           (30,390)                 213,913                   183,523                    282,583
   Opportunity Portfolio                                149,629           300,790      450,419            146,321         1,109     147,430         302,989           208,856                2,347,775                 2,556,631                  2,859,620
   Covered Call Strategy Portfolio                        1,237                 -        1,237              1,502            10       1,512            (275)               39                   21,300                    21,339                     21,064
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Fund                                   123,078           658,104      781,182             86,951           575      87,526         693,656          (184,950)                 760,996                   576,046                  1,269,702
   Income Fund                                        1,121,044           338,821    1,459,865            276,924         1,485     278,409       1,181,456           (86,942)               1,731,370                 1,644,428                  2,825,884

        The accompanying notes are an integral part of these financial statements

                                            20

                         Midland National Life Insurance Company
                                    Separate Account C
                                 Statements of Operations
                               Year Ended December 31, 2019
------------------------------------------------------------------------------------------

                                                                                                  Administrative                                                                    Change in Net          Realized and Change     Net Increase (Decrease)
                                                                                    Investment     Expense and       Contract                 Net Investment   Net Realized    Unrealized Appreciation     in Unrealized Gains          in Net Assets
                                                      Dividend     Capital Gains      Income      Mortality and     Maintenance   Expenses    Income (Loss)   Gain (Loss) on      (Depreciation) on       (Losses) on Investments Resulting from Operations
                                                     Income (a)   Distributions (b) (c)=(a+b)    Expense Risk (d)   Charge (e)    (f)=(d+e)     (g)=(c-f)     Investments (h)      Investments (i)              (j)=(h+i)                 (k)=(g+j)
                                                     -----------  ----------------  -----------  -----------------  ------------  ----------  --------------  ---------------- ------------------------  ------------------------ --------------------------
   Global Bond Fund                                   2,100,571                 -    2,100,571            388,674         2,551     391,225       1,709,346          (306,307)              (1,197,327)               (1,503,634)                   205,712
   Foreign Fund                                         592,026           353,376      945,402            451,020         3,416     454,436         490,966          (800,784)               4,067,355                 3,266,571                  3,757,537
   Developing Markets Fund                               35,416                 -       35,416             47,660           414      48,074         (12,658)          (18,638)                 841,300                   822,662                    810,004
   Mutual Global Discovery Fund                         111,025           697,434      808,459             88,665           335      89,000         719,459          (172,810)                 834,236                   661,426                  1,380,885
   Rising Dividends Fund                                233,428         2,894,744    3,128,172            247,949         1,209     249,158       2,879,014           (62,125)               1,697,920                 1,635,795                  4,514,809
Ivy Variable Insurance Portfolios
   Asset Strategy Portfolio                              93,467           178,340      271,807             58,989           589      59,578         212,229          (111,976)                 713,706                   601,730                    813,959
   Balanced Portfolio                                   130,922           589,831      720,753             97,783           855      98,638         622,115           (58,375)                 821,176                   762,801                  1,384,916
   Global Equity Income Portfolio                        32,575           299,429      332,004             14,951           126      15,077         316,927           (37,201)                 (52,815)                  (90,016)                   226,911
   Energy Portfolio                                           -                 -            -             17,900           162      18,062         (18,062)         (442,997)                 423,037                   (19,960)                   (38,022)
   Global Bond Portfolio                                 36,050                 -       36,050             13,158            48      13,206          22,844             4,164                   50,413                    54,577                     77,421
   Natural Resources Portfolio                            6,349                 -        6,349              9,201            48       9,249          (2,900)          (17,242)                  81,232                    63,990                     61,090
   Growth Portfolio                                           -           707,959      707,959             37,482           217      37,699         670,260            55,230                  135,246                   190,476                    860,736
   High Income Portfolio                                975,587                 -      975,587            186,463         1,389     187,852         787,735          (125,382)                 637,980                   512,598                  1,300,333
   International Core Equity Portfolio                  107,876           566,358      674,234             88,847           690      89,537         584,697          (182,638)                 699,202                   516,564                  1,101,261
   Global Growth Portfolio                                4,483           455,671      460,154              8,877            67       8,944         451,210           (65,810)                (231,602)                 (297,412)                   153,798
   Mid Cap Growth Portfolio                                   -           963,308      963,308             75,902           421      76,323         886,985           184,518                  666,510                   851,028                  1,738,013
   Science and Technology Portfolio                           -           940,451      940,451            116,568           803     117,371         823,080           381,008                2,120,607                 2,501,615                  3,324,695
   Small Cap Growth Portfolio                                 -           457,930      457,930             73,653           454      74,107         383,823          (105,526)                 652,137                   546,611                    930,434
   Small Cap Core Portfolio                                   -         2,071,418    2,071,418            144,746           926     145,672       1,925,746          (265,378)                 550,679                   285,301                  2,211,047
Lazard Retirement Series, Inc.
   International Equity Portfolio                         3,351                 -        3,351             12,758            49      12,807          (9,456)          (43,060)                 220,424                   177,364                    167,908
   Global Dynamic Multi Asset Portfolio                     671             1,944        2,615             18,694           141      18,835         (16,220)           27,429                  211,684                   239,113                    222,893
Legg Mason Partners Variable Equity Trust
   Western Asset Variable Global High Yield
      Bond Portfolio                                     56,039                 -       56,039             11,659           110      11,769          44,270            (9,066)                  67,198                    58,132                    102,402
   ClearBridge Variable Mid Cap Portfolio                30,344            83,237      113,581            106,856           623     107,479           6,102            74,531                2,049,305                 2,123,836                  2,129,938
   ClearBridge Variable Dividend Strategy Portfolio     212,965         1,216,121    1,429,086            164,670           993     165,663       1,263,423           404,518                1,616,933                 2,021,451                  3,284,874
   ClearBridge Variable Small Cap Growth Portfolio            -           396,542      396,542             50,975           271      51,246         345,296           164,647                  318,954                   483,601                    828,897
   ClearBridge Variable Aggressive Growth Portfolio       7,669            19,068       26,737             13,295            47      13,342          13,395            (2,626)                 194,442                   191,816                    205,211
   Western Asset Variable Core Bond Plus Portfolio    2,837,835                 -    2,837,835            813,889         9,100     822,989       2,014,846            28,267                3,928,504                 3,956,771                  5,971,617
   ClearBridge Variable Large Cap Growth Portfolio       18,524           626,359      644,883            152,631           917     153,548         491,335           227,073                2,167,220                 2,394,293                  2,885,628
QS Legg Mason Partners Variable Income Trust
   Dynamic Multi Strategy Portfolio                       8,709                 -        8,709              5,832            24       5,856           2,853              (345)                  54,724                    54,379                     57,232
Pioneer Variable Contracts Trust
   Fund Portfolio                                         4,762            98,853      103,615              8,050            27       8,077          95,538           (31,233)                  98,499                    67,266                    162,804
   Bond Portfolio                                     1,319,690                 -    1,319,690            565,577         3,661     569,238         750,452          (111,868)               2,461,173                 2,349,305                  3,099,757
   Strategic Income Portfolio                           385,344                 -      385,344            160,694         1,149     161,843         223,501            (9,942)                 748,179                   738,237                    961,738
   Equity Income Portfolio                              294,353         4,873,695    5,168,048            154,588           807     155,395       5,012,653          (617,892)              (1,904,904)               (2,522,796)                 2,489,857
   High Yield Portfolio                                  57,014                 -       57,014             15,818           109      15,927          41,087            22,532                   84,106                   106,638                    147,725
Prudential Series Funds
   Jennison 20/20 Focus Portfolio                             -                 -            -              4,589            54       4,643          (4,643)            7,583                   78,166                    85,749                     81,106
   Natural Resources Portfolio                                -                 -            -              8,535            69       8,604          (8,604)           (3,193)                  54,638                    51,445                     42,841
   SP Prudential US Emerging Growth Portfolio                 -                 -            -              5,784            22       5,806          (5,806)           50,509                   84,206                   134,715                    128,909
Royce Capital Fund
   Micro-Cap Portfolio                                        -            42,690       42,690              5,927            29       5,956          36,734           (13,284)                  53,000                    39,716                     76,450
   Small Cap Portfolio                                   35,858         1,034,690    1,070,548            110,419           783     111,202         959,346          (402,559)                 812,045                   409,486                  1,368,832
Alps Fund
   Alerian Energy Infrastructure Portfolio               27,954                 -       27,954             22,151            72      22,223           5,731            58,726                  227,886                   286,612                    292,343
   Red Rocks Listed Private Equity Portfolio                  -            15,882       15,882             17,220           159      17,379          (1,497)           (6,861)                 431,433                   424,572                    423,075

        The accompanying notes are an integral part of these financial statements

                                            21

                         Midland National Life Insurance Company
                                    Separate Account C
                                 Statements of Operations
                               Year Ended December 31, 2019
------------------------------------------------------------------------------------------

                                                                                                  Administrative                                                                    Change in Net          Realized and Change     Net Increase (Decrease)
                                                                                    Investment     Expense and       Contract                 Net Investment   Net Realized    Unrealized Appreciation     in Unrealized Gains          in Net Assets
                                                      Dividend     Capital Gains      Income      Mortality and     Maintenance   Expenses    Income (Loss)   Gain (Loss) on      (Depreciation) on       (Losses) on Investments Resulting from Operations
                                                     Income (a)   Distributions (b) (c)=(a+b)    Expense Risk (d)   Charge (e)    (f)=(d+e)     (g)=(c-f)     Investments (h)      Investments (i)              (j)=(h+i)                 (k)=(g+j)
                                                     -----------  ----------------  -----------  -----------------  ------------  ----------  --------------  ---------------- ------------------------  ------------------------ --------------------------
American Funds IS
   Asset Allocation Fund                              1,019,513         2,441,609    3,461,122            659,227         2,728     661,955       2,799,167           462,452                5,716,471                 6,178,923                  8,978,090
   Blue Chip Income and Growth Fund                     581,115         2,238,042    2,819,157            370,781        11,892     382,673       2,436,484           (54,114)               2,740,334                 2,686,220                  5,122,704
   Ultra-Short Bond Fund                                183,096                 -      183,096            151,919           931     152,850          30,246            39,500                  (60,977)                  (21,477)                     8,769
   Capital Income Builder Fund                          414,509                 -      414,509            200,961           786     201,747         212,762           137,874                1,953,927                 2,091,801                  2,304,563
   Global Growth Fund                                    99,195           486,516      585,711            120,081           481     120,562         465,149           230,539                1,859,086                 2,089,625                  2,554,774
   Global Growth and Income Fund                        186,839           512,275      699,114            130,849           367     131,216         567,898           334,755                1,648,278                 1,983,033                  2,550,931
   Global Small Capitalization Fund                         289           216,971      217,260             47,926           165      48,091         169,169            70,554                  708,373                   778,927                    948,096
   Growth Fund                                          150,132         2,732,607    2,882,739            328,416         1,325     329,741       2,552,998           329,085                3,493,280                 3,822,365                  6,375,363
   Growth-Income Fund                                   492,985         3,085,899    3,578,884            392,652         1,548     394,200       3,184,684           240,141                3,043,683                 3,283,824                  6,468,508
   International Fund                                    92,096           179,022      271,118             89,337           254      89,591         181,527            32,407                1,100,480                 1,132,887                  1,314,414
   International Growth and Income Fund                 145,744            63,683      209,427             74,491           274      74,765         134,662            72,186                  879,537                   951,723                  1,086,385
   New World Fund                                       211,088           991,642    1,202,730            338,542         2,140     340,682         862,048           249,999                5,134,920                 5,384,919                  6,246,967
   U.S. Government/AAA-Rated Securities Fund            263,264                 -      263,264            145,653           287     145,940         117,324             5,072                  267,994                   273,066                    390,390
Invesco Oppenheimer
   Total Return Bond Fund                                53,144                 -       53,144             23,914           165      24,079          29,065            (4,381)                  87,084                    82,703                    111,768
   Discovery Mid Cap Growth Fund                              -           203,618      203,618             22,120           192      22,312         181,306             9,754                  305,790                   315,544                    496,850
   Global Multi-Alternatives Fund                           852                 -          852                301             5         306             546            (1,322)                   3,595                     2,273                      2,819
   Global Fund                                           28,782           650,011      678,793             56,515           281      56,796         621,997          (102,114)                 589,261                   487,147                  1,109,144
   International Growth Fund                             56,817           392,824      449,641            109,198           654     109,852         339,789             3,180                1,627,064                 1,630,244                  1,970,033
   Main Street Fund                                      55,738         1,105,689    1,161,427             92,071        15,945     108,016       1,053,411            17,346                  669,538                   686,884                  1,740,295
   Main Street Small Cap Fund                                 -           413,476      413,476             55,536           203      55,739         357,737              (526)                 562,393                   561,867                    919,604
T. Rowe Price
   Blue Chip Growth Portfolio                                 -         1,077,435    1,077,435            432,991         2,327     435,318         642,117           988,118                6,026,756                 7,014,874                  7,656,991
   Health Sciences Portfolio                                  -           700,271      700,271            167,000         1,030     168,030         532,241           466,002                2,082,342                 2,548,344                  3,080,585
John Hancock Variable Insurance Trust
   Financial Industries Portfolio                        13,356            18,099       31,455              3,942            22       3,964          27,491              (465)                  45,261                    44,796                     72,287
   Fundamental All Cap Core Portfolio                       175             5,407        5,582                874             6         880           4,702              (485)                  13,695                    13,210                     17,912
   Select Bond Portfolio                                  3,388                 -        3,388                809             4         813           2,575             1,348                   (1,052)                      296                      2,871
   Strategic Income Opportunities Portfolio               6,328                 -        6,328              2,391            10       2,401           3,927                78                    9,101                     9,179                     13,106
Federated
   High Income Bond Portfolio                                 -                 -            -              1,293            20       1,313          (1,313)               61                   10,762                    10,823                      9,510
   Kaufmann Portfolio                                         -                 -            -              2,506            24       2,530          (2,530)            1,543                   41,046                    42,589                     40,059
   Managed Volatility Portfolio                               -                 -            -                 63             -          63             (63)                2                    1,469                     1,471                      1,408

        The accompanying notes are an integral part of these financial statements

                                            22

                         Midland National Life Insurance Company
                                    Separate Account C
                           Statements of Changes in Net Assets
                               Year Ended December 31, 2019
------------------------------------------------------------------------------------------

                                                                      Net Increase                                                                                                                       Net Increase (Decrease)    Total Increase   Net Assets
                                                     Net Assets     (Decrease) in Net                                                                             Transfers        Interfund and Net       in Net Assets from       (Decrease) in      End of
                                                      Beginning     Assets Resulting          Net         Transfers of      Transfers of     Transfers of          of Other       Transfers (to) from   Capital Share Transactions    Net Assets        Year
                                                     of Year (a)   from Operations (b)   Premiums (c)   Policy Loans (d)   Surrenders (e)  Death Benefits (f)  Terminations (g)   General Account (h)       (i)=(c+d+e+f+g+h)         (j)=(b+i)       (k)=(a+j)
                                                     ------------  --------------------  -------------- -----------------  --------------- ------------------  -----------------  --------------------  --------------------------  ---------------  ------------
Fidelity Variable Insurance Products
   Government Money Market Portfolio                 $ 11,296,135             $ 47,037        $ 92,107            $ (558)      $ (870,372)        $ (108,952)        $ (300,772)         $ (3,764,908)               $ (4,953,455)    $ (4,906,418)  $ 6,389,717
   High Income Portfolio                               4,109,077               904,186       1,516,557              (886)        (316,988)        (1,001,555)          (327,879)            7,177,175                   7,046,424        7,950,610    12,059,687
   Equity-Income Portfolio                             6,570,148             1,605,583         300,652               (65)        (844,201)           (61,934)          (175,289)             (228,028)                 (1,008,865)         596,718     7,166,866
   Growth Portfolio                                    6,756,009             1,994,019         177,410              (232)        (801,289)           (60,256)          (371,555)               35,013                  (1,020,909)         973,110     7,729,119
   Overseas Portfolio                                  5,760,737             1,425,246          96,203            (1,210)        (614,125)           (64,104)          (242,992)              205,619                    (620,609)         804,637     6,565,374
   Mid Cap Portfolio                                  12,880,026             2,753,533       1,450,432            (6,718)        (626,403)          (555,372)          (363,876)             (288,576)                   (390,513)       2,363,020    15,243,046
   Asset Manager Portfolio                               988,568               163,952             286               (55)         (44,464)            (6,291)           (18,204)              100,917                      32,189          196,141     1,184,709
   Investment Grade Bond Portfolio                     3,319,039               268,371          30,831               278         (383,822)           (16,539)          (123,577)              323,889                    (168,940)          99,431     3,418,470
   Index 500 Portfolio                                15,222,800             4,570,088       4,286,048            (2,960)      (1,658,256)          (180,712)          (416,957)             (269,047)                  1,758,116        6,328,204    21,551,004
   Contrafund Portfolio                               26,061,685             7,603,396       4,188,399            (8,500)      (1,298,974)          (674,588)          (930,904)           (1,080,950)                    194,483        7,797,879    33,859,564
   Asset Manager: Growth Portfolio                       692,215               139,551          23,876              (471)         (35,162)                 -            (46,319)               24,328                     (33,748)         105,803       798,018
   Balanced Portfolio                                  2,415,987               544,284          17,729               (90)        (197,482)           (42,982)           (97,761)              354,946                      34,360          578,644     2,994,631
   Growth & Income Portfolio                           1,369,397               416,068          22,748              (244)         (60,484)           (42,572)           (45,948)                7,506                    (118,994)         297,074     1,666,471
   Growth Opportunities Portfolio                      2,202,365             1,026,432       1,370,171                 -         (735,611)           (16,875)           (73,544)            1,121,830                   1,665,971        2,692,403     4,894,768
   Value Strategies Portfolio                          3,481,341             1,117,073         475,161               (27)         (79,061)          (228,265)           (86,810)             (467,348)                   (386,350)         730,723     4,212,064
   Strategic Income Portfolio                          9,340,409               883,435       2,118,504                 -         (498,181)          (468,001)          (399,836)              914,100                   1,666,586        2,550,021    11,890,430
   Emerging Markets Portfolio                          3,145,115               867,411         527,790                 -         (130,077)           (56,441)          (132,675)             (135,470)                     73,127          940,538     4,085,653
   Real Estate Portfolio                              13,743,142             2,997,518       3,604,600                 -         (580,427)          (672,948)          (532,239)              648,297                   2,467,283        5,464,801    19,207,943
   Funds Manager 50% Portfolio                         3,305,990               616,378       1,886,565                 -          (28,214)                 -           (105,139)             (144,030)                  1,609,182        2,225,560     5,531,550
   Funds Manager 70% Portfolio                         2,187,534               505,912         704,309                 -           (6,693)           (84,411)           (70,102)              (21,005)                    522,098        1,028,010     3,215,544
   Funds Manager 85% Portfolio                           881,870               200,203         254,803                 -         (350,600)                 -            (46,834)               17,838                    (124,793)          75,410       957,280
   Government Money Market Portfolio Service Class 2   2,550,426                15,416         103,232                 -         (260,531)          (536,771)          (179,605)            2,090,184                   1,216,509        1,231,925     3,782,351
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                       1,243,684               223,286         359,218               (23)         (99,799)           (64,066)           (37,197)                5,574                     163,707          386,993     1,630,677
   Capital Appreciation Fund                           1,560,985               554,041          11,534               475          (71,680)            (6,233)           (26,341)              314,002                     221,757          775,798     2,336,783
   International Fund                                  2,900,218               744,711          20,846            (4,373)        (277,746)           (88,302)          (121,477)              478,768                       7,716          752,427     3,652,645
   Value Fund                                         49,039,862            12,659,252       8,849,608            (4,040)      (2,404,823)        (2,574,519)        (1,491,383)             (236,545)                  2,138,298       14,797,550    63,837,412
   Income & Growth Fund                                1,478,926               305,139         286,700               510         (199,479)           (19,205)           (51,163)              (14,431)                      2,932          308,071     1,786,997
   Inflation Protection Fund                           5,679,743               406,676         602,025              (214)        (570,441)          (200,079)          (251,604)             (195,724)                   (616,037)        (209,361)    5,470,382
   Large Company Value Fund                              431,595               124,055           5,502                 -          (13,823)           (23,831)           (28,445)               86,909                      26,312          150,367       581,962
   Mid Cap Value Fund                                 20,178,339             5,765,154       5,900,733               387       (1,122,668)          (593,643)          (978,216)             (159,648)                  3,046,945        8,812,099    28,990,438
   Ultra Fund                                          4,360,242             1,258,106         358,216                 -         (312,483)           (79,212)          (194,225)             (543,506)                   (771,210)         486,896     4,847,138
MFS Variable Insurance Trust
   Research Series                                       544,784               149,489             491                 -           (4,597)                 -            (13,318)             (152,506)                   (169,930)         (20,441)      524,343
   Growth Series                                       1,590,189               618,713          14,776               382         (192,372)            (2,604)           (26,478)              274,949                      68,653          687,366     2,277,555
   Investors Trust Series                                247,965                72,148           4,930               631           (2,851)            (3,689)           (14,284)                8,119                      (7,144)          65,004       312,969
   New Discovery Series                                3,381,752             1,446,431       1,122,084               291         (197,659)          (124,802)          (129,331)              269,798                     940,381        2,386,812     5,768,564
   Corporate Bond Portfolio                            3,009,012               381,275       1,044,254                 -         (147,437)           (34,398)          (148,971)             (106,781)                    606,667          987,942     3,996,954
   Emerging Markets Equity Portfolio                   2,677,402               560,903       1,117,841                 -          (96,554)          (110,942)           (52,072)             (129,083)                    729,190        1,290,093     3,967,495
   Technology Portfolio                                3,062,555             1,088,325         827,453                 -         (170,084)           (54,488)          (153,533)              (63,826)                    385,522        1,473,847     4,536,402
   Global Tactical Allocation Portfolio                1,019,727               135,123         102,521                 -          (35,302)           (21,834)           (45,417)              207,904                     207,872          342,995     1,362,722
   International Intrinsic Value Portfolio            11,345,060             2,772,095       2,544,044                 -         (446,210)          (328,216)          (415,716)             (592,458)                    761,444        3,533,539    14,878,599
   Utilities Series Portfolio                          8,005,693             1,960,969       1,744,015                 -         (255,083)          (226,289)          (297,136)               89,847                   1,055,354        3,016,323    11,022,016
   Blended Research Core Equity Portfolio              2,091,274               510,041         194,734                 -          (14,539)          (139,484)           (21,543)             (798,188)                   (779,020)        (268,979)    1,822,295
   Global Real Estate Portfolio                                -                 9,896         240,595                 -                -                  -             (1,497)               88,184                     327,282          337,178       337,178

        The accompanying notes are an integral part of these financial statements

                                            23

                         Midland National Life Insurance Company
                                    Separate Account C
                           Statements of Changes in Net Assets
                               Year Ended December 31, 2019
------------------------------------------------------------------------------------------

                                                                      Net Increase                                                                                                                       Net Increase (Decrease)    Total Increase   Net Assets
                                                     Net Assets     (Decrease) in Net                                                                             Transfers        Interfund and Net       in Net Assets from       (Decrease) in      End of
                                                      Beginning     Assets Resulting          Net         Transfers of      Transfers of     Transfers of          of Other       Transfers (to) from   Capital Share Transactions    Net Assets        Year
                                                     of Year (a)   from Operations (b)   Premiums (c)   Policy Loans (d)   Surrenders (e)  Death Benefits (f)  Terminations (g)   General Account (h)       (i)=(c+d+e+f+g+h)         (j)=(b+i)       (k)=(a+j)
                                                     ------------  --------------------  -------------- -----------------  --------------- ------------------  -----------------  --------------------  --------------------------  ---------------  ------------
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                           1,418,592               291,932          50,482                 -          (58,355)           (15,517)           (38,919)                4,197                     (58,112)         233,820     1,652,412
   Mid-Cap Stock Portfolio                             2,017,140               402,397          37,714            (1,020)        (165,649)           (45,961)           (80,339)              (96,623)                   (351,878)          50,519     2,067,659
   International Opportunities Portfolio               5,854,396               650,258          23,734               122         (322,007)          (117,948)          (120,595)           (5,967,960)                 (6,504,654)      (5,854,396)            -
   Bond-Debenture Portfolio                           17,841,186             2,194,244       3,657,965                 -         (981,992)          (515,118)          (656,661)            1,472,979                   2,977,173        5,171,417    23,012,603
   Fundamental Equity Portfolio                        1,512,416               295,932          61,915                 -          (28,536)           (42,674)           (62,327)               20,795                     (50,827)         245,105     1,757,521
   Developing Growth Portfolio                         2,539,423               603,700         552,517                 -          (14,409)          (130,628)           (68,151)             (530,690)                   (191,361)         412,339     2,951,762
   Short Duration Income Portfolio                    16,864,578               579,200       6,133,460                 -       (1,700,243)          (889,050)          (895,259)             (564,729)                  2,084,179        2,663,379    19,527,957
Alger Fund
   LargeCap Growth Portfolio                           5,649,133             1,360,000          42,789            (2,163)        (687,854)           (78,759)          (170,248)             (486,599)                 (1,382,834)         (22,834)    5,626,299
   MidCap Growth Portfolio                             3,315,112               954,979          40,023              (506)        (279,943)           (43,401)          (129,396)              544,407                     131,184        1,086,163     4,401,275
   Capital Appreciation Portfolio                      3,107,490               924,610          41,060                 -         (425,734)            (2,561)           (53,055)              (72,589)                   (512,879)         411,731     3,519,221
   SmallCap Growth Portfolio                             640,494               174,362           1,203               421          (44,561)                 -             (5,503)              (41,346)                    (89,786)          84,576       725,070
   Capital Appreciation Portfolio Class S             35,116,472            10,740,212       3,194,333                 -       (1,536,309)        (1,878,558)        (1,231,912)           (1,661,975)                 (3,114,421)       7,625,791    42,742,263
Calvert Variable Series, Inc.
   Mid Cap Growth Portfolio                            1,951,529               596,895         132,200               291          (18,648)              (978)           (65,460)              169,951                     217,356          814,251     2,765,780
   S&P 500 Index Portfolio                             1,335,229               356,153           9,860                 -         (174,315)           (15,560)           (42,618)              (24,355)                   (246,988)         109,165     1,444,394
   SRI Balanced Portfolio                                256,115                83,273         315,576                 -                -                  -             (6,490)              320,831                     629,917          713,190       969,305
Invesco Variable Insurance Funds
   Technology Fund                                       887,568               303,096          13,495               198          (35,594)            (8,433)           (17,636)               55,539                       7,569          310,665     1,198,233
   Managed Volatility Fund                               856,720               138,779           8,139                 -          (17,248)           (21,241)           (19,077)              (60,051)                   (109,478)          29,301       886,021
   Diversified Dividend Fund                             716,583               168,467           6,291               (25)         (68,513)                 -            (19,323)                1,160                     (80,410)          88,057       804,640
   Health Care Fund                                    1,474,378               424,541          11,322               (30)        (154,979)           (16,003)           (31,183)              (13,049)                   (203,922)         220,619     1,694,997
   Global Real Estate Fund                               168,990                40,853             202                 -          (18,577)           (33,644)           (18,534)              132,021                      61,468          102,321       271,311
   International Growth Fund                             153,261                40,668               -                 -          (18,059)            (6,522)           (28,334)              172,821                     119,906          160,574       313,835
   Mid Cap Core Equity Fund                              220,938                50,712             848                 -          (10,889)            (5,463)           (18,602)               57,894                      23,788           74,500       295,438
J.P. Morgan Series Trust II
   Core Bond Portfolio                                 3,189,953               160,387          23,337            (1,146)        (417,373)           (79,643)           (96,319)             (700,194)                 (1,271,338)      (1,110,951)    2,079,002
   Small Cap Core Portfolio                            1,781,995               406,518          20,144               (55)        (160,002)            (8,694)           (62,613)              209,970                      (1,250)         405,268     2,187,263
Rydex Variable Trust
   Nova Fund                                             701,253               274,083           6,368               291          (38,576)            (9,919)            (5,543)              (80,729)                   (128,108)         145,975       847,228
   NASDAQ-100 Fund                                     1,057,358               337,938           7,709                 -          (53,347)           (11,499)           (13,234)               15,952                     (54,419)         283,519     1,340,877
   U.S. Government Money Market Fund                     445,354                  (999)              1                 -          (56,614)           (22,372)           (22,955)             (218,384)                   (320,324)        (321,323)      124,031
   Inverse S&P 500 Strategy Fund                          57,051               (13,446)             60                 -                -               (201)            (1,074)                 (732)                     (1,947)         (15,393)       41,658
   Inverse NASDAQ-100 Strategy Fund                       49,606               (14,523)          5,133                 -                -             (6,295)              (206)                2,072                         704          (13,819)       35,787
   Inverse Government Long Bond Strategy Fund             36,479                (4,088)              -                 -                -                  -               (290)              (20,903)                    (21,193)         (25,281)       11,198
   Government Long Bond 1.2x Strategy                    155,464                58,494              49                 -          (35,352)            (3,871)           (13,565)              (36,550)                    (89,289)         (30,795)      124,669
   NASDAQ-100 2x Strategy Fund                                 -                     -               -                 -                -                  -                  -                     -                           -                -             -
   Inverse Dow 2x Strategy Fund                                -                     -               -                 -                -                  -                  -                     -                           -                -             -
Rydex Variable Insurance Funds
   Biotechnology Fund                                  5,377,373             1,187,872         207,681                 -         (191,220)          (119,046)          (233,674)             (170,429)                   (506,688)         681,184     6,058,557
   S&P 500 Pure Growth Fund                            3,449,466               854,677         527,095                 -          (99,581)          (274,077)           (98,600)              (68,464)                    (13,627)         841,050     4,290,516
   S&P MidCap 400 Pure Growth Fund                     1,402,480               195,111          24,660                 -          (23,733)            (9,247)           (31,168)               27,305                     (12,183)         182,928     1,585,408
Guggenheim Variable Insurance Funds
   Long Short Equity Fund                                617,103                31,467         164,239               421           (6,171)            (8,329)           (17,608)               44,154                     176,706          208,173       825,276
   Multi-Hedge Strategies Fund                         2,257,538                78,733          87,797                 -          (87,013)          (249,289)           (81,341)               (1,252)                   (331,098)        (252,365)    2,005,173
   Global Managed Futures Strategy Fund                  392,483                 6,613           5,891                 -           (2,641)           (11,762)           (25,275)                1,917                     (31,870)         (25,257)      367,226
   Small Cap Value Fund                                2,355,101               485,028         246,086                 -          (89,132)           (21,476)          (105,162)             (122,720)                    (92,404)         392,624     2,747,725

        The accompanying notes are an integral part of these financial statements

                                            24

                         Midland National Life Insurance Company
                                    Separate Account C
                           Statements of Changes in Net Assets
                               Year Ended December 31, 2019
------------------------------------------------------------------------------------------

                                                                      Net Increase                                                                                                                       Net Increase (Decrease)    Total Increase   Net Assets
                                                     Net Assets     (Decrease) in Net                                                                             Transfers        Interfund and Net       in Net Assets from       (Decrease) in      End of
                                                      Beginning     Assets Resulting          Net         Transfers of      Transfers of     Transfers of          of Other       Transfers (to) from   Capital Share Transactions    Net Assets        Year
                                                     of Year (a)   from Operations (b)   Premiums (c)   Policy Loans (d)   Surrenders (e)  Death Benefits (f)  Terminations (g)   General Account (h)       (i)=(c+d+e+f+g+h)         (j)=(b+i)       (k)=(a+j)
                                                     ------------  --------------------  -------------- -----------------  --------------- ------------------  -----------------  --------------------  --------------------------  ---------------  ------------
ProFunds VP
   Access VP High Yield Fund                             258,731                19,566              41                 -          (11,952)           (18,320)           (10,710)              (92,069)                   (133,010)        (113,444)      145,287
   Asia 30                                                60,652                 8,504               -                 -             (997)            (2,071)            (2,743)                6,502                         691            9,195        69,847
   Banks                                                  43,616                13,610               1                 -                -             (2,926)            (2,278)                  363                      (4,840)           8,770        52,386
   Basic Materials                                        42,888                 5,150               2                 -          (11,266)            (9,970)            (1,836)                    1                     (23,069)         (17,919)       24,969
   Bear                                                   87,088               (20,400)            198                 -           (9,081)            (3,377)            (1,916)                2,027                     (12,149)         (32,549)       54,539
   Biotechnology                                         321,578                36,514             454                 -          (36,264)           (17,262)           (16,031)               30,080                     (39,023)          (2,509)      319,069
   Bull                                                  687,801               218,722           1,298                 -          (51,168)           (34,205)           (69,003)              571,107                     418,029          636,751     1,324,552
   Consumer Goods                                         76,661                24,387             487                 -           (6,548)                 -             (8,244)               57,771                      43,466           67,853       144,514
   Consumer Services                                     123,818                28,477              27                 -          (32,625)            (1,767)           (10,570)                7,684                     (37,251)          (8,774)      115,044
   Dow 30                                                151,386                25,401               -                 -                -                  -             (6,750)              (30,037)                    (36,787)         (11,386)      140,000
   Emerging Markets                                       71,589                11,944               -                 -           (9,142)                 -             (5,465)               (7,984)                    (22,591)         (10,647)       60,942
   Europe 30                                              70,156                 9,990               2                 -          (11,157)                 -             (3,702)                   (1)                    (14,858)          (4,868)       65,288
   Falling U.S. Dollar                                    32,846                (1,387)              1                 -                -                  -             (2,781)                   (1)                     (2,781)          (4,168)       28,678
   Financials                                             49,249                11,352               -                 -           (2,379)                 -             (2,265)               17,078                      12,434           23,786        73,035
   Health Care                                           490,365                54,291              30                 -          (16,246)          (109,338)           (18,234)              (90,340)                   (234,128)        (179,837)      310,528
   Industrials                                           110,012                32,060             106                 -           (5,371)           (13,950)            (8,084)               72,920                      45,621           77,681       187,693
   International                                          44,929                 7,148               -                 -                -                  -             (6,686)                   (1)                     (6,687)             461        45,390
   Internet                                              385,249                62,002             444                 -          (31,313)           (73,445)           (11,137)              (63,728)                   (179,179)        (117,177)      268,072
   Japan                                                  47,826                 7,628               -                 -           (2,096)           (12,496)              (645)               (1,366)                    (16,603)          (8,975)       38,851
   Large-Cap Growth                                      740,051               178,070             585                 -          (31,079)                 -            (43,245)               24,293                     (49,446)         128,624       868,675
   Large-Cap Value                                       439,372               100,073             482                 -          (10,197)                 -            (18,483)               58,943                      30,745          130,818       570,190
   Mid-Cap                                             2,630,056               275,135           1,604                 -          (74,578)                 -            (92,896)              238,306                      72,436          347,571     2,977,627
   Mid-Cap Growth                                        276,021                56,287               5                 -          (17,853)            (2,820)           (29,168)               15,338                     (34,498)          21,789       297,810
   Mid-Cap Value                                         114,532                21,273               -                 -          (19,058)            (5,699)            (8,933)               (2,481)                    (36,171)         (14,898)       99,634
   Government Money Market                             5,522,693               (60,519)          4,649                 -         (280,641)          (527,026)          (374,001)           (1,372,828)                 (2,549,847)      (2,610,366)    2,912,327
   Oil & Gas                                             410,449                18,401               1                 -           (3,471)           (37,299)           (20,091)              (84,793)                   (145,653)        (127,252)      283,197
   NASDAQ-100                                            685,118               211,033             446                 -          (65,111)           (34,877)           (49,503)              (61,726)                   (210,771)             262       685,380
   Pharmaceuticals                                       112,035                12,095             456                 -                -            (38,819)            (6,593)                4,434                     (40,522)         (28,427)       83,608
   Precious Metals                                       580,199               248,250             202                 -          (25,889)           (87,906)           (41,397)               52,472                    (102,518)         145,732       725,931
   Real Estate                                           233,780                55,243               -                 -           (3,777)            (5,907)           (12,680)              (16,338)                    (38,702)          16,541       250,321
   Rising Rates Opportunity                              106,509               (10,413)              -                 -             (704)            (2,793)            (4,095)              (52,406)                    (59,998)         (70,411)       36,098
   Semiconductor                                          33,289                24,947               1                 -                -                  -             (5,274)               59,807                      54,534           79,481       112,770
   Short Dow 30                                            3,664                  (775)              -                 -                -                  -                (66)                   (2)                        (68)            (843)        2,821
   Short Emerging Markets                                      -                     -               -                 -                -                  -                  -                     -                           -                -             -
   Short International                                    19,689                (3,198)              1                 -           (6,040)            (2,854)               (47)                   62                      (8,878)         (12,076)        7,613
   Short Mid-Cap                                           3,990                (1,022)              -                 -                -                  -                (63)                  102                          39             (983)        3,007
   Short NASDAQ-100                                          405                  (121)              -                 -                -                  -                (42)                    1                         (41)            (162)          243
   Short Small-Cap                                        20,735                (3,911)              -                 -           (7,513)            (3,585)              (118)                  107                     (11,109)         (15,020)        5,715
   Small-Cap                                             209,307                42,382               1                 -          (51,096)            (2,695)           (22,826)              109,159                      32,543           74,925       284,232
   Small-Cap Growth                                      257,385                39,533              25                 -          (18,582)            (9,392)           (15,432)              (32,327)                    (75,708)         (36,175)      221,210
   Small-Cap Value                                        86,612                16,387              31                 -                -                  -             (6,117)                  306                      (5,780)          10,607        97,219
   Technology                                            152,767                76,703             139                 -           (6,493)            (3,512)           (13,663)              115,467                      91,938          168,641       321,408
   Telecommunications                                     13,550                 1,763               2                 -                -             (4,735)            (5,938)                  364                     (10,307)          (8,544)        5,006
   U.S. Government Plus                                  257,704                18,751             199                 -           (2,110)           (30,229)            (9,719)              (87,523)                   (129,382)        (110,631)      147,073
   UltraBull                                             466,571               241,316             485                 -          (45,128)           (54,136)            (9,715)               (5,644)                   (114,138)         127,178       593,749
   UltraMid-Cap                                          610,133               259,876               -                 -          (26,876)            (1,360)           (16,872)             (412,165)                   (457,273)        (197,397)      412,736
   UltraNASDAQ-100                                       346,340               224,017               -                 -          (69,358)           (87,511)           (14,487)               67,109                    (104,247)         119,770       466,110
   UltraShort Dow 30                                       3,200                (6,934)              1                 -                -                  -                  -                 5,623                       5,624           (1,310)        1,890
   UltraShort NASDAQ-100                                   4,703                 2,617               -                 -                -                  -                  -                (5,108)                     (5,108)          (2,491)        2,212
   UltraSmall-Cap                                        137,118                69,545             486                 -          (12,128)           (42,712)            (1,105)              (11,205)                    (66,664)           2,881       139,999
   Utilities                                              78,896                21,753           1,097                 -           (4,481)            (8,402)           (19,694)               17,988                     (13,492)           8,261        87,157

        The accompanying notes are an integral part of these financial statements

                                            25

                         Midland National Life Insurance Company
                                    Separate Account C
                           Statements of Changes in Net Assets
                               Year Ended December 31, 2019
------------------------------------------------------------------------------------------

                                                                      Net Increase                                                                                                                       Net Increase (Decrease)    Total Increase   Net Assets
                                                     Net Assets     (Decrease) in Net                                                                             Transfers        Interfund and Net       in Net Assets from       (Decrease) in      End of
                                                      Beginning     Assets Resulting          Net         Transfers of      Transfers of     Transfers of          of Other       Transfers (to) from   Capital Share Transactions    Net Assets        Year
                                                     of Year (a)   from Operations (b)   Premiums (c)   Policy Loans (d)   Surrenders (e)  Death Benefits (f)  Terminations (g)   General Account (h)       (i)=(c+d+e+f+g+h)         (j)=(b+i)       (k)=(a+j)
                                                     ------------  --------------------  -------------- -----------------  --------------- ------------------  -----------------  --------------------  --------------------------  ---------------  ------------
VanEck Worldwide Insurance Trust
   Global Hard Assets Fund                             5,266,523               522,916         117,956               349         (351,436)           (76,345)          (129,484)              301,064                    (137,896)         385,020     5,651,543
   Emerging Markets Fund                               1,457,114               410,141          17,924               133         (121,732)           (13,518)           (34,595)              (92,880)                   (244,668)         165,473     1,622,587
   Unconstrained Emerging Markets Bond Fund              492,835                58,517           5,501                 -          (61,857)               (80)            (7,439)              (25,616)                    (89,491)         (30,974)      461,861
Janus Henderson Series
   Global Technology Portfolio                         3,437,928             1,530,270       1,113,788                 -         (243,845)            (1,675)          (107,102)             (124,118)                    637,048        2,167,318     5,605,246
   Overseas Portfolio                                    395,000                97,908          15,601                 -          (19,382)                 -             (5,350)                4,525                      (4,606)          93,302       488,302
   Research Portfolio                                    464,875               136,378          34,203                 -           (1,097)                 -            (21,365)              (76,893)                    (65,152)          71,226       536,101
   Enterprise Services Portfolio                      16,238,499             5,703,336       6,020,510                 -       (1,012,503)        (1,094,077)          (595,798)             (394,128)                  2,924,004        8,627,340    24,865,839
   Global Research Portfolio                             683,618               202,391         288,564                 -          (11,486)          (178,495)            (6,952)               (8,373)                     83,258          285,649       969,267
   Mid Cap Value Portfolio                             2,579,014               751,461         435,319                 -         (232,111)          (109,661)          (149,036)              202,508                     147,019          898,480     3,477,494
   Balanced Portfolio                                 24,628,415             5,943,506      12,307,554                 -         (890,938)        (1,116,750)        (1,124,952)            1,576,346                  10,751,260       16,694,766    41,323,181
   Flexible Bond Portfolio                             5,303,727               403,872       2,172,048                 -         (357,502)          (113,537)          (186,997)             (227,087)                  1,286,925        1,690,797     6,994,524
   GI Unconstrained Bond Portfolio                       942,017                (9,473)            113                 -                -            (12,643)              (240)             (919,774)                   (932,544)        (942,017)            -
PIMCO Variable Insurance Trust
   Total Return Portfolio                             47,287,227             3,180,673       4,931,328            (6,358)      (2,960,962)        (1,668,926)        (2,026,570)            1,319,963                    (411,525)       2,769,148    50,056,375
   Low Duration Portfolio                             24,682,261               625,999       5,597,025                 -       (1,021,953)          (972,764)        (1,152,376)           (2,468,454)                    (18,522)         607,477    25,289,738
   High Yield Portfolio                                7,294,631             1,069,806       1,512,168                41         (573,484)          (195,992)          (298,297)            3,069,784                   3,514,220        4,584,026    11,878,657
   Real Return Portfolio                              20,301,950             1,378,083       2,658,714                 -         (737,626)          (943,364)          (730,955)             (405,744)                   (158,975)       1,219,108    21,521,058
   All Asset Portfolio                                 4,586,867               436,737          41,041                 -          (88,514)          (426,382)          (140,419)              (59,106)                   (673,380)        (236,643)    4,350,224
   Global Managed Asset Allocation Portfolio             440,541                69,801         104,616                 -          (17,467)           (61,200)           (28,929)               62,364                      59,384          129,185       569,726
   Short-Term Portfolio                               47,247,593               583,785       6,604,106                 -       (2,575,487)        (3,308,057)        (2,174,326)           (1,581,787)                 (3,035,551)      (2,451,766)   44,795,827
   Emerging Markets Bond Portfolio                     1,578,041               215,717         299,962                 -          (49,564)           (36,984)           (63,922)               44,312                     193,804          409,521     1,987,562
   Global Bond Opportunities Portfolio                   341,868                15,736           6,433                 -           (5,830)                 -            (12,861)                6,392                      (5,866)           9,870       351,738
   Commodity Real Return Strategy Portfolio            5,142,150               500,758         159,276                 -         (248,664)          (283,621)          (175,360)              149,670                    (398,699)         102,059     5,244,209
   International Bond (USD-Hedged) Portfolio           1,539,607                90,972         448,026                 -          (24,484)           (20,691)           (82,419)               66,014                     386,446          477,418     2,017,025
   Dynamic Bond Adv Portfolio                          2,152,016                75,385         375,609                 -          (48,301)          (216,117)           (71,050)              307,361                     347,502          422,887     2,574,903
   Income Advisor Portfolio                           24,253,965             1,910,546       9,007,561                 -         (546,277)          (107,639)        (1,588,128)            1,128,286                   7,893,803        9,804,349    34,058,314
Goldman Sachs Variable Insurance Trust
   Small Cap Equity Insights Fund                      1,611,852               351,351          28,093              (837)        (204,443)           (30,002)           (64,134)              (69,700)                   (341,023)          10,328     1,622,180
   Large Cap Value Fund                                  601,559                58,665           6,384                 -           (7,547)                 -             (3,432)             (410,340)                   (414,935)        (356,270)      245,289
   Mid Cap Value Fund                                  2,714,840               774,606          34,542              (107)        (309,574)           (20,765)          (113,032)              176,236                    (232,700)         541,906     3,256,746
Neuberger Berman Advisors Management Trust
   Mid-Cap Growth Portfolio                              608,374               200,068          10,643                 -          (70,808)                 -            (15,919)              259,439                     183,355          383,423       991,797
   AMT Mid Cap Intrinsic Value Portfolio                 208,610                29,639           6,149                 -           (3,820)                 -             (2,632)              109,235                     108,932          138,571       347,181
BNY Mellon Variable Investment Fund
   Appreciation Portfolio                                278,795                91,600             484                 -           (1,925)                 -            (33,224)               21,649                     (13,016)          78,584       357,379
   International Value Portfolio                          33,455                 4,095               1                 -           (2,138)                 -            (23,639)                  778                     (24,998)         (20,903)       12,552
   Sustainable U.S. Equity Portfolio                      29,142                11,217             456                 -                -                  -             (1,514)               15,739                      14,681           25,898        55,040
Invesco Van Kampen Variable Insurance Fund
   Growth and Income Portfolio                           485,152               106,169             163                 -          (53,088)           (39,369)           (54,457)              146,545                        (206)         105,963       591,115
   Value Opportunities Fund                               48,247                10,320               -                 -           (5,230)                 -               (915)              (26,608)                    (32,753)         (22,433)       25,814
   American Value Fund                                   136,422                28,718               -                 -             (548)                 -             (9,185)                2,237                      (7,496)          21,222       157,644
Morgan Stanley Variable Institutional Funds
   Emerging Markets Debt Portfolio                       104,046                10,779             105                 -           (1,141)           (29,002)           (20,759)                 (545)                    (51,342)         (40,563)       63,483
   Emerging Markets Equity Portfolio                     318,320                36,954             229                 -          (17,650)           (46,802)           (38,745)              (42,822)                   (145,790)        (108,836)      209,484
   Discovery Portfolio                                   134,709                55,939               1                 -          (10,023)                 -             (4,449)              (93,421)                   (107,892)         (51,953)       82,756
   U.S. Real Estate Portfolio                            148,599                21,970             467                 -          (13,308)           (36,997)            (8,551)                9,202                     (49,187)         (27,217)      121,382

        The accompanying notes are an integral part of these financial statements

                                            26

                         Midland National Life Insurance Company
                                    Separate Account C
                           Statements of Changes in Net Assets
                               Year Ended December 31, 2019
------------------------------------------------------------------------------------------

                                                                      Net Increase                                                                                                                       Net Increase (Decrease)    Total Increase   Net Assets
                                                     Net Assets     (Decrease) in Net                                                                             Transfers        Interfund and Net       in Net Assets from       (Decrease) in      End of
                                                      Beginning     Assets Resulting          Net         Transfers of      Transfers of     Transfers of          of Other       Transfers (to) from   Capital Share Transactions    Net Assets        Year
                                                     of Year (a)   from Operations (b)   Premiums (c)   Policy Loans (d)   Surrenders (e)  Death Benefits (f)  Terminations (g)   General Account (h)       (i)=(c+d+e+f+g+h)         (j)=(b+i)       (k)=(a+j)
                                                     ------------  --------------------  -------------- -----------------  --------------- ------------------  -----------------  --------------------  --------------------------  ---------------  ------------
Northern Lights Variable Trust
   Power Income Fund                                   1,086,635                61,673          10,010                 -          (76,668)          (247,775)           (19,435)                4,676                    (329,192)        (267,519)      819,116
   Power Dividend Index Fund                          13,943,760              (664,520)      3,476,332                 -         (451,368)            (2,541)          (857,224)           (7,219,380)                 (5,054,181)      (5,718,701)    8,225,059
AB Variable Products Series
   Real Estate Investment Portfolio                    1,929,587               247,000           1,690                 -          (54,606)                 -            (12,344)           (2,111,327)                 (2,176,587)      (1,929,587)            -
   Dynamic Asset Allocation Portfolio                    909,782               231,616       1,990,360                 -           (6,115)           (24,416)           (68,455)                6,638                   1,898,012        2,129,628     3,039,410
   Small Cap Growth Portfolio                             44,952                15,481               -                 -           (4,658)                 -             (4,421)               17,461                       8,382           23,863        68,815
   Small Mid Cap Value Portfolio                       2,119,867               417,109         703,106                 -          (72,227)           (99,234)           (73,099)              (38,396)                    420,150          837,259     2,957,126
BlackRock Variable Series Fund, Inc.
   Basic Value Fund                                    3,248,128               656,927         181,326                 -         (221,530)          (345,137)           (68,273)             (100,914)                   (554,528)         102,399     3,350,527
   Capital Appreciation Fund                             888,609               249,081           2,818                 -          (27,348)          (151,054)           (18,567)              (22,548)                   (216,699)          32,382       920,991
   Equity Dividend Fund                               11,414,294             3,090,750       2,575,181                 -         (622,021)          (547,448)          (480,172)              808,411                   1,733,951        4,824,701    16,238,995
   Global Allocation Fund                             14,193,918             2,178,368         763,980                 -         (470,583)          (919,984)          (355,080)             (671,752)                 (1,653,419)         524,949    14,718,867
   Advantage Large Cap Core Fund                         754,291               174,921           5,198                 -          (12,188)          (221,873)           (26,495)                1,961                    (253,397)         (78,476)      675,815
   Large Cap Focus Growth Fund                         3,549,201             1,402,847       2,017,428                 -         (103,091)          (137,557)           (58,726)            1,128,844                   2,846,898        4,249,745     7,798,946
   60/40 Target Allocation ETF Fund                    1,124,633               387,594       2,177,523                 -          (66,706)          (251,941)           (69,078)              141,456                   1,931,254        2,318,848     3,443,481
   Total Return Portfolio                                 46,347                12,176       1,009,699                 -                -                  -                  -                33,606                   1,043,305        1,055,481     1,101,828
   S&P 500 Portfolio                                     424,266               203,745         732,839                 -                -                  -             (4,272)              (20,794)                    707,773          911,518     1,335,784
Columbia Variable Portfolio
   Contrarian Core 2 Portfolio                         3,121,580               945,048         388,547                 -         (142,201)          (177,323)          (112,196)             (127,842)                   (171,015)         774,033     3,895,613
   Dividend Opportunity Portfolio                      3,096,000               720,874         727,096                 -         (126,603)           (88,458)          (169,694)              (19,096)                    323,245        1,044,119     4,140,119
   Emerging Markets Bond Portfolio                     7,541,962               773,148         130,115                 -         (253,069)          (456,733)          (247,657)             (296,897)                 (1,124,241)        (351,093)    7,190,869
   High Yield Portfolio                                3,905,408               570,790         234,683                 -         (206,984)          (211,286)          (164,163)              466,028                     118,278          689,068     4,594,476
   Select Large-Cap Value Portfolio                      916,799               252,355         125,090                 -                -             (1,290)           (12,083)               81,213                     192,930          445,285     1,362,084
   Seligman Global Tech Portfolio                      1,010,282               628,822         834,201                 -           (2,263)           (12,132)           (52,014)               98,184                     865,976        1,494,798     2,505,080
   US Government Mortgage Portfolio                      133,229                 7,645         345,104                 -                -                  -             (6,813)              211,037                     549,328          556,973       690,202
DWS Variable Insurance Portfolios
   Equity 500 Index Portfolio                         17,052,810             5,569,987       8,733,194                 -       (1,016,129)          (818,173)          (595,840)              146,987                   6,450,039       12,020,026    29,072,836
   Small Cap Index Portfolio                           3,215,472               835,538       1,222,446                 -         (173,806)          (168,499)           (78,012)              422,354                   1,224,483        2,060,021     5,275,493
   Alternative Asset Allocation Portfolio              1,702,929               200,265          89,123                 -          (45,776)          (295,072)           (63,463)             (141,323)                   (456,511)        (256,246)    1,446,683
   Global Small Cap Portfolio                            319,339                61,622           1,815                 -          (15,115)            (9,924)           (23,853)               77,645                      30,568           92,190       411,529
   Small Mid Cap Value Portfolio                       4,793,463               910,586         207,368                 -         (161,257)          (281,193)          (133,771)              (87,047)                   (455,900)         454,686     5,248,149
   CROCI US Portfolio                                    253,619                70,408               -                 -             (395)           (25,004)           (15,022)              (17,687)                    (58,108)          12,300       265,919
Eaton Vance Variable Trust
   Floating Rate Income Portfolio                     23,552,140             1,317,693       4,307,367                 -       (2,439,854)          (692,761)        (1,387,250)             (102,422)                   (314,920)       1,002,773    24,554,913
Delaware Variable Insurance Portfolios
   Total Return Portfolio                                308,840                63,817               -                 -           (3,790)                 -             (3,460)               46,456                      39,206          103,023       411,863
   International Portfolio                             1,155,473               282,583         159,889                 -          (58,445)           (31,119)           (23,263)              (76,866)                    (29,804)         252,779     1,408,252
   Opportunity Portfolio                              10,459,941             2,859,620         189,303                 -         (382,700)          (664,203)          (275,062)             (204,475)                 (1,337,137)       1,522,483    11,982,424
   Covered Call Strategy Portfolio                       104,813                21,064           9,000                 -                -             (2,409)            (1,214)                1,918                       7,295           28,359       133,172
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Fund                                  6,165,205             1,269,702         478,233                 -         (169,978)          (414,244)          (231,290)               49,530                    (287,749)         981,953     7,147,158
   Income Fund                                        19,446,807             2,825,884       2,460,166                 -         (531,963)          (488,583)          (768,767)              215,819                     886,672        3,712,556    23,159,363

        The accompanying notes are an integral part of these financial statements

                                            27

                         Midland National Life Insurance Company
                                    Separate Account C
                           Statements of Changes in Net Assets
                               Year Ended December 31, 2019
------------------------------------------------------------------------------------------

                                                                      Net Increase                                                                                                                       Net Increase (Decrease)    Total Increase   Net Assets
                                                     Net Assets     (Decrease) in Net                                                                             Transfers        Interfund and Net       in Net Assets from       (Decrease) in      End of
                                                      Beginning     Assets Resulting          Net         Transfers of      Transfers of     Transfers of          of Other       Transfers (to) from   Capital Share Transactions    Net Assets        Year
                                                     of Year (a)   from Operations (b)   Premiums (c)   Policy Loans (d)   Surrenders (e)  Death Benefits (f)  Terminations (g)   General Account (h)       (i)=(c+d+e+f+g+h)         (j)=(b+i)       (k)=(a+j)
                                                     ------------  --------------------  -------------- -----------------  --------------- ------------------  -----------------  --------------------  --------------------------  ---------------  ------------
   Global Bond Fund                                   29,381,151               205,712       5,043,294                 -       (1,486,495)        (1,245,452)        (1,060,527)              407,274                   1,658,094        1,863,806    31,244,957
   Foreign Fund                                       32,674,138             3,757,537       4,087,041                 -       (1,441,673)        (1,917,830)        (1,004,348)            1,277,164                   1,000,354        4,757,891    37,432,029
   Developing Markets Fund                             3,508,427               810,004         273,139                 -         (216,001)          (211,670)          (109,178)             (333,506)                   (597,216)         212,788     3,721,215
   Mutual Global Discovery Fund                        6,229,211             1,380,885         381,892                 -         (182,731)          (330,667)          (155,959)             (272,614)                   (560,079)         820,806     7,050,017
   Rising Dividends Fund                              16,561,268             4,514,809       2,384,642                 -         (661,591)          (517,925)          (667,941)             (478,448)                     58,737        4,573,546    21,134,814
Ivy Variable Insurance Portfolios
   Asset Strategy Portfolio                            4,214,265               813,959          60,654                 -         (117,104)          (116,929)          (174,131)              (78,041)                   (425,551)         388,408     4,602,673
   Balanced Portfolio                                  6,889,458             1,384,916         224,813                 -         (126,710)           (74,164)          (239,358)              (86,196)                   (301,615)       1,083,301     7,972,759
   Global Equity Income Portfolio                      1,082,235               226,911             595                 -                -            (15,588)           (20,578)              (61,505)                    (97,076)         129,835     1,212,070
   Energy Portfolio                                    1,082,284               (38,022)        169,592                 -          (46,094)            (7,376)           (22,162)              321,349                     415,309          377,287     1,459,571
   Global Bond Portfolio                                 981,104                77,421         124,326                 -          (28,522)           (17,987)           (28,519)              (13,968)                     35,330          112,751     1,093,855
   Natural Resources Portfolio                           615,557                61,090          79,583                 -          (25,511)           (28,846)           (20,240)              176,406                     181,392          242,482       858,039
   Growth Portfolio                                    2,540,547               860,736         376,678                 -         (224,031)           (88,802)          (102,194)              127,068                      88,719          949,455     3,490,002
   High Income Portfolio                              12,671,462             1,300,333       2,307,297                 -         (773,280)          (452,602)          (563,481)             (661,823)                   (143,889)       1,156,444    13,827,906
   International Core Equity Portfolio                 6,287,420             1,101,261       1,264,046                 -         (294,007)          (486,837)          (166,545)              (16,807)                    299,850        1,401,111     7,688,531
   Global Growth Portfolio                               619,413               153,798         119,967                 -           (3,831)            (9,710)           (19,650)               (6,916)                     79,860          233,658       853,071
   Mid Cap Growth Portfolio                            5,076,728             1,738,013       1,076,690                 -         (117,487)           (86,754)          (187,959)             (154,169)                    530,321        2,268,334     7,345,062
   Science and Technology Portfolio                    6,792,018             3,324,695       2,130,734                 -         (276,564)          (424,983)          (295,353)             (247,771)                    886,063        4,210,758    11,002,776
   Small Cap Growth Portfolio                          4,274,134               930,434       1,688,397                 -         (279,792)          (178,500)          (179,600)                7,796                   1,058,301        1,988,735     6,262,869
   Small Cap Core Portfolio                            9,753,034             2,211,047       1,554,940                 -         (335,524)          (485,498)          (318,066)             (270,975)                    144,877        2,355,924    12,108,958
Lazard Retirement Series, Inc.
   International Equity Portfolio                        809,568               167,908         134,993                 -           (7,093)                 -            (28,352)              (10,400)                     89,148          257,056     1,066,624
   Global Dynamic Multi Asset Portfolio                1,480,104               222,893          95,737                 -          (44,084)          (185,240)           (37,292)             (108,488)                   (279,367)         (56,474)    1,423,630
Legg Mason Partners Variable Equity Trust
   Western Asset Variable Global High Yield
      Bond Portfolio                                     740,055               102,402         170,135                 -          (20,624)            (8,577)           (41,977)              275,134                     374,091          476,493     1,216,548
   ClearBridge Variable Mid Cap Portfolio              6,854,418             2,129,938       1,300,445                 -         (380,630)          (356,551)          (239,048)             (346,459)                    (22,243)       2,107,695     8,962,113
   ClearBridge Variable Dividend Strategy Portfolio   10,619,124             3,284,874       2,084,458                 -         (343,897)          (542,065)          (700,450)            8,138,974                   8,637,020       11,921,894    22,541,018
   ClearBridge Variable Small Cap Growth Portfolio     3,162,135               828,897         657,558                 -         (202,703)          (161,810)          (121,050)              (59,627)                    112,368          941,265     4,103,400
   ClearBridge Variable Aggressive Growth Portfolio      887,811               205,211          40,127                 -          (38,372)                 -            (53,669)               53,582                       1,668          206,879     1,094,690
   Western Asset Variable Core Bond Plus Portfolio    55,352,016             5,971,617      15,231,009                 -       (1,924,736)        (2,562,387)        (2,136,494)           (1,289,762)                  7,317,630       13,289,247    68,641,263
   ClearBridge Variable Large Cap Growth Portfolio     8,584,085             2,885,628       4,631,396                 -         (556,315)          (535,728)          (314,047)             (278,967)                  2,946,339        5,831,967    14,416,052
QS Legg Mason Partners Variable Income Trust
   Dynamic Multi Strategy Portfolio                      422,692                57,232           3,341                 -                -            (14,532)            (9,029)              (29,486)                    (49,706)           7,526       430,218
Pioneer Variable Contracts Trust
   Fund Portfolio                                        582,979               162,804           7,024                 -          (15,128)                 -             (7,702)              (40,993)                    (56,799)         106,005       688,984
   Bond Portfolio                                     40,731,920             3,099,757       7,560,645                 -       (1,719,022)        (2,040,378)        (1,315,263)               77,076                   2,563,058        5,662,815    46,394,735
   Strategic Income Portfolio                         11,954,464               961,738       2,309,881                 -         (752,028)          (620,721)          (644,891)               29,053                     321,294        1,283,032    13,237,496
   Equity Income Portfolio                            10,079,474             2,489,857       2,108,544                 -         (249,986)          (296,856)          (291,843)                3,778                   1,273,637        3,763,494    13,842,968
   High Yield Portfolio                                1,201,429               147,725           7,621                 -          (36,757)           (20,681)           (46,526)              (20,857)                   (117,200)          30,525     1,231,954
Prudential Series Funds
   Jennison 20/20 Focus Portfolio                        289,459                81,106             233                 -                -            (12,355)            (3,320)               39,911                      24,469          105,575       395,034
   Natural Resources Portfolio                           512,795                42,841           9,073                 -          (14,887)           (22,581)            (7,590)              370,420                     334,435          377,276       890,071
   SP Prudential US Emerging Growth Portfolio            419,675               128,909               -                 -          (29,163)                 -            (12,408)             (136,623)                   (178,194)         (49,285)      370,390
Royce Capital Fund
   Micro-Cap Portfolio                                   439,782                76,450             340                 -          (24,543)            (1,712)            (6,641)              (10,322)                    (42,878)          33,572       473,354
   Small Cap Portfolio                                 8,283,097             1,368,832         429,480                 -         (407,402)          (422,551)          (431,265)               73,048                    (758,690)         610,142     8,893,239
Alps Fund
   Alerian Energy Infrastructure Portfolio             1,546,879               292,343         134,179                 -          (17,192)          (205,705)           (19,106)               28,153                     (79,671)         212,672     1,759,551
   Red Rocks Listed Private Equity Portfolio           1,177,653               423,075         238,092                 -         (148,883)           (50,651)           (43,684)              (12,540)                    (17,666)         405,409     1,583,062

        The accompanying notes are an integral part of these financial statements

                                            28

                         Midland National Life Insurance Company
                                    Separate Account C
                           Statements of Changes in Net Assets
                               Year Ended December 31, 2019
------------------------------------------------------------------------------------------

                                                                      Net Increase                                                                                                                       Net Increase (Decrease)    Total Increase   Net Assets
                                                     Net Assets     (Decrease) in Net                                                                             Transfers        Interfund and Net       in Net Assets from       (Decrease) in      End of
                                                      Beginning     Assets Resulting          Net         Transfers of      Transfers of     Transfers of          of Other       Transfers (to) from   Capital Share Transactions    Net Assets        Year
                                                     of Year (a)   from Operations (b)   Premiums (c)   Policy Loans (d)   Surrenders (e)  Death Benefits (f)  Terminations (g)   General Account (h)       (i)=(c+d+e+f+g+h)         (j)=(b+i)       (k)=(a+j)
                                                     ------------  --------------------  -------------- -----------------  --------------- ------------------  -----------------  --------------------  --------------------------  ---------------  ------------
American Funds IS
   Asset Allocation Fund                              41,272,047             8,978,090      21,000,423                 -         (871,824)        (2,834,643)        (1,510,225)            1,094,664                  16,878,395       25,856,485    67,128,532
   Blue Chip Income and Growth Fund                   24,755,085             5,122,704       7,120,107                 -         (809,935)        (1,518,957)          (996,235)              (89,866)                  3,705,114        8,827,818    33,582,903
   Ultra-Short Bond Fund                              11,075,480                 8,769       4,634,286                 -       (2,695,822)          (369,474)          (474,890)           (1,133,069)                    (38,969)         (30,200)   11,045,280
   Capital Income Builder Fund                        13,739,071             2,304,563       2,551,359                 -         (257,455)          (549,235)          (327,557)             (227,399)                  1,189,713        3,494,276    17,233,347
   Global Growth Fund                                  6,906,376             2,554,774       3,175,980                 -         (164,727)          (399,476)          (212,351)              128,994                   2,528,420        5,083,194    11,989,570
   Global Growth and Income Fund                       8,809,205             2,550,931       1,924,406                 -         (107,706)        (1,466,812)          (255,160)              (20,513)                     74,215        2,625,146    11,434,351
   Global Small Capitalization Fund                    3,041,269               948,096       1,186,939                 -          (28,639)          (344,364)          (101,138)              (49,756)                    663,042        1,611,138     4,652,407
   Growth Fund                                        21,307,468             6,375,363       4,693,010                 -         (838,874)        (1,248,892)          (513,071)              106,609                   2,198,782        8,574,145    29,881,613
   Growth-Income Fund                                 24,681,484             6,468,508       7,624,972                 -         (753,376)        (1,231,422)          (686,857)              391,914                   5,345,231       11,813,739    36,495,223
   International Fund                                  6,210,405             1,314,414       1,298,040                 -         (129,490)          (438,288)          (108,255)             (349,864)                    272,143        1,586,557     7,796,962
   International Growth and Income Fund                4,886,791             1,086,385       1,306,171                 -         (246,845)           (59,684)          (136,209)               49,099                     912,532        1,998,917     6,885,708
   New World Fund                                     22,371,637             6,246,967       5,487,418                 -         (956,513)        (1,223,464)          (732,556)             (603,395)                  1,971,490        8,218,457    30,590,094
   U.S. Government/AAA-Rated Securities Fund           9,996,749               390,390       5,513,579                 -         (529,156)          (835,439)          (181,503)              157,619                   4,125,100        4,515,490    14,512,239
Invesco Oppenheimer
   Total Return Bond Fund                              1,381,911               111,768       1,020,305                 -           (2,671)           (41,590)           (65,816)               93,217                   1,003,445        1,115,213     2,497,124
   Discovery Mid Cap Growth Fund                       1,200,322               496,850         628,500                 -          (21,206)           (76,387)           (88,148)              397,581                     840,340        1,337,190     2,537,512
   Global Multi-Alternatives Fund                         87,065                 2,819               -                 -                -                  -             (1,557)              (88,327)                    (89,884)         (87,065)            -
   Global Fund                                         3,736,216             1,109,144       1,099,014                 -         (161,194)            (8,593)          (159,568)             (598,971)                    170,688        1,279,832     5,016,048
   International Growth Fund                           6,284,910             1,970,033       3,928,824                 -         (290,475)          (285,452)          (213,150)               57,762                   3,197,509        5,167,542    11,452,452
   Main Street Fund                                    5,103,092             1,740,295       2,711,146                 -         (176,680)           (58,592)          (130,821)              506,779                   2,851,832        4,592,127     9,695,219
   Main Street Small Cap Fund                          3,567,016               919,604         854,601                 -          (76,690)          (189,301)           (94,388)                8,075                     502,297        1,421,901     4,988,917
T. Rowe Price
   Blue Chip Growth Portfolio                         24,860,206             7,656,991      11,235,855                 -         (836,514)        (1,022,597)          (863,380)              680,379                   9,193,743       16,850,734    41,710,940
   Health Sciences Portfolio                          10,053,170             3,080,585       4,765,939                 -         (353,392)          (147,556)          (364,667)           (1,053,013)                  2,847,311        5,927,896    15,981,066
John Hancock Variable Insurance Trust
   Financial Industries Portfolio                        143,851                72,287         215,307                 -                -                  -             (3,077)               72,337                     284,567          356,854       500,705
   Fundamental All Cap Core Portfolio                     49,138                17,912           1,575                 -                -                  -                  -                 8,649                      10,224           28,136        77,274
   Select Bond Portfolio                                   3,876                 2,871          74,936                 -          (60,825)                 -             (2,641)              140,940                     152,410          155,281       159,157
   Strategic Income Opportunities Portfolio               86,302                13,106         172,256                 -                -                  -             (2,292)               12,952                     182,916          196,022       282,324
Federated
   High Income Bond Portfolio                                  -                 9,510         288,364                 -                -                  -             (2,479)               51,390                     337,275          346,785       346,785
   Kaufmann Portfolio                                          -                40,059         583,815                 -                -                  -             (3,063)              119,377                     700,129          740,188       740,188
   Managed Volatility Portfolio                                -                 1,408          24,574                 -                -                  -                  -                     1                      24,575           25,983        25,983

        The accompanying notes are an integral part of these financial statements

                                            29

                         Midland National Life Insurance Company
                                    Separate Account C
                           Statements of Changes in Net Assets
                               Year Ended December 31, 2018
------------------------------------------------------------------------------------------

                                                                     Net Increase                                                                                                                       Net Increase (Decrease)     Total Increase  Net Assets
                                                     Net Assets    (Decrease) in Net                                                                             Transfers        Interfund and Net        in Net Assets from       (Decrease) in     End of
                                                     Beginning     Assets Resulting          Net         Transfers of      Transfers of      Transfers of         of Other       Transfers (to) from   Capital Share Transactions    Net Assets        Year
                                                     of Year (a)  from Operations (b)   Premiums (c)    Policy Loans (d)  Surrenders (e)   Death Benefits (f) Terminations (g)   General Account (h)       (i)=(c+d+e+f+g+h)          (j)=(b+i)     (k)=(a+j)
                                                     -----------  --------------------  --------------  ----------------  ---------------  -----------------  -----------------  --------------------  ---------------------------  --------------  -----------
Fidelity Variable Insurance Products
   Government Money Market Portfolio                 $12,927,349             $ 27,090           $ 965              $ (6)    $ (1,377,936)      $ (1,003,780)        $ (503,741)          $ 1,226,194                 $ (1,658,304)   $ (1,631,214)  $ 11,296,135
   High Income Portfolio                              6,022,440              (637,480)        675,163               288         (747,314)           (55,545)          (539,948)             (608,527)                  (1,275,883)     (1,913,363)   4,109,077
   Equity-Income Portfolio                            8,907,143              (753,245)         47,072               (51)        (810,551)          (249,877)          (412,406)             (157,937)                  (1,583,750)     (2,336,995)   6,570,148
   Growth Portfolio                                   7,746,338               (75,990)         53,302              (223)        (345,779)           (80,830)          (281,748)             (259,061)                    (914,339)       (990,329)   6,756,009
   Overseas Portfolio                                 8,054,715            (1,151,579)        156,730               322         (745,542)          (149,723)          (225,452)             (178,734)                  (1,142,399)     (2,293,978)   5,760,737
   Mid Cap Portfolio                                 15,996,166            (2,407,092)      1,616,586            (2,814)        (738,602)          (621,375)          (494,040)             (468,803)                    (709,048)     (3,116,140)  12,880,026
   Asset Manager Portfolio                            1,108,425               (72,830)          6,132               (53)         (46,378)                 -            (23,690)               16,962                      (47,027)       (119,857)     988,568
   Investment Grade Bond Portfolio                    4,019,611               (85,032)         23,057             1,906         (542,964)           (25,665)          (117,842)               45,968                     (615,540)       (700,572)   3,319,039
   Index 500 Portfolio                               20,080,603              (884,074)        135,256            (1,461)      (1,434,263)          (435,838)          (433,389)           (1,804,034)                  (3,973,729)     (4,857,803)  15,222,800
   Contrafund Portfolio                              29,362,042            (2,265,218)      3,345,861            (1,965)      (1,097,261)        (1,447,142)        (1,002,628)             (832,004)                  (1,035,139)     (3,300,357)  26,061,685
   Asset Manager: Growth Portfolio                      763,812               (69,510)         23,659              (449)         (30,594)                 -            (36,744)               42,041                       (2,087)        (71,597)     692,215
   Balanced Portfolio                                 2,792,652              (139,402)         26,534               (85)        (255,834)            (4,045)          (111,898)              108,065                     (237,263)       (376,665)   2,415,987
   Growth & Income Portfolio                          1,777,858              (157,113)         34,303              (243)         (75,765)           (28,097)           (60,701)             (120,845)                    (251,348)       (408,461)   1,369,397
   Growth Opportunities Portfolio                     2,010,137               236,738          26,051                 -         (121,454)           (29,630)          (264,071)              344,594                      (44,510)        192,228    2,202,365
   Value Strategies Portfolio                         4,727,608              (818,996)        812,679            (5,119)        (834,641)          (256,643)           (83,698)              (59,849)                    (427,271)     (1,246,267)   3,481,341
   Strategic Income Portfolio                         8,233,259              (410,985)      4,194,030                 -         (847,117)           (95,155)          (403,504)           (1,330,119)                   1,518,135       1,107,150    9,340,409
   Emerging Markets Portfolio                         3,638,965              (755,348)        690,317                 -         (172,659)          (107,875)           (80,351)              (67,934)                     261,498        (493,850)   3,145,115
   Real Estate Portfolio                             14,953,636            (1,160,817)      1,872,297                 -         (724,907)          (553,654)          (513,860)             (129,553)                     (49,677)     (1,210,494)  13,743,142
   Funds Manager 50% Portfolio                        2,669,845              (242,280)        532,929                 -         (271,809)          (224,519)           (60,247)              902,071                      878,425         636,145    3,305,990
   Funds Manager 70% Portfolio                        2,124,719              (212,180)        507,271                 -          (74,242)          (104,257)           (48,373)               (5,404)                     274,995          62,815    2,187,534
   Funds Manager 85% Portfolio                        1,036,023              (100,476)        110,807                 -          (37,414)                 -           (122,300)               (4,770)                     (53,677)       (154,153)     881,870
   Government Money Market Portfolio Service Class 2  1,903,208                 1,380         103,494                 -         (253,038)          (155,789)          (149,185)            1,100,356                      645,838         647,218    2,550,426
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                      1,467,007               (69,134)          1,804               (22)         (98,474)           (13,603)           (55,385)               11,491                     (154,189)       (223,323)   1,243,684
   Capital Appreciation Fund                          2,121,643               (97,589)         14,343               155         (144,642)            (3,210)           (29,824)             (299,891)                    (463,069)       (560,658)   1,560,985
   International Fund                                 3,936,889              (606,848)         55,236             1,318         (394,946)          (113,959)          (103,284)              125,812                     (429,823)     (1,036,671)   2,900,218
   Value Fund                                        50,910,805            (5,620,349)     10,992,842             1,395       (2,183,074)        (1,770,975)        (1,456,949)           (1,833,833)                   3,749,406      (1,870,943)  49,039,862
   Income & Growth Fund                               2,120,192              (149,828)         15,232               963         (254,141)           (43,660)           (56,385)             (153,447)                    (491,438)       (641,266)   1,478,926
   Inflation Protection Fund                          6,144,459              (255,716)        777,360               456         (649,550)          (214,345)          (306,050)              183,129                     (209,000)       (464,716)   5,679,743
   Large Company Value Fund                             678,885               (58,855)          5,881                 -          (75,427)                 -            (19,575)              (99,314)                    (188,435)       (247,290)     431,595
   Mid Cap Value Fund                                20,474,619            (3,302,777)      5,147,426               689         (990,214)          (726,838)          (919,831)              495,265                    3,006,497        (296,280)  20,178,339
   Ultra Fund                                         2,892,088              (249,353)        430,719                 -         (181,736)           (76,399)          (134,344)            1,679,267                    1,717,507       1,468,154    4,360,242
MFS Variable Insurance Trust
   Research Series                                      439,389               (46,186)          6,144                 -          (57,049)                 -            (26,642)              229,128                      151,581         105,395      544,784
   Growth Series                                      1,692,492                21,720          27,569            (2,609)        (106,716)           (37,192)           (43,932)               38,857                     (124,023)       (102,303)   1,590,189
   Investors Trust Series                               300,384               (16,872)          5,322            (2,839)         (17,784)                 -            (12,679)               (7,567)                     (35,547)        (52,419)     247,965
   New Discovery Series                               3,178,688              (118,705)        495,190               285         (236,136)           (33,563)          (119,972)              215,965                      321,769         203,064    3,381,752
   Corporate Bond Portfolio                           3,740,989              (171,125)        411,949                 -         (254,257)          (260,574)          (121,757)             (336,213)                    (560,852)       (731,977)   3,009,012
   Emerging Markets Equity Portfolio                  1,581,252              (412,937)      1,779,792                 -         (191,011)           (25,772)           (55,158)                1,236                    1,509,087       1,096,150    2,677,402
   Technology Portfolio                               2,353,173              (145,917)        696,203                 -          (66,544)          (154,079)           (84,942)              464,661                      855,299         709,382    3,062,555
   Global Tactical Allocation Portfolio               1,535,748               (73,274)         23,311                 -         (220,905)          (305,116)           (50,656)              110,619                     (442,747)       (516,021)   1,019,727
   International Intrinsic Value Portfolio           11,319,744            (1,354,783)      2,380,348                 -         (559,110)          (184,683)          (438,638)              182,182                    1,380,099          25,316   11,345,060
   Utilities Series Portfolio                         7,582,594               (47,577)      1,174,157                 -         (275,649)          (183,951)          (323,729)               79,848                      470,676         423,099    8,005,693
   Blended Research Core Equity Portfolio             1,926,691              (217,436)        457,971                 -          (39,651)           (14,553)           (37,045)               15,297                      382,019         164,583    2,091,274

        The accompanying notes are an integral part of these financial statements

                                            30

                         Midland National Life Insurance Company
                                    Separate Account C
                           Statements of Changes in Net Assets
                               Year Ended December 31, 2018
------------------------------------------------------------------------------------------

                                                                     Net Increase                                                                                                                       Net Increase (Decrease)     Total Increase  Net Assets
                                                     Net Assets    (Decrease) in Net                                                                             Transfers        Interfund and Net        in Net Assets from       (Decrease) in     End of
                                                     Beginning     Assets Resulting          Net         Transfers of      Transfers of      Transfers of         of Other       Transfers (to) from   Capital Share Transactions    Net Assets        Year
                                                     of Year (a)  from Operations (b)   Premiums (c)    Policy Loans (d)  Surrenders (e)   Death Benefits (f) Terminations (g)   General Account (h)       (i)=(c+d+e+f+g+h)          (j)=(b+i)     (k)=(a+j)
                                                     -----------  --------------------  --------------  ----------------  ---------------  -----------------  -----------------  --------------------  ---------------------------  --------------  -----------
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                          1,916,553              (151,671)          8,835                 -         (148,315)           (24,451)           (81,349)             (101,010)                    (346,290)       (497,961)   1,418,592
   Mid-Cap Stock Portfolio                            2,965,787              (400,263)         11,227               587         (389,572)           (55,218)          (104,803)              (10,605)                    (548,384)       (948,647)   2,017,140
   International Opportunities Portfolio              8,941,762            (1,950,740)        201,526              (129)        (738,705)           (28,989)          (200,259)             (370,070)                  (1,136,626)     (3,087,366)   5,854,396
   Bond-Debenture Portfolio                          18,051,413              (992,769)      3,181,708                 -         (662,321)          (560,150)          (809,279)             (367,416)                     782,542        (210,227)  17,841,186
   Fundamental Equity Portfolio                       1,510,765              (150,532)        249,967                 -          (51,555)           (11,475)           (59,879)               25,125                      152,183           1,651    1,512,416
   Developing Growth Portfolio                        1,662,341              (150,492)        411,281                 -          (24,483)           (23,280)           (75,364)              739,420                    1,027,574         877,082    2,539,423
   Short Duration Income Portfolio                   11,247,886                (8,138)      4,701,717                 -         (709,114)          (387,848)          (418,738)            2,438,813                    5,624,830       5,616,692   16,864,578
Alger Fund
   LargeCap Growth Portfolio                          6,786,993               205,856          59,666               678         (757,255)           (47,445)          (172,960)             (426,400)                  (1,343,716)     (1,137,860)   5,649,133
   MidCap Growth Portfolio                            4,517,235              (255,950)         46,426            (2,050)        (428,033)           (33,283)          (112,180)             (417,053)                    (946,173)     (1,202,123)   3,315,112
   Capital Appreciation Portfolio                     3,521,120               (28,801)         34,161                 -         (307,858)            (2,450)           (49,074)              (59,608)                    (384,829)       (413,630)   3,107,490
   SmallCap Growth Portfolio                            746,906                16,664           1,338            (2,129)         (94,894)            (2,581)            (8,496)              (16,314)                    (123,076)       (106,412)     640,494
   Capital Appreciation Portfolio Class S            36,708,181              (567,926)      5,220,181                 -       (1,436,192)        (1,678,819)        (1,256,727)           (1,872,226)                  (1,023,783)     (1,591,709)  35,116,472
Calvert Variable Series, Inc.
   Mid Cap Growth Portfolio                           1,862,527              (164,906)        594,566               285          (41,625)          (114,734)           (57,036)             (127,548)                     253,908          89,002    1,951,529
   S&P 500 Index Portfolio                            1,663,499               (81,435)          2,576                 -          (14,259)            (4,822)           (44,078)             (186,252)                    (246,835)       (328,270)   1,335,229
   SRI Balanced Portfolio                                     -               (21,336)        265,020                 -                -                  -                  -                12,431                      277,451         256,115      256,115
Invesco Variable Insurance Funds
   Technology Fund                                      753,802               (21,083)         18,734                 -          (30,004)                 -            (12,939)              179,058                      154,849         133,766      887,568
   Managed Volatility Fund                            1,071,793              (121,908)          3,615                 -          (48,278)                 -            (27,499)              (21,003)                     (93,165)       (215,073)     856,720
   Diversified Dividend Fund                            860,319               (76,506)          6,889               (24)         (61,478)           (13,498)            (9,498)               10,379                      (67,230)       (143,736)     716,583
   Health Care Fund                                   1,462,576               (20,235)         16,737               (29)         (74,952)                 -            (28,514)              118,795                       32,037          11,802    1,474,378
   Global Real Estate Fund                              236,006               (18,516)            205                 -           (3,995)                 -             (5,701)              (39,009)                     (48,500)        (67,016)     168,990
   International Growth Fund                            450,107               (45,834)             48                 -          (46,079)                 -            (12,087)             (192,894)                    (251,012)       (296,846)     153,261
   Mid Cap Core Equity Fund                             383,293               (40,666)            455                 -          (68,309)                 -            (15,272)              (38,563)                    (121,689)       (162,355)     220,938
J.P. Morgan Series Trust II
   Core Bond Portfolio                                2,956,412               (45,521)         13,876             1,008         (473,729)           (62,442)          (110,572)              910,921                      279,062         233,541    3,189,953
   Small Cap Core Portfolio                           2,328,221              (258,486)         25,746              (328)        (262,019)           (27,343)           (65,165)               41,369                     (287,740)       (546,226)   1,781,995
Rydex Variable Trust
   Nova Fund                                            742,031               (97,909)         12,627               285          (42,653)                 -            (16,909)              103,781                       57,131         (40,778)     701,253
   NASDAQ-100 Fund                                    1,031,427               (35,629)         21,986                 -          (81,952)              (699)           (16,970)              139,195                       61,560          25,931    1,057,358
   U.S. Government Money Market Fund                    572,532                (2,636)          3,562                 -          (54,024)                 -            (17,488)              (56,592)                    (124,542)       (127,178)     445,354
   Inverse S&P 500 Strategy Fund                         65,662                   970              61                 -           (6,949)              (378)              (437)               (1,878)                      (9,581)         (8,611)      57,051
   Inverse NASDAQ-100 Strategy Fund                      66,748                (3,451)             95                 -             (764)              (345)              (477)              (12,200)                     (13,691)        (17,142)      49,606
   Inverse Government Long Bond Strategy Fund            10,769                (1,485)              -                 -                -                  -               (198)               27,393                       27,195          25,710       36,479
   Government Long Bond 1.2x Strategy                   260,461               (16,356)            743                 -          (52,386)                 -             (9,801)              (27,197)                     (88,641)       (104,997)     155,464
   NASDAQ-100 2x Strategy Fund                                -                     -               -                 -                -                  -                  -                     -                            -               -            -
   Inverse Dow 2x Strategy Fund                               -                     -               -                 -                -                  -                  -                     -                            -               -            -
Rydex Variable Insurance Funds
   Biotechnology Fund                                 6,335,674              (663,208)        877,241                 -         (218,139)          (279,824)          (287,060)             (387,311)                    (295,093)       (958,301)   5,377,373
   S&P 500 Pure Growth Fund                           3,356,794              (373,895)      1,674,423                 -         (312,133)          (190,877)          (190,965)             (513,881)                     466,567          92,672    3,449,466
   S&P MidCap 400 Pure Growth Fund                    1,289,701              (290,965)        586,518                 -          (22,221)           (16,193)           (66,925)              (77,435)                     403,744         112,779    1,402,480
Guggenheim Variable Insurance Funds
   Long Short Equity Fund                               812,450              (105,661)          1,088              (936)         (85,296)            (3,280)           (19,467)               18,205                      (89,686)       (195,347)     617,103
   Multi-Hedge Strategies Fund                        2,992,781              (177,593)         90,571                 -         (208,410)          (285,670)          (105,117)              (49,024)                    (557,650)       (735,243)   2,257,538
   Global Managed Futures Strategy Fund                 416,230               (43,079)         56,032                 -          (20,514)                 -            (19,237)                3,051                       19,332         (23,747)     392,483
   Small Cap Value Fund                               2,558,208              (398,506)        563,045                 -          (72,115)          (153,012)          (165,498)               22,979                      195,399        (203,107)   2,355,101

        The accompanying notes are an integral part of these financial statements

                                            31

                         Midland National Life Insurance Company
                                    Separate Account C
                           Statements of Changes in Net Assets
                               Year Ended December 31, 2018
------------------------------------------------------------------------------------------

                                                                     Net Increase                                                                                                                       Net Increase (Decrease)     Total Increase  Net Assets
                                                     Net Assets    (Decrease) in Net                                                                             Transfers        Interfund and Net        in Net Assets from       (Decrease) in     End of
                                                     Beginning     Assets Resulting          Net         Transfers of      Transfers of      Transfers of         of Other       Transfers (to) from   Capital Share Transactions    Net Assets        Year
                                                     of Year (a)  from Operations (b)   Premiums (c)    Policy Loans (d)  Surrenders (e)   Death Benefits (f) Terminations (g)   General Account (h)       (i)=(c+d+e+f+g+h)          (j)=(b+i)     (k)=(a+j)
                                                     -----------  --------------------  --------------  ----------------  ---------------  -----------------  -----------------  --------------------  ---------------------------  --------------  -----------
ProFunds VP
   Access VP High Yield Fund                            229,753                (5,471)            240                 -          (27,111)                 -            (13,649)               74,969                       34,449          28,978      258,731
   Asia 30                                              117,521               (13,377)            141                 -          (11,704)                 -             (2,352)              (29,577)                     (43,492)        (56,869)      60,652
   Banks                                                 96,800               (10,469)              1                 -          (13,856)                 -             (2,764)              (26,096)                     (42,715)        (53,184)      43,616
   Basic Materials                                      111,540                (8,843)              1                 -             (337)            (3,020)            (3,236)              (53,217)                     (59,809)        (68,652)      42,888
   Bear                                                  95,271                  (391)             21                 -          (13,549)                 -             (6,122)               11,858                       (7,792)         (8,183)      87,088
   Biotechnology                                        477,485               (35,180)            637                 -          (58,032)                 -            (10,661)              (52,671)                    (120,727)       (155,907)     321,578
   Bull                                               1,551,482               (76,458)         10,347                 -         (252,134)                 -            (35,053)             (510,383)                    (787,223)       (863,681)     687,801
   Consumer Goods                                       169,427               (20,043)            636                 -          (29,749)                 -            (12,512)              (31,098)                     (72,723)        (92,766)      76,661
   Consumer Services                                    215,762                (4,192)            221                 -          (19,204)                 -             (9,392)              (59,377)                     (87,752)        (91,944)     123,818
   Dow 30                                               182,323               (18,186)              1                 -          (12,702)                 -            (18,769)               18,719                      (12,751)        (30,937)     151,386
   Emerging Markets                                     186,590               (34,086)             72                 -          (37,243)            (3,487)            (6,561)              (33,696)                     (80,915)       (115,001)      71,589
   Europe 30                                             86,997               (13,368)              1                 -                -                  -             (3,474)                    -                       (3,473)        (16,841)      70,156
   Falling U.S. Dollar                                   39,268                (2,986)              -                 -                -               (914)            (2,520)                   (2)                      (3,436)         (6,422)      32,846
   Financials                                           143,511                (7,936)              1                 -          (50,215)                 -             (4,318)              (31,794)                     (86,326)        (94,262)      49,249
   Health Care                                          385,951                (7,125)         28,012                 -          (30,802)           (14,500)           (15,444)              144,273                      111,539         104,414      490,365
   Industrials                                          197,506               (20,213)              3                 -          (18,118)                 -             (8,703)              (40,463)                     (67,281)        (87,494)     110,012
   International                                        107,712               (40,149)              -                 -                -             (5,016)            (8,536)               (9,082)                     (22,634)        (62,783)      44,929
   Internet                                             363,555                   624          38,601                 -          (35,850)           (38,481)           (18,855)               75,655                       21,070          21,694      385,249
   Japan                                                 53,758                (7,376)              -                 -                -                  -             (1,343)                2,787                        1,444          (5,932)      47,826
   Large-Cap Growth                                     966,247                (5,266)            933                 -         (289,648)           (11,603)           (36,507)              115,895                     (220,930)       (226,196)     740,051
   Large-Cap Value                                      834,969               (65,824)            636                 -         (241,738)            (8,860)           (16,680)              (63,131)                    (329,773)       (395,597)     439,372
   Mid-Cap                                            3,823,445              (308,527)          5,095                 -         (322,017)           (10,050)           (76,573)             (481,317)                    (884,862)     (1,193,389)   2,630,056
   Mid-Cap Growth                                       451,663               (65,326)              -                 -          (17,403)                 -            (18,546)              (74,367)                    (110,316)       (175,642)     276,021
   Mid-Cap Value                                        323,868               (30,257)              4                 -             (548)                 -            (10,913)             (167,622)                    (179,079)       (209,336)     114,532
   Government Money Market                            6,983,028              (109,737)         12,907                 -       (1,204,919)          (141,199)          (490,764)              473,377                   (1,350,598)     (1,460,335)   5,522,693
   Oil & Gas                                            761,640              (123,067)            182                 -           (7,602)            (2,661)           (33,621)             (184,422)                    (228,124)       (351,191)     410,449
   NASDAQ-100                                           878,315               (43,296)          9,372                 -          (60,698)                 -            (75,049)              (23,526)                    (149,901)       (193,197)     685,118
   Pharmaceuticals                                      147,974               (13,857)            456                 -                -                  -             (3,715)              (18,823)                     (22,082)        (35,939)     112,035
   Precious Metals                                      801,627              (121,051)         27,916                 -           (8,586)            (2,544)           (34,785)              (82,378)                    (100,377)       (221,428)     580,199
   Real Estate                                          124,847               (11,584)             70                 -          (20,910)            (1,951)           (12,825)              156,133                      120,517         108,933      233,780
   Rising Rates Opportunity                              48,570                 2,346             100                 -          (70,799)                 -             (2,293)              128,585                       55,593          57,939      106,509
   Semiconductor                                         36,793                (8,394)             71                 -           (1,393)                 -             (4,856)               11,068                        4,890          (3,504)      33,289
   Short Dow 30                                           3,755                  (273)              -                 -                -                  -                (77)                  259                          182             (91)       3,664
   Short Emerging Markets                                     -                (1,221)              -                 -                -                  -                (45)                1,266                        1,221               -            -
   Short International                                   17,533                 2,174               1                 -                -                  -                (46)                   27                          (18)          2,156       19,689
   Short Mid-Cap                                          3,763                   300               -                 -                -                  -                (73)                    -                          (73)            227        3,990
   Short NASDAQ-100                                         492                   (58)              -                 -                -                  -                (53)                   24                          (29)            (87)         405
   Short Small-Cap                                       21,057                 1,487               -                 -                -                  -               (130)               (1,679)                      (1,809)           (322)      20,735
   Small-Cap                                            338,478               (42,570)            276                 -          (22,438)            (2,320)           (20,379)              (41,740)                     (86,601)       (129,171)     209,307
   Small-Cap Growth                                     415,721               (10,857)            181                 -           (3,508)           (20,901)           (10,784)             (112,467)                    (147,479)       (158,336)     257,385
   Small-Cap Value                                      202,299               (12,095)            183                 -           (1,722)                 -             (9,257)              (92,796)                    (103,592)       (115,687)      86,612
   Technology                                           248,374                (6,935)              1                 -          (15,815)           (10,720)           (23,269)              (38,869)                     (88,672)        (95,607)     152,767
   Telecommunications                                    26,980                (3,776)              1                 -                -             (1,663)            (7,101)                 (891)                      (9,654)        (13,430)      13,550
   U.S. Government Plus                                 198,838                (3,730)             19                 -           (8,727)           (27,453)           (11,597)              110,354                       62,596          58,866      257,704
   UltraBull                                            669,377              (117,661)         38,253                 -           (1,662)            (8,556)            (7,596)             (105,584)                     (85,145)       (202,806)     466,571
   UltraMid-Cap                                       1,005,435              (120,566)         10,005                 -          (54,507)           (16,831)           (21,448)             (191,955)                    (274,736)       (395,302)     610,133
   UltraNASDAQ-100                                      421,197               (55,070)         37,798                 -                -                  -            (17,916)              (39,669)                     (19,787)        (74,857)     346,340
   UltraShort Dow 30                                      5,438                (2,208)              5                 -                -                  -                  -                   (35)                         (30)         (2,238)       3,200
   UltraShort NASDAQ-100                                  5,665                (2,845)              -                 -                -                  -                  -                 1,883                        1,883            (962)       4,703
   UltraSmall-Cap                                       198,759               (34,874)         38,241                 -                -                  -             (2,292)              (62,716)                     (26,767)        (61,641)     137,118
   Utilities                                            119,953                (2,001)          1,021                 -             (477)            (4,442)            (6,429)              (28,729)                     (39,056)        (41,057)      78,896

        The accompanying notes are an integral part of these financial statements

                                            32

                         Midland National Life Insurance Company
                                    Separate Account C
                           Statements of Changes in Net Assets
                               Year Ended December 31, 2018
------------------------------------------------------------------------------------------

                                                                     Net Increase                                                                                                                       Net Increase (Decrease)     Total Increase  Net Assets
                                                     Net Assets    (Decrease) in Net                                                                             Transfers        Interfund and Net        in Net Assets from       (Decrease) in     End of
                                                     Beginning     Assets Resulting          Net         Transfers of      Transfers of      Transfers of         of Other       Transfers (to) from   Capital Share Transactions    Net Assets        Year
                                                     of Year (a)  from Operations (b)   Premiums (c)    Policy Loans (d)  Surrenders (e)   Death Benefits (f) Terminations (g)   General Account (h)       (i)=(c+d+e+f+g+h)          (j)=(b+i)     (k)=(a+j)
                                                     -----------  --------------------  --------------  ----------------  ---------------  -----------------  -----------------  --------------------  ---------------------------  --------------  -----------
VanEck Worldwide Insurance Trust
   Global Hard Assets Fund                            8,487,983            (2,265,079)        102,609              (313)        (453,774)           (56,452)          (188,746)             (359,705)                    (956,381)     (3,221,460)   5,266,523
   Emerging Markets Fund                              2,802,208              (501,149)         20,982            (8,371)        (171,795)           (34,662)           (23,114)             (626,985)                    (843,945)     (1,345,094)   1,457,114
   Unconstrained Emerging Markets Bond Fund             791,433               (40,348)          6,337                 -         (240,782)           (22,159)            (9,464)                7,818                     (258,250)       (298,598)     492,835
Janus Henderson Series
   Global Technology Portfolio                        2,538,098              (129,808)        970,086                 -          (55,843)          (107,477)           (94,958)              317,830                    1,029,638         899,830    3,437,928
   Overseas Portfolio                                   543,020               (81,991)         13,727                 -          (32,027)            (6,797)           (18,636)              (22,296)                     (66,029)       (148,020)     395,000
   Research Portfolio                                   599,282                (6,006)         14,889                 -          (22,068)            (3,771)           (17,780)              (99,671)                    (128,401)       (134,407)     464,875
   Enterprise Services Portfolio                     11,539,277              (682,147)      6,743,336                 -         (349,246)          (391,269)          (475,930)             (145,522)                   5,381,369       4,699,222   16,238,499
   Global Research Portfolio                            738,548               (61,603)        135,507                 -         (167,042)           (41,428)           (15,380)               95,016                        6,673         (54,930)     683,618
   Mid Cap Value Portfolio                            3,154,990              (481,324)        537,169                 -          (76,555)          (126,887)          (369,784)              (58,595)                     (94,652)       (575,976)   2,579,014
   Balanced Portfolio                                15,400,133              (533,951)      8,711,724                 -         (675,934)          (432,308)          (824,778)            2,983,529                    9,762,233       9,228,282   24,628,415
   Flexible Bond Portfolio                            4,255,966              (106,083)      1,196,171                 -         (384,464)          (104,228)          (196,265)              642,630                    1,153,844       1,047,761    5,303,727
   GI Unconstrained Bond Portfolio                      928,697               (50,379)        175,648                 -          (16,204)                 -            (13,471)              (82,274)                      63,699          13,320      942,017
PIMCO Variable Insurance Trust
   Total Return Portfolio                            47,973,212            (1,005,770)      9,170,195             2,670       (3,794,499)        (1,426,255)        (2,019,038)           (1,613,288)                     319,785        (685,985)  47,287,227
   Low Duration Portfolio                            21,281,171              (252,170)      6,004,360                 -       (1,462,142)        (2,422,640)          (963,246)            2,496,928                    3,653,260       3,401,090   24,682,261
   High Yield Portfolio                               8,637,362              (340,452)        598,840               365         (540,745)          (234,628)          (271,357)             (554,754)                  (1,002,279)     (1,342,731)   7,294,631
   Real Return Portfolio                             21,756,775              (774,349)      2,652,079                 -       (1,117,843)        (1,151,980)          (742,660)             (320,072)                    (680,476)     (1,454,825)  20,301,950
   All Asset Portfolio                                5,085,136              (339,933)        238,531                 -         (250,681)          (170,689)          (161,792)              186,295                     (158,336)       (498,269)   4,586,867
   Global Managed Asset Allocation Portfolio            453,296               (30,532)         29,490                 -          (16,485)            (8,962)           (25,963)               39,697                       17,777         (12,755)     440,541
   Short-Term Portfolio                              45,244,074                41,709       7,646,213                 -       (3,116,174)        (4,433,023)        (2,123,600)            3,988,394                    1,961,810       2,003,519   47,247,593
   Emerging Markets Bond Portfolio                    1,334,555               (90,422)        482,937                 -          (33,956)           (52,484)           (43,685)              (18,904)                     333,908         243,486    1,578,041
   Global Bond Opportunities Portfolio                  386,836               (19,885)          2,031                 -                -            (13,061)           (10,204)               (3,849)                     (25,083)        (44,968)     341,868
   Commodity Real Return Strategy Portfolio           6,786,599              (946,086)        272,467                 -         (316,907)          (279,108)          (192,216)             (182,599)                    (698,363)     (1,644,449)   5,142,150
   International Bond (USD-Hedged) Portfolio            781,044                 7,924         432,797                 -          (77,565)           (17,330)          (127,518)              540,255                      750,639         758,563    1,539,607
   Dynamic Bond Adv Portfolio                         2,322,720                (8,836)        223,411                 -         (107,795)           (93,209)           (74,887)             (109,388)                    (161,868)       (170,704)   2,152,016
   Income Advisor Portfolio                           6,386,284               (94,225)     19,277,235                 -         (174,206)           (39,883)          (595,621)             (505,619)                  17,961,906      17,867,681   24,253,965
Goldman Sachs Variable Insurance Trust
   Small Cap Equity Insights Fund                     1,776,378              (207,946)         24,246               399         (303,346)           (18,281)           (52,897)              393,299                       43,420        (164,526)   1,611,852
   Large Cap Value Fund                                 219,163               (52,515)          6,640                 -          (37,032)            (1,981)           (22,292)              489,576                      434,911         382,396      601,559
   Mid Cap Value Fund                                 3,806,884              (359,120)         30,498               (21)        (382,820)           (15,497)          (102,069)             (263,015)                    (732,924)     (1,092,044)   2,714,840
Neuberger Berman Advisors Management Trust
   Mid-Cap Growth Portfolio                           1,189,961               (33,298)         15,998                 -           (9,130)            (7,662)           (10,410)             (537,085)                    (548,289)       (581,587)     608,374
   AMT Mid Cap Intrinsic Value Portfolio                155,171               (47,104)          2,138                 -          (18,607)              (670)            (6,715)              124,397                      100,543          53,439      208,610
BNY Mellon Variable Investment Fund
   Appreciation Portfolio                               505,415               (22,722)            730                 -          (88,665)                 -            (17,334)              (98,629)                    (203,898)       (226,620)     278,795
   International Value Portfolio                         41,407                (7,720)              -                 -           (1,437)                 -             (3,513)                4,718                         (232)         (7,952)      33,455
   Sustainable U.S. Equity Portfolio                     32,387                (2,199)            455                 -                -                  -             (1,501)                    -                       (1,046)         (3,245)      29,142
Invesco Van Kampen Variable Insurance Fund
   Growth and Income Portfolio                          617,019               (93,269)              -                 -          (30,222)           (11,020)           (24,898)               27,542                      (38,598)       (131,867)     485,152
   Value Opportunities Fund                              64,054               (13,128)              -                 -                -                  -             (2,679)                    -                       (2,679)        (15,807)      48,247
   American Value Fund                                  247,138               (21,759)              -                 -           (5,534)           (40,326)           (14,083)              (29,014)                     (88,957)       (110,716)     136,422
Morgan Stanley Variable Institutional Funds
   Emerging Markets Debt Portfolio                      218,427               (18,527)              -                 -           (4,507)                 -            (13,237)              (78,110)                     (95,854)       (114,381)     104,046
   Emerging Markets Equity Portfolio                    398,099               (74,701)         27,978                 -          (26,637)            (4,343)           (16,450)               14,374                       (5,078)        (79,779)     318,320
   Discovery Portfolio                                  131,241                10,717               -                 -                -                  -             (7,249)                    -                       (7,249)          3,468      134,709
   U.S. Real Estate Portfolio                           191,465               (18,691)            200                 -          (12,508)                 -             (7,042)               (4,825)                     (24,175)        (42,866)     148,599

        The accompanying notes are an integral part of these financial statements

                                            33

                         Midland National Life Insurance Company
                                    Separate Account C
                           Statements of Changes in Net Assets
                               Year Ended December 31, 2018
------------------------------------------------------------------------------------------

                                                                     Net Increase                                                                                                                       Net Increase (Decrease)     Total Increase  Net Assets
                                                     Net Assets    (Decrease) in Net                                                                             Transfers        Interfund and Net        in Net Assets from       (Decrease) in     End of
                                                     Beginning     Assets Resulting          Net         Transfers of      Transfers of      Transfers of         of Other       Transfers (to) from   Capital Share Transactions    Net Assets        Year
                                                     of Year (a)  from Operations (b)   Premiums (c)    Policy Loans (d)  Surrenders (e)   Death Benefits (f) Terminations (g)   General Account (h)       (i)=(c+d+e+f+g+h)          (j)=(b+i)     (k)=(a+j)
                                                     -----------  --------------------  --------------  ----------------  ---------------  -----------------  -----------------  --------------------  ---------------------------  --------------  -----------
Northern Lights Variable Trust
   Power Income Fund                                  1,219,911               (54,076)         21,922                 -          (49,771)           (32,756)           (27,171)                8,576                      (79,200)       (133,276)   1,086,635
   Power Dividend Index Fund                          3,439,562              (954,422)     11,023,355                 -         (159,312)                 -           (386,912)              981,489                   11,458,620      10,504,198   13,943,760
AB Variable Products Series
   Real Estate Investment Portfolio                   2,507,758              (111,216)        223,902                 -          (78,436)           (30,528)           (86,589)             (495,304)                    (466,955)       (578,171)   1,929,587
   Dynamic Asset Allocation Portfolio                   695,261               (80,413)        363,537                 -          (37,550)            (2,844)           (38,137)                9,928                      294,934         214,521      909,782
   Small Cap Growth Portfolio                            29,628                (2,534)              -                 -                -                  -                  -                17,858                       17,858          15,324       44,952
   Small Mid Cap Value Portfolio                      2,179,500              (426,447)        685,314                 -          (70,912)           (65,730)           (58,731)             (123,127)                     366,814         (59,633)   2,119,867
BlackRock Variable Series Fund, Inc.
   Basic Value Fund                                   3,689,563              (344,774)        276,535                 -         (156,063)          (154,296)          (106,328)               43,491                      (96,661)       (441,435)   3,248,128
   Capital Appreciation Fund                            993,206                15,924           3,370                 -          (11,992)           (13,819)           (67,688)              (30,392)                    (120,521)       (104,597)     888,609
   Equity Dividend Fund                               9,952,277            (1,105,799)      3,106,800                 -         (330,938)          (503,391)          (373,277)              668,622                    2,567,816       1,462,017   11,414,294
   Global Allocation Fund                            16,525,815            (1,400,548)      1,351,414                 -         (538,573)        (1,094,667)          (442,376)             (207,147)                    (931,349)     (2,331,897)  14,193,918
   Advantage Large Cap Core Fund                        825,109               (53,137)         90,724                 -          (79,925)                 -            (29,389)                  909                      (17,681)        (70,818)     754,291
   Large Cap Focus Growth Fund                        2,428,145              (127,702)      1,944,735                 -          (21,935)          (187,010)           (45,677)             (441,355)                   1,248,758       1,121,056    3,549,201
   iShares Alternatives Strategies Fund               1,223,435                16,791          18,754                 -          (90,131)           (24,468)           (21,705)           (1,122,676)                  (1,240,226)     (1,223,435)           -
   60/40 Target Allocation ETF Fund                     667,193               (58,565)        109,816                 -           (5,153)            (2,948)           (25,075)              439,365                      516,005         457,440    1,124,633
   iShares Dynamic Fixed Income Fund                    904,440               (19,696)         64,150                 -                -                  -             (7,993)             (940,901)                    (884,744)       (904,440)           -
   iShares Equity Appreciation Fund                     416,419                (8,465)         38,670                 -                -                  -               (909)             (445,715)                    (407,954)       (416,419)           -
   Total Return Portfolio                                     -                   425          45,971                 -                -                  -                  -                   (49)                      45,922          46,347       46,347
   S&P 500 Portfolio                                          -               (43,451)        465,942                 -                -                  -                  -                 1,775                      467,717         424,266      424,266
Columbia Variable Portfolio
   Contrarian Core 2 Portfolio                        3,086,917              (368,062)      1,154,513                 -         (212,916)          (213,595)          (367,286)               42,009                      402,725          34,663    3,121,580
   Dividend Opportunity Portfolio                     3,458,480              (229,349)        142,875                 -         (101,712)           (79,070)          (135,286)               40,062                     (133,131)       (362,480)   3,096,000
   Emerging Markets Bond Portfolio                    9,287,340              (764,704)        268,980                 -         (286,592)          (436,273)          (289,898)             (236,891)                    (980,674)     (1,745,378)   7,541,962
   High Yield Portfolio                               4,645,428              (224,218)        140,494                 -         (162,878)          (182,021)          (149,096)             (162,301)                    (515,802)       (740,020)   3,905,408
   Select Large-Cap Value Portfolio                     265,359              (137,185)        282,051                 -                -            (15,084)            (6,297)              527,955                      788,625         651,440      916,799
   Seligman Global Tech Portfolio                       600,465              (126,299)        653,159                 -          (11,550)                 -            (22,011)              (83,482)                     536,116         409,817    1,010,282
   US Government Mortgage Portfolio                      28,594                   847          26,481                 -                -                  -             (1,191)               78,498                      103,788         104,635      133,229
DWS Variable Insurance Portfolios
   Equity 500 Index Portfolio                        20,848,853            (1,467,968)      4,774,593                 -         (750,430)          (439,256)        (1,620,366)           (4,292,616)                  (2,328,075)     (3,796,043)  17,052,810
   Small Cap Index Portfolio                          3,794,397              (450,334)        688,330                 -          (32,410)          (128,197)          (169,570)             (486,744)                    (128,591)       (578,925)   3,215,472
   Alternative Asset Allocation Portfolio             2,173,864              (214,881)         80,757                 -          (68,269)          (108,513)           (71,307)              (88,722)                    (256,054)       (470,935)   1,702,929
   Global Small Cap Portfolio                           531,759               (87,544)         14,188                 -          (47,222)           (58,308)           (30,172)               (3,362)                    (124,876)       (212,420)     319,339
   Small Mid Cap Value Portfolio                      5,149,941              (999,609)      1,339,090                 -         (165,107)          (205,379)          (173,512)             (151,961)                     643,131        (356,478)   4,793,463
   CROCI US Portfolio                                   316,728               (35,704)          4,000                 -           (2,455)                 -            (18,638)              (10,312)                     (27,405)        (63,109)     253,619
Eaton Vance Variable Trust
   Floating Rate Income Portfolio                    20,976,134              (444,221)      4,094,862                 -       (2,545,475)        (1,143,094)        (1,447,567)            4,061,501                    3,020,227       2,576,006   23,552,140
Delaware Variable Insurance Portfolios
   Total Return Portfolio                               438,039               (37,811)         54,952                 -           (2,670)                 -            (42,267)             (101,403)                     (91,388)       (129,199)     308,840
   International Portfolio                            1,122,163              (189,986)        389,111                 -          (43,336)           (10,249)          (147,429)               35,199                      223,296          33,310    1,155,473
   Opportunity Portfolio                             13,938,681            (2,071,030)        540,715                 -         (499,925)          (464,379)          (300,660)             (683,461)                  (1,407,710)     (3,478,740)  10,459,941
   Covered Call Strategy Portfolio                       31,030               (11,749)         39,533                 -             (886)                 -                  -                46,885                       85,532          73,783      104,813
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Fund                                 7,290,214              (712,481)        641,568                 -         (220,220)          (327,658)          (257,175)             (249,043)                    (412,528)     (1,125,009)   6,165,205
   Income Fund                                       21,122,939            (1,154,843)      2,582,870                 -       (1,108,809)        (1,070,865)          (901,111)              (23,374)                    (521,289)     (1,676,132)  19,446,807

        The accompanying notes are an integral part of these financial statements

                                            34

                         Midland National Life Insurance Company
                                    Separate Account C
                           Statements of Changes in Net Assets
                               Year Ended December 31, 2018
------------------------------------------------------------------------------------------

                                                                     Net Increase                                                                                                                       Net Increase (Decrease)     Total Increase  Net Assets
                                                     Net Assets    (Decrease) in Net                                                                             Transfers        Interfund and Net        in Net Assets from       (Decrease) in     End of
                                                     Beginning     Assets Resulting          Net         Transfers of      Transfers of      Transfers of         of Other       Transfers (to) from   Capital Share Transactions    Net Assets        Year
                                                     of Year (a)  from Operations (b)   Premiums (c)    Policy Loans (d)  Surrenders (e)   Death Benefits (f) Terminations (g)   General Account (h)       (i)=(c+d+e+f+g+h)          (j)=(b+i)     (k)=(a+j)
                                                     -----------  --------------------  --------------  ----------------  ---------------  -----------------  -----------------  --------------------  ---------------------------  --------------  -----------
   Global Bond Fund                                  27,761,595               179,525       5,465,173                 -       (1,390,475)        (1,292,215)        (1,328,650)              (13,802)                   1,440,031       1,619,556   29,381,151
   Foreign Fund                                      36,631,813            (6,362,733)      6,362,204                 -       (1,486,674)        (1,455,629)        (1,073,013)               58,170                    2,405,058      (3,957,675)  32,674,138
   Developing Markets Fund                            4,314,059              (734,514)        340,080                 -         (191,703)          (116,754)          (118,187)               15,446                      (71,118)       (805,632)   3,508,427
   Mutual Global Discovery Fund                       6,911,351              (884,025)        847,398                 -         (158,446)          (213,589)          (272,627)                 (851)                     201,885        (682,140)   6,229,211
   Rising Dividends Fund                             16,482,913            (1,149,991)      3,177,365                 -         (593,286)          (889,799)          (988,871)              522,937                    1,228,346          78,355   16,561,268
Ivy Variable Insurance Portfolios
   Asset Strategy Portfolio                           5,348,248              (281,451)         59,310                 -         (244,486)          (294,836)          (152,669)             (219,851)                    (852,532)     (1,133,983)   4,214,265
   Balanced Portfolio                                 8,161,913              (302,758)        433,630                 -         (585,465)          (266,977)          (229,178)             (321,707)                    (969,697)     (1,272,455)   6,889,458
   Global Equity Income Portfolio                     1,318,325              (161,334)         20,819                 -          (16,803)           (53,573)           (31,403)                6,204                      (74,756)       (236,090)   1,082,235
   Energy Portfolio                                   1,410,594              (562,300)        186,630                 -          (69,401)           (45,137)           (24,607)              186,505                      233,990        (328,310)   1,082,284
   Global Bond Portfolio                                811,142               (11,752)        296,432                 -          (31,423)           (15,478)           (43,398)              (24,419)                     181,714         169,962      981,104
   Natural Resources Portfolio                          909,763              (200,319)        136,322                 -          (14,218)           (12,351)           (25,118)             (178,522)                     (93,887)       (294,206)     615,557
   Growth Portfolio                                   2,652,657                40,364         311,772                 -         (319,202)           (46,066)          (116,392)               17,414                     (152,474)       (112,110)   2,540,547
   High Income Portfolio                             14,372,995              (465,517)      2,377,862                 -         (642,168)          (562,421)          (673,640)           (1,735,649)                  (1,236,016)     (1,701,533)  12,671,462
   International Core Equity Portfolio                6,533,485            (1,432,384)      1,423,760                 -         (281,574)          (155,419)          (178,772)              378,324                    1,186,319        (246,065)   6,287,420
   Global Growth Portfolio                              778,903               (42,956)         26,825                 -           (9,598)           (26,998)           (13,449)              (93,314)                    (116,534)       (159,490)     619,413
   Mid Cap Growth Portfolio                           3,077,186              (291,932)      1,396,562                 -          (54,000)           (31,148)          (153,082)            1,133,142                    2,291,474       1,999,542    5,076,728
   Science and Technology Portfolio                   5,900,528              (574,411)      2,184,527                 -         (279,609)          (221,287)          (260,357)               42,627                    1,465,901         891,490    6,792,018
   Small Cap Growth Portfolio                         3,074,994              (394,860)      1,787,077                 -         (118,835)          (206,335)          (145,338)              277,431                    1,594,000       1,199,140    4,274,134
   Small Cap Core Portfolio                          10,437,705            (1,316,425)      2,116,124                 -         (615,557)          (414,847)          (341,968)             (111,998)                     631,754        (684,671)   9,753,034
Lazard Retirement Series, Inc.
   International Equity Portfolio                       885,891              (141,817)         63,649                 -                -            (22,224)           (12,141)               36,210                       65,494         (76,323)     809,568
   Global Dynamic Multi Asset Portfolio               1,875,157              (131,592)        132,646                 -          (84,801)          (145,628)           (46,403)             (119,275)                    (263,461)       (395,053)   1,480,104
Legg Mason Partners Variable Equity Trust
   Western Asset Variable Global High Yield
      Bond Portfolio                                    755,250               (43,687)        159,938                 -           (8,513)           (53,078)           (17,135)              (52,720)                      28,492         (15,195)     740,055
   ClearBridge Variable Mid Cap Portfolio             5,378,396            (1,097,855)      3,344,734                 -         (113,920)          (160,065)          (191,993)             (304,879)                   2,573,877       1,476,022    6,854,418
   ClearBridge Variable Dividend Strategy Portfolio  11,393,886              (710,531)      2,003,020                 -         (472,286)          (455,571)          (755,660)             (383,734)                     (64,231)       (774,762)  10,619,124
   ClearBridge Variable Small Cap Growth Portfolio    2,265,491              (123,720)        965,050                 -         (137,364)          (113,902)           (81,804)              388,384                    1,020,364         896,644    3,162,135
   ClearBridge Variable Aggressive Growth Portfolio     543,603              (102,356)        442,734                 -          (19,186)                 -            (17,643)               40,659                      446,564         344,208      887,811
   Western Asset Variable Core Bond Plus Portfolio   40,107,702            (1,686,445)     22,825,436                 -       (1,764,596)        (1,288,111)        (1,828,909)           (1,013,061)                  16,930,759      15,244,314   55,352,016
   ClearBridge Variable Large Cap Growth Portfolio    3,624,472              (441,961)      5,875,491                 -         (184,956)          (120,504)          (205,605)               37,148                    5,401,574       4,959,613    8,584,085
QS Legg Mason Partners Variable Income Trust
   Dynamic Multi Strategy Portfolio                     466,372               (39,362)         19,425                 -           (7,346)            (2,671)            (7,259)               (6,467)                      (4,318)        (43,680)     422,692
Pioneer Variable Contracts Trust
   Fund Portfolio                                       730,502               (12,369)         81,339                 -          (63,087)                 -             (6,332)             (147,074)                    (135,154)       (147,523)     582,979
   Bond Portfolio                                    37,259,655              (861,469)      9,194,380                 -       (1,525,286)        (1,966,017)        (1,369,203)                 (140)                   4,333,734       3,472,265   40,731,920
   Strategic Income Portfolio                        12,081,157              (398,040)      2,963,316                 -         (770,904)          (599,110)          (584,989)             (736,966)                     271,347        (126,693)  11,954,464
   Equity Income Portfolio                            8,561,884            (1,142,589)      3,521,350                 -         (348,224)          (254,925)          (294,403)               36,381                    2,660,179       1,517,590   10,079,474
   High Yield Portfolio                               1,455,901               (68,581)         23,974                 -          (91,886)                 -            (52,346)              (65,633)                    (185,891)       (254,472)   1,201,429
Prudential Series Funds
   Jennison 20/20 Focus Portfolio                       384,968               (17,165)          4,608                 -           (2,090)           (41,118)           (25,281)              (14,463)                     (78,344)        (95,509)     289,459
   Natural Resources Portfolio                          811,491              (123,229)          7,360                 -          (19,382)           (10,597)           (20,802)             (132,046)                    (175,467)       (298,696)     512,795
   SP Prudential US Emerging Growth Portfolio           428,302               (44,151)              -                 -          (10,231)                 -            (14,078)               59,833                       35,524          (8,627)     419,675
Royce Capital Fund
   Micro-Cap Portfolio                                  511,189               (46,404)         10,420                 -          (19,817)            (1,800)            (5,078)               (8,728)                     (25,003)        (71,407)     439,782
   Small Cap Portfolio                                9,979,307              (883,631)        857,536                 -         (399,773)          (392,927)          (455,449)             (421,966)                    (812,579)     (1,696,210)   8,283,097
Alps Fund
   Alerian Energy Infrastructure Portfolio            2,035,885              (391,368)        131,548                 -          (66,941)           (61,523)           (42,165)              (58,557)                     (97,638)       (489,006)   1,546,879
   Red Rocks Listed Private Equity Portfolio          1,584,399              (195,344)        258,548                 -         (158,059)           (12,450)           (32,319)             (267,122)                    (211,402)       (406,746)   1,177,653

        The accompanying notes are an integral part of these financial statements

                                            35

                         Midland National Life Insurance Company
                                    Separate Account C
                           Statements of Changes in Net Assets
                               Year Ended December 31, 2018
------------------------------------------------------------------------------------------

                                                                     Net Increase                                                                                                                       Net Increase (Decrease)     Total Increase  Net Assets
                                                     Net Assets    (Decrease) in Net                                                                             Transfers        Interfund and Net        in Net Assets from       (Decrease) in     End of
                                                     Beginning     Assets Resulting          Net         Transfers of      Transfers of      Transfers of         of Other       Transfers (to) from   Capital Share Transactions    Net Assets        Year
                                                     of Year (a)  from Operations (b)   Premiums (c)    Policy Loans (d)  Surrenders (e)   Death Benefits (f) Terminations (g)   General Account (h)       (i)=(c+d+e+f+g+h)          (j)=(b+i)     (k)=(a+j)
                                                     -----------  --------------------  --------------  ----------------  ---------------  -----------------  -----------------  --------------------  ---------------------------  --------------  -----------
American Funds IS
   Asset Allocation Fund                             35,466,015            (2,778,586)     12,344,774                 -       (1,381,103)        (2,560,027)        (1,161,713)            1,342,687                    8,584,618       5,806,032   41,272,047
   Blue Chip Income and Growth Fund                  21,744,911            (2,796,857)      8,130,608                 -         (443,951)          (995,679)        (1,103,556)              219,609                    5,807,031       3,010,174   24,755,085
   Ultra-Short Bond Fund                             12,736,983               (20,268)      3,448,761                 -       (1,428,004)        (1,445,447)          (558,128)           (1,658,417)                  (1,641,235)     (1,661,503)  11,075,480
   Capital Income Builder Fund                       12,674,558            (1,201,941)      4,114,817                 -         (759,194)          (498,557)          (355,113)             (235,499)                   2,266,454       1,064,513   13,739,071
   Global Growth Fund                                 5,351,879              (833,457)      3,031,360                 -         (373,538)          (127,284)          (200,398)               57,814                    2,387,954       1,554,497    6,906,376
   Global Growth and Income Fund                      7,127,276            (1,056,295)      3,526,925                 -         (107,668)          (437,830)          (261,605)               18,402                    2,738,224       1,681,929    8,809,205
   Global Small Capitalization Fund                   2,497,720              (422,729)      1,284,506                 -          (38,274)           (86,965)          (106,817)              (86,172)                     966,278         543,549    3,041,269
   Growth Fund                                       15,869,916              (879,776)      8,385,488                 -         (351,247)          (584,390)          (472,130)             (660,393)                   6,317,328       5,437,552   21,307,468
   Growth-Income Fund                                19,064,147            (1,223,626)      9,203,228                 -         (569,992)          (904,185)          (721,048)             (167,040)                   6,840,963       5,617,337   24,681,484
   International Fund                                 4,880,259              (955,900)      2,601,973                 -         (111,496)          (208,994)          (149,349)              153,912                    2,286,046       1,330,146    6,210,405
   International Growth and Income Fund               3,723,128              (654,500)      2,300,385                 -         (131,791)           (46,399)          (236,567)              (67,465)                   1,818,163       1,163,663    4,886,791
   New World Fund                                    20,915,092            (3,799,832)      6,862,997                 -         (757,338)          (788,356)          (599,744)              538,818                    5,256,377       1,456,545   22,371,637
   U.S. Government/AAA-Rated Securities Fund          8,709,523               (54,745)      1,042,982                 -       (1,587,651)                 -           (101,651)            1,988,291                    1,341,971       1,287,226    9,996,749
Invesco Oppenheimer
   Total Return Bond Fund                             1,489,489               (38,963)        118,320                 -          (24,743)           (28,726)           (41,081)              (92,385)                     (68,615)       (107,578)   1,381,911
   Discovery Mid Cap Growth Fund                      1,081,791              (109,261)        392,038                 -          (44,232)           (49,112)           (59,622)              (11,280)                     227,792         118,531    1,200,322
   Global Multi-Alternatives Fund                        90,846                (1,957)          7,230                 -           (4,388)                 -             (3,391)               (1,275)                      (1,824)         (3,781)      87,065
   Global Fund                                        4,168,595              (643,167)      1,293,239                 -         (190,855)           (51,238)          (130,127)             (710,231)                     210,788        (432,379)   3,736,216
   International Growth Fund                          3,621,877            (1,397,630)      3,816,767                 -          (85,297)          (100,251)          (122,017)              551,461                    4,060,663       2,663,033    6,284,910
   Main Street Fund                                   3,992,486              (524,325)      2,069,488                 -          (34,879)           (91,473)          (124,236)             (183,969)                   1,634,931       1,110,606    5,103,092
   Main Street Small Cap Fund                         3,591,491              (491,333)      1,285,749                 -          (64,478)          (286,937)           (91,169)             (376,307)                     466,858         (24,475)   3,567,016
T. Rowe Price
   Blue Chip Growth Portfolio                        16,205,947              (796,179)     10,859,962                 -       (1,055,483)          (978,736)          (501,639)            1,126,334                    9,450,438       8,654,259   24,860,206
   Health Sciences Portfolio                          7,168,782              (298,644)      3,842,893                 -         (153,343)          (316,111)          (328,546)              138,139                    3,183,032       2,884,388   10,053,170
John Hancock Variable Insurance Trust
   Financial Industries Portfolio                             -               (27,320)        154,318                 -                -                  -             (1,155)               18,008                      171,171         143,851      143,851
   Fundamental All Cap Core Portfolio                         -               (10,573)         59,711                 -                -                  -                  -                     -                       59,711          49,138       49,138
   Select Bond Portfolio                                      -                    55           3,817                 -                -                  -                  -                     4                        3,821           3,876        3,876
   Strategic Income Opportunities Portfolio                   -                (1,744)         64,689                 -                -                  -                  -                23,357                       88,046          86,302       86,302

        The accompanying notes are an integral part of these financial statements

                                            36

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
------------------------------------------------------------------------------------------

1.      Organization and Significant Accounting Policies

        Organization
        Midland National Life Separate Account C ("Separate Account"), a unit investment trust pursuant to the provisions of the Investment Company Act of
        1940 as amended, is a segregated investment account of Midland National Life
        Insurance Company (the "Company") in accordance with the provisions of the
        Iowa Insurance laws.  The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the
        Company.  The Separate Account consists of nine insurance products, each with different characteristics and product features which result in varying charges.
        The Separate Account is used to fund variable annuity contracts of the
        Company.  Sammons Financial Network, an affiliate, serves as the underwriter of the variable products.

        Investments
        The Separate Account invests in specified portfolios of Fidelity Variable
        Insurance Products ("VIPF"), American Century Variable Portfolios, Inc.
        ("ACVP"), MFS Variable Insurance Trust ("MFS"), Lord Abbett Series Fund, Inc.
        ("LAC"), Alger Fund ("FAM"), Calvert Variable Series, Inc. ("CAM"), Invesco
        Variable Insurance Funds ("INV"), J.P. Morgan Series Trust II ("JP"), Rydex
        Variable Trust ("RYDEX"), ProFunds VP ("PF"), Van Eck Worldwide Insurance
        Trust ("Van Eck"), Janus Henderson Series ("JANUS"), PIMCO Variable
        Insurance Trust ("PIMCO"), Goldman Sachs Variable Insurance Trust
        ("Goldman"), Neuberger Berman Advisors Management Trust ("Neuberger"), the BNY
        Mellon Variable Insurance Fund ("BNY"), the Invesco Van Kampen Variable
        Insurance Funds ("IVKVI"), the Morgan Stanley Variable Institutional Funds
        ("MSVIF"), the Northern Lights Variable Trust ("NLVT"), the AB Variable Products
        Series ("ABVPS"), the BlackRock Variable Series Fund, Inc. ("BRVS"), the
        Columbia Variable Portfolio ("CVP"), the DWS Variable Insurance Portfolios
        ("DEUT VIP"), the Eaton Vance Variable Trust ("EVVT"), the Delaware Variable
        Insurance Portfolio ("DEL"), the Franklin Templeton Variable Insurance Products
        Trust ("FTVIP"), the Ivy Funds Variable Insurance Portfolios ("IVY VIP"), the
        Lazard Retirement Series, Inc. ("LRS"), the Legg Mason Partners Variable Equity
        Trust ("LMVET"), the QS Legg Mason Partners Variable Income Trust ("LMVIT"),
        the Pioneer Variable Contracts Trust ("PIONEER VCT"), the Prudential Series
        Funds ("PRUDENTIAL"), the Royce Capital Fund ("ROYCE"), the Guggenheim
        Variable Insurance Funds ("GVIF"), the Rydex Variable Insurance Funds
        ("RYDEX VIF"), the Alps Fund ("ALPS"), the American Funds IS ("AFIS"), the
        Invesco Oppenheimer ("INV OPP"), and the T. Rowe Price ("T. ROWE"),
        (collectively "the Funds"), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants.  All of these portfolios have been in existence for more than two years.  During 2018 the Separate Account began offering a new portfolio of funds, provided by John Hancock Variable Insurance Trust ("JHVIT").  During
        2019 the Separate Account began offering a new portfolio of funds, provided by
        Federated ("FED").

        Effective January 1, 2015 the IVY VIP International Growth Portfolio was
        renamed the IVY VIP Global Growth Portfolio.

        Effective April 30, 2015 the OPP Diversified Alternatives Fund was renamed the
        OPP Global Multi-Alternatives Fund and the MFS Bond Portfolio was renamed the MFS Corporate Bond Portfolio.

        Effective May 1, 2015 the LMVET ClearBridge Variable Equity Income Builder
        Portfolio was renamed the LMVET ClearBridge Variable Dividend Strategy
        Portfolio and the Goldman Structured Small Cap Equity Fund was renamed the
        Goldman Small Cap Equity Insights Fund.

        The ALPS Red Rocks Listed Private Equity Portfolio, LMVET ClearBridge
        Variable Aggressive Growth Portfolio, LMVET Western Asset Variable Core
        Bond Plus Portfolio, EVVT Bond Initial Portfolio, JANUS Global Unconstrained
        Bond Portfolio, LAC Short Duration Income Portfolio, MFS Blended Research
        Core Equity Portfolio, PIMCO Foreign Bond (USD-Hedged) Adv Portfolio,
        PIMCO Unconstrained Bond Adv Portfolio, T. ROWE Blue Chip Growth Portfolio, and
        T. ROWE Health Sciences Portfolio were introduced effective August 1, 2015.

        Effective August 1, 2015 the BRVS Large Cap Core Fund, BRVS Capital
        Appreciation Fund, DEUT VIP Large Cap Value Portfolio, and the PIMCO Global
        (Unhedged) Bond Portfolio were closed to new investors.  Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective August 7, 2015, the PIMCO Commodity Real Return Strategy Portfolio
        had a reverse share split as shown in the following table.

                                                                              Split Ratio
                                 Fund                                     (New to Old Shares)
PIMCO Commodity Real Return Strategy Portfolio                                    1:2

        Effective October 30, 2015 the Direxion HY Bond Fund was liquidated.  The plans of liquidation and dissolution were approved by the Board of Trustees of
        Direxion Insurance Trust.  All policyowners were given the opportunity to transfer any values in these funds to any other option(s) of their choice without incurring a transfer charge.  Any funds not transferred when the fund was closed were transferred to the Profunds Money Market Portfolio.

        Effective November 6, 2015 the Neuberger Small Cap Growth Portfolio was
        merged with the Neuberger Mid Cap Growth Portfolio.

        Effective December 1, 2015 the VIPF Money Market Portfolio was renamed the
        VIPF Government Money Market Portfolio.

        Effective April 29, 2016, the LMVET ClearBridge Variable Mid Cap Core Portfolio
        will be renamed the LMVET ClearBridge Variable Mid Cap Portfolio.

        Effective May 1, 2016, several funds had name changes.  The PF Money Market
        Portfolio was renamed the PF Government Money Market Portfolio, the Van Eck
        Emerging Markets Fund was renamed the VanEck Emerging Markets Fund, the
        Van Eck Unconstrained Emerging Markets Bond Fund was renamed the VanEck
        Unconstrained Emerging Markets Bond Fund, the Van Eck Global Hard Assets
        Fund was renamed the VanEck Global Hard Assets Fund, and the AFIS Cash
        Management Fund was renamed the AFIS Ultra-Short Bond Fund.

        Effective May 1, 2016, the TVF Directional Allocation Portfolio was closed to new investors and on June 6, 2016 the portfolio was liquidated.  The plan of liquidation and dissolution was approved by the Board of Trustees of
        Transparent Value.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.  Any funds not transferred when the fund closed were moved to the American Fund IS Cash Management Fund.

        Effective June 28, 2016, the EVVT Bond Initial Portfolio was liquidated.  The plan of liquidation and dissolution was approved by the Board of Trustees of
        Eaton Vance Variable Trust.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.  Any funds not transferred when the fund closed were moved the American Funds IS UltraShort Fund.

        Effective September 23, 2016, the CAM SRI Large Cap Core Portfolio merged with the CAM S&P 500 Index Portfolio.

        Effective September 30, 2016, the Ivy Funds Variable Insurance Portfolios ("IVY
        VIP") was renamed the Ivy Variable Insurance Portfolios ("IVY VIP").

        Effective November 30, 2016, the RYDEX Nova Fund had a share split as shown in the following table.

                                                                              Split Ratio
                                 Fund                                     (New to Old Shares)
RYDEX Nova Fund                                                                   2:1

        Effective November 30, 2016, several RYDEX funds had reverse share splits as shown in the following table.

                                                                              Split Ratio
                                 Fund                                     (New to Old Shares)
RYDEX Inverse Dow 2x Strategy Fund                                                1:3
RYDEX Inverse Government Long Bond Strategy Fund                                  1:3
RYDEX Inverse NASDAQ-100 Strategy Fund                                            1:4
RYDEX Inverse S&P 500 Strategy Fund                                               1:6

        Effective December 2, 2016, several PF funds had reverse share splits as shown in the following table.

                                                                              Split Ratio
                                 Fund                                     (New to Old Shares)
PF Japan Portfolio                                                                1:4
PF Telecommunications Portfolio                                                   1:4
PF Bear Portfolio                                                                 1:5
PF Short Mid-Cap Portfolio                                                        1:8
PF Rising Rates Opportunity Portfolio                                             1:10

        Effective December 31, 2016, Eaton Vance Corporation acquired the assets of
        Calvert Investment Management, Inc.  The announcement of acquisition was done on October 21, 2016.

        Effective January 13, 2017, the EVVT Large Cap Value Portfolio was closed to new investors and on April 28, 2017 the portfolio was liquidated.  The plan of liquidation and dissolution was approved by the Board of Trustees of Eaton
        Vance Variable Trust.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.  Any funds remaining at April 28, 2017 were transferred to the
        American Funds IS UltraShort Fund.

        Effective February 7, 2017, the NLVT Adaptive Allocation Portfolio was
        liquidated.  The plan of liquidation and dissolution was approved by the Board of
        Trustees of Northern Lights Variable Trust.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.  Any funds remaining at 2/28/2017 were transferred to the Profunds Government Money Market.

        Effective March 3, 2017, the IVY VIP Small Cap Value Portfolio was renamed the
        IVY VIP Small Cap Core Portfolio.

        Effective April 28, 2017, the JANUS Janus Portfolio was renamed the JANUS
        Research Portfolio, the OPP Core Bond Fund was renamed the OPP Total
        Return Bond Fund, and the IVY VIP Global Natural Resources Portfolio was
        renamed the IVY VIP Natural Resources Portfolio.

        Effective May 1, 2017, the DEUT VIP Large Cap Value Portfolio was renamed the DEUT VIP CROCI US Portfolio, the Dreyfus Socially Responsible Growth
        Portfolio was renamed the Dreyfus Sustainable U.S. Equity Portfolio, and the
        Morgan Stanley Universal Institutional Funds was renamed MSVIF.

        Effective June 2, 2017, the Janus Aspen Series Portfolios was renamed the
        JANUS and the JANUS Global Unconstrained Bond Portfolio was renamed he
        JANUS GI Unconstrained Bond Portfolio and the JANUS Perkins Mid Cap Value
        Portfolio was renamed the JANUS Mid Cap Value Portfolio.

        Effective June 12, 2017, the BRVS Large Cap Core Fund was renamed the
        BRVS Advantage Large Cap Core Fund and the BRVS Large Cap Growth Fund
        was renamed the BRVS Large Cap Focus Growth Fund.

        The LMVET Clearbridge Variable Large Cap Growth Portfolio, the CVP Select
        Large-Cap Value Portfolio, the CVP Seligman Global Tech Portfolio, the CVP US
        Government Mortgage Portfolio, the First Investor Life Series ("FILS") Covered
        Call Strategy Portfolio, the PIMCO Income Advisor Portfolio, and the NLVT
        Power Dividend Index Fund were introduced effective August 1, 2017.

        Effective August 1, 2017, the DEUT VIP Global Small Cap Portfolio, the VIPF
        Overseas Portfolio, the IVY VIP Asset Strategy Portfolio, the IVY VIP Dividend
        Opportunities Portfolio, the IVY VIP Global Growth Portfolio, the JANUS
        Research Portfolio, the JANUS Overseas Portfolio, the PIONEER VCT Fund
        Portfolio, the PIONEER VCT High Yield Portfolio, the NLVT Power Income Fund,
        the LMVIT Dynamic Multi-Strategy Portfolio, and the ROYCE Micro-Cap Portfolio
        were closed to new investors.  All policyowners were be given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective December 11, 2017, two PF funds had reverse share splits as shown in the following table.

                                                                              Split Ratio
                                 Fund                                     (New to Old Shares)
PF Short Emerging Markets Portfolio                                               1:5
PF UltraShort NASDAQ-100 Portfolio                                                1:8

        Effective March 29, 2018 the BRVS iShares Equity Appreciation Fund and the
        BRVS iShares Dynamic Fixed Income Fund were liquidated.  The plan of liquidation and dissolution was approved by the Board of Trustees of BlackRock
        Variable Series.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.  Any funds remaining at 3/29/2018 were transferred to the
        American Funds IS Ultra-Short Bond fund.

        Effective April 30, 2018 the INV Global Health Care Fund was renamed the INV
        Health Care Fund and the IVY VIP Dividend Opportunities Portfolio was renamed
        IVY VIP Global Equity Income Portfolio.

        Effective May 1, 2018 the IVY VIP Balanced Portfolio, the PRUDENTIAL Natural
        Resources Portfolio, and the PRUDENTIAL SP Prudential US Emerging Growth
        Portfolio were closed to new investors.

        Effective May 1, 2018 the Separate Account began offering a new portfolio of funds, provided by JHVIT.  The funds available under this portfolio include the
        JHVIT Financial Industries Portfolio, the JHVIT Fundamental All Cap Core
        Portfolio, the JHVIT Select Bond Portfolio, and the JHVIT Strategic Income
        Opportunities Portfolio.  In addition, the CAM SRI Balanced Portfolio was introduced on May 1, 2018.

        Effective June 18, 2018 the BRVS Total Return Portfolio and the BRVS S&P 500
        Portfolio were introduced.

        Effective July 2, 2018 the Deutsche Variable Insurance Portfolio was renamed the DWS Variable Insurance Portfolios.

        Effective July 30, 2018 the PIMCO Foreign Bond (USD-Hedged) Portfolio was
        renamed the PIMCO International Bond (USD-Hedged) Portfolio, the PIMCO
        Unconstrained Bond Adv Portfolio was renamed the PIMCO Dynamic Bond Adv
        Portfolio, and the PIMCO Global Bond Unhedged Portfolio was renamed the
        PIMCO Global Bond Opportunities Portfolio.

        Effective July 15, 2018 the BRVS iShares Alternative Strategies Fund was
        closed to new investors and on August 31, 2018 the fund was liquidated.  The plan of liquidation and dissolution was approved by the Board of Trustees of
        BlackRock Variable Series.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.  Any funds remaining at August 31, 2018 were transferred to the American Funds IS Ultra-Short Bond Fund.

        Effective January 1, 2019 the JANUS GI Unconstrained Bond Portfolio was
        closed to new investors and a subsequent liquidation occurred March 1, 2019.
        The plan of liquidation and dissolution was approved by the Board of Trustees of
        Janus Henderson Series.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.  Any funds remaining at March 1, 2019 were transferred to the
        VIPF Government Money Market Portfolio.

        Effective April 18, 2019 the ABVPS Real Estate Investment Portfolio was
        liquidated.  The plan of liquidation and dissolution was approved by the Board of
        Trustees of the AB Variable Products Series.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.  Any funds remaining at April 18,
        2019 were transferred to the VIPF Government Money Market Portfolio Service
        Class 2.

        Effective April 29, 2019 the OPP Global Multi-Alternatives Fund was liquidated.
        The plan of liquidation and dissolution was approved by the Board of Trustees of the Oppenheimer Fund.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.  Any funds remaining at April 29, 2019 will be transferred to the VIPF Government Money Market Portfolio Service Class 2.

        Effective April 30, 2019 the MSVIF Mid Cap Growth Portfolio was renamed the
        MSVIF Discovery Portfolio.

        Effective May 1, 2019 the Separate Account began offering a new portfolio of funds, provided by FED.  The funds available under this portfolio include the FED
        High Income Bond Portfolio, the FED Kaufmann Portfolio, and the FED Managed
        Volatility Portfolio.  In addition, the ACVP Balanced Fund, the ACVP Income &
        Growth Fund, and the MFS Global Real Estate Portfolio were introduced on May
        1, 2019.

        Effective May 1, 2019 the LMVET ClearBridge Variable Aggressive Growth
        Portfolio, the VIPF Value Strategies Portfolio, the JHVIT Fundamental All Cap
        Core Portfolio, the RYDEX VIF Biotechnology Fund, and the RYDEX VIF S&P
        MidCap 400 Pure Growth Fund were closed to new investors.

        Effective May 1, 2019 the BRVS iShares Dynamic Allocation Fund was renamed the BRVS 60/40 Target Allocation ETF Fund.

        Effective May 28, 2019 all Oppenheimer Funds were transitioned into INV OPP.

        Effective June 1, 2019 the MFS International Value Portfolio was renamed the
        MFS International Intrinsic Value Portfolio.

        Effective June 3, 2019 the Dreyfus Variable Investment Fund was renamed the
        BNY.

        Effective July 1, 2019, the LAC International Opportunities Portfolio was closed to new investors and on July 31, 2019 the portfolio was liquidated.  The plan of liquidation and dissolution was approved by the Board of Trustees of Lord Abbett
        Series Fund, Inc.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.  Any funds remaining at July 31, 2019 were transferred to the
        VIPF Government Money Market Portfolio.

        Effective October 1, 2019 the PIMCO Global Multi-Asset Managed Allocation
        Portfolio was renamed the PIMCO Global Managed Asset Allocation Portfolio.

        Effective October 4, 2019 all FILS Funds were transitioned into the DEL.

        Effective October 4, 2019 the DEL Total Return Portfolio, the DEL International
        Portfolio, the DEL Opportunity Portfolio, and the DEL Covered Call Strategy
        Portfolio were closed to new investors.

        Effective November 15, 2019, four PF funds had reverse share splits as shown in the following table.

                                                                              Split Ratio
                                 Fund                                     (New to Old Shares)
PF Ultrashort Dow 30 Portfolio                                                    1:8
PF Short NASDAQ-100 Portfolio                                                     1:4
PF Short Dow 30 Portfolio                                                         1:4
PF Short International Portfolio                                                  1:4

        Effective November 15, 2019, one PF fund had a forward share split as shown in the following table.

                                                                              Split Ratio
                                 Fund                                     (New to Old Shares)
PF Internet Portfolio                                                             3:1

        Fair Value
        Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account.  Investment transactions are recorded on the trade date (the date the order to buy or sell is executed).  Dividends are automatically reinvested in shares of the Funds.

        Current accounting standards define fair value as based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value standards also establish a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value.  Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument.  Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds.  As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets.  Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes.  Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.  The Company does not hold any Level 2 securities in the Separate Account.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument.  These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments.  The Company does not hold any Level 3 securities in the Separate
        Account.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

        At December 31, 2019, the Company's investments were classified as follows:

                                    Quoted prices           Significant
                                      in active                other             Significant
                                     markets for            observable           unobservable
                                  identical assets            inputs                inputs
        Assets                        (Level 1)              (Level 2)            (Level 3)               Total
        Mutual Funds              $ 1,779,496,618              $ -                  $ -            $1,779,496,618

        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments.  Dividend and capital gain distributions are recorded as income on the ex-dividend date.

        The Separate Account had no liabilities or changes in liabilities as of and for the year ended December 31, 2019.

        The contracts do not provide for a variable payout option; therefore all assets in the Separate Account are in the accumulation phase.

        Federal Income Taxes
        The operations of the Separate Account are included in the federal income tax return of the Company.  Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account.  No charge is currently being made against the Separate
        Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves.  However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed.  Charges for state and local taxes, if any, attributable to the Separate
        Account may also be made.

        New and Adopted Accounting Pronouncements
        In August 2018, the FASB issued guidance which changed the fair value measurement disclosure requirements by removing some previously required disclosures.  The Separate Account elected to early adopt this guidance.  Other than removal of disclosure requirements there were no impacts to the Separate
        Account's financial statements.

        Use of Estimates
        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

        Related Party Transactions
        The Company has an indirect interest in and pays investment management fees to an affiliate, Guggenheim Partners Investment Management Inc.  The fees are calculated based on the average fair value of invested assets under management multiplied by a contractual rate.  The Guggenheim Variable
        Insurance Funds and the Rydex Variable Trust Funds are managed by indirect affiliates of the Company.  The sponsor company, Midland National Life
        Insurance Company, pays fees to an affiliate of Guggenheim for providing administrative services on certain variable annuity products.

        Subsequent Events
        The Company evaluated subsequent events through April 24, 2020, the date the financial statements were available to be issued.  Subsequent to December 31,
        2019, Novel Coronavirus ("COVID-19") began spread across the globe after originating in China. On March 11, 2020, the World Health Organization declared
        COVID-19 a global pandemic. COVID-19 has caused significant disruption to daily life as containment efforts have been undertaken creating economic, business and societal disruption and roiling financial markets. As a result, the
        Company has seen volatility in the levels of net assets of the Separate Account.
        The extent to which the COVID-19 pandemic will continue to impact the net assets will depend on future developments, which are highly uncertain and cannot be estimated at this time.

        Excluding the events below there are no additional transactions that require disclosure in the financial statements.

        Effective April 28, 2020, the FED will be renamed Federated Hermes ("FED H").

        Effective April 29, 2020, the JANUS Global Technology Portfolio will be renamed the JANUS Global Technology and Innovation Portfolio.

        Effective April 30, 2020, the BNY Mellon International Value Portfolio will be closed to new investors and liquidated.

        Effective May 1, 2020, the Van Eck Unconstrained Emerging Markets Bond Fund
        will be renamed the Van Eck Emerging Markets Bond Fund and the NLVT Power
        Dividend Index Fund will be closed to new investors.

        Effective May 1, 2020, the CVP Strategic Income Portfolio and the VIPF
        International Capital Appreciation Portfolio will be introduced.  In addition, the JANUS Overseas Portfolio will be reopened to investors.

2.      Expenses

        The Company is compensated for certain expenses as described below.  The rates of each applicable charge are described in the Separate Account's prospectus.

        o       A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate
                Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

        o       A mortality and expense risk fee is charged in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

        o       A transfer charge is imposed on each transfer between portfolios of the
                Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

        The rates of each applicable charge depending on the product are summarized below.

                                             Product                        M&E Charge           Admin Fee         Maintenance Fee
Midland National Advantage Variable Annuity*                                  0.95%                0.00%                $ 30.00
Midland National Advantage II*                                                1.40%                0.00%                $ 30.00
Midland National Advantage III*                                               1.35%                0.00%                $ 30.00
Midland National MNL Advisor*                                                 1.55%                0.00%                $ 30.00
Midland National Variable Annuity*                                            1.25%                0.15%                $ 33.00
Midland National Variable Annuity II*                                         1.25%                0.15%                $ 35.00
Midland National Vector Variable Annuity*                                 0.85% to 1.10%           0.45%                $ 30.00
Midland National Vector II Variable Annuity*                              1.20% to 1.45%           0.45%                $ 30.00
Sammons Retirement Solutions LiveWell Variable Annuity                        1.00%           0.15% to 0.35%            $ 40.00
Sammons Retirement Solutions LiveWell Freedom Variable Annuity                1.00%                0.35%                $ 40.00

*New contracts are no longer being issued for this product

3.      Purchases and Sales of Investment Securities

        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2019 and 2018 were as follows:

                                                                          2019                                  2018
                                                          -------------------------------------  ------------------------------------
Portfolio                                                      Purchases             Sales            Purchases            Sales

Fidelity Variable Insurance Products
    Government Money Market Portfolio                         $ 22,552,633        $ 27,459,051       $ 26,564,489       $ 28,195,703
    High Income Portfolio                                       21,546,372          14,022,648         26,629,175         27,361,624
    Equity-Income Portfolio                                      1,284,645           1,776,518          1,555,115          2,688,470
    Growth Portfolio                                             1,320,446           1,956,904          1,939,102          1,775,336
    Overseas Portfolio                                             947,424           1,327,036            452,534          1,604,014
    Mid Cap Portfolio                                            3,653,510           2,547,946          3,274,530          2,783,078
    Asset Manager Portfolio                                        165,401              86,201             82,453             93,008
    Investment Grade Bond Portfolio                              1,723,961           1,851,650            232,900            792,270
    Index 500 Portfolio                                          5,862,575           3,753,115            932,637          4,780,302
    Contrafund Portfolio                                         8,157,973           4,915,314          6,429,691          5,161,363
    Asset Manager: Growth Portfolio                                138,655             133,643            115,198             89,487
    Balanced Portfolio                                             580,559             412,601            413,608            514,563
    Growth & Income Portfolio                                    1,385,239           1,324,328            206,211            375,639
    Growth Opportunities Portfolio                               3,895,430           2,007,689          1,136,042          1,091,090
    Value Strategies Portfolio                                   1,055,057           1,074,771          1,068,723          1,334,687
    Strategic Income Portfolio                                   3,719,264           1,734,432          4,712,144          2,963,562
    Emerging Markets Portfolio                                     627,787             550,439          1,246,505          1,011,840
    Real Estate Portfolio                                        4,697,555           1,836,342          3,038,335          2,112,719
    Funds Manager 50% Portfolio                                  2,521,887             562,542          1,713,888            622,888
    Funds Manager 70% Portfolio                                  1,077,584             254,640            770,688            313,501
    Funds Manager 85% Portfolio                                    661,543             621,219            273,887            237,270
    Government Money Market Portfolio Service Class 2            2,703,872           1,471,947          1,622,529            975,311
American Century Variable
 Portfolios, Inc.
    Balanced Fund                                                  489,590             294,163            135,026            279,200
    Capital Appreciation Fund                                    1,197,317             685,234            341,255            823,397
    International Fund                                           1,036,402             887,716          1,304,543          1,501,602
    Value Fund                                                  11,587,989           5,903,585         10,605,165          6,734,394
    Income & Growth Fund                                         1,092,003             946,992          1,050,428          1,428,942
    Inflation Protection Fund                                      966,377           1,529,570          1,453,998          1,576,701
    Large Company Value Fund                                     1,024,822             985,795            428,052            579,955
    Mid Cap Value Fund                                           8,319,657           2,690,314          6,947,811          2,689,124
    Ultra Fund                                                   2,495,052           2,835,856          3,501,672          1,492,638
MFS Variable Insurance Trust
    Research Series                                                405,792             533,022            380,468            168,219
    Growth Series                                                1,389,497           1,173,826          1,042,717          1,074,466
    Investors Trust Series                                          79,968              72,196            212,689            231,522
    New Discovery Series                                         3,983,762           2,180,969          2,209,282          1,444,011
    Corporate Bond Portfolio                                     1,799,976           1,117,744            735,894          1,205,386
    Emerging Markets Equity Portfolio                            1,475,186             668,488          2,209,879            727,333
    Technology Portfolio                                         1,685,733             908,335          1,897,742            898,770
    Global Tactical Allocation Portfolio                           380,921             128,148            242,001            639,789
    International Intrinsic Value Portfolio                      3,251,900           2,055,155          3,037,608          1,562,366
    Utilities Series Portfolio                                   2,754,072           1,414,717          1,627,171          1,160,308
    Blended Research Core Equity Portfolio                         445,875           1,044,895            721,815            148,380
    Global Real Estate Portfolio                                   403,366              73,034                  -                  -
Lord Abbett Series Fund, Inc.
    Growth & Income Portfolio                                      195,484             143,684            235,882            456,406
    Mid-Cap Stock Portfolio                                        158,703             486,719            300,857            791,505
    International Opportunities Portfolio                          536,062           7,031,433          1,807,613          2,117,326
    Bond-Debenture Portfolio                                     5,588,507           2,002,130          4,539,340          2,775,108
    Fundamental Equity Portfolio                                   195,557             202,709            658,683            250,780
    Developing Growth Portfolio                                  1,729,820           1,685,666          2,354,960            965,721
    Short Duration Income Portfolio                              9,587,473           7,151,447         10,433,493          4,425,988
Alger Fund
    LargeCap Growth Portfolio                                      368,043           1,727,305          2,345,210          2,735,948
    MidCap Growth Portfolio                                      1,921,250           1,375,970            755,912          1,241,457
    Capital Appreciation Portfolio                                 721,266             901,101          1,495,718          1,379,760
    SmallCap Growth Portfolio                                       45,251             106,688             31,276            137,031
    Capital Appreciation Portfolio Class S                       7,141,777           5,830,845         11,189,904          6,151,919
Calvert Variable Series, Inc.
    Mid Cap Growth Portfolio                                       894,271             499,442          1,070,897            591,202
    S&P 500 Index Portfolio                                        477,203             635,257            510,898            640,435
    SRI Balanced Portfolio                                         652,925               8,997            302,383                940
Invesco Variable Insurance Funds
    Technology Fund                                                221,647             134,481            553,881            370,633
    Managed Volatility Fund                                         73,203             150,850             66,435            123,379
    Diversified Dividend Fund                                      598,683             601,402            350,384            374,141
    Health Care Fund                                               389,909             578,966            615,383            414,543
    Global Real Estate Fund                                        174,282             110,504             35,893             81,111
    International Growth Fund                                      443,759             312,433             18,195            270,912
    Mid Cap Core Equity Fund                                       167,181             123,758            127,603            210,967
J.P. Morgan Series Trust II
    Core Bond Portfolio                                          1,609,110           2,846,028          2,054,655          1,740,884
    Small Cap Core Portfolio                                       652,815             453,465            481,616            648,759
Rydex Variable Trust
    Nova Fund                                                      118,755             250,363            431,395            340,919
    NASDAQ-100 Fund                                                205,728             250,103            683,669            594,795
    U.S. Government Money Market Fund                              421,012             742,334          1,179,501          1,306,678
    Inverse S&P 500 Strategy Fund                                    4,925               7,232              4,896             15,368
    Inverse NASDAQ-100 Strategy Fund                                 7,815               7,631              5,063             19,761
    Inverse Government Long Bond Strategy Fund                       6,535              28,106             28,680              1,761
    Government Long Bond 1.2x Strategy                           6,684,907           6,774,371             36,933            124,699
    NASDAQ-100 2x Strategy Fund                                          -                   -                  -                  -
    Inverse Dow 2x Strategy Fund                                         -                   -                  -                  -
Rydex Variable Insurance Funds
    Biotechnology Fund                                             898,511           1,321,999            952,162          1,312,296
    S&P 500 Pure Growth Fund                                     1,047,358           1,022,550          2,195,414          1,451,292
    S&P MidCap 400 Pure Growth Fund                                140,733             172,555            833,281            337,876
Guggenheim Variable Insurance Funds
    Long Short Equity Fund                                         222,668              51,496            147,218            149,026
    Multi-Hedge Strategies Fund                                    182,003             492,125            136,178            728,496
    Global Managed Futures Strategy Fund                           751,738             785,867             75,146             61,221
    Small Cap Value Fund                                           571,480             521,149            994,870            549,809
ProFunds VP
    Access VP High Yield Fund                                      125,911             255,170            632,290            583,275
    Asia 30                                                         79,149              80,221             16,379             61,449
    Banks                                                           46,322              51,852             25,347             69,578
    Basic Materials                                                 15,556              38,494             14,026             74,947
    Bear                                                             2,265              16,271            209,614            220,065
    Biotechnology                                                  127,467             173,093            198,996            330,370
    Bull                                                         1,266,492             846,225          1,205,353          1,933,019
    Consumer Goods                                                 158,237              90,997             53,202            107,376
    Consumer Services                                              195,940             229,667            268,499            351,734
    Dow 30                                                         115,962             155,522            341,674            329,068
    Emerging Markets                                                71,990              95,947            264,417            348,635
    Europe 30                                                       36,080              50,555             21,647             24,823
    Falling U.S. Dollar                                              4,602               8,057             53,111             52,678
    Financials                                                      55,668              42,831            126,109            214,361
    Health Care                                                    286,873             485,455            575,723            451,601
    Industrials                                                    207,746             145,992            130,502            201,444
    International                                                      970               8,529            517,448            533,356
    Internet                                                       316,291             497,581            410,943            381,181
    Japan                                                            4,489              21,955              9,602              9,259
    Large-Cap Growth                                               553,821             438,861          1,032,804          1,230,305
    Large-Cap Value                                                433,305             355,904            493,069            830,679
    Mid-Cap                                                      8,500,735           8,473,698          8,378,506          9,139,074
    Mid-Cap Growth                                                 158,408             176,884            500,445            581,209
    Mid-Cap Value                                                   51,962              87,401            235,777            400,543
    Government Money Market                                      4,984,355           7,594,720          8,580,261         10,040,596
    Oil & Gas                                                      146,257             287,290            517,286            754,030
    NASDAQ-100                                                     840,370           1,064,398          1,170,826          1,257,211
    Pharmaceuticals                                                 26,963              55,789             69,183             89,907
    Precious Metals                                                413,015             534,008            564,352            683,328
    Real Estate                                                    145,188             176,353            412,083            265,907
    Rising Rates Opportunity                                         3,138              62,427            276,043            224,143
    Semiconductor                                                  201,683             142,226             83,210             76,042
    Short Dow 30                                                         1                 146             46,118             46,048
    Short Emerging Markets                                               -                   -             24,039             22,836
    Short International                                              1,486              10,448             14,146             14,612
    Short Mid-Cap                                                    1,243               1,279              6,349              6,293
    Short NASDAQ-100                                                     1                  53              1,231              1,274
    Short Small-Cap                                                  1,909              12,731              1,993              4,416
    Small-Cap                                                      148,754             122,409            408,391            485,310
    Small-Cap Growth                                               169,684             228,724            747,677            873,779
    Small-Cap Value                                                 17,139              25,396            349,145            430,414
    Technology                                                     574,172             483,066            171,936            259,973
    Telecommunications                                               4,483              14,832                845             10,067
    U.S. Government Plus                                           157,988             290,354            507,989            448,328
    UltraBull                                                      336,367             461,756            668,677            655,625
    UltraMid-Cap                                                 5,956,683           6,439,401          6,345,193          6,376,029
    UltraNASDAQ-100                                                413,680             529,208            507,904            375,962
    UltraShort Dow 30                                              146,754             141,189            116,801            117,154
    UltraShort NASDAQ-100                                           68,952              74,207             40,207             38,545
    UltraSmall-Cap                                               1,238,445           1,310,615          1,387,852          1,377,939
    Utilities                                                      231,083             234,963             74,975            112,233
VanEck Worldwide Insurance Trust
    Global Hard Assets Fund                                        859,400           1,084,794          1,039,124          2,115,436
    Emerging Markets Fund                                          370,591             586,438            179,061          1,042,290
    Unconstrained Emerging Markets Bond Fund                       402,761             496,567            190,451            395,423
Janus Henderson Series
    Global Technology Portfolio                                  2,299,976           1,396,070          2,246,218          1,117,547
    Overseas Portfolio                                             106,017             108,590            109,131            173,615
    Research Portfolio                                              88,869             109,231            118,262            224,410
    Enterprise Services Portfolio                                6,658,991           2,706,213          7,620,705          1,673,339
    Global Research Portfolio                                      403,490             268,998            247,071            242,493
    Mid Cap Value Portfolio                                      1,057,131             681,584            915,640            746,638
    Balanced Portfolio                                          15,184,256           3,495,164         12,494,538          2,146,141
    Flexible Bond Portfolio                                      3,842,970           2,470,951          2,632,601          1,418,788
    GI Unconstrained Bond Portfolio                                 74,638           1,002,914            334,772            259,964
PIMCO Variable Insurance Trust
    Total Return Portfolio                                      18,202,749          17,858,756         16,214,207         14,819,752
    Low Duration Portfolio                                       6,679,964           6,364,252         10,156,881          6,393,884
    High Yield Portfolio                                         8,146,657           4,310,391          2,806,723          3,528,459
    Real Return Portfolio                                        2,618,649           2,729,963          4,389,792          4,848,340
    All Asset Portfolio                                            503,864           1,116,393            782,854            861,262
    Global Managed Asset Allocation Portfolio                      198,409             134,713            116,723             60,598
    Short-Term Portfolio                                        10,944,577          13,517,418         15,227,910         12,866,275
    Emerging Markets Bond Portfolio                                688,841             441,076            794,013            419,594
    Global Bond Opportunities Portfolio                             26,175              28,327             37,549             43,304
    Commodity Real Return Strategy Portfolio                       483,882             723,000            451,173          1,108,781
    International Bond (USD-Hedged) Portfolio                      788,049             382,616          1,089,446            334,946
    Dynamic Bond Adv Portfolio                                     916,261             501,699            396,093            526,149
    Income Advisor Portfolio                                    11,701,014           3,204,780         19,888,731          1,448,746
Goldman Sachs Variable Insurance Trust
    Small Cap Equity Insights Fund                                 680,710           1,008,334          1,530,985          1,242,701
    Large Cap Value Fund                                            80,374             486,930            554,053             79,033
    Mid Cap Value Fund                                             717,352             854,445            550,832            917,284
Neuberger Berman Advisors Management Trust
    Mid-Cap Growth Portfolio                                       831,701             590,999            225,245            729,336
    AMT Mid Cap Intrinsic Value Portfolio                          315,598             170,044            184,658             72,438
BNY Mellon Variable Investment Fund
    Appreciation Portfolio                                         168,778             152,255            287,287            450,818
    International Value Portfolio                                    7,889              32,846             18,595             18,986
    Sustainable U.S. Equity Portfolio                               36,080              21,027              7,065              2,283
Invesco Van Kampen Variable Insurance Fund
    Growth and Income Portfolio                                    433,567             391,282            198,318            188,351
    Value Opportunities Fund                                        13,306              41,889             43,299             41,218
    American Value Fund                                            122,509             121,981             71,171            141,166
Morgan Stanley Variable Institutional Funds
    Emerging Markets Debt Portfolio                                 22,844              71,547            208,045            301,287
    Emerging Markets Equity Portfolio                               95,759             224,795            298,802            310,905
    Discovery Portfolio                                             25,941             111,471             82,917             61,944
    U.S. Real Estate Portfolio                                      65,007             110,474             37,624             62,283
Northern Lights Variable Trust
    Power Income Fund                                               99,706             422,464            115,086            185,816
    Power Dividend Index Fund                                    5,650,952          10,680,720         12,022,420            472,754
AB Variable Products Series
    Real Estate Investment Portfolio                                83,456           2,184,196            518,485            876,609
    Dynamic Asset Allocation Portfolio                           2,074,881             152,775            446,370            149,236
    Small Cap Growth Portfolio                                      26,904               9,853             34,359             14,154
    Small Mid Cap Value Portfolio                                1,350,022             655,487          1,070,586            514,947
BlackRock Variable Series Fund, Inc.
    Basic Value Fund                                               924,267           1,180,808          1,037,623            733,967
    Capital Appreciation Fund                                      164,491             237,481            303,196            148,350
    Equity Dividend Fund                                         4,816,101           1,990,164          5,078,109          1,561,239
    Global Allocation Fund                                       1,414,754           2,511,978          2,326,961          2,657,975
    Advantage Large Cap Core Fund                                   88,214             308,247            339,193            248,748
    Large Cap Focus Growth Fund                                  4,207,769             677,718          2,820,911          1,226,294
    iShares Alternatives Strategies Fund                                 -                   -            187,828          1,438,592
    60/40 Target Allocation ETF Fund                             2,444,806             450,544            614,584             83,414
    iShares Dynamic Fixed Income Fund                                    -                   -             66,482            954,084
    iShares Equity Appreciation Fund                                     -                   -             38,592            447,853
    Total Return Portfolio                                       1,296,295             250,360             46,033                 49
    S&P 500 Portfolio                                              829,437              52,047            488,866                928
Columbia Variable Portfolio
    Contrarian Core 2 Portfolio                                    551,273             768,404          1,447,667          1,091,254
    Dividend Opportunity Portfolio                               1,023,656             747,642            330,009            506,500
    Emerging Markets Bond Portfolio                                484,608           1,342,751            661,410          1,392,953
    High Yield Portfolio                                         1,019,786             722,896            377,629            711,641
    Select Large-Cap Value Portfolio                               277,028              98,851          1,266,382            487,667
    Seligman Global Tech Portfolio                               1,552,553             466,026            868,541            250,101
    US Government Mortgage Portfolio                               637,677              90,305            108,952              3,585
DWS Variable Insurance Portfolios
    Equity 500 Index Portfolio                                  11,688,877           4,200,927          8,182,372          8,627,885
    Small Cap Index Portfolio                                    2,242,572             702,587          1,038,878            949,993
    Alternative Asset Allocation Portfolio                         164,689             581,828            164,273            408,478
    Global Small Cap Portfolio                                     198,272             152,858             85,675            160,811
    Small Mid Cap Value Portfolio                                  895,465           1,023,894          2,453,009            894,024
    CROCI US Portfolio                                              29,501              63,467             35,648             39,013
Eaton Vance Variable Trust
    Floating Rate Income Portfolio                               6,780,845           6,385,441         13,503,907          9,933,017
Delaware Variable Insurance Portfolios
    Total Return Portfolio                                         127,486              77,460            108,769            196,808
    International Portfolio                                        591,505             522,249            671,919            405,988
    Opportunity Portfolio                                          728,957           1,763,106            838,324          2,166,209
    Covered Call Strategy Portfolio                                 12,366               5,346             87,008              1,910
Franklin Templeton Variable Insurance Products Trust
    Mutual Shares Fund                                           1,513,174           1,107,267          1,178,193          1,246,864
    Income Fund                                                  4,378,696           2,310,569          3,524,216          3,310,026
    Global Bond Fund                                             6,606,184           3,238,744          4,965,331          3,904,716
    Foreign Fund                                                 5,053,541           3,562,220          6,159,041          3,261,064
    Developing Markets Fund                                        256,021             865,895            730,473            820,820
    Mutual Global Discovery Fund                                 1,314,455           1,155,075          1,418,027          1,054,982
    Rising Dividends Fund                                        5,858,005           2,920,254          5,067,200          2,856,557
Ivy Variable Insurance Portfolios
    Asset Strategy Portfolio                                       364,239             577,560            324,331            969,806
    Balanced Portfolio                                             994,786             674,287            659,418          1,475,747
    Global Equity Income Portfolio                                 346,872             127,021            159,740            135,451
    Energy Portfolio                                             1,292,237             894,991            799,382            583,415
    Global Bond Portfolio                                          225,031             166,858            561,789            365,839
    Natural Resources Portfolio                                    323,843             145,350            197,597            300,265
    Growth Portfolio                                             1,713,787             954,808            788,180            652,513
    High Income Portfolio                                        4,626,956           3,983,110          3,446,799          3,961,571
    International Core Equity Portfolio                          2,066,471           1,181,923          2,149,301            760,365
    Global Growth Portfolio                                        595,938              64,866             93,968            171,855
    Mid Cap Growth Portfolio                                     2,438,375           1,021,068          3,138,934            723,426
    Science and Technology Portfolio                             3,542,199           1,833,057          3,487,213          1,084,021
    Small Cap Growth Portfolio                                   2,377,560             935,436          3,775,473            882,864
    Small Cap Core Portfolio                                     3,717,105           1,646,481          4,298,253          1,794,257
Lazard Retirement Series, Inc.
    International Equity Portfolio                                 189,541             109,850            205,450             90,337
    Global Dynamic Multi Asset Portfolio                            91,784             387,372            286,906            454,708
Legg Mason Partners Variable Equity Trust
    Western Asset Variable Global High Yield Bond Portfolio        726,253             307,892            362,665            308,380
    ClearBridge Variable Mid Cap Portfolio                       1,387,144           1,403,285          3,805,110          1,167,789
    ClearBridge Variable Dividend Strategy Portfolio            12,031,076           2,130,633          2,928,817          2,274,060
    ClearBridge Variable Small Cap Growth Portfolio              1,575,033           1,117,369          2,420,899          1,066,694
    ClearBridge Variable Aggressive Growth Portfolio               120,075             105,011            553,337             51,591
    Western Asset Variable Core Bond Plus Portfolio             15,413,149           6,080,674         23,027,598          4,816,708
    ClearBridge Variable Large Cap Growth Portfolio              5,138,754           1,701,080          6,477,671            910,008
QS Legg Mason Partners Variable Income Trust
    Dynamic Multi Strategy Portfolio                                14,907              61,760             33,858             37,199
Pioneer Variable Contracts Trust
    Fund Portfolio                                                 140,534             101,795            251,142            226,550
    Bond Portfolio                                               7,338,483           4,024,973          9,197,455          4,064,740
    Strategic Income Portfolio                                   2,583,337           2,038,542          3,318,956          2,762,735
    Equity Income Portfolio                                      7,594,771           1,308,482          5,936,626          1,330,343
    High Yield Portfolio                                           115,284             191,396            110,221            253,944
Prudential Series Funds
    Jennison 20/20 Focus Portfolio                                  41,779              21,954              4,135             87,198
    Natural Resources Portfolio                                    536,197             210,366            102,062            285,978
    SP Prudential US Emerging Growth Portfolio                      31,478             215,478             77,577             47,960
Royce Capital Fund
    Micro-Cap Portfolio                                             75,820              81,964             62,063             70,948
    Small Cap Portfolio                                          1,610,980           1,410,324          1,232,023          2,026,144
Alps Fund
    Alerian Energy Infrastructure Portfolio                        266,648             340,588            256,991            345,785
    Red Rocks Listed Private Equity Portfolio                      486,835             505,998            532,461            687,321
American Funds IS
    Asset Allocation Fund                                       25,702,655           6,025,093         16,840,362          6,385,784
    Blue Chip Income and Growth Fund                            10,008,454           3,866,856         10,721,119          2,888,541
    Ultra-Short Bond Fund                                        8,872,083           8,880,806          7,828,418          9,519,422
    Capital Income Builder Fund                                  3,253,328           1,850,853          5,106,206          2,625,934
    Global Growth Fund                                           4,259,537           1,265,968          3,760,226          1,003,919
    Global Growth and Income Fund                                2,791,043           2,148,930          4,564,762          1,210,809
    Global Small Capitalization Fund                             1,511,308             679,097          1,631,248            581,101
    Growth Fund                                                  7,195,831           2,444,051         10,644,921          2,613,592
    Growth-Income Fund                                          11,623,395           3,093,480         11,439,287          3,074,261
    International Fund                                           1,740,857           1,287,188          3,578,106          1,005,392
    International Growth and Income Fund                         1,656,497             609,301          2,606,245            738,196
    New World Fund                                               5,554,139           2,720,602          7,397,357          1,650,252
    U.S. Government/AAA-Rated Securities Fund                    8,982,095           4,739,671          4,816,441          3,451,890
Invesco Oppenheimer
    Total Return Bond Fund                                       1,757,764             725,253            199,783            242,865
    Discovery Mid Cap Growth Fund                                1,358,676             337,030            684,708            301,746
    Global Multi-Alternatives Fund                                   1,182              90,520            279,238            282,316
    Global Fund                                                  2,137,230           1,344,545          2,195,939          1,703,443
    International Growth Fund                                    4,578,801           1,041,503          4,798,451            677,052
    Main Street Fund                                             4,880,798             975,556          2,777,178            745,741
    Main Street Small Cap Fund                                   1,470,037             610,003          2,023,769          1,095,636
T. Rowe Price
    Blue Chip Growth Portfolio                                  12,740,887           2,905,027         13,349,660          3,349,978
    Health Sciences Portfolio                                    5,941,993           2,562,441          5,091,228          1,413,993
John Hancock Variable Insurance Trust
    Financial Industries Portfolio                                 326,857              14,799            207,882             33,729
    Fundamental All Cap Core Portfolio                              25,521              10,595             60,173                175
    Select Bond Portfolio                                          219,249              64,264              4,840                954
    Strategic Income Opportunities Portfolio                       191,265               4,421             89,739                163
Federated
    High Income Bond Portfolio                                     339,676               3,714                  -                  -
    Kaufmann Portfolio                                             822,179             124,580                  -                  -
    Managed Volatility Portfolio                                    24,573                  62                  -                  -

4.      Summary of Changes from Unit Transactions

        Transactions in units for the years ended December 31, 2019 and 2018 were as follows:

                                                                              2019                                             2018
                                                          ----------------------------------------------   ----------------------------------------------
                                                                                           Net Increase/                                    Net Increase/
Portfolio                                                     Purchases         Sales        (Decrease)        Purchases         Sales        (Decrease)

Fidelity Variable Insurance Products
    Government Money Market Portfolio                          2,106,295      2,563,246        (456,951)        2,501,653      2,657,874        (156,221)
    High Income Portfolio                                        879,154        554,741         324,413         1,072,658      1,189,104        (116,446)
    Equity-Income Portfolio                                       20,429         57,096         (36,667)           43,272         98,601         (55,329)
    Growth Portfolio                                              21,739         41,728         (19,989)           28,086         49,514         (21,428)
    Overseas Portfolio                                            31,494         66,045         (34,551)           22,105         76,436         (54,331)
    Mid Cap Portfolio                                            113,531        119,885          (6,354)          103,995        123,529         (19,534)
    Asset Manager Portfolio                                        3,246          3,004             242             1,421          2,668          (1,247)
    Investment Grade Bond Portfolio                               92,806        100,663          (7,857)            9,564         46,332         (36,768)
    Index 500 Portfolio                                          414,334        113,464         300,870            21,973        153,900        (131,927)
    Contrafund Portfolio                                         244,263        180,309          63,954           192,849        194,665          (1,816)
    Asset Manager: Growth Portfolio                                4,130          5,037            (907)            3,644          2,822             822
    Balanced Portfolio                                            15,345         14,843             502             9,954         19,574          (9,620)
    Growth & Income Portfolio                                     43,827         46,602          (2,775)            4,190         12,160          (7,970)
    Growth Opportunities Portfolio                               224,477         58,136         166,341            33,202         33,885            (683)
    Value Strategies Portfolio                                    37,790         57,753         (19,963)           49,774         75,719         (25,945)
    Strategic Income Portfolio                                   286,098        140,771         145,327           384,413        254,633         129,780
    Emerging Markets Portfolio                                    48,096         42,017           6,079           100,175         81,878          18,297
    Real Estate Portfolio                                        255,584        105,025         150,559           134,359        136,865          (2,506)
    Funds Manager 50% Portfolio                                  165,170         37,743         127,427           109,703         44,929          64,774
    Funds Manager 70% Portfolio                                   48,787         14,406          34,381            38,211         19,168          19,043
    Funds Manager 85% Portfolio                                   31,534         37,481          (5,947)           13,086         15,188          (2,102)
    Government Money Market Portfolio Service Class 2            284,939        154,573         130,366           172,049        102,716          69,333
American Century Variable
 Portfolios, Inc.
    Balanced Fund                                                 37,580         11,993          25,587             4,513         11,228          (6,715)
    Capital Appreciation Fund                                     21,579         15,008           6,571             9,520         22,480         (12,960)
    International Fund                                            46,199         47,686          (1,487)           55,413         77,404         (21,991)
    Value Fund                                                   453,697        294,936         158,761           608,768        340,880         267,888
    Income & Growth Fund                                          61,367         48,547          12,820            43,795         66,350         (22,555)
    Inflation Protection Fund                                     85,940        123,953         (38,013)          135,851        137,017          (1,166)
    Large Company Value Fund                                      54,972         51,405           3,567            22,233         34,318         (12,085)
    Mid Cap Value Fund                                           292,662        120,894         171,768           298,059        129,994         168,065
    Ultra Fund                                                    86,206        119,992         (33,786)          141,710         66,426          75,284
MFS Variable Insurance Trust
    Research Series                                               11,604         17,690          (6,086)           11,495          5,955           5,540
    Growth Series                                                 34,494         30,762           3,732            29,066         33,218          (4,152)
    Investors Trust Series                                         2,279          2,533            (254)            7,398          8,798          (1,400)
    New Discovery Series                                         123,015         78,016          44,999            70,932         50,854          20,078
    Corporate Bond Portfolio                                     148,132         96,601          51,531            57,554        110,025         (52,471)
    Emerging Markets Equity Portfolio                            130,226         61,752          68,474           203,639         64,664         138,975
    Technology Portfolio                                          47,952         32,406          15,546            72,017         36,449          35,568
    Global Tactical Allocation Portfolio                          25,071          9,170          15,901            14,881         50,498         (35,617)
    International Intrinsic Value Portfolio                      149,998        107,704          42,294           169,269         88,163          81,106
    Utilities Series Portfolio                                   144,934         78,927          66,007           105,421         74,249          31,172
    Blended Research Core Equity Portfolio                        18,811         78,278         (59,467)           41,133         10,101          31,032
    Global Real Estate Portfolio                                  37,534          6,690          30,844                 -              -               -
Lord Abbett Series Fund, Inc.
    Growth & Income Portfolio                                      2,695          4,752          (2,057)            3,574         16,243         (12,669)
    Mid-Cap Stock Portfolio                                        4,227         18,415         (14,188)            8,223         27,135         (18,912)
    International Opportunities Portfolio                         21,100        271,116        (250,016)           33,652         71,869         (38,217)
    Bond-Debenture Portfolio                                     370,190        140,718         229,472           276,888        209,868          67,020
    Fundamental Equity Portfolio                                   9,022         10,733          (1,711)           25,379         15,414           9,965
    Developing Growth Portfolio                                   66,261         80,234         (13,973)           97,364         50,002          47,362
    Short Duration Income Portfolio                              872,138        679,763         192,375           983,532        428,909         554,623
Alger Fund
    LargeCap Growth Portfolio                                     11,296         67,882         (56,586)           54,605        110,007         (55,402)
    MidCap Growth Portfolio                                       56,315         52,376           3,939            10,666         49,434         (38,768)
    Capital Appreciation Portfolio                                 9,039         24,744         (15,705)           25,687         37,399         (11,712)
    SmallCap Growth Portfolio                                        226          3,652          (3,426)              184          5,766          (5,582)
    Capital Appreciation Portfolio Class S                       114,331        229,459        (115,128)          231,956        269,447         (37,491)
Calvert Variable Series, Inc.
    Mid Cap Growth Portfolio                                      33,706         20,517          13,189            44,832         29,687          15,145
    S&P 500 Index Portfolio                                       22,404         28,718          (6,314)           17,138         29,601         (12,463)
    SRI Balanced Portfolio                                        55,460            388          55,072            26,401              -          26,401
Invesco Variable Insurance Funds
    Technology Fund                                                4,830          4,352             478            20,583         14,191           6,392
    Managed Volatility Fund                                        1,086          5,056          (3,970)              568          3,859          (3,291)
    Diversified Dividend Fund                                     42,937         48,502          (5,565)           25,730         32,787          (7,057)
    Health Care Fund                                              13,578         21,028          (7,450)           16,637         15,498           1,139
    Global Real Estate Fund                                       14,202          8,544           5,658             2,286          6,419          (4,133)
    International Growth Fund                                     36,360         26,317          10,043             1,121         21,735         (20,614)
    Mid Cap Core Equity Fund                                       9,775          7,779           1,996             5,413         13,275          (7,862)
J.P. Morgan Series Trust II
    Core Bond Portfolio                                          125,932        234,209        (108,277)          178,017        151,455          26,562
    Small Cap Core Portfolio                                      15,177         15,953            (776)           11,411         20,413          (9,002)
Rydex Variable Trust
    Nova Fund                                                      3,872          8,567          (4,695)           13,777         11,687           2,090
    NASDAQ-100 Fund                                                4,058          5,787          (1,729)           16,554         14,473           2,081
    U.S. Government Money Market Fund                             43,621         77,620         (33,999)          124,051        136,583         (12,532)
    Inverse S&P 500 Strategy Fund                                  3,340          4,484          (1,144)            3,080          9,355          (6,275)
    Inverse NASDAQ-100 Strategy Fund                              13,950         11,245           2,705             6,919         24,882         (17,963)
    Inverse Government Long Bond Strategy Fund                     2,769         12,023          (9,254)           10,611            546          10,065
    Government Long Bond 1.2x Strategy                           333,053        335,862          (2,809)            1,995          7,312          (5,317)
    NASDAQ-100 2x Strategy Fund                                        -              -               -                 -              -               -
    Inverse Dow 2x Strategy Fund                                       -              -               -                 -              -               -
Rydex Variable Insurance Funds
    Biotechnology Fund                                            38,907         63,290         (24,383)           52,642         62,787         (10,145)
    S&P 500 Pure Growth Fund                                      45,875         46,766            (891)           90,718         71,770          18,948
    S&P MidCap 400 Pure Growth Fund                               10,066         10,966            (900)           44,901         20,362          24,539
Guggenheim Variable Insurance Funds
    Long Short Equity Fund                                        19,291          3,512          15,779             3,826         10,694          (6,868)
    Multi-Hedge Strategies Fund                                   13,589         46,575         (32,986)           14,285         70,013         (55,728)
    Global Managed Futures Strategies Fund                        82,648         88,662          (6,014)            8,573          6,228           2,345
    Small Cap Value Fund                                          26,850         32,843          (5,993)           46,123         34,397          11,726
ProFunds VP
    Access VP High Yield Fund                                      7,803         16,543          (8,740)           41,912         38,975           2,937
    Asia 30                                                        6,455          6,842            (387)            1,311          4,626          (3,315)
    Banks                                                          8,062          8,847            (785)            4,207         10,694          (6,487)
    Basic Materials                                                1,066          3,005          (1,939)            1,040          4,864          (3,824)
    Bear                                                           1,438          8,727          (7,289)          110,592        114,725          (4,133)
    Biotechnology                                                  4,638          6,033          (1,395)            6,901         10,932          (4,031)
    Bull                                                          70,756         47,946          22,810            68,852        117,849         (48,997)
    Consumer Goods                                                 7,593          4,964           2,629             1,843          5,482          (3,639)
    Consumer Services                                              8,413          9,826          (1,413)           11,299         15,440          (4,141)
    Dow 30                                                         6,338          8,370          (2,032)           18,040         19,126          (1,086)
    Emerging Markets                                              12,439         16,290          (3,851)           37,987         52,421         (14,434)
    Europe 30                                                      3,682          5,315          (1,633)            2,181          2,515            (334)
    Falling U.S. Dollar                                              880          1,383            (503)            8,348          8,921            (573)
    Financials                                                     5,992          4,409           1,583            13,276         23,076          (9,800)
    Health Care                                                   11,036         21,196         (10,160)           23,772         19,338           4,434
    Industrials                                                   10,729          8,156           2,573             7,096         11,030          (3,934)
    International                                                    127          1,116            (989)           69,168         76,005          (6,837)
    Internet                                                       8,642         13,237          (4,595)           10,840         10,271             569
    Japan                                                            564          2,510          (1,946)            1,194          1,021             173
    Large-Cap Growth                                              17,632         19,654          (2,022)           47,667         56,968          (9,301)
    Large-Cap Value                                               28,271         27,602             669            36,054         58,412         (22,358)
    Mid-Cap                                                      567,103        580,780         (13,677)          600,340        641,422         (41,082)
    Mid-Cap Growth                                                 7,680          8,953          (1,273)           23,674         30,657          (6,983)
    Mid-Cap Value                                                  3,211          5,632          (2,421)           13,445         25,100         (11,655)
    Government Money Market                                      639,619        946,236        (306,617)        1,069,166      1,233,251        (164,085)
    Oil & Gas                                                     15,526         36,132         (20,606)           56,432         82,384         (25,952)
    NASDAQ-100                                                    27,265         34,428          (7,163)           39,180         44,960          (5,780)
    Pharmaceuticals                                                  700          3,185          (2,485)            3,775          5,112          (1,337)
    Precious Metals                                              117,373        141,864         (24,491)          187,427        221,580         (34,153)
    Real Estate                                                   10,855         13,592          (2,737)           32,818         22,095          10,723
    Rising Rates Opportunity                                         696         34,240         (33,544)          151,663        120,853          30,810
    Semiconductor                                                 10,257          7,356           2,901             4,366          4,107             259
    Short Dow 30                                                       -             60             (60)           29,021         29,082             (61)
    Short Emerging Markets                                             -              -               -             8,670          8,670               -
    Short International                                              366          3,300          (2,934)            4,673          4,681              (8)
    Short Mid-Cap                                                    794            848             (54)            4,166          4,221             (55)
    Short NASDAQ-100                                                   -             58             (58)            1,252          1,313             (61)
    Short Small-Cap                                                  842          9,603          (8,761)            1,655          2,911          (1,256)
    Small-Cap                                                      9,465          8,159           1,306            24,297         30,393          (6,096)
    Small-Cap Growth                                               8,356         11,564          (3,208)           37,025         44,579          (7,554)
    Small-Cap Value                                                1,137          1,564            (427)           20,061         26,108          (6,047)
    Technology                                                    21,969         18,457           3,512             7,112         11,107          (3,995)
    Telecommunications                                               344          1,184            (840)                -            806            (806)
    U.S. Government Plus                                           9,488         18,107          (8,619)           34,150         28,924           5,226
    UltraBull                                                     14,818         19,993          (5,175)           23,654         27,842          (4,188)
    UltraMid-Cap                                                 292,882        315,021         (22,139)          357,756        363,853          (6,097)
    UltraNASDAQ-100                                                6,146          7,875          (1,729)            5,404          5,825            (421)
    UltraShort Dow 30                                            509,892        510,274            (382)          374,342        380,993          (6,651)
    UltraShort NASDAQ-100                                        662,850        663,625            (775)          295,072        296,339          (1,267)
    UltraSmall-Cap                                                88,642         92,790          (4,148)          107,294        107,312             (18)
    Utilities                                                     12,231         12,607            (376)            4,275          6,546          (2,271)
VanEck Worldwide Insurance Trust
    Global Hard Assets Fund                                       72,417         82,834         (10,417)           83,373        141,848         (58,475)
    Emerging Markets Fund                                          9,585         15,800          (6,215)            4,716         25,727         (21,011)
    Unconstrained Emerging Markets Bond Fund                      28,390         33,361          (4,971)            9,070         24,604         (15,534)
Janus Henderson Series
    Global Technology Portfolio                                   71,096         47,190          23,906            82,289         41,810          40,479
    Overseas Portfolio                                            11,480         12,056            (576)           10,805         18,346          (7,541)
    Research Portfolio                                             1,706          5,144          (3,438)            4,496         10,510          (6,014)
    Enterprise Services Portfolio                                276,680        129,353         147,327           402,381         94,322         308,059
    Global Research Portfolio                                     20,278         14,676           5,602            14,996         14,586             410
    Mid Cap Value Portfolio                                       50,587         39,472          11,115            39,096         45,386          (6,290)
    Balanced Portfolio                                           841,237        193,976         647,261           740,186        127,213         612,973
    Flexible Bond Portfolio                                      339,254        223,936         115,318           241,913        131,519         110,394
    GI Unconstrained Bond Portfolio                                7,210        106,164         (98,954)           32,119         25,799           6,320
PIMCO Variable Insurance Trust
    Total Return Portfolio                                     1,430,726      1,415,912          14,814         1,274,301      1,142,502         131,799
    Low Duration Portfolio                                       609,703        611,584          (1,881)          987,171        608,848         378,323
    High Yield Portfolio                                         553,003        288,774         264,229           163,840        220,009         (56,169)
    Real Return Portfolio                                        239,000        250,060         (11,060)          357,099        424,118         (67,019)
    All Asset Portfolio                                           31,953         88,909         (56,956)           55,875         68,644         (12,769)
    Global Managed Asset Allocation Portfolio                     17,163         11,834           5,329             7,026          5,174           1,852
    Short-Term Portfolio                                         997,399      1,302,319        (304,920)        1,433,203      1,237,110         196,093
    Emerging Markets Bond Portfolio                               53,119         34,648          18,471            65,268         37,342          27,926
    Global Bond Opportunities Portfolio                            1,920          2,552            (632)            1,450          3,983          (2,533)
    Commodity Real Return Strategy Portfolio                      58,627        139,714         (81,087)           66,536        198,553        (132,017)
    International Bond (USD-Hedged) Portfolio                     68,183         33,112          35,071           101,323         30,668          70,655
    Dynamic Bond Adv Portfolio                                    78,101         45,491          32,610            33,023         48,672         (15,649)
    Income Advisor Portfolio                                   1,046,549        291,015         755,534         1,927,842        137,114       1,790,728
Goldman Sachs Variable Insurance Trust
    Small Cap Equity Insights Fund                                35,024         51,098         (16,074)           62,521         61,620             901
    Large Cap Value Fund                                           3,575         27,420         (23,845)           27,629          4,082          23,547
    Mid Cap Value Fund                                            24,129         34,704         (10,575)            6,535         38,875         (32,340)
Neuberger Berman Advisors Management Trust
    Mid-Cap Growth Portfolio                                      25,564         19,339           6,225             6,451         26,256         (19,805)
    AMT Mid Cap Intrinsic Value Portfolio                         13,692          8,381           5,311             7,611          3,309           4,302
BNY Mellon Variable Investment Fund
    Appreciation Portfolio                                         7,003          7,345            (342)           13,407         24,362         (10,955)
    International Value Portfolio                                    912          3,804          (2,892)            1,973          2,013             (40)
    Sustainable U.S. Equity Portfolio                              1,766            982             784                23             91             (68)
Invesco Van Kampen Variable Insurance Fund
    Growth and Income Portfolio                                   24,249         22,954           1,295             7,398          9,701          (2,303)
    Value Opportunities Fund                                         641          3,428          (2,787)            3,223          3,440            (217)
    American Value Fund                                            7,194          7,678            (484)            2,844          7,642          (4,798)
Morgan Stanley Variable Institutional Funds
    Emerging Markets Debt Portfolio                                1,106          4,688          (3,582)           12,991         19,365          (6,374)
    Emerging Markets Equity Portfolio                              7,001         21,007         (14,006)           26,403         26,245             158
    Discovery Portfolio                                               15          3,917          (3,902)            2,564          2,936            (372)
    U.S. Real Estate Portfolio                                     3,923          7,577          (3,654)            2,602          4,416          (1,814)
Northern Lights Variable Trust
    Power Income Fund                                              8,288         41,418         (33,130)            9,646         17,708          (8,062)
    Power Dividend Index Fund                                    600,350      1,153,879        (553,529)        1,159,158         42,334       1,116,824
AB Variable Products Series
    Real Estate Investment Portfolio                                 127        140,698        (140,571)           28,207         59,988         (31,781)
    Dynamic Asset Allocation Portfolio                           163,096          9,694         153,402            34,454         11,173          23,281
    Small Cap Growth Portfolio                                       770            419             351             1,535            636             899
    Small Mid Cap Value Portfolio                                 65,983         34,798          31,185            47,709         25,414          22,295
BlackRock Variable Series Fund, Inc.
    Basic Value Fund                                              34,321         66,400         (32,079)           35,063         40,666          (5,603)
    Capital Appreciation Fund                                        403          9,593          (9,190)              733          6,541          (5,808)
    Equity Dividend Fund                                         203,364        104,787          98,577           234,929         85,918         149,011
    Global Allocation Fund                                        56,389        186,792        (130,403)          126,261        200,500         (74,239)
    Advantage Large Cap Core Fund                                  2,286         14,921         (12,635)           11,198         12,099            (901)
    Large Cap Focus Growth Fund                                  213,140         28,305         184,835           141,159         54,049          87,110
    iShares Alternatives Strategies Fund                               -              -               -            17,271        125,951        (108,680)
    60/40 Target Allocation ETF Fund                             205,828         36,756         169,072            55,063          6,790          48,273
    iShares Dynamic Fixed Income Fund                                  -              -               -             6,718         95,697         (88,979)
    iShares Equity Appreciation Fund                                   -              -               -             3,419         39,810         (36,391)
    Total Return Portfolio                                       121,154         23,843          97,311             4,618              -           4,618
    S&P 500 Portfolio                                             71,250          3,912          67,338            46,953              -          46,953
Columbia Variable Portfolio
    Contrarian Core 2 Portfolio                                   34,872         44,689          (9,817)           97,958         67,305          30,653
    Dividend Opportunity Portfolio                                72,636         48,662          23,974            25,132         33,965          (8,833)
    Emerging Markets Bond Portfolio                               11,901        109,527         (97,626)           30,204        118,951         (88,747)
    High Yield Portfolio                                          64,522         56,265           8,257            13,024         57,668         (44,644)
    Select Large-Cap Value Portfolio                              26,104          7,992          18,112           115,165         43,968          71,197
    Seligman Global Tech Portfolio                                99,640         35,532          64,108            70,353         22,502          47,851
    US Government Mortgage Portfolio                              61,021          8,585          52,436            10,702            226          10,476
DWS Variable Insurance Portfolios
    Equity 500 Index Portfolio                                   542,516        205,812         336,704           338,699        464,479        (125,780)
    Small Cap Index Portfolio                                    106,234         37,370          68,864            43,870         49,428          (5,558)
    Alternative Asset Allocation Portfolio                        10,402         55,147         (44,745)           13,546         39,369         (25,823)
    Global Small Cap Portfolio                                    14,025         11,914           2,111             2,120         10,389          (8,269)
    Small Mid Cap Value Portfolio                                 36,266         65,142         (28,876)           99,494         56,335          43,159
    CROCI US Portfolio                                               141          4,027          (3,886)              544          2,513          (1,969)
Eaton Vance Variable Trust
    Floating Rate Income Portfolio                               509,530        536,836         (27,306)        1,113,387        854,861         258,526
Delaware Variable Insurance Portfolios
    Total Return Portfolio                                         9,496          5,735           3,761             8,347         16,372          (8,025)
    International Portfolio                                       37,973         39,142          (1,169)           49,360         33,191          16,169
    Opportunity Portfolio                                         25,209        133,567        (108,358)           53,126        165,836        (112,710)
    Covered Call Strategy Portfolio                                1,052            374             678             8,378             84           8,294
Franklin Templeton Variable Insurance Products Trust
    Mutual Shares Fund                                            50,598         64,974         (14,376)           52,189         76,944         (24,755)
    Income Fund                                                  223,534        160,512          63,022           202,513        238,344         (35,831)
    Global Bond Fund                                             450,339        291,181         159,158           498,199        358,457         139,742
    Foreign Fund                                                 403,197        302,903         100,294           465,620        259,790         205,830
    Developing Markets Fund                                       22,908         80,438         (57,530)           66,217         74,578          (8,361)
    Mutual Global Discovery Fund                                  36,953         76,792         (39,839)           82,741         68,591          14,150
    Rising Dividends Fund                                        146,705        139,304           7,401           217,238        149,190          68,048
Ivy Variable Insurance Portfolios
    Asset Strategy Portfolio                                       8,172         42,105         (33,933)            4,934         73,336         (68,402)
    Balanced Portfolio                                            18,794         39,270         (20,476)           29,592         96,999         (67,407)
    Global Equity Income Portfolio                                 1,003          6,912          (5,909)            2,886          7,536          (4,650)
    Energy Portfolio                                             217,885        157,983          59,902            96,716         67,728          28,988
    Global Bond Portfolio                                         17,660         14,520           3,140            52,700         34,973          17,727
    Natural Resources Portfolio                                   52,661         22,105          30,556            26,597         39,345         (12,748)
    Growth Portfolio                                              41,096         37,890           3,206            22,789         28,137          (5,348)
    High Income Portfolio                                        316,663        322,615          (5,952)          223,668        330,185        (106,517)
    International Core Equity Portfolio                          112,750         87,794          24,956           139,518         53,373          86,145
    Global Growth Portfolio                                        8,413          3,627           4,786             2,951         10,381          (7,430)
    Mid Cap Growth Portfolio                                      71,668         52,879          18,789           173,715         40,292         133,423
    Science and Technology Portfolio                             114,939         69,820          45,119           120,015         48,556          71,459
    Small Cap Growth Portfolio                                   116,118         54,390          61,728           145,450         50,967          94,483
    Small Cap Core Portfolio                                      90,795         79,349          11,446           130,691         86,115          44,576
Lazard Retirement Series, Inc.
    International Equity Portfolio                                15,650          7,732           7,918            11,051          6,481           4,570
    Global Dynamic Multi Asset Portfolio                           7,106         25,951         (18,845)           13,485         31,055         (17,570)
Legg Mason Partners Variable Equity Trust
    Western Asset Variable Global High Yield Bond Portfolio       51,555         23,013          28,542            26,535         24,232           2,303
    ClearBridge Variable Mid Cap Portfolio                        74,298         75,203            (905)          225,956         73,296         152,660
    ClearBridge Variable Dividend Strategy Portfolio             530,543        107,483         423,060           126,988        130,927          (3,939)
    ClearBridge Variable Small Cap Growth Portfolio               59,437         51,389           8,048           107,964         56,860          51,104
    ClearBridge Variable Aggressive Growth Portfolio               9,009          8,894             115            45,799          4,027          41,772
    Western Asset Variable Core Bond Plus Portfolio            1,209,355        533,429         675,926         2,118,182        456,282       1,661,900
    ClearBridge Variable Large Cap Growth Portfolio              359,385        127,677         231,708           541,336         75,285         466,051
QS Legg Mason Partners Variable Income Trust
    Dynamic Multi Strategy Portfolio                                 557          4,466          (3,909)            2,193          2,552            (359)
Pioneer Variable Contracts Trust
    Fund Portfolio                                                 1,841          4,684          (2,843)            4,454         11,554          (7,100)
    Bond Portfolio                                               550,372        327,347         223,025           749,865        352,753         397,112
    Strategic Income Portfolio                                   193,934        168,045          25,889           264,198        239,027          25,171
    Equity Income Portfolio                                      133,798         65,123          68,675           227,295         67,735         159,560
    High Yield Portfolio                                           4,565         13,511          (8,946)            4,276         18,896         (14,620)
Prudential Series Funds
    Jennison 20/20 Focus Portfolio                                 2,355            970           1,385               256          4,500          (4,244)
    Natural Resources Portfolio                                  100,478         37,715          62,763            16,713         45,432         (28,719)
    SP Prudential US Emerging Growth Portfolio                     1,726         11,543          (9,817)            4,609          2,499           2,110
Royce Capital Fund
    Micro-Cap Portfolio                                            3,212          7,026          (3,814)            3,613          5,425          (1,812)
    Small Cap Portfolio                                           41,125         90,904         (49,779)           73,352        128,155         (54,803)
Alps Fund
    Alerian Energy Infrastructure Portfolio                       29,870         42,634         (12,764)           30,802         43,709         (12,907)
    Red Rocks Listed Private Equity Portfolio                     37,578         40,439          (2,861)           39,040         56,994         (17,954)
American Funds IS
    Asset Allocation Fund                                      1,843,077        433,357       1,409,720         1,193,457        494,311         699,146
    Blue Chip Income and Growth Fund                             605,957        277,857         328,100           648,275        206,657         441,618
    Ultra-Short Bond Fund                                        920,470        926,297          (5,827)          822,626        996,939        (174,313)
    Capital Income Builder Fund                                  270,876        158,921         111,955           456,680        240,709         215,971
    Global Growth Fund                                           262,946         82,800         180,146           251,308         71,722         179,586
    Global Growth and Income Fund                                167,164        157,491           9,673           314,383         93,309         221,074
    Global Small Capitalization Fund                             105,307         52,962          52,345           127,263         47,390          79,873
    Growth Fund                                                  282,677        136,659         146,018           566,642        161,327         405,315
    Growth-Income Fund                                           563,678        195,615         368,063           702,703        214,197         488,506
    International Fund                                           133,543        110,321          23,222           288,674         84,473         204,201
    International Growth and Income Fund                         142,606         55,521          87,085           245,828         68,180         177,648
    New World Fund                                               417,785        237,897         179,888           649,383        148,668         500,715
    U.S. Government/AAA-Rated Securities Fund                    854,332        457,365         396,967           476,266        342,903         133,363
Invesco Oppenheimer
    Total Return Bond Fund                                       157,066         66,065          91,001            15,462         22,204          (6,742)
    Discovery Mid Cap Growth Fund                                 71,255         20,344          50,911            35,653         20,091          15,562
    Global Multi-Alternatives Fund                                    38          9,743          (9,705)           29,983         29,958              25
    Global Fund                                                  112,783        100,160          12,623           143,401        125,862          17,539
    International Growth Fund                                    409,534         98,956         310,578           442,028         61,215         380,813
    Main Street Fund                                             309,614         72,633         236,981           195,379         58,019         137,360
    Main Street Small Cap Fund                                    84,089         43,538          40,551           116,484         79,369          37,115
T. Rowe Price
    Blue Chip Growth Portfolio                                   776,117        179,780         596,337           893,595        233,923         659,672
    Health Sciences Portfolio                                    465,856        219,740         246,116           416,267        127,498         288,769
John Hancock Variable Insurance Trust
    Financial Industries Portfolio                                30,054          1,133          28,921            20,919          3,711          17,208
    Fundamental All Cap Core Portfolio                             1,869            914             955             5,611              -           5,611
    Select Bond Portfolio                                         20,149          5,837          14,312               480             95             385
    Strategic Income Opportunities Portfolio                      18,349            221          18,128             9,090              -           9,090
Federated
    High Income Bond Portfolio                                    33,665            246          33,419                 -              -               -
    Kaufmann Portfolio                                            79,676         11,859          67,817                 -              -               -
    Managed Volatility Portfolio                                   2,425              -           2,425                 -              -               -

5.      Financial Highlights

        The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance.  Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by the
        Company have the lowest and highest total return.  Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return.  The summary may not reflect the minimum and maximum contract charges offered by the
        Company as contract owners may not have selected all available and applicable contract options.

                                                                   December 31                                       Year Ended December 31
                                                  --------------------------------------------  ------------------------------------------------------
                                                                Unit Fair Value                    Investment      Expense Ratio     Total Return
                                                                  Lowest to                          Income         Lowest to          Lowest to
                                                     Units         Highest       Net Assets          Ratio*         Highest**         Highest***
                                                  ------------ ---------------- --------------  ------------------ -------------  --------------------
Net assets represented by
   Fidelity Variable Insurance Products
    Government Money Market Portfolio
          2019                                        609,594  $7.99 to 13.50      $6,389,717               1.45%  0.95% to 1.55%   -0.90% to 1.05%
          2018                                      1,066,545   8.11 to 13.42     $11,296,135               0.96%  0.95% to 1.55%   -1.27% to 0.69%
          2017                                      1,222,766   8.06 to 13.39     $12,927,349               0.46%  0.95% to 1.55%  -2.35% to -0.28%
          2016                                        537,525   8.17 to 13.49      $5,702,461               0.10%  0.95% to 1.55%  -2.81% to -0.74%
          2015                                      2,818,110   8.38 to 13.65     $29,276,802               0.02%  0.95% to 1.55%  -2.98% to -0.92%

    High Income Portfolio
          2019                                        597,939  11.01 to 28.06     $12,059,687               7.32%  0.95% to 1.55%  12.27% to 13.68%
          2018                                        273,526   9.72 to 24.69      $4,109,077              13.31%  0.95% to 1.55%  -5.74% to -4.54%
          2017                                        389,972  10.21 to 25.86      $6,022,440               2.99%  0.95% to 1.55%   4.59% to 5.91%
          2016                                        971,321  11.88 to 24.42     $18,861,790               8.45%  0.95% to 1.55%  11.69% to 13.09%
          2015                                        253,695  10.55 to 21.60      $3,856,122               8.01%  0.95% to 1.55%  -5.96% to -4.77%

    Equity-Income Portfolio
          2019                                        208,657  17.05 to 60.34      $7,166,866               1.91%  0.95% to 1.55%  23.47% to 25.91%
          2018                                        245,323  13.81 to 48.02      $6,570,148               2.14%  0.95% to 1.55%  -11.17% to -9.41%
          2017                                        300,652  14.93 to 53.10      $8,907,143               1.47%  0.95% to 1.55%   9.11% to 11.59%
          2016                                        376,454  13.68 to 47.70      $9,774,609               2.14%  0.95% to 1.55%  14.00% to 16.60%
          2015                                        406,444  12.00 to 40.99      $9,173,777               2.88%  0.95% to 1.55%  -7.25% to -5.14%

    Growth Portfolio
          2019                                        130,728  26.82 to 74.57      $7,729,119               0.22%  0.95% to 1.55%  30.73% to 32.71%
          2018                                        150,717  21.32 to 56.30      $6,756,009               0.22%  0.95% to 1.55%  -2.86% to -1.38%
          2017                                        172,145  21.80 to 57.20      $7,746,338               0.20%  0.95% to 1.55%  31.56% to 33.55%
          2016                                        186,071  15.86 to 42.93      $6,313,943               0.03%  0.95% to 1.55%  -1.88% to -0.40%
          2015                                        233,326  16.10 to 43.19      $7,879,022               0.22%  0.95% to 1.55%   4.58% to 5.89%

    Overseas Portfolio
          2019                                        307,083  13.23 to 30.01      $6,565,374               1.55%  0.95% to 1.55%  23.86% to 26.30%
          2018                                        341,634  10.68 to 23.82      $5,760,737               1.32%  0.95% to 1.55% -17.50% to -15.86%
          2017                                        395,965  12.82 to 28.36      $8,054,715               1.22%  0.95% to 1.55%  25.91% to 28.76%
          2016                                        449,447  10.08 to 22.07      $7,167,103               1.20%  0.95% to 1.55%  -8.25% to -6.16%
          2015                                        586,199  10.97 to 23.58      $9,718,029               1.26%  0.95% to 1.55%   0.04% to 2.32%

    Mid Cap Portfolio
          2019                                        722,872  11.47 to 44.93     $15,243,046               0.71%  0.95% to 1.55%  19.83% to 22.01%
          2018                                        729,226   9.43 to 36.82     $12,880,026               0.46%  0.95% to 1.55% -17.10% to -15.58%
          2017                                        748,760  11.21 to 43.62     $15,996,166               0.52%  0.95% to 1.55%  16.58% to 19.40%
          2016                                        701,998  15.14 to 36.53     $13,075,933               0.33%  0.95% to 1.55%   8.24% to 10.87%
          2015                                        715,309  13.71 to 32.95     $12,461,198               0.33%  0.95% to 1.55%  -4.87% to -2.56%

    Asset Manager Portfolio
          2019                                         44,479  17.25 to 35.41      $1,184,709               1.78%  0.95% to 1.55%  15.33% to 16.90%
          2018                                         44,236  14.96 to 30.37        $988,568               1.63%  0.95% to 1.55%  -7.77% to -6.51%
          2017                                         45,483  16.22 to 32.54      $1,108,425               1.73%  0.95% to 1.55%  11.16% to 12.67%
          2016                                         50,399  14.59 to 28.92      $1,103,446               1.30%  0.95% to 1.55%   0.50% to 1.87%
          2015                                         57,980  14.52 to 28.46      $1,274,831               1.45%  0.95% to 1.55%  -2.33% to -1.00%

    Investment Grade Bond Portfolio
          2019                                        177,520  11.74 to 26.18      $3,418,470               2.67%  0.95% to 1.55%   6.28% to 8.37%
          2018                                        185,377  11.05 to 24.21      $3,319,039               2.21%  0.95% to 1.55%  -3.64% to -1.73%
          2017                                        222,145  11.46 to 24.68      $4,019,611               2.18%  0.95% to 1.55%   1.03% to 3.01%
          2016                                        265,273  11.35 to 24.02      $4,645,035               2.13%  0.95% to 1.55%   1.49% to 3.49%
          2015                                        338,163  11.18 to 23.26      $5,663,083               2.31%  0.95% to 1.55%  -3.68% to -1.79%

    Index 500 Portfolio
          2019                                        785,629  11.91 to 78.08     $21,551,004               1.90%  0.95% to 1.55%  27.28% to 29.78%
          2018                                        484,759  17.69 to 60.29     $15,222,800               1.65%  0.95% to 1.55%  -7.47% to -5.64%
          2017                                        616,686  18.31 to 64.02     $20,080,603               1.63%  0.95% to 1.55%  17.42% to 20.26%
          2016                                        708,709  15.59 to 53.34     $18,936,510               1.30%  0.95% to 1.55%   7.91% to 10.53%
          2015                                        826,103  14.45 to 48.36     $20,067,396               1.81%  0.95% to 1.55%   -2.25% to 0.13%

    Contrafund Portfolio
          2019                                      1,216,399  13.18 to 86.57     $33,859,564               0.27%  0.95% to 1.55%  28.10% to 30.03%
          2018                                      1,152,445  10.17 to 66.72     $26,061,685               0.53%  0.95% to 1.55%  -8.91% to -7.53%
          2017                                      1,154,260  11.03 to 72.28     $29,362,042               0.86%  0.95% to 1.55%  18.65% to 20.44%
          2016                                      1,005,538  15.56 to 60.14     $23,032,917               0.64%  0.95% to 1.55%   5.12% to 6.71%
          2015                                      1,038,316  14.64 to 56.48     $23,356,511               0.89%  0.95% to 1.55%  -2.01% to -0.53%

    Asset Manager: Growth Portfolio
          2019                                         25,820  17.82 to 37.86        $798,018               1.52%  0.95% to 1.55%  19.71% to 21.34%
          2018                                         26,726  14.89 to 31.25        $692,215               1.46%  0.95% to 1.55%  -9.99% to -8.76%
          2017                                         25,904  16.54 to 34.32        $763,812               1.24%  0.95% to 1.55%  15.81% to 17.37%
          2016                                         26,923  14.28 to 29.32        $678,289               1.25%  0.95% to 1.55%   -0.15% to 1.21%
          2015                                         31,374  13.92 to 29.02        $789,778               1.17%  0.95% to 1.55%  -2.45% to -1.13%

    Balanced Portfolio
          2019                                        103,239  21.05 to 33.66      $2,994,631               1.68%  0.95% to 1.55%  22.78% to 28.45%
          2018                                        102,737  16.98 to 27.42      $2,415,987               1.38%  0.95% to 1.55%  -6.77% to -5.35%
          2017                                        112,357  19.50 to 29.03      $2,792,652               1.28%  0.95% to 1.55%  13.48% to 15.02%
          2016                                        150,941  17.18 to 25.29      $3,218,268               1.22%  0.95% to 1.55%   4.55% to 5.97%
          2015                                        155,396  16.11 to 23.91      $3,158,310               1.30%  0.95% to 1.55%  -1.92% to -0.59%

    Growth & Income Portfolio
          2019                                         46,710  20.57 to 39.99      $1,666,471               4.65%  0.95% to 1.55%  21.11% to 28.24%
          2018                                         49,486  16.68 to 31.19      $1,369,397               0.32%  0.95% to 1.55% -11.67% to -10.06%
          2017                                         57,456  17.16 to 34.75      $1,777,858               1.17%  0.95% to 1.55%  12.78% to 15.51%
          2016                                         65,708  15.22 to 30.15      $1,752,760               1.55%  0.95% to 1.55%  11.99% to 14.71%
          2015                                         73,080  13.59 to 26.34      $1,726,286               1.71%  0.95% to 1.55%  -5.75% to -3.46%

    Growth Opportunities Portfolio
          2019                                        236,128  10.94 to 45.59      $4,894,768               0.07%  0.95% to 1.55%   9.44% to 39.17%
          2018                                         69,787  25.67 to 33.09      $2,202,365               0.12%  0.95% to 1.55%   9.76% to 11.14%
          2017                                         70,470  23.34 to 30.07      $2,010,137               0.26%  0.95% to 1.55%  31.53% to 32.91%
          2016                                         76,426  17.75 to 22.85      $1,642,818               0.23%  0.95% to 1.55%  -1.92% to -0.88%
          2015                                        106,408  18.09 to 23.29      $2,305,328               0.13%  0.95% to 1.55%   3.26% to 4.35%

    Value Strategies Portfolio
          2019                                        207,898  11.88 to 26.31      $4,212,064               1.46%  0.95% to 1.55%  30.85% to 32.83%
          2018                                        227,861   8.97 to 19.81      $3,481,341               0.72%  0.95% to 1.55% -19.51% to -18.28%
          2017                                        253,806  11.01 to 24.24      $4,727,608               1.29%  0.95% to 1.55%  16.21% to 17.96%
          2016                                        228,649  15.28 to 20.55      $3,697,663               0.96%  0.95% to 1.55%   6.63% to 8.24%
          2015                                        195,397  14.17 to 18.99      $2,973,806               1.02%  0.95% to 1.55%  -5.53% to -4.11%

    Strategic Income Portfolio
          2019                                        985,299  10.81 to 12.28     $11,890,430               3.47%  1.15% to 1.35%   9.17% to 9.39%
          2018                                        839,972   9.89 to 11.23      $9,340,409               3.87%  1.15% to 1.35%  -4.13% to -3.94%
          2017                                        710,192  10.31 to 11.69      $8,233,259               3.39%  1.15% to 1.35%   6.11% to 6.32%
          2016                                        534,063  10.94 to 10.99      $5,845,982               3.73%  1.00% to 1.50%   6.57% to 6.78%
          2015                                        440,586  10.27 to 10.30      $4,524,047               3.07%  1.00% to 1.50%  -3.25% to -3.06%

    Emerging Markets Portfolio
          2019                                        298,922  12.70 to 13.82      $4,085,653               1.44%  1.15% to 1.35%  27.46% to 27.72%
          2018                                        292,843   9.95 to 10.82      $3,145,115               0.57%  1.15% to 1.35% -19.27% to -19.10%
          2017                                        274,546  12.32 to 13.38      $3,638,965               0.59%  1.15% to 1.35%  45.09% to 45.37%
          2016                                        147,226   9.16 to 9.20       $1,349,736               0.14%  1.00% to 1.50%   1.57% to 1.77%
          2015                                         98,885   9.02 to 9.04         $891,908               0.39%  1.00% to 1.50% -11.51% to -11.33%

    Real Estate Portfolio
          2019                                      1,123,074  11.45 to 17.37     $19,207,943               1.71%  1.15% to 1.35%  21.30% to 21.54%
          2018                                        972,515   9.43 to 14.29     $13,743,142               2.65%  1.15% to 1.35%  -7.72% to -7.53%
          2017                                        975,021  10.20 to 15.46     $14,953,636               1.58%  1.15% to 1.35%   2.38% to 2.59%
          2016                                        968,831  14.99 to 15.07     $14,545,145               1.27%  1.00% to 1.50%   4.05% to 4.26%
          2015                                      1,011,644  14.41 to 14.45     $14,586,782               2.02%  1.00% to 1.50%   2.10% to 2.31%

    Funds Manager 50% Portfolio
          2019                                        390,642  11.62 to 14.71      $5,531,550               1.77%  1.15% to 1.35%  16.11% to 16.34%
          2018                                        263,215  10.00 to 12.64      $3,305,990               1.55%  1.15% to 1.35%  -6.65% to -6.46%
          2017                                        198,441  10.70 to 13.52      $2,669,845               1.03%  1.15% to 1.35%  12.72% to 12.94%
          2016                                        202,694  11.91 to 11.97      $2,420,472               1.20%  1.00% to 1.50%   2.68% to 2.89%
          2015                                        173,095  11.60 to 11.63      $2,010,923               1.35%  1.00% to 1.50%  -1.36% to -1.16%

    Funds Manager 70% Portfolio
          2019                                        195,113  12.07 to 16.74      $3,215,544               1.29%  1.15% to 1.35%  20.85% to 21.09%
          2018                                        160,732   9.98 to 13.83      $2,187,534               0.96%  1.15% to 1.35%  -8.92% to -8.74%
          2017                                        141,689  10.95 to 15.15      $2,124,719               0.82%  1.15% to 1.35%  17.35% to 17.58%
          2016                                        128,472  12.82 to 12.89      $1,652,282               1.07%  1.00% to 1.50%   3.45% to 3.66%
          2015                                        108,212  12.40 to 12.43      $1,343,802               1.49%  1.00% to 1.50%  -1.06% to -0.86%

    Funds Manager 85% Portfolio
          2019                                         58,243  12.46 to 18.51        $957,280               1.10%  1.15% to 1.35%  24.45% to 24.70%
          2018                                         64,190  10.01 to 14.84        $881,870               0.66%  1.15% to 1.35% -10.31% to -10.13%
          2017                                         66,292  11.14 to 16.52      $1,036,023               0.73%  1.15% to 1.35%  21.26% to 21.50%
          2016                                         44,169  13.53 to 13.59        $599,483               0.87%  1.00% to 1.50%   4.06% to 4.27%
          2015                                         37,296  13.00 to 13.04        $485,702               1.86%  1.00% to 1.50%  -1.00% to -0.80%
    Government Money Market Portfolio Service Class 2
          2019                                        404,659   9.33 to 9.43       $3,782,351               2.05%  1.15% to 1.35%   0.40% to 0.60%
          2018                                        274,293   9.29 to 9.37       $2,550,426               1.29%  1.15% to 1.35%   0.03% to 0.23%
          2017                                        204,960   9.29 to 9.29       $1,903,208               0.41%  1.15% to 1.35%  -0.92% to -0.92%
          2016                                        237,859   9.37 to 9.37       $2,229,175               0.01%  1.00% to 1.50%  -1.33% to -1.33%
          2015                                        322,513   9.50 to 9.52       $3,063,196               0.01%  1.00% to 1.50%  -1.33% to -1.13%

   American Century Variable
    Portfolios, Inc.
    Balanced Fund
          2019                                         85,773  10.64 to 30.58      $1,630,677               1.46%  0.95% to 1.55%   6.42% to 18.72%
          2018                                         60,186  16.21 to 25.87      $1,243,684               1.46%  0.95% to 1.55%  -6.45% to -4.74%
          2017                                         66,901  17.33 to 27.29      $1,467,007               1.57%  0.95% to 1.55%  10.83% to 12.84%
          2016                                         96,579  14.86 to 24.29      $1,890,953               1.45%  0.95% to 1.55%   4.09% to 5.98%
          2015                                        133,440  14.63 to 23.03      $2,463,604               1.47%  0.95% to 1.55%  -5.22% to -3.49%

    Capital Appreciation Fund
          2019                                         50,296  36.73 to 54.84      $2,336,783               0.00%  0.95% to 1.55%  32.28% to 34.28%
          2018                                         43,725  27.77 to 41.02      $1,560,985               0.00%  0.95% to 1.55%  -7.50% to -6.10%
          2017                                         56,685  29.90 to 43.88      $2,121,643               0.00%  0.95% to 1.55%  18.85% to 20.64%
          2016                                         54,467  24.98 to 36.54      $1,724,354               0.00%  0.95% to 1.55%   0.73% to 2.25%
          2015                                         74,507  24.78 to 35.90      $2,298,489               0.00%  0.95% to 1.55%   -0.29% to 0.97%

    International Fund
          2019                                        170,774  10.74 to 24.56      $3,652,645               0.73%  0.95% to 1.90%  23.55% to 26.93%
          2018                                        172,262   8.69 to 19.40      $2,900,218               1.26%  0.95% to 1.90% -18.35% to -16.10%
          2017                                        194,253  10.65 to 23.20      $3,936,889               0.78%  0.95% to 1.90%  26.26% to 29.70%
          2016                                        196,227   8.43 to 18.08      $3,120,591               0.93%  0.85% to 1.55%  -8.94% to -6.45%
          2015                                        249,534   9.26 to 19.46      $4,241,752               0.29%  0.85% to 1.55%  -3.10% to -0.44%

    Value Fund
          2019                                      3,224,422  11.96 to 47.31     $63,837,412               1.97%  0.95% to 1.55%  23.30% to 25.72%
          2018                                      3,065,660   9.54 to 37.77     $49,039,862               1.62%  0.95% to 1.55% -11.89% to -10.14%
          2017                                      2,797,772  10.65 to 42.16     $50,910,805               1.48%  0.95% to 1.55%   5.17% to 7.55%
          2016                                      2,383,218  15.67 to 39.32     $41,913,966               1.55%  0.95% to 1.55%  16.49% to 19.14%
          2015                                      1,990,436  13.45 to 33.10     $30,066,969               2.11%  0.95% to 1.55%  -7.05% to -4.93%

    Income & Growth Fund
          2019                                         86,210  10.71 to 29.39      $1,786,997               1.86%  0.95% to 1.90%   7.12% to 22.58%
          2018                                         73,390  12.96 to 24.04      $1,478,926               1.66%  0.95% to 1.90%  -10.58% to -8.08%
          2017                                         95,945  14.50 to 26.18      $2,120,192               1.82%  0.95% to 1.90%  15.94% to 19.16%
          2016                                         94,538  12.51 to 23.14      $1,762,167               2.66%  0.85% to 1.55%   9.14% to 12.13%
          2015                                         71,791  11.52 to 20.78      $1,219,374               1.64%  0.85% to 1.55%  -9.32% to -6.84%

    Inflation Protection Fund
          2019                                        474,712   9.64 to 14.18      $5,470,382               2.29%  0.95% to 1.55%   5.79% to 7.87%
          2018                                        512,725   8.98 to 13.15      $5,679,743               2.82%  0.95% to 1.55%  -5.61% to -3.74%
          2017                                        513,891   9.36 to 13.66      $6,144,459               2.54%  0.95% to 1.55%   0.57% to 2.69%
          2016                                        558,254   9.15 to 13.30      $6,660,454               1.83%  0.95% to 1.55%   1.25% to 3.40%
          2015                                        672,970   8.89 to 12.86      $7,876,119               1.93%  0.95% to 1.55%  -5.40% to -3.39%

    Large Company Value Fund
          2019                                         31,865  15.19 to 22.33        $581,962               2.52%  0.95% to 1.90%  22.93% to 26.10%
          2018                                         28,298  12.36 to 17.71        $431,595               1.79%  0.95% to 1.90%  -11.36% to -9.06%
          2017                                         40,383  12.75 to 19.47        $678,885               1.37%  0.95% to 1.90%   6.94% to 9.91%
          2016                                         69,646  11.92 to 17.72      $1,068,958               1.82%  0.85% to 1.55%  11.07% to 13.94%
          2015                                         65,493  11.02 to 15.55        $885,252               1.20%  0.85% to 1.55%  -7.35% to -4.96%

    Mid Cap Value Fund
          2019                                      1,368,066  11.73 to 34.10     $28,990,438               1.91%  0.95% to 1.90%  24.31% to 27.77%
          2018                                      1,196,299   9.21 to 26.68     $20,178,339               1.36%  0.95% to 1.90% -16.14% to -13.79%
          2017                                      1,028,234  10.72 to 30.95     $20,474,619               1.42%  0.95% to 1.90%   7.43% to 10.42%
          2016                                        907,794  17.78 to 28.03     $16,892,336               1.53%  0.85% to 1.55%  18.50% to 21.56%
          2015                                        614,195  14.69 to 23.06      $9,465,461               1.41%  0.85% to 1.55%  -4.97% to -2.51%

    Ultra Fund
          2019                                        185,616  15.24 to 31.94      $4,847,138               0.00%  0.95% to 1.90%  29.84% to 33.19%
          2018                                        219,402  11.48 to 23.98      $4,360,242               0.11%  0.95% to 1.90%  -2.74% to -0.36%
          2017                                        144,118  11.56 to 24.07      $2,892,088               0.22%  0.95% to 1.90%  27.48% to 30.76%
          2016                                         62,392  14.43 to 18.41        $987,916               0.17%  0.85% to 1.55%   0.97% to 3.37%
          2015                                         74,784  14.21 to 17.81      $1,165,001               0.48%  0.85% to 1.55%   2.61% to 5.05%

   MFS Variable Insurance Trust
    Research Series
          2019                                         15,535  26.35 to 37.06        $524,343               0.64%  0.95% to 1.40%  29.39% to 31.35%
          2018                                         21,621  20.36 to 28.50        $544,784               0.67%  0.95% to 1.40%  -6.95% to -5.53%
          2017                                         16,081  21.88 to 30.47        $439,389               1.27%  0.95% to 1.40%  20.10% to 21.91%
          2016                                         19,722  18.22 to 25.25        $440,413               0.78%  0.95% to 1.40%   6.66% to 7.46%
          2015                                         23,738  17.33 to 21.44        $496,555               0.65%  0.95% to 1.40%  -1.46% to -0.42%

    Growth Series
          2019                                         54,317  33.48 to 49.46      $2,277,555               0.00%  0.95% to 1.40%  34.44% to 36.48%
          2018                                         50,585  26.22 to 36.60      $1,590,189               0.06%  0.95% to 1.40%   -0.08% to 1.44%
          2017                                         54,737  25.85 to 36.45      $1,692,492               0.07%  0.95% to 1.40%  27.92% to 29.85%
          2016                                         52,572  20.13 to 28.35      $1,263,117               0.03%  0.95% to 1.40%   -0.04% to 1.21%
          2015                                         96,933  20.11 to 28.29      $2,264,942               0.10%  0.95% to 1.40%   5.12% to 6.29%

    Investors Trust Series
          2019                                         10,497  25.58 to 32.01        $312,969               0.65%  0.95% to 1.40%  28.65% to 30.01%
          2018                                         10,751  20.44 to 24.62        $247,965               0.82%  0.95% to 1.40%  -7.63% to -6.60%
          2017                                         12,151  22.13 to 26.36        $300,384               0.69%  0.95% to 1.40%  20.54% to 21.87%
          2016                                         12,410  18.36 to 21.63        $251,318               0.82%  0.95% to 1.40%   6.12% to 7.29%
          2015                                         14,781  17.30 to 20.16        $281,200               0.23%  0.95% to 1.40%  -2.07% to -0.99%

    New Discovery Series
          2019                                        206,829  15.43 to 67.17      $5,768,564               0.00%  0.95% to 1.40%  37.86% to 39.94%
          2018                                        161,830  11.06 to 48.07      $3,381,752               0.00%  0.95% to 1.40%  -4.11% to -2.65%
          2017                                        141,752  11.40 to 49.48      $3,178,688               0.00%  0.95% to 1.40%  23.28% to 25.14%
          2016                                        120,575  13.48 to 39.62      $2,351,074               0.00%  0.95% to 1.40%   6.59% to 7.77%
          2015                                        136,973  12.56 to 36.85      $2,635,534               0.00%  0.95% to 1.40%  -4.37% to -3.07%

    Corporate Bond Portfolio
          2019                                        336,788  11.11 to 12.08      $3,996,954               3.40%  1.15% to 1.35%  12.92% to 13.15%
          2018                                        285,257   9.83 to 10.68      $3,009,012               3.62%  1.15% to 1.35%  -4.61% to -4.42%
          2017                                        337,728  10.29 to 11.17      $3,740,989               3.94%  1.15% to 1.35%   4.69% to 4.90%
          2016                                        240,658  10.60 to 10.65      $2,554,034               5.84%  1.00% to 1.50%   4.56% to 4.77%
          2015                                        133,488  10.14 to 10.17      $1,354,045               4.25%  1.00% to 1.50%  -1.92% to -1.72%

    Emerging Markets Equity Portfolio
          2019                                        347,537  11.31 to 11.86      $3,967,495               0.39%  1.15% to 1.35%  18.57% to 18.81%
          2018                                        279,063   9.54 to 9.99       $2,677,402               0.12%  1.15% to 1.35% -15.29% to -15.12%
          2017                                        140,088  11.26 to 11.77      $1,581,252               0.92%  1.15% to 1.35%  35.82% to 36.10%
          2016                                         46,908   8.29 to 8.33         $389,170               0.49%  1.00% to 1.50%   7.58% to 7.80%
          2015                                         45,005   7.71 to 7.73         $347,059               0.87%  1.00% to 1.50% -14.25% to -14.08%

    Technology Portfolio
          2019                                        159,504  15.66 to 30.56      $4,536,402               0.00%  1.15% to 1.35%  34.05% to 34.32%
          2018                                        143,958  11.67 to 22.75      $3,062,555               0.00%  1.15% to 1.35%   0.15% to 0.35%
          2017                                        108,390  11.64 to 22.67      $2,353,173               0.00%  1.15% to 1.35%  36.80% to 37.07%
          2016                                        108,325  16.46 to 16.54      $1,785,849               0.00%  1.00% to 1.50%   6.93% to 7.15%
          2015                                        112,897  15.39 to 15.44      $1,739,450               0.00%  1.00% to 1.50%   9.05% to 9.27%

    Global Tactical Allocation Portfolio
          2019                                        102,347  11.14 to 13.49      $1,362,722               2.64%  1.15% to 1.35%  12.77% to 12.99%
          2018                                         86,446   9.87 to 11.94      $1,019,727               0.50%  1.15% to 1.35%  -6.09% to -5.90%
          2017                                        122,063  10.50 to 12.69      $1,535,748               2.73%  1.15% to 1.35%   9.11% to 9.32%
          2016                                         84,702  11.55 to 11.61        $979,859               0.00%  1.00% to 1.50%   4.56% to 4.77%
          2015                                         81,190  11.05 to 11.08        $897,253               6.24%  1.00% to 1.50%  -3.80% to -3.61%

    International Intrinsic Value Portfolio
          2019                                        754,246  12.56 to 20.27     $14,878,599               1.49%  1.15% to 1.35%  23.97% to 24.22%
          2018                                        711,952  10.12 to 16.32     $11,345,060               0.97%  1.15% to 1.35% -10.94% to -10.76%
          2017                                        630,846  11.36 to 18.29     $11,319,744               1.38%  1.15% to 1.35%  25.12% to 25.37%
          2016                                        443,000  14.52 to 14.59      $6,438,766               1.23%  1.00% to 1.50%   2.45% to 2.65%
          2015                                        351,748  14.17 to 14.21      $4,987,534               2.13%  1.00% to 1.50%   4.89% to 5.10%

    Utilities Series Portfolio
          2019                                        611,789  13.03 to 18.30     $11,022,016               3.98%  1.15% to 1.35%  23.13% to 23.37%
          2018                                        545,782  10.57 to 14.84      $8,005,693               0.84%  1.15% to 1.35%  -0.55% to -0.35%
          2017                                        514,610  10.62 to 14.89      $7,582,594               4.42%  1.15% to 1.35%  12.96% to 13.19%
          2016                                        464,431  13.09 to 13.15      $6,088,629               3.74%  1.00% to 1.50%   9.74% to 9.96%
          2015                                        442,207  11.93 to 11.96      $5,279,667               4.19%  1.00% to 1.50% -15.90% to -15.73%

    Blended Research Core Equity Portfolio
          2019                                        129,335  12.97 to 14.21      $1,822,295               1.51%  1.15% to 1.35%  27.15% to 27.40%
          2018                                        188,802  10.18 to 11.15      $2,091,274               1.28%  1.15% to 1.35%  -9.23% to -9.05%
          2017                                        157,770  12.20 to 12.26      $1,926,691               1.69%  1.15% to 1.35%  18.86% to 19.10%
          2016                                         47,719  10.27 to 10.30        $490,595               1.34%  1.00% to 1.50%   6.72% to 6.94%
          2015                                         28,008   9.62 to 9.63         $269,572               0.00%  1.00% to 1.50%  -3.81% to -3.73%

    Global Real Estate Portfolio
          2019                                         30,844  10.93 to 10.94        $337,178               2.13%  1.15% to 1.35%   9.26% to 9.41%

   Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio
          2019                                         60,148  20.84 to 32.34      $1,652,412               1.69%  0.95% to 1.40%  20.13% to 21.33%
          2018                                         62,205  17.24 to 26.77      $1,418,592               1.33%  0.95% to 1.40%  -9.93% to -9.02%
          2017                                         74,874  19.03 to 29.56      $1,916,553               1.31%  0.95% to 1.40%  11.20% to 12.31%
          2016                                         83,368  17.01 to 26.44      $1,881,106               1.41%  0.95% to 1.40%  14.85% to 16.01%
          2015                                         94,622  13.34 to 22.90      $1,863,186               1.07%  0.95% to 1.40%  -4.79% to -3.78%

    Mid-Cap Stock Portfolio
          2019                                         70,764  17.04 to 41.78      $2,067,659               0.90%  0.95% to 1.40%  19.55% to 21.48%
          2018                                         84,952  14.06 to 34.54      $2,017,140               0.65%  0.95% to 1.40% -17.19% to -15.85%
          2017                                        103,864  14.63 to 41.23      $2,965,787               0.55%  0.95% to 1.40%   3.63% to 5.82%
          2016                                        132,965  14.12 to 39.14      $3,521,556               0.48%  0.95% to 1.40%  12.90% to 15.29%
          2015                                        148,920  12.51 to 34.11      $3,482,477               0.52%  0.95% to 1.40%  -6.68% to -4.70%

    International Opportunities Portfolio
          2019                                              -         -                    $0               1.92%  0.95% to 1.40%         n/a
          2018                                        250,017  12.82 to 26.60      $5,854,396               0.88%  0.95% to 1.40% -25.86% to -24.39%
          2017                                        288,234  17.29 to 35.25      $8,941,762               1.10%  0.95% to 1.40%  34.64% to 37.90%
          2016                                        347,117  12.57 to 25.82      $7,840,838               0.87%  0.95% to 1.40%  -7.43% to -5.18%
          2015                                        432,660  13.54 to 27.50     $10,285,481               0.82%  0.95% to 1.40%   7.44% to 10.05%

    Bond-Debenture Portfolio
          2019                                      1,691,833  11.07 to 13.88     $23,012,603               4.29%  1.15% to 1.35%  11.83% to 12.06%
          2018                                      1,462,361   9.89 to 12.38     $17,841,186               4.53%  1.15% to 1.35%  -5.31% to -5.12%
          2017                                      1,395,341  10.44 to 13.05     $18,051,413               4.91%  1.15% to 1.35%   7.75% to 7.97%
          2016                                        989,650  12.03 to 12.09     $11,923,220               5.10%  1.00% to 1.50%  10.63% to 10.85%
          2015                                        790,315  10.87 to 10.91      $8,601,279               5.78%  1.00% to 1.50%  -2.85% to -2.66%

    Fundamental Equity Portfolio
          2019                                         95,557  11.92 to 18.94      $1,757,521               1.30%  1.15% to 1.35%  19.89% to 20.13%
          2018                                         97,268   9.94 to 15.77      $1,512,416               1.65%  1.15% to 1.35%  -9.39% to -9.21%
          2017                                         87,303  17.25 to 17.37      $1,510,765               1.04%  1.15% to 1.35%  11.07% to 11.29%
          2016                                         91,478  15.53 to 15.61      $1,423,577               1.18%  1.00% to 1.50%  14.19% to 14.42%
          2015                                         90,842  13.60 to 13.64      $1,236,984               1.58%  1.00% to 1.50%  -4.74% to -4.55%

    Developing Growth Portfolio
          2019                                        132,524  15.77 to 22.83      $2,951,762               0.00%  1.15% to 1.35%  30.00% to 30.26%
          2018                                        146,497  12.12 to 17.53      $2,539,423               0.00%  1.15% to 1.35%   3.47% to 3.68%
          2017                                         99,135  11.71 to 16.91      $1,662,341               0.00%  1.15% to 1.35%  28.19% to 28.44%
          2016                                         98,595  13.10 to 13.16      $1,293,233               0.00%  1.00% to 1.50%  -3.91% to -3.72%
          2015                                        135,593  13.63 to 13.67      $1,849,193               0.00%  1.00% to 1.50%  -9.44% to -9.26%

    Short Duration Income Portfolio
          2019                                      1,853,386  10.39 to 10.61     $19,527,957               3.11%  1.15% to 1.35%   3.65% to 3.85%
          2018                                      1,661,011  10.01 to 10.22     $16,864,578               3.99%  1.15% to 1.35%  -0.21% to -0.01%
          2017                                      1,106,388  10.02 to 10.22     $11,247,886               4.29%  1.15% to 1.35%   0.82% to 1.02%
          2016                                        668,380  10.08 to 10.11      $6,743,618               4.00%  1.00% to 1.50%   2.08% to 2.29%
          2015                                        173,325   9.88 to 9.89       $1,710,251               4.73%  1.00% to 1.50%  -1.21% to -1.13%

   Alger Fund
    LargeCap Growth Portfolio
          2019                                        215,054  18.45 to 34.33      $5,626,299               0.00%  0.95% to 1.40%  23.79% to 26.23%
          2018                                        271,640  14.68 to 27.47      $5,649,133               0.00%  0.95% to 1.40%   -0.73% to 1.24%
          2017                                        327,042  14.57 to 27.41      $6,786,993               0.00%  0.95% to 1.40%  24.43% to 27.25%
          2016                                        393,955  11.50 to 21.76      $6,527,385               0.00%  0.95% to 1.40%  -3.95% to -1.77%
          2015                                        469,789  11.76 to 22.37      $7,837,100               0.00%  0.95% to 1.40%   -1.49% to 0.76%

    MidCap Growth Portfolio
          2019                                        168,048  18.08 to 33.24      $4,401,275               0.00%  0.95% to 1.40%  26.53% to 29.02%
          2018                                        164,109  14.29 to 26.02      $3,315,112               0.00%  0.95% to 1.40%  -10.11% to -8.33%
          2017                                        202,877  15.89 to 28.67      $4,517,235               0.00%  0.95% to 1.40%  25.72% to 28.57%
          2016                                        251,756  12.39 to 22.52      $4,393,261               0.00%  0.95% to 1.40%   -2.21% to 0.02%
          2015                                        287,634  12.65 to 22.74      $5,042,004               0.00%  0.95% to 1.40%  -4.67% to -2.49%

    Capital Appreciation Portfolio
          2019                                         96,426  27.13 to 56.43      $3,519,221               0.00%  0.95% to 1.40%  30.47% to 32.44%
          2018                                        112,131  20.58 to 43.03      $3,107,490               0.09%  0.95% to 1.40%  -2.62% to -1.14%
          2017                                        123,843  20.91 to 43.97      $3,521,120               0.16%  0.95% to 1.40%  27.92% to 29.85%
          2016                                        143,197  16.18 to 34.20      $3,086,508               0.16%  0.95% to 1.40%  -1.93% to -0.45%
          2015                                        191,276  16.33 to 34.70      $4,058,885               0.09%  0.95% to 1.40%   3.62% to 5.19%

    SmallCap Growth Portfolio
          2019                                         28,717  21.40 to 43.38        $725,070               0.00%  1.30% to 1.90%  26.27% to 28.11%
          2018                                         32,143  16.78 to 33.86        $640,494               0.00%  1.30% to 1.90%   -0.98% to 0.47%
          2017                                         37,725  16.78 to 33.70        $746,906               0.00%  1.30% to 1.90%  25.69% to 27.52%
          2016                                         44,028  13.22 to 28.96        $680,183               0.00%  0.85% to 1.45%   3.72% to 5.23%
          2015                                         54,382  12.62 to 25.11        $801,221               0.00%  0.85% to 1.45%  -5.61% to -4.23%

    Capital Appreciation Portfolio Class S
          2019                                      1,652,500  14.64 to 26.74     $42,742,263               0.00%  1.15% to 1.35%  31.46% to 31.72%
          2018                                      1,767,628  11.12 to 20.30     $35,116,472               0.00%  1.15% to 1.35%  -1.71% to -1.51%
          2017                                      1,805,119  11.31 to 20.62     $36,708,181               0.00%  1.15% to 1.35%  28.99% to 29.25%
          2016                                      1,757,056  15.87 to 15.95     $27,932,263               0.00%  1.00% to 1.50%  -1.12% to -0.93%
          2015                                      1,602,209  16.05 to 16.10     $25,742,438               0.00%  1.00% to 1.50%   4.49% to 4.70%

   Calvert Variable Series, Inc.
    Mid Cap Growth Portfolio
          2019                                        135,215  19.06 to 31.85      $2,765,780               0.45%  0.95% to 1.40%  28.50% to 30.12%
          2018                                        122,026  14.71 to 24.73      $1,951,529               0.67%  0.95% to 1.40%  -6.52% to -5.34%
          2017                                        106,881  15.60 to 26.38      $1,862,527               0.69%  0.95% to 1.40%   9.23% to 10.60%
          2016                                        108,711  14.16 to 24.09      $1,778,568               0.00%  0.95% to 1.40%   4.90% to 6.22%
          2015                                        177,267  13.38 to 22.91      $2,679,949               0.00%  0.95% to 1.40%  -5.62% to -4.19%

    S&P 500 Index Portfolio
          2019                                         57,822  13.69 to 34.53      $1,444,394               1.70%  0.95% to 1.40%  28.49% to 29.91%
          2018                                         64,136  17.82 to 26.58      $1,335,229               2.03%  0.95% to 1.40%  -6.68% to -5.64%
          2017                                         76,599  18.96 to 28.17      $1,663,499               1.47%  0.95% to 1.40%  19.01% to 20.32%
          2016                                         81,964  15.82 to 23.41      $1,515,372               1.30%  0.95% to 1.40%   9.31% to 10.52%
          2015                                         71,076  14.37 to 21.19      $1,251,751               0.19%  0.95% to 1.40%   -1.07% to 0.02%

    SRI Balanced Portfolio
          2019                                         81,473  11.88 to 11.92        $969,305               0.94%  0.95% to 1.40%  22.61% to 22.86%
          2018                                         26,401   9.69 to 9.70         $256,115               3.16%  0.95% to 1.40%  -3.09% to -2.96%

   Invesco Variable Insurance Funds
    Technology Fund
          2019                                         39,957  25.06 to 38.59      $1,198,233               0.00%  0.95% to 1.40%  32.59% to 34.59%
          2018                                         39,479  18.84 to 28.96        $887,568               0.00%  0.95% to 1.40%  -2.88% to -1.40%
          2017                                         33,087  19.65 to 29.67        $753,802               0.00%  0.95% to 1.40%  31.87% to 33.86%
          2016                                         20,092  14.84 to 22.38        $339,618               0.00%  0.95% to 1.40%  -3.16% to -1.69%
          2015                                         33,171  15.26 to 23.00        $578,765               0.00%  0.95% to 1.40%   4.23% to 5.81%

    Managed Volatility Fund
          2019                                         30,560  22.80 to 31.84        $886,021               1.35%  0.95% to 1.40%  15.37% to 17.46%
          2018                                         34,530  18.43 to 27.38        $856,720               1.74%  0.95% to 1.40% -13.43% to -11.85%
          2017                                         37,821  21.13 to 31.37      $1,071,793               1.16%  0.95% to 1.40%   7.57% to 9.52%
          2016                                         53,249  19.50 to 28.93      $1,379,034               1.70%  0.95% to 1.40%   7.61% to 9.57%
          2015                                         58,770  17.98 to 26.67      $1,394,675               1.33%  0.95% to 1.40%  -4.81% to -3.08%

    Diversified Dividend Fund
          2019                                         61,141  10.28 to 14.20        $804,640               4.09%  0.95% to 1.40%  21.70% to 23.91%
          2018                                         66,707   8.45 to 11.46        $716,583               2.86%  0.95% to 1.40%  -10.10% to -8.45%
          2017                                         73,764   9.40 to 12.52        $860,319               1.59%  0.95% to 1.40%   5.64% to 7.55%
          2016                                         93,420   8.52 to 11.64      $1,020,691               1.46%  0.95% to 1.40%  11.70% to 13.73%
          2015                                         64,418   7.88 to 10.24        $621,922               2.28%  0.95% to 1.40%   -0.70% to 1.10%

    Health Care Fund
          2019                                         53,181  27.10 to 33.62      $1,694,997               0.04%  0.95% to 1.40%  29.30% to 31.25%
          2018                                         60,632  20.96 to 25.80      $1,474,378               0.00%  0.95% to 1.40%  -1.55% to -0.05%
          2017                                         59,493  21.29 to 26.07      $1,462,576               0.36%  0.95% to 1.40%  13.03% to 14.73%
          2016                                         69,202  18.26 to 22.95      $1,465,196               0.00%  0.95% to 1.40% -13.47% to -12.30%
          2015                                        108,570  21.10 to 26.44      $2,627,428               0.00%  0.95% to 1.40%   0.67% to 2.19%

    Global Real Estate Fund
          2019                                         21,492  11.50 to 15.12        $271,311               4.65%  1.30% to 1.90%  18.37% to 20.76%
          2018                                         15,834   9.71 to 12.52        $168,990               3.32%  1.30% to 1.90%  -9.62% to -7.78%
          2017                                         19,967  10.75 to 13.57        $236,006               3.02%  1.30% to 1.90%   8.81% to 11.00%
          2016                                         21,304   9.88 to 12.23        $228,979               3.01%  0.85% to 1.45%   -1.73% to 0.25%
          2015                                         36,705  10.05 to 12.38        $406,575               2.12%  0.85% to 1.45%  -5.17% to -3.11%

    International Growth Fund
          2019                                         24,018  11.90 to 15.32        $313,835               1.24%  1.30% to 1.90%  23.95% to 26.27%
          2018                                         13,975   9.60 to 12.13        $153,261               1.32%  1.30% to 1.90% -18.06% to -16.52%
          2017                                         34,589  11.71 to 14.53        $450,107               1.57%  1.30% to 1.90%  18.64% to 20.84%
          2016                                         32,886   9.87 to 12.03        $357,909               1.32%  0.85% to 1.45%  -4.02% to -2.22%
          2015                                         33,234  10.28 to 12.30        $378,692               1.33%  0.85% to 1.45%  -5.87% to -4.11%

    Mid Cap Core Equity Fund
          2019                                         18,120  14.55 to 18.48        $295,438               0.19%  1.30% to 1.90%  20.92% to 23.05%
          2018                                         16,124  12.03 to 15.02        $220,938               0.12%  1.30% to 1.90% -14.53% to -13.01%
          2017                                         23,986  13.51 to 17.27        $383,293               0.31%  1.30% to 1.90%  10.50% to 12.84%
          2016                                         30,586  12.23 to 15.06        $427,305               0.00%  0.85% to 1.45%   9.71% to 11.20%
          2015                                         15,520  11.88 to 13.74        $199,799               0.11%  0.85% to 1.45%  -7.20% to -5.85%

   J.P. Morgan Series Trust II
    Core Bond Portfolio
          2019                                        163,089   9.12 to 13.79      $2,079,002               2.55%  0.95% to 1.40%   5.08% to 7.15%
          2018                                        271,366   8.67 to 12.87      $3,189,953               2.23%  0.95% to 1.40%  -2.83% to -0.90%
          2017                                        244,804   8.76 to 12.99      $2,956,412               2.50%  0.95% to 1.40%   0.47% to 2.60%
          2016                                        285,934   8.72 to 12.66      $3,395,498               3.66%  0.95% to 1.40%   -0.95% to 1.15%
          2015                                        325,502   8.81 to 12.52      $3,809,883               3.65%  0.95% to 1.40%   -1.92% to 0.16%

    Small Cap Core Portfolio
          2019                                         70,901  19.61 to 37.52      $2,187,263               0.39%  0.95% to 1.40%  21.02% to 23.40%
          2018                                         71,677  16.21 to 30.71      $1,781,995               0.41%  0.95% to 1.40% -14.46% to -12.77%
          2017                                         80,679  18.95 to 35.56      $2,328,221               0.31%  0.95% to 1.40%  11.94% to 14.14%
          2016                                        103,406  16.93 to 31.46      $2,639,261               0.43%  0.95% to 1.40%  16.78% to 19.08%
          2015                                        144,407  14.50 to 26.69      $3,086,926               0.10%  0.95% to 1.40%  -7.99% to -6.18%

   Rydex Variable Trust
    Nova Fund
          2019                                         24,632  27.98 to 42.62        $847,228               1.18%  0.95% to 1.40%  41.53% to 43.67%
          2018                                         29,327  19.77 to 29.96        $701,253               0.17%  0.95% to 1.40% -12.51% to -11.17%
          2017                                         27,237  22.60 to 34.07        $742,031               0.05%  0.95% to 1.40%  28.60% to 30.54%
          2016                                         32,874  17.57 to 26.36        $692,932               0.00%  0.95% to 1.40%  12.92% to 14.63%
          2015                                         21,989  15.56 to 23.23        $398,785               0.00%  0.95% to 1.40%  -3.12% to -1.66%

    NASDAQ-100 Fund
          2019                                         28,224  35.68 to 54.99      $1,340,877               0.12%  0.95% to 1.40%  33.55% to 35.57%
          2018                                         29,953  26.72 to 40.97      $1,057,358               0.00%  0.95% to 1.40%  -4.20% to -2.74%
          2017                                         27,872  27.89 to 42.55      $1,031,427               0.00%  0.95% to 1.40%  27.96% to 29.88%
          2016                                         22,039  23.92 to 33.09        $627,513               0.00%  0.95% to 1.40%   3.68% to 4.98%
          2015                                         44,391  21.08 to 31.84      $1,208,870               0.00%  0.95% to 1.40%   5.62% to 7.22%

    U.S. Government Money Market Fund
          2019                                         13,622   7.43 to 9.60         $124,031               1.11%  0.95% to 1.45%  -1.53% to -0.09%
          2018                                         47,621   7.55 to 9.61         $445,354               0.38%  0.95% to 1.45%  -1.81% to -0.37%
          2017                                         60,153   7.69 to 9.65         $572,532               0.00%  0.95% to 1.45%  -2.36% to -0.94%
          2016                                         23,570   7.87 to 9.74         $220,542               0.00%  0.95% to 1.45%  -2.37% to -0.95%
          2015                                         56,744   7.69 to 9.83         $542,391               0.00%  0.95% to 1.45%  -2.71% to -0.95%

    Inverse S&P 500 Strategy Fund
          2019                                         32,926   1.02 to 1.63          $41,658               0.81%  0.95% to 1.40% -24.55% to -23.64%
          2018                                         34,070   1.35 to 2.14          $57,051               0.00%  0.95% to 1.40%   1.74% to 2.98%
          2017                                         40,345   1.33 to 2.09          $65,662               0.00%  0.95% to 1.40% -19.10% to -18.13%
          2016                                         73,955   1.64 to 2.44         $148,204               0.00%  0.95% to 1.40% -13.88% to -12.84%
          2015                                         86,072   1.90 to 2.95         $199,322               0.00%  0.95% to 1.40%  -6.47% to -5.34%

    Inverse NASDAQ-100 Strategy Fund
          2019                                         71,858   0.43 to 0.57          $35,787               0.53%  0.95% to 1.40% -29.90% to -29.20%
          2018                                         69,153   0.62 to 0.80          $49,606               0.00%  0.95% to 1.40%  -3.98% to -3.01%
          2017                                         87,116   0.65 to 1.27          $66,748               0.00%  0.95% to 1.40% -26.11% to -25.37%
          2016                                        119,942   0.87 to 1.11         $121,182               0.00%  0.95% to 1.40% -11.23% to -10.34%
          2015                                        251,753   0.98 to 1.91         $299,429               0.00%  0.95% to 1.40% -14.55% to -13.70%

    Inverse Government Long Bond Strategy Fund
          2019                                          4,985   2.10 to 2.46          $11,198               0.00%  0.95% to 1.40% -15.04% to -14.18%
          2018                                         14,239   2.47 to 2.97          $36,479               0.00%  0.95% to 1.40%   1.86% to 2.89%
          2017                                          4,174   2.43 to 2.78          $10,769               0.00%  0.95% to 1.40%  -10.64% to -9.75%
          2016                                          9,898   2.71 to 3.23          $28,913               0.00%  0.95% to 1.40%  -4.82% to -3.86%
          2015                                         16,398   2.85 to 3.21          $51,164               0.00%  0.95% to 1.40%  -3.12% to -2.15%

    Government Long Bond 1.2x Strategy
          2019                                          6,457  15.91 to 19.93        $124,669               2.48%  0.95% to 1.40%  13.99% to 15.71%
          2018                                          9,266  13.96 to 17.22        $155,464               1.46%  0.95% to 1.40%  -7.65% to -6.25%
          2017                                         14,583  15.12 to 18.37        $260,461               1.12%  0.95% to 1.40%   6.98% to 8.59%
          2016                                         20,845  14.13 to 16.92        $336,452               5.09%  0.95% to 1.40%  -2.74% to -1.27%
          2015                                         15,760  14.53 to 17.13        $261,028               2.40%  0.95% to 1.40%  -7.39% to -5.99%

    NASDAQ-100 2x Strategy Fund
          2015                                            195  34.33 to 34.33          $6,692               0.00%  0.85% to 1.45%  12.75% to 12.75%

    Inverse Dow 2x Strategy Fund
          2015                                            424   0.95 to 0.95             $403               0.00%  0.85% to 1.45%  -9.54% to -9.54%

   Rydex Variable Insurance Funds
    Biotechnology Fund
          2019                                        274,821  12.19 to 22.88      $6,058,557               0.00%  1.15% to 1.35%  23.00% to 23.24%
          2018                                        299,204   9.90 to 18.56      $5,377,373               0.00%  1.15% to 1.35% -10.67% to -10.49%
          2017                                        309,349  11.07 to 20.74      $6,335,674               0.00%  1.15% to 1.35%  27.71% to 27.96%
          2016                                        314,517  16.13 to 16.21      $5,082,563               0.00%  1.00% to 1.50% -20.74% to -20.58%
          2015                                        445,946  20.35 to 20.41      $9,081,414               0.00%  1.00% to 1.50%   7.02% to 7.23%

    S&P 500 Pure Growth Fund
          2019                                        196,550  13.13 to 22.85      $4,290,516               0.00%  1.15% to 1.35%  24.90% to 25.15%
          2018                                        197,441  10.50 to 18.26      $3,449,466               0.00%  1.15% to 1.35%  -6.91% to -6.72%
          2017                                        178,493  11.27 to 19.58      $3,356,794               0.00%  1.15% to 1.35%  22.73% to 22.98%
          2016                                        125,350  15.84 to 15.92      $1,990,152               0.00%  1.00% to 1.50%   1.20% to 1.40%
          2015                                        221,134  15.65 to 15.70      $3,463,621               0.00%  1.00% to 1.50%  -0.28% to -0.08%

    S&P MidCap 400 Pure Growth Fund
          2019                                        108,641  10.50 to 14.89      $1,585,408               0.00%  1.15% to 1.35%  13.86% to 14.09%
          2018                                        109,541   9.21 to 13.05      $1,402,480               0.00%  1.15% to 1.35% -15.98% to -15.81%
          2017                                         85,002  10.95 to 15.50      $1,289,701               0.00%  1.15% to 1.35%  17.17% to 17.41%
          2016                                         65,558  13.14 to 13.20        $863,140               0.00%  1.00% to 1.50%   1.32% to 1.52%
          2015                                        117,626  12.97 to 13.00      $1,526,220               0.00%  1.00% to 1.50%   -0.04% to 0.16%

   Guggenheim Variable Insurance Funds
    Long Short Equity Fund
          2019                                         67,719  11.60 to 16.25        $825,276               0.52%  0.95% to 1.40%   4.12% to 5.02%
          2018                                         51,940  11.14 to 15.48        $617,103               0.00%  0.95% to 1.40% -14.89% to -13.94%
          2017                                         58,807  12.97 to 18.03        $812,450               0.33%  0.95% to 1.40%  12.59% to 13.77%
          2016                                         55,939  11.44 to 15.85        $690,817               0.00%  0.95% to 1.50%  -1.34% to -0.30%
          2015                                         65,326  11.52 to 15.89        $807,249               0.00%  0.95% to 1.50%   -0.74% to 0.30%

    Multi-Hedge Strategies Fund
          2019                                        197,122   9.93 to 10.25      $2,005,173               2.27%  1.15% to 1.35%   3.60% to 3.81%
          2018                                        230,108   9.57 to 9.88       $2,257,538               0.00%  1.15% to 1.35%  -6.35% to -6.17%
          2017                                        285,836  10.45 to 10.52      $2,992,781               0.00%  1.15% to 1.35%   2.29% to 2.49%
          2016                                        340,483  10.22 to 10.27      $3,484,188               0.11%  0.85% to 1.45%  -1.82% to -1.62%
          2015                                        303,213  10.41 to 10.44      $3,158,140               0.88%  0.85% to 1.45%   0.48% to 0.68%

    Global Managed Futures Strategies Fund
          2019                                         42,558   8.53 to 10.06        $367,226               0.87%  1.15% to 1.35%   6.69% to 6.91%
          2018                                         48,572   8.00 to 9.42         $392,483               0.00%  1.15% to 1.35% -10.25% to -10.07%
          2017                                         46,227   8.91 to 10.48        $416,230               1.42%  1.15% to 1.35%   7.26% to 7.47%
          2016                                         56,508   8.31 to 8.35         $470,218               3.01%  0.85% to 1.45% -15.91% to -15.74%
          2015                                         69,270   9.88 to 9.91         $684,912               2.05%  0.85% to 1.45%  -2.87% to -2.67%

    Small Cap Value Fund
          2019                                        167,909  10.69 to 16.65      $2,747,725               0.82%  1.15% to 1.35%  20.93% to 21.18%
          2018                                        173,902   8.83 to 13.74      $2,355,101               0.39%  1.15% to 1.35% -13.84% to -13.67%
          2017                                        162,176  10.24 to 15.91      $2,558,208               0.40%  1.15% to 1.35%   2.31% to 2.52%
          2016                                        203,114  15.45 to 15.52      $3,139,446               0.10%  0.85% to 1.45%  24.91% to 25.16%
          2015                                        162,442  12.37 to 12.40      $2,009,520               0.00%  0.85% to 1.45%  -7.87% to -7.69%

   ProFunds VP
    Access VP High Yield Fund
          2019                                          8,288  14.42 to 19.48        $145,287               4.11%  1.30% to 1.90%   8.46% to 10.87%
          2018                                         17,028  13.29 to 17.57        $258,731               3.85%  1.30% to 1.90%  -4.15% to -2.00%
          2017                                         14,091  14.19 to 17.93        $229,753               4.89%  1.30% to 1.90%   1.30% to 3.34%
          2016                                         25,847  14.01 to 17.35        $409,262               3.49%  0.85% to 1.45%   5.36% to 7.49%
          2015                                         21,653  13.30 to 16.14        $322,199               3.09%  0.85% to 1.45%  -3.19% to -1.24%

    Asia 30
          2019                                          5,456  12.06 to 14.21         $69,847               0.26%  1.30% to 1.90%  22.88% to 24.36%
          2018                                          5,843   9.21 to 11.43         $60,652               0.40%  1.30% to 1.90% -21.22% to -19.86%
          2017                                          9,158  11.69 to 14.26        $117,521               0.00%  1.30% to 1.90%  28.64% to 30.84%
          2016                                          7,741   9.59 to 10.90         $78,213               0.90%  0.85% to 1.45%  -2.09% to -0.91%
          2015                                         12,639   9.79 to 11.00        $131,290               0.47%  0.85% to 1.45% -11.84% to -10.77%

    Banks
          2019                                          7,279   6.52 to 7.79          $52,386               1.04%  1.30% to 1.90%  32.13% to 33.86%
          2018                                          8,064   4.69 to 5.82          $43,616               0.25%  1.30% to 1.90% -20.82% to -19.45%
          2017                                         14,551   5.92 to 7.23          $96,800               0.13%  1.30% to 1.90%  13.76% to 15.71%
          2016                                         21,861   5.21 to 6.24         $125,039               0.10%  0.85% to 1.45%  19.53% to 20.91%
          2015                                         32,482   4.51 to 5.42         $163,946               0.70%  0.85% to 1.45%  -3.67% to -1.82%

    Basic Materials
          2019                                          1,892  11.68 to 14.74         $24,969               0.29%  1.30% to 1.90%  14.12% to 16.08%
          2018                                          3,831  10.23 to 12.86         $42,888               0.26%  1.30% to 1.90% -20.19% to -18.73%
          2017                                          7,655  12.82 to 15.82        $111,540               0.56%  1.30% to 1.90%  19.22% to 21.37%
          2016                                          5,782  10.76 to 12.69         $66,637               0.60%  0.85% to 1.45%  14.87% to 16.67%
          2015                                          6,198   9.36 to 10.88         $61,802               3.36%  0.85% to 1.45% -16.55% to -15.25%

    Bear
          2019                                         38,315   1.33 to 1.60          $54,539               0.09%  1.30% to 1.90% -25.41% to -24.40%
          2018                                         45,604   1.78 to 2.11          $87,088               0.00%  1.30% to 1.90%   0.71% to 2.09%
          2017                                         49,737   1.77 to 2.07          $95,271               0.00%  1.30% to 1.90% -20.58% to -19.51%
          2016                                         52,976   2.23 to 2.57         $127,038               0.00%  0.85% to 1.45% -15.54% to -14.69%
          2015                                         55,001   2.66 to 3.06         $152,545               0.00%  0.85% to 1.45%  -7.92% to -6.57%

    Biotechnology
          2019                                         10,548  26.38 to 34.44        $319,069               0.00%  1.30% to 1.90%  12.34% to 14.55%
          2018                                         11,943  23.63 to 30.07        $321,578               0.00%  1.30% to 1.90%  -10.02% to -8.28%
          2017                                         15,974  26.26 to 33.75        $477,485               0.00%  1.30% to 1.90%  18.28% to 20.84%
          2016                                         19,526  22.20 to 27.93        $491,608               0.00%  0.85% to 1.45% -18.43% to -16.65%
          2015                                         40,737  27.22 to 33.51      $1,256,764               0.00%  0.85% to 1.45%   -0.30% to 1.86%

    Bull
          2019                                         69,015  15.84 to 21.40      $1,324,552               0.35%  1.30% to 1.90%  24.45% to 27.22%
          2018                                         46,205  12.73 to 16.82        $687,801               0.00%  1.30% to 1.90%  -9.39% to -7.37%
          2017                                         95,202  14.05 to 18.16      $1,551,482               0.00%  1.30% to 1.90%  15.25% to 17.81%
          2016                                         90,174  12.19 to 15.25      $1,228,781               0.00%  0.85% to 1.45%   5.89% to 8.14%
          2015                                        115,563  11.45 to 14.10      $1,499,602               0.00%  0.85% to 1.45%  -3.93% to -1.84%

    Consumer Goods
          2019                                          7,327  17.60 to 22.05        $144,514               2.14%  1.30% to 1.90%  22.33% to 24.37%
          2018                                          4,698  14.39 to 18.77         $76,661               1.13%  1.30% to 1.90% -17.67% to -15.91%
          2017                                          8,337  17.47 to 22.33        $169,427               1.47%  1.30% to 1.90%  11.22% to 13.57%
          2016                                         12,131  15.71 to 19.66        $214,397               1.64%  0.85% to 1.45%   0.08% to 2.21%
          2015                                          8,660  15.70 to 19.23        $154,530               0.93%  0.85% to 1.45%   0.68% to 2.46%

    Consumer Services
          2019                                          4,397  22.04 to 28.58        $115,044               0.00%  1.30% to 1.90%  20.29% to 22.60%
          2018                                          5,810  18.21 to 23.31        $123,818               0.00%  1.30% to 1.90%  -2.96% to -1.04%
          2017                                          9,951  18.76 to 23.83        $215,762               0.00%  1.30% to 1.90%  14.19% to 16.55%
          2016                                         10,305  16.52 to 20.45        $194,430               0.00%  0.85% to 1.45%   0.55% to 2.58%
          2015                                         14,786  16.43 to 19.93        $269,712               0.00%  0.85% to 1.45%   1.04% to 3.08%

    Dow 30
          2019                                          7,812  16.34 to 20.34        $140,000               0.09%  1.30% to 1.90%  18.69% to 20.60%
          2018                                          9,844  13.77 to 16.86        $151,386               0.00%  1.30% to 1.90%  -8.73% to -7.25%
          2017                                         10,930  14.48 to 18.18        $182,323               0.00%  1.30% to 1.90%  19.66% to 22.01%
          2016                                          9,988  12.10 to 14.74        $131,454               0.00%  0.85% to 1.45%   9.71% to 11.37%
          2015                                         68,652  10.96 to 13.37        $887,095               0.00%  0.85% to 1.45%  -6.17% to -4.70%

    Emerging Markets
          2019                                          9,211   5.85 to 7.55          $60,942               0.48%  1.30% to 1.90%  19.96% to 22.51%
          2018                                         13,062   4.88 to 6.23          $71,589               0.23%  1.30% to 1.90% -18.20% to -16.37%
          2017                                         27,496   5.97 to 7.45         $186,590               0.12%  1.30% to 1.90%  28.69% to 31.54%
          2016                                         22,668   4.64 to 5.53         $116,103               0.32%  0.85% to 1.45%   7.19% to 9.30%
          2015                                         26,020   4.32 to 5.06         $125,975               1.59%  0.85% to 1.45% -20.21% to -18.63%

    Europe 30
          2019                                          6,919   8.29 to 10.39         $65,288               2.63%  1.30% to 1.90%  14.25% to 16.15%
          2018                                          8,552   7.26 to 9.06          $70,156               2.59%  1.30% to 1.90% -16.72% to -15.24%
          2017                                          8,886   8.72 to 10.69         $86,997               1.78%  1.30% to 1.90%  16.13% to 18.17%
          2016                                          9,390   7.51 to 8.81          $77,994               2.72%  0.85% to 1.45%   4.57% to 6.15%
          2015                                         10,469   7.01 to 8.30          $81,943               4.74%  0.85% to 1.45% -13.77% to -12.25%

    Falling U.S. Dollar
          2019                                          5,767   4.94 to 5.15          $28,678               0.04%  1.30% to 1.90%  -4.66% to -4.32%
          2018                                          6,270   5.18 to 5.56          $32,846               0.00%  1.30% to 1.90%  -8.54% to -7.94%
          2017                                          6,843   5.66 to 6.04          $39,268               0.00%  1.30% to 1.90%   5.89% to 6.58%
          2016                                          7,450   5.35 to 5.67          $40,388               0.00%  0.85% to 1.45%  -8.09% to -7.49%
          2015                                         14,144   5.61 to 6.36          $83,783               0.00%  0.85% to 1.45% -12.14% to -11.17%

    Financials
          2019                                          7,523   8.70 to 11.36         $73,035               0.22%  1.30% to 1.90%  25.67% to 28.14%
          2018                                          5,940   6.97 to 8.87          $49,249               0.32%  1.30% to 1.90% -13.57% to -11.90%
          2017                                         15,740   8.02 to 10.37        $143,511               0.11%  1.30% to 1.90%  14.02% to 16.55%
          2016                                        117,382   7.03 to 8.89         $966,039               0.04%  0.85% to 1.45%  11.30% to 13.72%
          2015                                         62,516   6.35 to 7.82         $450,279               0.10%  0.85% to 1.45%  -4.93% to -2.86%

    Health Care
          2019                                         12,063  22.29 to 29.11        $310,528               0.00%  1.30% to 1.90%  15.15% to 17.42%
          2018                                         22,223  19.61 to 25.92        $490,365               0.00%  1.30% to 1.90%   0.82% to 3.08%
          2017                                         17,789  19.45 to 24.42        $385,951               0.00%  1.30% to 1.90%  16.77% to 19.06%
          2016                                         68,810  16.65 to 20.51      $1,315,986               0.00%  0.85% to 1.45%  -7.35% to -5.53%
          2015                                         48,007  17.98 to 22.24        $978,607               0.00%  0.85% to 1.45%   1.41% to 3.67%

    Industrials
          2019                                          9,692  16.97 to 21.71        $187,693               0.00%  1.30% to 1.90%  26.07% to 28.36%
          2018                                          7,119  13.21 to 16.91        $110,012               0.10%  1.30% to 1.90% -15.87% to -14.20%
          2017                                         11,053  15.70 to 19.94        $197,506               0.20%  1.30% to 1.90%  18.08% to 20.52%
          2016                                          8,497  13.30 to 16.55        $125,630               0.17%  0.85% to 1.45%  13.62% to 15.74%
          2015                                         14,563  11.95 to 14.51        $190,231               0.04%  0.85% to 1.45%  -6.65% to -4.76%

    International
          2019                                          6,345   6.17 to 7.27          $45,390               0.26%  1.30% to 1.90%  15.28% to 16.85%
          2018                                          7,334   5.35 to 6.76          $44,929               0.00%  1.30% to 1.90% -18.59% to -16.85%
          2017                                         14,171   6.58 to 8.13         $107,712               0.00%  1.30% to 1.90%  17.74% to 20.23%
          2016                                         12,976   5.59 to 6.70          $80,595               0.00%  0.85% to 1.45%  -4.24% to -2.30%
          2015                                         24,096   5.83 to 6.86         $155,572               0.00%  0.85% to 1.45%  -6.75% to -4.86%

    Internet
          2019                                          7,211  33.44 to 43.07        $268,072               0.00%  1.30% to 1.90%  13.97% to 16.10%
          2018                                         11,806  29.34 to 37.10        $385,249               0.00%  1.30% to 1.90%   1.30% to 3.21%
          2017                                         11,237  28.96 to 36.37        $363,555               0.00%  1.30% to 1.90%  31.39% to 33.97%
          2016                                         12,539  22.05 to 27.15        $307,871               0.00%  0.85% to 1.45%   1.90% to 3.91%
          2015                                         19,608  21.63 to 26.51        $471,647               0.00%  0.85% to 1.45%  16.21% to 18.50%

    Japan
          2019                                          4,421   7.52 to 9.49          $38,851               0.14%  1.30% to 1.90%  16.16% to 18.15%
          2018                                          6,367   6.48 to 8.04          $47,826               0.00%  1.30% to 1.90% -14.48% to -13.00%
          2017                                          6,194   7.57 to 9.24          $53,758               0.00%  1.30% to 1.90%  14.68% to 16.64%
          2016                                         15,216   6.60 to 7.92         $110,735               0.00%  0.85% to 1.45%  -2.80% to -1.13%
          2015                                         36,394   6.79 to 8.13         $273,731               0.00%  0.85% to 1.45%   2.43% to 3.82%

    Large-Cap Growth
          2019                                         37,397  19.99 to 27.01        $868,675               0.00%  1.30% to 1.90%  24.46% to 27.22%
          2018                                         39,419  16.06 to 21.23        $740,051               0.00%  1.30% to 1.90%  -5.16% to -3.13%
          2017                                         48,720  16.75 to 21.91        $966,247               0.00%  1.30% to 1.90%  20.87% to 23.68%
          2016                                         40,785  14.16 to 17.72        $665,632               0.04%  0.85% to 1.45%   1.50% to 3.66%
          2015                                         70,061  13.95 to 17.09      $1,111,368               0.00%  0.85% to 1.45%   0.29% to 2.42%

    Large-Cap Value
          2019                                         37,191  12.99 to 16.50        $570,190               1.00%  1.30% to 1.90%  25.31% to 27.52%
          2018                                         36,522  10.36 to 12.94        $439,372               0.75%  1.30% to 1.90% -13.72% to -12.19%
          2017                                         58,880  12.01 to 15.53        $834,969               0.83%  1.30% to 1.90%   9.54% to 11.97%
          2016                                         66,923  10.97 to 13.87        $856,099               0.80%  0.85% to 1.45%  11.46% to 13.94%
          2015                                         43,799   9.84 to 12.17        $499,313               1.24%  0.85% to 1.45%  -8.01% to -5.97%

    Mid-Cap
          2019                                        192,854  14.13 to 18.67      $2,977,627               0.01%  1.30% to 1.90%  19.16% to 21.93%
          2018                                        206,531  11.86 to 15.31      $2,630,056               0.00%  1.30% to 1.90% -15.96% to -13.99%
          2017                                        247,613  14.11 to 17.80      $3,823,445               0.00%  1.30% to 1.90%   9.43% to 11.97%
          2016                                        252,920  12.90 to 15.90      $3,577,317               0.00%  0.85% to 1.45%  14.01% to 16.66%
          2015                                        261,896  11.31 to 13.63      $3,215,020               0.00%  0.85% to 1.45%  -7.78% to -5.68%

    Mid-Cap Growth
          2019                                         15,430  16.98 to 21.72        $297,810               0.00%  1.30% to 1.90%  20.09% to 22.27%
          2018                                         16,703  14.14 to 17.87        $276,021               0.00%  1.30% to 1.90% -14.94% to -13.34%
          2017                                         23,686  16.62 to 20.99        $451,663               0.00%  1.30% to 1.90%  14.36% to 16.67%
          2016                                         28,573  14.53 to 17.99        $468,951               0.00%  0.85% to 1.45%   9.10% to 11.31%
          2015                                         80,792  13.19 to 16.16      $1,213,312               0.00%  0.85% to 1.45%  -3.17% to -1.11%

    Mid-Cap Value
          2019                                          6,031  14.16 to 17.62         $99,634               0.18%  1.30% to 1.90%  19.81% to 21.75%
          2018                                          8,452  11.81 to 14.75        $114,532               0.07%  1.30% to 1.90% -16.29% to -14.80%
          2017                                         20,107  14.11 to 18.25        $323,868               0.15%  1.30% to 1.90%   6.81% to 9.18%
          2016                                         30,569  13.21 to 16.71        $468,145               0.11%  0.85% to 1.45%  20.06% to 22.61%
          2015                                         14,503  11.00 to 13.49        $180,400               0.17%  0.85% to 1.45%  -11.38% to -9.50%

    Government Money Market
          2019                                        370,018   6.65 to 9.11       $2,912,327               0.74%  1.30% to 1.90%  -2.79% to -0.53%
          2018                                        676,635   6.84 to 9.16       $5,522,693               0.35%  1.30% to 1.90%  -3.15% to -0.89%
          2017                                        840,720   7.07 to 9.24       $6,983,028               0.02%  1.30% to 1.90%  -3.51% to -1.27%
          2016                                        415,989   7.40 to 9.36       $3,536,380               0.02%  0.85% to 1.45%  -3.42% to -1.27%
          2015                                      1,214,953   7.41 to 9.48      $10,377,559               0.02%  0.85% to 1.45%  -3.75% to -1.27%

    Oil & Gas
          2019                                         38,028   6.83 to 8.92         $283,197               1.36%  1.30% to 1.90%   4.78% to 6.85%
          2018                                         58,634   6.52 to 8.35         $410,449               1.79%  1.30% to 1.90% -22.98% to -21.46%
          2017                                         84,586   8.37 to 10.63        $761,640               1.15%  1.30% to 1.90%  -6.59% to -4.66%
          2016                                        140,512   8.96 to 11.15      $1,347,231               1.35%  0.85% to 1.45%  19.91% to 22.27%
          2015                                        142,722   7.51 to 9.12       $1,130,718               0.83%  0.85% to 1.45% -25.97% to -24.55%

    NASDAQ-100
          2019                                         20,368  28.55 to 38.57        $685,380               0.00%  1.30% to 1.90%  32.00% to 34.94%
          2018                                         27,531  21.63 to 28.23        $685,118               0.00%  1.30% to 1.90%  -5.26% to -3.24%
          2017                                         33,311  22.30 to 29.17        $878,315               0.00%  1.30% to 1.90%  25.65% to 28.56%
          2016                                         63,804  17.75 to 22.33      $1,250,808               0.00%  0.85% to 1.45%   1.43% to 3.64%
          2015                                         48,860  17.50 to 21.86        $977,928               0.00%  0.85% to 1.45%   3.55% to 5.96%

    Pharmaceuticals
          2019                                          4,425  16.26 to 20.66         $83,608               0.96%  1.30% to 1.90%  10.23% to 12.17%
          2018                                          6,910  14.75 to 18.41        $112,035               1.24%  1.30% to 1.90%  -9.35% to -7.74%
          2017                                          8,247  16.27 to 19.96        $147,974               1.06%  1.30% to 1.90%   6.68% to 8.56%
          2016                                         12,522  15.25 to 18.39        $211,731               0.42%  0.85% to 1.45%  -6.95% to -5.31%
          2015                                         45,414  16.39 to 20.09        $838,578               0.16%  0.85% to 1.45%   0.95% to 2.63%

    Precious Metals
          2019                                        172,978   3.70 to 4.90         $725,931               0.04%  1.30% to 1.90%  40.82% to 43.74%
          2018                                        197,469   2.66 to 3.41         $580,199               0.00%  1.30% to 1.90% -16.46% to -14.81%
          2017                                        231,622   3.19 to 4.00         $801,627               0.00%  1.30% to 1.90%   1.67% to 3.66%
          2016                                        218,288   3.13 to 3.86         $722,397               0.00%  0.85% to 1.45%  50.54% to 53.42%
          2015                                        189,337   2.09 to 2.58         $416,837               0.00%  0.85% to 1.45% -35.14% to -33.72%

    Real Estate
          2019                                         18,671  11.80 to 15.51        $250,321               1.95%  1.30% to 1.90%  22.34% to 24.81%
          2018                                         21,408   9.64 to 12.43        $233,780               1.59%  1.30% to 1.90%  -9.01% to -7.16%
          2017                                         10,685  10.60 to 13.38        $124,847               4.41%  1.30% to 1.90%   4.29% to 6.39%
          2016                                         12,156  10.16 to 12.58        $137,417               3.02%  0.85% to 1.45%   2.04% to 4.10%
          2015                                         16,777   9.96 to 12.08        $181,980               0.34%  0.85% to 1.45%  -3.17% to -1.22%

    Rising Rates Opportunity
          2019                                         23,811   1.27 to 1.61          $36,098               0.10%  1.30% to 1.90% -20.26% to -18.85%
          2018                                         57,355   1.59 to 1.98         $106,509               0.00%  1.30% to 1.90%   0.56% to 2.34%
          2017                                         26,545   1.58 to 1.94          $48,570               0.00%  1.30% to 1.90% -14.93% to -13.43%
          2016                                         63,493   1.85 to 2.24         $129,889               0.00%  0.85% to 1.45%  -8.42% to -6.81%
          2015                                         89,642   2.03 to 2.40         $197,675               0.00%  0.85% to 1.45%  -4.97% to -3.29%

    Semiconductor
          2019                                          5,108  21.21 to 26.22        $112,770               0.32%  1.30% to 1.90%  44.70% to 46.96%
          2018                                          2,207  14.66 to 17.84         $33,289               0.00%  1.30% to 1.90% -13.29% to -11.93%
          2017                                          1,948  17.31 to 20.26         $36,793               0.23%  1.30% to 1.90%  31.24% to 33.01%
          2016                                          2,809  13.19 to 14.99         $39,241               0.03%  0.85% to 1.45%  24.99% to 25.12%
          2015                                            969  11.87 to 12.45         $11,653               0.81%  0.85% to 1.45%  -4.94% to -4.46%

    Short Dow 30
          2019                                          2,420   1.07 to 1.18           $2,821               0.04%  1.30% to 1.90% -21.71% to -21.16%
          2018                                          2,480   1.37 to 1.50           $3,664               0.00%  1.30% to 1.90%  -0.78% to -0.08%
          2017                                          2,541   1.38 to 1.58           $3,755               0.00%  1.30% to 1.90% -24.39% to -23.52%
          2016                                          2,968   1.83 to 2.07           $5,809               0.00%  0.85% to 1.45% -19.00% to -18.43%
          2015                                          6,832   2.26 to 2.44          $16,312               0.00%  0.85% to 1.45%  -7.36% to -6.61%

    Short Emerging Markets
          2019                                              -         -                    $0               0.00%  1.30% to 1.90%         n/a
          2018                                              -         -                    $0               0.00%  1.30% to 1.90%         n/a
          2017                                              -   2.67 to 2.67               $0               0.00%  1.30% to 1.90% -29.62% to -29.62%
          2016                                            251   3.80 to 3.80             $951               0.00%  0.85% to 1.45% -18.31% to -18.31%
          2015                                          7,710   4.37 to 4.94          $34,812               0.00%  0.85% to 1.45%   8.22% to 9.58%

    Short International
          2019                                          2,707   2.76 to 2.84           $7,613               0.32%  1.30% to 1.90% -19.58% to -19.38%
          2018                                          5,641   3.43 to 3.53          $19,689               0.00%  1.30% to 1.90%  12.44% to 12.72%
          2017                                          5,649   3.05 to 3.13          $17,533               0.00%  1.30% to 1.90% -22.71% to -22.51%
          2016                                          5,658   4.00 to 4.04          $22,711               0.00%  0.85% to 1.45%  -8.22% to -8.13%
          2015                                          9,391   4.24 to 4.40          $41,164               0.00%  0.85% to 1.45%  -6.16% to -6.06%

    Short Mid-Cap
          2019                                          2,425   1.14 to 1.26           $3,007               0.27%  1.30% to 1.90% -23.57% to -23.04%
          2018                                          2,479   1.49 to 1.63           $3,990               0.00%  1.30% to 1.90%   7.57% to 8.33%
          2017                                          2,534   1.39 to 1.51           $3,763               0.00%  1.30% to 1.90% -17.45% to -16.87%
          2016                                          2,587   1.68 to 1.81           $4,621               0.00%  0.85% to 1.45% -22.63% to -22.08%
          2015                                          8,094   2.15 to 2.32          $18,356               0.00%  0.85% to 1.45%  -4.71% to -4.71%

    Short NASDAQ-100
          2019                                            360   0.67 to 0.67             $243               0.14%  1.30% to 1.90% -30.25% to -30.25%
          2018                                            418   0.97 to 0.97             $405               0.00%  1.30% to 1.90%  -5.87% to -5.87%
          2017                                            479   1.03 to 1.25             $492               0.00%  1.30% to 1.90% -27.52% to -26.28%
          2016                                          3,503   1.42 to 1.70           $5,773               0.00%  0.85% to 1.45% -12.81% to -12.37%
          2015                                          1,836   1.59 to 1.71           $3,080               0.00%  0.85% to 1.45% -15.70% to -15.32%

    Short Small-Cap
          2019                                          5,024   1.08 to 1.18           $5,715               0.06%  1.30% to 1.90% -23.20% to -22.74%
          2018                                         13,785   1.41 to 1.52          $20,735               0.00%  1.30% to 1.90%   7.01% to 7.65%
          2017                                         15,041   1.32 to 1.41          $21,057               0.00%  1.30% to 1.90% -16.81% to -16.31%
          2016                                         17,220   1.58 to 1.69          $28,825               0.00%  0.85% to 1.45% -23.99% to -23.53%
          2015                                         91,178   2.03 to 2.46         $199,257               0.00%  0.85% to 1.45%  -4.09% to -3.17%

    Small-Cap
          2019                                         18,222  12.97 to 17.53        $284,232               0.00%  1.30% to 1.90%  19.35% to 22.01%
          2018                                         16,916  10.87 to 14.37        $209,307               0.00%  1.30% to 1.90% -15.91% to -14.03%
          2017                                         23,012  12.92 to 16.71        $338,478               0.00%  1.30% to 1.90%   8.57% to 10.98%
          2016                                         32,393  11.90 to 15.06        $440,535               0.00%  0.85% to 1.45%  15.57% to 18.14%
          2015                                         93,178  10.30 to 12.75      $1,114,147               0.00%  0.85% to 1.45%  -9.43% to -7.51%

    Small-Cap Growth
          2019                                         11,696  16.80 to 22.70        $221,210               0.00%  1.30% to 1.90%  15.02% to 17.58%
          2018                                         14,904  14.60 to 19.30        $257,385               0.00%  1.30% to 1.90%  -9.01% to -6.97%
          2017                                         22,458  15.86 to 20.75        $415,721               0.00%  1.30% to 1.90%   8.99% to 11.51%
          2016                                         31,058  14.55 to 18.61        $521,485               0.00%  0.85% to 1.45%  15.98% to 18.38%
          2015                                         50,438  12.55 to 15.53        $724,202               0.00%  0.85% to 1.45%  -2.31% to -0.23%

    Small-Cap Value
          2019                                          6,378  14.13 to 17.47         $97,219               0.00%  1.30% to 1.90%  18.82% to 20.68%
          2018                                          6,805  11.52 to 14.94         $86,612               0.00%  1.30% to 1.90% -17.06% to -15.33%
          2017                                         12,852  13.49 to 17.65        $202,299               0.01%  1.30% to 1.90%   5.84% to 8.30%
          2016                                         64,723  12.75 to 16.30        $962,479               0.00%  0.85% to 1.45%  24.53% to 26.80%
          2015                                          4,133  10.51 to 12.52         $48,292               0.00%  0.85% to 1.45%  -11.30% to -9.69%

    Technology
          2019                                         10,678  25.88 to 33.79        $321,408               0.00%  1.30% to 1.90%  40.05% to 42.81%
          2018                                          7,166  18.48 to 23.66        $152,767               0.00%  1.30% to 1.90%  -5.77% to -3.90%
          2017                                         11,161  19.61 to 24.91        $248,374               0.08%  1.30% to 1.90%  30.42% to 33.11%
          2016                                          5,954  15.53 to 18.71        $103,172               0.00%  0.85% to 1.45%   8.70% to 10.62%
          2015                                         57,536  13.94 to 17.17        $905,559               0.00%  0.85% to 1.45%   -1.17% to 0.83%

    Telecommunications
          2019                                            402  11.59 to 13.29          $5,006               1.88%  1.30% to 1.90%  11.77% to 12.89%
          2018                                          1,242  10.37 to 11.78         $13,550               4.17%  1.30% to 1.90% -17.34% to -16.50%
          2017                                          2,048  12.40 to 14.10         $26,980               0.38%  1.30% to 1.90%  -4.77% to -3.72%
          2016                                         53,902  13.02 to 14.65        $753,817               0.13%  0.85% to 1.45%  18.36% to 19.67%
          2015                                         50,477  10.90 to 12.24        $590,356               4.35%  0.85% to 1.45%  -0.79% to -0.14%

    U.S. Government Plus
          2019                                          8,237  15.26 to 20.90        $147,073               0.74%  1.30% to 1.90%  14.04% to 16.69%
          2018                                         16,856  13.38 to 17.91        $257,704               0.87%  1.30% to 1.90%  -8.79% to -6.65%
          2017                                         11,630  15.02 to 18.97        $198,838               0.17%  1.30% to 1.90%   5.83% to 7.97%
          2016                                         59,078  14.19 to 17.57        $956,100               0.00%  0.85% to 1.45%  -3.59% to -1.94%
          2015                                         19,548  14.31 to 17.44        $307,245               0.00%  0.85% to 1.45%  -9.07% to -7.19%

    UltraBull
          2019                                         21,806  22.36 to 30.63        $593,749               0.32%  1.30% to 1.90%  54.35% to 57.94%
          2018                                         26,981  14.49 to 19.64        $466,571               0.00%  1.30% to 1.90% -18.60% to -16.60%
          2017                                         31,169  17.80 to 23.55        $669,377               0.00%  1.30% to 1.90%  35.92% to 39.20%
          2016                                         22,446  14.03 to 16.74        $360,275               0.00%  0.85% to 1.45%  15.04% to 16.78%
          2015                                         27,484  11.62 to 14.11        $348,805               0.00%  0.85% to 1.45%  -6.27% to -4.38%

    UltraMid-Cap
          2019                                         18,611  20.09 to 25.70        $412,736               0.00%  1.30% to 1.90%  42.78% to 45.37%
          2018                                         40,750  14.07 to 18.48        $610,133               0.00%  1.30% to 1.90% -29.27% to -27.72%
          2017                                         46,847  20.48 to 25.57      $1,005,435               0.00%  1.30% to 1.90%  24.81% to 27.20%
          2016                                         49,743  16.59 to 20.10        $858,209               0.00%  0.85% to 1.45%  33.70% to 36.13%
          2015                                         46,496  12.17 to 14.77        $594,932               0.00%  0.85% to 1.45% -12.10% to -10.73%

    UltraNASDAQ-100
          2019                                          5,812  71.90 to 95.18        $466,110               0.00%  1.30% to 1.90%  73.58% to 77.17%
          2018                                          7,541  41.42 to 54.41        $346,340               0.00%  1.30% to 1.90% -12.72% to -10.81%
          2017                                          7,962  48.87 to 61.00        $421,197               0.00%  1.30% to 1.90%  63.05% to 66.16%
          2016                                          7,352  30.45 to 34.99        $243,338               0.00%  0.85% to 1.45%   5.36% to 6.42%
          2015                                          8,837  28.21 to 33.91        $274,158               0.00%  0.85% to 1.45%   9.92% to 11.30%

    UltraShort Dow30
          2019                                          9,803   0.19 to 0.19           $1,890               3.03%  1.30% to 1.90% -38.64% to -38.64%
          2018                                         10,185   0.30 to 0.32           $3,200               0.00%  1.30% to 1.90%  -2.44% to -1.85%
          2017                                         16,836   0.31 to 0.33           $5,438               0.00%  1.30% to 1.90% -41.82% to -41.47%
          2016                                         24,820   0.53 to 0.56          $13,766               0.00%  0.85% to 1.45% -33.94% to -33.55%
          2015                                         26,797   0.80 to 0.85          $22,281               0.00%  0.85% to 1.45% -12.23% to -11.61%

    UltraShort NASDAQ-100
          2019                                         35,116   0.06 to 0.06           $2,212               0.74%  1.30% to 1.90% -52.20% to -51.90%
          2018                                         35,891   0.12 to 0.13           $4,703               0.00%  1.30% to 1.90% -14.65% to -14.09%
          2017                                         37,158   0.14 to 0.15           $5,665               0.00%  1.30% to 1.90% -46.83% to -46.48%
          2016                                         37,513   0.27 to 0.29          $10,691               0.00%  0.85% to 1.45% -22.96% to -22.45%
          2015                                         37,867   0.35 to 0.37          $13,882               0.00%  0.85% to 1.45% -28.80% to -28.26%

    UltraSmall-Cap
          2019                                         10,006  12.57 to 15.86        $139,999               0.00%  1.30% to 1.90%  41.98% to 44.41%
          2018                                         14,154   8.85 to 10.98        $137,118               0.00%  1.30% to 1.90% -29.63% to -28.41%
          2017                                         14,172  12.58 to 15.80        $198,759               0.00%  1.30% to 1.90%  20.67% to 23.03%
          2016                                          9,953  11.17 to 12.84        $117,261               0.00%  0.85% to 1.45%  35.40% to 36.62%
          2015                                          4,739   8.25 to 9.45          $39,829               0.00%  0.85% to 1.45% -15.46% to -14.40%

    Utilities
          2019                                          4,186  18.23 to 22.69         $87,157               3.33%  1.30% to 1.90%  18.95% to 20.86%
          2018                                          4,562  15.33 to 18.77         $78,896               1.58%  1.30% to 1.90%   -0.42% to 1.19%
          2017                                          6,833  16.03 to 18.55        $119,953               2.63%  1.30% to 1.90%   7.49% to 8.83%
          2016                                          9,545  14.92 to 17.05        $154,597               2.46%  0.85% to 1.45%  11.79% to 13.19%
          2015                                          9,050  12.90 to 15.06        $125,847               2.91%  0.85% to 1.45%  -9.40% to -7.93%

   VanEck Worldwide Insurance Trust
    Global Hard Assets Fund
          2019                                        455,682   5.56 to 25.26      $5,651,543               0.00%  0.95% to 1.90%   7.71% to 10.81%
          2018                                        466,099   5.16 to 22.80      $5,266,523               0.00%  0.95% to 1.90% -30.90% to -28.96%
          2017                                        524,574   7.30 to 32.78      $8,487,983               0.00%  0.95% to 1.90%  -5.52% to -2.62%
          2016                                        626,212   7.73 to 33.90     $10,135,813               0.39%  0.85% to 1.50%  38.55% to 42.35%
          2015                                        523,056   5.61 to 23.98      $6,954,590               0.03%  0.85% to 1.50% -35.88% to -34.08%

    Emerging Markets Fund
          2019                                         36,385  29.02 to 47.98      $1,622,587               0.53%  0.95% to 1.40%  27.05% to 29.36%
          2018                                         42,600  18.01 to 37.46      $1,457,114               0.29%  0.95% to 1.40% -25.58% to -24.21%
          2017                                         63,611  24.02 to 49.93      $2,802,208               0.39%  0.95% to 1.40%  46.08% to 49.61%
          2016                                         52,001  16.22 to 33.71      $1,568,804               0.46%  0.95% to 1.40%  -3.20% to -0.84%
          2015                                         62,112  17.95 to 34.34      $1,891,155               0.58%  0.95% to 1.40% -16.83% to -14.81%

    Unconstrained Emerging Markets Bond Fund
          2019                                         28,850  11.55 to 17.81        $461,861               0.63%  0.95% to 1.40%  10.39% to 11.55%
          2018                                         33,821  10.46 to 15.96        $492,835               9.63%  0.95% to 1.40%  -8.05% to -7.03%
          2017                                         49,355  10.67 to 17.17        $791,433               2.53%  0.95% to 1.40%   9.54% to 11.19%
          2016                                         65,434   9.74 to 15.44        $945,819               0.00%  0.95% to 1.40%   4.26% to 5.42%
          2015                                         77,931   9.91 to 14.65      $1,042,454               6.27%  0.95% to 1.40% -14.85% to -13.91%

   Janus Henderson Series
    Global Technology Portfolio
          2019                                        171,194  17.10 to 34.99      $5,605,246               0.00%  1.15% to 1.35%  42.88% to 43.16%
          2018                                        147,288  11.96 to 24.44      $3,437,928               0.00%  1.15% to 1.35%  -0.45% to -0.25%
          2017                                        106,809  12.00 to 24.50      $2,538,098               0.00%  1.15% to 1.35%  42.98% to 43.26%
          2016                                         66,993  17.02 to 17.10      $1,142,061               0.08%  1.00% to 1.50%  12.32% to 12.55%
          2015                                         33,831  15.15 to 15.19        $513,270               0.00%  1.00% to 1.50%   3.24% to 3.45%

    Overseas Portfolio
          2019                                         48,682   9.91 to 11.89        $488,302               1.74%  1.15% to 1.35%  25.01% to 25.26%
          2018                                         49,258   7.93 to 9.50         $395,000               1.75%  1.15% to 1.35% -16.28% to -16.11%
          2017                                         56,799   9.47 to 11.34        $543,020               2.24%  1.15% to 1.35%  29.06% to 29.31%
          2016                                         52,504   7.34 to 7.37         $385,736               4.72%  1.00% to 1.50%  -7.96% to -7.77%
          2015                                         52,782   7.97 to 7.99         $421,164               0.79%  1.00% to 1.50%  -10.03% to -9.85%

    Research Portfolio
          2019                                         21,961  24.34 to 24.61        $536,101               0.29%  1.15% to 1.35%  33.41% to 33.68%
          2018                                         25,399  18.25 to 18.41        $464,875               0.37%  1.15% to 1.35%  -4.15% to -3.96%
          2017                                         31,413  19.04 to 19.17        $599,282               0.27%  1.15% to 1.35%  25.85% to 26.10%
          2016                                         30,729  15.13 to 15.20        $465,551               0.37%  1.00% to 1.50%  -1.07% to -0.88%
          2015                                         26,487  15.29 to 15.33        $405,293               0.54%  1.00% to 1.50%   3.67% to 3.87%

    Enterprise Services Portfolio
          2019                                      1,142,759  15.07 to 22.63     $24,865,839               0.06%  1.15% to 1.35%  33.34% to 33.61%
          2018                                        995,432  11.29 to 16.93     $16,238,499               0.12%  1.15% to 1.35%  -2.00% to -1.81%
          2017                                        687,373  11.51 to 17.25     $11,539,277               0.13%  1.15% to 1.35%  25.39% to 25.64%
          2016                                        354,446  13.66 to 13.73      $4,847,632               0.03%  1.00% to 1.50%  10.60% to 10.82%
          2015                                        178,316  12.35 to 12.39      $2,204,176               0.68%  1.00% to 1.50%   2.38% to 2.58%

    Global Research Portfolio
          2019                                         50,454  13.17 to 19.64        $969,267               0.93%  1.15% to 1.35%  26.99% to 27.24%
          2018                                         44,852  10.36 to 15.43        $683,618               1.07%  1.15% to 1.35%  -8.34% to -8.15%
          2017                                         44,442  11.29 to 16.80        $738,548               0.83%  1.15% to 1.35%  24.99% to 25.24%
          2016                                         42,850  13.35 to 13.42        $573,168               0.87%  1.00% to 1.50%   0.45% to 0.65%
          2015                                         51,315  13.29 to 13.33        $682,697               0.63%  1.00% to 1.50%  -3.84% to -3.65%

    Mid Cap Value Portfolio
          2019                                        197,118  11.92 to 18.29      $3,477,494               1.07%  1.15% to 1.35%  28.30% to 28.56%
          2018                                        186,003   9.28 to 14.22      $2,579,014               0.98%  1.15% to 1.35% -14.98% to -14.81%
          2017                                        192,293  10.90 to 16.70      $3,154,990               0.66%  1.15% to 1.35%  12.11% to 12.34%
          2016                                        172,121  14.79 to 14.86      $2,548,863               0.87%  1.00% to 1.50%  17.17% to 17.40%
          2015                                        173,772  12.62 to 12.66      $2,194,809               1.07%  1.00% to 1.50%  -4.98% to -4.79%

    Balanced Portfolio
          2019                                      2,251,196  13.21 to 18.78     $41,323,181               1.72%  1.15% to 1.35%  20.63% to 20.88%
          2018                                      1,603,935  10.94 to 15.54     $24,628,415               1.86%  1.15% to 1.35%  -0.92% to -0.72%
          2017                                        990,962  11.03 to 15.65     $15,400,133               1.40%  1.15% to 1.35%  16.56% to 16.79%
          2016                                        772,313  13.34 to 13.40     $10,307,917               2.11%  1.00% to 1.50%   2.92% to 3.13%
          2015                                        640,520  12.96 to 13.00      $8,303,706               1.48%  1.00% to 1.50%  -0.94% to -0.74%

    Flexible Bond Portfolio
          2019                                        621,443  10.61 to 11.40      $6,994,524               2.64%  1.15% to 1.35%   7.81% to 8.03%
          2018                                        506,125   9.84 to 10.56      $5,303,727               2.42%  1.15% to 1.35%  -2.62% to -2.42%
          2017                                        395,731  10.09 to 10.82      $4,255,966               2.48%  1.15% to 1.35%   1.97% to 2.17%
          2016                                        409,203  10.54 to 10.59      $4,314,965               2.75%  1.00% to 1.50%   0.85% to 1.05%
          2015                                        314,058  10.45 to 10.48      $3,282,663               2.57%  1.00% to 1.50%  -1.40% to -1.21%

    GI Unconstrained Bond Portfolio
          2019                                              -         -                    $0               1.29%  1.15% to 1.35%         n/a
          2018                                         98,954   9.51 to 9.58         $942,017               2.55%  1.15% to 1.35%  -5.06% to -4.87%
          2017                                         92,634  10.02 to 10.07        $928,697               3.20%  1.15% to 1.35%   0.34% to 0.54%
          2016                                         92,217   9.99 to 10.01        $921,572               7.36%  1.00% to 1.50%   3.20% to 3.41%
          2015                                         41,302   9.68 to 9.68         $399,651               0.02%  1.00% to 1.50%  -3.24% to -3.16%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
          2019                                      4,050,360  10.68 to 18.47     $50,056,375               3.04%  0.95% to 1.90%   4.48% to 7.34%
          2018                                      4,035,547   9.99 to 17.20     $47,287,227               2.56%  0.95% to 1.90%  -4.12% to -1.49%
          2017                                      3,903,746  10.19 to 17.46     $47,973,212               2.02%  0.95% to 1.90%   1.17% to 3.93%
          2016                                      3,818,433  10.51 to 16.80     $46,163,641               2.09%  0.85% to 1.50%   -1.00% to 1.71%
          2015                                      4,385,518  10.38 to 16.52     $52,754,367               4.84%  0.85% to 1.50%  -3.15% to -0.50%

    Low Duration Portfolio
          2019                                      2,486,507   9.37 to 13.59     $25,289,738               2.68%  0.95% to 1.90%   0.36% to 3.05%
          2018                                      2,488,388   9.33 to 13.19     $24,682,261               1.84%  0.95% to 1.90%  -3.23% to -0.62%
          2017                                      2,110,065   9.64 to 13.27     $21,281,171               1.18%  0.95% to 1.90%   -2.23% to 0.39%
          2016                                      1,997,087   9.86 to 13.22     $20,264,692               1.59%  0.85% to 1.50%   -2.18% to 0.45%
          2015                                      1,473,313   9.89 to 13.16     $15,139,350               3.60%  0.85% to 1.50%  -3.23% to -0.63%

    High Yield Portfolio
          2019                                        766,902  11.11 to 25.16     $11,878,657               4.84%  0.95% to 1.90%  10.46% to 13.66%
          2018                                        502,674   9.82 to 22.14      $7,294,631               5.04%  0.95% to 1.90%  -6.32% to -3.59%
          2017                                        558,843  10.22 to 22.96      $8,637,362               4.90%  0.95% to 1.90%   2.64% to 5.60%
          2016                                        593,692  12.28 to 21.74      $9,233,370               5.52%  0.85% to 1.50%   8.31% to 11.38%
          2015                                        502,446  11.08 to 19.52      $7,321,209               6.27%  0.85% to 1.50%  -5.27% to -2.57%

    Real Return Portfolio
          2019                                      2,122,136   9.97 to 17.01     $21,521,058               1.56%  0.95% to 1.90%   4.61% to 7.42%
          2018                                      2,133,195   9.33 to 15.83     $20,301,950               2.42%  0.95% to 1.90%  -5.69% to -3.14%
          2017                                      2,200,216   9.68 to 16.35     $21,756,775               2.26%  0.95% to 1.90%   -0.10% to 2.68%
          2016                                      2,059,005   9.47 to 15.92     $19,988,829               2.23%  0.85% to 1.50%   1.48% to 4.20%
          2015                                      2,069,414   9.14 to 15.28     $19,823,710               4.94%  0.85% to 1.50%  -6.15% to -3.62%

    All Asset Portfolio
          2019                                        358,019  11.99 to 16.34      $4,350,224               2.78%  0.95% to 1.90%   7.90% to 10.47%
          2018                                        414,975   9.97 to 14.82      $4,586,867               3.10%  0.95% to 1.90%  -8.72% to -6.53%
          2017                                        427,745  11.66 to 15.90      $5,085,136               4.54%  0.95% to 1.90%   9.49% to 12.09%
          2016                                        455,788  10.42 to 14.22      $4,857,731               2.63%  0.85% to 1.50%   9.02% to 11.61%
          2015                                        445,075   9.36 to 12.77      $4,283,204               3.58%  0.85% to 1.50% -12.31% to -10.23%

    Global Managed Asset Allocation Portfolio
          2019                                         49,475  11.51 to 11.64        $569,726               2.22%  1.15% to 1.35%  15.39% to 15.62%
          2018                                         44,146   9.98 to 10.07        $440,541               1.60%  1.15% to 1.35%  -6.88% to -6.70%
          2017                                         42,294  10.72 to 10.79        $453,296               2.40%  1.15% to 1.35%  12.47% to 12.69%
          2016                                         35,831   9.53 to 9.57         $341,433               2.33%  1.00% to 1.50%   2.53% to 2.73%
          2015                                         35,820   9.29 to 9.32         $332,894               1.85%  1.00% to 1.50%  -1.60% to -1.40%

    Short-Term Portfolio
          2019                                      4,389,651  10.18 to 10.29     $44,795,827               2.25%  1.15% to 1.35%   1.32% to 1.52%
          2018                                      4,694,571  10.05 to 10.13     $47,247,593               2.03%  1.15% to 1.35%   0.06% to 0.26%
          2017                                      4,498,478  10.04 to 10.11     $45,244,074               1.53%  1.15% to 1.35%   0.93% to 1.13%
          2016                                      4,502,212   9.95 to 9.99      $44,840,939               1.46%  1.00% to 1.50%   0.90% to 1.10%
          2015                                      4,964,649   9.86 to 9.89      $48,977,991               0.97%  1.00% to 1.50%  -0.35% to -0.15%

    Emerging Markets Bond Portfolio
          2019                                        160,286  10.95 to 12.73      $1,987,562               4.33%  1.15% to 1.35%  13.12% to 13.34%
          2018                                        141,815   9.67 to 11.23      $1,578,041               4.10%  1.15% to 1.35%  -6.11% to -5.92%
          2017                                        113,889  10.29 to 11.94      $1,334,555               4.83%  1.15% to 1.35%   8.30% to 8.51%
          2016                                         83,940  10.95 to 11.00        $920,654               5.18%  1.00% to 1.50%  11.68% to 11.90%
          2015                                         85,513   9.80 to 9.83         $839,198               5.66%  1.00% to 1.50%  -3.65% to -3.46%

    Global Bond Opportunities Portfolio
          2019                                         35,825   9.77 to 9.88         $351,738               2.34%  1.15% to 1.35%   4.60% to 4.81%
          2018                                         36,457   9.34 to 9.43         $341,868               6.30%  1.15% to 1.35%  -5.58% to -5.39%
          2017                                         38,990   9.90 to 9.97         $386,836               1.92%  1.15% to 1.35%   7.07% to 7.28%
          2016                                         40,963   9.24 to 9.29         $379,316               1.43%  1.00% to 1.50%   2.54% to 2.75%
          2015                                         49,611   9.01 to 9.04         $447,672               1.58%  1.00% to 1.50%  -5.41% to -5.22%

    Commodity Real Return Strategy Portfolio
          2019                                      1,039,033   5.03 to 9.73       $5,244,209               4.40%  1.15% to 1.35%   9.86% to 10.08%
          2018                                      1,120,120   4.58 to 8.85       $5,142,150               2.05%  1.15% to 1.35% -15.36% to -15.19%
          2017                                      1,252,137   5.41 to 10.45      $6,786,599              10.65%  1.15% to 1.35%   0.68% to 0.88%
          2016                                      1,324,651   5.37 to 5.40       $7,123,636               1.05%  1.00% to 1.50%  13.33% to 13.56%
          2015                                      1,303,707   4.74 to 4.75       $6,181,911               3.97%  1.00% to 1.50% -26.66% to -26.51%

    International Bond (USD-Hedged) Portfolio
          2019                                        179,479  10.74 to 11.35      $2,017,025               1.70%  1.15% to 1.35%   5.47% to 5.68%
          2018                                        144,408  10.18 to 10.74      $1,539,607               1.36%  1.15% to 1.35%   0.64% to 0.85%
          2017                                         73,753  10.10 to 10.65        $781,044               5.88%  1.15% to 1.35%   1.29% to 1.49%
          2016                                         41,620  10.46 to 10.49        $435,755               1.54%  1.00% to 1.50%   4.94% to 5.15%
          2015                                         13,383   9.97 to 9.98         $133,478               4.48%  1.00% to 1.50%  -0.31% to -0.23%

    Dynamic Bond Adv Portfolio
          2019                                        241,095  10.49 to 10.76      $2,574,903               4.13%  1.15% to 1.35%   3.42% to 3.63%
          2018                                        208,485  10.13 to 10.38      $2,152,016               2.73%  1.15% to 1.35%  -0.43% to -0.23%
          2017                                        224,134  10.16 to 10.40      $2,322,720               1.65%  1.15% to 1.35%   3.50% to 3.71%
          2016                                        184,597  10.00 to 10.03      $1,848,338               1.79%  1.00% to 1.50%   3.23% to 3.43%
          2015                                         80,271   9.69 to 9.70         $778,126               4.30%  1.00% to 1.50%  -3.09% to -3.01%

    Income Advisor Portfolio
          2019                                      3,177,130  10.72 to 10.77     $34,058,314               3.40%  1.15% to 1.35%   7.00% to 7.22%
          2018                                      2,421,596  10.01 to 10.04     $24,253,965               3.50%  1.15% to 1.35%  -1.07% to -0.87%
          2017                                        630,868  10.12 to 10.13      $6,386,284               0.84%  1.15% to 1.35%   1.22% to 1.30%

   Goldman Sachs Variable Insurance Trust
    Small Cap Equity Insights Fund
          2019                                         73,892  15.96 to 24.30      $1,622,180               0.47%  0.95% to 1.90%  20.55% to 23.66%
          2018                                         89,966  12.19 to 19.65      $1,611,852               0.53%  0.95% to 1.90%  -11.78% to -9.49%
          2017                                         89,065  13.16 to 21.71      $1,776,378               0.46%  0.95% to 1.90%   7.53% to 10.51%
          2016                                        128,423  12.24 to 19.65      $2,279,264               1.18%  0.85% to 1.45%  19.20% to 22.04%
          2015                                        104,241  10.56 to 16.10      $1,562,783               0.22%  0.85% to 1.45%  -5.45% to -3.05%

    Large Cap Value Fund
          2019                                         11,823  18.61 to 21.95        $245,289               0.82%  0.95% to 1.40%  23.37% to 24.74%
          2018                                         35,668  14.87 to 17.60        $601,559               2.12%  0.95% to 1.40%  -10.32% to -9.33%
          2017                                         12,121  16.57 to 19.41        $219,163               1.40%  0.95% to 1.40%   7.69% to 8.82%
          2016                                         17,716  15.39 to 17.84        $293,658               2.01%  0.95% to 1.40%   9.37% to 10.53%
          2015                                         20,127  14.07 to 16.14        $309,133               1.34%  0.95% to 1.40%  -6.31% to -5.32%

    Mid Cap Value Fund
          2019                                        123,128  19.28 to 28.13      $3,256,746               0.81%  0.95% to 1.40%  27.77% to 30.28%
          2018                                        133,703  15.09 to 21.59      $2,714,840               1.26%  0.95% to 1.40% -13.03% to -11.31%
          2017                                        166,043  17.35 to 24.35      $3,806,884               0.68%  0.95% to 1.40%   7.58% to 10.02%
          2016                                        200,671  16.08 to 22.13      $4,206,027               1.31%  0.95% to 1.40%   9.96% to 12.46%
          2015                                        226,075  14.58 to 19.68      $4,229,155               0.37%  0.95% to 1.40% -12.10% to -10.10%

   Nueberger Berman Advisors Management Trust
    SmallCap Growth Portfolio
          2015                                              -         -                    $0               0.00%  0.95% to 1.40%         n/a

    Mid-Cap Growth Portfolio
          2019                                         30,996  27.60 to 34.56        $991,797               0.00%  0.95% to 1.40%  29.28% to 31.23%
          2018                                         24,771  21.35 to 26.34        $608,374               0.00%  0.95% to 1.40%  -8.83% to -7.45%
          2017                                         44,576  23.42 to 28.46      $1,189,961               0.00%  0.95% to 1.40%  21.56% to 23.39%
          2016                                         26,813  19.85 to 23.06        $586,906               0.00%  0.95% to 1.40%   1.90% to 3.18%
          2015                                         38,498  18.95 to 22.35        $819,708               0.00%  0.95% to 1.40%   -1.20% to 0.04%

    AMT Mid Cap Intrinsic Value Portfolio
          2019                                         16,417  18.18 to 23.43        $347,181               0.85%  0.95% to 1.40%  13.92% to 15.64%
          2018                                         11,106  15.79 to 20.26        $208,610               1.01%  0.95% to 1.40% -17.34% to -16.08%
          2017                                          6,804  18.90 to 24.14        $155,171               0.56%  0.95% to 1.40%  13.92% to 15.64%
          2016                                         19,451  16.42 to 20.88        $368,313               0.65%  0.95% to 1.40%  13.36% to 15.07%
          2015                                          9,514  15.38 to 18.14        $161,943               0.80%  0.95% to 1.40%  -10.56% to -9.20%

   BNY Mellon Variable Investment Fund
    Appreciation Portfolio
          2019                                         16,172  18.81 to 25.06        $357,379               0.96%  1.30% to 1.90%  30.85% to 33.63%
          2018                                         16,514  14.37 to 18.76        $278,795               0.91%  1.30% to 1.90%  -10.50% to -8.59%
          2017                                         27,469  16.06 to 21.00        $505,415               1.29%  1.30% to 1.90%  22.41% to 25.25%
          2016                                         35,122  13.54 to 16.77        $533,985               1.51%  0.85% to 1.45%   4.40% to 6.51%
          2015                                         50,050  12.85 to 15.74        $728,631               1.21%  0.85% to 1.45%  -6.39% to -4.40%

    International Value Portfolio
          2019                                          1,471   7.52 to 9.55          $12,552               2.06%  1.30% to 1.90%  17.91% to 19.99%
          2018                                          4,363   6.38 to 7.96          $33,455               1.86%  1.30% to 1.90% -19.74% to -18.31%
          2017                                          4,403   7.94 to 9.75          $41,407               1.37%  1.30% to 1.90%  23.94% to 26.12%
          2016                                          4,884   6.41 to 7.73          $36,762               2.12%  0.85% to 1.45%  -4.82% to -3.14%
          2015                                          7,574   6.74 to 7.98          $58,580               1.67%  0.85% to 1.45%  -6.18% to -4.52%

    Sustainable U.S. Equity Portfolio
          2019                                          2,531  20.08 to 23.98         $55,040               1.02%  1.30% to 1.90%  29.99% to 31.69%
          2018                                          1,747  15.44 to 18.21         $29,142               1.60%  1.30% to 1.90%  -7.52% to -6.30%
          2017                                          1,815  16.70 to 19.44         $32,387               0.97%  1.30% to 1.90%  11.59% to 13.05%
          2016                                          1,959  14.96 to 17.19         $31,051               1.01%  0.85% to 1.45%   7.09% to 8.17%
          2015                                          2,117  13.16 to 15.89         $30,058               1.37%  0.85% to 1.45%  -6.92% to -5.09%

   Direxion Insurance Trust
    HY Bond Fund
          2015                                              -         -                    $0               3.60%  0.85% to 1.45%         n/a

   Invesco Van Kampen Variable Insurance Fund
    Growth and Income Portfolio
          2019                                         33,877  15.74 to 20.55        $591,115               1.26%  1.30% to 1.90%  20.74% to 23.11%
          2018                                         32,582  13.04 to 16.69        $485,152               1.79%  1.30% to 1.90% -16.46% to -14.80%
          2017                                         34,885  15.61 to 19.59        $617,019               1.61%  1.30% to 1.90%  10.29% to 12.46%
          2016                                         65,031  14.15 to 17.42      $1,030,227               0.81%  0.85% to 1.45%  15.50% to 17.77%
          2015                                         65,204  12.25 to 14.80        $882,498               1.66%  0.85% to 1.45%  -6.50% to -4.66%

    Value Opportunities Fund
          2019                                          2,171  11.38 to 13.78         $25,814               0.00%  1.30% to 1.90%  26.21% to 27.99%
          2018                                          4,958   9.02 to 10.77         $48,247               0.00%  1.30% to 1.90% -21.79% to -20.68%
          2017                                          5,175  11.53 to 13.57         $64,054               0.01%  1.30% to 1.90%  13.72% to 15.32%
          2016                                          6,035  10.30 to 11.77         $66,332               0.06%  0.85% to 1.45%  14.55% to 15.47%
          2015                                          5,644   8.48 to 9.72          $52,337               2.31%  0.85% to 1.45% -13.73% to -12.51%

    American Value Fund
          2019                                          8,788  15.66 to 20.31        $157,644               0.43%  1.30% to 1.90%  20.36% to 22.67%
          2018                                          9,272  13.01 to 16.56        $136,422               0.17%  1.30% to 1.90% -15.92% to -14.30%
          2017                                         14,070  15.48 to 19.32        $247,138               0.52%  1.30% to 1.90%   5.87% to 7.89%
          2016                                         13,022  14.62 to 17.91        $212,113               0.10%  0.85% to 1.45%  11.20% to 13.33%
          2015                                         20,875  13.15 to 16.19        $308,476               0.01%  0.85% to 1.45% -12.52% to -10.62%

   Morgan Stanley Variable Institutional Funds
    Emerging Markets Debt Portfolio
          2019                                          4,274  12.98 to 17.42         $63,483               6.40%  1.30% to 1.90%  10.19% to 12.58%
          2018                                          7,856  11.78 to 15.67        $104,046               3.87%  1.30% to 1.90%  -10.31% to -8.25%
          2017                                         14,230  13.13 to 17.08        $218,427               4.58%  1.30% to 1.90%   5.77% to 8.17%
          2016                                         10,493  12.42 to 15.21        $144,333               7.34%  0.85% to 1.45%   6.72% to 8.77%
          2015                                         12,520  11.63 to 14.05        $160,927               3.31%  0.85% to 1.45%  -4.62% to -2.74%

    Emerging Markets Equity Portfolio
          2019                                         17,839  10.00 to 13.06        $209,484               1.12%  1.30% to 1.90%  15.40% to 17.68%
          2018                                         31,845   8.67 to 11.10        $318,320               0.37%  1.30% to 1.90% -20.37% to -18.79%
          2017                                         31,687  11.02 to 13.91        $398,099               0.64%  1.30% to 1.90%  30.57% to 33.19%
          2016                                         24,003   8.44 to 10.45        $231,227               0.59%  0.85% to 1.45%   3.06% to 5.14%
          2015                                         28,470   8.19 to 9.93         $263,599               0.54%  0.85% to 1.45% -13.70% to -11.95%

    Discovery Portfolio
          2019                                          3,352  23.05 to 26.43         $82,756               0.00%  1.30% to 1.90%  35.69% to 37.06%
          2018                                          7,254  16.98 to 19.28        $134,709               0.00%  1.30% to 1.90%   7.13% to 8.22%
          2017                                          7,626  15.85 to 18.24        $131,241               0.00%  1.30% to 1.90%  34.38% to 36.00%
          2016                                          8,528  11.80 to 13.41        $108,488               4.96%  0.85% to 1.45% -11.63% to -10.56%
          2015                                         10,233  13.35 to 15.74        $147,942               0.00%  0.85% to 1.45%  -8.86% to -7.30%

    U.S. Real Estate Portfolio
          2019                                          8,175  12.90 to 16.97        $121,382               1.78%  1.30% to 1.90%  14.54% to 16.85%
          2018                                         11,829  11.27 to 14.52        $148,599               2.48%  1.30% to 1.90%  -11.20% to -9.39%
          2017                                         13,643  12.69 to 16.31        $191,465               1.44%  1.30% to 1.90%   -0.71% to 1.44%
          2016                                         10,847  12.78 to 16.08        $150,865               0.69%  0.85% to 1.45%   2.83% to 5.07%
          2015                                         20,758  12.43 to 15.30        $287,167               0.95%  0.85% to 1.45%   -1.63% to 0.51%

   Northern Lights Variable Trust
    Adaptive Allocation Portfolio
          2017                                              -         -                    $0               0.00%  1.30% to 1.90%         n/a
          2016                                        745,164   7.02 to 8.84       $6,287,771               0.00%  0.85% to 1.45%   -2.33% to 0.04%
          2015                                      1,029,234   7.19 to 8.84       $8,739,290               0.00%  0.85% to 1.45%  -9.27% to -7.07%

    Power Income Fund
          2019                                         80,713  10.14 to 10.25        $819,116               2.05%  1.15% to 1.35%   6.28% to 6.49%
          2018                                        113,843   9.53 to 9.63       $1,086,635               2.12%  1.15% to 1.35%  -4.62% to -4.42%
          2017                                        121,905   9.98 to 10.08      $1,219,911               0.88%  1.15% to 1.35%   0.75% to 0.95%
          2016                                        119,818   9.93 to 9.98       $1,190,117               0.00%  1.00% to 1.50%   2.97% to 3.18%
          2015                                        180,421   9.65 to 9.67       $1,740,306               2.15%  1.00% to 1.50%  -3.82% to -3.62%

    Power Dividend Index Fund
          2019                                        885,390   9.29 to 9.33       $8,225,059               2.07%  1.15% to 1.35%  -4.42% to -3.88%
          2018                                      1,438,919   9.69 to 9.72      $13,943,760               1.90%  1.15% to 1.35%  -9.29% to -9.00%
          2017                                        322,095  10.68 to 10.69      $3,439,562               0.05%  1.15% to 1.35%   6.78% to 6.87%

   AB Variable Products Series
    Real Estate Investment Portfolio
          2019                                              -         -                    $0               2.22%  1.15% to 1.35%         n/a
          2018                                        140,571  13.69 to 13.81      $1,929,587               1.86%  1.15% to 1.35%  -5.74% to -5.55%
          2017                                        172,352  14.52 to 14.62      $2,507,758               1.61%  1.15% to 1.35%   4.95% to 5.16%
          2016                                        144,991  13.84 to 13.90      $2,009,142               1.34%  1.00% to 1.50%   5.95% to 6.16%
          2015                                         88,680  13.06 to 13.10      $1,159,026               1.41%  1.00% to 1.50%  -0.69% to -0.49%

    Dynamic Asset Allocation Portfolio
          2019                                        230,655  11.17 to 13.57      $3,039,410               2.65%  1.15% to 1.35%  13.70% to 13.92%
          2018                                         77,253   9.81 to 11.91        $909,782               1.47%  1.15% to 1.35%  -8.60% to -8.41%
          2017                                         53,972  10.73 to 13.01        $695,261               1.82%  1.15% to 1.35%  12.79% to 13.02%
          2016                                         71,596  11.45 to 11.51        $820,963               0.59%  1.00% to 1.50%   1.98% to 2.18%
          2015                                         49,399  11.23 to 11.26        $555,251               0.61%  1.00% to 1.50%  -2.62% to -2.43%

    Small Cap Growth Portfolio
          2019                                          2,870  23.88 to 24.14         $68,815               0.00%  1.15% to 1.35%  34.18% to 34.45%
          2018                                          2,519  17.80 to 17.96         $44,952               0.00%  1.15% to 1.35%  -2.44% to -2.24%
          2017                                          1,620  18.24 to 18.37         $29,628               0.00%  1.15% to 1.35%  31.99% to 32.26%
          2016                                          2,422  13.82 to 13.89         $33,521               0.00%  1.00% to 1.50%   4.79% to 5.00%
          2015                                          1,821  13.19 to 13.23         $24,020               0.00%  1.00% to 1.50%  -2.86% to -2.66%

    Small Mid Cap Value Portfolio
          2019                                        164,921  10.90 to 19.58      $2,957,126               0.34%  1.15% to 1.35%  18.29% to 18.53%
          2018                                        133,736   9.21 to 16.51      $2,119,867               0.28%  1.15% to 1.35% -16.44% to -16.27%
          2017                                        111,441  11.01 to 19.72      $2,179,500               0.22%  1.15% to 1.35%  11.34% to 11.56%
          2016                                        115,978  17.59 to 17.68      $2,041,996               0.28%  1.00% to 1.50%  23.12% to 23.37%
          2015                                         89,073  14.29 to 14.33      $1,273,567               0.61%  1.00% to 1.50%  -6.96% to -6.77%

   BlackRock Variable Series Fund, Inc.
    Basic Value Fund
          2019                                        178,971  11.98 to 19.15      $3,350,527               2.07%  1.15% to 1.35%  21.87% to 22.12%
          2018                                        211,050   9.82 to 15.68      $3,248,128               1.62%  1.15% to 1.35%  -9.35% to -9.17%
          2017                                        216,653  10.82 to 17.26      $3,689,563               1.29%  1.15% to 1.35%   6.57% to 6.78%
          2016                                        189,455  16.09 to 16.17      $3,052,926               1.41%  1.00% to 1.50%  16.14% to 16.38%
          2015                                        178,061  13.85 to 13.89      $2,468,815               1.58%  1.00% to 1.50%  -7.41% to -7.22%

    Capital Appreciation Fund
          2019                                         36,201  25.24 to 25.52        $920,991               0.00%  1.15% to 1.35%  29.78% to 30.04%
          2018                                         45,391  19.45 to 19.62        $888,609               0.00%  1.15% to 1.35%   0.75% to 0.95%
          2017                                         51,199  19.31 to 19.44        $993,206               0.00%  1.15% to 1.35%  31.17% to 31.43%
          2016                                         50,474  14.72 to 14.79        $745,023               0.00%  1.00% to 1.50%  -1.47% to -1.28%
          2015                                         58,744  14.94 to 14.98        $878,857               0.00%  1.00% to 1.50%   5.18% to 5.39%

    Equity Dividend Fund
          2019                                        813,658  12.81 to 20.56     $16,238,995               1.83%  1.15% to 1.35%  25.75% to 26.00%
          2018                                        715,081  10.18 to 16.32     $11,414,294               1.86%  1.15% to 1.35%  -8.66% to -8.48%
          2017                                        566,070  11.13 to 17.83      $9,952,277               1.58%  1.15% to 1.35%  14.93% to 15.16%
          2016                                        412,279  15.41 to 15.48      $6,358,296               1.56%  1.00% to 1.50%  14.50% to 14.73%
          2015                                        391,149  13.46 to 13.50      $5,265,632               1.54%  1.00% to 1.50%  -2.15% to -1.95%

    Global Allocation Fund
          2019                                      1,083,821  11.31 to 13.72     $14,718,867               1.25%  1.15% to 1.35%  16.18% to 16.41%
          2018                                      1,214,224   9.72 to 11.79     $14,193,918               0.87%  1.15% to 1.35%  -8.83% to -8.64%
          2017                                      1,288,463  10.66 to 12.91     $16,525,815               1.32%  1.15% to 1.35%  12.19% to 12.41%
          2016                                      1,245,044  11.42 to 11.48     $14,239,018               1.29%  1.00% to 1.50%   2.41% to 2.62%
          2015                                      1,150,411  11.16 to 11.19     $12,840,808               1.26%  1.00% to 1.50%  -2.33% to -2.13%

    Advantage Large Cap Core Fund
          2019                                         30,466  22.11 to 22.35        $675,815               1.00%  1.15% to 1.35%  26.83% to 27.09%
          2018                                         43,101  17.43 to 17.59        $754,291               1.30%  1.15% to 1.35%  -6.78% to -6.60%
          2017                                         44,002  18.70 to 18.83        $825,109               0.96%  1.15% to 1.35%  20.34% to 20.58%
          2016                                         55,102  15.54 to 15.62        $857,631               0.85%  1.00% to 1.50%   8.78% to 9.00%
          2015                                         68,249  14.29 to 14.33        $975,923               1.03%  1.00% to 1.50%  -1.11% to -0.91%

    Large Cap Focus Growth Fund
          2019                                        395,901  11.45 to 27.11      $7,798,946               0.00%  1.15% to 1.35%  30.56% to 30.82%
          2018                                        211,066   8.76 to 20.72      $3,549,201               0.00%  1.15% to 1.35%   1.38% to 1.59%
          2017                                        123,956  11.39 to 20.40      $2,428,145               0.00%  1.15% to 1.35%  27.50% to 27.75%
          2016                                         94,271  15.89 to 15.97      $1,500,082               0.47%  1.00% to 1.50%   6.10% to 6.32%
          2015                                         91,489  14.98 to 15.02      $1,370,898               0.38%  1.00% to 1.50%   1.14% to 1.34%

    iShares Alternatives Strategies Fund
          2018                                              -         -                    $0               0.00%  1.15% to 1.35%         n/a
          2017                                        108,680  10.55 to 11.30      $1,223,435               3.03%  1.15% to 1.35%  10.94% to 11.16%
          2016                                         74,957  10.12 to 10.17        $759,535               2.89%  1.00% to 1.50%   4.80% to 5.01%
          2015                                         62,016   9.66 to 9.68         $599,410               3.81%  1.00% to 1.50%  -2.57% to -2.37%

    60/40 Target Allocation ETF Fund
          2019                                        277,728  12.11 to 12.49      $3,443,481               2.65%  1.15% to 1.35%  19.60% to 19.84%
          2018                                        108,656  10.12 to 10.42      $1,124,633               1.02%  1.15% to 1.35%  -6.46% to -6.27%
          2017                                         60,383  11.04 to 11.12        $667,193               2.15%  1.15% to 1.35%  13.19% to 13.41%
          2016                                         36,958   9.75 to 9.80         $360,655               2.56%  1.00% to 1.50%   4.74% to 4.95%
          2015                                         19,161   9.31 to 9.34         $178,458               3.31%  1.00% to 1.50%  -5.27% to -5.08%

    iShares Dynamic Fixed Income Fund
          2018                                              -         -                    $0               0.00%  1.15% to 1.35%         n/a
          2017                                         88,979  10.13 to 10.21        $904,440               2.30%  1.15% to 1.35%   2.21% to 2.42%
          2016                                         52,273   9.92 to 9.97         $519,734               2.28%  1.00% to 1.50%   1.94% to 2.14%
          2015                                         27,156   9.74 to 9.76         $264,776               2.93%  1.00% to 1.50%  -2.80% to -2.60%

    iShares Equity Appreciation Fund
          2018                                              -         -                    $0               0.00%  1.15% to 1.35%         n/a
          2017                                         36,391  11.23 to 11.48        $416,419               1.76%  1.15% to 1.35%  19.94% to 20.18%
          2016                                         30,920   9.51 to 9.56         $294,935               1.61%  1.00% to 1.50%   7.59% to 7.81%
          2015                                         26,532   8.84 to 8.86         $235,060               3.24%  1.00% to 1.50%  -7.95% to -7.77%

    Total Return Portfolio
          2019                                        101,929  10.83 to 10.83      $1,101,828               1.70%  1.15% to 1.35%   7.79% to 7.79%
          2018                                          4,618  10.05 to 10.05         $46,347               0.52%  1.15% to 1.35%   0.48% to 0.48%

    S&P 500 Portfolio
          2019                                        114,291  11.69 to 11.69      $1,335,784               2.69%  1.15% to 1.35%  29.34% to 29.34%
          2018                                         46,953   9.04 to 9.04         $424,266               1.82%  1.15% to 1.35%  -9.64% to -9.64%

   Columbia Variable Portfolio
    Contrarian Core 2 Portfolio
          2019                                        218,432  13.08 to 18.65      $3,895,613               0.00%  1.15% to 1.35%  31.03% to 31.29%
          2018                                        228,249   9.97 to 14.20      $3,121,580               0.00%  1.15% to 1.35% -10.37% to -10.19%
          2017                                        197,596  11.11 to 15.81      $3,086,917               0.00%  1.15% to 1.35%  19.86% to 20.10%
          2016                                        115,762  13.10 to 13.17      $1,518,631               0.00%  1.00% to 1.50%   6.96% to 7.17%
          2015                                         67,130  12.25 to 12.29        $823,228               0.00%  1.00% to 1.50%   1.36% to 1.56%

    Dividend Opportunity Portfolio
          2019                                        265,520  12.41 to 15.79      $4,140,119               0.00%  1.15% to 1.35%  22.10% to 22.34%
          2018                                        241,546  10.15 to 12.91      $3,096,000               0.00%  1.15% to 1.35%  -7.27% to -7.09%
          2017                                        250,379  10.94 to 13.89      $3,458,480               0.00%  1.15% to 1.35%  12.60% to 12.82%
          2016                                        241,432  12.26 to 12.31      $2,963,524               0.00%  1.00% to 1.50%  11.89% to 12.11%
          2015                                        197,599  10.95 to 10.98      $2,166,298               0.00%  1.00% to 1.50%  -4.19% to -4.00%

    Emerging Markets Bond Portfolio
          2019                                        608,749  10.54 to 11.92      $7,190,869               4.95%  1.15% to 1.35%  10.58% to 10.80%
          2018                                        706,375   9.52 to 10.76      $7,541,962               4.27%  1.15% to 1.35%  -8.63% to -8.45%
          2017                                        795,122  10.41 to 11.75      $9,287,340               4.56%  1.15% to 1.35%  10.20% to 10.42%
          2016                                        675,007  10.59 to 10.64      $7,158,148               2.42%  1.00% to 1.50%   9.59% to 9.81%
          2015                                        598,801   9.66 to 9.69       $5,791,126               1.39%  1.00% to 1.50%  -2.64% to -2.44%

    High Yield Portfolio
          2019                                        359,052  11.14 to 12.91      $4,594,476               5.47%  1.15% to 1.35%  14.96% to 15.19%
          2018                                        350,795  11.11 to 11.21      $3,905,408               5.58%  1.15% to 1.35%  -5.29% to -5.10%
          2017                                        395,439  11.73 to 11.81      $4,645,428               5.49%  1.15% to 1.35%   4.75% to 4.96%
          2016                                        383,433  11.20 to 11.25      $4,298,366               6.52%  1.00% to 1.50%  10.16% to 10.38%
          2015                                        238,620  10.16 to 10.19      $2,427,202               4.90%  1.00% to 1.50%  -2.73% to -2.53%

    Select Large-Cap Value Portfolio
          2019                                        113,046  12.04 to 12.10      $1,362,084               0.00%  1.15% to 1.35%  24.73% to 24.98%
          2018                                         94,934   9.65 to 9.68         $916,799               0.00%  1.15% to 1.35% -13.63% to -13.46%
          2017                                         23,737  11.18 to 11.18        $265,359               0.00%  1.15% to 1.35%  11.76% to 11.85%

    Seligman Global Tech Portfolio
          2019                                        167,470  14.94 to 15.01      $2,505,080               0.00%  1.15% to 1.35%  52.89% to 53.20%
          2018                                        103,362   9.77 to 9.80       $1,010,282               0.00%  1.15% to 1.35%  -9.68% to -9.50%
          2017                                         55,511  10.82 to 10.82        $600,465               0.00%  1.15% to 1.35%   8.16% to 8.25%

    US Government Mortgage Portfolio
          2019                                         65,783  10.49 to 10.54        $690,202               0.39%  1.15% to 1.35%   5.07% to 5.28%
          2018                                         13,347   9.98 to 10.01        $133,229               3.71%  1.15% to 1.35%   0.23% to 0.43%
          2017                                          2,871   9.96 to 9.97          $28,594               0.05%  1.15% to 1.35%  -0.41% to -0.33%

   DWS Variable Insurance Portfolios
    Equity 500 Index Portfolio
          2019                                      1,334,197  11.65 to 22.87     $29,072,836               1.45%  1.15% to 1.35%  28.91% to 29.17%
          2018                                        997,493   9.03 to 17.70     $17,052,810               1.55%  1.15% to 1.35%  -6.22% to -6.03%
          2017                                      1,123,273  11.21 to 18.84     $20,848,853               1.35%  1.15% to 1.35%  19.45% to 19.69%
          2016                                        863,561  15.66 to 15.74     $13,556,369               1.49%  1.00% to 1.50%   9.83% to 10.04%
          2015                                        546,480  14.26 to 14.30      $7,806,514               1.50%  1.00% to 1.50%  -0.44% to -0.24%

    Small Cap Index Portfolio
          2019                                        275,712  11.74 to 19.46      $5,275,493               0.72%  1.15% to 1.35%  23.20% to 23.44%
          2018                                        206,848   9.52 to 15.76      $3,215,472               0.70%  1.15% to 1.35% -12.62% to -12.44%
          2017                                        212,406  10.88 to 18.00      $3,794,397               0.62%  1.15% to 1.35%  12.51% to 12.73%
          2016                                        172,972  15.89 to 15.97      $2,751,551               0.48%  1.00% to 1.50%  19.09% to 19.33%
          2015                                         74,138  13.35 to 13.38        $990,026               0.82%  1.00% to 1.50%  -6.13% to -5.94%

    Alternative Asset Allocation Portfolio
          2019                                        136,251  10.58 to 10.70      $1,446,683               3.82%  1.15% to 1.35%  12.82% to 13.04%
          2018                                        180,996   9.38 to 9.47       $1,702,929               1.93%  1.15% to 1.35% -10.57% to -10.39%
          2017                                        206,819  10.49 to 10.56      $2,173,864               2.09%  1.15% to 1.35%   5.58% to 5.79%
          2016                                        216,735   9.94 to 9.98       $2,156,135               2.24%  1.00% to 1.50%   3.58% to 3.79%
          2015                                        187,127   9.59 to 9.62       $1,796,181               2.38%  1.00% to 1.50%  -7.79% to -7.61%

    Global Small Cap Growth Portfolio
          2019                                         29,362  13.97 to 14.12        $411,529               0.00%  1.15% to 1.35%  19.45% to 19.69%
          2018                                         27,251  11.69 to 11.80        $319,339               0.00%  1.15% to 1.35% -21.81% to -21.65%
          2017                                         35,520  14.95 to 15.06        $531,759               0.00%  1.15% to 1.35%  18.00% to 18.24%
          2016                                         35,153  12.67 to 12.73        $445,792               0.12%  1.00% to 1.50%   -0.02% to 0.18%
          2015                                         36,486  12.68 to 12.71        $462,641               0.77%  1.00% to 1.50%  -0.49% to -0.29%

    Small Mid Cap Value Portfolio
          2019                                        328,837  10.50 to 16.59      $5,248,149               0.38%  1.15% to 1.35%  19.37% to 19.61%
          2018                                        357,713   8.78 to 13.87      $4,793,463               1.06%  1.15% to 1.35% -17.45% to -17.29%
          2017                                        314,554  10.63 to 16.77      $5,149,941               0.28%  1.15% to 1.35%   8.66% to 8.88%
          2016                                        146,442  15.33 to 15.40      $2,247,799               0.13%  1.00% to 1.50%  14.91% to 15.14%
          2015                                         48,283  13.34 to 13.38        $644,555               0.00%  1.00% to 1.50%  -3.52% to -3.33%

    CROCI US Portfolio
          2019                                         15,670  16.92 to 17.10        $265,919               1.74%  1.15% to 1.35%  30.71% to 30.97%
          2018                                         19,556  12.94 to 13.06        $253,619               2.31%  1.15% to 1.35% -11.91% to -11.74%
          2017                                         21,525  11.20 to 14.79        $316,728               1.12%  1.15% to 1.35%  20.81% to 21.06%
          2016                                         23,732  12.16 to 12.22        $288,948               0.65%  1.00% to 1.50%  -5.90% to -5.71%
          2015                                         23,556  12.92 to 12.96        $304,610               1.29%  1.00% to 1.50%  -8.41% to -8.23%

   Eaton Vance Variable Trust
    Floating Rate Income Portfolio
          2019                                      2,087,379  10.56 to 11.90     $24,554,913               4.27%  1.15% to 1.35%   5.64% to 5.86%
          2018                                      2,114,685   9.98 to 11.24     $23,552,140               3.82%  1.15% to 1.35%  -1.42% to -1.22%
          2017                                      1,856,159  10.12 to 11.38     $20,976,134               3.38%  1.15% to 1.35%   2.04% to 2.25%
          2016                                      1,700,502  11.07 to 11.13     $18,840,585               3.28%  1.00% to 1.50%   7.48% to 7.70%
          2015                                      1,426,824  10.30 to 10.33     $14,703,965               3.40%  1.00% to 1.50%  -2.32% to -2.12%

    Large-Cap Value Portfolio
          2017                                              -         -                    $0               0.00%  1.15% to 1.35%         n/a
          2016                                         47,061  15.90 to 15.98        $750,069               0.00%  1.00% to 1.50%   7.61% to 7.82%
          2015                                         44,206  14.78 to 14.82        $654,032               0.40%  1.00% to 1.50%  -2.55% to -2.36%

    Bond Initial Portfolio
          2016                                              -         -                    $0               4.69%  1.00% to 1.50%         n/a
          2015                                          2,553   8.83 to 8.84          $22,548               0.56%  1.00% to 1.50%   2.10% to 2.31%

   Delaware Variable Insurance Portfolios
    Total Return Portfolio
          2019                                         31,194  13.20 to 13.34        $411,863               0.00%  1.15% to 1.35%  17.29% to 17.52%
          2018                                         27,433  11.25 to 11.35        $308,840               0.00%  1.15% to 1.35%  -8.90% to -8.72%
          2017                                         35,458  12.35 to 12.44        $438,039               0.00%  1.15% to 1.35%  10.26% to 10.48%
          2016                                         34,523  11.20 to 11.26        $386,775               0.00%  1.00% to 1.50%   5.19% to 5.40%
          2015                                         24,513  10.65 to 10.68        $261,063               0.00%  1.00% to 1.50%  -2.93% to -2.74%

    International Portfolio
          2019                                        101,661  13.81 to 13.97      $1,408,252               0.80%  1.15% to 1.35%  23.23% to 23.48%
          2018                                        102,830  11.21 to 11.31      $1,155,473               0.76%  1.15% to 1.35% -13.34% to -13.17%
          2017                                         86,661  12.94 to 13.02      $1,122,163               0.51%  1.15% to 1.35%  31.19% to 31.45%
          2016                                         23,070   9.86 to 9.91         $228,048               0.92%  1.00% to 1.50%  -5.49% to -5.30%
          2015                                         13,312  10.43 to 10.46        $139,055               0.88%  1.00% to 1.50%   2.10% to 2.31%

    Opportunity Portfolio
          2019                                        892,056  11.89 to 13.54     $11,982,424               1.33%  1.15% to 1.35%  28.37% to 28.62%
          2018                                      1,000,414   9.25 to 10.52     $10,459,941               0.57%  1.15% to 1.35% -16.52% to -16.36%
          2017                                      1,113,124  11.07 to 12.58     $13,938,681               0.61%  1.15% to 1.35%  17.41% to 17.64%
          2016                                      1,026,650  10.64 to 10.69     $10,950,110               0.38%  1.00% to 1.50%   6.80% to 7.02%
          2015                                        748,886   9.96 to 9.99       $7,471,944               0.10%  1.00% to 1.50%  -2.14% to -1.95%

    Covered Call Strategy Portfolio
          2019                                         11,932  11.14 to 11.19        $133,172               1.04%  1.15% to 1.35%  19.74% to 19.98%
          2018                                         11,254   9.30 to 9.33         $104,813               0.92%  1.15% to 1.35% -11.20% to -11.02%
          2017                                          2,960  10.48 to 10.48         $31,030               0.00%  1.15% to 1.35%   4.82% to 4.82%

   Franklin Templeton Variable Insurance Products Trust
    Mutual Shares Fund
          2019                                        417,788  11.15 to 17.70      $7,147,158               1.85%  1.15% to 1.35%  20.93% to 21.17%
          2018                                        432,164   9.21 to 14.61      $6,165,205               2.55%  1.15% to 1.35% -10.29% to -10.11%
          2017                                        456,919  10.26 to 16.25      $7,290,214               2.41%  1.15% to 1.35%   6.90% to 7.11%
          2016                                        407,247  15.10 to 15.18      $6,156,063               2.06%  1.00% to 1.50%  14.50% to 14.73%
          2015                                        404,864  13.19 to 13.23      $5,342,250               3.26%  1.00% to 1.50%  -6.21% to -6.02%

    Income Fund
          2019                                      1,636,888  11.40 to 14.35     $23,159,363               5.26%  1.15% to 1.35%  14.50% to 14.73%
          2018                                      1,573,866   9.94 to 12.51     $19,446,807               5.00%  1.15% to 1.35%  -5.59% to -5.40%
          2017                                      1,609,697  10.52 to 13.22     $21,122,939               4.29%  1.15% to 1.35%   8.21% to 8.42%
          2016                                      1,283,929  12.14 to 12.20     $15,598,217               4.75%  1.00% to 1.50%  12.49% to 12.72%
          2015                                      1,233,872  10.79 to 10.82     $13,318,885               4.81%  1.00% to 1.50%  -8.30% to -8.12%

    Global Bond Fund
          2019                                      2,977,038   9.86 to 10.59     $31,244,957               6.93%  1.15% to 1.35%   0.64% to 0.85%
          2018                                      2,817,880   9.78 to 10.50     $29,381,151               0.00%  1.15% to 1.35%   0.56% to 0.77%
          2017                                      2,678,138   9.72 to 10.42     $27,761,595               0.00%  1.15% to 1.35%   0.56% to 0.76%
          2016                                      2,456,441  10.30 to 10.35     $25,322,604               0.00%  1.00% to 1.50%   1.56% to 1.76%
          2015                                      2,154,162  10.14 to 10.17     $21,853,275               7.94%  1.00% to 1.50%  -5.59% to -5.40%

    Foreign Fund
          2019                                      3,218,800  10.02 to 11.78     $37,432,029               1.69%  1.15% to 1.35%  11.02% to 11.24%
          2018                                      3,118,506   9.01 to 10.59     $32,674,138               2.79%  1.15% to 1.35% -16.58% to -16.41%
          2017                                      2,912,676  10.80 to 12.67     $36,631,813               2.53%  1.15% to 1.35%  15.13% to 15.36%
          2016                                      2,526,994  10.93 to 10.98     $27,653,297               1.86%  1.00% to 1.50%   5.74% to 5.95%
          2015                                      2,228,631  10.34 to 10.36     $23,048,927               3.56%  1.00% to 1.50%  -7.75% to -7.56%

    Developing Markets Fund
          2019                                        322,119  11.54 to 12.44      $3,721,215               0.98%  1.15% to 1.35%  25.00% to 25.25%
          2018                                        379,649   9.23 to 9.94       $3,508,427               0.90%  1.15% to 1.35% -16.93% to -16.76%
          2017                                        388,010  11.11 to 11.95      $4,314,059               0.96%  1.15% to 1.35%  38.53% to 38.81%
          2016                                        432,533   8.02 to 8.06       $3,469,945               0.82%  1.00% to 1.50%  15.87% to 16.10%
          2015                                        501,762   6.92 to 6.94       $3,473,231               2.12%  1.00% to 1.50% -20.68% to -20.52%

    Mutual Global Discovery Fund
          2019                                        440,990  11.06 to 16.22      $7,050,017               1.67%  1.15% to 1.35%  22.70% to 22.95%
          2018                                        480,829   9.00 to 13.19      $6,229,211               2.51%  1.15% to 1.35% -12.42% to -12.24%
          2017                                        466,679  10.27 to 15.03      $6,911,351               1.98%  1.15% to 1.35%   7.15% to 7.36%
          2016                                        393,100  13.93 to 14.00      $5,481,837               1.64%  1.00% to 1.50%  10.67% to 10.89%
          2015                                        386,529  12.59 to 12.63      $4,868,616               3.10%  1.00% to 1.50%  -4.94% to -4.75%

    Rising Dividends Fund
          2019                                        965,036  13.38 to 22.69     $21,134,814               1.24%  1.15% to 1.35%  27.50% to 27.75%
          2018                                        957,635  10.49 to 17.76     $16,561,268               1.25%  1.15% to 1.35%  -6.35% to -6.17%
          2017                                        889,587  11.19 to 18.92     $16,482,913               1.51%  1.15% to 1.35%  18.95% to 19.18%
          2016                                        802,219  15.80 to 15.88     $12,689,207               1.37%  1.00% to 1.50%  14.49% to 14.72%
          2015                                        737,215  13.80 to 13.84     $10,180,012               1.48%  1.00% to 1.50%  -4.94% to -4.75%

   Ivy Variable Insurance Portfolios
    Asset Strategy Portfolio
          2019                                        338,159  12.35 to 13.75      $4,602,673               2.12%  1.15% to 1.35%  20.15% to 20.39%
          2018                                        372,092  10.27 to 11.42      $4,214,265               1.81%  1.15% to 1.35%  -6.71% to -6.53%
          2017                                        440,494  11.00 to 12.22      $5,348,248               1.54%  1.15% to 1.35%  16.69% to 16.92%
          2016                                        503,731  10.40 to 10.45      $5,242,709               0.59%  1.00% to 1.50%  -3.87% to -3.68%
          2015                                        621,597  10.82 to 10.85      $6,727,485               0.38%  1.00% to 1.50%  -9.58% to -9.39%

    Balanced Portfolio
          2019                                        493,778  12.11 to 16.29      $7,972,759               1.76%  1.15% to 1.35%  20.46% to 20.70%
          2018                                        514,254  10.04 to 13.49      $6,889,458               1.73%  1.15% to 1.35%  -4.54% to -4.35%
          2017                                        581,661  14.01 to 14.11      $8,161,913               1.53%  1.15% to 1.35%   9.88% to 10.10%
          2016                                        634,134  12.75 to 12.81      $8,093,987               1.65%  1.00% to 1.50%   0.66% to 0.86%
          2015                                        491,534  12.67 to 12.70      $6,229,719               0.94%  1.00% to 1.50%  -1.66% to -1.47%

    Global Equity Income Portfolio
          2019                                         68,928  17.52 to 17.71      $1,212,070               2.84%  1.15% to 1.35%  21.50% to 21.74%
          2018                                         74,837  14.42 to 14.55      $1,082,235               1.68%  1.15% to 1.35% -12.87% to -12.69%
          2017                                         79,487  16.55 to 16.66      $1,318,325               1.40%  1.15% to 1.35%  14.02% to 14.24%
          2016                                         82,249  14.52 to 14.59      $1,195,551               1.18%  1.00% to 1.50%   5.52% to 5.73%
          2015                                         78,561  13.76 to 13.80      $1,081,568               1.12%  1.00% to 1.50%  -3.37% to -3.18%

    Energy Portfolio
          2019                                        249,990   5.78 to 6.73       $1,459,571               0.00%  1.15% to 1.35%   2.09% to 2.29%
          2018                                        190,088   5.66 to 6.58       $1,082,284               0.00%  1.15% to 1.35% -35.03% to -34.90%
          2017                                        161,100   8.71 to 10.12      $1,410,594               0.62%  1.15% to 1.35% -13.81% to -13.64%
          2016                                        175,858  10.11 to 10.16      $1,779,688               0.12%  1.00% to 1.50%  32.75% to 33.01%
          2015                                        112,030   7.62 to 7.64         $853,638               0.07%  1.00% to 1.50% -23.19% to -23.03%

    Global Bond Portfolio
          2019                                         98,473  10.80 to 11.20      $1,093,855               3.47%  1.15% to 1.35%   7.95% to 8.17%
          2018                                         95,333   9.99 to 10.35        $981,104               2.91%  1.15% to 1.35%  -1.52% to -1.32%
          2017                                         77,606  10.42 to 10.49        $811,142               2.59%  1.15% to 1.35%   2.87% to 3.08%
          2016                                         71,482  10.13 to 10.18        $725,672               3.36%  1.00% to 1.50%   5.60% to 5.81%
          2015                                         63,837   9.59 to 9.62         $613,047               3.34%  1.00% to 1.50%  -3.96% to -3.77%

    Natural Resources Portfolio
          2019                                        135,807   6.29 to 8.91         $858,039               0.86%  1.15% to 1.35%   7.99% to 8.20%
          2018                                        105,251   5.82 to 8.24         $615,557               0.35%  1.15% to 1.35% -24.27% to -24.11%
          2017                                        117,999   7.69 to 10.87        $909,763               0.11%  1.15% to 1.35%   1.59% to 1.79%
          2016                                         69,065   7.57 to 7.60         $522,924               0.64%  1.00% to 1.50%  22.15% to 22.39%
          2015                                         52,044   6.20 to 6.21         $322,490               0.09%  1.00% to 1.50% -23.44% to -23.28%

    Growth Portfolio
          2019                                        127,516  15.60 to 28.07      $3,490,002               0.00%  1.15% to 1.35%  34.75% to 35.02%
          2018                                        124,310  11.57 to 20.79      $2,540,547               0.04%  1.15% to 1.35%   0.90% to 1.11%
          2017                                        129,658  20.42 to 20.56      $2,652,657               0.26%  1.15% to 1.35%  27.61% to 27.86%
          2016                                        133,831  16.00 to 16.08      $2,144,618               0.02%  1.00% to 1.50%   -0.13% to 0.07%
          2015                                        146,041  16.02 to 16.07      $2,341,385               0.08%  1.00% to 1.50%   5.73% to 5.94%

    High Income Portfolio
          2019                                      1,124,512  10.86 to 12.43     $13,827,906               7.36%  1.15% to 1.35%   9.70% to 9.92%
          2018                                      1,130,464   9.89 to 11.31     $12,671,462               6.74%  1.15% to 1.35%  -3.43% to -3.24%
          2017                                      1,236,981  10.23 to 11.69     $14,372,995               5.31%  1.15% to 1.35%   5.25% to 5.46%
          2016                                      1,217,081  11.03 to 11.08     $13,439,253               7.44%  1.00% to 1.50%  14.63% to 14.86%
          2015                                      1,170,391   9.62 to 9.65      $11,269,359               6.76%  1.00% to 1.50%  -7.76% to -7.57%

    International Core Equity Portfolio
          2019                                        556,162  10.49 to 14.09      $7,688,531               1.54%  1.15% to 1.35%  17.10% to 17.34%
          2018                                        531,206   8.95 to 12.01      $6,287,420               1.66%  1.15% to 1.35% -18.92% to -18.76%
          2017                                        445,061  11.03 to 14.78      $6,533,485               1.35%  1.15% to 1.35%  21.51% to 21.75%
          2016                                        385,765  12.08 to 12.14      $4,670,742               1.27%  1.00% to 1.50%  -0.27% to -0.07%
          2015                                        357,385  12.12 to 12.15      $4,334,675               1.24%  1.00% to 1.50%  -2.27% to -2.07%

    Global Growth Portfolio
          2019                                         50,326  12.89 to 17.19        $853,071               0.61%  1.15% to 1.35%  24.24% to 24.49%
          2018                                         45,540  10.36 to 13.80        $619,413               0.50%  1.15% to 1.35%  -7.53% to -7.35%
          2017                                         52,970  11.20 to 14.90        $778,903               0.05%  1.15% to 1.35%  22.86% to 23.10%
          2016                                         55,479  12.04 to 12.10        $669,188               0.23%  1.00% to 1.50%  -4.34% to -4.15%
          2015                                         53,313  12.59 to 12.63        $671,921               0.46%  1.00% to 1.50%   2.01% to 2.21%

    Mid Cap Growth Portfolio
          2019                                        336,365  15.48 to 22.63      $7,345,062               0.00%  1.15% to 1.35%  36.09% to 36.36%
          2018                                        317,576  11.37 to 16.59      $5,076,728               0.00%  1.15% to 1.35%  -1.41% to -1.21%
          2017                                        184,153  11.52 to 16.80      $3,077,186               0.00%  1.15% to 1.35%  25.20% to 25.45%
          2016                                        188,033  13.32 to 13.39      $2,511,391               0.00%  1.00% to 1.50%   4.69% to 4.90%
          2015                                        177,600  12.73 to 12.76      $2,262,503               0.00%  1.00% to 1.50%  -7.04% to -6.86%

    Science and Technology Portfolio
          2019                                        397,840  15.88 to 29.54     $11,002,776               0.00%  1.15% to 1.35%  47.48% to 47.78%
          2018                                        352,721  10.75 to 19.99      $6,792,018               0.00%  1.15% to 1.35%  -6.51% to -6.32%
          2017                                        281,262  11.49 to 21.34      $5,900,528               0.00%  1.15% to 1.35%  30.35% to 30.61%
          2016                                        276,852  16.26 to 16.34      $4,507,672               0.00%  1.00% to 1.50%   0.18% to 0.38%
          2015                                        284,435  16.23 to 16.28      $4,619,740               0.00%  1.00% to 1.50%  -4.18% to -3.99%

    Small Cap Growth Portfolio
          2019                                        350,299  13.00 to 18.43      $6,262,869               0.00%  1.15% to 1.35%  21.71% to 21.96%
          2018                                        288,571  10.67 to 15.11      $4,274,134               0.35%  1.15% to 1.35%  -5.41% to -5.22%
          2017                                        194,088  11.27 to 15.94      $3,074,994               0.00%  1.15% to 1.35%  21.47% to 21.71%
          2016                                        179,990  13.04 to 13.10      $2,349,692               0.00%  1.00% to 1.50%   1.53% to 1.74%
          2015                                        266,024  12.84 to 12.88      $3,417,705               0.00%  1.00% to 1.50%   0.52% to 0.72%

    Small Cap Core Portfolio
          2019                                        597,781  11.80 to 21.31     $12,108,958               0.00%  1.15% to 1.35%  22.66% to 22.91%
          2018                                        586,335   9.61 to 17.34      $9,753,034               0.13%  1.15% to 1.35% -11.69% to -11.52%
          2017                                        541,759  10.88 to 19.60     $10,437,705               0.00%  1.15% to 1.35%  12.21% to 12.43%
          2016                                        483,311  17.35 to 17.43      $8,394,405               0.35%  1.00% to 1.50%  27.15% to 27.40%
          2015                                        439,596  13.64 to 13.68      $6,000,932               0.09%  1.00% to 1.50%  -6.85% to -6.66%

   Lazard Retirement Series, Inc.
    International Equity Portfolio
          2019                                         78,293  11.35 to 13.88      $1,066,624               0.36%  1.15% to 1.35%  19.38% to 19.62%
          2018                                         70,375  11.50 to 11.60        $809,568               1.71%  1.15% to 1.35% -15.07% to -14.90%
          2017                                         65,805  11.17 to 13.63        $885,891               2.99%  1.15% to 1.35%  20.70% to 20.94%
          2016                                         44,380  11.22 to 11.27        $498,073               1.41%  1.00% to 1.50%  -5.57% to -5.38%
          2015                                         37,812  11.88 to 11.91        $449,276               1.85%  1.00% to 1.50%   0.38% to 0.58%

    Global Dynamic Multi Asset Portfolio
          2019                                         95,029  11.93 to 15.42      $1,423,630               0.05%  1.15% to 1.35%  16.21% to 16.44%
          2018                                        113,874  10.26 to 13.25      $1,480,104               1.29%  1.15% to 1.35%  -7.83% to -7.64%
          2017                                        131,444  11.12 to 14.34      $1,875,157               0.00%  1.15% to 1.35%  18.92% to 19.15%
          2016                                        150,612  11.98 to 12.04      $1,806,575               0.27%  1.00% to 1.50%   1.92% to 2.12%
          2015                                        133,198  11.75 to 11.79      $1,566,486               0.00%  1.00% to 1.50%  -1.78% to -1.58%

   Legg Mason Partners Variable Equity Trust
    Western Asset Variable Global High Yield Bond Portfolio
          2019                                         90,685  10.95 to 13.55      $1,216,548               5.73%  1.15% to 1.35%  12.48% to 12.71%
          2018                                         62,143   9.72 to 12.02        $740,055               4.80%  1.15% to 1.35%  -5.46% to -5.27%
          2017                                         59,840  12.60 to 12.69        $755,250               6.81%  1.15% to 1.35%   6.98% to 7.19%
          2016                                         26,707  11.78 to 11.84        $314,704               5.41%  1.00% to 1.50%  13.81% to 14.04%
          2015                                         30,042  10.35 to 10.38        $310,926               6.05%  1.00% to 1.50%  -7.34% to -7.15%

    ClearBridge Variable Mid Cap Portfolio
          2019                                        465,165  12.06 to 20.24      $8,962,113               0.38%  1.15% to 1.35%  30.87% to 31.13%
          2018                                        466,070   9.21 to 15.43      $6,854,418               0.23%  1.15% to 1.35% -13.98% to -13.80%
          2017                                        313,410  10.69 to 17.91      $5,378,396               0.23%  1.15% to 1.35%  11.04% to 11.27%
          2016                                        181,020  16.01 to 16.09      $2,901,900               0.31%  1.00% to 1.50%   7.65% to 7.86%
          2015                                         99,349  14.88 to 14.92      $1,478,949               0.06%  1.00% to 1.50%   0.62% to 0.82%

    ClearBridge Variable Dividend Strategy Portfolio
          2019                                      1,081,566  13.57 to 21.27     $22,541,018               1.28%  1.15% to 1.35%  29.65% to 29.91%
          2018                                        658,506  10.46 to 16.38     $10,619,124               1.49%  1.15% to 1.35%  -6.28% to -6.09%
          2017                                        662,445  11.15 to 17.44     $11,393,886               1.71%  1.15% to 1.35%  17.42% to 17.65%
          2016                                        354,854  14.75 to 14.82      $5,241,368               1.78%  1.00% to 1.50%  13.24% to 13.47%
          2015                                        143,810  13.03 to 13.06      $1,874,380               2.56%  1.00% to 1.50%  -5.72% to -5.53%

    ClearBridge Variable Small Cap Growth Portfolio
          2019                                        193,412  14.51 to 22.70      $4,103,400               0.00%  1.15% to 1.35%  24.86% to 25.11%
          2018                                        185,364  11.61 to 18.15      $3,162,135               0.00%  1.15% to 1.35%   1.82% to 2.02%
          2017                                        134,260  11.39 to 17.79      $2,265,491               0.00%  1.15% to 1.35%  22.25% to 22.50%
          2016                                         84,481  14.45 to 14.52      $1,221,861               0.00%  1.00% to 1.50%   4.12% to 4.33%
          2015                                         71,634  13.88 to 13.92        $994,587               0.00%  1.00% to 1.50%  -5.87% to -5.68%

    ClearBridge Variable Aggressive Growth Portfolio
          2019                                         93,426  11.67 to 11.80      $1,094,690               0.77%  1.15% to 1.35%  23.07% to 23.32%
          2018                                         93,311   9.47 to 9.57         $887,811               0.53%  1.15% to 1.35%  -9.80% to -9.62%
          2017                                         51,539  10.49 to 10.59        $543,603               0.25%  1.15% to 1.35%  14.44% to 14.66%
          2016                                         60,450   9.21 to 9.24         $557,403               0.68%  1.00% to 1.50%  -0.42% to -0.22%
          2015                                          9,395   9.25 to 9.26          $86,893               0.13%  1.00% to 1.50%  -7.51% to -7.44%

    Western Asset Variable Core Bond Plus Portfolio
          2019                                      6,142,269  10.90 to 11.27     $68,641,263               4.58%  1.15% to 1.35%  10.32% to 10.54%
          2018                                      5,466,343   9.87 to 10.19     $55,352,016               4.03%  1.15% to 1.35%  -3.95% to -3.76%
          2017                                      3,804,443  10.27 to 10.59     $40,107,702               4.66%  1.15% to 1.35%   4.28% to 4.49%
          2016                                      1,881,488  10.11 to 10.14     $19,033,799               3.03%  1.00% to 1.50%   2.78% to 2.98%
          2015                                        622,685   9.83 to 9.84       $6,125,766               2.12%  1.00% to 1.50%  -1.66% to -1.57%

    ClearBridge Variable Large Cap Growth Portfolio
          2019                                      1,029,471  13.99 to 14.05     $14,416,052               0.16%  1.15% to 1.35%  30.07% to 30.33%
          2018                                        797,763  10.75 to 10.78      $8,584,085               0.20%  1.15% to 1.35%  -1.57% to -1.37%
          2017                                        331,712  10.92 to 10.93      $3,624,472               0.25%  1.15% to 1.35%   9.24% to 9.33%

   QS Legg Mason Partners Variable Income Trust
    Dynamic Multi Strategy VIT Portfolio
          2019                                         32,498  13.21 to 13.36        $430,218               2.04%  1.15% to 1.35%  13.96% to 14.19%
          2018                                         36,407  11.59 to 11.70        $422,692               1.61%  1.15% to 1.35%  -8.50% to -8.32%
          2017                                         36,766  12.67 to 12.76        $466,372               1.19%  1.15% to 1.35%  12.29% to 12.52%
          2016                                         42,379  11.28 to 11.34        $478,564               0.89%  1.00% to 1.50%  -1.81% to -1.61%
          2015                                         45,107  11.49 to 11.52        $518,540               1.04%  1.00% to 1.50%  -6.71% to -6.52%

   Pioneer Variable Contracts Trust
    Fund Portfolio
          2019                                         29,909  22.93 to 23.18        $688,984               0.75%  1.15% to 1.35%  29.27% to 29.53%
          2018                                         32,752  17.74 to 17.90        $582,979               0.81%  1.15% to 1.35%  -3.06% to -2.87%
          2017                                         39,852  18.30 to 18.43        $730,502               1.24%  1.15% to 1.35%  19.73% to 19.97%
          2016                                         29,422  15.28 to 15.36        $449,977               1.58%  1.00% to 1.50%   8.15% to 8.36%
          2015                                         26,135  14.13 to 14.17        $369,521               0.76%  1.00% to 1.50%  -1.71% to -1.51%

    Bond Portfolio
          2019                                      3,923,827  10.67 to 11.96     $46,394,735               3.03%  1.15% to 1.35%   7.43% to 7.64%
          2018                                      3,700,802   9.92 to 11.11     $40,731,920               3.08%  1.15% to 1.35%  -2.33% to -2.13%
          2017                                      3,303,690  10.15 to 11.35     $37,259,655               2.57%  1.15% to 1.35%   2.26% to 2.46%
          2016                                      2,639,090  11.03 to 11.08     $29,147,631               2.51%  1.00% to 1.50%   2.53% to 2.73%
          2015                                      2,337,602  10.75 to 10.78     $25,163,445               3.00%  1.00% to 1.50%  -1.27% to -1.07%

    Strategic Income Portfolio
          2019                                      1,105,598  10.66 to 12.11     $13,237,496               3.06%  1.15% to 1.35%   8.05% to 8.26%
          2018                                      1,079,709   9.86 to 11.19     $11,954,464               3.03%  1.15% to 1.35%  -3.26% to -3.06%
          2017                                      1,054,538  10.18 to 11.54     $12,081,157               3.32%  1.15% to 1.35%   3.34% to 3.55%
          2016                                        838,274  11.09 to 11.14      $9,306,527               3.24%  1.00% to 1.50%   5.88% to 6.10%
          2015                                        781,495  10.47 to 10.50      $8,190,076               3.09%  1.00% to 1.50%  -2.84% to -2.65%

    Equity Income Portfolio
          2019                                        683,277  12.34 to 21.61     $13,842,968               2.46%  1.15% to 1.35%  23.55% to 23.80%
          2018                                        614,602   9.98 to 17.45     $10,079,474               2.41%  1.15% to 1.35%  -10.00% to -9.82%
          2017                                        455,042  11.08 to 19.35      $8,561,884               1.50%  1.15% to 1.35%  13.64% to 13.86%
          2016                                        259,241  16.91 to 17.00      $4,390,812               1.91%  1.00% to 1.50%  17.92% to 18.16%
          2015                                        171,611  14.34 to 14.38      $2,463,478               1.94%  1.00% to 1.50%  -1.12% to -0.92%

    High Yield Portfolio
          2019                                         89,051  13.79 to 13.94      $1,231,954               4.69%  1.15% to 1.35%  12.75% to 12.98%
          2018                                         97,997  12.23 to 12.34      $1,201,429               4.50%  1.15% to 1.35%  -5.24% to -5.05%
          2017                                        112,617  10.22 to 13.00      $1,455,901               4.21%  1.15% to 1.35%   5.57% to 5.79%
          2016                                        120,292  12.23 to 12.28      $1,472,228               5.91%  1.00% to 1.50%  12.24% to 12.47%
          2015                                        110,931  10.89 to 10.92      $1,209,090               8.37%  1.00% to 1.50%  -5.52% to -5.34%

   Prudential Series Funds
    Jennison 20/20 Focus Portfolio
          2019                                         19,300  20.47 to 20.47        $395,034               0.00%  1.15% to 1.35%  26.68% to 26.68%
          2018                                         17,915  16.16 to 16.16        $289,459               0.00%  1.15% to 1.35%  -6.99% to -6.99%
          2017                                         22,159  17.37 to 17.37        $384,968               0.00%  1.15% to 1.35%  28.01% to 28.01%
          2016                                         31,278  13.57 to 13.57        $424,475               0.00%  1.00% to 1.50%  -0.13% to -0.13%
          2015                                         24,259  13.59 to 13.63        $329,648               0.00%  1.00% to 1.50%   4.44% to 4.65%

    Natural Resources Portfolio
          2019                                        165,596   5.33 to 9.47         $890,071               0.00%  1.15% to 1.35%   8.78% to 8.99%
          2018                                        102,833   4.90 to 8.70         $512,795               0.00%  1.15% to 1.35% -19.52% to -19.36%
          2017                                        131,552   6.09 to 10.79        $811,491               0.00%  1.15% to 1.35%  -1.86% to -1.67%
          2016                                        124,593   6.21 to 6.24         $774,486               0.00%  1.00% to 1.50%  23.15% to 23.39%
          2015                                         79,298   5.04 to 5.05         $399,943               0.00%  1.00% to 1.50% -29.45% to -29.30%

    SP Prudential US Emerging Growth Portfolio
          2019                                         18,290  20.15 to 20.37        $370,390               0.00%  1.15% to 1.35%  35.32% to 35.59%
          2018                                         28,107  14.89 to 15.02        $419,675               0.00%  1.15% to 1.35%  -9.41% to -9.23%
          2017                                         25,997  16.44 to 16.55        $428,302               0.00%  1.15% to 1.35%  20.31% to 20.55%
          2016                                         28,099  13.66 to 13.73        $384,418               0.00%  1.00% to 1.50%   2.42% to 2.62%
          2015                                         33,419  13.34 to 13.38        $446,008               0.00%  1.00% to 1.50%  -4.04% to -3.85%

   Royce Capital Fund
    Micro-Cap Portfolio
          2019                                         40,448  11.65 to 11.78        $473,354               0.00%  1.15% to 1.35%  17.64% to 17.87%
          2018                                         44,262   9.91 to 10.00        $439,782               0.00%  1.15% to 1.35% -10.51% to -10.33%
          2017                                         46,074  10.44 to 11.15        $511,189               0.55%  1.15% to 1.35%   3.61% to 3.82%
          2016                                         44,814  10.68 to 10.74        $479,544               0.51%  1.00% to 1.50%  17.77% to 18.01%
          2015                                         46,010   9.07 to 9.10         $417,664               0.00%  1.00% to 1.50% -13.78% to -13.61%

    Small Cap Portfolio
          2019                                        574,363  11.26 to 15.64      $8,893,239               0.42%  1.15% to 1.35%  16.85% to 17.08%
          2018                                        624,142   9.63 to 13.36      $8,283,097               0.32%  1.15% to 1.35%  -9.73% to -9.55%
          2017                                        678,945  14.67 to 14.77      $9,979,307               0.79%  1.15% to 1.35%   3.69% to 3.90%
          2016                                        678,690  14.14 to 14.21      $9,614,439               1.70%  1.00% to 1.50%  18.92% to 19.16%
          2015                                        622,164  11.89 to 11.93      $7,405,466               0.49%  1.00% to 1.50% -13.15% to -12.98%

   Alps Fund
    Alerian Energy Infrastructure Portfolio
          2019                                        229,608   7.54 to 9.27       $1,759,551               1.69%  1.15% to 1.35%  18.80% to 19.04%
          2018                                        242,372   6.35 to 7.80       $1,546,879               1.83%  1.15% to 1.35% -20.05% to -19.89%
          2017                                        255,279   7.94 to 9.74       $2,035,885               2.02%  1.15% to 1.35%  -2.17% to -1.97%
          2016                                        214,149   8.12 to 8.16       $1,742,373               2.55%  1.00% to 1.50%  38.91% to 39.19%
          2015                                        140,978   5.84 to 5.86         $824,630               1.28%  1.00% to 1.50% -38.76% to -38.63%

    Red Rocks Listed Private Equity Portfolio
          2019                                        111,694  13.23 to 14.37      $1,583,062               0.00%  1.15% to 1.35%  37.96% to 38.24%
          2018                                        114,555   9.58 to 10.39      $1,177,653               5.29%  1.15% to 1.35% -13.71% to -13.54%
          2017                                        132,509  11.09 to 12.02      $1,584,399               3.76%  1.15% to 1.35%  23.29% to 23.53%
          2016                                         31,067   9.70 to 9.73         $301,600               0.89%  1.00% to 1.50%   6.52% to 6.74%
          2015                                         17,656   9.11 to 9.12         $160,817               0.11%  1.00% to 1.50%  -8.92% to -8.84%

   American Funds IS
    Asset Allocation Fund
          2019                                      4,963,246  12.13 to 14.10     $67,128,532               1.88%  1.15% to 1.35%  19.30% to 19.54%
          2018                                      3,553,526  10.16 to 11.80     $41,272,047               1.66%  1.15% to 1.35%  -6.12% to -5.93%
          2017                                      2,854,380  10.81 to 12.54     $35,466,015               1.60%  1.15% to 1.35%  14.36% to 14.59%
          2016                                      1,757,313  10.89 to 10.94     $19,162,946               1.76%  1.00% to 1.50%   7.70% to 7.92%
          2015                                        807,913  10.11 to 10.14      $8,178,458               3.14%  1.00% to 1.50%  -0.21% to -0.01%

    Blue Chip Income and Growth Fund
          2019                                      2,386,962  10.64 to 14.68     $33,582,903               1.99%  1.15% to 1.35%  19.41% to 19.65%
          2018                                      2,058,862   8.91 to 12.27     $24,755,085               2.09%  1.15% to 1.35%  -10.15% to -9.97%
          2017                                      1,617,244  11.13 to 13.63     $21,744,911               2.12%  1.15% to 1.35%  15.14% to 15.37%
          2016                                      1,191,707  11.76 to 11.82     $14,030,863               2.32%  1.00% to 1.50%  16.91% to 17.14%
          2015                                        564,646  10.06 to 10.09      $5,684,566               2.70%  1.00% to 1.50%  -4.51% to -4.32%

    Ultra-Short Bond Fund
          2019                                      1,167,783   9.41 to 9.93      $11,045,280               1.66%  1.15% to 1.35%   0.04% to 0.24%
          2018                                      1,173,610   9.41 to 9.92      $11,075,480               0.82%  1.15% to 1.35%  -0.23% to -0.02%
          2017                                      1,347,923   9.43 to 9.93      $12,736,983               0.07%  1.15% to 1.35%  -1.18% to -0.98%
          2016                                      1,342,304   9.54 to 9.59      $12,826,412               0.00%  1.00% to 1.50%  -1.78% to -1.59%
          2015                                      1,625,317   9.71 to 9.74      $15,798,803               0.00%  1.00% to 1.50%  -2.04% to -1.85%

    Capital Income Builder Fund
          2019                                      1,503,121  11.32 to 11.56     $17,233,347               2.68%  1.15% to 1.35%  16.04% to 16.27%
          2018                                      1,391,166   9.74 to 9.94      $13,739,071               2.72%  1.15% to 1.35%  -8.50% to -8.32%
          2017                                      1,175,195  10.64 to 10.85     $12,674,558               2.67%  1.15% to 1.35%  11.14% to 11.36%
          2016                                        809,445   9.69 to 9.74       $7,856,367               3.18%  1.00% to 1.50%   2.39% to 2.60%
          2015                                        502,843   9.47 to 9.49       $4,765,182               2.92%  1.00% to 1.50%  -3.11% to -2.92%

    Global Growth Fund
          2019                                        762,115  13.60 to 16.13     $11,989,570               1.05%  1.15% to 1.35%  33.07% to 33.33%
          2018                                        581,969  10.21 to 12.10      $6,906,376               0.63%  1.15% to 1.35% -10.46% to -10.28%
          2017                                        402,383  11.39 to 13.48      $5,351,879               0.68%  1.15% to 1.35%  29.36% to 29.62%
          2016                                        263,246  10.35 to 10.40      $2,729,142               0.75%  1.00% to 1.50%  -0.98% to -0.78%
          2015                                        218,567  10.45 to 10.48      $2,287,088               1.66%  1.00% to 1.50%   5.26% to 5.47%

    Global Growth and Income Fund
          2019                                        798,022  13.04 to 14.61     $11,434,351               1.85%  1.15% to 1.35%  28.98% to 29.24%
          2018                                        788,349  10.10 to 11.30      $8,809,205               1.78%  1.15% to 1.35% -11.10% to -10.93%
          2017                                        567,275  11.35 to 12.69      $7,127,276               2.60%  1.15% to 1.35%  24.14% to 24.39%
          2016                                        407,304  10.15 to 10.20      $4,141,736               2.16%  1.00% to 1.50%   5.60% to 5.81%
          2015                                        251,907   9.62 to 9.64       $2,426,026               3.36%  1.00% to 1.50%  -2.92% to -2.72%

    Global Small Capitalization Fund
          2019                                        341,552  12.91 to 13.77      $4,652,407               0.01%  1.15% to 1.35%  29.48% to 29.74%
          2018                                        289,207   9.96 to 10.61      $3,041,269               0.02%  1.15% to 1.35% -12.01% to -11.83%
          2017                                        209,334  11.31 to 12.04      $2,497,720               0.37%  1.15% to 1.35%  23.94% to 24.19%
          2016                                        140,116   9.65 to 9.69       $1,355,137               0.08%  1.00% to 1.50%   0.48% to 0.68%
          2015                                        227,555   9.60 to 9.63       $2,186,411               0.00%  1.00% to 1.50%  -1.36% to -1.16%

    Growth Fund
          2019                                      1,654,362  14.29 to 18.75     $29,881,613               0.59%  1.15% to 1.35%  28.69% to 28.95%
          2018                                      1,508,344  11.10 to 14.54     $21,307,468               0.30%  1.15% to 1.35%  -1.85% to -1.65%
          2017                                      1,103,029  11.29 to 14.78     $15,869,916               0.53%  1.15% to 1.35%  26.27% to 26.53%
          2016                                        603,340  11.63 to 11.68      $7,025,261               0.63%  1.00% to 1.50%   7.75% to 7.97%
          2015                                        403,510  10.79 to 10.82      $4,357,889               1.25%  1.00% to 1.50%   5.15% to 5.37%

    Growth-Income Fund
          2019                                      2,283,141  13.49 to 16.35     $36,495,223               1.61%  1.15% to 1.35%  24.17% to 24.42%
          2018                                      1,915,078  10.86 to 13.14     $24,681,484               1.46%  1.15% to 1.35%  -3.38% to -3.18%
          2017                                      1,426,572  11.22 to 13.58     $19,064,147               1.52%  1.15% to 1.35%  20.44% to 20.68%
          2016                                        912,448  11.19 to 11.25     $10,231,418               1.54%  1.00% to 1.50%   9.76% to 9.98%
          2015                                        469,186  10.20 to 10.23      $4,790,060               2.28%  1.00% to 1.50%   -0.15% to 0.05%

    International Fund
          2019                                        645,003  11.92 to 12.19      $7,796,962               1.31%  1.15% to 1.35%  21.02% to 21.27%
          2018                                        621,781   9.84 to 10.05      $6,210,405               1.87%  1.15% to 1.35% -14.58% to -14.40%
          2017                                        417,580  11.51 to 11.74      $4,880,259               1.56%  1.15% to 1.35%  30.13% to 30.39%
          2016                                        238,483   8.96 to 9.01       $2,143,281               1.42%  1.00% to 1.50%   1.83% to 2.04%
          2015                                        176,514   8.80 to 8.83       $1,555,816               2.33%  1.00% to 1.50%  -6.03% to -5.84%

    International Growth and Income Fund
          2019                                        618,116  11.06 to 11.83      $6,885,708               2.48%  1.15% to 1.35%  20.82% to 21.06%
          2018                                        531,031   9.16 to 9.78       $4,886,791               2.53%  1.15% to 1.35% -12.65% to -12.48%
          2017                                        353,383  10.48 to 11.18      $3,723,128               2.50%  1.15% to 1.35%  23.05% to 23.30%
          2016                                        223,673   8.52 to 8.56       $1,907,815               2.77%  1.00% to 1.50%   -0.18% to 0.02%
          2015                                        146,100   8.53 to 8.56       $1,247,857               3.89%  1.00% to 1.50%  -7.08% to -6.90%

    New World Fund
          2019                                      2,582,959  11.78 to 12.21     $30,590,094               0.80%  1.15% to 1.35%  27.09% to 27.34%
          2018                                      2,403,071   9.27 to 9.59      $22,371,637               0.76%  1.15% to 1.35% -15.41% to -15.24%
          2017                                      1,902,356  10.96 to 11.32     $20,915,092               0.90%  1.15% to 1.35%  27.33% to 27.59%
          2016                                      1,383,251   8.60 to 8.65      $11,927,318               0.70%  1.00% to 1.50%   3.63% to 3.84%
          2015                                      1,059,832   8.30 to 8.33       $8,809,643               0.70%  1.00% to 1.50%  -4.67% to -4.48%

    U.S. Government/AAA-Rated Securities Fund
          2019                                      1,397,204  10.22 to 10.42     $14,512,239               2.15%  1.15% to 1.35%   3.73% to 3.94%
          2018                                      1,000,237   9.85 to 10.02      $9,996,749               1.25%  1.15% to 1.35%  -0.85% to -0.65%
          2017                                        866,874   9.92 to 10.09      $8,709,523               1.10%  1.15% to 1.35%   -0.08% to 0.12%
          2016                                        768,717  10.03 to 10.08      $7,730,632               1.33%  1.00% to 1.50%  -0.36% to -0.16%
          2015                                        523,628  10.06 to 10.09      $5,281,120               2.46%  1.00% to 1.50%   -0.07% to 0.13%

   Invesco Oppenheimer
    Total Return Bond Fund
          2019                                        225,425  10.70 to 11.17      $2,497,124               2.74%  1.15% to 1.35%   7.79% to 8.00%
          2018                                        134,424   9.92 to 10.34      $1,381,911               3.07%  1.15% to 1.35%  -2.64% to -2.45%
          2017                                        141,166  10.18 to 10.60      $1,489,489               2.13%  1.15% to 1.35%   2.98% to 3.19%
          2016                                        183,899  10.23 to 10.28      $1,883,268               3.87%  1.00% to 1.50%   1.67% to 1.87%
          2015                                        126,370  10.06 to 10.09      $1,272,341               4.00%  1.00% to 1.50%  -0.65% to -0.45%

    Discovery Mid Cap Growth Fund
          2019                                        144,894  14.57 to 17.98      $2,537,512               0.00%  1.15% to 1.35%  37.15% to 37.42%
          2018                                         93,983  10.61 to 13.08      $1,200,322               0.00%  1.15% to 1.35%  -7.57% to -7.38%
          2017                                         78,421  11.47 to 14.12      $1,081,791               0.00%  1.15% to 1.35%  26.74% to 26.99%
          2016                                         69,024  11.07 to 11.12        $765,062               0.00%  1.00% to 1.50%   0.71% to 0.91%
          2015                                         86,870  10.99 to 11.02        $955,449               0.00%  1.00% to 1.50%   4.92% to 5.13%

    Global Multi-Alternatives Fund
          2019                                              -         -                    $0               1.96%  1.15% to 1.35%         n/a
          2018                                          9,705   8.91 to 8.99          $87,065               0.68%  1.15% to 1.35%  -4.61% to -4.42%
          2017                                          9,680   9.34 to 9.41          $90,846               0.45%  1.15% to 1.35%  -1.15% to -0.95%
          2016                                         25,872   9.45 to 9.50         $244,847               1.38%  1.00% to 1.50%   2.10% to 2.30%
          2015                                         18,204   9.26 to 9.28         $168,791               0.13%  1.00% to 1.50%  -4.97% to -4.78%

    Global Fund
          2019                                        344,196  13.00 to 14.86      $5,016,048               0.66%  1.15% to 1.35%  29.69% to 29.95%
          2018                                        331,573  10.01 to 11.44      $3,736,216               0.82%  1.15% to 1.35% -14.56% to -14.39%
          2017                                        314,034  11.70 to 13.36      $4,168,595               0.54%  1.15% to 1.35%  34.50% to 34.77%
          2016                                        101,878   9.86 to 9.91       $1,006,775               0.79%  1.00% to 1.50%  -1.50% to -1.30%
          2015                                        100,088  10.01 to 10.04      $1,003,116               1.16%  1.00% to 1.50%   2.28% to 2.49%

    International Growth Fund
          2019                                      1,012,466  11.19 to 11.41     $11,452,452               0.64%  1.15% to 1.35%  26.24% to 26.49%
          2018                                        701,888   8.86 to 9.02       $6,284,910               0.63%  1.15% to 1.35% -20.64% to -20.48%
          2017                                        321,075  11.15 to 11.34      $3,621,877               0.70%  1.15% to 1.35%  24.75% to 25.00%
          2016                                        127,654   9.03 to 9.07       $1,154,655               0.92%  1.00% to 1.50%  -4.02% to -3.83%
          2015                                        126,222   9.41 to 9.44       $1,189,022               0.58%  1.00% to 1.50%   1.72% to 1.93%

    Main Street Fund
          2019                                        678,260  11.64 to 15.78      $9,695,219               0.75%  1.15% to 1.35%  29.97% to 30.23%
          2018                                        441,279   8.94 to 12.12      $5,103,092               0.94%  1.15% to 1.35%  -9.34% to -9.15%
          2017                                        303,919  10.78 to 13.34      $3,992,486               1.01%  1.15% to 1.35%  15.08% to 15.31%
          2016                                        173,754  11.51 to 11.57      $2,003,711               0.90%  1.00% to 1.50%   9.81% to 10.03%
          2015                                         83,027  10.49 to 10.52        $871,289               0.37%  1.00% to 1.50%   1.72% to 1.93%

    Main Street Small Cap Fund
          2019                                        351,560  11.68 to 14.63      $4,988,917               0.00%  1.15% to 1.35%  24.44% to 24.69%
          2018                                        311,009   9.38 to 11.73      $3,567,016               0.07%  1.15% to 1.35% -11.75% to -11.57%
          2017                                        273,894  10.62 to 13.26      $3,591,491               0.60%  1.15% to 1.35%  12.39% to 12.61%
          2016                                        202,405  11.72 to 11.78      $2,378,265               0.24%  1.00% to 1.50%  16.09% to 16.33%
          2015                                        138,342  10.10 to 10.13      $1,398,862               0.89%  1.00% to 1.50%  -7.35% to -7.17%

   Transparent Value VI
    Directional Allocation Portfolio
          2016                                              -         -                    $0               0.00%  1.00% to 1.50%         n/a
          2015                                         17,596   9.26 to 9.28         $162,873               0.00%  1.00% to 1.50%  -4.06% to -3.87%

   T. Rowe Price
    Blue Chip Growth Portfolio
          2019                                      2,495,804  15.03 to 16.99     $41,710,940               0.00%  1.15% to 1.35%  27.84% to 28.10%
          2018                                      1,899,467  11.75 to 13.26     $24,860,206               0.00%  1.15% to 1.35%   0.28% to 0.48%
          2017                                      1,239,795  11.70 to 13.20     $16,205,947               0.00%  1.15% to 1.35%  34.01% to 34.28%
          2016                                        556,025   9.80 to 9.83       $5,455,076               0.00%  1.00% to 1.50%  -0.81% to -0.61%
          2015                                        202,458   9.88 to 9.89       $2,001,222               0.00%  1.00% to 1.50%  -1.18% to -1.10%

    Health Sciences Portfolio
          2019                                      1,244,908  12.68 to 13.99     $15,981,066               0.00%  1.15% to 1.35%  26.91% to 27.16%
          2018                                        998,792  10.00 to 11.01     $10,053,170               0.00%  1.15% to 1.35%  -0.50% to -0.30%
          2017                                        710,023  10.05 to 11.05      $7,168,782               0.00%  1.15% to 1.35%  25.60% to 25.86%
          2016                                        380,909   8.00 to 8.02       $3,048,925               0.00%  1.00% to 1.50% -11.91% to -11.74%
          2015                                        192,859   9.08 to 9.09       $1,751,317               0.00%  1.00% to 1.50%  -9.20% to -9.13%

   John Hancock Variable Insurance Trust
    Financial Industries Portfolio
          2019                                         46,129  10.84 to 10.88        $500,705               4.14%  1.15% to 1.35%  29.75% to 30.01%
          2018                                         17,208   8.35 to 8.37         $143,851               0.76%  1.15% to 1.35% -16.46% to -16.35%

    Fundamental All Cap Core Portfolio
          2019                                          6,566  11.77 to 11.79         $77,274               0.28%  1.15% to 1.35%  34.36% to 34.49%
          2018                                          5,611   8.76 to 8.76          $49,138               0.03%  1.15% to 1.35% -12.42% to -12.42%

    Select Bond Portfolio
          2019                                         14,697  10.81 to 10.85        $159,157               4.16%  1.15% to 1.35%   7.27% to 7.49%
          2018                                            385  10.08 to 10.09          $3,876               3.83%  1.15% to 1.35%   0.80% to 0.94%

    Strategic Income Opportunities Portfolio
          2019                                         27,218  10.37 to 10.40        $282,324               3.43%  1.15% to 1.35%   9.27% to 9.48%
          2018                                          9,090   9.49 to 9.50          $86,302               3.92%  1.15% to 1.35%  -5.10% to -4.98%

    Federated
      High Income Bond Portfolio
          2019                                         33,419  10.37 to 10.38        $346,785               0.00%  1.15% to 1.35%   3.74% to 3.81%

      Kaufmann Portfolio
          2019                                         67,817  10.91 to 10.92        $740,188               0.00%  1.15% to 1.35%   9.10% to 9.25%

      Managed Volatility Portfolio
          2019                                          2,425  10.71 to 10.72         $25,983               0.00%  1.15% to 1.35%   7.08% to 7.23%

          *    The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets.  This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income is affected by the timing of the declaration of dividends.

          **   The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

          ***  The Total Return is calculated as the change in the unit value of the underlying portfolio and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.
               For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period.  Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

6.      Diversification Requirements

        Under the provisions of Section 817(h) of the Internal Revenue Code, as
        amended (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investment of the segregated asset account, on which the policy is based, are not adequately diversified.  The Code provides that the "adequately diversified"
        requirement may be met if the underlying investments satisfy either a statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

        The Internal Revenue Service has issued regulations under Section 817(h) of the
        Code.  Midland National Life believes, based on assurances from the Funds, that the Separate Account C satisfies the current requirements of the regulations.
Part C

OTHER INFORMATION

 Item 24.

(a)  Financial Statements

All required financial statements are included in Part B of the Registration Statement

(b)  Exhibits:

(1)   Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C (2)

(2)   Not Applicable

(3)   (a)   Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Financial Network (8)

        (b)  Registered Representative Contract (8)

(4)  (a)   Form of Flexible Premium Deferred Variable Annuity Contract (8)

        (b)   Optional LiveWell Value Endorsement (16)

        (c)   Enhanced Death Benefit Endorsement (19)

(5)  Application for Flexible Premium Deferred Variable Annuity Contract (8)

(6)   (a)  Articles of Incorporation of Midland National Life Insurance Company (2)

        (b)  By-laws of Midland National Life Insurance Company (2)

(7)   Reinsurance Agreement for contracts issued under this Registration Statement. (4)

(8)   (a)      Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II. (5)

(b)       Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II. (1)

(c)       Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III. (6)

(d)      Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III. (3)

(e)       Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (4)

(f)       Rule 22c-2 Agreement between Midland National Life Insurance Company Calvert Distributors, Inc. (7)

(g)       SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation. (7)

(h)          SEC Rule 22c-2 Supplement to Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (7)

(i)            Rule 22c-2 Shareholder Information Agreement between Midland National and MFS Fund Distributors Inc. (7)

(j)            Participation agreement between Midland National Life Insurance Company and BlackRock. (9)

(k) Participation agreement between Midland National Life Insurance Company and DWS. (9)

(l) Participation agreement between Midland National Life Insurance Company and Eaton Vance. (9)

(m) Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)

(n) Amendment to Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)

(o) Participation agreement between Midland National Life Insurance Company and Ivy Funds. (9)

(p) Participation agreement between Midland National Life Insurance Company and Legg Mason. (9)

(q)          Participation agreement between Midland National Life Insurance Company and Pioneer Funds. (9)

(r) Participation agreement between Midland National Life Insurance Company and Prudential. (9)

(s) Participation agreement between Midland National Life Insurance Company and Royce Funds. (9)

(t) Amendment to Participation agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (9)

(u) Participation Agreement between Midland National Life Insurance Company and Massachusetts Financial Variable Insurance Trusts. (9)

(v) Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc. (9)

(w) Participation Agreement between Midland National Life Insurance Company and Calvert Asset Management Company, Inc. (9)

(x) Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC. (9)

(y) Participation Agreement between Midland National Life Insurance Company and Rydex Distributors LLC. (9)

(z)           Participation Agreement between Midland National Life Insurance Company and AllianceBernstein. (10)

(aa) Amendment to Participation Agreement between Midland National Life Insurance Company and American Century. (10)

(bb) Participation Agreement Amended and Restated between Midland National Life Insurance Company and DWS. (10)

(cc) Participation Agreement between Midland National Life Insurance Company and Lazard. (10)

(dd)       Participation Agreement between Midland National Life Insurance Company and Lord Abbett. (10)

(ee) Amendment to Participation Agreement between Midland National Life Insurance Company and Northern Lights Variable Trust. (10)

(ff) Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck. (10)

(gg)       Amendment to the Participation Agreement between Midland National Life Insurance Company, American Century Investment Services, Inc. and American Century Investment Management, Inc. (11)

(hh) Summary Prospectus Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation. (11)

(ii) Amendment to the Participation Agreement between Midland National Life Insurance Company and Janus Aspen Series. (11)

(jj)          Amendment to the Participation Agreement between Midland National Life Insurance Company, The Alger American Portfolios and Fred Alger & Company, Incorporated. (12)

(kk) Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. (12)

(ll) Amendment to the Participation Agreement between Midland National Life Insurance Company, DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds, DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. (12)

(mm) Amendment to the Participation Agreement between Midland National Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. (12)

(nn) Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, Lazard Asset Management Securities LLC and Lazard Retirement Series, LLC. (12)

(oo) Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC. (12)

(pp) Amendment to the Participation Agreement between Midland National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC. (12)

(qq)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Northern Lights Variable Trust and Northern Lights Distributors, LLC. (12)

(rr) Amendment to the Participation Agreement between Midland National Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC. (12)

(ss) Amendment to the Participation Agreement between Midland National Life Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributors, Inc. (12)

(tt) Amendment to the Participation Agreement between Midland National Life Insurance Company, Royce Capital Fund and Royce Fund Services, Inc. (12)

(uu)       Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation (13)

(vv) Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(ww) Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(xx) Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Series Trust II, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(yy) Participation Agreement between Midland National Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLC and Columbia Management Investment Distributors, Inc. (13)

(zz)        Participation Agreement between Midland National Life Insurance Company, ALPS Variable Investment Trust, ALPS Advisors, Inc and ALPS Portfolio Solutions Distributor, Inc. (14)

(aaa) Participation Agreement between Midland National Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series. (14)

(bbb) Participation Agreement between Midland National Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. (14)

(ccc) Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC., Transparent Value Trust, Guggenheim Partners Investment Management, LLC, and ALPS Distributors, Inc. (14)

(ddd)    Amendment to the Participation Agreement between Midland National Life Insurance Company, BlackRock Variable Series Funds, Inc., and BlackRock Investments, LLC. (14)

(eee) Amendment to the Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation. (14)

(fff) Participation Agreement between Midland National Life Insurance Company and T. Rowe Price. (15)

(ggg) Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC. (15)

(hhh)    Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, John Hancock Variable Insurance Trust and John Hancock Distributors, LLC (17)

(iii)        Participation Agreement between Midland National Life Insurance Company, Federated Insurance Series and Federated Securities Corp. (18)

(9)   (a)     Opinion and Consent of Counsel (20)

        (b)     Power of Attorney (20)

(10) (a)     Consent of Carlton Fields, P.A. (20)

      (b)     Consent of Independent Registered Public Accounting Firm (20)

(11) Not Applicable

(12) Not Applicable

(13) Performance Data Calculations (4)

  Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 on April 23, 1997 (File No. 333-14061)
  Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on February 23, 1998 (File No. 33-64016)
  Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061)

4.       Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on April 28, 2003 (File No. 333-71800)

5.       Incorporated herein by reference to Initial N-4 Filing on June 7, 1993 (File 33-64016)

6.       Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on April 29, 1997 (File No. 33-64016)

7.       Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No. 333-108437)

8.       Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on December 15, 2011  (File No. 333-176870)

9.       Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 25, 2012  (File No. 333-176870)

10.    Incorporated herein by reference to Post-Effective Amendment No. 2 for Form N-4 on September 20, 2012  (File No. 333-176870)

  Incorporated herein by reference to Post-Effective Amendment No. 8 for Form N-6 on April 26, 2013 (File No. 333-148824)

12.    Incorporated herein by reference to Post-Effective Amendment No. 3 for Form N-4 on April 26, 2013 (File No. 333-176870)

13.    Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on July 12, 2013 (File No. 333-176870)

14.    Incorporated herein by reference to Post-Effective Amendment No. 7 for Form N-4 on July 25, 2014 (File No. 333-176870)

15.    Incorporated herein by reference to Post-Effective Amendment No. 9 for Form N-4 on July 16, 2015 (File No. 333-176870)

16.    Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-4 on April 25, 2017 (File No. 333-176870)

17.    Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 27, 2018 (File No. 333-176870)

18.    Incorporated herein by reference to Post-Effective Amendment No. 13 for Form N-4 on April 29, 2019 (File No. 333-176870)

19.    Incorporated herein by reference to Post-Effective Amendment No. 14 for Form N-4 on March 6, 2020 (File No. 333-176870)

20.    Filed herewith

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address[1]	Position and Offices with Depositor
Esfandyar E. Dinshaw....................................................	Chairman of the Board & Chief Executive Officer
Steven C. Palmitier[3]........................................................	President and Chief Operating Officer – Director
Darron K. Ash..................................................................	Director
Willard Bunn, III.............................................................	Director
James Roderick Clark.....................................................	Director
Thomas Corcoran............................................................	Director
George A. Fisk.................................................................	Director
William D. Heinz............................................................	Director
Heather Kreager..............................................................	Director
Michael M. Masterson....................................................	Director
Robert R. TeKolste.........................................................	President - SIAG
William L. Lowe[4]............................................................	President - Sammons Institutional Group
Teri L. Ross......................................................................	President - Shared Services
Anne Cooper....................................................................	Senior Vice President and Chief Human Resources Officer
Rhonda Elming ...............................................................	Senior Vice President – Annuity Product
Brian Hansen....................................................................	Senior Vice President, General Counsel & Secretary
Donald T. Lyons..............................................................	Senior Vice President
Timothy A. Reuer[2]..........................................................	Senior Vice President & Corporate Actuary
Kelly Coomer...................................................................	Senior Vice President & Chief Information Officer
Stacy Bagby.....................................................................	Vice President – Sales & Compliance Administration-SIG: Chief Compliance Officer of SEC Rule 38a-1
David C. Attaway............................................................	Vice President, Chief Financial Officer & Treasurer
Melissa Scheuerman[4]......................................................	Vice President - Business & Sales Development
Brent A. Mardis...............................................................	Vice President, Chief Risk Officer
Jeannie Iannello[2].............................................................	Vice President - Life New Business & Underwriting
Jackie Cockrum...............................................................	Vice President, Annuity New Business & Suitability Operations
Kirk P. Evans[4]..................................................................	Vice President, Product Actuary & Risk Management
Jeremy A. Bill[2]................................................................	Vice President - Life Product Development
Gerald R. Blair[3]...............................................................	Vice President, Chief Distribution and Sales Officer
Gregory J. Bonzagni[4]......................................................	Vice President – National Sales
Cyndi Hall........................................................................	Vice President – Chief Compliance Officer
Timothy Crawford...........................................................	Vice President & Associate General Counsel-Life & Annuity Operations
Nicholas Nelson..............................................................	Vice President – Administration
Daniel Edsen....................................................................	Vice President – Finance Reporting
Brett Agnew.....................................................................	Vice President and Associate General Counsel - Securities & Corporate Services
Kathleen Bartling[2]...........................................................	Vice President – Internal Sales & Marketing
Pat Glover.........................................................................	Associate Vice President – Financial Reporting
Michael P. Hagan............................................................	Associate Vice President – Anti-Money Laundering & Financial Crimes Officer
Theresa B. Kuiper[2]..........................................................	Associate Vice President – Treasury Operations
Randy D. Shaull[2].............................................................	Associate Vice President – Field Liaison and Actuarial Support
Jill Williams[3]....................................................................	Associate Vice President – Market Conduct & Compliance Assessment
Seth Nailor........................................................................	Associate Vice President – Customer Service & Claims

1Unless noted otherwise, the principal business address for each officer and director is 4350 Westown Parkway, West Des Moines, IA 50266

2One Sammons Plaza, Sioux Falls, SD 57193-9991

3525 W. Van Buren, Chicago, IL 60607

44546 Corporate Drive, Suite 100, West Des Moines, IA 50266

Item 26.  Persons Controlled By or Under Common Control With the Depositor or Registrant.

The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc.  The Registrant is a segregated asset account of Midland.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).   Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2019, are:

Name	Jurisdiction	Percent Of Voting Securities Owned
3200 West Twain Holdings I LLC	DE	(No Ownership) Management by Guggenheim Credit Services, LLC
5180 CLO LP	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
5180-2 CLO LP	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
550 Capital, Inc.	DE	100% by Sammons Infrastructure, Inc.
AAFT-MSN 29573 Holdco LLC	DE	100% by Acsal Holdco LLC
AAFT-MSN 29573 Lender LLC	DE	100% by Guggenheim Credit Services, LLC
AAFT-MSN 29573 LLC	DE	100% by AAFT-MSN 29573 Holdco LLC
AAFT-MSN 29574 Holdco LLC	DE	100% by Acsal Holdco LLC
AAFT-MSN 29574 Lender LLC	DE	100% by Guggenheim Credit Services, LLC
AAFT-MSN 29574 LLC	DE	100% by AAFT-MSN 29574 Holdco LLC
AAFT-MSN 31163 Holdco LLC	DE	100% by Acsal Holdco LLC
AAFT-MSN 31163 Lender LLC	DE	100% by Guggenheim Credit Services, LLC
AAFT-MSN 31163 LLC	DE	100% by AAFT-MSN 31163 Holdco LLC
AAFT-MSN 31167 Holdco LLC	DE	100% by Acsal Holdco LLC
AAFT-MSN 31167 Lender LLC	DE	100% by Guggenheim Credit Services, LLC
AAFT-MSN 31167 LLC	DE	100% by AAFT-MSN 31167 Holdco LLC
AAFT-MSN 33227 Holdco LLC	DE	100% by Acsal Holdco LLC
AAFT-MSN 33227 Lender LLC	DE	100% by Guggenheim Credit Services, LLC
AAFT-MSN 33227 LLC	DE	100% by AAFT-MSN 33227 Holdco LLC
AAFT-MSN 33229 Holdco LLC	DE	100% by Acsal Holdco LLC
AAFT-MSN 33229 Lender LLC	DE	100% by Guggenheim Credit Services, LLC
AAFT-MSN 33229 LLC	DE	100% by AAFT-MSN 33229 Holdco LLC
AAFT-MSN 33321 Holdco LLC	DE	100% by Acsal Holdco LLC
AAFT-MSN 33321 Lender LLC	DE	100% by Guggenheim Credit Services, LLC
AAFT-MSN 33321 LLC	DE	100% by AAFT-MSN 33321 Holdco LLC
AAFT-MSN 33486 Holdco LLC	DE	100% by Acsal Holdco LLC
AAFT-MSN 33486 Lender LLC	DE	100% by Guggenheim Credit Services, LLC
AAFT-MSN 33486 LLC	DE	100% by AAFT-MSN 33486 Holdco LLC
ABV Holdings, LLC	NC	90% by Heelstone Energy Investor I, LLC
ABV Lessee, LLC	NC	1% by Heelstone Energy II, LLC
AC Storage, LLC	DE	100% by GC Deferred Compensation I, LLC
ACEI Holdco, LLC	DE	100% by GPFT Holdco, LLC
Acsal Holdco LLC	DE	(No Ownership) Management by Guggenheim Credit Services, LLLC
AECORN, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
AJ Highland Park Investors, LLC	DE	100% by Albion at Highland Park, LLC
Albemarle Solar Center, LLC	NC	100% by ABV Holdings, LLC
Albion at Beachwood LLC	DE	50% by Albion DeVille Member LLC
Albion at Evanston Investors I, LLC	DE	100% by Albion Residential LLC
Albion at Evanston, LLC	DE	100% by Albion at Evanston Investors I, LLC
Albion at Highland Park, LLC	DE	100% by Albion Residential LLC
Albion at Oak Park Investors I, LLC	DE	35% by Albion at Oak Park Member, LLC
Albion at Oak Park Member, LLC	DE	100% by Albion Residential LLC
Albion at Oak Park, LLC	DE	100% by Albion at Oak Park Investors I, LLC
Albion at Parklane GP, LLC	DE	100% by Albion Residential LLC
Albion at Parklane Limited Partner, LLC	DE	100% by Albion Residential LLC
Albion Columbus 1, LLC	DE	100% by Albion Residential LLC
Albion Columbus Investors 1, LLC	DE	20% by Albion Columbus 1, LLC
Albion Construction LLC	DE	100% by Albion Residential LLC
Albion DeVille Member LLC	DE	100% by Albion Residential LLC
Albion Jacobs Highland Park, LLC	DE	100% by AJ Highland Park Investors, LLC
Albion Residential LLC	DE	100% by Village Green Consolidated LLC
Albion WM 1, LLC	DE	100% by Albion Columbus Investors 1, LLC
AMC Investor Holdings LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
ASG Mortgage Investors, LLC	DE	35.3% by Compatriot Capital, Inc.
Asheville Resolution Corporation	DE	100% by Consolidated Investment Services, Inc.
Aspen Solar, LLC	NC	100% by PV Project Holdings II, LLC
Asset Consulting Group, LLC	DE	100% by GWM Holdco, LLC
AT Funding Note Issuer, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
AxiaTP Holdings, LLC	DE	34% by Hesa GSTF V, LLC
Balloo Hire Centre Limited	IRE	100% by Briggs Equipment UK Limited
Balsam Solar, LLC	NC	100% by PV Project Holdings II, LLC
BBEP Legacy Holdings, LLC	DE	100% by NZC Guggenheim Fund Limited
Beachwood Apartments LLC	DE	100% by Albion at Beachwood LLC
Bennington Stark Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Beulah Belle Grazing Association, LLC	WY	100% by Pathfinder Dumbell Ranch, LLC
BFC Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Bingham CDO L.P.	CYM	(No Ownership) Management by GIM GP Ltd.
Biscay GSTF III, LLC	DE	100% by GLAC Holdings, LLC
Blanford Capital Company #1, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #10, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #11, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #12, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #13, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #14, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #15, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #16, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #17, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #18, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #19, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #2, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #20, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #21, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #22, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #23, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #24, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #25, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #3, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #4, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #5, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #6, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #7, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #8, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #9, LLC	CYM	100% by GIFMS Capital Company, LLC
Bound Brook Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
BRE NC Solar 1, LLC	NC	100% by PV Project Holdings I, LLC
Briggs Equipment Ireland Limited	IRE	100% by Briggs Equipment UK Limited
Briggs Equipment Mexico, Inc.	DE	100% by Briggs Equipment, Inc.
Briggs Equipment UK Limited	GBR	100% by Briggs UK Holdings, Inc.
Briggs Equipment, Inc.	DE	100% by Briggs International, Inc.
Briggs Equipment, S.A. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% by Briggs Equipment Mexico, Inc.
Briggs International, Inc.	DE	100% by Consolidated Investment Services, Inc.
Briggs UK Holdings, Inc.	DE	100% by Consolidated Investment Services, Inc.
Broadway Solar Center, LLC	NC	100% by ABV Holdings, LLC
Bronco Media MM LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Cainhoy Land & Timber, LLC	DE	65% by GC Parent Holdings, LLC
Canal Reinsurance Company	IA	100% by Midland National Life Insurance Company
CardCash Holdings, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Carmocela Investimentos Imobiliarios e Turisticosm Unipessoal, Lda	PRT	100% by GNP-MR, LLC
CCE Funding LLC	DE	100% by Compatriot Capital, Inc.
CCI Historic, Inc.	DE	100% by Compatriot Capital, Inc.
CCI/HTC, Inc.	DE	100% by CCI Historic, Inc.
Cedar Solar, LLC	NC	100% by PV Project Holdings II, LLC
Cedar Springs (Cayman) Ltd.	CYM	100% by Cedar Springs Capital Company, LLC
Cedar Springs Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Channel Capital Group Holdings, LLC	DE	38.3% by Nominee Holding Company, LLC
Channel Capital Group LLC	DE	100% by Channel Capital Group Holdings, LLC
Chelsea Creek Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Clear Spring Life Insurance Company	TX	100% by Guggenheim Life and Annuity Company
Clemina Hydro Power GP Ltd.	BC	100% by SRE Hydro Canada Corp
Clemina Hydro Power LP	BC	99% by SRE Hydro Canada Corp 0.01% by Clemina Hydro Power GP Ltd.
Cohen Financial Services (DE), LLC	DE	100% by Pillar Financial, LLC
Collectible Antiquities Company, LLC	DE	100% by GC Deferred Compensation I, LLC
Columbia Mountains Power GP Ltd.	BC	100% by SRE Hydro Canada Corp
Columbia Mountains Power LP	BC	99% by SRE Hydro Canada Corp 0.01% by Columbia Mountains Power GP Ltd.
Community Investments, Inc.	DE	100% by Consolidated Investment Services, Inc.
Compatriot Capital, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Concord Minutemen Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Consolidated Investment Services, Inc.	NV	100% by Sammons Enterprises, Inc.
Constitution, LLC	DE	100% by Consolidated Investment Services, Inc.
Controladora Briggs de Mexico, S. de R.L. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% by Briggs Equipment Mexico, Inc.
Conway Capital, LLC	DE	50% by Guggenheim Life and Annuity Company
Copper River CLO Ltd.	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Corio Funding, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Corio RR Finance Co., LLC	DE	100% by Corio RR Funding, LLC
Corio RR Finance Co.-2, LLC	DE	100% by Corio RR Funding, LLC
Corio RR Funding, LLC	DE	100% by Corio Funding, LLC
Cornwall Solar Center, LLC	NC	100% by PV Project Holdings V, LLC
Corporate Funding V, LLC	DE	100% by GPFT Holdco, LLC
Corporate Funding VI, LLC	DE	100% by GPFT Holdco, LLC
Crestwood Solar Center, LLC	NC	100% by PV Project Holdings V, LLC
Croton Liquid Markets LLC f/k/a GLM Securities, LLC	DE	100% by Links Holdings LLC
Crown Point Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
CSCN LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
DBI/ASG Advisors, LP	DE	14% by ASG Mortgage Investors, LLC
DBI/ASG Mortgage Acquisition Fund I, LP	DE	55.4% by Compatriot Capital, Inc.
DC Solutions LLC	DE	100% by Sammons CAES Holdings, LLC
Dement Farm, LLC	NC	(No Ownership) Management by Heelstone Energy, LLC
Dement Solar Farm, LLC	NC	0.01% by Heelstone Energy, LLC
DG Solar Lessee, LLC	NC	0.01% byHeelstone Energy, LLC
DLPG II Executive, LLC	DE	(No Ownership) Management by DLPG, LLC
DLPG, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
DS Energy Storage Systems LLC	DE	50% by Sammons Energy Storage Holdings LLC
DT Riverdale 0971, LLC	DE	100% by Retail Investors III, LLC
Duplin Solar II, LLC	NC	(No Ownership) Management by Heelstone Energy, LLC
Durham Solar, LLC	NC	100% by PV Project Holdings IV, LLC
E2M Fund II Holdco, LP	DE	47.8% by Compatriot Capital, Inc.
E2M Fund II Holdco, LP	DE	25% by E2M General Partner II, LLC
E2M General Partner II, LLC	DE	17.4% by Compatriot Capital, Inc.
E2M General Partner III, LLC	DE	30% by Compatriot Capital, Inc.
E2M Holdings, LLC	DE	30% by Compatriot Capital, Inc.
E2M Partners, LLC	DE	100% by E2M Holdings, LLC
E2M Strategic Fund (Fund A), LP	DE	56.3% by Compatriot Capital, Inc. 30% by E2M General Partner III, LLC
E2M Villas at RPW, LLC	TX	79.3% by Compatriot Capital, Inc. 20% by E2M/CCI Villas at RPW Holdings, LLC
E2M/CCI Villas at RPW Holdings, LLC	TX	99.4% by Compatriot Capital, Inc.
E2M/SRC Investment Company, LLC	DE	37% by Compatriot Capital, Inc. 60% by E2M Fund II Holdco, LP
Efland Funding 2015-1, LLC	DE	100% by Elsmere Insurance Agency, LLC
Efland Funding 2015-2, LLC	DE	100% by Elsmere Insurance Agency, LLC
Efland Funding 2015-3, LLC	DE	100% by Elsmere Insurance Agency, LLC
Efland Funding 2015-4, LLC	DE	100% by Elsmere Insurance Agency, LLC
Efland Funding 2016-1, LLC	DE	100% by Elsmere Insurance Agency, LLC
Efland Funding 2016-2, LLC	DE	100% by Elsmere Insurance Agency, LLC
Efland Parent 2015-3, LLC	DE	100% by Elsmere Insurance Agency, LLC
Efland Parent 2016-1, LLC	DE	100% by Elsmere Insurance Agency, LLC
ELM MM LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Elm Solar, LLC	NC	100% by PV Project Holdings II, LLC
ELSL Funding V, LLC	DE	100% by Elsmere Insurance Agency, LLC
ELSL Funding VI, LLC	DE	100% by Elsmere Insurance Agency, LLC
ELSL Funding VII, LLC	DE	100% by Elsmere Insurance Agency, LLC
Elsmere Insurance Agency, LLC	DE	100% by Guggenheim Life and Annuity Company
Energy Asset Holdings LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
English Hydro Power GP Ltd.	BC	100% by SRE Hydro Canada Corp
English Hydro Power LP	BC	99% by Columbia Mountains Power LP 0.01% by English Hydro Power GP Ltd.
Enterhealth, LLC	TX	21.3% by Sammons Capital, Inc.
ESA Newton Grove 1 NC, LLC	NC	100% by PV Project Holdings III, LLC
ESA Selma NC 1, LLC	NC	100% by PV Project Holdings III, LLC
ESA Smithfield 1 NC, LLC	NC	100% by PV Project Holdings III, LLC
ETUR C-B LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
ETUR C-G LLC	DE	100% by Guggenheim Partners Opportunistic Investment Grade Securities Master Fund, Ltd.
ETUR C-G LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Fashion Funding, LLC	DE	100% by GLAC Holdings, LLC
FD Orange Beach 859, LLC	DE	100% by Retail Investors III, LLC
Forklift Operations de Mexico, S.A. de C.V.	MEX	99% by Controladora Briggs de Mexico, S. de R.L. de C.V. 1% by Briggs Equipment Mexico, Inc.
Forrestal Portfolios LLC	DE	100% by Moore's Creek Capital Corporation
Fosthall Creek Power LP	BC	99% by SRE Hydro Canada Corp
Franklin Park (Cyprus) Limited	CYP	100% by GGIC IIP Holdings LP
Gallahan Funding, LLC	DE	100% by GL Marketing, LLC
GC Deferred Compensation I, LLC	DE	100% by Guggenheim Capital, LLC
GC Disbursement Agent, LLC	DE	100% by Guggenheim Services, LLC
GC Orpheus Investors, LLC	DE	21.7% by Guggenheim Partners Investment Management Holdings, LLC
GC Orpheus Investors, LLC	DE	(No Ownership) Management by Guggenheim Partners, LLC
GC Parent Holdings, LLC	DE	100% by Guggenheim Capital, LLC
GC Pilar Golf Investment, LLC	DE	100% by GC Parent Holdings, LLC
GDP - Pilara Lotes, LLC	DE	100% by GC Parent Holdings, LLC
Generation Financial Group LLC	DE	50% by JLx3, LLC 50% by Guggenheim Partners, LLC
Generation Mortgage Company, LLC	CA	100% by GFMH, LLC
Gerrity Group, LLC	DE	100% by Gerrity Holdings LLC
Gerrity Holdings LLC	DE	40% by Compatriot Capital, Inc.
Gerrity Retail Fund 3 Management, LLC	DE	100% by Gerrity Group, LLC
Gerrity Retail Fund 3, L.P.	DE	40% by Compatriot Capital, Inc. 4.3% by GRF Special, LLC Management by Gerrity Retail Partners 3, LLC
Gerrity Retail Investors 3, LLC	DE	94.7% by Gerrity Group, LLC
Gerrity Retail Partners 3, LLC	DE	100% by Gerrity Group, LLC
GFMH, LLC	DE	99.67% by GPFT Holdco, LLC
GFP Green Inc.	CYM	100% by GGIC, Ltd.
GFP Peru Dunas Holdings, Inc.	CYM	100% by GGIC, Ltd.
GFPIC, L.P.	CYM	34.5% by GFPID, LLC
GFPID, LLC	DE	40% by GC Parent Holdings, LLC
GFS Management (Ireland) Limited	IRL	100% by Guggenheim Fund Solutions, LLC
GGIC Greenbacker Funding Ltd.	CYM	100% by GGIC, Ltd.
GGIC IIP Holdings Ltd.	CYM	100% by GGIC, Ltd.
GGIC IIP Holdings, L.P.	CYM	(No Ownership) Management by GGIC IIP Holdings Ltd.
GGIC IIP Holdings, L.P.	CYM	85.7% by GGIC, Ltd.
GGIC KTI Holdings Ltd.	CYM	100% by GGIC, Ltd.
GGIC Manager, LLC	DE	100% by GGIC, Ltd.
GGIC, Ltd.	CYM	75.6% by GFPIC, L.P.
GHW Holdco, LLC	DE	66.7% by NZC Guggenheim Fund LLC
GI Holdco II LLC	DE	100% by Guggenheim Partners, LLC
GI Holdco II Sub LLC	DE	100% by GI Holdco II LLC
GI Holdco LLC	DE	100% by GI Holdco II LLC
GIA Europe Holdings, Ltd.	CYM	100% by GWM Holdco, LLC
GIBSL CN, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
GIES Holdco, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
GIES Investment, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
GIES Managing Member, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GIES, LLC	DE	89.8% by GIES Holdco, LLC
GIES, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
GIFM Holdings Trust	DE	100% by GIFS Capital Company, LLC
GIFMS Capital Company, LLC	CYM	99.5% by The Liberty Hampshire Company, LLC
GIFMS Capital Company, LLC	CYM	(No Ownership) Management by Guggenheim Manager, Inc.
GIFS Capital Company, LLC	CYM	100% by The Liberty Hampshire Company, LLC
Gila Bend Power Partners, LLC	DE	50% by Sammons Power Development, Inc.
GIM GP Ltd.	CYM	100% by Guggenheim Partners Investment Management, LLC
GIS Administrative Services, LLC	DE	100% by Guggenheim Insurance Services, LLC
GIS Asset Company, LLC	DE	100% by Guggenheim Insurance Services, LLC
GL Marketing, LLC	DE	100% by GLAC Holdings, LLC
GLAC GBM Investco, LLC	DE	100% by Guggenheim Life and Annuity Company
GLAC Holdings, LLC	DE	100% by GPFT Holdco, LLC
GLAC Investment Holdings II, LLC	DE	100% by Guggenheim Life and Annuity Company
GLAC Investment Holdings III, LLC	DE	100% by Guggenheim Life and Annuity Company
GLAC Investment Holdings, LLC	DE	100% by Guggenheim Life and Annuity Company
Global 6000 9568 Limited LDC	CYM	50% by GX 9568 Holdings I, LLC 50% by GX 9568 Holdings II, LLC
GM Lansing 824, LLC	DE	100% by Retail Investors III, LLC
GMI GPIM, LLC	DE	100% by Guggenheim Manager, Inc.
GMI GPIMH, LLC	DE	100% by Guggenheim Manager, Inc.
GN Fund I, LLC	FL	100% by Guggenheim Nicklaus Partners, LLC
GNP-BA S.R.L.	ARG	95% by GNP-BA, LLC
GNP-BA, LLC	FL	100% by Guggenheim Nicklaus Partners, LLC
GNP-IC, LLC	DE	100% by Guggenheim-Nicklaus Fund I, Ltd.
GNP-MR, LLC	ID	100% by Guggenheim-Nicklaus Fund I, Ltd.
GP Feeder Fund Management, LLC	DE	100% by GWM Holdco, LLC
GP Holdco, LLC	DE	99.5% by Guggenheim Partners, LLC
GP Holdco, LLC	DE	(No Ownership) Management by Guggenheim Manager, Inc.
GP India Opportunities Feeder Fund, LP	CYM	(No Ownership) Management by Guggenheim Partners India GP, LLC
GPAM Holdings II, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPAM Holdings, Inc.	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
GPC 76, LLC	DE	100% by Guggenheim Advisors, LLC
GPC LIX, LLC	DE	100% by Guggenheim Advisors, LLC
GPFT Holdco, LLC	DE	100% by GP Holdco, LLC
GPH Funding I, LLC	DE	100% by GPH Funding II, LLC
GPH Funding II, LLC	DE	100% by Guggenheim Partners, LLC
GPI Ventures, LLC	DE	100% by Asheville Resolution Corporation
GPIM Holdings VIII, Ltd.	CYM	100% by Guggenheim Partners Investment Management, LLC
GPIMH Sub Holdco, Inc.	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
GPIMH Sub, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
GPM: Fundrise, LLC	DE	100% by Guggenheim Capital, LLC
GPM-Center Court, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Great Bridge Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
GRF Special, LLC	DE	(No Ownership) Management by Gerrity Group, LLC
GRF Special, LLC	DE	100% by Gerrity Retail Investors 3, LLC
GRREP Holdings, LLC	DE	99.5% by GC Parent Holdings, LLC
GRREP Holdings, LLC	DE	(No Ownership) Management by Guggenheim Manager, Inc.
GS Gamma Advisors, LLC	DE	50% by Guggenheim Partners Investment Management Holdings, LLC
GS Gamma Investments, LLC	DE	(No Ownership) Management by GS Gamma Management, LLC
GS Gamma Management, LLC	DE	50% by Guggenheim Partners Investment Management Holdings, LLC
GSA, LLC	DE	100% by Guggenheim Funds Services, LLC
GSFI, LLC	DE	70% by Guggenheim Partners, LLC 30% by JLx3, LLC (No Ownership) Management by Guggenheim Partners, LLC
Guggenheim Advisors, LLC	DE	100% by Guggenheim Alternative Asset Management, LLC
Guggenheim Aircraft Opportunity Fund, L.P.	DE	(No Ownership) Management by Guggenheim Aircraft Opportunity GP, LLC
Guggenheim Aircraft Opportunity GP, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Aircraft Opportunity Master Fund, L.P.	DE	(No Ownership) Management by Guggenheim Aircraft Opportunity GP, LLC
Guggenheim Alternative Asset Management, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Apsley Fund, L.P.	CYM	(No Ownership) Management by Guggenheim Apsley Holdings, LLC
Guggenheim Apsley Holdings, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Capital Management (Asia) Private Limited	IND	99% by Guggenheim Partners India Holdings, LLC
Guggenheim Capital, LLC	DE	36.5% by SAGE Assets, Inc.
Guggenheim Commercial Real Estate Finance (CA), Inc.	DE	100% by Guggenheim Commercial Real Estate Finance, LLC
Guggenheim Commercial Real Estate Finance, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Core Plus Fund, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Corporate Funding, LLC	DE	100% by Guggenheim Funds Services, LLC
Guggenheim Corporate Opportunity Fund (Cayman Islands), L.P.	CYM	(No Ownership) Management by Guggenheim Corporate Opportunity Fund GP, LLC
Guggenheim Corporate Opportunity Fund GP, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Corporate Opportunity Fund ILP, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Corporate Opportunity Fund Investment Vehicle, L.P.	CYM	(No Ownership) Management by Guggenheim Corporate Opportunity Fund GP, LLC
Guggenheim Corporate Opportunity Fund, L.P.	DE	(No Ownership) Management by Guggenheim Corporate Opportunity Fund GP, LLC
Guggenheim Credit Services, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Development Services, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
Guggenheim Disbursement Agent, LLC	DE	100% by Guggenheim Services, LLC
Guggenheim Energy LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Energy Opportunities Fund, LP	DE	(No Ownership) Management by Guggenheim Energy LLC
Guggenheim Fund Solutions, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Funds Distributors, LLC	DE	100% by Guggenheim Funds Services, LLC
Guggenheim Funds Investment Advisors, LLC	DE	100% by Guggenheim Funds Services, LLC
Guggenheim Funds Services, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Global Investments Public Limited Company	IRL	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Global Investments Public Limited Company	IRL	(No Ownership) Management by Guggenheim Partners Fund Management (Europe) Limited
Guggenheim Golf Properties Investor, LLC	DE	99.5% by GC Parent Holdings, LLC
Guggenheim Golf Properties Investor, LLC	DE	(No Ownership) Management by Guggenheim Manager, Inc.
Guggenheim High-Yield Fund, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim High-Yield Plus Fund LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim High-Yield Plus Fund SPC	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim High-Yield Plus Master Fund SPC	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Holdco Sub II, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Insurance Holdco, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Insurance Services, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
Guggenheim Investment Advisors (Europe) Limited	GBR	100% by GIA Europe Holdings, Ltd.
Guggenheim Investment Advisors, LLC	DE	100% by GWM Holdco, LLC
Guggenheim Investor Services, LLC	DE	100% by Guggenheim Funds Services, LLC
Guggenheim Investors Fund LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim KBBO Partners Limited	ARE	500% by Links GKPL Holdco, LLC
Guggenheim Life 1099 Reporting Company, LLC	DE	100% by Guggenheim Life and Annuity Company
Guggenheim Life and Annuity Company	DE	15% by PLIC Holdings, LLC 85% by GLAC Holdings, LLC
Guggenheim Life Reinsurance (U.S.) Corporation	DE	100% by Guggenheim Life and Annuity Company
Guggenheim Loan Agent, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Loan Fund, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Loan Services Company, Inc.	CA	100% by Guggenheim Loan Services Company, LLC
Guggenheim Loan Services Company, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Management, LLC	DE	100% by Guggenheim Alternative Asset Management, LLC
Guggenheim Manager, Inc.	DE	100% by Guggenheim Capital, LLC
Guggenheim Nicklaus Partners, LLC	DE	70% by GC Parent Holdings, LLC
Guggenheim NSA Napoli-Mirabella Trust 2019	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Opportunities Investors I-B, LLC	DE	100% by GC Deferred Compensation I, LLC
Guggenheim Opportunities Investors IV, LLC	DE	100% by GC Deferred Compensation I, LLC
Guggenheim Opportunities Investors V, LLC	DE	100% by GC Deferred Compensation I, LLC
Guggenheim Opportunities Investors VI, LLC	DE	100% by GC Deferred Compensation I, LLC
Guggenheim Partners Advisors, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Partners Advisory Company	SD	100% by Guggenheim Partners, LLC
Guggenheim Partners Europe Limited	IRL	100% by GPIMH Sub Holdco, Inc.
Guggenheim Partners Fund Management (Europe) Limited	IRL	100% by GPIMH Sub Holdco, Inc.
Guggenheim Partners Holdings, LLC	DE	100% by GPH Funding I, LLC
Guggenheim Partners India GP, LLC	DE	33.3% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Partners India Limited (Cayman)	CYM	100% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Management, LLC	DE	100% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners Investment Management Holdings, LLC	DE	99.5% by GI Holdco LLC (No Ownership) Management by GMI GPIMH, LLC
Guggenheim Partners Investment Management, LLC	DE	99.9% by Guggenheim Partners Investment Management Holdings, LLC (No Ownership) Management by GMI GPIM, LLC
Guggenheim Partners Japan, Ltd.	JPN	100% by Links GPJL Holdco, LLC
Guggenheim Partners London Premises Limited	GBR	100% by Guggenheim Capital, LLC
Guggenheim Partners Opportunistic Investment Grade Securities Fund 2015, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Partners Opportunistic Investment Grade Securities Fund, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Partners Opportunistic Investment Grade Securities Master Fund, Ltd.	CYM	(No Ownership) Management by Guggenheim Partners Opportunistic Investment Grade Securities Fund, Ltd.
Guggenheim Partners Opportunistic Investment Grade Securities Private Pensions Fund, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Partners, LLC	DE	100% by Guggenheim Capital, LLC
Guggenheim Payroll Agent, LLC	DE	100% by Guggenheim Capital, LLC
Guggenheim Portfolio Company VII, LLC	DE	100% by Guggenheim Advisors, LLC
Guggenheim Portfolio Company X, LLC	DE	100% by Guggenheim Advisors, LLC
Guggenheim Premises I, LLC	DE	99.5% by Guggenheim Capital, LLC
Guggenheim Premises I, LLC	DE	(No Ownership) Management by Guggenheim Manager, Inc.
Guggenheim Private Debt Fund 2.0 Managing Member, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Private Debt Fund 2.0, LLC	DE	(No Ownership) Management by Guggenheim Private Debt Fund 2.0 Managing Member, LLC
Guggenheim Private Debt Fund 2.0, Ltd.	CYM	(No Ownership) Management by Guggenheim Private Debt Fund 2.0 Managing Member, LLC
Guggenheim Private Debt Fund 2.0-I, LLC	DE	(No Ownership) Management by Guggenheim Private Debt Fund 2.0 Managing Member, LLC
Guggenheim Private Debt Fund 3.0 Managing Member, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Private Debt Fund Managing Member, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Private Debt Fund Note Issuer 2.0, LLC	DE	(No Ownership) Management by Guggenheim Private Debt Fund 2.0 Managing Member, LLC
Guggenheim Private Debt Fund Note Issuer, LLC	DE	(No Ownership) Management by Guggenheim Private Debt Fund Managing Member, LLC
Guggenheim Private Debt Fund Throne Investco, LLC	DE	100% by Guggenheim Private Debt Fund, Ltd. (No Ownership) Management by Guggenheim Private Debt Fund Managing Member, LLC
Guggenheim Private Debt Fund Trinity Investco, LLC	DE	100% by Guggenheim Private Debt Fund, Ltd.
Guggenheim Private Debt Fund, LLC	DE	(No Ownership) Management by Guggenheim Private Debt Fund Managing Member, LLC
Guggenheim Private Debt Fund, Ltd.	CYM	(No Ownership) Management by Guggenheim Private Debt Fund Managing Member, LLC
Guggenheim Private Debt Master Fund 2.0, LLC	DE

74.6% by Guggenheim Private Debt Fund 2.0, Ltd.

12.4% by Guggenheim Private Debt Fund 2.0, LLC

13.1% by Guggenheim Private Debt Fund 2.0-I, LLC

(No Ownership) Management by Guggenheim Private Debt Fund 2.0 Managing Member, LLC

Guggenheim Private Debt Master Fund Investco III, LLC	DE	(No Ownership) Management by Guggenheim Private Debt Fund Managing Member, LLC
Guggenheim Private Debt Master Fund, LLC	DE	(No Ownership) Management by Guggenheim Private Debt Fund Managing Member, LLC
Guggenheim Private Debt MFLTB 2.0, LLC	DE	100% by Guggenheim Private Debt Master Fund 2.0, LLC
Guggenheim Receivable Financing, LLC	DE	100% by Guggenheim Services, LLC
Guggenheim Retail Real Estate Partners, LLC	DE	100% by GRREP Holdings, LLC
Guggenheim Securities Credit Partners, LLC	DE	100% by Links Holdings LLC
Guggenheim Securities International, Ltd.	GBR	100% by Links Holdings LLC
Guggenheim Securities, LLC	DE	100% by Links Holdings LLC
Guggenheim Services, LLC	DE	99.5% by Guggenheim Capital, LLC
Guggenheim Services, LLC	DE	(No Ownership) Management by Guggenheim Manager, Inc.
Guggenheim Transparent Value, LLC	DE	99.5% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Transparent Value, LLC	DE	(No Ownership) Management by GPIMH Sub, LLC
Guggenheim Treasury Services (Europe) Limited	GBR	100% by Guggenheim Treasury Services International Limited
Guggenheim Treasury Services Corporation (N.Y.)	DE	100% by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services International Limited	CYM	100% by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services, LLC	DE	100% by Liberty Hampshire Holdings, LLC
Guggenheim Trust Assets, LLC	DE	100% by Guggenheim Securities, LLC
Guggenheim-meZocliq Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim-Nicklaus Fund I, Ltd.	FL	89.5% by Guggenheim Golf Properties Investor, LLC (No Ownership) Management by GN Fund I, LLC
GW Ocean, LLC	DE	50% by Guggenheim Partners Investment Management, LLC
GW Phoenix 799, LLC	DE	100% by Retail Investors III, LLC
GWM Holdco, LLC	DE	99.5% by Guggenheim Partners, LLC (No Ownership) Management by Guggenheim Manager, Inc.
GX 9568 Holdings I, LLC	DE	100% by Guggenheim Aircraft Opportunity Master Fund, L.P.
GX 9568 Holdings II, LLC	DE	100% by Guggenheim Aircraft Opportunity Master Fund, L.P.
Harrell's Hill Solar Center, LLC	NC	100% by PV Project Holdings V, LLC
Heelstone Energy II, LLC	DE	100% by SRE Utility Solar 1, LLC
Heelstone Energy III, LLC	DE	100% by SRE Utility Solar 1, LLC
Heelstone Energy Investor I, LLC	DE	9% by Heelstone Energy II, LLC
Heelstone Energy Investor II, LLC	DE	9% by Heelstone Energy III, LLC
Heelstone Energy Investor III, LLC	DE	1% by Heelstone Energy IV, LLC
Heelstone Energy Investor IV, LLC	DE	1% by Heelstone Energy V, LLC
Heelstone Energy Investor V, LLC	DE	1% by Heelstone Energy VI, LLC
Heelstone Energy Investor VI, LLC	DE	1% by Heelstone Energy VII, LLC
Heelstone Energy Investor VII, LLC	DE	1% by Heelstone Energy VIII, LLC
Heelstone Energy IV, LLC	DE	100% by SRE Utility Solar 1, LLC
Heelstone Energy V, LLC	DE	100% by SRE Utility Solar 1, LLC
Heelstone Energy VI, LLC	DE	100% by SRE Utility Solar 1, LLC
Heelstone Energy VIII, LLC	DE	100% by SRE Utility Solar 1, LLC
Heelstone Energy, LLC	DE	100% by SRE Utility Solar 1, LLC
Heelstone Land Holdings, LLC	DE	100% by SRE Utility Solar 1, LLC
Heestone Energy VII, LLC	DE	100% by SRE Utility Solar 1, LLC
Heroult Holdings LLC	DE	100% by NZC Guggenheim Fund Limited
Hesa GSTF V, LLC	DE	100% by GLAC Holdings, LLC
Highland Solar Center, LLC	NC	100% by PV Project Holdings V, LLC
Hiremech Holdings Limited	GBR	100% by Briggs Equipment UK Limited
Hiremech Limited	GBR	100% by Hiremech Holdings Limited
Hitec Lift Trucks Limited	GBR	100% by Briggs Equipment UK Limited
IDF I, LLC	DE	100% by Guggenheim Life and Annuity Company
IDF II, LLC	DE	100% by Guggenheim Life and Annuity Company
Innovative Solar 23, LLC	NC	100% by PV Project Holdings IV, LLC
Internet Radio Funding II, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Internet Radio Funding, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
IPEX LLC	DE	100% by Generation Financial Group LLC
IPEX Services, LLC	DE	100% by IPEX LLC
Iron Hill CLO Designated Activity Company	IRL	(No Ownership) Management by Guggenheim Partners Europe Limited
I-SAIL, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Jasmine Asset Funding Limited	CYM	100% by The Liberty Hampshire Company, LLC
Java Acquisition Company 0013, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
Java Acquisition Company 0031, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
Java Acquisition Company 0049, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
JL Appleton 980, LLC	DE	100% by Retail Investors III, LLC
JL Atascocita 1305, LLC	DE	100% by Retail Investors III, LLC
JL Bentonville 1412, LLC	DE	100% by Retail Investors III, LLC
JL Bryan 991, LLC	DE	100% by Retail Investors III, LLC
JL Delavan 1363, LLC	DE	100% by Retail Investors III, LLC
JL Dripping Springs 1369, LLC	DE	100% by Retail Investors III, LLC
JL Fort Worth 1393, LLC	DE	100% by Retail Investors III, LLC
JL Grand Chute 1216, LLC	DE	100% by Retail Investors III, LLC
JL Hamburg 1301, LLC	DE	100% by Retail Investors III, LLC
JL Henrietta 1273, LLC	DE	100% by Retail Investors III, LLC
JL Huntley 797, LLC	DE	100% by Retail Investors III, LLC
JL Irondequoit 1252, LLC	DE	100% by Retail Investors III, LLC
JL Joplin 1391, LLC	DE	100% by Retail Investors III, LLC
JL Katy 916, LLC	DE	100% by Retail Investors III, LLC
JL Lubbock 1229, LLC	DE	100% by Retail Investors III, LLC
JL Manitowoc 1257, LLC	DE	100% by Retail Investors III, LLC
JL McKinney 823, LLC	DE	100% by Retail Investors III, LLC
JL Midland 1410, LLC	DE	100% by Retail Investors III, LLC
JL Milwaukee 1397, LLC	DE	100% by Retail Investors III, LLC
JL Morton 1375, LLC	DE	100% by Retail Investors III, LLC
JL Muskego 1263, LLC	DE	100% by Retail Investors III, LLC
JL Nicholasville 1389, LLC	DE	100% by Retail Investors III, LLC
JL Normal 1378, LLC	DE	100% by Retail Investors III, LLC
JL Pflugerville 1370, LLC	DE	100% by Retail Investors III, LLC
JL Plover 1320, LLC	DE	100% by Retail Investors III, LLC
JL Princeton 1332, LLC	DE	100% by Retail Investors III, LLC
JL Providence Village 1239, LLC	DE	100% by Retail Investors III, LLC
JL Rib Mountain 1319, LLC	DE	100% by Retail Investors III, LLC
JL Richmond 1314, LLC	DE	100% by Retail Investors III, LLC
JL Romeoville 1318, LLC	DE	100% by Retail Investors III, LLC
JL Round Rock 1371, LLC	DE	100% by Retail Investors III, LLC
JL San Antonio 813, LLC	DE	100% by Retail Investors III, LLC
JL Somers 1403, LLC	DE	100% by Retail Investors III, LLC
JL Spring 1384, LLC	DE	100% by Retail Investors III, LLC
JL Springdale 1357, LLC	DE	100% by Retail Investors III, LLC
JL Sycamore 1379, LLC	DE	100% by Retail Investors III, LLC
JL Wylie 814, LLC	DE	100% by Retail Investors III, LLC
JLB 2728 Cedar Springs, LP	TX	30% by JLB Partners LLC 70% by Compatriot Capital, Inc.
JLB 99 West Paces Ferry LLC	TX	30% by JLB Partners LLC 70% by Compatriot Capital, Inc.
JLB BUILDERS LLC	TX	100% by JLB Partners LLC
JLB Center Street, LP	TX	30% by JLB Partners LLC 70% by Compatriot Capital, Inc.
JLB Chapman GP LLC	TX	100% by Compatriot Capital, Inc.
JLB Chapman LP	TX	100% by Compatriot Capital, Inc.
JLB Chapman LP	TX	100% by JLB Chapman GP LLC
JLB McLean LLC	DE	39% by Compatriot Capital, Inc. 21.9% by JLB McLean Partners LP
JLB McLean Partners LP	DE	65.7% by JLB Partners LLC
JLB Partners LLC	DE	40% by Compatriot Capital, Inc.
JLB Portales Partners LLC	DE	50% by JLB Portales Partners Mgr L.P.
JLB Portales Partners Mgr L.P.	TX	23.9% by Compatriot Capital, Inc. 76.1% by JLB Partners LLC
JLB REALTY LLC	TX	100% by JLB Partners LLC
JLB RESIDENTIAL LLC	TX	100% by JLB Partners LLC
JLB Stafford Land LP	TX	100% by JLB Partners LLC
JLB Stafford Phase I GP LLC	TX	100% by JLB Partners LLC
JLB Stafford Phase I L.P.	TX	30% by JLB Partners LLC 70% by Compatriot Capital, Inc. (No Ownership) Management by JLB Stafford Phase I GP LLC
JLB Stafford Phase Two GP LLC	TX	100% by JLB Partners LLC
JLB Stafford Phase Two L.P.	TX	15% by JLB Partners LLC 85% by Compatriot Capital, Inc. (No Ownership) Management by JLB Stafford Phase Two GP LLC
JLB West Paces Phase I GP LLC	TX	100% by JLB Partners LLC
JLB West Paces Phase I L.P.	TX	80% by Compatriot Capital, Inc. 19% by JLB Partners LLC 1% & Management by JLB West Paces Phase I GP LLC
JLB Winhall, LP	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLSB Fort Smith 1405, LLC	DE	100% by Retail Investors III, LLC
JLx3, LLC	DE	61.1% by Guggenheim Partners, LLC
KDC Holdings, LLC	DE	50% by E2M/SRC Investment Company, LLC
Kemps Landing Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Kenansville Solar Farm, LLC	NC	100% by SRK Holdings, LLC
Kennecott Funding Ltd.	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Kips Bay Capital Company #1, LLC	CYM	100% by The Liberty Hampshire Company, LLC
Kips Bay Capital Company #2, LLC	CYM	100% by The Liberty Hampshire Company, LLC
Kips Bay Capital Company #3, LLC	CYM	100% by The Liberty Hampshire Company, LLC
Kips Bay Capital Company #4, LLC	CYM	100% by The Liberty Hampshire Company, LLC
Kips Bay Capital Company #5, LLC	CYM	100% by The Liberty Hampshire Company, LLC
KLD Funding, LLC	DE	100% by The Liberty Hampshire Company, LLC
Lafayette Solar I, LLC	NC	100% by PV Project Holdings I, LLC
Lansing 824 Retail, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
Laramie Wind LLC	WY	100% by Pathfinder Renewable Wind Energy, LLC
Laurinburg Solar, LLC	NC	100% by PV Project Holdings III, LLC
Legacy Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Lexington Parker Capital Company, L.L.C.	DE	100% by The Liberty Hampshire Company, LLC
Liberty Hampshire Holdings, LLC	DE	99.5% by Guggenheim Capital, LLC (No Ownership) Management by Guggenheim Manager, Inc.
Links GKPL Holdco, LLC	DE	100% by Links Holdings LLC
Links GPJL Holdco, LLC	DE	100% by Links Holdings LLC
Links Holdings LLC	DE	99.5% by Guggenheim Partners, LLC (No Ownership) Management by Guggenheim Manager, Inc.
Links Holdings, Inc.	DE	100% by Guggenheim Partners, LLC
Lionel Investors LLC	DE	100% by Orpheus Holdings LLC (No Ownership) Management by Guggenheim Credit Services, LLLC
Littlefield Solar Center, LLC	NC	100% by PV Project Holdings V, LLC
Longhorn Trail Ranch II, Ltd.	TX	40% by Compatriot Capital, Inc.
Magma WCFF II Ltd.	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
MERLIN Series 2015-A LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
MERLIN Series 2015-B LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
MERLIN Series 2015-C LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Mexcolift Servicios de Personnel, S. de R.L. de C.V.	MEX	99% by Controladora Briggs de Mexico, S. de R.L. de C.V. 1% by Briggs Equipment Mexico, Inc.
meZocliq LLC	DE	41.8% by Guggenheim-meZocliq Holdings, LLC
Midland National Life Insurance Company	IA	100% by Sammons Financial Group, Inc.
Midway Wind, LLC	DE	100% by SRE Midway Member LLC
MNL Reinsurance Company	IA	100% by Midland National Life Insurance Company
Montacargas Yale de Mexico, S.A. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% by Briggs Equipment Mexico, Inc.
Moore's Creek Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
Morgan Farm, LLC	NC	100% by PV Project Holdings III, LLC
Morrow Park City Apartments LLC	DE	65.7% by VG Morrow Park Capital LLC
Morrow Park Holding LLC	DE	50% by CCI Historic, Inc.
My Financial Freedom LLC	DE	100% by Sammons Financial Group, Inc.
Mylo, LLC	MO	34.2% by Biscay GSTF III, LLC
Nashville Farms, LLC	NC	100% by PV Project Holdings III, LLC
NC Lincolnshire 624, LLC	DE	100% by Retail Investors III, LLC
NC Little Rock 642, LLC	DE	100% by Retail Investors III, LLC
NC Mentor 636, LLC	DE	100% by Retail Investors III, LLC
NC Morrisville 644, LLC	DE	100% by Retail Investors III, LLC
NC Naperville 623, LLC	DE	100% by Retail Investors III, LLC
NC San Antonio 628, LLC	DE	100% by Retail Investors III, LLC
NC Tulsa 627, LLC	DE	100% by Retail Investors III, LLC
NE Lewiston 820, LLC	DE	100% by Retail Investors III, LLC
Nominee Holding Company, LLC	DE	100% by GPFT Holdco, LLC
North American Company for Life and Health Insurance	IA	100% by Sammons Financial Group, Inc.
North Carolina Solar III, LLC	NC	(No Ownership) Management by Heelstone Energy, LLC
Northern Forklift (Scotland) Limited	GBR	100% by Briggs Equipment UK Limited
NZC Guggenheim Fund Limited	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
NZC Guggenheim Fund LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
NZC Guggenheim Master Fund Limited	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
NZCG Feeder 1, L.P.	CYM	(No Ownership) Management by GPIM Holdings VIII, Ltd.
NZCG Funding LLC	DE	100% by NZCG Funding Ltd.
NZCG Funding Ltd.	CYM	100% by NZC Guggenheim Master Fund Limited
Optimus Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Orpheus Funding LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Orpheus Holdings LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Otter, Inc.	OK	100% by Sammons Power Development, Inc.
Paragon GBM Investco, LLC	DE	100% by Guggenheim Life and Annuity Company
Parkway Mortgage, Inc.	DE	100% by Consolidated Investment Services, Inc.
Pathfinder Bison Bend, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Buzzard Bird Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Cardwell Access Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Cardwell Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Dumbell Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Land and Ranch Management, LLC	WY	100% by Pathfinder Ranches, LLC
Pathfinder Miracle Mile Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Pathfinder Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Perkins Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Power Transmission LLC	WY	100% by Laramie Wind LLC
Pathfinder Ranches, LLC	WY	100% by PR Holdings Inc.
Pathfinder Renewable Wind Energy, LLC	WY	100% by DC Solutions LLC
Pathfinder Sand Creek, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Stewart Creek Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Sun Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Two Iron Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder-Zephyr Wind, LLC	WY	100% by Laramie Wind LLC
Pent House Associates	DE	100% by Albion at Parklane Limited Partner, LLC
Pilar Holdings, LLC	FL	88.4% by GC Pilar Golf Investment, LLC
Pilar Holdings, LLC	FL	(No Ownership) Management by Guggenheim Nicklaus Partners, LLC
Pilara Lotes II, LLC	DE	100% by GC Deferred Compensation I, LLC
Pillar Financial, LLC	DE	19.6% by GPFT Holdco, LLC
Pillar Multifamily, LLC	DE	100% by Pillar Financial, LLC
PLIC Holdings, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
PLUS Funding IV, LLC	DE	(No Ownership) Management by TEK Financial, LLC
PR Holdings Inc.	DE	100% by Sammons Infrastructure, Inc.
Promenade Funding LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Promenade Holdco LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Promenade MM LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Promenade-C LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Property Disposition, Inc.	DE	100% by Sammons Financial Group, Inc.
PV Project Holdings I, LLC	NC	90% by Heelstone Energy Investor III, LLC
PV Project Holdings II, LLC	NC	90% by Heelstone Energy Investor IV, LLC
PV Project Holdings III, LLC	NC	90% by Heelstone Energy Investor V, LLC
PV Project Holdings IV, LLC	NC	90% by Heelstone Energy Investor VI, LLC
PV Project Holdings V, LLC	NC	100% by Heelstone Energy Investor VII, LLC
PV Project Lessee I, LLC	NC	1% by Heelstone Energy IV, LLC
PV Project Lessee II, LLC	NC	1% by Heelstone Energy V, LLC
PV Project Lessee III, LLC	NC	1% by Heelstone Energy VI, LLC
PV Project Lessee IV, LLC	NC	1% by Heelstone Energy VII, LLC
PV Project Lessee V-2015, LLC	DE	(No Ownership) Management by Heelstone Energy VIII, LLC
Raeford Farm, LLC	NC	100% by Heelstone Energy, LLC
Raeford Solar Farm, LLC	NC	0.01% by Heelstone Energy, LLC
Range Energy Storage Systems LLC	WY	50% by Sammons Energy Storage Holdings LLC
Red Hill Solar Center, LLC	NC	100% by SRK Holdings, LLC
Red Toad 1425 A Powatan Road, LLC	NC	100% by PV Project Holdings IV, LLC
Relationship Funding (Cayman) Ltd.	CYM	100% by The Liberty Hampshire Company, LLC
REST, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
REST-NY, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Retail Investors III, LLC	DE	(No Ownership) Management by Stonebridge Investors III, LLC
Retail Investors III, LLC	DE	99.5% by Guggenheim Life and Annuity Company
Ridgefield Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Rio Bravo Wind Capital, LLC	DE	100% by Rio Bravo Wind Renewables, LLC
Rio Bravo Wind Holdings, LLC	DE	100% by Rio Bravo Wind Capital, LLC
Rio Bravo Wind Renewables, LLC	DE	100% by SRE/Franklin Park Rio Bravo, LLC
Rio Bravo Windpower, LLC	DE	100% by Rio Bravo Wind Holdings, LLC
Rockingham Solar, LLC	NC	100% by PV Project Holdings I, LLC
Rosales Funding LLC	DE	19.8% by ETUR C-G LLC 76.5% by Rosales Holdco LLC (No Ownership) Management by Guggenheim Partners Investment Management, LLC
Rosales Holdco LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Rydex Holdings, LLC	KS	100% by Guggenheim Partners Investment Management Holdings, LLC
Saganaw Insurance Agency, LLC	DE	100% by Guggenheim Life and Annuity Company
Saganaw Receivables, LLC f/k/a SG Parent, LLC	DE	100% by Saganaw Insurance Agency, LLC
SAGE Assets, Inc.	DE	100% by Sammons Equity Alliance, Inc.
SAIL 4 Finance, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
SAIL 4 VFN NOTE ISSUER, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
SAILES 4-O, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
SAILS-3, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Samarcand Solar Farm, LLC	NC	100% by SRK Holdings, LLC
Sammons BW, Inc.	DE	100% by Sammons Distribution Holdings, Inc.
Sammons CAES Holdings, LLC	DE	100% by Sammons Infrastructure, Inc.
Sammons Capital, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Sammons Corporation	DE	100% by Consolidated Investment Services, Inc.
Sammons Distribution Holdings, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Energy Storage Holdings LLC	WY	100% by Pathfinder Renewable Wind Energy, LLC
Sammons Enterprises, Inc.	DE	100% by Sammons Enterprises, Inc. ESOT
Sammons Equity Alliance, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Financial Group, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Financial Network, LLC	DE	100% by Sammons Securities, Inc.
Sammons Infrastructure, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Institutional Group, Inc.	DE	100% by Sammons Financial Group, Inc.
Sammons Power Development, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Sammons Renewable Energy Canada Holdings Inc.	BC	100% by SRE/Franklin Park Hydro Canada-1, LLC
Sammons Renewable Energy Holdings, Inc.	DE	100% by Sammons Infrastructure, Inc.
Sammons Securities, Inc.	DE	100% by Sammons Financial Group, Inc.
Sands Point Funding Ltd.	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Sandy Point Capital Company, LLC	DE	100% by GIFS Capital Company, LLC
Saratoga (Cayman), Ltd.	CYM	100% by GIFS Capital Company, LLC
Saratoga Springs Capital Company, LLC	DE	100% by GIFS Capital Company, LLC
Saxondale Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
SB Newington 433, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
SBTree, Inc.	DE	100% by Guggenheim Partners, LLC
SC-H Elizabethtown 1292, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
SC-H Louisville 1262, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
SC-H Madison 1261, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
SC-H North Vernon 1291, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
SC-H Scottsburg 1268, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
Scottwell Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
SE Orangevale 1223, LLC	DE	100% by Retail Investors III, LLC
SE Sacramento 1224, LLC	DE	100% by Retail Investors III, LLC
SE Union City 1247, LLC	DE	100% by Retail Investors III, LLC
SE Vallejo 1248, LLC	DE	100% by Retail Investors III, LLC
Security Investors, LLC	KS	100% by Rydex Holdings, LLC
Seguros Receivables, LLC	DE	33.3% by Biscay GSTF III, LLC
Sentry Funding 2015-1, LLC	DE	100% by Saganaw Insurance Agency, LLC
Sentry Funding 2015-2, LLC	DE	100% by Saganaw Insurance Agency, LLC
Sentry Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Serpentine Hydro Power GP Ltd.	BC	100% by SRE Hydro Canada Corp
Serpentine Hydro Power LP	BC	99% by SRE Hydro Canada Corp 0.01% by Serpentine Hydro Power GP Ltd.
Seven Sticks CLO Ltd.	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Seven Sticks, LLC	SC	100% by Cainhoy Land & Timber, LLC
SGIA Funding I, LLC	DE	100% by Saganaw Insurance Agency, LLC
SGIA Funding II, LLC	DE	100% by Saganaw Insurance Agency, LLC
Shelby Randolph Road Solar I, LLC	NC	100% by PV Project Holdings I, LLC
SIA Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Sibella Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
SID Solar I, LLC	NC	100% by PV Project Holdings I, LLC
Sifton Road Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Ski Partners II, LLC	DE	32.8% by Compatriot Capital, Inc.
Ski Partners, LLC	DE	32.7% by Compatriot Capital, Inc.
SLBCA Developer LLC	DE	50% by VGH Credit LLC 50% by SLBCA Holding LLC
SLBCA Holding LLC	DE	90% by CCI/HTC, Inc. 10% by VGH Credit LLC
SLBCA Tenant LLC	DE	99.999% by Compatriot Capital, Inc. 0.001 & Management By SLBCA Holding LLC
Solberg Reinsurance Company	IA	100% by Midland National Life Insurance Company
Soo Line Building City Apartments LLC	DE	85% by SLBCA Holding LLC 15% by SLBCA Tenant LLC
South Blacktree Agency, LLC	DE	100% by SBTree, Inc.
Southside Works City Apartments LLC	DE	10% by Southside Works Holding LLC
Southside Works Holding LLC	DE	50% by CCI Historic, Inc.
SP Land Company, LLC	DE	80% by Ski Partners, LLC
SRE Blocker #1, Inc.	DE	100% by SRE Solar OpCo, Inc.
SRE Blocker #2, Inc.	DE	100% by SRE Wind OpCo, Inc.
SRE Blocker #3, Inc.	DE	100% by SRE Wind OpCo, Inc.
SRE Blocker #4, Inc.	DE	100% by Sammons Renewable Energy Holdings, Inc.
SRE Blocker #5, Inc.	DE	100% by Sammons Renewable Energy Holdings, Inc.
SRE Blocker #6, Inc.	DE	100% by Sammons Renewable Energy Holdings, Inc.
SRE Blocker #7, Inc.	DE	100% by Sammons Renewable Energy Holdings, Inc.
SRE Blocker #8, Inc.	DE	100% by Sammons Renewable Energy Holdings, Inc.
SRE DevCo, Inc.	DE	100% by Sammons Renewable Energy Holdings, Inc.
SRE Focalpoint Holdings, Inc.	DE	100% by SRE Solar OpCo, Inc.
SRE Focalpoint Member, LLC	DE	100% by SRE/Franklin Park Focalpoint, LLC
SRE Hydro Canada Corp	BC	100% by Sammons Renewable Energy Canada Holdings Inc.
SRE Hydro Canada General Services Ltd.	BC	100% by SRE Hydro Canada Corp
SRE Hydro DevCo, Inc.	DE	100% by SRE DevCo, Inc.
SRE Midway HoldCo LLC	DE	100% by SRE/Franklin Park Midway LLC
SRE Midway Member LLC (Class A shares)	DE	100% by SRE/Franklin Park Midway #2 LLC
SRE Midway Member LLC (Class B shares)	DE	100% by SRE Midway HoldCo LLC
SRE OpCo, Inc.	DE	100% by Sammons Renewable Energy Holdings, Inc.
SRE Solar OpCo, Inc.	DE	100% by SRE OpCo, Inc.
SRE Utility Solar 1, LLC	DE	100% by SRE/Franklin Park Utility Solar 1, LLC
SRE Wind OpCo Inc.	DE	100% by SRE OpCo, Inc.
SRE/Franklin Park Focalpoint, LLC	DE	99.5% by SRE Focalpoint Holdings, Inc.
SRE/Franklin Park Hydro Canada-1, LLC	DE	99.5% by SRE Hydro DevCo, Inc.
SRE/Franklin Park Midway #2 LLC	DE	100% by SRE Blocker #2, Inc.
SRE/Franklin Park Midway LLC	DE	100% by SRE Blocker #2, Inc.
SRE/Franklin Park Rio Bravo, LLC	DE	100% by SRE Blocker #3, Inc.
SRE/Franklin Park Utility Solar 1, LLC	DE	99.5% by SRE Blocker #1, Inc.
SRK Holdings, LLC	NC	90% by Heelstone Energy Investor II, LLC
SRK Lessee, LLC	NC	1% by Heelstone Energy III, LLC
Stellar Funding, Ltd.	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Stewart Creek Grazing Association, LLC	WY	50% by Pathfinder Sun Ranch, LLC 50% by Pathfinder Stewart Creek Ranch, LLC
Stonebriar JL Grand Chute 1216, LLC	DE	100% by Retail Investors III, LLC
Stonebriar JL Hamburg 1301, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
Stonebriar JL Henrietta 1273, LLC	DE	100% by Retail Investors III, LLC
Stonebriar JL Irondequoit 1252, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
Stonebriar JL Milwaukee 1397, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
Stonebriar JL Muskego 1263, LLC	DE	100% by Retail Investors III, LLC
Stonebridge Investors I, LLC	DE	99.5% by GC Parent Holdings, LLC (No Ownership) Management by Guggenheim Manager, Inc.
Stonebridge Investors III, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
Sudbourne Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Sweetgum Solar, LLC	NC	100% by PV Project Holdings II, LLC
Sweetwater River Conservancy Bald and Golden Eagle Bank, LLC	WY	100% by Sweetwater River Conservancy, LLC
Sweetwater River Conservancy Greater Sage-Grouse Habitat Bank, LLC	WY	100% by Sweetwater River Conservancy, LLC
Sweetwater River Conservancy Stream and Riparian Bank, LLC	WY	100% by Sweetwater River Conservancy, LLC
Sweetwater River Conservancy, LLC	WY	100% by Pathfinder Ranches, LLC
TB-JL Biddeford 794, LLC	DE	100% by Retail Investors III, LLC
TCFBK Richton Park 866, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
TEK Financial, LLC	DE	99.5% by Guggenheim Partners, LLC (No Ownership) Management by Guggenheim Manager, Inc.
The Liberty Hampshire Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
The Liberty Hampshire Company, LLC	DE	100% by Guggenheim Treasury Services, LLC
Thomas Creek Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
Thomas Weisel India Opportunity Fund, L.P.	DE	(No Ownership) Management by Guggenheim Partners India GP, LLC
TLEXP Ellisville 926, LLC	DE	100% by Retail Investors III, LLC
TLEXP Kansas City 1250, LLC	DE	100% by Retail Investors III, LLC
TLEXP Overland Park 978, LLC	DE	100% by Retail Investors III, LLC
TLEXP St. Peters 1200, LLC	DE	100% by Retail Investors III, LLC
TLEXP St. Peters 899, LLC	DE	100% by Retail Investors III, LLC
Toledo-MNG, LLC	DE	90.6% by GC Pilar Golf Investment, LLC
Toledo-SLS, LLC	DE	90.6% by GC Pilar Golf Investment, LLC
Tomorrow, LLC	DE	100% by Guggenheim Life and Annuity Company
Transparent Value Private Limited	IND	100% by Transparent Value, L.L.C.
Transparent Value, L.L.C.	DE	100% by Guggenheim Transparent Value, LLC
Two Crosses Grazing Association, LLC	WY	25% by Pathfinder Buzzard Bird Ranch, LLC 25% by Pathfinder Pathfinder Ranch, LLC 25% by Pathfinder Miracle Mile Ranch, LLC 25% by Pathfinder Sand Creek, LLC
Ulmus Funding LLC	DE	19.8% by Pathfinder Sand Creek, LLCETUR C-G LLC 76.5% by Pathfinder Sand Creek, LLCUlmus Holdco LLC (No Ownership) Management by Guggenheim Partners Investment Management, LLC
Ulmus Holdco LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Valcour Bay Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Van Slyke Solar Center, LLC	NC	100% by ABV Holdings, LLC
Venice GSTF I, LLC	DE	100% by GLAC Holdings, LLC
VG ECU Holdings LLC	DE	100% by CCI Historic, Inc.
VG Morrow Park Capital LLC	DE	84.8% by Compatriot Capital, Inc. 15.2% by Morrow Park Holding LLC
VGH Credit LLC	DE	100% by CCI/HTC, Inc.
VGH/Dallas LLC	DE	70% by Village Green Consolidated LLC
Village Green Communications LLC	DE	100% by Village Green Holding LLC
Village Green Consolidated LLC	DE	100% by CCI Historic, Inc.
Village Green Holding LLC	DE	100% by VGH/Dallas LLC
Village Green Management Company LLC	DE	100% by Village Green Holding LLC
V-Suites LLC	DE	100% by Village Green Holding LLC
Washington Lee Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
West Coast QSR Acquisitions, LLC	DE	100% by Guggenheim Development Services, LLC
Westown Financial LLC	DE	100% by Sammons Financial Group, Inc.
Whirlwind 1, LLC	WY	100% by Laramie Wind LLC
White Oak Guggenheim Feeder Fund, LLC	DE	29.2% by GC Deferred Compensation I, LLC (No Ownership) Management by Guggenheim Partners, LLC
White Plains Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Woodbine Legacy Investment Partners, LP	DE	45.7% by Compatriot Capital, Inc.
Wooden Rifle Grazing Association, LLC	WY	20% by Pathfinder Cardwell Ranch, LLC 20% by Pathfinder Bison Bend, LLC 20% by Pathfinder Perkins Ranch, LLC 20% by Pathfinder Cardwell Access, LLC 20% by Pathfinder Two Iron Ranch, LLC
York Road Solar I, LLC	NC	100% by PV Project Holdings I, LLC
ZV Solar 3, LLC	NC	100% by PV Project Holdings IV, LLC

Item 27. Number of Contract Owners

LiveWell Variable Annuity - As of April 14, 2020 –

6,915      Non-Qualified

2,664      Qualified

Item 28. Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law.  This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.  Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29a. Relationship of Principal Underwriter to Other Investment Companies

In addition to Midland National Life Separate Account C, Sammons Financial Network, LLC, the principal underwriter/distributor of the Registrant, is also the principal underwriter/distributor for variable universal life policies issued through Midland National Life Separate Account A.

Item 29b. Principal Underwriters

The directors and principal officers of Sammons Financial Network, LLC are as follows:

Name and Principal Business Address	Positions and Offices with Sammons Financial Network, LLC
William L. Lowe 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266	President
Holley Taylor 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266	Chief Compliance Officer - Broker Dealer
Arlen Dykhuis 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266	Financial Operations Principal
Brett Agnew 4350 Westown Parkway West Des Moines, IA 50266	Corporate Secretary
Theresa B. Kuiper One Sammons Plaza Sioux Falls, SD 57196	Associate Vice President

Item 29c. Compensation of Principal Underwriters

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant with respect to these Contracts (File No. 333-176870) during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions*	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation**
Sammons Financial Network, LLC	$12,730,547.32	$0	$0	$3,081,637.45

*Represents commissions paid on the LiveWell Variable Annuity.

**Represents an underwriting fee paid to Sammons Financial Network, LLC for LiveWell Variable Annuity contract under Separate Account C.

 Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at 4350 Westown Parkway, Suite 300, West Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607 and 200 SW 6th Avenue, Topeka, Kansas 66603-3704.

Item 31. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this Form will be delivered promptly upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C, has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in West Des Moines, Iowa this 28th day of April, 2020.

By:  MIDLAND NATIONAL LIFE SEPARATE

        ACCOUNT C (REGISTRANT)

Attest:   *                                                                                  By:            *

                                                                                                          Esfandyar E. Dinshaw

                                                                                                          Chairman of the Board

By:  MIDLAND NATIONAL LIFE

        INSURANCE COMPANY (DEPOSITOR)

Attest:  *                                                                                   By:            *

                                                                                                          Esfandyar E. Dinshaw

                                                                                                          Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                       Signatures                                                                          Title

/s/  *                                                                        Chairman of the Board of Directors, Chief Executive Officer

      Esfandyar E. Dinshaw                                 (Principal Executive Officer)

/s/  *                                                                        Director, President & Chief Operating Officer

      Steven C. Palmitier

/s/ *                                                                         Vice President & Chief Financial Officer

      David C. Attaway                                       (Principal Financial & Accounting Officer)

/s/  *                                                                          Director

      Darron K. Ash

/s/  *                                                                         Director

      Willard Bunn, III

/s/  *                                                                         Director

       James Roderick Clark

/s/  *                                                                         Director

     Thomas Corcoran

/s/  *                                                                         Director

     George A. Fisk

/s/  *                                                                         Director

      William D. Heinz

/s/ *                                                                         Director

      Heather Kreager

/s/ *                                                                         Director

     Michael M. Masterson

*By:  /s/ Stacy Bagby                                                         Date: April 28, 2020

                Stacy Bagby

                Attorney-in-Fact

                Pursuant to Power of Attorney

Registration No. 333-176870

Post-Effective Amendment #15

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

AND

MIDLAND NATIONAL LIFE INSURANCE COMPANY

EXHIBIT INDEX

Item	Exhibit
24(b)(9)(a)	Opinion and Consent of Counsel
24(b)(9)(b)	Power of Attorney
24(b)(10)(a)	Consent of Carlton Fields, P.A.
24(b)(10)(b)	Consent of Independent Registered Public Accounting Firm

24(b)(9)(a)  Opinion and Consent of Counsel

[Sammons Financial Group Letterhead]

April 28, 2020

The Board of Directors

Midland National Life Insurance Company

Des Moines, Iowa

Directors:

With reference to the Registration Statement for Midland National Life Separate Account C filed on Form N-4 (File number 333-176870 Post-Effective Amendment No. 15) with the Securities and Exchange Commission covering flexible premium deferred variable annuity policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

1.      Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium deferred variable annuity contracts by the Department of Insurance of the State of Iowa.

2.      The Midland National Life Insurance Company Separate Account C is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

3.      The flexible premium deferred variable annuity contracts, when issued as contemplated by said Form N-4 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

I hereby consent to the filing of this opinion as an Exhibit to said Form N-4 Registration Statement.

Sincerely,

/s/ Brian Hansen

Brian Hansen

Senior Vice President, General Counsel & Secretary

24(b)(9)(b)  Power of Attorney

POWER OF ATTORNEY

The undersigned Directors and Officers of Midland National Life Insurance Company, an Iowa corporation (the “Company”), hereby constitute and appoint Brian Hansen, Brett L. Agnew and Stacy Bagby and each of them (with full power to each of them to act alone), its true and lawful attorney-in-fact and agent, with full power of substitution to each, for it and on its behalf and in its name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 (including but not limited to: 33-16354; 33-76318; 333-14061; 333-14081; 333-80975; 333-58300; 333-148111; 333-148824; 333-153825; 333-119088; 333-108437; 333-71800; 33-64016; 333-128910; 333-128978; 333-176870; 333-221820) and if applicable under the Investment Company Act of 1940 (including but not limited to: 811-05271; 811-07772) with respect to any insurance contract(s): registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and they or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

The consent of each of the undersigned Directors and Officers to the above-stated Power of Attorney, evidenced by writing their individual signatures below, are given with the intent to make such resolution effective as of the date specified above without regard to the date(s) such signatures may actually be written on this Power of Attorney.  This Power of Attorney may be executed by the Directors and Officers in one or more counterparts and each executed counterpart shall be deemed an original and all such executed counterparts when taken together shall be the consent to the Power of Attorney by the undersigned Directors and Officers.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this            day of

February, 2020.

SIGNATURE                                         DATE               SIGNATURE                                         DATE

/s/Darron K. Ash                                 2/7/20              /s/George A. Fisk                               2/10/20

Darron K. Ash                                                             George A. Fisk

/s/David C. Attaway                            2/12/20            /s/William D. Heinz                            2/6/20

David C. Attaway                                                       William D. Heinz

/s/Willard Bunn, III                              2/10/20            /s/Heather Kreager                             2/6/20

Willard Bunn, III                                                          Heather Kreager

/s/James Roderick Clark                    2/12/20            /s/Michael M. Masterson                    2/11/20

James Roderick Clark                                                Michael M. Masterson

/s/Thomas Corcoran                           2/6/20              /s/Steven C. Palmitier                         2/10/20

Thomas Corcoran                                                       Steven C. Palmitier

/s/Esfandyar E. Dinshaw                    2/6/20

Esfandyar E. Dinshaw

24(b)(10)(a)  Consent of Carlton Fields, P.A.

[Carlton Fields, P.A. Letterhead]

April 28, 2020

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD  57193

Re:  Midland National Life Separate Account C

Post-Effective Amendment No. 15 to Registration Statement on N-4

File Nos. 333-176870 and 811-07772

Executives:

We have acted as counsel to Midland National Life Insurance Company regarding certain matters relating to the federal securities laws applicable to the issuance and sale of the contracts described in the above-referenced registration statement.  We hereby consent to the reference to our name under the caption “Legal Matters” in the statement of additional information filed as part of the above-referenced registration statement. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                                                                                    Very truly yours,

                                                                                    /s/ Carlton Fields, P.A.

                                                                                         Carlton Fields, P.A.

24(b)(10)(b)  Consent of Independent Registered Public Accounting Firm

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We hereby consent to the use in this Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 333-176870 and 811-07772) of our report dated April 24, 2020, relating to the financial statements of Midland National Life Insurance Company Separate Account C and the report dated April 17, 2020 relating to the statutory basis financial statements of Midland National Life Insurance Company, which appear in such Registration Statement.  We also consent to the references to us under the headings “Experts” and “Financial Statements” in such Registration Statement.

/s/ PricewaterhouseCoopers LLP

Des Moines, Iowa

April 28, 2020